UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	13.10%	9.10%	8.95%
Fidelity VIP Freedom 2040 Composite Index℠	13.63%	8.54%	8.78%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$349,922,751
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.8
International Equity Funds - 38.5
Bond Funds - 13.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	25.6
VIP Growth Portfolio - Initial Class	13.9
VIP Emerging Markets Portfolio - Initial Class	12.9
VIP Growth & Income Portfolio - Initial Class	9.4
VIP Contrafund Portfolio - Initial Class	8.4
Fidelity Long-Term Treasury Bond Index Fund	8.0
VIP Equity-Income Portfolio - Initial Class	6.8
VIP Value Portfolio - Initial Class	4.8
VIP Value Strategies Portfolio - Initial Class	2.4
Fidelity International Bond Index Fund	2.3
94.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914333.100    2162-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2035 Portfolio℠ VIP Investor Freedom 2035 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
VIP Investor Freedom 2035 Portfolio℠	10.94%	11.47%
Fidelity VIP Freedom 2035 Composite Index℠	11.50%	12.21%
S&P 500® Index	25.02%	24.34%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,341,796
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.1
International Equity Funds - 32.7
Bond Funds - 28.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	21.5
VIP Investment Grade Bond II Portfolio - Investor Class	12.1
VIP Growth Portfolio - Investor Class	11.4
VIP Emerging Markets Portfolio - Investor Class	11.2
Fidelity Long-Term Treasury Bond Index Fund	7.9
VIP Growth & Income Portfolio - Investor Class	7.7
VIP Contrafund Portfolio - Investor Class	6.8
VIP Equity Income Portfolio - Investor Class	5.6
Fidelity Inflation-Protected Bond Index Fund	4.1
VIP Value Portfolio - Investor Class	3.9
92.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914405.100    6574-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	5.06%	3.26%	4.38%
Fidelity VIP Freedom 2010 Composite Index℠	5.78%	3.34%	4.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$249,525,780
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.0
International Equity Funds - 15.4
Domestic Equity Funds - 13.4
Short-Term Funds - 11.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	37.3
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Government Money Market Portfolio - Initial Class	11.2
VIP Overseas Portfolio - Initial Class	9.2
VIP Emerging Markets Portfolio - Initial Class	6.2
VIP Growth Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.4
Fidelity Long-Term Treasury Bond Index Fund	2.9
VIP Growth & Income Portfolio - Initial Class	2.6
VIP Contrafund Portfolio - Initial Class	2.3
94.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914276.100    1425-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	7.71%	5.15%	6.02%
Fidelity VIP Freedom 2020 Composite Index℠	8.05%	4.85%	5.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$536,951,422
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 24.4
International Equity Funds - 22.7
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.3
VIP Overseas Portfolio - Initial Class	14.4
Fidelity Inflation-Protected Bond Index Fund	13.3
VIP Emerging Markets Portfolio - Initial Class	8.3
VIP Growth Portfolio - Initial Class	7.1
VIP Growth & Income Portfolio - Initial Class	4.8
VIP Contrafund Portfolio - Initial Class	4.3
Fidelity International Bond Index Fund	4.0
VIP Equity-Income Portfolio - Initial Class	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.4
93.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914280.100    1429-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class A	$ 5	0.10%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$504,235
Number of Holdings	11
Total Advisory Fee	$0
Portfolio TurnoverA	26%
A Amount not annualized
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Fixed-Income Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918310.100    7672-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	13.61%	9.07%	9.96%
Fidelity VIP Freedom 2065 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$7,325,971
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	50%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914392.100    3368-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager Portfolio VIP Asset Manager Portfolio Service Class 2

This annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 80	0.77%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities did not have a material impact on the fund's relative result the past year.
•The portfolio's fixed-income positioning also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	8.23%	5.38%	5.40%
Fidelity Asset Manager 50% Composite Index℠	9.08%	5.56%	5.97%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$904,415,380
Number of Holdings	32
Total Advisory Fee	$4,688,967
Portfolio Turnover	16%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 2.6
AA - 0.2
A - 2.9
BBB - 5.7
BB - 1.3
B - 0.9
CCC,CC,C - 0.2
D - 0.0
Not Rated - 0.7
Equities - 56.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	13.7
Information Technology	13.4
Industrials	6.6
Consumer Discretionary	6.1
Health Care	5.3
Communication Services	4.5
Consumer Staples	2.6
Energy	2.4
Real Estate	2.0
Materials	2.0
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 55.9
Bonds - 39.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.9
Microsoft Corp	2.3
Fannie Mae Mortgage pass-thru certificates	2.2
NVIDIA Corp	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	2.1
Ginnie Mae II Pool	1.7
Freddie Mac Gold Pool	1.5
Alphabet Inc Class A	1.5
33.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914197.100    363-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager: Growth Portfolio VIP Asset Manager: Growth Portfolio Investor Class

This annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 73	0.69%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	10.73%	7.37%	6.98%
Fidelity Asset Manager 70% Composite Index℠	11.93%	7.54%	7.68%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$277,549,788
Number of Holdings	27
Total Advisory Fee	$1,610,000
Portfolio Turnover	21%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.1
AAA - 1.4
AA - 0.1
A - 1.5
BBB - 3.0
BB - 1.1
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 0.6
Equities - 72.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.9
Financials	14.6
Industrials	8.2
Consumer Discretionary	7.8
Health Care	6.5
Communication Services	5.5
Consumer Staples	3.1
Energy	2.9
Materials	2.4
Real Estate	1.8
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.0
Bonds - 23.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Microsoft Corp	2.9
NVIDIA Corp	2.8
Apple Inc	2.7
Fidelity Blue Chip Growth ETF	2.6
US Treasury Bonds	2.2
Alphabet Inc Class A	1.8
Amazon.com Inc	1.8
Fidelity Hedged Equity ETF	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
27.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914170.100    1458-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	5.39%	2.80%	3.16%
Fidelity VIP FundsManager 20% Composite Index℠	5.43%	2.86%	3.36%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$677,977,229
Number of Holdings	35
Total Advisory Fee	$709,392
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.6
Short-Term Funds - 19.6
Domestic Equity Funds - 14.4
International Equity Funds - 7.8
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.3
VIP Investment Grade Bond II Portfolio - Investor Class	22.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	19.6
VIP Stock Selector All Cap Portfolio - Investor Class	10.1
Fidelity Overseas Fund	2.3
Fidelity Emerging Markets Fund	1.8
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Long-Term Treasury Bond Index Fund	1.0
Fidelity High Income Fund	0.8
83.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914305.100    1586-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class	6.42%	6.54%
Fidelity VIP FundsManager 30% Composite Index℠	6.50%	7.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	1.90%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,740,183
Number of Holdings	33
Total Advisory Fee	$10,778
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.7
Domestic Equity Funds - 20.4
Short-Term Funds - 12.9
International Equity Funds - 11.8
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.4
VIP Investment Grade Bond II Portfolio - Investor Class	22.3
VIP Stock Selector All Cap Portfolio - Investor Class	14.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	12.9
Fidelity Overseas Fund	3.8
Fidelity Emerging Markets Fund	3.3
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Stock Selector Small Cap Fund	1.3
Fidelity International Discovery Fund	1.1
84.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914411.100    6991-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	4.20%	2.26%	3.19%
Fidelity VIP Freedom Income Composite Index℠	4.84%	2.44%	3.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$88,636,009
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	40%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.4
Short-Term Funds - 15.4
International Equity Funds - 12.8
Domestic Equity Funds - 9.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	39.3
Fidelity Inflation-Protected Bond Index Fund	16.0
VIP Government Money Market Portfolio - Initial Class	15.4
VIP Overseas Portfolio - Initial Class	7.4
VIP Emerging Markets Portfolio - Initial Class	5.4
Fidelity International Bond Index Fund	3.2
VIP Growth Portfolio - Initial Class	2.8
Fidelity Long-Term Treasury Bond Index Fund	2.7
VIP Growth & Income Portfolio - Initial Class	1.9
VIP Contrafund Portfolio - Initial Class	1.7
95.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

VIP Freedom 2005 Portfolio℠ merged into VIP Freedom Income Portfolio℠ on June 7, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914270.100    1419-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	6.21%	4.08%	5.11%
Fidelity VIP Freedom 2015 Composite Index℠	6.91%	4.11%	5.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$58,148,499
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.3
International Equity Funds - 19.1
Domestic Equity Funds - 18.8
Short-Term Funds - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	34.3
Fidelity Inflation-Protected Bond Index Fund	14.1
VIP Overseas Portfolio - Initial Class	11.9
VIP Emerging Markets Portfolio - Initial Class	7.2
VIP Government Money Market Portfolio - Initial Class	5.8
VIP Growth Portfolio - Initial Class	5.5
VIP Growth & Income Portfolio - Initial Class	3.7
Fidelity International Bond Index Fund	3.7
VIP Contrafund Portfolio - Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
92.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914279.100    1428-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	11.03%	7.84%	8.28%
Fidelity VIP Freedom 2035 Composite Index℠	11.50%	7.33%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$372,945,696
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.1
International Equity Funds - 32.7
Bond Funds - 28.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	21.5
VIP Investment Grade Bond II Portfolio - Initial Class	12.2
VIP Growth Portfolio - Initial Class	11.4
VIP Emerging Markets Portfolio - Initial Class	11.2
Fidelity Long-Term Treasury Bond Index Fund	7.9
VIP Growth & Income Portfolio - Initial Class	7.7
VIP Contrafund Portfolio - Initial Class	6.9
VIP Equity-Income Portfolio - Initial Class	5.6
Fidelity Inflation-Protected Bond Index Fund	4.1
VIP Value Portfolio - Initial Class	3.9
92.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914330.100    2159-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	13.55%	9.06%	8.79%
Fidelity VIP Freedom 2050 Composite Index℠	14.43%	8.78%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$168,362,171
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914341.100    2170-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.53%	2.96%	3.32%
Fidelity VIP FundsManager 20% Composite Index℠	5.43%	2.86%	3.36%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$677,977,229
Number of Holdings	35
Total Advisory Fee	$709,392
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.6
Short-Term Funds - 19.6
Domestic Equity Funds - 14.4
International Equity Funds - 7.8
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.3
VIP Investment Grade Bond II Portfolio - Investor Class	22.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	19.6
VIP Stock Selector All Cap Portfolio - Investor Class	10.1
Fidelity Overseas Fund	2.3
Fidelity Emerging Markets Fund	1.8
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Long-Term Treasury Bond Index Fund	1.0
Fidelity High Income Fund	0.8
83.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914303.100    1584-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	5.52%	2.96%	3.32%
Fidelity VIP FundsManager 20% Composite Index℠	5.43%	2.86%	3.36%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$677,977,229
Number of Holdings	35
Total Advisory Fee	$709,392
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.6
Short-Term Funds - 19.6
Domestic Equity Funds - 14.4
International Equity Funds - 7.8
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 8.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.3
VIP Investment Grade Bond II Portfolio - Investor Class	22.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	19.6
VIP Stock Selector All Cap Portfolio - Investor Class	10.1
Fidelity Overseas Fund	2.3
Fidelity Emerging Markets Fund	1.8
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Long-Term Treasury Bond Index Fund	1.0
Fidelity High Income Fund	0.8
83.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914304.100    1585-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	7.46%	7.63%
Fidelity VIP FundsManager 40% Composite Index℠	7.78%	8.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	1.90%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$24,604,924
Number of Holdings	33
Total Advisory Fee	$18,586
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.8
Domestic Equity Funds - 26.3
International Equity Funds - 15.8
Short-Term Funds - 8.4
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	19.9
VIP Investment Grade Bond II Portfolio - Investor Class	19.8
VIP Stock Selector All Cap Portfolio - Investor Class	19.0
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.4
Fidelity Overseas Fund	5.2
Fidelity Emerging Markets Fund	4.3
Fidelity Stock Selector Small Cap Fund	1.7
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity International Discovery Fund	1.4
Fidelity Hedged Equity Fund	1.3
82.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914412.100    6992-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	9.58%	6.57%	6.67%
Fidelity VIP FundsManager 60% Composite Index℠	10.39%	6.48%	6.76%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,873,861,179
Number of Holdings	39
Total Advisory Fee	$6,697,647
Portfolio Turnover	28%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.2
Bond Funds - 33.8
International Equity Funds - 23.7
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	30.1
Fidelity Total Bond Fund	15.0
VIP Investment Grade Bond II Portfolio - Investor Class	14.9
Fidelity Overseas Fund	7.0
Fidelity Emerging Markets Fund	6.4
Fidelity Enhanced International ETF	1.8
Fidelity International Discovery Fund	1.7
Fidelity Stock Selector Small Cap Fund	1.6
Fidelity Inflation-Protected Bond Index Fund	1.4
Fidelity International Capital Appreciation Fund	1.4
81.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914323.100    1880-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	5.26%	3.40%	4.54%
Fidelity VIP Freedom 2010 Composite Index℠	5.78%	3.34%	4.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$249,525,780
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.0
International Equity Funds - 15.4
Domestic Equity Funds - 13.4
Short-Term Funds - 11.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	37.3
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Government Money Market Portfolio - Initial Class	11.2
VIP Overseas Portfolio - Initial Class	9.2
VIP Emerging Markets Portfolio - Initial Class	6.2
VIP Growth Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.4
Fidelity Long-Term Treasury Bond Index Fund	2.9
VIP Growth & Income Portfolio - Initial Class	2.6
VIP Contrafund Portfolio - Initial Class	2.3
94.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914275.100    1424-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class	7.56%	7.69%
Fidelity VIP FundsManager 40% Composite Index℠	7.78%	8.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	1.90%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$24,604,924
Number of Holdings	33
Total Advisory Fee	$18,586
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.8
Domestic Equity Funds - 26.3
International Equity Funds - 15.8
Short-Term Funds - 8.4
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	19.9
VIP Investment Grade Bond II Portfolio - Investor Class	19.8
VIP Stock Selector All Cap Portfolio - Investor Class	19.0
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.4
Fidelity Overseas Fund	5.2
Fidelity Emerging Markets Fund	4.3
Fidelity Stock Selector Small Cap Fund	1.7
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity International Discovery Fund	1.4
Fidelity Hedged Equity Fund	1.3
82.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914413.100    6993-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager: Growth Portfolio VIP Asset Manager: Growth Portfolio Service Class

This annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 75	0.71%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	10.73%	7.34%	6.96%
Fidelity Asset Manager 70% Composite Index℠	11.93%	7.54%	7.68%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$277,549,788
Number of Holdings	27
Total Advisory Fee	$1,610,000
Portfolio Turnover	21%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.1
AAA - 1.4
AA - 0.1
A - 1.5
BBB - 3.0
BB - 1.1
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 0.6
Equities - 72.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.9
Financials	14.6
Industrials	8.2
Consumer Discretionary	7.8
Health Care	6.5
Communication Services	5.5
Consumer Staples	3.1
Energy	2.9
Materials	2.4
Real Estate	1.8
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.0
Bonds - 23.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Microsoft Corp	2.9
NVIDIA Corp	2.8
Apple Inc	2.7
Fidelity Blue Chip Growth ETF	2.6
US Treasury Bonds	2.2
Alphabet Inc Class A	1.8
Amazon.com Inc	1.8
Fidelity Hedged Equity ETF	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
27.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914173.100    468-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	8.50%	5.75%	5.84%
Fidelity VIP FundsManager 50% Composite Index℠	9.08%	5.57%	5.93%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,953,645,477
Number of Holdings	39
Total Advisory Fee	$4,172,041
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.8
Domestic Equity Funds - 32.1
International Equity Funds - 19.9
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	24.9
Fidelity Total Bond Fund	17.4
VIP Investment Grade Bond II Portfolio - Investor Class	17.3
Fidelity Emerging Markets Fund	5.2
Fidelity Overseas Fund	4.5
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	1.6
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity International Capital Appreciation Fund	1.3
Fidelity Stock Selector Small Cap Fund	1.3
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914307.100    1588-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Initial Class

This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 66	0.64%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	6.08%	2.81%	3.60%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	3.14%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,508,793,887
Number of Holdings	1,470
Total Advisory Fee	$9,132,751
Portfolio Turnover	77%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.8
AAA - 2.9
AA - 1.8
A - 1.9
BBB - 7.6
BB - 13.4
B - 17.9
CCC,CC,C - 5.6
D - 0.0
Not Rated - 9.0
Equities - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.6
U.S. Government & Investment Grade-Debt - 30.1
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.6
Germany - 6.1
Mexico - 1.3
Brazil - 1.1
United Kingdom - 1.1
Canada - 1.0
France - 1.0
Saudi Arabia - 0.8
Turkey - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.8
US Treasury Bonds	5.7
German Federal Republic	5.7
Freddie Mac Multifamily Structured pass-thru certificates	3.9
TransDigm Inc	1.3
EchoStar Corp	0.8
Energy Transfer LP	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.7
39.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914255.100    1326-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	12.53%	8.87%	8.65%
Fidelity VIP FundsManager 85% Composite Index℠	14.04%	8.96%	8.85%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$959,355,337
Number of Holdings	42
Total Advisory Fee	$896,733
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 31.8
Bond Funds - 13.1
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	43.2
Fidelity Overseas Fund	9.7
Fidelity Emerging Markets Fund	8.9
Fidelity Total Bond Fund	4.8
VIP Investment Grade Bond II Portfolio - Investor Class	4.8
Fidelity International Discovery Fund	2.5
Fidelity Stock Selector Small Cap Fund	2.3
Fidelity Enhanced International ETF	2.2
Fidelity International Capital Appreciation Fund	2.1
VIP Value Strategies Portfolio - Investor Class	2.0
82.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914313.100    1594-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class 2

This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 63	0.63%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	1.50%	0.20%	1.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,430,972,983
Number of Holdings	2,224
Total Advisory Fee	$15,386,008
Portfolio Turnover	205%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.0
AAA - 9.0
AA - 0.9
A - 6.2
BBB - 16.4
BB - 2.9
B - 1.3
CCC,CC,C - 0.0
Not Rated - 4.2
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.2
Corporate Bonds - 24.9
U.S. Government Agency - Mortgage Securities - 17.8
Asset-Backed Securities - 8.6
CMOs and Other Mortgage Related Securities - 7.0
Other Investments - 0.2
Purchased Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Preferred Securities - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Grand Cayman (UK Overseas Ter) - 4.7
Mexico - 1.0
Ireland - 0.7
United Kingdom - 0.6
Netherlands - 0.4
Switzerland - 0.4
Bailiwick Of Jersey - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.8
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	6.4
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.1
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Bank of America Corp	1.1
Petroleos Mexicanos	1.0
Morgan Stanley	1.0
66.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914193.100    367-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	7.40%	4.89%	5.76%
Fidelity VIP Freedom 2020 Composite Index℠	8.05%	4.85%	5.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$536,951,422
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 24.4
International Equity Funds - 22.7
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.3
VIP Overseas Portfolio - Initial Class	14.4
Fidelity Inflation-Protected Bond Index Fund	13.3
VIP Emerging Markets Portfolio - Initial Class	8.3
VIP Growth Portfolio - Initial Class	7.1
VIP Growth & Income Portfolio - Initial Class	4.8
VIP Contrafund Portfolio - Initial Class	4.3
Fidelity International Bond Index Fund	4.0
VIP Equity-Income Portfolio - Initial Class	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.4
93.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914282.100    1431-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager: Growth Portfolio VIP Asset Manager: Growth Portfolio Service Class 2

This annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 93	0.89%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	10.55%	7.19%	6.79%
Fidelity Asset Manager 70% Composite Index℠	11.93%	7.54%	7.68%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$277,549,788
Number of Holdings	27
Total Advisory Fee	$1,610,000
Portfolio Turnover	21%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.1
AAA - 1.4
AA - 0.1
A - 1.5
BBB - 3.0
BB - 1.1
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 0.6
Equities - 72.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.9
Financials	14.6
Industrials	8.2
Consumer Discretionary	7.8
Health Care	6.5
Communication Services	5.5
Consumer Staples	3.1
Energy	2.9
Materials	2.4
Real Estate	1.8
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.0
Bonds - 23.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Microsoft Corp	2.9
NVIDIA Corp	2.8
Apple Inc	2.7
Fidelity Blue Chip Growth ETF	2.6
US Treasury Bonds	2.2
Alphabet Inc Class A	1.8
Amazon.com Inc	1.8
Fidelity Hedged Equity ETF	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
27.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914172.100    364-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2040 Portfolio℠ VIP Investor Freedom 2040 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
VIP Investor Freedom 2040 Portfolio℠	12.93%	13.44%
Fidelity VIP Freedom 2040 Composite Index℠	13.63%	14.27%
S&P 500® Index	25.02%	24.34%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$13,516,384
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	27%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.8
International Equity Funds - 38.5
Bond Funds - 13.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	25.6
VIP Growth Portfolio - Investor Class	13.9
VIP Emerging Markets Portfolio - Investor Class	12.9
VIP Growth & Income Portfolio - Investor Class	9.4
VIP Contrafund Portfolio - Investor Class	8.4
Fidelity Long-Term Treasury Bond Index Fund	8.0
VIP Equity Income Portfolio - Investor Class	6.8
VIP Value Portfolio - Investor Class	4.8
VIP Value Strategies Portfolio - Investor Class	2.4
Fidelity International Bond Index Fund	2.3
94.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914406.100    6575-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	6.52%	4.34%	5.37%
Fidelity VIP Freedom 2015 Composite Index℠	6.91%	4.11%	5.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$58,148,499
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.3
International Equity Funds - 19.1
Domestic Equity Funds - 18.8
Short-Term Funds - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	34.3
Fidelity Inflation-Protected Bond Index Fund	14.1
VIP Overseas Portfolio - Initial Class	11.9
VIP Emerging Markets Portfolio - Initial Class	7.2
VIP Government Money Market Portfolio - Initial Class	5.8
VIP Growth Portfolio - Initial Class	5.5
VIP Growth & Income Portfolio - Initial Class	3.7
Fidelity International Bond Index Fund	3.7
VIP Contrafund Portfolio - Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
92.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914277.100    1426-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	9.14%	6.25%	7.03%
Fidelity VIP Freedom 2030 Composite Index℠	9.90%	6.11%	7.12%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$784,775,482
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	31%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.9
Domestic Equity Funds - 33.3
International Equity Funds - 28.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	18.7
VIP Investment Grade Bond II Portfolio - Initial Class	17.5
VIP Emerging Markets Portfolio - Initial Class	10.1
VIP Growth Portfolio - Initial Class	9.7
Fidelity Inflation-Protected Bond Index Fund	8.4
Fidelity Long-Term Treasury Bond Index Fund	7.4
VIP Growth & Income Portfolio - Initial Class	6.5
VIP Contrafund Portfolio - Initial Class	5.8
VIP Equity-Income Portfolio - Initial Class	4.8
Fidelity International Bond Index Fund	3.4
92.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914288.100    1437-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	8.28%	5.52%	6.27%
Fidelity VIP Freedom 2025 Composite Index℠	8.98%	5.44%	6.35%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$391,334,231
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	41%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.5
Domestic Equity Funds - 29.4
International Equity Funds - 26.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	20.3
VIP Overseas Portfolio - Initial Class	16.9
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Emerging Markets Portfolio - Initial Class	9.2
VIP Growth Portfolio - Initial Class	8.5
Fidelity Long-Term Treasury Bond Index Fund	7.0
VIP Growth & Income Portfolio - Initial Class	5.8
VIP Contrafund Portfolio - Initial Class	5.1
VIP Equity-Income Portfolio - Initial Class	4.2
Fidelity International Bond Index Fund	4.0
93.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914285.100    1434-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom Lifetime Income® I Portfolio VIP Freedom Lifetime Income® I Portfolio

This annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result most the past 12 months. Conversely, an overweight in emerging-markets equities added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds also helped. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of U.S. equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Freedom Lifetime Income® I Portfolio	4.28%	2.46%	3.36%
Fidelity VIP Freedom Lifetime Income I Composite Index℠	4.84%	2.44%	3.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$8,404,913
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.4
Short-Term Funds - 15.4
International Equity Funds - 12.8
Domestic Equity Funds - 9.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	39.3
Fidelity Inflation-Protected Bond Index Fund	15.7
VIP Government Money Market Portfolio - Investor Class	15.4
VIP Overseas Portfolio - Investor Class	7.4
VIP Emerging Markets Portfolio - Investor Class	5.4
Fidelity International Bond Index Fund	3.2
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Growth Portfolio - Investor Class	2.8
VIP Growth & Income Portfolio - Investor Class	1.9
VIP Contrafund Portfolio - Investor Class	1.7
95.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914289.100    1492-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	10.68%	7.40%	7.29%
Fidelity VIP FundsManager 70% Composite Index℠	11.93%	7.54%	7.61%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,289,288,181
Number of Holdings	39
Total Advisory Fee	$2,203,855
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.2
International Equity Funds - 27.8
Bond Funds - 23.7
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	35.2
Fidelity Total Bond Fund	9.9
VIP Investment Grade Bond II Portfolio - Investor Class	9.9
Fidelity Overseas Fund	8.5
Fidelity Emerging Markets Fund	7.6
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.1
Fidelity Stock Selector Small Cap Fund	1.9
Fidelity International Capital Appreciation Fund	1.7
VIP Value Strategies Portfolio - Investor Class	1.7
80.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914311.100    1592-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	9.41%	6.50%	7.30%
Fidelity VIP Freedom 2030 Composite Index℠	9.90%	6.11%	7.12%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$784,775,482
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	31%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.9
Domestic Equity Funds - 33.3
International Equity Funds - 28.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	18.7
VIP Investment Grade Bond II Portfolio - Initial Class	17.5
VIP Emerging Markets Portfolio - Initial Class	10.1
VIP Growth Portfolio - Initial Class	9.7
Fidelity Inflation-Protected Bond Index Fund	8.4
Fidelity Long-Term Treasury Bond Index Fund	7.4
VIP Growth & Income Portfolio - Initial Class	6.5
VIP Contrafund Portfolio - Initial Class	5.8
VIP Equity-Income Portfolio - Initial Class	4.8
Fidelity International Bond Index Fund	3.4
92.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914286.100    1435-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class

This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.37%

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$8,497,434,407
Number of Holdings	552
Total Advisory Fee	$22,031,036
What did the Fund invest in?
(as of December 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.4
8-30	9.4
31-60	13.8
61-90	7.4
91-180	7.4
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 37.1
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Debt - 31.3
Net Other Assets (Liabilities) - (0.8)%

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914127.100    713-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2050 Portfolio℠ VIP Investor Freedom 2050 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
VIP Investor Freedom 2050 Portfolio℠	13.80%	14.13%
Fidelity VIP Freedom 2050 Composite Index℠	14.43%	14.96%
S&P 500® Index	25.02%	24.34%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$7,232,306
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	44%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	27.8
VIP Growth Portfolio - Investor Class	15.0
VIP Emerging Markets Portfolio - Investor Class	13.1
VIP Growth & Income Portfolio - Investor Class	10.1
VIP Contrafund Portfolio - Investor Class	9.0
VIP Equity Income Portfolio - Investor Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Investor Class	5.1
VIP Value Strategies Portfolio - Investor Class	2.6
VIP Mid Cap Portfolio - Investor Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914408.100    6577-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	13.70%	9.23%	10.12%
Fidelity VIP Freedom 2065 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$7,325,971
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	50%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914391.100    3367-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Initial Class

This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 27	0.27%

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$8,497,434,407
Number of Holdings	552
Total Advisory Fee	$22,031,036
What did the Fund invest in?
(as of December 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.4
8-30	9.4
31-60	13.8
61-90	7.4
91-180	7.4
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 37.1
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Debt - 31.3
Net Other Assets (Liabilities) - (0.8)%

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914125.100    153-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Investor Class

This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 42	0.42%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	1.75%	0.41%	1.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,430,972,983
Number of Holdings	2,224
Total Advisory Fee	$15,386,008
Portfolio Turnover	205%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.0
AAA - 9.0
AA - 0.9
A - 6.2
BBB - 16.4
BB - 2.9
B - 1.3
CCC,CC,C - 0.0
Not Rated - 4.2
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.2
Corporate Bonds - 24.9
U.S. Government Agency - Mortgage Securities - 17.8
Asset-Backed Securities - 8.6
CMOs and Other Mortgage Related Securities - 7.0
Other Investments - 0.2
Purchased Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Preferred Securities - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Grand Cayman (UK Overseas Ter) - 4.7
Mexico - 1.0
Ireland - 0.7
United Kingdom - 0.6
Netherlands - 0.4
Switzerland - 0.4
Bailiwick Of Jersey - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.8
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	6.4
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.1
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Bank of America Corp	1.1
Petroleos Mexicanos	1.0
Morgan Stanley	1.0
66.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914191.100    1460-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	8.51%	5.75%	5.85%
Fidelity VIP FundsManager 50% Composite Index℠	9.08%	5.57%	5.93%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,953,645,477
Number of Holdings	39
Total Advisory Fee	$4,172,041
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.8
Domestic Equity Funds - 32.1
International Equity Funds - 19.9
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	24.9
Fidelity Total Bond Fund	17.4
VIP Investment Grade Bond II Portfolio - Investor Class	17.3
Fidelity Emerging Markets Fund	5.2
Fidelity Overseas Fund	4.5
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	1.6
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity International Capital Appreciation Fund	1.3
Fidelity Stock Selector Small Cap Fund	1.3
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914306.100    1587-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class 2

This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 53	0.52%

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$8,497,434,407
Number of Holdings	552
Total Advisory Fee	$22,031,036
What did the Fund invest in?
(as of December 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.4
8-30	9.4
31-60	13.8
61-90	7.4
91-180	7.4
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 37.1
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Debt - 31.3
Net Other Assets (Liabilities) - (0.8)%

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914126.100    359-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2010 Portfolio℠ VIP Investor Freedom 2010 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2010 Portfolio℠	5.27%	3.45%	4.59%
Fidelity VIP Freedom 2010 Composite Index℠	5.78%	3.34%	4.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$52,609,584
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.9
International Equity Funds - 15.4
Domestic Equity Funds - 13.4
Short-Term Funds - 11.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	37.2
Fidelity Inflation-Protected Bond Index Fund	14.9
VIP Government Money Market Portfolio - Investor Class	11.3
VIP Overseas Portfolio - Investor Class	9.2
VIP Emerging Markets Portfolio - Investor Class	6.2
VIP Growth Portfolio - Investor Class	4.0
Fidelity International Bond Index Fund	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.2
VIP Growth & Income Portfolio - Investor Class	2.6
VIP Contrafund Portfolio - Investor Class	2.3
94.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914293.100    1496-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Initial Class

This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 38	0.38%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	1.79%	0.46%	1.93%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,430,972,983
Number of Holdings	2,224
Total Advisory Fee	$15,386,008
Portfolio Turnover	205%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.0
AAA - 9.0
AA - 0.9
A - 6.2
BBB - 16.4
BB - 2.9
B - 1.3
CCC,CC,C - 0.0
Not Rated - 4.2
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.2
Corporate Bonds - 24.9
U.S. Government Agency - Mortgage Securities - 17.8
Asset-Backed Securities - 8.6
CMOs and Other Mortgage Related Securities - 7.0
Other Investments - 0.2
Purchased Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Preferred Securities - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Grand Cayman (UK Overseas Ter) - 4.7
Mexico - 1.0
Ireland - 0.7
United Kingdom - 0.6
Netherlands - 0.4
Switzerland - 0.4
Bailiwick Of Jersey - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.8
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	6.4
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.1
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Bank of America Corp	1.1
Petroleos Mexicanos	1.0
Morgan Stanley	1.0
66.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914192.100    155-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	8.38%	5.60%	5.69%
Fidelity VIP FundsManager 50% Composite Index℠	9.08%	5.57%	5.93%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,953,645,477
Number of Holdings	39
Total Advisory Fee	$4,172,041
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.8
Domestic Equity Funds - 32.1
International Equity Funds - 19.9
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 7.9

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	24.9
Fidelity Total Bond Fund	17.4
VIP Investment Grade Bond II Portfolio - Investor Class	17.3
Fidelity Emerging Markets Fund	5.2
Fidelity Overseas Fund	4.5
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	1.6
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity International Capital Appreciation Fund	1.3
Fidelity Stock Selector Small Cap Fund	1.3
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914308.100    1589-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	13.53%	9.08%	9.97%
Fidelity VIP Freedom 2060 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$26,164,071
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	54%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914389.100    3366-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	13.61%	9.07%	9.96%
Fidelity VIP Freedom 2055 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,543,729
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	43%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914386.100    3364-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 13	0.25%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$504,235
Number of Holdings	11
Total Advisory Fee	$0
Portfolio TurnoverA	26%
A Amount not annualized
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Fixed-Income Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918312.100    7673-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	13.74%	9.23%	8.96%
Fidelity VIP Freedom 2050 Composite Index℠	14.43%	8.78%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$168,362,171
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914340.100    2169-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	12.51%	8.73%	8.60%
Fidelity VIP FundsManager 85% Composite Index℠	14.04%	8.96%	8.85%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$959,355,337
Number of Holdings	42
Total Advisory Fee	$896,733
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 31.8
Bond Funds - 13.1
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	43.2
Fidelity Overseas Fund	9.7
Fidelity Emerging Markets Fund	8.9
Fidelity Total Bond Fund	4.8
VIP Investment Grade Bond II Portfolio - Investor Class	4.8
Fidelity International Discovery Fund	2.5
Fidelity Stock Selector Small Cap Fund	2.3
Fidelity Enhanced International ETF	2.2
Fidelity International Capital Appreciation Fund	2.1
VIP Value Strategies Portfolio - Investor Class	2.0
82.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914312.100    1593-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2020 Portfolio℠ VIP Investor Freedom 2020 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2020 Portfolio℠	7.65%	5.10%	5.96%
Fidelity VIP Freedom 2020 Composite Index℠	8.05%	4.85%	5.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$171,434,399
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 24.4
International Equity Funds - 22.7
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	30.3
VIP Overseas Portfolio - Investor Class	14.4
Fidelity Inflation-Protected Bond Index Fund	12.9
VIP Emerging Markets Portfolio - Investor Class	8.3
VIP Growth Portfolio - Investor Class	7.1
VIP Growth & Income Portfolio - Investor Class	4.8
VIP Contrafund Portfolio - Investor Class	4.3
Fidelity International Bond Index Fund	4.0
Fidelity Long-Term Treasury Bond Index Fund	3.8
VIP Equity Income Portfolio - Investor Class	3.5
93.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914295.100    1498-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom Lifetime Income® II Portfolio VIP Freedom Lifetime Income® II Portfolio

This annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result most the past 12 months. Conversely, an overweight in emerging-markets equities added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds also helped. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of U.S. equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Freedom Lifetime Income® II Portfolio	5.57%	3.66%	4.75%
Fidelity VIP Freedom Lifetime Income II Composite Index℠	6.07%	3.54%	4.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$25,315,378
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	23%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 58.8
International Equity Funds - 16.3
Domestic Equity Funds - 14.7
Short-Term Funds - 10.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	36.4
Fidelity Inflation-Protected Bond Index Fund	14.5
VIP Government Money Market Portfolio - Investor Class	10.2
VIP Overseas Portfolio - Investor Class	9.9
VIP Emerging Markets Portfolio - Investor Class	6.4
VIP Growth Portfolio - Investor Class	4.3
Fidelity International Bond Index Fund	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.3
VIP Growth & Income Portfolio - Investor Class	2.9
VIP Contrafund Portfolio - Investor Class	2.5
93.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914290.100    1493-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class

This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.24%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	0.99%	-0.57%	0.42%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.71%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$969,508,026
Number of Holdings	3,106
Total Advisory Fee	$784,003
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.2
AAA - 2.5
AA - 2.1
A - 13.2
BBB - 11.9
BB - 0.3
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.9
Corporate Bonds - 27.1
U.S. Government Agency - Mortgage Securities - 24.9
Foreign Government and Government Agency Obligations - 1.5
CMOs and Other Mortgage Related Securities - 1.2
U.S. Government Agency Obligations - 0.4
Municipal Securities - 0.4
Asset-Backed Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 1.3
Canada - 1.0
Japan - 0.8
Multi-national - 0.8
Mexico - 0.5
Germany - 0.3
Spain - 0.2
Australia - 0.2
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.6
Fannie Mae Mortgage pass-thru certificates	10.3
US Treasury Bonds	9.3
Freddie Mac Gold Pool	7.6
Ginnie Mae II Pool	4.8
Uniform Mortgage Backed Securities	1.2
Ginnie Mae I Pool	0.9
Bank of America Corp	0.7
JPMorgan Chase & Co	0.7
Freddie Mac Multifamily Structured pass-thru certificates	0.7
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914380.100    1019-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	7.31%	7.48%
Fidelity VIP FundsManager 40% Composite Index℠	7.78%	8.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	1.90%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$24,604,924
Number of Holdings	33
Total Advisory Fee	$18,586
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.8
Domestic Equity Funds - 26.3
International Equity Funds - 15.8
Short-Term Funds - 8.4
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	19.9
VIP Investment Grade Bond II Portfolio - Investor Class	19.8
VIP Stock Selector All Cap Portfolio - Investor Class	19.0
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.4
Fidelity Overseas Fund	5.2
Fidelity Emerging Markets Fund	4.3
Fidelity Stock Selector Small Cap Fund	1.7
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity International Discovery Fund	1.4
Fidelity Hedged Equity Fund	1.3
82.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914414.100    6994-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class A	$ 0 B	0.00%C
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50
CAmount represents less than 0.005%

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$504,235
Number of Holdings	11
Total Advisory Fee	$0
Portfolio TurnoverA	26%
A Amount not annualized
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Fixed-Income Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918308.100    7671-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	10.93%	7.73%	8.17%
Fidelity VIP Freedom 2035 Composite Index℠	11.50%	7.33%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$372,945,696
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.1
International Equity Funds - 32.7
Bond Funds - 28.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	21.5
VIP Investment Grade Bond II Portfolio - Initial Class	12.2
VIP Growth Portfolio - Initial Class	11.4
VIP Emerging Markets Portfolio - Initial Class	11.2
Fidelity Long-Term Treasury Bond Index Fund	7.9
VIP Growth & Income Portfolio - Initial Class	7.7
VIP Contrafund Portfolio - Initial Class	6.9
VIP Equity-Income Portfolio - Initial Class	5.6
Fidelity Inflation-Protected Bond Index Fund	4.1
VIP Value Portfolio - Initial Class	3.9
92.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914331.100    2160-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Investor Class

This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.67%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.97%	2.77%	3.56%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	3.14%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,508,793,887
Number of Holdings	1,470
Total Advisory Fee	$9,132,751
Portfolio Turnover	77%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.8
AAA - 2.9
AA - 1.8
A - 1.9
BBB - 7.6
BB - 13.4
B - 17.9
CCC,CC,C - 5.6
D - 0.0
Not Rated - 9.0
Equities - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.6
U.S. Government & Investment Grade-Debt - 30.1
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.6
Germany - 6.1
Mexico - 1.3
Brazil - 1.1
United Kingdom - 1.1
Canada - 1.0
France - 1.0
Saudi Arabia - 0.8
Turkey - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.8
US Treasury Bonds	5.7
German Federal Republic	5.7
Freddie Mac Multifamily Structured pass-thru certificates	3.9
TransDigm Inc	1.3
EchoStar Corp	0.8
Energy Transfer LP	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.7
39.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914258.100    1470-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager Portfolio VIP Asset Manager Portfolio Initial Class

This annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 54	0.51%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities did not have a material impact on the fund's relative result the past year.
•The portfolio's fixed-income positioning also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	8.50%	5.65%	5.66%
Fidelity Asset Manager 50% Composite Index℠	9.08%	5.56%	5.97%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$904,415,380
Number of Holdings	32
Total Advisory Fee	$4,688,967
Portfolio Turnover	16%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 2.6
AA - 0.2
A - 2.9
BBB - 5.7
BB - 1.3
B - 0.9
CCC,CC,C - 0.2
D - 0.0
Not Rated - 0.7
Equities - 56.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	13.7
Information Technology	13.4
Industrials	6.6
Consumer Discretionary	6.1
Health Care	5.3
Communication Services	4.5
Consumer Staples	2.6
Energy	2.4
Real Estate	2.0
Materials	2.0
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 55.9
Bonds - 39.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.9
Microsoft Corp	2.3
Fannie Mae Mortgage pass-thru certificates	2.2
NVIDIA Corp	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	2.1
Ginnie Mae II Pool	1.7
Freddie Mac Gold Pool	1.5
Alphabet Inc Class A	1.5
33.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914196.100    156-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2025 Portfolio℠ VIP Investor Freedom 2025 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2025 Portfolio℠	8.46%	5.72%	6.47%
Fidelity VIP Freedom 2025 Composite Index℠	8.98%	5.44%	6.35%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$203,438,892
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	26%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.5
Domestic Equity Funds - 29.4
International Equity Funds - 26.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	20.3
VIP Overseas Portfolio - Investor Class	16.9
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Emerging Markets Portfolio - Investor Class	9.2
VIP Growth Portfolio - Investor Class	8.5
Fidelity Long-Term Treasury Bond Index Fund	7.0
VIP Growth & Income Portfolio - Investor Class	5.8
VIP Contrafund Portfolio - Investor Class	5.1
VIP Equity Income Portfolio - Investor Class	4.2
Fidelity International Bond Index Fund	4.0
93.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914296.100    1499-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	7.55%	5.05%	5.91%
Fidelity VIP Freedom 2020 Composite Index℠	8.05%	4.85%	5.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$536,951,422
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.2
Domestic Equity Funds - 24.4
International Equity Funds - 22.7
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.3
VIP Overseas Portfolio - Initial Class	14.4
Fidelity Inflation-Protected Bond Index Fund	13.3
VIP Emerging Markets Portfolio - Initial Class	8.3
VIP Growth Portfolio - Initial Class	7.1
VIP Growth & Income Portfolio - Initial Class	4.8
VIP Contrafund Portfolio - Initial Class	4.3
Fidelity International Bond Index Fund	4.0
VIP Equity-Income Portfolio - Initial Class	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.4
93.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914281.100    1430-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	13.54%	9.06%	8.80%
Fidelity VIP Freedom 2045 Composite Index℠	14.43%	8.78%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$193,295,202
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	31%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914338.100    2167-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	13.72%	9.22%	10.12%
Fidelity VIP Freedom 2055 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,543,729
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	43%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914385.100    3363-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	12.94%	8.98%	8.84%
Fidelity VIP Freedom 2040 Composite Index℠	13.63%	8.54%	8.78%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$349,922,751
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.8
International Equity Funds - 38.5
Bond Funds - 13.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	25.6
VIP Growth Portfolio - Initial Class	13.9
VIP Emerging Markets Portfolio - Initial Class	12.9
VIP Growth & Income Portfolio - Initial Class	9.4
VIP Contrafund Portfolio - Initial Class	8.4
Fidelity Long-Term Treasury Bond Index Fund	8.0
VIP Equity-Income Portfolio - Initial Class	6.8
VIP Value Portfolio - Initial Class	4.8
VIP Value Strategies Portfolio - Initial Class	2.4
Fidelity International Bond Index Fund	2.3
94.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914334.100    2163-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager: Growth Portfolio VIP Asset Manager: Growth Portfolio Initial Class

This annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 65	0.61%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income positioning was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	10.81%	7.45%	7.06%
Fidelity Asset Manager 70% Composite Index℠	11.93%	7.54%	7.68%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$277,549,788
Number of Holdings	27
Total Advisory Fee	$1,610,000
Portfolio Turnover	21%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.1
AAA - 1.4
AA - 0.1
A - 1.5
BBB - 3.0
BB - 1.1
B - 0.8
CCC,CC,C - 0.2
D - 0.0
Not Rated - 0.6
Equities - 72.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.9
Financials	14.6
Industrials	8.2
Consumer Discretionary	7.8
Health Care	6.5
Communication Services	5.5
Consumer Staples	3.1
Energy	2.9
Materials	2.4
Real Estate	1.8
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 72.0
Bonds - 23.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.4
Microsoft Corp	2.9
NVIDIA Corp	2.8
Apple Inc	2.7
Fidelity Blue Chip Growth ETF	2.6
US Treasury Bonds	2.2
Alphabet Inc Class A	1.8
Amazon.com Inc	1.8
Fidelity Hedged Equity ETF	1.3
Fannie Mae Mortgage pass-thru certificates	1.2
27.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914171.100    159-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class

This annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 48	0.48%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	1.62%	0.34%	1.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,430,972,983
Number of Holdings	2,224
Total Advisory Fee	$15,386,008
Portfolio Turnover	205%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.0
AAA - 9.0
AA - 0.9
A - 6.2
BBB - 16.4
BB - 2.9
B - 1.3
CCC,CC,C - 0.0
Not Rated - 4.2
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.2
Corporate Bonds - 24.9
U.S. Government Agency - Mortgage Securities - 17.8
Asset-Backed Securities - 8.6
CMOs and Other Mortgage Related Securities - 7.0
Other Investments - 0.2
Purchased Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Preferred Securities - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.9)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Grand Cayman (UK Overseas Ter) - 4.7
Mexico - 1.0
Ireland - 0.7
United Kingdom - 0.6
Netherlands - 0.4
Switzerland - 0.4
Bailiwick Of Jersey - 0.3
Germany - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.8
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	6.4
Ginnie Mae II Pool	5.2
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	2.1
Freddie Mac Multifamily Structured pass-thru certificates	1.4
Bank of America Corp	1.1
Petroleos Mexicanos	1.0
Morgan Stanley	1.0
66.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914194.100    827-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	12.81%	8.83%	8.68%
Fidelity VIP Freedom 2040 Composite Index℠	13.63%	8.54%	8.78%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$349,922,751
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 47.8
International Equity Funds - 38.5
Bond Funds - 13.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	25.6
VIP Growth Portfolio - Initial Class	13.9
VIP Emerging Markets Portfolio - Initial Class	12.9
VIP Growth & Income Portfolio - Initial Class	9.4
VIP Contrafund Portfolio - Initial Class	8.4
Fidelity Long-Term Treasury Bond Index Fund	8.0
VIP Equity-Income Portfolio - Initial Class	6.8
VIP Value Portfolio - Initial Class	4.8
VIP Value Strategies Portfolio - Initial Class	2.4
Fidelity International Bond Index Fund	2.3
94.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914335.100    2164-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 1	0.01%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	13.89%	9.35%	10.25%
Fidelity VIP Freedom 2060 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$26,164,071
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	54%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914387.100    3361-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	6.26%	6.39%
Fidelity VIP FundsManager 30% Composite Index℠	6.50%	7.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	1.90%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,740,183
Number of Holdings	33
Total Advisory Fee	$10,778
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.7
Domestic Equity Funds - 20.4
Short-Term Funds - 12.9
International Equity Funds - 11.8
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.4
VIP Investment Grade Bond II Portfolio - Investor Class	22.3
VIP Stock Selector All Cap Portfolio - Investor Class	14.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	12.9
Fidelity Overseas Fund	3.8
Fidelity Emerging Markets Fund	3.3
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Stock Selector Small Cap Fund	1.3
Fidelity International Discovery Fund	1.1
84.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914410.100    6988-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class 2

This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 92	0.89%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	5.78%	2.54%	3.34%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	3.14%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,508,793,887
Number of Holdings	1,470
Total Advisory Fee	$9,132,751
Portfolio Turnover	77%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.8
AAA - 2.9
AA - 1.8
A - 1.9
BBB - 7.6
BB - 13.4
B - 17.9
CCC,CC,C - 5.6
D - 0.0
Not Rated - 9.0
Equities - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.6
U.S. Government & Investment Grade-Debt - 30.1
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.6
Germany - 6.1
Mexico - 1.3
Brazil - 1.1
United Kingdom - 1.1
Canada - 1.0
France - 1.0
Saudi Arabia - 0.8
Turkey - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.8
US Treasury Bonds	5.7
German Federal Republic	5.7
Freddie Mac Multifamily Structured pass-thru certificates	3.9
TransDigm Inc	1.3
EchoStar Corp	0.8
Energy Transfer LP	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.7
39.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914257.100    1328-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	13.83%	9.34%	9.06%
Fidelity VIP Freedom 2050 Composite Index℠	14.43%	8.78%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$168,362,171
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914339.100    2168-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	4.28%	2.40%	3.34%
Fidelity VIP Freedom Income Composite Index℠	4.84%	2.44%	3.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$88,636,009
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	40%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.4
Short-Term Funds - 15.4
International Equity Funds - 12.8
Domestic Equity Funds - 9.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	39.3
Fidelity Inflation-Protected Bond Index Fund	16.0
VIP Government Money Market Portfolio - Initial Class	15.4
VIP Overseas Portfolio - Initial Class	7.4
VIP Emerging Markets Portfolio - Initial Class	5.4
Fidelity International Bond Index Fund	3.2
VIP Growth Portfolio - Initial Class	2.8
Fidelity Long-Term Treasury Bond Index Fund	2.7
VIP Growth & Income Portfolio - Initial Class	1.9
VIP Contrafund Portfolio - Initial Class	1.7
95.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

VIP Freedom 2005 Portfolio℠ merged into VIP Freedom Income Portfolio℠ on June 7, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914269.100    1418-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	4.45%	2.51%	3.45%
Fidelity VIP Freedom Income Composite Index℠	4.84%	2.44%	3.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$88,636,009
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	40%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.4
Short-Term Funds - 15.4
International Equity Funds - 12.8
Domestic Equity Funds - 9.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	39.3
Fidelity Inflation-Protected Bond Index Fund	16.0
VIP Government Money Market Portfolio - Initial Class	15.4
VIP Overseas Portfolio - Initial Class	7.4
VIP Emerging Markets Portfolio - Initial Class	5.4
Fidelity International Bond Index Fund	3.2
VIP Growth Portfolio - Initial Class	2.8
Fidelity Long-Term Treasury Bond Index Fund	2.7
VIP Growth & Income Portfolio - Initial Class	1.9
VIP Contrafund Portfolio - Initial Class	1.7
95.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

VIP Freedom 2005 Portfolio℠ merged into VIP Freedom Income Portfolio℠ on June 7, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914268.100    1417-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	10.88%	7.55%	7.46%
Fidelity VIP FundsManager 70% Composite Index℠	11.93%	7.54%	7.61%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,289,288,181
Number of Holdings	39
Total Advisory Fee	$2,203,855
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.2
International Equity Funds - 27.8
Bond Funds - 23.7
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	35.2
Fidelity Total Bond Fund	9.9
VIP Investment Grade Bond II Portfolio - Investor Class	9.9
Fidelity Overseas Fund	8.5
Fidelity Emerging Markets Fund	7.6
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.1
Fidelity Stock Selector Small Cap Fund	1.9
Fidelity International Capital Appreciation Fund	1.7
VIP Value Strategies Portfolio - Investor Class	1.7
80.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914309.100    1590-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom Lifetime Income® III Portfolio VIP Freedom Lifetime Income® III Portfolio

This annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result most the past 12 months. Conversely, an overweight in emerging-markets equities added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds also helped. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of U.S. equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Freedom Lifetime Income® III Portfolio	7.80%	5.24%	6.11%
Fidelity VIP Freedom Lifetime Income III Composite Index℠	8.30%	4.99%	6.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$28,829,359
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.8
International Equity Funds - 23.7
Short-Term Funds - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	27.5
VIP Overseas Portfolio - Investor Class	15.1
Fidelity Inflation-Protected Bond Index Fund	12.1
VIP Emerging Markets Portfolio - Investor Class	8.6
VIP Growth Portfolio - Investor Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	5.1
VIP Growth & Income Portfolio - Investor Class	5.1
VIP Contrafund Portfolio - Investor Class	4.5
Fidelity International Bond Index Fund	3.9
VIP Equity Income Portfolio - Investor Class	3.7
93.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914291.100    1494-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Investor Class

This annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	6.42%	6.54%
Fidelity VIP FundsManager 30% Composite Index℠	6.50%	7.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	1.90%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$14,740,183
Number of Holdings	33
Total Advisory Fee	$10,778
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 48.7
Domestic Equity Funds - 20.4
Short-Term Funds - 12.9
International Equity Funds - 11.8
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.4
VIP Investment Grade Bond II Portfolio - Investor Class	22.3
VIP Stock Selector All Cap Portfolio - Investor Class	14.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	12.9
Fidelity Overseas Fund	3.8
Fidelity Emerging Markets Fund	3.3
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity Hedged Equity Fund	1.3
Fidelity Stock Selector Small Cap Fund	1.3
Fidelity International Discovery Fund	1.1
84.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914409.100    6986-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager Portfolio VIP Asset Manager Portfolio Investor Class

This annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 62	0.59%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities did not have a material impact on the fund's relative result the past year.
•The portfolio's fixed-income positioning also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	8.36%	5.56%	5.58%
Fidelity Asset Manager 50% Composite Index℠	9.08%	5.56%	5.97%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$904,415,380
Number of Holdings	32
Total Advisory Fee	$4,688,967
Portfolio Turnover	16%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 2.6
AA - 0.2
A - 2.9
BBB - 5.7
BB - 1.3
B - 0.9
CCC,CC,C - 0.2
D - 0.0
Not Rated - 0.7
Equities - 56.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	13.7
Information Technology	13.4
Industrials	6.6
Consumer Discretionary	6.1
Health Care	5.3
Communication Services	4.5
Consumer Staples	2.6
Energy	2.4
Real Estate	2.0
Materials	2.0
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 55.9
Bonds - 39.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.9
Microsoft Corp	2.3
Fannie Mae Mortgage pass-thru certificates	2.2
NVIDIA Corp	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	2.1
Ginnie Mae II Pool	1.7
Freddie Mac Gold Pool	1.5
Alphabet Inc Class A	1.5
33.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914195.100    1457-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	10.77%	7.56%	8.01%
Fidelity VIP Freedom 2035 Composite Index℠	11.50%	7.33%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$372,945,696
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.1
International Equity Funds - 32.7
Bond Funds - 28.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	21.5
VIP Investment Grade Bond II Portfolio - Initial Class	12.2
VIP Growth Portfolio - Initial Class	11.4
VIP Emerging Markets Portfolio - Initial Class	11.2
Fidelity Long-Term Treasury Bond Index Fund	7.9
VIP Growth & Income Portfolio - Initial Class	7.7
VIP Contrafund Portfolio - Initial Class	6.9
VIP Equity-Income Portfolio - Initial Class	5.6
Fidelity Inflation-Protected Bond Index Fund	4.1
VIP Value Portfolio - Initial Class	3.9
92.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914332.100    2161-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Target Volatility Portfolio VIP Target Volatility Portfolio Service Class

This annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 18	0.18%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Asset class positioning, which is primarily driven by volatility management, contributed to the fund's performance versus the Composite benchmark, whereas security selection detracted.
•The portfolio's core equity allocation strategy pressured the fund's relative return. Specifically, a favorable overweight in U.S. stocks added value but outsized exposure to international developed- and emerging markets equities notably detracted as returns in the latter two asset classes substantially lagged their U.S. counterparts in 2024.
•The fund's fixed-income positioning was quite beneficial from a relative performance standpoint, especially a sizable underweight in investment-grade bonds. In contrast, adjustments made to the fund's cash position during the year slightly hurt.
•In terms of security selection, picks among U.S. equities weighed on relative performance due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most. Conversely, a stake in Fidelity® Contrafund, which handily outperformed the broader fund's equity benchmark, was a plus.
•Stock picks in international developed-markets modestly boosted the fund's relative outcome, led by positions in Fidelity® Enhanced International Equity Fund and Fidelity® Overseas Fund. On the other hand, investment choices among emerging-markets equities slightly detracted.
•Turning to fixed-income, an investment in Fidelity® Total Bond Fund outperformed and contributed from a security selection standpoint.
•As of December 31, the fund maintained outsized exposure to U.S. stocks, as well as international developed- and emerging-markets equities. We increased the portfolio's U.S. overweight this period. Investment-grade bond and cash allocations remained well below the fund's target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	9.94%	5.35%	5.80%
Fidelity VIP Target Volatility Portfolio Composite Index℠	10.39%	6.48%	6.76%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$175,503,555
Number of Holdings	25
Total Advisory Fee	$283,336
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.1
International Equity Funds - 32.6
Bond Funds - 20.0
Alternative Funds - 2.0
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	30.6
Fidelity Total Bond Fund	19.2
Fidelity Enhanced International ETF	10.9
Fidelity Enhanced Large Cap Core ETF	9.8
Fidelity Emerging Markets Fund	8.3
Fidelity Overseas Fund	6.6
Fidelity International Value Fund	3.2
Fidelity Contrafund	2.9
Fidelity Hedged Equity Fund	2.0
iShares Core MSCI Emerging Markets ETF	1.7
95.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914352.100    2520-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	10.87%	7.56%	7.45%
Fidelity VIP FundsManager 70% Composite Index℠	11.93%	7.54%	7.61%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,289,288,181
Number of Holdings	39
Total Advisory Fee	$2,203,855
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.2
International Equity Funds - 27.8
Bond Funds - 23.7
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	35.2
Fidelity Total Bond Fund	9.9
VIP Investment Grade Bond II Portfolio - Investor Class	9.9
Fidelity Overseas Fund	8.5
Fidelity Emerging Markets Fund	7.6
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.1
Fidelity Stock Selector Small Cap Fund	1.9
Fidelity International Capital Appreciation Fund	1.7
VIP Value Strategies Portfolio - Investor Class	1.7
80.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914310.100    1591-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 1	0.01%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	13.80%	9.32%	10.22%
Fidelity VIP Freedom 2055 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$21,543,729
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	43%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914384.100    3360-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class	13.72%	9.23%	10.13%
Fidelity VIP Freedom 2060 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$26,164,071
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	54%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914388.100    3365-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Bond Index Portfolio VIP Bond Index Portfolio Initial Class

This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 14	0.14%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	1.21%	-0.46%	1.14%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.33%
A   From April 19, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$969,508,026
Number of Holdings	3,106
Total Advisory Fee	$784,003
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.2
AAA - 2.5
AA - 2.1
A - 13.2
BBB - 11.9
BB - 0.3
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.9
Corporate Bonds - 27.1
U.S. Government Agency - Mortgage Securities - 24.9
Foreign Government and Government Agency Obligations - 1.5
CMOs and Other Mortgage Related Securities - 1.2
U.S. Government Agency Obligations - 0.4
Municipal Securities - 0.4
Asset-Backed Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 1.3
Canada - 1.0
Japan - 0.8
Multi-national - 0.8
Mexico - 0.5
Germany - 0.3
Spain - 0.2
Australia - 0.2
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.6
Fannie Mae Mortgage pass-thru certificates	10.3
US Treasury Bonds	9.3
Freddie Mac Gold Pool	7.6
Ginnie Mae II Pool	4.8
Uniform Mortgage Backed Securities	1.2
Ginnie Mae I Pool	0.9
Bank of America Corp	0.7
JPMorgan Chase & Co	0.7
Freddie Mac Multifamily Structured pass-thru certificates	0.7
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914381.100    3078-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2030 Portfolio℠ VIP Investor Freedom 2030 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2030 Portfolio℠	9.40%	6.44%	7.23%
Fidelity VIP Freedom 2030 Composite Index℠	9.90%	6.11%	7.12%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$357,585,814
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.9
Domestic Equity Funds - 33.3
International Equity Funds - 28.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	18.7
VIP Investment Grade Bond II Portfolio - Investor Class	17.5
VIP Emerging Markets Portfolio - Investor Class	10.1
VIP Growth Portfolio - Investor Class	9.7
Fidelity Inflation-Protected Bond Index Fund	8.4
Fidelity Long-Term Treasury Bond Index Fund	7.4
VIP Growth & Income Portfolio - Investor Class	6.5
VIP Contrafund Portfolio - Investor Class	5.8
VIP Equity Income Portfolio - Investor Class	4.8
Fidelity International Bond Index Fund	3.4
92.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914297.100    1501-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	8.47%	5.77%	6.54%
Fidelity VIP Freedom 2025 Composite Index℠	8.98%	5.44%	6.35%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$391,334,231
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	41%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.5
Domestic Equity Funds - 29.4
International Equity Funds - 26.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	20.3
VIP Overseas Portfolio - Initial Class	16.9
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Emerging Markets Portfolio - Initial Class	9.2
VIP Growth Portfolio - Initial Class	8.5
Fidelity Long-Term Treasury Bond Index Fund	7.0
VIP Growth & Income Portfolio - Initial Class	5.8
VIP Contrafund Portfolio - Initial Class	5.1
VIP Equity-Income Portfolio - Initial Class	4.2
Fidelity International Bond Index Fund	4.0
93.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914283.100    1432-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Asset Manager Portfolio VIP Asset Manager Portfolio Service Class

This annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 64	0.62%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection detracted.
•The portfolio's core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities did not have a material impact on the fund's relative result the past year.
•The portfolio's fixed-income positioning also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risk segments of the fixed income market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the fund's relative return. Here, picks in Japan, Germany and the U.K., along with favorable positioning in continental European equity markets, helped the most. Conversely, investment choices and an underweight in the strong-performing Canadian stock market detracted.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, real estate investment trusts, insurers and consumer staples companies, contributed to the portfolio's relative outcome. Elsewhere, stakes in asset-backed securities, non-government-agency mortgage-backed securities and U.S. Treasurys, helped as well.
•As of December 31, the fund was overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the fund's target weighting.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	8.34%	5.54%	5.56%
Fidelity Asset Manager 50% Composite Index℠	9.08%	5.56%	5.97%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$904,415,380
Number of Holdings	32
Total Advisory Fee	$4,688,967
Portfolio Turnover	16%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 23.9
AAA - 2.6
AA - 0.2
A - 2.9
BBB - 5.7
BB - 1.3
B - 0.9
CCC,CC,C - 0.2
D - 0.0
Not Rated - 0.7
Equities - 56.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Financials	13.7
Information Technology	13.4
Industrials	6.6
Consumer Discretionary	6.1
Health Care	5.3
Communication Services	4.5
Consumer Staples	2.6
Energy	2.4
Real Estate	2.0
Materials	2.0
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Equities - 55.9
Bonds - 39.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
US Treasury Bonds	3.9
Microsoft Corp	2.3
Fannie Mae Mortgage pass-thru certificates	2.2
NVIDIA Corp	2.2
Apple Inc	2.1
Fidelity Blue Chip Growth ETF	2.1
Ginnie Mae II Pool	1.7
Freddie Mac Gold Pool	1.5
Alphabet Inc Class A	1.5
33.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914198.100    467-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	5.38%	3.51%	4.64%
Fidelity VIP Freedom 2010 Composite Index℠	5.78%	3.34%	4.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$249,525,780
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 60.0
International Equity Funds - 15.4
Domestic Equity Funds - 13.4
Short-Term Funds - 11.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	37.3
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Government Money Market Portfolio - Initial Class	11.2
VIP Overseas Portfolio - Initial Class	9.2
VIP Emerging Markets Portfolio - Initial Class	6.2
VIP Growth Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.4
Fidelity Long-Term Treasury Bond Index Fund	2.9
VIP Growth & Income Portfolio - Initial Class	2.6
VIP Contrafund Portfolio - Initial Class	2.3
94.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914274.100    1423-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Target Volatility Portfolio VIP Target Volatility Portfolio Service Class 2

This annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 34	0.33%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Asset class positioning, which is primarily driven by volatility management, contributed to the fund's performance versus the Composite benchmark, whereas security selection detracted.
•The portfolio's core equity allocation strategy pressured the fund's relative return. Specifically, a favorable overweight in U.S. stocks added value but outsized exposure to international developed- and emerging markets equities notably detracted as returns in the latter two asset classes substantially lagged their U.S. counterparts in 2024.
•The fund's fixed-income positioning was quite beneficial from a relative performance standpoint, especially a sizable underweight in investment-grade bonds. In contrast, adjustments made to the fund's cash position during the year slightly hurt.
•In terms of security selection, picks among U.S. equities weighed on relative performance due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most. Conversely, a stake in Fidelity® Contrafund, which handily outperformed the broader fund's equity benchmark, was a plus.
•Stock picks in international developed-markets modestly boosted the fund's relative outcome, led by positions in Fidelity® Enhanced International Equity Fund and Fidelity® Overseas Fund. On the other hand, investment choices among emerging-markets equities slightly detracted.
•Turning to fixed-income, an investment in Fidelity® Total Bond Fund outperformed and contributed from a security selection standpoint.
•As of December 31, the fund maintained outsized exposure to U.S. stocks, as well as international developed- and emerging-markets equities. We increased the portfolio's U.S. overweight this period. Investment-grade bond and cash allocations remained well below the fund's target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	9.80%	5.20%	5.65%
Fidelity VIP Target Volatility Portfolio Composite Index℠	10.39%	6.48%	6.76%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$175,503,555
Number of Holdings	25
Total Advisory Fee	$283,336
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 45.1
International Equity Funds - 32.6
Bond Funds - 20.0
Alternative Funds - 2.0
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	30.6
Fidelity Total Bond Fund	19.2
Fidelity Enhanced International ETF	10.9
Fidelity Enhanced Large Cap Core ETF	9.8
Fidelity Emerging Markets Fund	8.3
Fidelity Overseas Fund	6.6
Fidelity International Value Fund	3.2
Fidelity Contrafund	2.9
Fidelity Hedged Equity Fund	2.0
iShares Core MSCI Emerging Markets ETF	1.7
95.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914353.100    2521-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Investor Class

This annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 42	0.42%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 27, 2022 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	1.52%	0.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	0.59%
A   From May 27, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,249,669,268
Number of Holdings	4,841
Total Advisory Fee	$12,203,892
Portfolio Turnover	217%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 65.2
AAA - 8.6
AA - 0.7
A - 8.9
BBB - 13.4
BB - 1.7
B - 0.9
CCC,CC,C - 0.0
Not Rated - 5.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (4.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 47.2
Corporate Bonds - 23.5
U.S. Government Agency - Mortgage Securities - 18.0
Asset-Backed Securities - 8.8
CMOs and Other Mortgage Related Securities - 6.8
Foreign Government and Government Agency Obligations - 0.3
Purchased Options - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Preferred Securities - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (4.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Grand Cayman (UK Overseas Ter) - 4.9
Mexico - 0.9
Ireland - 0.6
Multi-national - 0.6
United Kingdom - 0.5
Switzerland - 0.4
Netherlands - 0.4
Bailiwick Of Jersey - 0.3
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.3
US Treasury Bonds	10.9
Fannie Mae Mortgage pass-thru certificates	6.3
Ginnie Mae II Pool	5.3
Freddie Mac Gold Pool	3.0
Uniform Mortgage Backed Securities	2.8
Freddie Mac Multifamily Structured pass-thru certificates	1.9
Bank of America Corp	1.2
Morgan Stanley	1.2
JPMorgan Chase & Co	1.2
70.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914404.100    6572-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2015 Portfolio℠ VIP Investor Freedom 2015 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom 2015 Portfolio℠	6.43%	4.28%	5.32%
Fidelity VIP Freedom 2015 Composite Index℠	6.91%	4.11%	5.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$88,975,451
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.3
International Equity Funds - 19.1
Domestic Equity Funds - 18.9
Short-Term Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	34.3
Fidelity Inflation-Protected Bond Index Fund	13.8
VIP Overseas Portfolio - Investor Class	11.9
VIP Emerging Markets Portfolio - Investor Class	7.2
VIP Government Money Market Portfolio - Investor Class	5.7
VIP Growth Portfolio - Investor Class	5.5
VIP Growth & Income Portfolio - Investor Class	3.8
Fidelity International Bond Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.3
VIP Contrafund Portfolio - Investor Class	3.3
92.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914294.100    1497-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	6.43%	4.24%	5.27%
Fidelity VIP Freedom 2015 Composite Index℠	6.91%	4.11%	5.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$58,148,499
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	35%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.3
International Equity Funds - 19.1
Domestic Equity Funds - 18.8
Short-Term Funds - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	34.3
Fidelity Inflation-Protected Bond Index Fund	14.1
VIP Overseas Portfolio - Initial Class	11.9
VIP Emerging Markets Portfolio - Initial Class	7.2
VIP Government Money Market Portfolio - Initial Class	5.8
VIP Growth Portfolio - Initial Class	5.5
VIP Growth & Income Portfolio - Initial Class	3.7
Fidelity International Bond Index Fund	3.7
VIP Contrafund Portfolio - Initial Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.0
92.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914278.100    1427-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Investor Freedom Income Portfolio℠ VIP Investor Freedom Income Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom Income Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Income Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
VIP Investor Freedom Income Portfolio℠	4.31%	2.45%	3.41%
Fidelity VIP Freedom Income Composite Index℠	4.84%	2.44%	3.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$76,504,375
Number of Holdings	15
Total Advisory Fee	$0
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.4
Short-Term Funds - 15.4
International Equity Funds - 12.8
Domestic Equity Funds - 9.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	39.3
Fidelity Inflation-Protected Bond Index Fund	15.7
VIP Government Money Market Portfolio - Investor Class	15.4
VIP Overseas Portfolio - Investor Class	7.4
VIP Emerging Markets Portfolio - Investor Class	5.4
Fidelity International Bond Index Fund	3.2
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Growth Portfolio - Investor Class	2.8
VIP Growth & Income Portfolio - Investor Class	1.9
VIP Contrafund Portfolio - Investor Class	1.7
95.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

VIP Investor Freedom 2005 Portfolio℠ merged into VIP Investor Freedom Income Portfolio℠ on June 7, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914298.100    1502-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	12.38%	8.57%	8.45%
Fidelity VIP FundsManager 85% Composite Index℠	14.04%	8.96%	8.85%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$959,355,337
Number of Holdings	42
Total Advisory Fee	$896,733
Portfolio Turnover	34%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 31.8
Bond Funds - 13.1
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	43.2
Fidelity Overseas Fund	9.7
Fidelity Emerging Markets Fund	8.9
Fidelity Total Bond Fund	4.8
VIP Investment Grade Bond II Portfolio - Investor Class	4.8
Fidelity International Discovery Fund	2.5
Fidelity Stock Selector Small Cap Fund	2.3
Fidelity Enhanced International ETF	2.2
Fidelity International Capital Appreciation Fund	2.1
VIP Value Strategies Portfolio - Investor Class	2.0
82.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914314.100    1595-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Initial Class	13.85%	9.34%	10.23%
Fidelity VIP Freedom 2065 Composite Index℠	14.43%	8.78%	9.57%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$7,325,971
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	50%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914390.100    3362-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 11	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	13.70%	9.23%	8.96%
Fidelity VIP Freedom 2045 Composite Index℠	14.43%	8.78%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$193,295,202
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	31%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914337.100    2166-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class

This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	9.58%	6.57%	6.67%
Fidelity VIP FundsManager 60% Composite Index℠	10.39%	6.48%	6.76%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,873,861,179
Number of Holdings	39
Total Advisory Fee	$6,697,647
Portfolio Turnover	28%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.2
Bond Funds - 33.8
International Equity Funds - 23.7
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	30.1
Fidelity Total Bond Fund	15.0
VIP Investment Grade Bond II Portfolio - Investor Class	14.9
Fidelity Overseas Fund	7.0
Fidelity Emerging Markets Fund	6.4
Fidelity Enhanced International ETF	1.8
Fidelity International Discovery Fund	1.7
Fidelity Stock Selector Small Cap Fund	1.6
Fidelity Inflation-Protected Bond Index Fund	1.4
Fidelity International Capital Appreciation Fund	1.4
81.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914324.100    1881-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class

This annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 77	0.75%
What affected the Fund's performance this period?

•Risk assets fared well in 2024, driven by a sturdy economy, the U.S. Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, compared with the Fidelity Strategic Income Composite IndexSM, security selection among high-yield bonds meaningfully contributed to the fund's result, especially picks in the energy, technology & electronics and financial services categories.
•Investment choices in emerging-markets debt also added value relative to the Composite index, with bond picks in Chile and Peru as standouts.
•On the negative side, an allocation to U.S. Treasury futures, a position we established to help offset the portfolio's overall lower duration, underperformed in a generally rising interest-rate environment.
•Changes to the portfolio this period, which were modest, included adding exposure to emerging-markets debt and developed-markets international debt, while reducing the fund's allocation to floating-rate loans and high-yield bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	5.86%	2.72%	3.51%
Fidelity Strategic Income Composite Index℠	5.23%	1.90%	3.14%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,508,793,887
Number of Holdings	1,470
Total Advisory Fee	$9,132,751
Portfolio Turnover	77%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 24.8
AAA - 2.9
AA - 1.8
A - 1.9
BBB - 7.6
BB - 13.4
B - 17.9
CCC,CC,C - 5.6
D - 0.0
Not Rated - 9.0
Equities - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 40.6
U.S. Government & Investment Grade-Debt - 30.1
Emerging-Markets Debt - 15.5
Foreign Developed-Markets Debt - 8.5
Floating-Rate debt - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.6
Germany - 6.1
Mexico - 1.3
Brazil - 1.1
United Kingdom - 1.1
Canada - 1.0
France - 1.0
Saudi Arabia - 0.8
Turkey - 0.8
Others - 12.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.8
US Treasury Bonds	5.7
German Federal Republic	5.7
Freddie Mac Multifamily Structured pass-thru certificates	3.9
TransDigm Inc	1.3
EchoStar Corp	0.8
Energy Transfer LP	0.8
Argentine Republic	0.7
Turkish Republic	0.7
NVIDIA Corp	0.7
39.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914256.100    1327-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	13.84%	9.33%	9.07%
Fidelity VIP Freedom 2045 Composite Index℠	14.43%	8.78%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$193,295,202
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	31%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.8
VIP Growth Portfolio - Initial Class	15.0
VIP Emerging Markets Portfolio - Initial Class	13.1
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.0
VIP Equity-Income Portfolio - Initial Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914336.100    2165-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Investor Class

This annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 31	0.30%

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$8,497,434,407
Number of Holdings	552
Total Advisory Fee	$22,031,036
What did the Fund invest in?
(as of December 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.4
8-30	9.4
31-60	13.8
61-90	7.4
91-180	7.4
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 37.1
U.S. Treasury Obligations - 32.4
U.S. Government Agency - Debt - 31.3
Net Other Assets (Liabilities) - (0.8)%

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914124.100    1455-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Investor Freedom 2045 Portfolio℠ VIP Investor Freedom 2045 Portfolio℠

This annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, underweighting relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.70%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere in non-U.S. equities, VIP Overseas Portfolio (+4.97%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+9.90%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, in terms of equities, VIP Growth Portfolio (+30.30%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.18%) trailed the S&P 500® index.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
VIP Investor Freedom 2045 Portfolio℠	13.74%	14.14%
Fidelity VIP Freedom 2045 Composite Index℠	14.43%	14.96%
S&P 500® Index	25.02%	24.34%
A   From April 13, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,660,285
Number of Holdings	11
Total Advisory Fee	$0
Portfolio Turnover	36%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 40.9
Bond Funds - 7.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	27.8
VIP Growth Portfolio - Investor Class	15.0
VIP Emerging Markets Portfolio - Investor Class	13.1
VIP Growth & Income Portfolio - Investor Class	10.1
VIP Contrafund Portfolio - Investor Class	9.0
VIP Equity Income Portfolio - Investor Class	7.4
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Investor Class	5.1
VIP Value Strategies Portfolio - Investor Class	2.6
VIP Mid Cap Portfolio - Investor Class	2.3
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914407.100    6576-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class 2

This annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 26	0.25%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Portfolios' performance versus the Composite indexes, whereas security selection detracted.
•The Portfolios' core equity allocation strategy contributed to relative performance, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities added modest value. Meanwhile, small, out-of-benchmark allocations to real estate investment trusts and commodity-related securities slightly detracted.
•The portfolio's fixed-income allocation strategy also was beneficial from a relative performance standpoint. Specifically, an underweight in investment-grade bonds and cash, in favor of higher-risks segments of the fixed market was advantageous. That said, a small allocation to long-term U.S. Treasurys hurt.
•In terms of security selection, picks among U.S. equities notably pressured relative performance in 2024 due to disappointing results from Fidelity® VIP Stock Selector All Cap Portfolio, the largest equity holding this period. Investment choices in the information technology sector - particularly among software & services and semiconductor companies - detracted the most.
•Conversely, stock selection in developed international markets was a plus, propelled by Fidelity® International Discovery Fund and Fidelity® Overseas Fund. Picks in continental Europe fueled the former, while investment choices in the U.K. helped the latter.
•Security selection among investment-grade bonds also added value, driven by the efforts of our active bond fund managers. In contrast, stocks picks in emerging-markets equities modestly detracted.
•As of December 31, the Portfolios were overweight U.S. stocks and about neutrally weighted in international developed- and emerging-markets equities. Investment-grade bond and cash allocations remained below the Portfolios' target weightings.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	9.45%	6.41%	6.51%
Fidelity VIP FundsManager 60% Composite Index℠	10.39%	6.48%	6.76%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,873,861,179
Number of Holdings	39
Total Advisory Fee	$6,697,647
Portfolio Turnover	28%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.2
Bond Funds - 33.8
International Equity Funds - 23.7
Alternative Funds - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	30.1
Fidelity Total Bond Fund	15.0
VIP Investment Grade Bond II Portfolio - Investor Class	14.9
Fidelity Overseas Fund	7.0
Fidelity Emerging Markets Fund	6.4
Fidelity Enhanced International ETF	1.8
Fidelity International Discovery Fund	1.7
Fidelity Stock Selector Small Cap Fund	1.6
Fidelity Inflation-Protected Bond Index Fund	1.4
Fidelity International Capital Appreciation Fund	1.4
81.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914325.100    1882-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	8.40%	5.66%	6.43%
Fidelity VIP Freedom 2025 Composite Index℠	8.98%	5.44%	6.35%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$391,334,231
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	41%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.5
Domestic Equity Funds - 29.4
International Equity Funds - 26.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	20.3
VIP Overseas Portfolio - Initial Class	16.9
Fidelity Inflation-Protected Bond Index Fund	12.0
VIP Emerging Markets Portfolio - Initial Class	9.2
VIP Growth Portfolio - Initial Class	8.5
Fidelity Long-Term Treasury Bond Index Fund	7.0
VIP Growth & Income Portfolio - Initial Class	5.8
VIP Contrafund Portfolio - Initial Class	5.1
VIP Equity-Income Portfolio - Initial Class	4.2
Fidelity International Bond Index Fund	4.0
93.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914284.100    1433-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class

This annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 10	0.10%
What affected the Fund's performance this period?

•Risk assets largely produced positive results in 2024, influenced by an expanding global economy and a slowing in the pace of inflation in certain markets, as well as a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, active asset allocation positioning detracted from the fund's performance relative to the Composite index, whereas the performance of the underlying investment portfolios contributed.
•In terms of active asset allocation, an underweight in outperforming U.S. equities hurt the fund's relative result the past 12 months, as did an overweight in lagging long-term U.S. Treasurys and outsized exposure to non-U.S. equities. Conversely, an underweight in relatively weaker-performing investment-grade bonds added relative value for the fund.
•Looking at the performance of the underlying portfolios, investments in non-U.S. equities contributed to the fund's relative result. Investments in U.S. investment-grade bonds and U.S. equities also helped to a lesser extent. Within U.S. equities, VIP Contrafund Portfolio (+33.79%) notably outperformed its benchmark, the S&P 500® index (+25.02%). Elsewhere among non-U.S. equities, VIP Overseas Portfolio (+5%) topped the MSCI EAFE index (+4.07%) and VIP Emerging Markets Portfolio (+10.04%) outpaced the MSCI EM Index (+7.50%).
•At the other end of the performance spectrum of underlying funds, within equities, VIP Growth Portfolio (+30.39%) lagged its benchmark, the Russell 3000® Index (+32.46%), and VIP Growth & Income Portfolio (+22.21%) trailed the S&P 500® index.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	9.34%	6.40%	7.20%
Fidelity VIP Freedom 2030 Composite Index℠	9.90%	6.11%	7.12%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$784,775,482
Number of Holdings	14
Total Advisory Fee	$0
Portfolio Turnover	31%
What did the Fund invest in?
(as of December 31, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.9
Domestic Equity Funds - 33.3
International Equity Funds - 28.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	18.7
VIP Investment Grade Bond II Portfolio - Initial Class	17.5
VIP Emerging Markets Portfolio - Initial Class	10.1
VIP Growth Portfolio - Initial Class	9.7
Fidelity Inflation-Protected Bond Index Fund	8.4
Fidelity Long-Term Treasury Bond Index Fund	7.4
VIP Growth & Income Portfolio - Initial Class	6.5
VIP Contrafund Portfolio - Initial Class	5.8
VIP Equity-Income Portfolio - Initial Class	4.8
Fidelity International Bond Index Fund	3.4
92.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914287.100    1436-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Initial Class

This annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 40	0.40%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•Exposure to certain "plus" sectors, namely high yield bonds and emerging markets debt, also were modest contributors.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 27, 2022 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Initial Class	1.59%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.25%	0.59%
A   From May 27, 2022
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$3,249,669,268
Number of Holdings	4,841
Total Advisory Fee	$12,203,892
Portfolio Turnover	217%
What did the Fund invest in?
(as of December 31, 2024)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 65.2
AAA - 8.6
AA - 0.7
A - 8.9
BBB - 13.4
BB - 1.7
B - 0.9
CCC,CC,C - 0.0
Not Rated - 5.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (4.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 47.2
Corporate Bonds - 23.5
U.S. Government Agency - Mortgage Securities - 18.0
Asset-Backed Securities - 8.8
CMOs and Other Mortgage Related Securities - 6.8
Foreign Government and Government Agency Obligations - 0.3
Purchased Options - 0.1
Other Investments - 0.1
Municipal Securities - 0.0
Preferred Securities - 0.0
Bank Loan Obligations - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (4.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.3
Grand Cayman (UK Overseas Ter) - 4.9
Mexico - 0.9
Ireland - 0.6
Multi-national - 0.6
United Kingdom - 0.5
Switzerland - 0.4
Netherlands - 0.4
Bailiwick Of Jersey - 0.3
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.3
US Treasury Bonds	10.9
Fannie Mae Mortgage pass-thru certificates	6.3
Ginnie Mae II Pool	5.3
Freddie Mac Gold Pool	3.0
Uniform Mortgage Backed Securities	2.8
Freddie Mac Multifamily Structured pass-thru certificates	1.9
Bank of America Corp	1.2
Morgan Stanley	1.2
JPMorgan Chase & Co	1.2
70.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914403.100    6571-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class 2

This annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 39	0.39%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	1.00%	-0.72%	0.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.33%
A   From April 19, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$969,508,026
Number of Holdings	3,106
Total Advisory Fee	$784,003
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.2
AAA - 2.5
AA - 2.1
A - 13.2
BBB - 11.9
BB - 0.3
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.9
Corporate Bonds - 27.1
U.S. Government Agency - Mortgage Securities - 24.9
Foreign Government and Government Agency Obligations - 1.5
CMOs and Other Mortgage Related Securities - 1.2
U.S. Government Agency Obligations - 0.4
Municipal Securities - 0.4
Asset-Backed Securities - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.8)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 1.3
Canada - 1.0
Japan - 0.8
Multi-national - 0.8
Mexico - 0.5
Germany - 0.3
Spain - 0.2
Australia - 0.2
Others - 1.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.6
Fannie Mae Mortgage pass-thru certificates	10.3
US Treasury Bonds	9.3
Freddie Mac Gold Pool	7.6
Ginnie Mae II Pool	4.8
Uniform Mortgage Backed Securities	1.2
Ginnie Mae I Pool	0.9
Bank of America Corp	0.7
JPMorgan Chase & Co	0.7
Freddie Mac Multifamily Structured pass-thru certificates	0.7
71.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914382.100    3079-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Asset Manager Growth Portfolio, VIP Asset Manager Portfolio, VIP Bond Index Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio, VIP Freedom 2070 Portfolio, VIP Freedom Income Portfolio, VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, VIP Freedom Lifetime Income III Portfolio, VIP Investment Grade Bond Portfolio, and VIP Investment Grade Bond II Portfolio (the “Funds”):

Services Billed by Deloitte Entities

December 31, 2024 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Growth Portfolio	$33,100	$-	$8,000	$700
VIP Asset Manager Portfolio	$33,900	$-	$12,700	$800
VIP Bond Index Portfolio	$69,300	$-	$10,400	$1,500
VIP Freedom 2010 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2015 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2020 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2025 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2030 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2035 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2040 Portfolio	$17,800	$-	$7,200	$400
VIP Freedom 2045 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2050 Portfolio	$17,800	$-	$7,400	$400
VIP Freedom 2055 Portfolio	$17,800	$-	$7,600	$500
VIP Freedom 2060 Portfolio	$18,300	$-	$7,600	$500
VIP Freedom 2065 Portfolio	$17,800	$-	$7,600	$500
VIP Freedom 2070 Portfolio	$15,100	$-	$7,700	$200
VIP Freedom Income Portfolio	$17,800	$-	$7,400	$400
VIP Freedom Lifetime Income I Portfolio	$15,700	$-	$7,700	$400
VIP Freedom Lifetime Income II Portfolio	$15,700	$-	$7,700	$400
VIP Freedom Lifetime Income III Portfolio	$15,700	$-	$7,700	$400
VIP Investment Grade Bond II Portfolio	$37,800	$-	$10,500	$900
VIP Investment Grade Bond Portfolio	$34,900	$-	$10,000	$800

December 31, 2023 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Asset Manager Growth Portfolio	$33,200	$-	$8,700	$900
VIP Asset Manager Portfolio	$34,000	$-	$13,400	$1,000
VIP Bond Index Portfolio	$69,600	$-	$11,100	$1,700
VIP Freedom 2010 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2015 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2020 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2025 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2030 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2035 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2040 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2045 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2050 Portfolio	$17,900	$-	$7,400	$500
VIP Freedom 2055 Portfolio	$17,900	$-	$7,600	$500
VIP Freedom 2060 Portfolio	$18,400	$-	$7,600	$500
VIP Freedom 2065 Portfolio	$17,900	$-	$7,900	$500
VIP Freedom 2070 Portfolio	$-	$-	$-	$-
VIP Freedom Income Portfolio	$17,900	$-	$7,400	$500
VIP Freedom Lifetime Income I Portfolio	$15,800	$-	$7,900	$500
VIP Freedom Lifetime Income II Portfolio	$15,800	$-	$7,900	$500
VIP Freedom Lifetime Income III Portfolio	$15,800	$-	$7,900	$500
VIP Investment Grade Bond II Portfolio	$38,000	$-	$10,500	$1,000
VIP Investment Grade Bond Portfolio	$35,500	$-	$12,300	$1,000

A Amounts may reflect rounding.

CVIP Freedom 2070 Portfolio commenced operations on July 1, 2024.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, VIP FundsManager 85% Portfolio, VIP Government Money Market Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio,  VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio, VIP Investor Freedom 2050 Portfolio, VIP Investor Freedom Income Portfolio, VIP Strategic Income Portfolio, and VIP Target Volatility Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$24,100	$2,000	$5,400	$900
VIP FundsManager 30% Portfolio	$24,300	$2,100	$5,400	$900
VIP FundsManager 40% Portfolio	$24,300	$2,100	$5,400	$900
VIP FundsManager 50% Portfolio	$24,200	$2,000	$5,400	$900
VIP FundsManager 60% Portfolio	$24,300	$2,000	$5,400	$900
VIP FundsManager 70% Portfolio	$24,200	$2,000	$5,400	$900
VIP FundsManager 85% Portfolio	$24,100	$2,000	$5,400	$900
VIP Government Money Market Portfolio	$42,800	$3,300	$2,100	$1,400
VIP Investor Freedom 2010 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2015 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2020 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2025 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2030 Portfolio	$16,000	$1,500	$6,200	$600
VIP Investor Freedom 2035 Portfolio	$17,400	$1,700	$6,200	$700
VIP Investor Freedom 2040 Portfolio	$17,400	$1,700	$6,200	$700
VIP Investor Freedom 2045 Portfolio	$17,400	$1,700	$6,200	$700
VIP Investor Freedom 2050 Portfolio	$17,400	$1,700	$6,200	$700
VIP Investor Freedom Income Portfolio	$16,000	$1,500	$6,200	$600
VIP Strategic Income Portfolio	$91,400	$7,500	$12,800	$3,200
VIP Target Volatility Portfolio	$27,200	$2,400	$5,900	$1,100

December 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP FundsManager 20% Portfolio	$26,700	$2,200	$5,400	$900
VIP FundsManager 30% Portfolio	$21,300	$1,300	$5,400	$500
VIP FundsManager 40% Portfolio	$21,300	$1,300	$5,400	$500
VIP FundsManager 50% Portfolio	$26,900	$2,200	$5,400	$900
VIP FundsManager 60% Portfolio	$27,000	$2,200	$5,400	$900
VIP FundsManager 70% Portfolio	$26,800	$2,200	$5,400	$900
VIP FundsManager 85% Portfolio	$26,700	$2,200	$5,400	$900
VIP Government Money Market Portfolio	$42,900	$3,300	$2,100	$1,400
VIP Investor Freedom 2010 Portfolio	$18,500	$1,600	$7,200	$700
VIP Investor Freedom 2015 Portfolio	$18,500	$1,600	$7,200	$700
VIP Investor Freedom 2020 Portfolio	$18,500	$1,600	$7,200	$700
VIP Investor Freedom 2025 Portfolio	$18,500	$1,600	$7,200	$700
VIP Investor Freedom 2030 Portfolio	$18,500	$1,600	$7,200	$700
VIP Investor Freedom 2035 Portfolio	$15,000	$1,000	$6,200	$400
VIP Investor Freedom 2040 Portfolio	$15,000	$1,000	$6,200	$400
VIP Investor Freedom 2045 Portfolio	$15,000	$1,000	$6,200	$400
VIP Investor Freedom 2050 Portfolio	$15,000	$1,000	$6,200	$400
VIP Investor Freedom Income Portfolio	$18,500	$1,600	$7,200	$700
VIP Strategic Income Portfolio	$92,800	$7,600	$10,600	$3,200
VIP Target Volatility Portfolio	$27,300	$2,400	$5,900	$1,000

A Amounts may reflect rounding.
BVIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio, and VIP Investor Freedom 2050 Portfolio commenced operations on April 13, 2023.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2024A,C	December 31, 2023A,C
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

C May include amounts billed prior to the VIP Freedom 2070 Portfolio’s commencement of operations.

Services Billed by PwC

	December 31, 2024A	December 31, 2023A,B
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor

Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio, and VIP Investor Freedom 2050 Portfolio’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A,C	December 31, 2023A,B,C
Deloitte Entities	$3,545,500	$5,555,900
PwC	$15,477,300	$14,527,600

A Amounts may reflect rounding.
B May include amounts billed prior to the Amounts may reflect rounding since and VIP Freedom 2070 Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP Investment Grade Bond II Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio, and VIP Investor Freedom 2050 Portfolio’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Strategic Income Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Strategic Income Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	177,581
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (b)(c)(d)	100,000	100,799
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	100,743
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (b)(c)(d)	100,000	102,339
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,054
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (b)(c)(d)	200,000	204,736
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	100,000	101,652
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	250,014
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	125,000	126,554
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,137,891
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	239,000	244,277
TOTAL ASSET-BACKED SECURITIES (Cost $1,539,000)		1,559,749

Bank Loan Obligations - 3.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (c)(d)(e)	287,100	287,511
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (c)(d)(e)	77,000	69,822
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (c)(d)(e)	1,018,875	1,016,328
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (c)(d)(e)	560,763	543,940
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.857% 9/13/2029 (c)(d)(e)	463,311	404,433
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (c)(d)(e)	1,891,849	1,906,379
TOTAL UNITED KINGDOM		2,310,812
UNITED STATES - 3.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (c)(d)(e)	419,833	304,589
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 0% 1/31/2025 (c)(d)(e)(f)(g)	10,998	10,998
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (c)(d)(e)	11,188	10,853
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.6726% 12/30/2027 (c)(d)(e)	278,358	265,367
		591,807
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.6527% 5/25/2026 (c)(d)(e)	36,618	31,148
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (c)(d)(e)	34,125	34,232
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 1/31/2029 (c)(d)(e)	345,238	341,785
		407,165
TOTAL COMMUNICATION SERVICES		998,972

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 5/6/2030 (c)(d)(e)	134,663	135,066
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (c)(d)(e)	138,568	139,053
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (c)(d)(e)	816,667	685,812
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.356% 5/15/2028 (c)(d)(e)	1,210,761	1,223,631
		1,909,443
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 10/18/2028 (c)(d)(e)	690,036	693,631
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 8/9/2027 (c)(d)(e)	899,801	904,580
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 1/27/2029 (c)(d)(e)	1,375,165	1,379,126
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (c)(d)(e)	423,888	406,931
		3,384,268
Specialty Retail - 0.5%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (c)(d)(e)	214,463	216,206
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.274% 11/26/2031 (c)(d)(e)	140,000	139,950
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2965% 6/6/2031 (c)(d)(e)	5,500,569	5,446,170
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (c)(d)(e)	102,548	102,863
		5,905,189
TOTAL CONSUMER DISCRETIONARY		11,473,019

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4288% 1/24/2029 (c)(d)(e)	102,375	67,038
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 2/12/2031 (c)(d)(e)	99,750	99,734
TOTAL CONSUMER STAPLES		166,772

Energy - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche PIK, term loan 0% (c)(e)(f)(g)(h)	61,482	0
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (c)(d)(e)(f)	125,000	125,000
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6559% 10/9/2031 (c)(d)(e)	85,000	85,668
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(g)(h)	122,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(e)(f)(g)(h)	283,417	0
		210,668
TOTAL ENERGY		210,668

Financials - 0.4%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 10/24/2031 (c)(d)(e)	521,304	522,487
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 9/17/2031 (c)(d)(e)	1,015,891	1,024,395
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1.625% 9/10/2031 (c)(d)(e)(f)(i)	109,109	110,022
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/19/2031 (c)(d)(e)	80,000	80,300
		1,737,204
Insurance - 0.3%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5992% 2/16/2027 (c)(d)(e)	793,473	793,719
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (c)(d)(e)	541,805	541,637
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.106% 9/19/2031 (c)(d)(e)	1,614,722	1,617,241
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (c)(d)(e)	222,757	223,871
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (c)(d)(e)	618,421	631,692
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 5/6/2031 (c)(d)(e)	103,427	103,589
		3,911,749
TOTAL FINANCIALS		5,648,953

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/21/2028 (c)(d)(e)	1,054,854	1,057,692
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (c)(d)(e)	947,080	915,248
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (c)(d)(e)	308,502	310,301
		1,225,549
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 2/15/2029 (c)(d)(e)	1,329,875	1,331,298
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3027% 4/30/2031 (c)(d)(e)	1,905,425	1,913,771
		3,245,069
TOTAL HEALTH CARE		5,528,310

Industrials - 0.3%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (c)(d)(e)	473,813	474,552
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.357% 3/28/2031 (c)(d)(e)	34,825	35,124
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5946% 12/21/2028 (c)(d)(e)	866,308	868,743
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (c)(d)(e)	292,788	289,778
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (c)(d)(e)	1,488,459	1,444,238
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5946% 4/14/2029 (c)(d)(e)	153,282	155,708
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.8892% 6/21/2028 (c)(d)(e)	135,100	135,459
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (c)(d)(e)	778,150	696,584
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4532% 12/10/2026 (c)(d)(e)	264,311	265,632
		3,856,142
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 3/25/2031 (c)(d)(e)	277,900	278,456
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3674% 10/20/2027 (c)(d)(e)	75,430	76,691
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 0% 11/30/2025 (c)(d)(e)(f)(g)	184,793	184,331
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6348% 2/24/2031 (c)(d)(e)	104,113	104,299
		365,321
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 9/29/2031 (c)(d)(e)	270,000	268,874
TOTAL INDUSTRIALS		5,278,469

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/31/2028 (c)(d)(e)	96,504	97,268
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 8/18/2031 (c)(d)(e)	135,000	136,350
		233,618
IT Services - 0.0%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 2/16/2028 (c)(d)(e)	37,744	37,922
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (c)(d)(e)	247,775	186,141
		224,063
Software - 1.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 2/23/2032 (c)(d)(e)	10,000	10,275
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (c)(d)(e)	547,250	552,164
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (c)(d)(e)	850,960	855,394
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8027% 3/1/2029 (c)(d)(e)	1,506,167	1,505,791
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (c)(d)(e)	888,750	888,590
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.857% 7/1/2031 (c)(d)(e)	1,355,000	1,308,537
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (c)(d)(e)	309,600	309,916
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (c)(d)(e)(f)	70,000	70,404
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/28/2030 (c)(d)(e)	575,657	578,985
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/31/2028 (c)(d)(e)	3,697,445	3,712,715
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (c)(d)(e)	299,925	299,040
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (c)(d)(e)	3,843,248	3,867,615
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1203% 4/14/2031 (c)(d)(e)	1,692,502	1,703,080
		15,662,506
TOTAL INFORMATION TECHNOLOGY		16,120,187

Materials - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (c)(d)(e)	2,053,189	2,062,428
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (c)(d)(e)	153,328	153,663
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5788% 9/22/2028 (c)(d)(e)	698,721	704,311
		2,920,402
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.532% 4/13/2029 (c)(d)(e)	2,959,305	2,962,442
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 8/19/2030 (c)(d)(e)	79,004	79,576
TOTAL MATERIALS		5,962,420

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.0235% 5/17/2030 (c)(d)(e)	23,972	24,038
TOTAL UNITED STATES		51,411,808
TOTAL BANK LOAN OBLIGATIONS (Cost $55,891,748)		55,640,221

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	432,803	375,471
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	133,417	107,564
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	141,225	114,731
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	150,082	121,926
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	123,659	106,101
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	202,136	171,498
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	203,743	182,821
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	784,367	734,868
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	1,573,739	1,349,681
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	146,809	125,567
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	227,639	189,553
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	282,116	280,910
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	289,640	259,939
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	116,187	99,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	222,308	197,211
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	476,245	382,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	725,947	613,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	145,235	127,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	157,832	134,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	151,142	132,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	170,730	143,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	114,707	100,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	569,761	501,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	270,167	241,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	676,879	642,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	262,774	243,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	339,540	315,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	383,802	364,013
TOTAL UNITED STATES		8,360,937
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,411,710)		8,360,937

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.0%
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	459,920	458,499
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	1,430,596	1,426,175
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K048 Class A2, 3.284% 6/25/2025 (c)	8,056,789	8,004,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,048,500	1,039,205
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	1,397,405	1,385,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	2,127,448	2,107,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	1,180,000	1,169,729
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	4,851,926	4,796,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	2,300,000	2,268,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,085,541	2,042,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	200,000	195,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,900,000	1,849,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,300,000	2,232,278
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	500,000	488,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	600,000	586,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,100,000	2,038,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	3,090,000	2,988,058
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	300,000	289,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	600,000	584,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	1,200,000	1,161,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K731 Class A2, 3.6% 2/25/2025	188,037	187,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	1,416,128	1,409,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	1,762,919	1,751,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	1,882,352	1,858,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,060,583	1,039,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	896,917	870,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	10,700,000	9,894,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K747 Class A2, 2.05% 11/25/2028	500,000	453,839
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 5.2158% 4/25/2029 (c)(d)	2,199,601	2,205,531
FREMF Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (b)	4,200,000	4,149,785
TOTAL UNITED STATES		60,934,156
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,867,212)		60,934,156

Common Stocks - 6.9%
	Shares	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	28,700	677,244
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	55,500	1,887,729
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	2,300	478,055
TOTAL CHINA		2,365,784
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	500	328,897
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (j)	11,100	62,715
Studio City International Holdings Ltd ADR (b)(j)	10,083	56,969

TOTAL HONG KONG		119,684
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. Class A1 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A2 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A3 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A4 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A5 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A6 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A7 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A8 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A9 (g)(j)(k)	16,755	0
		0
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(j)	10,220	0
TOTAL LUXEMBOURG		0
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	900	623,772
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,200	1,026,948
UNITED STATES - 6.6%
Communication Services - 0.6%
Interactive Media & Services - 0.5%
Alphabet Inc Class A	7,000	1,325,100
Meta Platforms Inc Class A	8,800	5,152,488
Pinterest Inc Class A (j)	32,200	933,800
		7,411,388
Media - 0.1%
EchoStar Corp (k)	22,127	506,708
EchoStar Corp Class A (j)(l)	36,100	826,690
iHeartMedia Inc Class A (j)(l)	5,655	11,197
		1,344,595
Consumer Discretionary - 0.7%
Automobile Components - 0.0%
UC Holdings Inc (g)(j)	33,750	11,813
Broadline Retail - 0.1%
Amazon.com Inc (j)	10,200	2,237,778
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (j)	6,400	841,024
Booking Holdings Inc	200	993,684
Boyd Gaming Corp	12,300	892,242
Domino's Pizza Inc	1,100	461,736
New Cotai LLC / New Cotai Capital Corp (j)(k)	247,076	170,482
		3,359,168
Household Durables - 0.1%
TopBuild Corp (j)	4,300	1,338,762
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	5,700	1,304,388
Williams-Sonoma Inc	4,600	851,828
		2,156,216
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (j)	11,600	1,270,548
TOTAL CONSUMER DISCRETIONARY		10,374,285

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (j)	11,200	295,008
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(j)	40,826	10,008
US Foods Holding Corp (j)	12,800	863,488
		873,496
Personal Care Products - 0.0%
elf Beauty Inc (j)(l)	3,200	401,760
TOTAL CONSUMER STAPLES		1,570,264

Energy - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(j)	6,562	1
Superior Energy Services Inc Class A (g)	5,560	338,715
		338,716
Oil, Gas & Consumable Fuels - 0.3%
California Resources Corp	865	44,885
Canvas Energy Inc Series B warrants 10/1/2025 (g)(j)	13	0
Cheniere Energy Inc	7,900	1,697,473
Energy Transfer LP	38,700	758,133
EP Energy Corp (g)(j)	52,316	68,011
Expand Energy Corp	48	4,778
Expand Energy Corp warrants 2/9/2026 (j)	93	7,953
Mesquite Energy Inc (g)(j)	15,322	1,323,783
Permian Resources Corp Class A	41,000	589,580
Unit Corp	2,069	62,484
		4,557,080
TOTAL ENERGY		4,895,796

Financials - 1.1%
Capital Markets - 0.2%
Ares Management Corp Class A	4,400	778,932
Blue Owl Capital Inc Class A	33,300	774,558
Coinbase Global Inc Class A (j)	4,400	1,092,520
Moody's Corp	1,600	757,392
		3,403,402
Consumer Finance - 0.1%
OneMain Holdings Inc	29,100	1,516,983
Financial Services - 0.6%
Apollo Global Management Inc	20,300	3,352,748
Block Inc Class A (j)	9,800	832,902
Carnelian Point Holdings LP warrants (g)(j)	54	158
Fiserv Inc (j)	5,800	1,191,436
Mastercard Inc Class A	3,000	1,579,710
Visa Inc Class A	8,800	2,781,152
		9,738,106
Insurance - 0.2%
Arthur J Gallagher & Co	8,600	2,441,110
TOTAL FINANCIALS		17,099,601

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (g)(j)	493	1,888
DaVita Inc (j)	2,800	418,740
Tenet Healthcare Corp (j)	3,700	467,051
		887,679
Industrials - 1.2%
Aerospace & Defense - 0.0%
TransDigm Group Inc	500	633,640
Building Products - 0.2%
Builders FirstSource Inc (j)	3,200	457,376
Carlisle Cos Inc	2,800	1,032,752
Fortune Brands Innovations Inc	11,300	772,129
Trane Technologies PLC	3,600	1,329,660
		3,591,917
Construction & Engineering - 0.3%
Comfort Systems USA Inc	6,000	2,544,360
EMCOR Group Inc	2,700	1,225,530
WillScot Holdings Corp (j)	28,500	953,325
		4,723,215
Electrical Equipment - 0.5%
Eaton Corp PLC	6,500	2,157,155
NEXTracker Inc Class A (j)	19,000	694,070
nVent Electric PLC	12,100	824,736
Vertiv Holdings Co Class A	20,100	2,283,561
		5,959,522
Machinery - 0.2%
Allison Transmission Holdings Inc	4,900	529,494
Deere & Co	700	296,590
Parker-Hannifin Corp	2,600	1,653,678
		2,479,762
Trading Companies & Distributors - 0.0%
Core & Main Inc Class A (j)	10,800	549,828
Penhall Acquisition Company (g)	428	0
		549,828
TOTAL INDUSTRIALS		17,937,884

Information Technology - 1.8%
Communications Equipment - 0.1%
Arista Networks Inc	14,400	1,591,632
IT Services - 0.0%
GTT Communications Inc (g)(j)	4,921	235,322
Semiconductors & Semiconductor Equipment - 1.1%
KLA Corp	2,000	1,260,240
Lam Research Corp	17,000	1,227,910
Marvell Technology Inc	9,500	1,049,275
Micron Technology Inc	5,200	437,632
NVIDIA Corp	66,000	8,863,140
ON Semiconductor Corp (j)	25,965	1,637,093
		14,475,290
Software - 0.6%
Adobe Inc (j)	3,000	1,334,040
Autodesk Inc (j)	2,300	679,811
Gen Digital Inc	21,100	577,718
Microsoft Corp	6,500	2,739,750
Monday.com Ltd (j)	2,600	612,144
Oracle Corp	7,800	1,299,792
Salesforce Inc	5,300	1,771,949
		9,015,204
Technology Hardware, Storage & Peripherals - 0.0%
Dell Technologies Inc Class C	5,800	668,392
TOTAL INFORMATION TECHNOLOGY		25,985,840

Materials - 0.2%
Chemicals - 0.0%
Chemours Co/The	30,845	521,281
Construction Materials - 0.1%
Eagle Materials Inc	5,100	1,258,476
Martin Marietta Materials Inc	1,100	568,150
		1,826,626
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	34,200	928,872
Metals & Mining - 0.0%
Elah Holdings Inc (j)	14	275
TOTAL MATERIALS		3,277,054

Utilities - 0.5%
Electric Utilities - 0.2%
Constellation Energy Corp	12,900	2,885,859
PG&E Corp	53,066	1,070,872
Portland General Electric Co	140	6,106
		3,962,837
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (g)(j)	901	203
Vistra Corp	30,600	4,218,822
		4,219,025
TOTAL UTILITIES		8,181,862

TOTAL UNITED STATES		98,966,248
TOTAL COMMON STOCKS (Cost $71,003,248)		104,108,577

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	1,776,702	1,864,265
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030	1,240,000	1,152,932
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027	326,057	563,134
TOTAL CONSUMER DISCRETIONARY		1,716,066

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	390,000	415,376
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 1.875% 12/1/2029	5,455,000	2,260,552
TOTAL UNITED STATES		6,256,259
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,894,966)		6,256,259

Fixed-Income Funds - 5.1%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (m) (Cost $76,686,933)	775,710	76,205,739

Foreign Government and Government Agency Obligations - 12.7%
		Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Angola Republic 8.25% 5/9/2028 (b)		650,000	611,202
Angola Republic 8.75% 4/14/2032 (b)		325,000	286,322
Angola Republic 9.375% 5/8/2048 (b)		310,000	254,035
Angola Republic 9.5% 11/12/2025 (b)		795,000	796,630
TOTAL ANGOLA			1,948,189
ARGENTINA - 0.8%
Argentine Republic 0.75% 7/9/2030 (n)		5,496,296	4,234,896
Argentine Republic 1% 7/9/2029		738,798	598,796
Argentine Republic 3.5% 7/9/2041 (n)		1,140,000	711,930
Argentine Republic 4.125% 7/9/2035 (n)		3,492,241	2,317,102
Argentine Republic 5% 1/9/2038 (n)		2,032,304	1,419,564
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (o)		215,895	107,881
Provincia de Cordoba 6.875% 12/10/2025 (b)(n)		130,615	128,419
Provincia de Cordoba 6.99% 6/1/2027 (b)(n)		515,562	481,607
TOTAL ARGENTINA			10,000,195
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (b)		280,000	230,331
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (b)		310,000	294,633
BAHRAIN - 0.0%
Central Bank of Bahrain Ijara Sukuk 5.625% 5/18/2034 (b)		155,000	140,261
Central Bank of Bahrain Ijara Sukuk 7.5% 2/12/2036 (b)		200,000	204,822
TOTAL BAHRAIN			345,083
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (b)		354,000	345,426
BENIN - 0.0%
Republic of Benin 4.875% 1/19/2032 (b)	EUR	275,000	257,264
Republic of Benin 7.96% 2/13/2038 (b)		290,000	273,235
TOTAL BENIN			530,499
BERMUDA - 0.1%
Bermuda 2.375% 8/20/2030 (b)		55,000	46,661
Bermuda 3.375% 8/20/2050 (b)		165,000	109,210
Bermuda 3.717% 1/25/2027 (b)		645,000	625,449
Bermuda 4.75% 2/15/2029 (b)		360,000	350,845
Bermuda 5% 7/15/2032 (b)		260,000	250,900
TOTAL BERMUDA			1,383,065
BRAZIL - 0.2%
Federative Republic of Brazil 3.875% 6/12/2030		830,000	730,400
Federative Republic of Brazil 6% 10/20/2033		335,000	312,555
Federative Republic of Brazil 7.125% 1/20/2037		565,000	567,825
Federative Republic of Brazil 7.125% 5/13/2054		215,000	199,843
Federative Republic of Brazil 8.25% 1/20/2034		1,045,000	1,140,095
TOTAL BRAZIL			2,950,718
CHILE - 0.2%
Chilean Republic 2.45% 1/31/2031		1,355,000	1,162,336
Chilean Republic 2.75% 1/31/2027		310,000	295,120
Chilean Republic 3.1% 1/22/2061		700,000	414,092
Chilean Republic 3.5% 1/31/2034		200,000	172,688
Chilean Republic 4% 1/31/2052		200,000	149,874
Chilean Republic 4.34% 3/7/2042		260,000	218,806
Chilean Republic 5.33% 1/5/2054		505,000	467,600
TOTAL CHILE			2,880,516
COLOMBIA - 0.4%
Colombian Republic 3% 1/30/2030		1,025,000	853,313
Colombian Republic 3.125% 4/15/2031		535,000	424,266
Colombian Republic 3.25% 4/22/2032		290,000	222,001
Colombian Republic 4.125% 5/15/2051		220,000	126,169
Colombian Republic 5% 6/15/2045		855,000	573,030
Colombian Republic 5.2% 5/15/2049		650,000	437,775
Colombian Republic 6.125% 1/18/2041		40,000	32,619
Colombian Republic 7.375% 9/18/2037		140,000	133,490
Colombian Republic 7.5% 2/2/2034		250,000	246,500
Colombian Republic 8% 11/14/2035		310,000	311,860
Colombian Republic 8% 4/20/2033		280,000	285,606
Colombian Republic 8.75% 11/14/2053		290,000	292,900
TOTAL COLOMBIA			3,939,529
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (b)		285,000	255,075
Costa Rica Government International Bond 6.125% 2/19/2031 (b)		130,000	130,325
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		305,000	315,370
TOTAL COSTA RICA			700,770
COTE D'IVOIRE - 0.1%
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (b)	EUR	460,000	446,115
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (b)		620,000	552,769
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (b)		490,000	485,575
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (b)		300,000	291,375
TOTAL COTE D'IVOIRE			1,775,834
DOMINICAN REPUBLIC - 0.4%
Dominican Republic International Bond 4.5% 1/30/2030 (b)		735,000	672,893
Dominican Republic International Bond 4.875% 9/23/2032 (b)		860,000	766,260
Dominican Republic International Bond 5.95% 1/25/2027 (b)		445,000	442,108
Dominican Republic International Bond 6% 7/19/2028 (b)		360,000	356,220
Dominican Republic International Bond 6.5% 2/15/2048 (b)		215,000	204,584
Dominican Republic International Bond 6.6% 6/1/2036 (b)		224,000	222,432
Dominican Republic International Bond 6.85% 1/27/2045 (b)		300,000	294,741
Dominican Republic International Bond 6.875% 1/29/2026 (b)		790,000	795,925
Dominican Republic International Bond 7.05% 2/3/2031 (b)		375,000	383,745
Dominican Republic International Bond 7.45% 4/30/2044 (b)		335,000	350,913
TOTAL DOMINICAN REPUBLIC			4,489,821
ECUADOR - 0.1%
Ecuador Government International Bond 5.5% 7/31/2035 (b)(n)		705,000	398,678
Ecuador Government International Bond 6.9% 7/31/2030 (b)(n)		1,089,190	756,987
TOTAL ECUADOR			1,155,665
EGYPT - 0.2%
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		30,000	25,719
Arab Republic of Egypt 7.5% 1/31/2027 (b)		830,000	818,795
Arab Republic of Egypt 7.5% 2/16/2061 (b)		480,000	327,845
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		370,000	357,550
Arab Republic of Egypt 7.903% 2/21/2048 (b)		460,000	338,652
Arab Republic of Egypt 8.5% 1/31/2047 (b)		580,000	449,680
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		460,000	360,976
Arab Republic of Egypt Treasury Bills 0% 1/14/2025 (o)	EGP	8,900,000	172,678
Arab Republic of Egypt Treasury Bills 0% 3/18/2025 (o)	EGP	21,075,000	392,557
TOTAL EGYPT			3,244,452
EL SALVADOR - 0.1%
El Salvador Republic 0.25% 4/17/2030 (b)		290,000	5,045
El Salvador Republic 7.1246% 1/20/2050 (b)		290,000	243,600
El Salvador Republic 7.625% 2/1/2041 (b)		90,000	83,475
El Salvador Republic 7.65% 6/15/2035 (b)		135,000	130,613
El Salvador Republic 9.25% 4/17/2030 (b)		290,000	306,313
El Salvador Republic 9.65% 11/21/2054 (b)		175,000	183,148
TOTAL EL SALVADOR			952,194
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (b)		425,000	314,500
Gabonese Republic 7% 11/24/2031 (b)		455,000	338,122
TOTAL GABON			652,622
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (b)		290,000	272,781
GERMANY - 5.7%
German Federal Republic 2.1% 4/12/2029 (p)	EUR	10,330,000	10,692,536
German Federal Republic 2.4% 10/19/2028 (p)	EUR	2,570,000	2,693,562
German Federal Republic 2.5% 3/13/2025 (p)	EUR	6,350,000	6,576,700
German Federal Republic 2.6% 8/15/2033 (p)	EUR	32,810,000	34,763,708
German Federal Republic 2.6% 8/15/2034 (p)	EUR	28,230,000	29,832,048
TOTAL GERMANY			84,558,554
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (b)(o)		28,965	22,231
Ghana Republic 0% 7/3/2026 (b)(o)		33,920	31,486
Ghana Republic 5% 7/3/2029 (b)(n)		291,520	250,707
Ghana Republic 5% 7/3/2035 (b)(n)		333,880	233,616
TOTAL GHANA			538,040
GUATEMALA - 0.0%
Guatemala Government Bond 4.9% 6/1/2030 (b)		230,000	216,632
Guatemala Government Bond 5.375% 4/24/2032 (b)		120,000	113,100
Guatemala Government Bond 6.125% 6/1/2050 (b)		225,000	199,062
Guatemala Government Bond 6.6% 6/13/2036 (b)		190,000	187,981
TOTAL GUATEMALA			716,775
HUNGARY - 0.1%
Hungary Government 2.125% 9/22/2031 (b)		205,000	162,340
Hungary Government 3.125% 9/21/2051 (b)		340,000	198,193
Hungary Government 5.25% 6/16/2029 (b)		295,000	290,206
Hungary Government 5.5% 6/16/2034 (b)		695,000	662,639
Hungary Government 6.125% 5/22/2028 (b)		225,000	228,996
Hungary Government 6.75% 9/25/2052 (b)		145,000	147,265
TOTAL HUNGARY			1,689,639
INDONESIA - 0.4%
Indonesia Government 3.2% 9/23/2061		400,000	246,055
Indonesia Government 4.35% 1/11/2048		300,000	251,625
Indonesia Government 5.125% 1/15/2045 (b)		1,160,000	1,090,064
Indonesia Government 5.25% 1/17/2042 (b)		305,000	293,563
Indonesia Government 5.95% 1/8/2046 (b)		350,000	360,938
Indonesia Government 6.625% 2/17/2037 (b)		220,000	240,349
Indonesia Government 6.75% 1/15/2044 (b)		330,000	372,488
Indonesia Government 7.75% 1/17/2038 (b)		930,000	1,117,163
Indonesia Government 8.5% 10/12/2035 (b)		875,000	1,083,906
TOTAL INDONESIA			5,056,151
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		595,000	385,841
Israel Government 5.75% 3/12/2054		315,000	288,048
TOTAL ISRAEL			673,889
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		255,000	262,650
Jamaican Government 7.875% 7/28/2045		160,000	185,110
TOTAL JAMAICA			447,760
JAPAN - 0.5%
Japan Government 0.7% 12/20/2048	JPY	1,270,000,000	6,021,694
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (b)		110,000	97,372
Jordan Government 7.5% 1/13/2029 (b)		270,000	268,059
Jordan Government 7.75% 1/15/2028 (b)		320,000	320,800
TOTAL JORDAN			686,231
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (b)		195,000	153,502
Republic of Kenya Government Bond 7.25% 2/28/2028 (b)		100,000	95,000
Republic of Kenya Government Bond 9.75% 2/16/2031 (b)		410,000	405,003
TOTAL KENYA			653,505
LEBANON - 0.0%
Lebanon Republic 5.8% (h)(p)		625,000	80,624
Lebanon Republic 6.375% (h)(p)		810,000	104,490
TOTAL LEBANON			185,114
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034		610,000	485,522
United Mexican States 3.75% 4/19/2071		1,000,000	552,400
United Mexican States 4.875% 5/19/2033		345,000	309,206
United Mexican States 5.75% 10/12/2110		840,000	645,488
United Mexican States 6% 5/7/2036		600,000	564,563
United Mexican States 6.05% 1/11/2040		670,000	621,844
United Mexican States 6.338% 5/4/2053		305,000	271,544
United Mexican States 6.35% 2/9/2035		465,000	454,538
TOTAL MEXICO			3,905,105
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (b)		200,000	207,499
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (b)		515,000	528,678
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (b)		495,000	510,622
NETHERLANDS - 0.0%
Dutch Government 0.5% 7/15/2032 (b)(p)	EUR	10,000	8,974
NIGERIA - 0.2%
Republic of Nigeria 6.125% 9/28/2028 (b)		1,150,000	1,041,831
Republic of Nigeria 6.5% 11/28/2027 (b)		445,000	421,749
Republic of Nigeria 7.143% 2/23/2030 (b)		360,000	324,742
Republic of Nigeria 7.625% 11/21/2025 (b)		345,000	342,820
Republic of Nigeria 7.696% 2/23/2038 (b)		280,000	227,685
Republic of Nigeria 7.875% 2/16/2032 (b)		160,000	143,850
Republic of Nigeria Treasury Bills 0% 3/6/2025 (o)	NGN	601,565,000	372,059
Republic of Nigeria Treasury Bills 0% 4/10/2025 (o)	NGN	192,090,000	115,971
Republic of Nigeria Treasury Bills 0% 5/20/2025 (o)	NGN	207,005,000	120,974
Republic of Nigeria Treasury Bills 0% 5/27/2025 (o)	NGN	222,745,000	129,453
TOTAL NIGERIA			3,241,134
OMAN - 0.2%
Oman Sultanate 5.375% 3/8/2027 (b)		120,000	119,096
Oman Sultanate 5.625% 1/17/2028 (b)		930,000	927,384
Oman Sultanate 6% 8/1/2029 (b)		450,000	455,486
Oman Sultanate 6.25% 1/25/2031 (b)		425,000	435,540
Oman Sultanate 6.5% 3/8/2047 (b)		195,000	192,875
Oman Sultanate 6.75% 1/17/2048 (b)		920,000	933,230
Oman Sultanate 7% 1/25/2051 (b)		105,000	109,954
TOTAL OMAN			3,173,565
PAKISTAN - 0.1%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		730,000	686,083
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		430,000	387,271
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		480,000	399,600
TOTAL PAKISTAN			1,472,954
PANAMA - 0.2%
Panamanian Republic 2.252% 9/29/2032		400,000	279,904
Panamanian Republic 3.298% 1/19/2033		445,000	335,141
Panamanian Republic 3.87% 7/23/2060		715,000	372,565
Panamanian Republic 4.5% 4/16/2050		780,000	480,659
Panamanian Republic 4.5% 5/15/2047		250,000	160,703
Panamanian Republic 6.853% 3/28/2054		200,000	170,625
Panamanian Republic 7.875% 3/1/2057		290,000	279,760
Panamanian Republic 8% 3/1/2038		305,000	305,857
TOTAL PANAMA			2,385,214
PARAGUAY - 0.1%
Republic of Paraguay 2.739% 1/29/2033 (b)		225,000	182,461
Republic of Paraguay 4.95% 4/28/2031 (b)		480,000	459,150
Republic of Paraguay 5.4% 3/30/2050 (b)		265,000	224,839
Republic of Paraguay 6% 2/9/2036 (b)		260,000	257,400
TOTAL PARAGUAY			1,123,850
PERU - 0.1%
Peruvian Republic 2.783% 1/23/2031		740,000	632,238
Peruvian Republic 3% 1/15/2034		440,000	354,338
Peruvian Republic 3.3% 3/11/2041		360,000	259,987
TOTAL PERU			1,246,563
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045		390,000	246,188
Philippine Republic 2.95% 5/5/2045		160,000	106,799
Philippine Republic 5% 7/17/2033		210,000	205,800
Philippine Republic 5.5% 1/17/2048		200,000	195,000
Philippine Republic 5.6% 5/14/2049		295,000	290,575
Philippine Republic 5.609% 4/13/2033		305,000	310,719
Philippine Republic 5.95% 10/13/2047		490,000	506,538
TOTAL PHILIPPINES			1,861,619
POLAND - 0.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		200,000	194,626
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		200,000	207,536
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		495,000	483,991
Republic of Poland 5.5% 3/18/2054		285,000	262,203
Republic of Poland 5.5% 4/4/2053		210,000	194,191
Republic of Poland 5.75% 11/16/2032		425,000	432,735
TOTAL POLAND			1,775,282
QATAR - 0.2%
State of Qatar 4.4% 4/16/2050 (b)		1,045,000	884,331
State of Qatar 4.625% 6/2/2046 (b)		575,000	513,216
State of Qatar 4.817% 3/14/2049 (b)		1,060,000	954,732
State of Qatar 5.103% 4/23/2048 (b)		975,000	922,289
State of Qatar 9.75% 6/15/2030 (b)		295,000	365,741
TOTAL QATAR			3,640,309
ROMANIA - 0.1%
Romanian Republic 3% 2/27/2027 (b)		265,000	249,650
Romanian Republic 3.625% 3/27/2032 (b)		470,000	383,197
Romanian Republic 4% 2/14/2051 (b)		280,000	176,561
Romanian Republic 6.625% 2/17/2028 (b)		225,000	227,250
Romanian Republic 7.125% 1/17/2033 (b)		290,000	293,451
TOTAL ROMANIA			1,330,109
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (b)		560,000	470,753
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		665,000	528,883
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		1,120,000	680,050
Kingdom of Saudi Arabia 3.625% 3/4/2028 (b)		315,000	302,299
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		655,000	434,347
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		640,000	516,800
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		225,000	172,255
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		330,000	269,771
Kingdom of Saudi Arabia 5% 1/18/2053 (b)		375,000	317,209
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		315,000	293,738
TOTAL SAUDI ARABIA			3,515,352
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (b)		395,000	314,519
SERBIA - 0.1%
Republic of Serbia 2.125% 12/1/2030 (b)		840,000	682,760
Republic of Serbia 6% 6/12/2034 (b)		335,000	329,556
Republic of Serbia 6.5% 9/26/2033 (b)		405,000	416,138
TOTAL SERBIA			1,428,454
SOUTH AFRICA - 0.1%
South African Republic 4.85% 9/27/2027		285,000	277,530
South African Republic 4.85% 9/30/2029		235,000	218,615
South African Republic 5% 10/12/2046		395,000	271,578
South African Republic 5.65% 9/27/2047		190,000	141,795
South African Republic 5.75% 9/30/2049		620,000	462,334
South African Republic 5.875% 4/20/2032		280,000	262,861
South African Republic 7.1% 11/19/2036 (b)		475,000	461,957
TOTAL SOUTH AFRICA			2,096,670
SRI LANKA - 0.1%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (b)(n)		170,921	140,174
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (b)(n)		335,261	248,130
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (b)(n)		314,356	235,767
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (b)(n)		157,111	117,850
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (b)(n)		226,380	162,994
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (b)		227,140	211,265
TOTAL SRI LANKA			1,116,180
TURKEY - 0.7%
Turkish Republic 26.2% 10/5/2033	TRY	8,645,000	237,593
Turkish Republic 31.08% 11/8/2028	TRY	13,415,000	374,970
Turkish Republic 37% 2/18/2026	TRY	4,065,000	113,199
Turkish Republic 4.25% 4/14/2026		830,000	815,475
Turkish Republic 4.75% 1/26/2026		980,000	971,670
Turkish Republic 4.875% 10/9/2026		650,000	641,264
Turkish Republic 4.875% 4/16/2043		815,000	566,947
Turkish Republic 5.125% 2/17/2028		255,000	247,470
Turkish Republic 5.25% 3/13/2030		185,000	172,917
Turkish Republic 5.75% 5/11/2047		520,000	386,729
Turkish Republic 6% 1/14/2041		770,000	631,747
Turkish Republic 6% 3/25/2027		170,000	170,319
Turkish Republic 6.625% 2/17/2045		310,000	261,141
Turkish Republic 7.625% 5/15/2034		325,000	330,281
Turkish Republic 9.125% 7/13/2030		350,000	387,188
Turkish Republic 9.375% 1/19/2033		840,000	945,260
Turkish Republic 9.375% 3/14/2029		490,000	540,684
Turkish Republic 9.875% 1/15/2028		1,165,000	1,288,053
TOTAL TURKEY			9,082,907
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (b)(n)		109,055	59,053
Ukraine Government 0% 2/1/2034 (b)(n)		407,526	168,104
Ukraine Government 0% 2/1/2035 (b)(n)		629,387	371,339
Ukraine Government 0% 2/1/2036 (b)(n)		286,989	167,889
Ukraine Government 0% 8/1/2041 (b)(c)		370,000	283,975
Ukraine Government 1.75% 2/1/2029 (b)(n)		457,501	314,223
Ukraine Government 1.75% 2/1/2034 (b)(n)		626,091	351,081
Ukraine Government 1.75% 2/1/2035 (b)(n)		428,419	235,630
Ukraine Government 1.75% 2/1/2036 (b)(n)		284,447	153,601
TOTAL UKRAINE			2,104,895
UNITED ARAB EMIRATES - 0.2%
Emirate of Abu Dhabi 3% 9/15/2051 (b)		645,000	417,225
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		1,915,000	1,270,488
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		620,000	473,525
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		395,000	386,112
Emirate of Dubai 3.9% 9/9/2050 (p)		920,000	667,000
Emirate of Dubai 5.25% 1/30/2043 (p)		330,000	312,846
TOTAL UNITED ARAB EMIRATES			3,527,196
URUGUAY - 0.1%
Uruguay Republic 5.1% 6/18/2050		675,000	619,945
Uruguay Republic 5.75% 10/28/2034		300,000	308,344
TOTAL URUGUAY			928,289
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		115,000	95,548
Republic of Uzbekistan 3.9% 10/19/2031 (b)		205,000	168,484
TOTAL UZBEKISTAN			264,032
VENEZUELA - 0.0%
Venezuela Republic 11.95% (h)(p)		1,090,000	169,495
Venezuela Republic 12.75% (h)(p)		190,000	29,336
Venezuela Republic 9.25% (h)		2,395,000	370,028
TOTAL VENEZUELA			568,859
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (b)		532,254	304,551
Republic of Zambia 5.75% 6/30/2033 (b)(n)		62,669	54,894
TOTAL ZAMBIA			359,445
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $201,848,480)			191,508,703

Non-Convertible Corporate Bonds - 31.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		445,000	400,555
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (b)		485,000	469,006
Mineral Resources Ltd 8% 11/1/2027 (b)		280,000	286,249
Mineral Resources Ltd 8.125% 5/1/2027 (b)		960,000	963,819
Mineral Resources Ltd 8.5% 5/1/2030 (b)		210,000	214,212
Mineral Resources Ltd 9.25% 10/1/2028 (b)		515,000	540,323

TOTAL AUSTRALIA			2,874,164
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)		1,075,000	1,087,212
BAHRAIN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)		665,000	684,119
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)		180,000	191,932

TOTAL BAHRAIN			876,051
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		600,000	581,736
BRAZIL - 0.8%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Minerva Luxembourg SA 8.875% 9/13/2033 (b)		320,000	332,013
NBM US Holdings Inc 6.625% 8/6/2029 (b)		615,000	615,387
			947,400
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (b)		270,000	263,334
Marb Bondco PLC 3.95% 1/29/2031 (b)		345,000	287,913
			551,247
Energy - 0.1%
Energy Equipment & Services - 0.1%
Guara Norte Sarl 5.198% 6/15/2034 (b)		399,325	363,321
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		650,000	678,568
			1,041,889
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)		962,077	802,132
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (b)		230,000	228,347
			1,030,479
TOTAL ENERGY			2,072,368

Financials - 0.0%
Financial Services - 0.0%
Azul Secured Finance II LLP ICE Term SOFR 3M + 8.25%, 12.8203% 1/28/2025 pay-in-kind (b)(c)(d)		74,140	74,881
Cosan Luxembourg SA 7.25% 6/27/2031 (b)		300,000	295,218
			370,099
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.4% 2/1/2027		325,000	324,694
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)		390,000	400,116
Embraer Netherlands Finance BV 7% 7/28/2030 (b)		320,000	331,568
			1,056,378
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 5/28/2029 pay-in-kind (b)		641,704	359,354
Azul Secured Finance LLP 11.93% 8/28/2028 pay-in-kind (b)		308,947	310,588
			669,942
TOTAL INDUSTRIALS			1,726,320

Materials - 0.5%
Chemicals - 0.1%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)		300,000	205,314
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)		375,000	346,875
Braskem Netherlands Finance BV 8% 10/15/2034 (b)		225,000	214,148
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)		595,000	594,108
			1,360,445
Metals & Mining - 0.3%
CSN Inova Ventures 6.75% 1/28/2028 (b)		485,000	453,625
CSN Resources SA 5.875% 4/8/2032 (b)		420,000	340,070
CSN Resources SA 8.875% 12/5/2030 (b)		200,000	198,688
ERO Copper Corp 6.5% 2/15/2030 (b)		415,000	399,956
Nexa Resources SA 6.5% 1/18/2028 (b)		356,000	359,339
Nexa Resources SA 6.75% 4/9/2034 (b)		200,000	202,000
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)		1,244,468	1,200,912
Vale Overseas Ltd 6.4% 6/28/2054		515,000	503,413
			3,658,003
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (b)		325,000	325,101
Suzano Austria GmbH 3.75% 1/15/2031		245,000	215,811
Suzano Austria GmbH 5% 1/15/2030		490,000	470,830
			1,011,742
TOTAL MATERIALS			6,030,190

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (b)		200,000	203,750
TOTAL BRAZIL			11,901,374
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (b)		580,000	561,330
CANADA - 0.9%
Communication Services - 0.0%
Media - 0.0%
Videotron Ltd 5.125% 4/15/2027 (b)		615,000	611,985
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		570,000	539,032
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		2,320,000	2,074,864
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		560,000	534,920
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		600,000	616,794
			3,765,610
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		405,000	365,742
TOTAL CONSUMER DISCRETIONARY			4,131,352

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		550,000	523,888
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Parkland Corp 4.5% 10/1/2029 (b)		440,000	408,095
Parkland Corp 4.625% 5/1/2030 (b)		550,000	504,849
Parkland Corp 6.625% 8/15/2032 (b)		280,000	277,088
Teine Energy Ltd 6.875% 4/15/2029 (b)		445,000	432,106
			1,622,138
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		175,000	189,197
Sagicor Financial Co Ltd 5.3% 5/13/2028 (b)		480,000	470,400
			659,597
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (b)		280,000	278,866
Bombardier Inc 7.125% 6/15/2026 (b)		146,000	146,536
Bombardier Inc 7.25% 7/1/2031 (b)		280,000	288,757
Bombardier Inc 7.875% 4/15/2027 (b)		658,000	658,997
Bombardier Inc 8.75% 11/15/2030 (b)		430,000	462,222
			1,835,378
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		460,000	426,383
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		425,000	412,933
TOTAL INDUSTRIALS			2,674,694

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		530,000	547,664
Open Text Holdings Inc 4.125% 12/1/2031 (b)		245,000	217,242
Open Text Holdings Inc 4.125% 2/15/2030 (b)		300,000	272,063
			1,036,969
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		385,000	407,815
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (b)		300,000	296,974
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		300,000	291,103
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		255,000	250,990
			839,067
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		360,000	354,857
TOTAL MATERIALS			1,601,739

TOTAL CANADA			12,862,362
CHILE - 0.3%
Communication Services - 0.1%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		320,000	302,400
Wireless Telecommunication Services - 0.1%
VTR Comunicaciones SpA 4.375% 4/15/2029 (b)		210,000	185,823
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)		620,000	579,892
			765,715
TOTAL COMMUNICATION SERVICES			1,068,115

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)		200,000	199,438
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)		305,000	307,574
			507,012
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/2030 (b)		685,000	572,167
Antofagasta PLC 5.625% 5/13/2032 (b)		260,000	254,230
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)		105,000	93,364
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)		280,000	248,850
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)		870,000	582,900
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)		290,000	275,228
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)		205,000	203,783
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)		290,000	282,396
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)		205,000	208,780
			2,721,698
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (b)		245,000	208,632
TOTAL MATERIALS			2,930,330

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (b)		200,000	194,300
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)		193,000	194,768
			389,068
TOTAL CHILE			4,894,525
CHINA - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd 1.81% 1/26/2026 (b)		240,000	232,414
Tencent Holdings Ltd 2.39% 6/3/2030 (b)		495,000	432,650
Tencent Holdings Ltd 3.975% 4/11/2029 (b)		180,000	173,185
			838,249
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd 2.125% 2/9/2031		300,000	252,711
JD.com Inc 3.375% 1/14/2030		850,000	784,873
Prosus NV 2.031% 8/3/2032 (p)	EUR	210,000	189,328
Prosus NV 3.061% 7/13/2031 (b)		385,000	323,643
Prosus NV 3.68% 1/21/2030 (b)		370,000	332,075
Prosus NV 4.027% 8/3/2050 (b)		595,000	399,394
Prosus NV 4.193% 1/19/2032 (b)		205,000	183,091
			2,465,115
Hotels, Restaurants & Leisure - 0.1%
Meituan 2.125% 10/28/2025 (b)		275,000	268,064
Meituan 3.05% 10/28/2030 (b)		335,000	295,524
Meituan 4.625% 10/2/2029 (b)		280,000	270,786
			834,374
TOTAL CONSUMER DISCRETIONARY			3,299,489

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (b)		485,000	434,948
Lenovo Group Ltd 5.875% 4/24/2025 (p)		200,000	200,382
			635,330
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)		420,000	407,916
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)		640,000	633,306
TOTAL CHINA			5,814,290
COLOMBIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (b)		210,000	174,090
Energy - 0.3%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (b)		454,000	429,171
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		265,000	146,948
Ecopetrol SA 4.625% 11/2/2031		335,000	276,898
Ecopetrol SA 8.375% 1/19/2036		290,000	279,415
Ecopetrol SA 8.875% 1/13/2033		1,420,000	1,441,598
Geopark Ltd 5.5% 1/17/2027 (b)		505,000	484,957
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		940,000	870,026
			3,499,842
TOTAL ENERGY			3,929,013

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		295,000	308,552
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (b)		470,000	465,314
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		1,020,000	867,959
Termocandelaria Power SA 7.75% 9/17/2031 (b)		440,000	443,071
			1,311,030
TOTAL COLOMBIA			6,187,999
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)		425,000	454,351
CZECH REPUBLIC - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (b)		465,000	472,120
DENMARK - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
DSV Finance BV 3.25% 11/6/2030 (p)	EUR	730,000	763,926
DSV Finance BV 3.375% 11/6/2032 (p)	EUR	727,000	762,459
DSV Finance BV 3.375% 11/6/2034 (p)	EUR	822,000	852,351

TOTAL DENMARK			2,378,736
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)		300,000	307,689
FRANCE - 1.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 1/15/2029 (b)		135,000	101,650
Altice France SA 5.125% 7/15/2029 (b)		4,495,000	3,366,139
Altice France SA 5.5% 1/15/2028 (b)		1,355,000	998,845
Altice France SA 5.5% 10/15/2029 (b)		2,950,000	2,209,630
			6,676,264
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		565,000	585,426
Viridien 8.75% 4/1/2027 (b)		590,000	579,566
			1,164,992
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA 3.75% 2/3/2034 (p)	EUR	400,000	420,291
Industrials - 0.1%
Construction & Engineering - 0.1%
Bouygues SA 5.375% 6/30/2042 (p)	EUR	1,800,000	2,174,307
Utilities - 0.3%
Multi-Utilities - 0.1%
Engie SA 4.25% 3/6/2044 (p)	EUR	1,000,000	1,056,237
Water Utilities - 0.2%
Suez SACA 2.375% 5/24/2030 (p)	EUR	1,800,000	1,784,650
TOTAL FRANCE			13,276,741
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (b)		191,000	166,764
GERMANY - 0.4%
Financials - 0.0%
Banks - 0.0%
Commerzbank AG 4.625% 1/17/2031 (c)(p)	EUR	600,000	652,758
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 5.375% 3/25/2082 (c)(p)	EUR	300,000	303,857
Bayer AG 6.625% 9/25/2083 (c)(p)	EUR	200,000	214,595
Bayer AG 7% 9/25/2083 (c)(p)	EUR	1,100,000	1,203,186
			1,721,638
Utilities - 0.3%
Electric Utilities - 0.1%
EnBW International Finance BV 4.3% 5/23/2034 (p)	EUR	1,119,000	1,226,663
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 4.125% 2/13/2035 (p)	EUR	971,000	1,041,129
Multi-Utilities - 0.1%
E.ON SE 4.125% 3/25/2044 (p)	EUR	747,000	784,350
TOTAL UTILITIES			3,052,142

TOTAL GERMANY			5,426,538
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		145,000	136,449
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,170,000	1,099,800
Tullow Oil PLC 10.25% 5/15/2026 (b)		845,000	722,475
Tullow Oil PLC 7% 3/1/2025 (b)		125,000	105,000

TOTAL GHANA			2,063,724
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
CT Trust 5.125% 2/3/2032 (b)		720,000	640,577
Millicom International Cellular SA 4.5% 4/27/2031 (b)		530,000	465,738
Millicom International Cellular SA 7.375% 4/2/2032 (b)		265,000	262,723
			1,369,038
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (b)		600,000	569,628
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)		485,000	466,357
TOTAL GUATEMALA			2,405,023
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		425,000	396,860
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)		200,000	201,626
OTP Bank Nyrt 8.75% 5/15/2033 (c)(p)		215,000	225,952

TOTAL HUNGARY			427,578
INDIA - 0.1%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (b)		545,000	538,188
Shriram Finance Ltd 6.625% 4/22/2027 (b)		230,000	231,437
			769,625
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (b)		485,000	464,961
Information Technology - 0.1%
IT Services - 0.1%
CA Magnum Holdings 5.375% 10/31/2026 (b)		955,000	932,319
TOTAL INDIA			2,166,905
INDONESIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)		640,000	636,717
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (b)		550,000	578,358
Pertamina Persero PT 4.175% 1/21/2050 (b)		240,000	181,166
			1,396,241
Materials - 0.1%
Metals & Mining - 0.1%
Freeport Indonesia PT 4.763% 4/14/2027 (b)		225,000	222,750
Freeport Indonesia PT 5.315% 4/14/2032 (b)		450,000	438,750
Freeport Indonesia PT 6.2% 4/14/2052 (b)		265,000	261,330
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)		880,000	873,400
			1,796,230
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)		205,000	203,719
TOTAL INDONESIA			3,396,190
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC 6.75% 3/1/2033 (c)(p)	EUR	400,000	447,472
ISRAEL - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(p)		615,000	600,978
Energean Israel Finance Ltd 8.5% 9/30/2033 (b)(p)		200,000	196,260
Energean PLC 6.5% 4/30/2027 (b)		550,000	546,759
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(p)		495,000	491,288
			1,835,285
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		555,000	541,581
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275,000	268,543
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		850,000	916,082
			1,726,206
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(p)		295,000	256,386
TOTAL ISRAEL			3,817,877
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)		215,000	215,968
KAZAKHSTAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)		335,000	276,546
KazMunayGas National Co JSC 5.375% 4/24/2030 (b)		165,000	160,373
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)		170,000	146,678
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)		650,000	552,701

TOTAL KAZAKHSTAN			1,136,298
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (b)		420,000	427,431
POSCO 5.875% 1/17/2033 (b)		200,000	204,924

TOTAL KOREA (SOUTH)			632,355
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 2.625% 4/28/2028 (b)		275,000	249,219
MEGlobal BV 4.25% 11/3/2026 (b)		235,000	229,859
MEGlobal Canada ULC 5% 5/18/2025 (b)		445,000	444,706

TOTAL KUWAIT			923,784
LUXEMBOURG - 0.4%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		990,000	774,901
Altice Financing SA 5.75% 8/15/2029 (b)		1,190,000	871,130
			1,646,031
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		575,000	543,555
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		415,000	435,196
			978,751
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (g)		102,200	0
Real Estate - 0.2%
Industrial REITs - 0.1%
Prologis International Funding II SA 3.125% 6/1/2031 (p)	EUR	1,200,000	1,228,936
Real Estate Management & Development - 0.1%
SELP Finance Sarl 0.875% 5/27/2029 (p)	EUR	588,000	544,643
SELP Finance Sarl 3.75% 8/10/2027 (p)	EUR	1,069,000	1,124,672
			1,669,315
TOTAL LUXEMBOURG			5,523,033
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		320,000	290,301
MALAYSIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)		595,000	524,343
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (b)		500,000	325,800
Petronas Capital Ltd 3.5% 4/21/2030 (b)		230,000	212,801
			538,601
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)		360,000	358,128
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)		570,000	554,485
			912,613
TOTAL MALAYSIA			1,975,557
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		525,000	521,997
MEXICO - 0.8%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (h)(p)		1,500,000	555,000
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (b)		455,000	362,721
Hotels, Restaurants & Leisure - 0.1%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)		400,000	415,468
TOTAL CONSUMER DISCRETIONARY			778,189

Energy - 0.6%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		403,171	401,785
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		137,961	137,208
			538,993
Oil, Gas & Consumable Fuels - 0.6%
FEL Energy VI SARL 5.75% 12/1/2040 (b)		247,172	227,245
Petroleos Mexicanos 6.5% 6/2/2041		170,000	120,444
Petroleos Mexicanos 6.625% 6/15/2035		1,965,000	1,545,473
Petroleos Mexicanos 6.7% 2/16/2032		821,000	716,836
Petroleos Mexicanos 6.75% 9/21/2047		798,000	548,625
Petroleos Mexicanos 6.875% 8/4/2026		555,000	545,288
Petroleos Mexicanos 6.95% 1/28/2060		780,000	533,567
Petroleos Mexicanos 7.69% 1/23/2050		4,073,000	3,062,896
			7,300,374
TOTAL ENERGY			7,839,367

Financials - 0.0%
Banks - 0.0%
BBVA Bancomer SA/Texas 5.25% 9/10/2029 (b)		440,000	430,540
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (b)		585,000	569,462
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)		305,000	224,175
Braskem Idesa SAPI 7.45% 11/15/2029 (b)		600,000	477,480
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (b)		630,000	594,758
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (b)		340,000	278,351
			1,574,764
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (b)		360,000	253,933
TOTAL MATERIALS			1,828,697

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)		490,000	505,038
TOTAL MEXICO			12,506,293
MOROCCO - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCP SA 3.75% 6/23/2031 (b)		365,000	315,499
OCP SA 5.125% 6/23/2051 (b)		305,000	229,799
OCP SA 6.75% 5/2/2034 (b)		255,000	259,718
OCP SA 6.875% 4/25/2044 (b)		325,000	315,656
OCP SA 7.5% 5/2/2054 (b)		200,000	202,876

TOTAL MOROCCO			1,323,548
NETHERLANDS - 0.3%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		1,105,000	977,326
Ziggo BV 4.875% 1/15/2030 (b)		430,000	395,103
			1,372,429
Financials - 0.2%
Insurance - 0.2%
ASR Nederland NV 7% 12/7/2043 (c)(p)	EUR	1,867,000	2,293,264
NN Group NV 6% 11/3/2043 (c)(p)	EUR	382,000	444,783
			2,738,047
TOTAL NETHERLANDS			4,110,476
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (b)		465,000	458,462
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (b)		115,000	114,584
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)		268,115	267,780
TOTAL NIGERIA			840,826
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		595,000	606,799
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		540,000	526,900
Media - 0.1%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)		1,020,000	926,609
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)		1,494,000	1,476,635
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)		205,000	147,631
TOTAL PANAMA			3,077,775
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)		365,000	362,263
PERU - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (b)		385,000	364,668
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(c)		485,000	472,633
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (b)		286,000	299,316
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)		400,000	397,200
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		494,000	470,234
			867,434
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (b)		280,000	270,143
TOTAL PERU			2,274,194
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)		720,000	577,684
QATAR - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (b)		385,000	334,349
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
QatarEnergy 1.375% 9/12/2026 (b)		900,000	848,070
QatarEnergy 2.25% 7/12/2031 (b)		1,255,000	1,053,937
QatarEnergy 3.125% 7/12/2041 (b)		1,235,000	910,380
QatarEnergy 3.3% 7/12/2051 (b)		930,000	639,084
			3,451,471
TOTAL QATAR			3,785,820
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (g)(h)(p)		400,000	59,999
SAUDI ARABIA - 0.6%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)		1,345,000	1,152,077
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)		775,000	737,219
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)		1,010,000	862,288
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)		800,000	518,928
Saudi Arabian Oil Co 3.5% 11/24/2070 (b)		460,000	282,468
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)		1,400,000	1,315,132
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)		1,705,000	1,462,890
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)		215,000	170,924
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)		200,000	185,850
			6,687,776
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (p)		315,000	311,015
Industrials - 0.1%
Construction & Engineering - 0.1%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)		210,000	207,310
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)		380,000	371,119
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)		1,015,000	1,019,446
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)		305,000	308,622
			1,906,497
TOTAL SAUDI ARABIA			8,905,288
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (b)		465,000	464,186
SOUTH AFRICA - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		830,000	647,732
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (b)		315,000	317,955
TOTAL COMMUNICATION SERVICES			965,687

Materials - 0.1%
Chemicals - 0.1%
Sasol Financing USA LLC 4.375% 9/18/2026		795,000	761,459
Sasol Financing USA LLC 5.5% 3/18/2031		200,000	168,704
Sasol Financing USA LLC 8.75% 5/3/2029 (b)		200,000	202,518
			1,132,681
Metals & Mining - 0.0%
Stillwater Mining Co 4% 11/16/2026 (b)		320,000	302,400
TOTAL MATERIALS			1,435,081

Utilities - 0.1%
Electric Utilities - 0.1%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)		590,000	586,495
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (b)		735,000	734,082
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)		240,000	251,700
			1,572,277
TOTAL SOUTH AFRICA			3,973,045
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.1%
Banco Santander SA 5.75% 8/23/2033 (c)(p)	EUR	1,100,000	1,211,721
Insurance - 0.1%
Mapfre SA 2.875% 4/13/2030 (p)	EUR	1,400,000	1,403,085
TOTAL FINANCIALS			2,614,806

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		280,000	257,299
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		370,000	349,593
TOTAL SPAIN			3,221,698
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.75% 3/17/2032 (c)(p)	EUR	1,401,000	1,563,850
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		450,000	452,826
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		450,000	431,953
TOTAL SWITZERLAND			2,448,629
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (b)		230,000	150,804
TURKEY - 0.1%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)		305,000	320,917
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (b)		375,000	372,304
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		420,000	411,398
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (b)		370,000	368,265
TOTAL TURKEY			1,472,884
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (b)		268,539	198,718
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (p)		323,543	300,895

TOTAL UKRAINE			499,613
UNITED ARAB EMIRATES - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)		375,000	338,554
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)		301,973	258,727
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)		1,210,000	982,133
			1,579,414
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)		470,000	432,547
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)		230,000	233,450
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)		530,000	480,191
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)		305,000	285,830
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)		345,000	316,324
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)		300,000	305,388
			2,053,730
Industrials - 0.1%
Transportation Infrastructure - 0.1%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)		425,000	397,242
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (b)		400,000	376,464
			773,706
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		245,000	253,881
Utilities - 0.1%
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)		448,000	348,571
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)		315,000	307,736
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)		350,000	336,865
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (b)		470,000	440,331
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)		195,000	193,001
			1,626,504
TOTAL UNITED ARAB EMIRATES			6,287,235
UNITED KINGDOM - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		995,000	855,380
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		195,000	200,642
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		295,000	304,759
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		435,000	460,060
			965,461
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		390,000	387,823
Hotels, Restaurants & Leisure - 0.0%
Merlin Entertainments Ltd 5.75% 6/15/2026 (b)		395,000	391,742
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
eG Global Finance PLC 12% 11/30/2028 (b)		4,410,000	4,931,682
Financials - 0.1%
Banks - 0.1%
Barclays PLC 4.506% 1/31/2033 (c)(p)	EUR	1,881,000	2,061,624
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		300,000	273,971
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		650,000	660,006
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(g)(h)		445,000	63,795
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/2035 (p)	EUR	1,088,000	1,181,805
TOTAL UNITED KINGDOM			11,773,289
UNITED STATES - 20.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		1,165,000	1,138,921
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		620,000	618,035
Qwest Corp 7.25% 9/15/2025		35,000	34,878
			1,791,834
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (b)		1,160,000	1,045,330
Media - 1.2%
DISH Network Corp 11.75% 11/15/2027 (b)		2,920,000	3,092,841
EchoStar Corp 10.75% 11/30/2029		7,472,195	8,034,742
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		2,168,993	1,967,166
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		165,000	121,280
Sirius XM Radio LLC 3.875% 9/1/2031 (b)		570,000	476,964
Sirius XM Radio LLC 4% 7/15/2028 (b)		580,000	534,387
Sirius XM Radio LLC 5% 8/1/2027 (b)		485,000	471,676
Univision Communications Inc 4.5% 5/1/2029 (b)		570,000	510,193
Univision Communications Inc 7.375% 6/30/2030 (b)		2,520,000	2,410,760
Univision Communications Inc 8.5% 7/31/2031 (b)		980,000	960,890
			18,580,899
TOTAL COMMUNICATION SERVICES			21,418,063

Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		300,000	303,564
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		600,000	610,973
Dana Inc 4.5% 2/15/2032		410,000	376,044
Hertz Corp/The 12.625% 7/15/2029 (b)		130,000	138,504
Hertz Corp/The 5.5% (b)(g)(h)		650,000	39,000
Hertz Corp/The 6% (b)(g)(h)		575,000	112,125
Hertz Corp/The 6.25% (g)(h)		670,000	48,575
Hertz Corp/The 7.125% (b)(g)(h)		620,000	130,200
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		715,000	663,448
			2,422,433
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (b)		335,000	299,144
Saks Global Enterprises LLC 11% 12/15/2029 (b)		825,000	793,481
Wayfair LLC 7.25% 10/31/2029 (b)		610,000	609,695
			1,702,320
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		295,000	310,402
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		420,000	410,304
Service Corp International/US 4% 5/15/2031		570,000	507,930
TKC Holdings Inc 6.875% 5/15/2028 (b)		950,000	939,249
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		475,000	471,327
			2,328,810
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		270,000	243,700
Boyd Gaming Corp 4.75% 6/15/2031 (b)		715,000	661,503
Carnival Corp 4% 8/1/2028 (b)		3,420,000	3,241,428
Carnival Corp 7% 8/15/2029 (b)		300,000	312,061
Carnival Corp 7.625% 3/1/2026 (b)		1,070,000	1,071,564
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (b)		885,000	942,867
Churchill Downs Inc 5.75% 4/1/2030 (b)		725,000	711,553
Churchill Downs Inc 6.75% 5/1/2031 (b)		600,000	606,490
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		1,175,000	1,088,849
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		1,600,000	1,476,038
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		330,000	304,089
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		500,000	449,671
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		975,000	935,228
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		435,000	429,070
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		395,000	381,194
Light & Wonder International Inc 7.5% 9/1/2031 (b)		295,000	303,738
MGM Resorts International 4.75% 10/15/2028		665,000	636,779
NCL Corp Ltd 5.875% 2/15/2027 (b)		550,000	548,280
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		260,000	278,862
Papa John's International Inc 3.875% 9/15/2029 (b)		255,000	228,445
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		510,000	400,350
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		110,000	80,025
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		415,000	412,414
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		565,000	571,769
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		560,000	534,515
Station Casinos LLC 4.625% 12/1/2031 (b)		410,000	367,275
VOC Escrow Ltd 5% 2/15/2028 (b)		990,000	963,407
Yum! Brands Inc 4.625% 1/31/2032		590,000	545,179
			18,726,343
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		410,000	372,024
Century Communities Inc 3.875% 8/15/2029 (b)		420,000	376,244
LGI Homes Inc 8.75% 12/15/2028 (b)		285,000	298,950
Tempur Sealy International Inc 3.875% 10/15/2031 (b)		735,000	641,240
Tempur Sealy International Inc 4% 4/15/2029 (b)		790,000	727,941
TopBuild Corp 3.625% 3/15/2029 (b)		305,000	279,219
Tri Pointe Homes Inc 5.7% 6/15/2028		865,000	859,390
			3,555,008
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		184,000	176,364
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		450,000	418,803
Asbury Automotive Group Inc 4.75% 3/1/2030		184,000	172,085
Asbury Automotive Group Inc 5% 2/15/2032 (b)		485,000	442,424
Bath & Body Works Inc 6.625% 10/1/2030 (b)		925,000	931,650
Bath & Body Works Inc 6.75% 7/1/2036		870,000	884,135
Bath & Body Works Inc 7.5% 6/15/2029		500,000	515,258
LBM Acquisition LLC 6.25% 1/15/2029 (b)		900,000	827,839
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		355,000	368,265
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (b)		610,000	575,532
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (b)		445,000	430,164
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		565,000	580,325
			6,322,844
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (b)		280,000	243,605
Crocs Inc 4.25% 3/15/2029 (b)		435,000	402,116
Kontoor Brands Inc 4.125% 11/15/2029 (b)		240,000	220,989
			866,710
TOTAL CONSUMER DISCRETIONARY			36,234,870

Consumer Staples - 1.3%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (b)		315,000	312,705
Consumer Staples Distribution & Retail - 0.7%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		525,000	477,834
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		1,310,000	1,282,508
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		5,365,000	5,111,935
C&S Group Enterprises LLC 5% 12/15/2028 (b)		510,000	431,874
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		1,595,000	1,654,776
Performance Food Group Inc 4.25% 8/1/2029 (b)		400,000	371,133
Performance Food Group Inc 5.5% 10/15/2027 (b)		475,000	470,985
US Foods Inc 7.25% 1/15/2032 (b)		290,000	300,124
			10,101,169
Food Products - 0.6%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		375,000	360,985
Darling Ingredients Inc 6% 6/15/2030 (b)		675,000	665,874
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		535,000	558,403
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		340,000	356,178
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		555,000	507,454
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		275,000	248,832
Post Holdings Inc 4.5% 9/15/2031 (b)		1,215,000	1,088,449
Post Holdings Inc 4.625% 4/15/2030 (b)		3,850,000	3,550,655
Post Holdings Inc 5.5% 12/15/2029 (b)		1,085,000	1,049,856
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		430,000	397,360
			8,784,046
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		103,000	88,636
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		685,000	701,559
TOTAL CONSUMER STAPLES			19,988,115

Energy - 3.3%
Energy Equipment & Services - 0.4%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		290,000	300,940
Nabors Industries Inc 9.125% 1/31/2030 (b)		575,000	584,754
Nabors Industries Ltd 7.5% 1/15/2028 (b)		510,000	472,241
Noble Finance II LLC 8% 4/15/2030 (b)		300,000	302,990
Nustar Logistics LP 6% 6/1/2026		640,000	640,857
Transocean Inc 8% 2/1/2027 (b)		381,000	380,281
Transocean Inc 8.25% 5/15/2029 (b)		205,000	200,812
Transocean Inc 8.5% 5/15/2031 (b)		205,000	200,977
Transocean Inc 8.75% 2/15/2030 (b)		1,253,750	1,293,024
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		621,000	633,654
Valaris Ltd 8.375% 4/30/2030 (b)		295,000	298,105
			5,308,635
Oil, Gas & Consumable Fuels - 2.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		430,000	418,744
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		955,000	947,480
BP Capital Markets BV 4.323% 5/12/2035 (p)	EUR	2,243,000	2,445,019
California Resources Corp 8.25% 6/15/2029 (b)		275,000	278,863
Chesapeake Energy Corp 7% (g)(h)		360,000	0
Chesapeake Energy Corp 8% (g)(h)		180,000	0
Chesapeake Energy Corp 8% (g)(h)		115,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		470,000	470,480
CITGO Petroleum Corp 7% 6/15/2025 (b)		1,340,000	1,341,382
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		1,280,000	1,318,766
Civitas Resources Inc 8.625% 11/1/2030 (b)		580,000	607,402
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		295,000	269,027
CNX Resources Corp 6% 1/15/2029 (b)		315,000	308,880
CNX Resources Corp 7.375% 1/15/2031 (b)		295,000	303,046
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,525,000	1,422,245
Comstock Resources Inc 6.75% 3/1/2029 (b)		1,030,000	1,004,078
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		1,265,000	1,208,237
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		760,000	799,014
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (b)		245,000	248,068
CVR CHC LP 5.75% 2/15/2028 (b)		2,320,000	2,137,816
CVR CHC LP 8.5% 1/15/2029 (b)		2,000,000	1,918,379
DT Midstream Inc 4.125% 6/15/2029 (b)		430,000	401,568
DT Midstream Inc 4.375% 6/15/2031 (b)		430,000	392,341
Energy Transfer LP 5.5% 6/1/2027		860,000	870,696
Energy Transfer LP 5.625% 5/1/2027 (b)		2,960,000	2,960,764
Energy Transfer LP 6% 2/1/2029 (b)		2,415,000	2,449,549
EnLink Midstream LLC 6.5% 9/1/2030 (b)		895,000	937,298
Expand Energy Corp 5.375% 3/15/2030		560,000	547,589
Expand Energy Corp 5.7% 1/23/2025 (n)		14,000	13,998
Expand Energy Corp 5.875% 2/1/2029 (b)		310,000	307,479
Expand Energy Corp 6.75% 4/15/2029 (b)		440,000	444,554
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		355,000	364,987
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		460,000	424,084
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		595,000	578,730
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		275,000	265,857
Hess Midstream Operations LP 5.625% 2/15/2026 (b)		795,000	792,395
HF Sinclair Corp 5% 2/1/2028		400,000	395,124
HF Sinclair Corp 6.375% 4/15/2027		280,000	284,124
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		590,000	571,359
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		740,000	777,189
Kinetik Holdings LP 5.875% 6/15/2030 (b)		425,000	418,329
Mesquite Energy Inc 7.25% (b)(g)(h)		1,063,000	0
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		280,000	273,793
Murphy Oil USA Inc 4.75% 9/15/2029		370,000	351,088
Murphy Oil USA Inc 5.625% 5/1/2027		305,000	302,550
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		150,000	148,838
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		290,000	294,444
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		590,000	609,000
Occidental Petroleum Corp 7.2% 3/15/2029		240,000	256,212
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,445,000	1,385,747
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		870,000	853,727
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		405,000	397,385
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		720,000	740,215
SM Energy Co 6.625% 1/15/2027		1,125,000	1,123,607
SM Energy Co 6.75% 9/15/2026		250,000	249,760
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		555,000	514,739
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		605,000	568,293
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		290,000	296,696
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		30,000	28,852
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		300,000	297,240
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		540,000	509,670
Talos Production Inc 9% 2/1/2029 (b)		250,000	256,490
Talos Production Inc 9.375% 2/1/2031 (b)		285,000	290,525
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		625,000	603,463
Unit Corp 0% 12/1/2029 (Escrow) (g)		120,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		355,000	326,145
Venture Global Calcasieu 4.125% 8/15/2031 (b)		355,000	317,912
Venture Global Calcasieu 6.25% 1/15/2030 (b)		1,195,000	1,206,152
			43,847,483
TOTAL ENERGY			49,156,118

Financials - 2.5%
Capital Markets - 0.3%
AssuredPartners Inc 5.625% 1/15/2029 (b)		475,000	479,981
AssuredPartners Inc 7.5% 2/15/2032 (b)		280,000	301,360
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		725,000	701,424
Coinbase Global Inc 3.375% 10/1/2028 (b)		1,445,000	1,300,356
Coinbase Global Inc 3.625% 10/1/2031 (b)		865,000	730,973
Hightower Holding LLC 6.75% 4/15/2029 (b)		285,000	283,760
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		395,000	369,894
MSCI Inc 3.25% 8/15/2033 (b)		420,000	354,840
MSCI Inc 4% 11/15/2029 (b)		340,000	320,562
			4,843,150
Consumer Finance - 0.8%
Ally Financial Inc 8% 11/1/2031		5,045,000	5,577,896
Ally Financial Inc 8% 11/1/2031		823,000	908,874
OneMain Finance Corp 4% 9/15/2030		330,000	293,292
OneMain Finance Corp 5.375% 11/15/2029		500,000	480,718
OneMain Finance Corp 6.625% 1/15/2028		385,000	389,766
OneMain Finance Corp 7.125% 3/15/2026		3,310,000	3,369,454
OneMain Finance Corp 7.875% 3/15/2030		285,000	297,300
			11,317,300
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		570,000	501,874
Compass Group Diversified Holdings LLC 5% 1/15/2032 (b)		275,000	251,594
CRH SMW Finance DAC 4.25% 7/11/2035 (p)	EUR	1,791,000	1,974,237
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		360,000	360,850
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		630,000	526,227
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,730,000	1,637,922
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		783,000	776,333
James Hardie International Finance DAC 5% 1/15/2028 (b)		455,000	442,686
MGIC Investment Corp 5.25% 8/15/2028		465,000	454,929
NCR Atleos Corp 9.5% 4/1/2029 (b)		435,000	471,238
			7,397,890
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		425,000	407,619
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		275,000	283,171
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		1,335,000	1,382,394
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		665,000	634,754
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		415,000	398,683
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		1,985,000	1,968,584
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		1,760,000	1,764,138
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		490,000	491,914
AmWINS Group Inc 4.875% 6/30/2029 (b)		415,000	389,683
HUB International Ltd 5.625% 12/1/2029 (b)		1,705,000	1,653,768
HUB International Ltd 7.25% 6/15/2030 (b)		1,915,000	1,962,397
HUB International Ltd 7.375% 1/31/2032 (b)		710,000	721,113
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		970,000	979,695
USI Inc/NY 7.5% 1/15/2032 (b)		380,000	392,999
			13,430,912
TOTAL FINANCIALS			36,989,252

Health Care - 1.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		275,000	251,406
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		580,000	600,300
Hologic Inc 4.625% 2/1/2028 (b)		215,000	208,462
			1,060,168
Health Care Providers & Services - 0.9%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		915,000	944,032
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		1,150,000	892,350
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		825,000	677,595
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		485,000	434,272
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		1,035,000	710,227
DaVita Inc 3.75% 2/15/2031 (b)		210,000	181,705
DaVita Inc 4.625% 6/1/2030 (b)		1,590,000	1,461,727
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		420,000	420,334
HealthEquity Inc 4.5% 10/1/2029 (b)		295,000	276,519
Molina Healthcare Inc 3.875% 11/15/2030 (b)		640,000	569,748
Molina Healthcare Inc 3.875% 5/15/2032 (b)		550,000	474,959
Molina Healthcare Inc 4.375% 6/15/2028 (b)		465,000	440,682
Tenet Healthcare Corp 5.125% 11/1/2027		975,000	954,888
Tenet Healthcare Corp 6.125% 6/15/2030		1,430,000	1,418,729
Tenet Healthcare Corp 6.25% 2/1/2027		1,850,000	1,848,495
Tenet Healthcare Corp 6.75% 5/15/2031		2,040,000	2,060,892
			13,767,154
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		640,000	627,981
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		525,000	481,466
Charles River Laboratories International Inc 4% 3/15/2031 (b)		605,000	538,194
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		185,000	175,518
			1,195,178
Pharmaceuticals - 0.3%
Bausch Health Cos Inc 11% 9/30/2028 (b)		240,000	228,000
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		810,000	648,000
Bausch Health Cos Inc 5.75% 8/15/2027 (b)		870,000	756,900
Bausch Health Cos Inc 6.125% 2/1/2027 (b)		1,495,000	1,356,713
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		1,015,000	953,577
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		885,000	795,446
			4,738,636
TOTAL HEALTH CARE			21,389,117

Industrials - 3.6%
Aerospace & Defense - 1.2%
BWX Technologies Inc 4.125% 6/30/2028 (b)		630,000	589,851
Moog Inc 4.25% 12/15/2027 (b)		185,000	176,575
TransDigm Inc 4.625% 1/15/2029		930,000	870,589
TransDigm Inc 5.5% 11/15/2027		7,825,000	7,689,113
TransDigm Inc 6.375% 3/1/2029 (b)		780,000	781,733
TransDigm Inc 6.625% 3/1/2032 (b)		280,000	282,527
TransDigm Inc 6.75% 8/15/2028 (b)		3,560,000	3,591,150
TransDigm Inc 6.875% 12/15/2030 (b)		2,350,000	2,384,956
TransDigm Inc 7.125% 12/1/2031 (b)		575,000	588,779
Triumph Group Inc 9% 3/15/2028 (b)		360,000	374,844
			17,330,117
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		745,000	749,085
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		125,000	122,667
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		280,000	280,025
Carrier Global Corp 4.5% 11/29/2032	EUR	1,087,000	1,206,555
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		420,000	421,968
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		185,000	174,746
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		475,000	447,429
			2,653,390
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		348,000	327,734
Artera Services LLC 8.5% 2/15/2031 (b)		1,175,000	1,132,549
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		2,225,000	2,264,610
Brink's Co/The 4.625% 10/15/2027 (b)		620,000	601,552
Clean Harbors Inc 6.375% 2/1/2031 (b)		250,000	251,694
CoreCivic Inc 8.25% 4/15/2029		1,575,000	1,665,724
GEO Group Inc/The 10.25% 4/15/2031		695,000	757,730
GEO Group Inc/The 8.625% 4/15/2029		970,000	1,024,494
GFL Environmental Inc 4% 8/1/2028 (b)		420,000	397,695
GFL Environmental Inc 4.75% 6/15/2029 (b)		575,000	552,200
GFL Environmental Inc 6.75% 1/15/2031 (b)		425,000	436,414
Madison IAQ LLC 4.125% 6/30/2028 (b)		535,000	506,457
Madison IAQ LLC 5.875% 6/30/2029 (b)		425,000	401,300
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		2,380,000	2,213,694
OPENLANE Inc 5.125% 6/1/2025 (b)		525,000	522,446
Reworld Holding Corp 4.875% 12/1/2029 (b)		995,000	920,195
Reworld Holding Corp 5% 9/1/2030		800,000	737,758
Williams Scotsman Inc 7.375% 10/1/2031 (b)		290,000	298,400
			15,012,646
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/2027		625,000	619,001
Arcosa Inc 4.375% 4/15/2029 (b)		415,000	386,688
Pike Corp 5.5% 9/1/2028 (b)		1,850,000	1,778,704
Pike Corp 8.625% 1/31/2031 (b)		715,000	754,293
			3,538,686
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		590,000	541,412
Ground Transportation - 0.3%
Uber Technologies Inc 4.5% 8/15/2029 (b)		1,260,000	1,218,531
Uber Technologies Inc 6.25% 1/15/2028 (b)		545,000	549,688
Uber Technologies Inc 7.5% 9/15/2027 (b)		1,606,000	1,634,601
XPO Inc 6.25% 6/1/2028 (b)		300,000	301,832
XPO Inc 7.125% 2/1/2032 (b)		430,000	440,025
			4,144,677
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		420,000	417,239
Chart Industries Inc 7.5% 1/1/2030 (b)		790,000	821,345
			1,238,584
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)		445,000	447,249
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (b)		990,000	1,014,778
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (b)		945,000	992,187
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		1,485,000	1,472,656
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		150,000	116,250
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		462,000	358,050
United Airlines Inc 4.375% 4/15/2026 (b)		1,450,000	1,425,725
United Airlines Inc 4.625% 4/15/2029 (b)		870,000	827,184
			6,654,079
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		455,000	411,773
Trading Companies & Distributors - 0.1%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		430,000	452,582
Foundation Building Materials Inc 6% 3/1/2029 (b)		310,000	271,671
H&E Equipment Services Inc 3.875% 12/15/2028 (b)		995,000	909,368
			1,633,621
TOTAL INDUSTRIALS			53,908,070

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		435,000	415,117
CPI CG Inc 10% 7/15/2029 (b)		275,000	293,815
Lightning Power LLC 7.25% 8/15/2032 (b)		545,000	560,332
TTM Technologies Inc 4% 3/1/2029 (b)		455,000	422,217
			1,691,481
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		430,000	388,843
ASGN Inc 4.625% 5/15/2028 (b)		510,000	484,398
Camelot Finance SA 4.5% 11/1/2026 (b)		570,000	553,898
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		610,000	557,275
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		500,000	491,137
Unisys Corp 6.875% 11/1/2027 (b)		365,000	354,151
			2,829,702
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		690,000	647,097
Synaptics Inc 4% 6/15/2029 (b)		350,000	318,981
Wolfspeed Inc 7.9583% 6/23/2030 pay-in-kind (b)(c)(g)(i)		1,095,000	1,053,938
			2,020,016
Software - 0.7%
Clarivate Science Holdings Corp 3.875% 7/1/2028 (b)		500,000	465,776
Clarivate Science Holdings Corp 4.875% 7/1/2029 (b)		475,000	442,800
Cloud Software Group Inc 6.5% 3/31/2029 (b)		4,985,000	4,892,992
Elastic NV 4.125% 7/15/2029 (b)		1,165,000	1,080,033
Fair Isaac Corp 4% 6/15/2028 (b)		580,000	547,306
Gen Digital Inc 5% 4/15/2025 (b)		530,000	528,790
NCR Voyix Corp 5% 10/1/2028 (b)		335,000	322,216
PTC Inc 3.625% 2/15/2025 (b)		350,000	349,057
PTC Inc 4% 2/15/2028 (b)		345,000	326,700
UKG Inc 6.875% 2/1/2031 (b)		425,000	431,176
			9,386,846
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029		985,000	1,049,510
Seagate HDD Cayman 8.5% 7/15/2031		640,000	684,390
			1,733,900
TOTAL INFORMATION TECHNOLOGY			17,661,945

Materials - 1.5%
Chemicals - 0.4%
Ingevity Corp 3.875% 11/1/2028 (b)		665,000	607,979
LSB Industries Inc 6.25% 10/15/2028 (b)		960,000	930,737
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		720,000	672,825
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		355,000	359,959
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		1,485,000	1,575,609
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		375,000	352,773
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		640,000	626,821
Scotts Miracle-Gro Co/The 4% 4/1/2031		595,000	518,794
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		300,000	306,365
			5,951,862
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		1,150,000	1,205,723
Summit Materials LLC / Summit Materials Finance Corp 5.25% 1/15/2029 (b)		645,000	649,522
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (b)		435,000	461,572
			2,316,817
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		300,000	268,402
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		605,000	519,691
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		280,000	277,811
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		915,000	921,065
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		2,175,000	2,198,641
Crown Cork & Seal Co Inc 7.375% 12/15/2026		1,210,000	1,241,398
Crown Cork & Seal Co Inc 7.5% 12/15/2096		160,000	164,800
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		365,000	359,674
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		355,000	320,642
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		605,000	617,227
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		300,000	300,998
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		295,000	325,412
			7,515,761
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		775,000	722,950
Alcoa Nederland Holding BV 6.125% 5/15/2028 (b)		200,000	199,825
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		230,000	237,678
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		350,000	362,179
ATI Inc 4.875% 10/1/2029		280,000	266,709
ATI Inc 5.125% 10/1/2031		245,000	230,355
ATI Inc 7.25% 8/15/2030		295,000	303,350
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		465,000	431,767
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		465,000	415,082
Cleveland-Cliffs Inc 6.75% 4/15/2030 (b)		965,000	943,620
Compass Minerals International Inc 6.75% 12/1/2027 (b)		1,305,000	1,285,292
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		595,000	559,436
Murray Energy Corp 11.25% (b)(g)(h)		490,000	0
Murray Energy Corp 12% pay-in-kind (b)(c)(g)(h)		548,100	0
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		200,000	186,875
			6,145,118
TOTAL MATERIALS			21,929,558

Real Estate - 0.9%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		415,000	381,954
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		335,000	294,130
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		635,000	677,088
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		940,000	881,003
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		655,000	594,323
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		665,000	626,624
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		1,140,000	1,121,084
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		650,000	622,593
			5,198,799
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		665,000	419,021
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		970,000	695,053
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,850,000	2,402,782
			3,516,856
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		260,000	274,729
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		635,000	607,648
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		495,000	496,785
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		300,000	286,247
			1,665,409
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)		1,300,000	1,235,496
Iron Mountain Inc 5% 7/15/2028 (b)		630,000	608,970
Iron Mountain Inc 5.25% 7/15/2030 (b)		585,000	558,416
Iron Mountain Inc 5.625% 7/15/2032 (b)		585,000	558,830
SBA Communications Corp 3.875% 2/15/2027		890,000	852,019
			3,813,731
TOTAL REAL ESTATE			14,194,795

Utilities - 0.9%
Electric Utilities - 0.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		280,000	239,005
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		365,000	349,062
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (b)		285,000	291,511
NRG Energy Inc 3.375% 2/15/2029 (b)		305,000	276,720
NRG Energy Inc 3.625% 2/15/2031 (b)		605,000	529,049
NRG Energy Inc 3.875% 2/15/2032 (b)		58,000	50,655
NRG Energy Inc 5.75% 1/15/2028		1,665,000	1,659,038
Pacific Gas and Electric Co 3.95% 12/1/2047		578,000	431,548
Pacific Gas and Electric Co 4% 12/1/2046		743,000	559,866
Pacific Gas and Electric Co 4.3% 3/15/2045		315,000	251,359
PG&E Corp 5% 7/1/2028		1,345,000	1,313,990
PG&E Corp 5.25% 7/1/2030		510,000	499,201
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		1,105,000	1,040,371
Vistra Operations Co LLC 5% 7/31/2027 (b)		1,220,000	1,197,057
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		820,000	817,413
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		1,495,000	1,489,012
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		580,000	608,458
			11,603,315
Gas Utilities - 0.1%
Southern Natural Gas Co LLC 7.35% 2/15/2031		175,000	192,117
Southern Natural Gas Co LLC 8% 3/1/2032		335,000	376,625
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		570,000	508,138
			1,076,880
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% 10/1/2028 (b)		860,000	614,900
Sunnova Energy Corp 5.875% 9/1/2026 (b)		145,000	120,506
			735,406
TOTAL UTILITIES			13,415,601

TOTAL UNITED STATES			306,285,504
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (b)		200,000	199,250
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (b)		235,000	232,504

TOTAL UZBEKISTAN			431,754
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (b)(h)		110,000	12,210
Petroleos de Venezuela SA 5.375% (h)(p)		480,000	51,619
Petroleos de Venezuela SA 6% (b)(h)		585,000	60,243
Petroleos de Venezuela SA 6% (b)(h)		930,000	97,186

TOTAL VENEZUELA			221,258
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)		499,405	478,859
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		1,120,000	1,147,653
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		665,000	703,656

TOTAL ZAMBIA			1,851,309
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $489,420,229)			474,455,936

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. (g)(k) (Cost $286,754)	8,042,141	80

Preferred Securities - 2.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (p)(q)		710,000	715,288
Financials - 0.1%
Banks - 0.1%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(q)		815,000	833,848
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (b)(h)(q)		2,178	37
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA 0% (c)(q)	BRL	1,115,000	64,072
TOTAL BRAZIL			1,613,245
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA 7.5% (b)(c)(q)		295,000	296,327
Banco de Credito e Inversiones SA 8.75% (b)(c)(q)		290,000	313,390
Banco del Estado de Chile 7.95% (b)(c)(q)		260,000	270,966

TOTAL CHILE			880,683
HONG KONG - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd 4% (c)(p)(q)		800,000	780,493
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Network i2i Ltd 3.975% (b)(c)(q)		315,000	306,941
Network i2i Ltd 5.65% (b)(c)(q)		570,000	576,011

TOTAL INDIA			882,952
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (c)(p)(q)	EUR	564,000	670,492
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(c)(q)		230,000	221,183
MEXICO - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(c)(q)		610,000	610,522
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(c)(q)		200,000	200,503
BBVA Bancomer SA/Texas 5.125% 1/18/2033 (b)(c)		340,000	323,367
BBVA Bancomer SA/Texas 8.45% 6/29/2038 (b)(c)		310,000	321,267
			1,455,659
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (b)(c)(q)		965,000	961,275
Cemex SAB de CV 9.125% (b)(c)(q)		475,000	490,948
			1,452,223
TOTAL MEXICO			2,907,882
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(g)(h)(q)		275,000	13,749
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (c)(p)(q)		600,000	615,000
UNITED STATES - 1.6%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(q)		505,000	509,470
Energy Transfer LP 6.625% (c)(q)		1,730,000	1,744,720
Energy Transfer LP Series G, 7.125% (c)(q)		2,460,000	2,491,615
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)(h)(q)		148,000	227,881
			4,973,686
Financials - 1.3%
Banks - 1.2%
Bank of America Corp 5.875% (c)(q)		5,125,000	5,226,466
Citigroup Inc 4.7% (c)(q)		3,805,000	3,856,379
JPMorgan Chase & Co 4% (c)(q)		4,005,000	4,006,970
JPMorgan Chase & Co 4.6% (c)(q)		2,025,000	2,054,698
Wells Fargo & Co 5.875% (c)(q)		2,600,000	2,602,007
			17,746,520
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(q)		2,166,000	2,123,239
TOTAL UNITED STATES			24,843,445
TOTAL PREFERRED SECURITIES (Cost $33,007,457)			33,429,124

U.S. Government Agency - Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	444,910	370,506
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	75,227	72,964
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051 (r)	999,901	777,377
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	124,988	97,172
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	18,166	15,637
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	43,614	37,678
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	382,448	346,133
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	138,500	123,661
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (s)	450,635	400,059
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	347,733	308,068
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (s)	175,612	170,959
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	315,024	319,981
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (s)	477,395	485,056
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (s)	139,214	142,364
Freddie Mac Gold Pool 2.5% 11/1/2041	1,338,921	1,156,290
Freddie Mac Gold Pool 2.5% 2/1/2042	250,094	216,762
Freddie Mac Gold Pool 2.5% 5/1/2041	541,698	471,071
Freddie Mac Gold Pool 3% 9/1/2034	284,227	267,889
Freddie Mac Gold Pool 3.5% 3/1/2050 (r)(s)	390,676	345,999
Freddie Mac Gold Pool 5.5% 9/1/2052	314,080	312,608
Freddie Mac Gold Pool 6.5% 10/1/2053 (r)	360,701	373,343
Freddie Mac Gold Pool 6.5% 10/1/2053 (s)	370,972	383,278
Ginnie Mae I Pool 2.5% 12/20/2051	497,988	411,278
Ginnie Mae I Pool 2.5% 8/20/2051	419,630	346,563
Ginnie Mae I Pool 2.5% 9/20/2051	369,256	304,961
Ginnie Mae II Pool 2% 1/1/2055 (t)	4,700,000	3,753,688
Ginnie Mae II Pool 2% 2/1/2055 (t)	1,000,000	798,930
Ginnie Mae II Pool 2% 3/20/2052	49,999	39,949
Ginnie Mae II Pool 2% 4/20/2052	49,997	39,947
Ginnie Mae II Pool 2% 5/20/2052	99,991	79,876
Uniform Mortgage Backed Securities 2% 1/1/2055 (t)	8,150,000	6,331,530
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (t)	5,000,000	4,066,406
Uniform Mortgage Backed Securities 3% 1/1/2055 (t)	3,650,000	3,096,226
Uniform Mortgage Backed Securities 3.5% 1/1/2055 (t)	675,000	596,426
Uniform Mortgage Backed Securities 5% 1/1/2055 (t)	4,800,000	4,629,187
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (t)	3,600,000	3,675,656
TOTAL UNITED STATES		35,365,478
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,790,924)		35,365,478

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	126,000	128,470
Tennessee Valley Authority 5.375% 4/1/2056	302,000	304,465

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $440,546)		432,935

U.S. Treasury Obligations - 24.6%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/30/2025 (s)	4.45 to 4.51	1,060,000	1,056,512
US Treasury Bills 0% 2/6/2025 (s)	4.47	1,110,000	1,105,443
US Treasury Bonds 2% 8/15/2051	1.93 to 2.09	13,066,000	7,466,040
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	12,700,000	7,699,251
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	17,524,000	12,158,558
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	2,520,000	1,762,316
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	13,991,000	10,179,035
US Treasury Bonds 3% 5/15/2045	1.80	1,800,000	1,360,026
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	1,428,000	1,161,521
US Treasury Bonds 3.625% 2/15/2053	3.70 to 4.32	17,313,000	14,066,650
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.66	5,050,000	4,570,097
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	10,015,000	9,423,338
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.77	5,510,000	5,253,388
US Treasury Bonds 4.5% 2/15/2044	4.58	1,010,000	964,014
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.31	1,460,000	1,418,533
US Treasury Bonds 4.75% 2/15/2037	2.56 to 5.00	8,126,000	8,241,303
US Treasury Notes 0.375% 1/31/2026	0.47	2,100,000	2,014,973
US Treasury Notes 0.375% 12/31/2025	0.40 to 0.44	8,019,000	7,721,698
US Treasury Notes 0.625% 7/31/2026	0.77	2,400,000	2,268,112
US Treasury Notes 0.75% 3/31/2026	0.83 to 0.92	4,704,000	4,505,675
US Treasury Notes 0.75% 8/31/2026	4.64	15,467,000	14,606,249
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	4,418,000	3,933,076
US Treasury Notes 1.125% 10/31/2026	1.23	1,700,000	1,607,076
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	40,242,000	35,892,608
US Treasury Notes 1.25% 12/31/2026	1.26	698,000	658,329
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.45	2,930,000	2,618,589
US Treasury Notes 1.375% 10/31/2028	1.45 to 1.52	3,514,000	3,147,384
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	4,595,000	4,345,527
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	860,000	772,393
US Treasury Notes 1.625% 9/30/2026	1.63 to 1.68	4,153,000	3,971,551
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	2,583,000	2,332,486
US Treasury Notes 1.875% 2/28/2027	1.71 to 2.55	27,200,000	25,875,284
US Treasury Notes 2.5% 2/28/2026	2.28 to 2.62	7,215,000	7,073,400
US Treasury Notes 2.5% 3/31/2027	2.72	900,000	866,613
US Treasury Notes 2.625% 7/31/2029	2.83	1,210,000	1,122,565
US Treasury Notes 2.75% 5/31/2029	3.03	155,000	144,920
US Treasury Notes 2.75% 7/31/2027	2.71	1,240,000	1,194,211
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	6,935,000	6,150,160
US Treasury Notes 2.875% 4/30/2029	2.97 to 3.14	3,300,000	3,106,153
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.95	4,068,000	3,653,480
US Treasury Notes 3.125% 11/15/2028	2.69	1,180,000	1,129,125
US Treasury Notes 3.375% 5/15/2033	3.83	250,000	229,744
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	4,190,000	4,093,952
US Treasury Notes 3.5% 2/15/2033	3.91	3,800,000	3,535,114
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	3,020,000	2,905,825
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.55	7,767,000	7,485,449
US Treasury Notes 3.625% 5/15/2026	4.05 to 4.16	1,050,000	1,041,447
US Treasury Notes 3.75% 5/31/2030	3.84	189,000	182,931
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	3,170,000	3,037,108
US Treasury Notes 3.875% 1/15/2026	3.92	50,000	49,832
US Treasury Notes 3.875% 11/30/2027	3.74	850,000	840,407
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	6,700,000	6,624,845
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.57	1,810,000	1,722,612
US Treasury Notes 3.875% 8/15/2034	3.63 to 3.80	7,210,000	6,822,687
US Treasury Notes 4% 1/15/2027	4.14 to 4.15	4,470,000	4,448,024
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	680,000	663,441
US Treasury Notes 4% 10/31/2029	4.15	1,300,000	1,278,122
US Treasury Notes 4% 7/31/2029	3.83	260,000	255,985
US Treasury Notes 4% 7/31/2030	4.08	2,500,000	2,447,551
US Treasury Notes 4.125% 10/31/2026	4.29	3,000,000	2,993,171
US Treasury Notes 4.125% 10/31/2027	4.24	900,000	896,449
US Treasury Notes 4.125% 10/31/2031	4.39	4,390,000	4,296,981
US Treasury Notes 4.125% 11/15/2027	4.09 to 4.20	2,110,000	2,100,689
US Treasury Notes 4.125% 11/15/2032	3.46 to 3.48	4,064,000	3,963,696
US Treasury Notes 4.125% 11/30/2031	4.13	2,280,000	2,231,322
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	12,610,000	12,575,635
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,858,000	3,787,082
US Treasury Notes 4.125% 7/31/2028	4.19	850,000	844,134
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,320,000	3,268,889
US Treasury Notes 4.25% 11/30/2026	4.17	9,580,000	9,578,095
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	3,660,000	3,618,473
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	4,070,000	4,068,939
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	4,440,000	4,417,308
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	3,080,000	3,041,270
US Treasury Notes 4.375% 11/30/2028	4.15	3,230,000	3,231,307
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	2,591,000	2,581,567
US Treasury Notes 4.375% 5/15/2034	3.84	810,000	797,549
US Treasury Notes 4.375% 7/31/2026	4.10	4,300,000	4,307,095
US Treasury Notes 4.5% 3/31/2026	5.00	3,241,000	3,249,824
US Treasury Notes 4.625% 11/15/2026	4.59 to 4.68	9,400,000	9,461,257
US Treasury Notes 4.625% 3/15/2026	4.06 to 4.07	2,250,000	2,259,725
US Treasury Notes 4.625% 9/30/2030	5.00	399,000	402,708
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	4,520,000	4,619,737
US Treasury Notes 5% 10/31/2025	5.07	1,990,000	2,001,485
TOTAL U.S. TREASURY OBLIGATIONS (Cost $406,968,943)			370,857,125

Money Market Funds - 6.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.36	97,523,232	97,542,736
Fidelity Securities Lending Cash Central Fund (v)(w)	4.35	960,879	960,975
TOTAL MONEY MARKET FUNDS (Cost $98,498,766)			98,503,711

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	7,300,000	309,963
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	3,490,000	177,605

TOTAL PUT SWAPTIONS			487,568
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	7,300,000	260,107
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	3,490,000	64,595

TOTAL CALL SWAPTIONS			324,702
TOTAL PURCHASED SWAPTIONS (Cost $810,777)			812,270

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,548,367,693)	1,518,431,000
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(9,637,113)
NET ASSETS - 100.0%	1,508,793,887

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 1/1/2055	(1,875,000)	(1,497,482)
Ginnie Mae II Pool 2.5% 1/1/2055	(1,400,000)	(1,167,460)
Uniform Mortgage Backed Securities 2% 1/1/2055	(4,650,000)	(3,612,468)
Uniform Mortgage Backed Securities 2.5% 1/1/2055	(8,850,000)	(7,197,538)
Uniform Mortgage Backed Securities 3% 1/1/2055	(4,625,000)	(3,923,300)
Uniform Mortgage Backed Securities 4% 1/1/2055	(3,700,000)	(3,378,562)
Uniform Mortgage Backed Securities 4.5% 1/1/2055	(6,100,000)	(5,733,046)
Uniform Mortgage Backed Securities 5% 1/1/2055	(4,800,000)	(4,629,187)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(31,139,043)

TOTAL TBA SALE COMMITMENTS (Proceeds $31,699,150)		(31,139,043)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,542	Mar 2025	167,692,500	(1,471,848)	(1,471,848)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	83	Mar 2025	17,065,578	7,638	7,638
CBOT 5-Year U.S. Treasury Note Contracts (United States)	66	Mar 2025	7,016,109	(32,066)	(32,066)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	101	Mar 2025	11,498,219	(327,643)	(327,643)
Eurex Euro-Bund Contracts (Germany)	12	Mar 2025	1,658,686	(41,827)	(41,827)

TOTAL FUTURES CONTRACTS					(1,865,746)
The notional amount of futures purchased as a percentage of Net Assets is 13.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	4,793,000	USD	5,998,116	BNP Paribas SA	1/14/25	1,662
USD	9,961,841	GBP	7,809,000	Barclays Bank PLC	1/14/25	186,696
EUR	1,051,000	USD	1,114,410	Canadian Imperial Bank of Commerce	1/14/25	(25,241)
USD	3,414,573	EUR	3,279,000	BNP Paribas SA	1/14/25	16,490
USD	97,855,528	EUR	92,371,000	Bank of America NA	1/14/25	2,129,929
USD	6,383,586	JPY	956,814,000	Bank of America NA	1/14/25	294,377
GBP	3,017,000	USD	3,789,464	BNP Paribas SA	1/14/25	(12,846)
EUR	357,000	USD	375,809	JPMorgan Chase Bank NA	1/14/25	(5,844)
USD	366,907	EUR	350,000	Royal Bank of Canada	1/14/25	4,196
USD	405,448	EUR	383,000	Bank of America NA	1/14/25	8,538
CAD	1,000	USD	713	Canadian Imperial Bank of Commerce	1/14/25	(17)
EUR	677,000	USD	706,774	Bank of America NA	1/14/25	(5,188)
AUD	5,932,000	USD	3,783,043	Canadian Imperial Bank of Commerce	1/14/25	(111,399)
USD	7,850,374	EUR	7,461,000	HSBC Bank PLC	1/14/25	118,416
USD	463,447	EUR	441,000	HSBC Bank PLC	1/14/25	6,431
USD	7,860,524	EUR	7,574,000	Citibank NA	1/14/25	11,463
EUR	567,000	USD	589,203	HSBC Bank PLC	1/14/25	(1,611)
USD	3,797,262	AUD	5,907,000	Bank of America NA	1/14/25	141,092
USD	6,156,359	EUR	5,849,000	Brown Brothers Harriman & Co	1/14/25	94,943

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,852,087
Unrealized Appreciation						3,014,233
Unrealized Depreciation						(162,146)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	48,000	180	0	180
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	38,807,000	263,502	0	263,502
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	33,000	460	0	460
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	4,590,000	91,929	0	91,929
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	2,867,000	(54,331)	0	(54,331)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	1,144,000	46,871	0	46,871
TOTAL INTEREST RATE SWAPS							348,611	0	348,611

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
NGN	-	Nigerian Naira
TRY	-	New Turkish Lira
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $418,794,482 or 27.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $839,109 and $812,647, respectively.

(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $677,270 or 0.0% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $123,571,445 or 8.2% of net assets.

(q)	Security is perpetual in nature with no stated maturity date.
(r)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,093,557.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,746,383.
(t)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	620,441

New Cotai LLC / New Cotai Capital Corp	9/11/20	1,223,948

Tricer Holdco S.C.A.	10/16/09 - 12/30/17	286,754

Tricer Holdco S.C.A. Class A1	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A2	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A3	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A4	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A5	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A6	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A7	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A8	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A9	10/16/09 - 10/29/09	45,707

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,433,517	384,677,288	332,568,232	3,544,646	2,323	(2,160)	97,542,736	97,523,232	0.2%
Fidelity Floating Rate Central Fund	74,970,126	10,599,300	9,114,273	7,250,446	(238,808)	(10,606)	76,205,739	775,710	4.8%
Fidelity Securities Lending Cash Central Fund	-	53,456,813	52,495,838	1,710	-	-	960,975	960,879	0.0%
Total	120,403,643	448,733,401	394,178,343	10,796,802	(236,485)	(12,766)	174,709,450	99,259,821

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,559,749	-	1,559,749	-

Bank Loan Obligations
Communication Services	1,403,405	-	1,392,407	10,998
Consumer Discretionary	11,760,530	-	11,760,530	-
Consumer Staples	166,772	-	166,772	-
Energy	2,117,047	-	2,117,047	-
Financials	5,648,953	-	5,648,953	-
Health Care	5,528,310	-	5,528,310	-
Industrials	6,294,797	-	6,110,466	184,331
Information Technology	16,120,187	-	16,120,187	-
Materials	6,576,182	-	6,576,182	-
Utilities	24,038	-	24,038	-

Collateralized Mortgage Obligations	8,360,937	-	8,360,937	-

Commercial Mortgage Securities	60,934,156	-	60,934,156	-

Common Stocks
Communication Services	8,755,983	8,755,983	-	-
Consumer Discretionary	12,710,595	10,311,674	2,387,108	11,813
Consumer Staples	1,570,264	1,560,256	-	10,008
Energy	5,573,040	3,842,530	-	1,730,510
Financials	17,099,601	17,099,443	-	158
Health Care	887,679	885,791	-	1,888
Industrials	17,937,884	17,937,884	-	-
Information Technology	28,114,615	27,879,293	-	235,322
Materials	3,277,054	3,277,054	-	-
Utilities	8,181,862	8,181,659	-	203

Convertible Corporate Bonds
Communication Services	1,864,265	-	1,864,265	-
Consumer Discretionary	1,716,066	-	1,716,066	-
Financials	415,376	-	415,376	-
Information Technology	2,260,552	-	2,260,552	-

Fixed-Income Funds	76,205,739	76,205,739	-	-

Foreign Government and Government Agency Obligations	191,508,703	-	191,508,703	-

Non-Convertible Corporate Bonds
Communication Services	43,316,966	-	43,316,966	-
Consumer Discretionary	47,467,756	-	47,137,856	329,900
Consumer Staples	22,944,946	-	22,944,946	-
Energy	93,317,017	-	93,317,017	-
Financials	54,217,541	-	54,217,541	-
Health Care	26,132,508	-	26,132,508	-
Industrials	69,744,453	-	69,744,453	-
Information Technology	21,513,094	-	20,459,156	1,053,938
Materials	48,857,878	-	48,734,084	123,794
Real Estate	17,346,927	-	17,346,927	-
Utilities	29,596,850	-	29,596,850	-

Non-Convertible Preferred Stocks
Industrials	80	-	-	80

Preferred Securities
Communication Services	780,493	-	780,493	-
Consumer Staples	715,288	-	715,288	-
Energy	4,973,686	-	4,973,686	-
Financials	23,274,918	-	21,137,930	2,136,988
Industrials	615,000	-	615,000	-
Information Technology	882,952	-	882,952	-
Materials	1,516,295	-	1,516,295	-
Utilities	670,492	-	670,492	-

U.S. Government Agency - Mortgage Securities	35,365,478	-	35,365,478	-

U.S. Government Agency Obligations
Utilities	432,935	-	432,935	-

U.S. Treasury Obligations	370,857,125	-	370,857,125	-

Money Market Funds	98,503,711	98,503,711	-	-

Purchased Swaptions	812,270	-	812,270	-
Total Investments in Securities:	1,518,431,000	274,441,017	1,238,160,052	5,829,931
Derivative Instruments: Assets
Futures Contracts	7,638	7,638	-	-
Forward Foreign Currency Contracts	3,014,233	-	3,014,233	-
Swaps	402,942	-	402,942	-
Total Assets	3,424,813	7,638	3,417,175	-
Liabilities
Futures Contracts	(1,873,384)	(1,873,384)	-	-
Forward Foreign Currency Contracts	(162,146)	-	(162,146)	-
Swaps	(54,331)	-	(54,331)	-
Total Liabilities	(2,089,861)	(1,873,384)	(216,477)	-
Total Derivative Instruments:	1,334,952	(1,865,746)	3,200,698	-
Other Financial Instruments:
TBA Sale Commitments	(31,139,043)	-	(31,139,043)	-
Total Other Financial Instruments:	(31,139,043)	-	(31,139,043)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	3,014,233	(162,146)
Total Foreign Exchange Risk	3,014,233	(162,146)
Interest Rate Risk
Futures Contracts (d)	7,638	(1,873,384)
Purchased Swaptions (b)	812,270	0
Swaps (c)	402,942	(54,331)
Total Interest Rate Risk	1,222,850	(1,927,715)
Total Value of Derivatives	4,237,083	(2,089,861)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $933,863) - See accompanying schedule:
Unaffiliated issuers (cost $1,373,181,994)	$1,343,721,550
Fidelity Central Funds (cost $175,185,699)	174,709,450

Total Investment in Securities (cost $1,548,367,693)		$1,518,431,000
Segregated cash with brokers for derivative instruments		250,545
Cash		167,110
Foreign currency held at value (cost $21,036)		20,317
Receivable for investments sold
Regular delivery		115,798
Delayed delivery		3,273,834
Receivable for TBA sale commitments		31,699,150
Unrealized appreciation on forward foreign currency contracts		3,014,233
Receivable for fund shares sold		731,841
Dividends receivable		63,585
Interest receivable		15,089,970
Distributions receivable from Fidelity Central Funds		357,236
Receivable for daily variation margin on centrally cleared swaps		14,741
Prepaid expenses		1,250
Total assets		1,573,230,610
Liabilities
Payable for investments purchased
Regular delivery	$2,695,381
Delayed delivery	27,151,200
TBA sale commitments, at value	31,139,043
Unrealized depreciation on forward foreign currency contracts	162,146
Payable for fund shares redeemed	891,596
Accrued management fee	812,782
Distribution and service plan fees payable	133,788
Payable for daily variation margin on futures contracts	370,047
Other payables and accrued expenses	119,765
Collateral on securities loaned	960,975
Total liabilities		64,436,723
Net Assets		$1,508,793,887
Net Assets consist of:
Paid in capital		$1,584,997,089
Total accumulated earnings (loss)		(76,203,202)
Net Assets		$1,508,793,887

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($83,380,999 ÷ 7,780,079 shares)		$10.72
Service Class :
Net Asset Value, offering price and redemption price per share ($896,103 ÷ 83,814 shares)		$10.69
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($639,058,040 ÷ 60,471,998 shares)		$10.57
Investor Class :
Net Asset Value, offering price and redemption price per share ($785,458,745 ÷ 73,613,481 shares)		$10.67
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$4,208,383
Interest		61,773,313
Income from Fidelity Central Funds (including $1,710 from security lending)		10,796,802
Total income		76,778,498
Expenses
Management fee	$9,165,941
Transfer agent fees	201,758
Distribution and service plan fees	1,496,622
Accounting fees	79,461
Custodian fees and expenses	42,272
Independent trustees' fees and expenses	3,757
Registration fees	63
Audit fees	119,662
Legal	29,954
Miscellaneous	43,734
Total expenses before reductions	11,183,224
Expense reductions	(79,526)
Total expenses after reductions		11,103,698
Net Investment income (loss)		65,674,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,793,937)
Fidelity Central Funds	(236,485)
Forward foreign currency contracts	5,015,109
Foreign currency transactions	(115,905)
Futures contracts	(1,265,921)
Swaps	693,483
Total net realized gain (loss)		2,296,344
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,854,724
Fidelity Central Funds	(12,766)
Forward foreign currency contracts	4,179,116
Assets and liabilities in foreign currencies	(101,902)
Futures contracts	(5,798,094)
Swaps	1,011,032
TBA Sale commitments	959,875
Total change in net unrealized appreciation (depreciation)		15,091,985
Net gain (loss)		17,388,329
Net increase (decrease) in net assets resulting from operations		$83,063,129
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,674,800	$61,894,301
Net realized gain (loss)	2,296,344	(41,475,449)
Change in net unrealized appreciation (depreciation)	15,091,985	102,411,161
Net increase (decrease) in net assets resulting from operations	83,063,129	122,830,013
Distributions to shareholders	(53,920,932)	(60,369,827)

Share transactions - net increase (decrease)	62,177,599	(22,362,620)
Total increase (decrease) in net assets	91,319,796	40,097,566

Net Assets
Beginning of period	1,417,474,091	1,377,376,525
End of period	$1,508,793,887	$1,417,474,091

Financial Highlights
VIP Strategic Income Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$10.02	$11.74	$11.81	$11.45
Income from Investment Operations
Net investment income (loss) A,B	.498	.475	.377	.327	.380
Net realized and unrealized gain (loss)	.146	.460	(1.690)	.113	.477
Total from investment operations	.644	.935	(1.313)	.440	.857
Distributions from net investment income	(.404)	(.475)	(.380)	(.320)	(.385)
Distributions from net realized gain	-	-	(.011)	(.190)	(.112)
Distributions from tax return of capital	-	-	(.016)	-	-
Total distributions	(.404)	(.475)	(.407)	(.510)	(.497)
Net asset value, end of period	$10.72	$10.48	$10.02	$11.74	$11.81
Total Return C,D	6.08%	9.41%	(11.26)%	3.74%	7.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.67%	.67%	.66%	.67%
Expenses net of fee waivers, if any	.64%	.67%	.66%	.66%	.67%
Expenses net of all reductions	.64%	.66%	.66%	.66%	.66%
Net investment income (loss)	4.61%	4.59%	3.52%	2.72%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$83,381	$76,209	$71,244	$84,605	$79,320
Portfolio turnover rate G	77%	78%	75%	103%	116%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$10.00	$11.73	$11.81	$11.42
Income from Investment Operations
Net investment income (loss) A,B	.486	.464	.356	.315	.371
Net realized and unrealized gain (loss)	.135	.470	(1.682)	.105	.489
Total from investment operations	.621	.934	(1.326)	.420	.860
Distributions from net investment income	(.401)	(.464)	(.377)	(.310)	(.358)
Distributions from net realized gain	-	-	(.011)	(.190)	(.112)
Distributions from tax return of capital	-	-	(.016)	-	-
Total distributions	(.401)	(.464)	(.404)	(.500)	(.470)
Net asset value, end of period	$10.69	$10.47	$10.00	$11.73	$11.81
Total Return C,D	5.86%	9.42%	(11.38)%	3.57%	7.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.77%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.75%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.75%	.76%	.76%	.76%	.77%
Net investment income (loss)	4.50%	4.49%	3.42%	2.62%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$896	$1,356	$1,446	$502	$426
Portfolio turnover rate G	77%	78%	75%	103%	116%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$9.90	$11.61	$11.69	$11.34
Income from Investment Operations
Net investment income (loss) A,B	.464	.443	.346	.293	.348
Net realized and unrealized gain (loss)	.141	.458	(1.675)	.108	.471
Total from investment operations	.605	.901	(1.329)	.401	.819
Distributions from net investment income	(.385)	(.451)	(.355)	(.292)	(.357)
Distributions from net realized gain	-	-	(.011)	(.189)	(.112)
Distributions from tax return of capital	-	-	(.015)	-	-
Total distributions	(.385)	(.451)	(.381)	(.481)	(.469)
Net asset value, end of period	$10.57	$10.35	$9.90	$11.61	$11.69
Total Return C,D	5.78%	9.18%	(11.52)%	3.44%	7.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.90%	.92%	.92%	.91%	.92%
Expenses net of fee waivers, if any	.89%	.92%	.91%	.91%	.92%
Expenses net of all reductions	.89%	.91%	.91%	.91%	.91%
Net investment income (loss)	4.36%	4.34%	3.27%	2.47%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$639,058	$562,099	$507,410	$619,208	$534,029
Portfolio turnover rate G	77%	78%	75%	103%	116%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$9.98	$11.70	$11.77	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.492	.470	.372	.322	.375
Net realized and unrealized gain (loss)	.138	.462	(1.689)	.114	.478
Total from investment operations	.630	.932	(1.317)	.436	.853
Distributions from net investment income	(.400)	(.472)	(.376)	(.316)	(.381)
Distributions from net realized gain	-	-	(.011)	(.190)	(.112)
Distributions from tax return of capital	-	-	(.016)	-	-
Total distributions	(.400)	(.472)	(.403)	(.506)	(.493)
Net asset value, end of period	$10.67	$10.44	$9.98	$11.70	$11.77
Total Return C,D	5.97%	9.42%	(11.33)%	3.72%	7.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.70%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.67%	.70%	.70%	.69%	.70%
Expenses net of all reductions	.67%	.70%	.70%	.69%	.70%
Net investment income (loss)	4.58%	4.56%	3.49%	2.69%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$785,459	$777,810	$797,276	$986,699	$944,625
Portfolio turnover rate G	77%	78%	75%	103%	116%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends and interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,231,368
Gross unrealized depreciation	(83,817,911)
Net unrealized appreciation (depreciation)	$(16,586,543)
Tax Cost	$1,540,191,897

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$11,803,043
Capital loss carryforward	$(71,015,707)
Net unrealized appreciation (depreciation) on securities and other investments	$(16,990,537)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(33,304,604)
Long-term	(37,711,103)
Total capital loss carryforward	$(71,015,707)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$53,920,932	$ 60,369,827
Total	$53,920,932	$ 60,369,827

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Strategic Income Portfolio
Foreign Exchange Risk
Forward Foreign Currency Contracts	5,015,109	4,179,116
Total Foreign Exchange Risk	5,015,109	4,179,116
Interest Rate Risk
Futures Contracts	(1,265,921)	(5,798,094)
Purchased Options	(7,329)	(11,573)
Swaps	693,483	1,011,032
Total Interest Rate Risk	(579,767)	(4,798,635)
Totals	4,435,342	(619,519)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
VIP Strategic Income Portfolio	125,652,885

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Strategic Income Portfolio	203,046,697

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	740,617,601	763,251,658

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,568
Service Class 2	1,495,054
$1,496,622
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	8,550.0680
Service Class	151.0680
Service Class 2	63,152.0680
Investor Class	129,905.1020
	201,758

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Strategic Income Portfolio	.0341

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Strategic Income Portfolio	263

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Strategic Income Portfolio	2,526,367	1,350,527	146,554
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser  or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
Amount ($)
VIP Strategic Income Portfolio	2,280
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Strategic Income Portfolio	186	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $46,336.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $33,190.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$2,983,430	$3,335,055
Service Class	66,822	57,420
Service Class 2	22,343,547	23,409,961
Investor Class	28,527,133	33,567,391
Total	$53,920,932	$60,369,827

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Strategic Income Portfolio
Initial Class
Shares sold	1,308,611	1,126,735	$14,205,903	$11,661,824
Reinvestment of distributions	273,327	323,478	2,983,430	3,335,055
Shares redeemed	(1,070,922)	(1,291,573)	(11,567,367)	(13,368,273)
Net increase (decrease)	511,016	158,640	$5,621,966	$1,628,606
Service Class
Shares sold	62,881	22,215	$678,622	$228,491
Reinvestment of distributions	5,340	4,609	58,185	47,426
Shares redeemed	(113,929)	(41,831)	(1,230,866)	(428,837)
Net increase (decrease)	(45,708)	(15,007)	$(494,059)	$(152,920)
Service Class 2
Shares sold	10,246,349	6,808,643	$109,333,726	$69,518,676
Reinvestment of distributions	2,075,515	2,299,603	22,343,547	23,409,961
Shares redeemed	(6,153,550)	(6,054,876)	(65,529,570)	(61,741,063)
Net increase (decrease)	6,168,314	3,053,370	$66,147,703	$31,187,574
Investor Class
Shares sold	3,527,642	2,067,578	$38,182,302	$21,381,691
Reinvestment of distributions	2,625,617	3,271,676	28,527,133	33,567,391
Shares redeemed	(7,048,736)	(10,723,998)	(75,807,446)	(109,974,962)
Net increase (decrease)	(895,477)	(5,384,744)	$(9,098,011)	$(55,025,880)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Strategic Income Portfolio	55%	1	13%

13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Strategic Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Strategic Income Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 15.51% of the dividend distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $53,462,256 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 1%; Service Class designates 1%; Service Class 2 designates 1%; and Investor Class designates 1% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Strategic Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered a pro forma management fee rate for Investor Class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's Investor Class ranked below the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.

The information provided to the Board indicated that the level of servicing for both Fidelity's and competitors' classes ranges across classes from those that provide all servicing at the class level, like Investor Classes, to those that split servicing between the class level and the annuity level. When servicing is provided at the annuity level, it is not reflected in the total expense ratio of the class and, for that reason, the fees of funds that provide service at the class level are not directly comparable to the fees of funds that provide service at the annuity level. The Board considered that, although total expenses ranked above the competitive medians, Fidelity believes the fees for Investor Class of these funds are reasonable given both the value proposition Fidelity offers and the disparity in servicing models within the competitive environment. The Board also considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its load-type group median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.796350.122
VIPSI-ANN-0325
Fidelity® Variable Insurance Products:

VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio

Annual Report
December 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP FundsManager® 20% Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $6,831,475)	667,688	8,800,132

Bond Funds - 48.6%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	566,603	5,263,738
Fidelity High Income Fund (b)	671,921	5,288,021
Fidelity Inflation-Protected Bond Index Fund (b)	1,139,965	10,134,289
Fidelity Long-Term Treasury Bond Index Fund (b)	719,855	6,601,069
Fidelity Total Bond Fund (b)	16,090,760	151,253,142
VIP Investment Grade Bond II Portfolio - Investor Class (b)	16,349,328	150,577,316
TOTAL BOND FUNDS (Cost $343,947,866)		329,117,575

Domestic Equity Funds - 14.4%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	51,513	2,382,991
Fidelity Commodity Strategy Fund (b)	35,207	3,219,295
Fidelity Contrafund (b)	112,681	2,369,685
Fidelity Enhanced Large Cap Core ETF (b)	154,574	5,090,123
Fidelity Enhanced Mid Cap ETF (b)	81,711	2,684,206
Fidelity Enhanced Small Cap ETF (b)	120,096	3,885,106
Fidelity Fundamental Small-Mid Cap ETF (b)	18,476	496,635
Fidelity Real Estate Investment Portfolio (b)	83,458	3,220,650
Fidelity Stock Selector Small Cap Fund (b)	96,127	3,583,601
VIP Stock Selector All Cap Portfolio - Investor Class (b)	5,556,258	67,786,352
VIP Value Strategies Portfolio - Investor Class (b)	209,502	3,211,670
TOTAL DOMESTIC EQUITY FUNDS (Cost $84,161,977)		97,930,314

International Equity Funds - 7.8%
	Shares	Value ($)
Fidelity Canada Fund (b)	18,337	1,204,364
Fidelity Emerging Markets Discovery Fund (b)	246,096	3,750,510
Fidelity Emerging Markets Fund (b)	318,513	12,128,990
Fidelity Enhanced International ETF (b)	186,277	5,128,206
Fidelity Infrastructure Fund (b)	56,658	777,350
Fidelity International Capital Appreciation Fund (b)	120,314	3,313,442
Fidelity International Discovery Fund (b)	78,403	3,756,295
Fidelity International Small Cap Fund (b)	52,048	1,592,145
Fidelity International Small Cap Opportunities Fund (b)	148,689	2,909,847
Fidelity International Value Fund (b)	274,502	2,761,492
Fidelity Overseas Fund (b)	247,217	15,475,791
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,625,911)		52,798,432

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/23/2025 (Cost $349,038)	4.55	350,000	349,133

Money Market Funds - 27.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	56,061,491	56,072,703
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(e)	4.42	132,720,953	132,720,953
TOTAL MONEY MARKET FUNDS (Cost $188,793,656)			188,793,656

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $664,709,923)	677,789,242
NET OTHER ASSETS (LIABILITIES) - 0.0%	187,987
NET ASSETS - 100.0%	677,977,229

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	26	Mar 2025	2,924,740	(2,230)	(2,230)
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Mar 2025	944,010	329	329

TOTAL PURCHASED					(1,901)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	Mar 2025	3,858,238	2,641	2,641

TOTAL FUTURES CONTRACTS					740
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,884,346	48,009,087	16,820,736	1,926,448	6	-	56,072,703	56,061,491	0.1%
Total	24,884,346	48,009,087	16,820,736	1,926,448	6	-	56,072,703	56,061,491

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	2,383,717	-	-	-	(726)	2,382,991	51,513
Fidelity Canada Fund	1,461,838	131,563	424,678	85,266	27,575	8,066	1,204,364	18,337
Fidelity Commodity Strategy Fund	1,975,189	1,733,369	458,394	121,894	(66,763)	35,894	3,219,295	35,207
Fidelity Contrafund	1,502,791	4,799,528	4,620,407	248,140	213,590	474,183	2,369,685	112,681
Fidelity Emerging Markets Discovery Fund	7,788,655	172,309	3,832,291	144,642	405,814	(783,977)	3,750,510	246,096
Fidelity Emerging Markets Fund	13,333,819	328,365	2,409,576	79,048	385,669	490,713	12,128,990	318,513
Fidelity Enhanced International ETF	4,900,274	38,680	-	153,882	-	189,252	5,128,206	186,277
Fidelity Enhanced Large Cap Core ETF	-	12,075,817	7,303,686	23,470	75,705	242,287	5,090,123	154,574
Fidelity Enhanced Large Cap Value ETF	684,004	-	736,258	6,649	204,429	(152,175)	-	-
Fidelity Enhanced Mid Cap ETF	-	2,952,095	520,242	21,564	35,533	216,820	2,684,206	81,711
Fidelity Enhanced Small Cap ETF	-	3,777,330	187,544	31,506	10,543	284,777	3,885,106	120,096
Fidelity Equity-Income Fund	2,439,882	18,201	2,643,438	8,584	660,485	(475,130)	-	-
Fidelity Floating Rate High Income Fund	9,516,426	763,942	4,978,665	655,667	(80,706)	42,741	5,263,738	566,603
Fidelity Fundamental Small-Mid Cap ETF	-	497,113	-	-	-	(478)	496,635	18,476
Fidelity Hedged Equity Fund	9,407,664	53,658	2,255,216	53,659	426,560	1,167,466	8,800,132	667,688
Fidelity High Income Fund	3,775,562	2,163,675	810,774	323,538	5,378	154,180	5,288,021	671,921
Fidelity Inflation-Protected Bond Index Fund	8,969,720	5,771,746	4,318,791	292,557	(264,476)	(23,910)	10,134,289	1,139,965
Fidelity Infrastructure Fund	759,224	22,060	93,162	12,669	3,297	85,931	777,350	56,658
Fidelity International Capital Appreciation Fund	3,614,793	219,557	673,159	135,100	123,460	28,791	3,313,442	120,314
Fidelity International Discovery Fund	4,086,066	212,803	878,956	106,576	30,153	306,229	3,756,295	78,403
Fidelity International Small Cap Fund	1,886,543	84,065	345,478	41,459	41,313	(74,298)	1,592,145	52,048
Fidelity International Small Cap Opportunities Fund	2,751,296	220,758	-	175,500	-	(62,207)	2,909,847	148,689
Fidelity International Value Fund	2,994,051	140,520	458,813	78,922	47,737	37,997	2,761,492	274,502
Fidelity Investments Money Market Government Portfolio - Institutional Class	135,697,223	25,479,230	28,455,500	6,854,200	-	-	132,720,953	132,720,953
Fidelity Long-Term Treasury Bond Index Fund	4,455,102	3,971,110	1,308,011	146,268	(59,980)	(457,152)	6,601,069	719,855
Fidelity Low-Priced Stock Fund	2,697,945	1,883,518	4,478,479	307,142	(20,757)	(82,227)	-	-
Fidelity Overseas Fund	17,434,856	624,882	3,323,856	213,832	493,347	246,562	15,475,791	247,217
Fidelity Real Estate Investment Portfolio	3,857,144	241,584	910,518	182,847	(10,781)	43,221	3,220,650	83,458
Fidelity Stock Selector Small Cap Fund	-	3,583,601	-	-	-	-	3,583,601	96,127
Fidelity Total Bond Fund	179,493,756	13,901,783	38,956,233	7,409,116	(1,259,180)	(1,926,984)	151,253,142	16,090,760
Fidelity U.S. Low Volatility Equity Fund	7,244,007	2,872	7,399,884	-	963,359	(810,354)	-	-
Fidelity Value Discovery Fund	1,194,898	5,333	1,264,307	-	338,997	(274,921)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	177,997,412	13,957,948	37,684,368	6,352,631	(1,439,421)	(2,254,255)	150,577,316	16,349,328
VIP Stock Selector Portfolio - Investor Class	101,760,217	2,071,711	51,307,378	490,789	5,616,760	9,645,042	67,786,352	5,556,258
VIP Value Strategies Portfolio - Investor Class	-	3,211,670	-	-	-	-	3,211,670	209,502
	713,680,357	107,496,113	213,038,062	24,757,117	6,907,640	6,321,358	621,367,406	177,193,730

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	8,800,132	8,800,132	-	-

Bond Funds	329,117,575	329,117,575	-	-

Domestic Equity Funds	97,930,314	97,930,314	-	-

International Equity Funds	52,798,432	52,798,432	-	-

U.S. Treasury Obligations	349,133	-	349,133	-

Money Market Funds	188,793,656	188,793,656	-	-
Total Investments in Securities:	677,789,242	677,440,109	349,133	-
Derivative Instruments: Assets
Futures Contracts	2,970	2,970	-	-
Total Assets	2,970	2,970	-	-
Liabilities
Futures Contracts	(2,230)	(2,230)	-	-
Total Liabilities	(2,230)	(2,230)	-	-
Total Derivative Instruments:	740	740	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,970	(2,230)
Total Equity Risk	2,970	(2,230)
Total Value of Derivatives	2,970	(2,230)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 20% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $349,038)	$349,133
Fidelity Central Funds (cost $56,072,703)	56,072,703
Other affiliated issuers (cost $608,288,182)	621,367,406

Total Investment in Securities (cost $664,709,923)		$677,789,242
Cash		237
Receivable for investments sold		10,002,047
Receivable for fund shares sold		1,291
Distributions receivable from Fidelity Central Funds		214,427
Receivable for daily variation margin on futures contracts		741
Total assets		688,007,985
Liabilities
Payable for investments purchased	$9,676,106
Payable for fund shares redeemed	295,614
Accrued management fee	57,434
Distribution and service plan fees payable	1,602
Total liabilities		10,030,756
Net Assets		$677,977,229
Net Assets consist of:
Paid in capital		$694,497,123
Total accumulated earnings (loss)		(16,519,894)
Net Assets		$677,977,229

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($59,123 ÷ 5,553 shares)		$10.65
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($12,302,326 ÷ 1,159,846 shares)		$10.61
Investor Class :
Net Asset Value, offering price and redemption price per share ($665,615,780 ÷ 62,572,076 shares)		$10.64
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$27,154
Affiliated issuers		23,812,293
Interest		37,786
Income from Fidelity Central Funds		1,926,448
Total income		25,803,681
Expenses
Management fee	$1,065,017
Distribution and service plan fees	30,150
Independent trustees' fees and expenses	1,858
Total expenses before reductions	1,097,025
Expense reductions	(368,113)
Total expenses after reductions		728,912
Net Investment income (loss)		25,074,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	434,971
Fidelity Central Funds	6
Other affiliated issuers	6,907,640
Foreign currency transactions	54
Futures contracts	(2,488,156)
Capital gain distributions from underlying funds:
Affiliated issuers	944,824
Total net realized gain (loss)		5,799,339
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(117)
Affiliated issuers	6,321,358
Futures contracts	810,249
Total change in net unrealized appreciation (depreciation)		7,131,490
Net gain (loss)		12,930,829
Net increase (decrease) in net assets resulting from operations		$38,005,598
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,074,769	$26,133,887
Net realized gain (loss)	5,799,339	(15,499,603)
Change in net unrealized appreciation (depreciation)	7,131,490	49,379,650
Net increase (decrease) in net assets resulting from operations	38,005,598	60,013,934
Distributions to shareholders	(24,562,137)	(27,487,975)

Share transactions - net increase (decrease)	(75,215,003)	(105,051,134)
Total increase (decrease) in net assets	(61,771,542)	(72,525,175)

Net Assets
Beginning of period	739,748,771	812,273,946
End of period	$677,977,229	$739,748,771

Financial Highlights
VIP FundsManager® 20% Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$10.05	$12.18	$11.89	$11.19
Income from Investment Operations
Net investment income (loss) A,B	.38	.35	.24	.14	.13
Net realized and unrealized gain (loss)	.20	.47	(1.35)	.30	.77
Total from investment operations	.58	.82	(1.11)	.44	.90
Distributions from net investment income	(.40)	(.40)	(.25)	(.13)	(.13)
Distributions from net realized gain	-	-	(.77)	(.03)	(.07)
Total distributions	(.40)	(.40)	(1.02)	(.15) C	(.20)
Net asset value, end of period	$10.65	$10.47	$10.05	$12.18	$11.89
Total Return D,E	5.52%	8.15%	(9.59)%	3.74%	8.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.30%	.35%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.15%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.15%	.20%	.20%
Net investment income (loss)	3.53%	3.37%	2.24%	1.12%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$59	$59	$54	$63	$61
Portfolio turnover rate H	19%	14%	70% I	45% I	32% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.43	$10.02	$12.14	$11.86	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.36	.33	.22	.12	.12
Net realized and unrealized gain (loss)	.20	.46	(1.34)	.30	.77
Total from investment operations	.56	.79	(1.12)	.42	.89
Distributions from net investment income	(.38)	(.38)	(.23)	(.11)	(.11)
Distributions from net realized gain	-	-	(.77)	(.03)	(.07)
Total distributions	(.38)	(.38)	(1.00)	(.14)	(.19) C
Net asset value, end of period	$10.61	$10.43	$10.02	$12.14	$11.86
Total Return D,E	5.39%	7.91%	(9.67)%	3.52%	7.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40%	.40%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.29%	.35%	.35%
Expenses net of all reductions	.25%	.25%	.29%	.35%	.35%
Net investment income (loss)	3.38%	3.22%	2.09%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$12,302	$11,585	$11,376	$10,257	$9,323
Portfolio turnover rate H	19%	14%	70% I	45% I	32% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$10.04	$12.17	$11.89	$11.18
Income from Investment Operations
Net investment income (loss) A,B	.38	.35	.24	.14	.13
Net realized and unrealized gain (loss)	.20	.47	(1.35)	.29	.78
Total from investment operations	.58	.82	(1.11)	.43	.91
Distributions from net investment income	(.40)	(.40)	(.25)	(.13)	(.13)
Distributions from net realized gain	-	-	(.77)	(.03)	(.07)
Total distributions	(.40)	(.40)	(1.02)	(.15) C	(.20)
Net asset value, end of period	$10.64	$10.46	$10.04	$12.17	$11.89
Total Return D,E	5.53%	8.15%	(9.60)%	3.65%	8.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15%	.15%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	3.53%	3.37%	2.24%	1.12%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$665,616	$728,105	$800,844	$986,076	$925,096
Portfolio turnover rate H	19%	14%	70% I	45% I	32% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 30% Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $160,932)	14,171	186,769

Bond Funds - 48.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	12,275	114,037
Fidelity High Income Fund (b)	14,410	113,408
Fidelity Inflation-Protected Bond Index Fund (b)	24,892	221,287
Fidelity Long-Term Treasury Bond Index Fund (b)	15,729	144,233
Fidelity Total Bond Fund (b)	350,989	3,299,294
VIP Investment Grade Bond II Portfolio - Investor Class (b)	356,754	3,285,706
TOTAL BOND FUNDS (Cost $7,244,714)		7,177,965

Domestic Equity Funds - 20.4%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,689	78,133
Fidelity Commodity Strategy Fund (b)	774	70,789
Fidelity Contrafund (b)	3,697	77,747
Fidelity Enhanced Large Cap Core ETF (b)	3,323	109,426
Fidelity Enhanced Mid Cap ETF (b)	1,640	53,874
Fidelity Enhanced Small Cap ETF (b)	2,410	77,964
Fidelity Fundamental Small-Mid Cap ETF (b)	2,943	79,108
Fidelity Real Estate Investment Portfolio (b)	1,824	70,403
Fidelity Stock Selector Small Cap Fund (b)	4,945	184,341
VIP Stock Selector All Cap Portfolio - Investor Class (b)	171,743	2,095,268
VIP Value Strategies Portfolio - Investor Class (b)	6,871	105,338
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,615,207)		3,002,391

International Equity Funds - 11.8%
	Shares	Value ($)
Fidelity Canada Fund (b)	1,118	73,435
Fidelity Emerging Markets Discovery Fund (b)	3,203	48,817
Fidelity Emerging Markets Fund (b)	12,363	470,781
Fidelity Enhanced International ETF (b)	1,845	50,793
Fidelity Infrastructure Fund (b)	1,290	17,694
Fidelity International Capital Appreciation Fund (b)	4,248	116,977
Fidelity International Discovery Fund (b)	3,191	152,901
Fidelity International Small Cap Fund (b)	1,860	56,902
Fidelity International Small Cap Opportunities Fund (b)	4,009	78,450
Fidelity International Value Fund (b)	7,592	76,381
Fidelity Japan Smaller Companies Fund (b)	2,362	36,845
Fidelity Overseas Fund (b)	8,948	560,145
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,697,307)		1,740,121

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/9/2025 (Cost $19,980)	4.58	20,000	19,984

Money Market Funds - 17.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	660,593	660,725
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(e)	4.42	1,907,759	1,907,759
TOTAL MONEY MARKET FUNDS (Cost $2,568,484)			2,568,484

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $14,306,624)	14,695,714
NET OTHER ASSETS (LIABILITIES) - 0.3%	44,469
NET ASSETS - 100.0%	14,740,183

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	116,577	826,957	282,804	17,872	(5)	-	660,725	660,593	0.0%
Total	116,577	826,957	282,804	17,872	(5)	-	660,725	660,593

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	78,157	-	-	-	(24)	78,133	1,689
Fidelity Canada Fund	28,857	56,337	10,751	4,819	103	(1,111)	73,435	1,118
Fidelity Commodity Strategy Fund	14,255	65,469	7,767	2,166	(273)	(895)	70,789	774
Fidelity Contrafund	18,309	196,903	149,766	7,623	1,811	10,490	77,747	3,697
Fidelity Emerging Markets Discovery Fund	19,869	42,287	9,561	1,768	(100)	(3,678)	48,817	3,203
Fidelity Emerging Markets Fund	174,641	374,291	86,428	2,875	(907)	9,184	470,781	12,363
Fidelity Enhanced International ETF	49,847	2,259	3,231	1,505	236	1,682	50,793	1,845
Fidelity Enhanced Large Cap Core ETF	-	219,675	115,281	450	956	4,076	109,426	3,323
Fidelity Enhanced Large Cap Value ETF	20,621	654	22,854	202	2,776	(1,197)	-	-
Fidelity Enhanced Mid Cap ETF	-	49,433	-	364	-	4,441	53,874	1,640
Fidelity Enhanced Small Cap ETF	-	73,278	-	567	-	4,686	77,964	2,410
Fidelity Equity-Income Fund	45,419	22,800	72,511	205	6,105	(1,813)	-	-
Fidelity Floating Rate High Income Fund	77,140	98,605	61,220	9,006	(429)	(59)	114,037	12,275
Fidelity Fundamental Small-Mid Cap ETF	-	79,184	-	-	-	(76)	79,108	2,943
Fidelity Hedged Equity Fund	77,811	119,415	31,215	1,078	35	20,723	186,769	14,171
Fidelity High Income Fund	31,212	91,627	11,796	5,062	52	2,313	113,408	14,410
Fidelity Inflation-Protected Bond Index Fund	89,094	200,830	64,039	5,750	(729)	(3,869)	221,287	24,892
Fidelity Infrastructure Fund	7,649	10,219	1,810	233	38	1,598	17,694	1,290
Fidelity International Capital Appreciation Fund	48,390	86,734	17,348	4,461	48	(847)	116,977	4,248
Fidelity International Discovery Fund	60,950	111,847	22,636	4,047	241	2,499	152,901	3,191
Fidelity International Small Cap Fund	24,068	43,791	8,824	1,379	27	(2,160)	56,902	1,860
Fidelity International Small Cap Opportunities Fund	33,126	59,660	11,725	4,471	136	(2,747)	78,450	4,009
Fidelity International Value Fund	31,159	57,982	11,651	2,066	40	(1,149)	76,381	7,592
Fidelity Investments Money Market Government Portfolio - Institutional Class	823,275	1,277,119	192,635	71,221	-	-	1,907,759	1,907,759
Fidelity Japan Smaller Companies Fund	15,522	25,212	3,936	1,516	37	10	36,845	2,362
Fidelity Long-Term Treasury Bond Index Fund	54,522	130,672	32,489	2,338	466	(8,938)	144,233	15,729
Fidelity Low-Priced Stock Fund	56,431	83,610	137,879	8,041	(1,725)	(437)	-	-
Fidelity Overseas Fund	233,785	413,354	85,223	7,220	666	(2,437)	560,145	8,948
Fidelity Real Estate Investment Portfolio	32,574	50,886	13,920	3,492	252	611	70,403	1,824
Fidelity Stock Selector Small Cap Fund	-	184,341	-	-	-	-	184,341	4,945
Fidelity Total Bond Fund	1,464,648	2,452,770	580,921	111,628	1,517	(38,720)	3,299,294	350,989
Fidelity U.S. Low Volatility Equity Fund	61,462	4,673	67,818	-	3,836	(2,153)	-	-
Fidelity Value Discovery Fund	24,438	12,435	38,560	-	2,266	(579)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	1,459,945	2,463,214	560,745	128,753	1,658	(78,366)	3,285,706	356,754
VIP Stock Selector Portfolio - Investor Class	978,885	1,708,022	863,619	14,970	1,994	269,986	2,095,268	171,743
VIP Value Strategies Portfolio - Investor Class	-	105,338	-	-	-	-	105,338	6,871
	6,057,904	11,053,083	3,298,159	409,276	21,133	181,044	14,015,005	2,950,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	186,769	186,769	-	-

Bond Funds	7,177,965	7,177,965	-	-

Domestic Equity Funds	3,002,391	3,002,391	-	-

International Equity Funds	1,740,121	1,740,121	-	-

U.S. Treasury Obligations	19,984	-	19,984	-

Money Market Funds	2,568,484	2,568,484	-	-
Total Investments in Securities:	14,695,714	14,675,730	19,984	-
VIP FundsManager® 30% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $19,980)	$19,984
Fidelity Central Funds (cost $660,725)	660,725
Other affiliated issuers (cost $13,625,919)	14,015,005

Total Investment in Securities (cost $14,306,624)		$14,695,714
Cash		42,177
Receivable for investments sold		447,518
Receivable for fund shares sold		1,913
Distributions receivable from Fidelity Central Funds		2,539
Total assets		15,189,861
Liabilities
Payable for investments purchased	$448,431
Payable for fund shares redeemed	3
Accrued management fee	1,198
Distribution and service plan fees payable	46
Total liabilities		449,678
Net Assets		$14,740,183
Net Assets consist of:
Paid in capital		$14,353,889
Total accumulated earnings (loss)		386,294
Net Assets		$14,740,183

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($353,456 ÷ 33,300 shares)		$10.61
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($353,432 ÷ 33,300 shares)		$10.61
Investor Class :
Net Asset Value, offering price and redemption price per share ($14,033,295 ÷ 1,322,208 shares)		$10.61
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$397
Affiliated issuers		380,701
Interest		476
Income from Fidelity Central Funds		17,872
Total income		399,446
Expenses
Management fee	$16,167
Distribution and service plan fees	1,244
Independent trustees' fees and expenses	25
Miscellaneous	11
Total expenses before reductions	17,447
Expense reductions	(6,970)
Total expenses after reductions		10,477
Net Investment income (loss)		388,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,998
Fidelity Central Funds	(5)
Other affiliated issuers	21,133
Futures contracts	(7,573)
Capital gain distributions from underlying funds:
Affiliated issuers	28,575
Total net realized gain (loss)		49,128
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4
Affiliated issuers	181,044
Total change in net unrealized appreciation (depreciation)		181,048
Net gain (loss)		230,176
Net increase (decrease) in net assets resulting from operations		$619,145
Statement of Changes in Net Assets

	Year ended December 31, 2024	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$388,969	$123,789
Net realized gain (loss)	49,128	(15,573)
Change in net unrealized appreciation (depreciation)	181,048	208,042
Net increase (decrease) in net assets resulting from operations	619,145	316,258
Distributions to shareholders	(424,674)	(124,436)

Share transactions - net increase (decrease)	8,339,096	6,014,794
Total increase (decrease) in net assets	8,533,567	6,206,616

Net Assets
Beginning of period	6,206,616	-
End of period	$14,740,183	$6,206,616

Financial Highlights
VIP FundsManager® 30% Portfolio Service Class

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.38	.36
Net realized and unrealized gain (loss)	.28	.12
Total from investment operations	.66	.48
Distributions from net investment income	(.29)	(.21)
Distributions from net realized gain	(.03)	-
Total distributions	(.32)	(.21)
Net asset value, end of period	$10.61	$10.27
Total Return D,E,F	6.42%	4.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25% I
Expenses net of fee waivers, if any	.10%	.10% I
Expenses net of all reductions	.09%	.09% I
Net investment income (loss)	3.60%	5.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$353	$342
Portfolio turnover rate J	33%	29% I

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 30% Portfolio Service Class 2

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.37	.35
Net realized and unrealized gain (loss)	.27	.12
Total from investment operations	.64	.47
Distributions from net investment income	(.27)	(.20)
Distributions from net realized gain	(.03)	-
Total distributions	(.30)	(.20)
Net asset value, end of period	$10.61	$10.27
Total Return D,E,F	6.26%	4.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40%	.40% I
Expenses net of fee waivers, if any	.25%	.25% I
Expenses net of all reductions	.24%	.24% I
Net investment income (loss)	3.45%	4.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$353	$342
Portfolio turnover rate J	33%	29% I

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 30% Portfolio Investor Class

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.39	.36
Net realized and unrealized gain (loss)	.27	.12
Total from investment operations	.66	.48
Distributions from net investment income	(.29)	(.21)
Distributions from net realized gain	(.03)	-
Total distributions	(.32)	(.21)
Net asset value, end of period	$10.61	$10.27
Total Return D,E,F	6.42%	4.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.15%	.15% I
Expenses net of fee waivers, if any	.10%	.10% I
Expenses net of all reductions	.09%	.09% I
Net investment income (loss)	3.60%	5.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,033	$5,523
Portfolio turnover rate J	33%	29% I

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $265,291)	23,666	311,917

Bond Funds - 43.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	20,478	190,243
Fidelity High Income Fund (b)	23,898	188,079
Fidelity Inflation-Protected Bond Index Fund (b)	41,685	370,582
Fidelity Long-Term Treasury Bond Index Fund (b)	26,292	241,097
Fidelity Total Bond Fund (b)	521,224	4,899,510
VIP Investment Grade Bond II Portfolio - Investor Class (b)	529,868	4,880,088
TOTAL BOND FUNDS (Cost $10,875,838)		10,769,599

Domestic Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	3,768	174,308
Fidelity Commodity Strategy Fund (b)	1,298	118,716
Fidelity Contrafund (b)	8,245	173,389
Fidelity Enhanced Large Cap Core ETF (b)	5,672	186,779
Fidelity Enhanced Mid Cap ETF (b)	2,534	83,242
Fidelity Enhanced Small Cap ETF (b)	3,725	120,504
Fidelity Fundamental Small-Mid Cap ETF (b)	6,565	176,467
Fidelity Real Estate Investment Portfolio (b)	3,050	117,683
Fidelity Stock Selector Small Cap Fund (b)	11,028	411,122
VIP Stock Selector All Cap Portfolio - Investor Class (b)	383,009	4,672,710
VIP Value Strategies Portfolio - Investor Class (b)	15,325	234,927
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,552,608)		6,469,847

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Canada Fund (b)	2,535	166,514
Fidelity Emerging Markets Discovery Fund (b)	7,122	108,535
Fidelity Emerging Markets Fund (b)	27,642	1,052,621
Fidelity Enhanced International ETF (b)	3,783	104,146
Fidelity Infrastructure Fund (b)	2,059	28,255
Fidelity International Capital Appreciation Fund (b)	9,686	266,754
Fidelity International Discovery Fund (b)	7,289	349,229
Fidelity International Small Cap Fund (b)	4,213	128,880
Fidelity International Small Cap Opportunities Fund (b)	9,101	178,109
Fidelity International Value Fund (b)	17,258	173,620
Fidelity Japan Smaller Companies Fund (b)	3,969	61,917
Fidelity Overseas Fund (b)	20,403	1,277,242
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,727,829)		3,895,822

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/9/2025 (Cost $29,970)	4.58	30,000	29,975

Money Market Funds - 12.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	1,052,709	1,052,919
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(e)	4.42	2,071,016	2,071,016
TOTAL MONEY MARKET FUNDS (Cost $3,123,935)			3,123,935

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,575,471)	24,601,095
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,829
NET ASSETS - 100.0%	24,604,924

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	361,973	1,414,184	723,238	30,108	-	-	1,052,919	1,052,709	0.0%
Total	361,973	1,414,184	723,238	30,108	-	-	1,052,919	1,052,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	174,361	-	-	-	(53)	174,308	3,768
Fidelity Canada Fund	92,774	96,924	21,102	11,201	(338)	(1,744)	166,514	2,535
Fidelity Commodity Strategy Fund	34,179	97,358	11,697	3,881	(281)	(843)	118,716	1,298
Fidelity Contrafund	67,494	412,220	340,934	16,971	6,779	27,830	173,389	8,245
Fidelity Emerging Markets Discovery Fund	61,146	72,425	17,135	4,036	(400)	(7,501)	108,535	7,122
Fidelity Emerging Markets Fund	538,540	638,133	155,801	6,584	(2,712)	34,461	1,052,621	27,642
Fidelity Enhanced International ETF	101,972	4,123	5,903	3,087	393	3,561	104,146	3,783
Fidelity Enhanced Large Cap Core ETF	-	435,169	252,621	571	2,230	2,001	186,779	5,672
Fidelity Enhanced Large Cap Value ETF	50,532	1,418	55,668	452	6,612	(2,894)	-	-
Fidelity Enhanced Mid Cap ETF	-	76,256	-	584	-	6,986	83,242	2,534
Fidelity Enhanced Small Cap ETF	-	112,830	-	896	-	7,674	120,504	3,725
Fidelity Equity-Income Fund	171,765	29,652	215,287	611	20,250	(6,380)	-	-
Fidelity Floating Rate High Income Fund	173,552	122,442	104,956	15,737	(513)	(282)	190,243	20,478
Fidelity Fundamental Small-Mid Cap ETF	-	176,637	-	-	-	(170)	176,467	6,565
Fidelity Hedged Equity Fund	176,581	147,503	49,994	1,866	131	37,696	311,917	23,666
Fidelity High Income Fund	70,573	132,304	18,508	8,587	(30)	3,740	188,079	23,898
Fidelity Inflation-Protected Bond Index Fund	197,736	271,937	90,289	9,771	(1,678)	(7,124)	370,582	41,685
Fidelity Infrastructure Fund	15,849	15,007	4,806	351	(32)	2,237	28,255	2,059
Fidelity International Capital Appreciation Fund	152,413	147,092	34,105	10,426	(218)	1,572	266,754	9,686
Fidelity International Discovery Fund	194,653	188,326	44,686	9,480	(268)	11,204	349,229	7,289
Fidelity International Small Cap Fund	77,370	73,271	17,332	3,205	(275)	(4,154)	128,880	4,213
Fidelity International Small Cap Opportunities Fund	105,280	101,983	23,105	10,410	(400)	(5,649)	178,109	9,101
Fidelity International Value Fund	100,119	97,485	22,992	4,795	(301)	(691)	173,620	17,258
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,184,335	1,069,698	183,017	78,061	-	-	2,071,016	2,071,016
Fidelity Japan Smaller Companies Fund	35,527	31,921	6,180	2,610	(99)	748	61,917	3,969
Fidelity Long-Term Treasury Bond Index Fund	102,252	202,519	47,656	3,981	596	(16,614)	241,097	26,292
Fidelity Low-Priced Stock Fund	212,603	138,329	349,511	19,375	759	(2,180)	-	-
Fidelity Overseas Fund	744,759	690,651	167,964	16,890	(1,501)	11,297	1,277,242	20,403
Fidelity Real Estate Investment Portfolio	73,537	64,762	19,998	6,080	(475)	(143)	117,683	3,050
Fidelity Stock Selector Small Cap Fund	-	411,122	-	-	-	-	411,122	11,028
Fidelity Total Bond Fund	2,970,224	2,774,395	761,164	170,761	(5,867)	(78,078)	4,899,510	521,224
Fidelity U.S. Low Volatility Equity Fund	139,787	5,912	149,517	-	8,081	(4,263)	-	-
Fidelity Value Discovery Fund	93,104	15,939	114,395	-	7,688	(2,336)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	2,963,153	2,811,203	749,147	196,367	(7,405)	(137,716)	4,880,088	529,868
VIP Stock Selector Portfolio - Investor Class	2,858,677	2,814,615	1,647,162	34,266	(14,881)	661,461	4,672,710	383,009
VIP Value Strategies Portfolio - Investor Class	-	234,927	-	-	-	-	234,927	15,325
	13,760,486	14,890,849	5,682,632	651,893	15,845	533,653	23,518,201	3,817,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	311,917	311,917	-	-

Bond Funds	10,769,599	10,769,599	-	-

Domestic Equity Funds	6,469,847	6,469,847	-	-

International Equity Funds	3,895,822	3,895,822	-	-

U.S. Treasury Obligations	29,975	-	29,975	-

Money Market Funds	3,123,935	3,123,935	-	-
Total Investments in Securities:	24,601,095	24,571,120	29,975	-
VIP FundsManager® 40% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $29,970)	$29,975
Fidelity Central Funds (cost $1,052,919)	1,052,919
Other affiliated issuers (cost $22,492,582)	23,518,201

Total Investment in Securities (cost $23,575,471)		$24,601,095
Cash		54
Receivable for investments sold		999,162
Distributions receivable from Fidelity Central Funds		3,866
Total assets		25,604,177
Liabilities
Payable for investments purchased	$997,050
Payable for fund shares redeemed	150
Accrued management fee	2,006
Distribution and service plan fees payable	47
Total liabilities		999,253
Net Assets		$24,604,924
Net Assets consist of:
Paid in capital		$23,592,784
Total accumulated earnings (loss)		1,012,140
Net Assets		$24,604,924

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($362,140 ÷ 33,300 shares)		$10.88
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($362,099 ÷ 33,300 shares)		$10.87
Investor Class :
Net Asset Value, offering price and redemption price per share ($23,880,685 ÷ 2,196,238 shares)		$10.87
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$676
Affiliated issuers		587,128
Interest		580
Income from Fidelity Central Funds		30,108
Total income		618,492
Expenses
Management fee	$27,880
Distribution and service plan fees	1,270
Independent trustees' fees and expenses	45
Miscellaneous	13
Total expenses before reductions	29,208
Expense reductions	(10,945)
Total expenses after reductions		18,263
Net Investment income (loss)		600,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,711
Affiliated issuers	15,845
Futures contracts	(14,506)
Capital gain distributions from underlying funds:
Affiliated issuers	64,765
Total net realized gain (loss)		78,815
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5
Affiliated issuers	533,653
Total change in net unrealized appreciation (depreciation)		533,658
Net gain (loss)		612,473
Net increase (decrease) in net assets resulting from operations		$1,212,702
Statement of Changes in Net Assets

	Year ended December 31, 2024	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$600,229	$197,508
Net realized gain (loss)	78,815	438
Change in net unrealized appreciation (depreciation)	533,658	491,966
Net increase (decrease) in net assets resulting from operations	1,212,702	689,912
Distributions to shareholders	(688,686)	(201,791)

Share transactions - net increase (decrease)	9,957,972	13,634,815
Total increase (decrease) in net assets	10,481,988	14,122,936

Net Assets
Beginning of period	14,122,936	-
End of period	$24,604,924	$14,122,936

Financial Highlights
VIP FundsManager® 40% Portfolio Service Class

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.39
Net realized and unrealized gain (loss)	.44	.17
Total from investment operations	.79	.56
Distributions from net investment income	(.27)	(.15)
Distributions from net realized gain	(.04)	- D
Total distributions	(.32) E	(.15)
Net asset value, end of period	$10.88	$10.41
Total Return F,G,H	7.56%	5.61%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.25%	.25% K
Expenses net of fee waivers, if any	.10%	.10% K
Expenses net of all reductions	.10%	.10% K
Net investment income (loss)	3.23%	5.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$362	$347
Portfolio turnover rate L	34%	26% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio Service Class 2

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.38
Net realized and unrealized gain (loss)	.42	.17
Total from investment operations	.76	.55
Distributions from net investment income	(.26)	(.14)
Distributions from net realized gain	(.04)	- D
Total distributions	(.30)	(.14)
Net asset value, end of period	$10.87	$10.41
Total Return E,F,G	7.31%	5.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40%	.40% J
Expenses net of fee waivers, if any	.25%	.25% J
Expenses net of all reductions	.25%	.25% J
Net investment income (loss)	3.08%	5.26% J
Supplemental Data
Net assets, end of period (000 omitted)	$362	$347
Portfolio turnover rate K	34%	26% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio Investor Class

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.39
Net realized and unrealized gain (loss)	.43	.17
Total from investment operations	.78	.56
Distributions from net investment income	(.27)	(.15)
Distributions from net realized gain	(.04)	- D
Total distributions	(.32) E	(.15)
Net asset value, end of period	$10.87	$10.41
Total Return F,G,H	7.46%	5.61%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.15%	.15% K
Expenses net of fee waivers, if any	.10%	.10% K
Expenses net of all reductions	.10%	.10% K
Net investment income (loss)	3.23%	5.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$23,881	$13,430
Portfolio turnover rate L	34%	26% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 50% Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $40,145,941)	3,921,835	51,689,783

Bond Funds - 38.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	3,279,315	30,464,838
Fidelity High Income Fund (b)	3,807,910	29,968,250
Fidelity Inflation-Protected Bond Index Fund (b)	6,717,791	59,721,163
Fidelity Long-Term Treasury Bond Index Fund (b)	4,204,843	38,558,414
Fidelity New Markets Income Fund (b)	176,737	2,235,726
Fidelity Total Bond Fund (b)	73,133,414	687,454,095
VIP Investment Grade Bond II Portfolio - Investor Class (b)	74,311,706	684,410,809
TOTAL BOND FUNDS (Cost $1,597,823,511)		1,532,813,295

Domestic Equity Funds - 32.1%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	750,296	34,708,693
Fidelity Commodity Strategy Fund (b)	120,644	11,031,689
Fidelity Contrafund (b)	1,637,592	34,438,561
Fidelity Enhanced Large Cap Core ETF (b)	1,166,088	38,399,278
Fidelity Enhanced Mid Cap ETF (b)	484,096	15,902,553
Fidelity Enhanced Small Cap ETF (b)	711,513	23,017,446
Fidelity Fundamental Small-Mid Cap ETF (b)	269,106	7,233,569
Fidelity Real Estate Investment Portfolio (b)	502,638	19,396,790
Fidelity Stock Selector Small Cap Fund (b)	1,400,098	52,195,665
VIP Stock Selector All Cap Portfolio - Investor Class (b)	80,848,246	986,348,601
VIP Value Strategies Portfolio - Investor Class (b)	3,051,431	46,778,430
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,082,611,189)		1,269,451,275

International Equity Funds - 19.9%
	Shares	Value ($)
Fidelity Canada Fund (b)	356,613	23,422,321
Fidelity Emerging Markets Discovery Fund (b)	2,092,112	31,883,781
Fidelity Emerging Markets Fund (b)	5,301,866	201,895,040
Fidelity Enhanced International ETF (b)	3,044,240	83,807,927
Fidelity Global Commodity Stock Fund (b)	301,028	5,403,457
Fidelity Infrastructure Fund (b)	266,977	3,662,919
Fidelity International Capital Appreciation Fund (b)	1,898,228	52,277,195
Fidelity International Discovery Fund (b)	1,229,858	58,922,483
Fidelity International Small Cap Fund (b)	827,275	25,306,344
Fidelity International Small Cap Opportunities Fund (b)	2,248,755	44,008,139
Fidelity International Value Fund (b)	4,393,988	44,203,520
Fidelity Japan Smaller Companies Fund (b)	2,061,688	32,162,325
Fidelity Overseas Fund (b)	2,844,742	178,080,869
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $596,563,908)		785,036,320

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/23/2025	4.55	1,130,000	1,127,202
US Treasury Bills 0% 1/30/2025 (d)	4.51	750,000	747,532
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,874,198)			1,874,734

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $311,491,038)	4.36	311,428,752	311,491,038

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,630,509,785)	3,952,356,445
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,289,032
NET ASSETS - 100.0%	3,953,645,477

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	385	Mar 2025	43,308,650	(32,472)	(32,472)
CME E-mini S&P MidCap 400 Index Contracts (United States)	44	Mar 2025	13,845,480	4,793	4,793
ICE MSCI EAFE Index Contracts (United States)	64	Mar 2025	7,256,000	(240,453)	(240,453)

TOTAL PURCHASED					(268,132)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	192	Mar 2025	56,983,200	41,452	41,452

TOTAL FUTURES CONTRACTS					(226,680)
The notional amount of futures purchased as a percentage of Net Assets is 1.7%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $251,171.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,968,450	473,363,453	206,840,974	9,468,337	110	(1)	311,491,038	311,428,752	0.6%
Total	44,968,450	473,363,453	206,840,974	9,468,337	110	(1)	311,491,038	311,428,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	34,719,272	-	-	-	(10,579)	34,708,693	750,296
Fidelity Canada Fund	27,692,105	2,609,832	7,497,590	1,641,916	309,389	308,585	23,422,321	356,613
Fidelity Commodity Strategy Fund	12,941,471	498,136	2,542,984	420,850	(858,204)	993,270	11,031,689	120,644
Fidelity Contrafund	13,207,708	81,847,490	68,838,026	3,627,815	3,650,935	4,570,454	34,438,561	1,637,592
Fidelity Emerging Markets Discovery Fund	47,220,532	1,365,744	14,147,937	1,230,089	1,253,599	(3,808,157)	31,883,781	2,092,112
Fidelity Emerging Markets Fund	236,045,565	2,524,247	52,873,496	1,309,298	5,919,932	10,278,792	201,895,040	5,301,866
Fidelity Enhanced International ETF	78,219,043	2,621,771	-	2,467,551	-	2,967,113	83,807,927	3,044,240
Fidelity Enhanced Large Cap Core ETF	-	79,678,933	42,933,823	160,927	403,960	1,250,208	38,399,278	1,166,088
Fidelity Enhanced Large Cap Value ETF	22,919,966	-	24,670,905	222,797	7,020,127	(5,269,188)	-	-
Fidelity Enhanced Mid Cap ETF	-	17,577,368	3,157,613	127,637	215,667	1,267,131	15,902,553	484,096
Fidelity Enhanced Small Cap ETF	-	22,535,768	1,249,329	186,597	70,375	1,660,632	23,017,446	711,513
Fidelity Equity-Income Fund	41,261,275	222,657	44,513,449	138,955	10,905,346	(7,875,829)	-	-
Fidelity Floating Rate High Income Fund	55,502,687	3,994,827	28,821,030	3,781,280	(543,615)	331,969	30,464,838	3,279,315
Fidelity Fundamental Small-Mid Cap ETF	-	7,240,539	-	-	-	(6,970)	7,233,569	269,106
Fidelity Global Commodity Stock Fund	6,466,383	178,761	1,309,970	138,999	541,230	(472,947)	5,403,457	301,028
Fidelity Hedged Equity Fund	54,975,688	315,103	12,938,019	315,103	2,442,325	6,894,686	51,689,783	3,921,835
Fidelity High Income Fund	21,961,088	12,687,110	5,603,974	1,859,895	49,204	874,822	29,968,250	3,807,910
Fidelity Inflation-Protected Bond Index Fund	72,138,790	24,360,449	35,357,273	1,837,025	(2,358,990)	938,187	59,721,163	6,717,791
Fidelity Infrastructure Fund	4,146,102	97,568	1,042,133	63,815	62,794	398,588	3,662,919	266,977
Fidelity International Capital Appreciation Fund	57,661,205	4,112,519	11,924,841	2,121,706	2,775,545	(347,233)	52,277,195	1,898,228
Fidelity International Discovery Fund	65,215,973	3,970,861	15,623,062	1,663,117	1,029,950	4,328,761	58,922,483	1,229,858
Fidelity International Small Cap Fund	30,326,894	1,621,082	6,137,190	655,634	1,286,766	(1,791,208)	25,306,344	827,275
Fidelity International Small Cap Opportunities Fund	42,049,904	2,881,376	-	2,652,413	-	(923,141)	44,008,139	2,248,755
Fidelity International Value Fund	48,065,402	2,892,494	8,120,669	1,259,080	842,979	523,314	44,203,520	4,393,988
Fidelity Japan Smaller Companies Fund	33,245,260	1,397,858	3,704,560	1,397,858	479,468	744,299	32,162,325	2,061,688
Fidelity Long-Term Treasury Bond Index Fund	43,599,007	23,781,234	23,693,400	1,123,723	(1,725,061)	(3,403,366)	38,558,414	4,204,843
Fidelity Low-Priced Stock Fund	63,561,353	5,613,466	69,550,136	4,495,603	2,813,954	(2,438,637)	-	-
Fidelity New Markets Income Fund	10,153,254	250,922	8,231,524	241,734	(1,407,954)	1,471,028	2,235,726	176,737
Fidelity Overseas Fund	278,927,160	9,814,011	126,299,444	2,455,306	41,901,900	(26,262,758)	178,080,869	2,844,742
Fidelity Real Estate Investment Portfolio	22,028,627	1,180,345	3,853,245	1,063,007	(157,315)	198,378	19,396,790	502,638
Fidelity Stock Selector Small Cap Fund	-	52,195,665	-	-	-	-	52,195,665	1,400,098
Fidelity Total Bond Fund	776,763,038	114,188,550	189,481,913	32,649,525	(4,319,946)	(9,695,634)	687,454,095	73,133,414
Fidelity U.S. Low Volatility Equity Fund	42,070,487	11,929	42,940,404	-	6,018,319	(5,160,331)	-	-
Fidelity Value Discovery Fund	24,469,106	46,155	25,786,957	-	8,190,312	(6,918,616)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	770,369,855	117,853,654	186,747,652	28,817,808	(5,155,464)	(11,909,584)	684,410,809	74,311,706
VIP Stock Selector Portfolio - Investor Class	1,294,325,367	13,864,659	531,746,651	7,100,499	64,834,402	145,070,824	986,348,601	80,848,246
VIP Value Strategies Portfolio - Investor Class	-	46,778,430	-	-	-	-	46,778,430	3,051,431
	4,297,530,295	697,530,785	1,601,339,199	107,227,562	146,491,929	98,776,863	3,638,990,673	287,362,669

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	51,689,783	51,689,783	-	-

Bond Funds	1,532,813,295	1,532,813,295	-	-

Domestic Equity Funds	1,269,451,275	1,269,451,275	-	-

International Equity Funds	785,036,320	785,036,320	-	-

U.S. Treasury Obligations	1,874,734	-	1,874,734	-

Money Market Funds	311,491,038	311,491,038	-	-
Total Investments in Securities:	3,952,356,445	3,950,481,711	1,874,734	-
Derivative Instruments: Assets
Futures Contracts	46,245	46,245	-	-
Total Assets	46,245	46,245	-	-
Liabilities
Futures Contracts	(272,925)	(272,925)	-	-
Total Liabilities	(272,925)	(272,925)	-	-
Total Derivative Instruments:	(226,680)	(226,680)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	46,245	(272,925)
Total Equity Risk	46,245	(272,925)
Total Value of Derivatives	46,245	(272,925)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 50% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,874,198)	$1,874,734
Fidelity Central Funds (cost $311,491,038)	311,491,038
Other affiliated issuers (cost $3,317,144,549)	3,638,990,673

Total Investment in Securities (cost $3,630,509,785)		$3,952,356,445
Cash		1
Receivable for investments sold		144,038,136
Receivable for fund shares sold		12,395
Distributions receivable from Fidelity Central Funds		1,191,540
Receivable for daily variation margin on futures contracts		6,413
Total assets		4,097,604,930
Liabilities
Payable for investments purchased	$140,935,924
Payable for fund shares redeemed	2,676,237
Accrued management fee	337,309
Distribution and service plan fees payable	9,983
Total liabilities		143,959,453
Net Assets		$3,953,645,477
Net Assets consist of:
Paid in capital		$3,660,861,399
Total accumulated earnings (loss)		292,784,078
Net Assets		$3,953,645,477

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($56,277 ÷ 4,673 shares)		$12.04
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($77,812,119 ÷ 6,496,193 shares)		$11.98
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,875,777,081 ÷ 322,000,471 shares)		$12.04
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$160,068
Affiliated issuers		93,196,444
Interest		304,588
Income from Fidelity Central Funds		9,468,337
Total income		103,129,437
Expenses
Management fee	$6,263,521
Distribution and service plan fees	199,394
Independent trustees' fees and expenses	10,919
Total expenses before reductions	6,473,834
Expense reductions	(2,171,277)
Total expenses after reductions		4,302,557
Net Investment income (loss)		98,826,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,544,835
Fidelity Central Funds	110
Other affiliated issuers	146,491,929
Foreign currency transactions	320
Futures contracts	(23,813,676)
Capital gain distributions from underlying funds:
Affiliated issuers	14,031,118
Total net realized gain (loss)		139,254,636
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,078)
Fidelity Central Funds	(1)
Other affiliated issuers	98,776,863
Futures contracts	7,890,388
Total change in net unrealized appreciation (depreciation)		106,666,172
Net gain (loss)		245,920,808
Net increase (decrease) in net assets resulting from operations		$344,747,688
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,826,880	$99,332,774
Net realized gain (loss)	139,254,636	(59,183,170)
Change in net unrealized appreciation (depreciation)	106,666,172	492,084,095
Net increase (decrease) in net assets resulting from operations	344,747,688	532,233,699
Distributions to shareholders	(95,669,676)	(108,450,832)

Share transactions - net increase (decrease)	(647,189,348)	(567,547,837)
Total increase (decrease) in net assets	(398,111,336)	(143,764,970)

Net Assets
Beginning of period	4,351,756,813	4,495,521,783
End of period	$3,953,645,477	$4,351,756,813

Financial Highlights
VIP FundsManager® 50% Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$10.33	$14.51	$13.57	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.21	.15	.14
Net realized and unrealized gain (loss)	.69	1.08	(2.00)	1.19	1.55
Total from investment operations	.97	1.33	(1.79)	1.34	1.69
Distributions from net investment income	(.30)	(.29)	(.23)	(.16)	(.14)
Distributions from net realized gain	-	-	(2.16)	(.24)	(.26)
Total distributions	(.30)	(.29)	(2.39)	(.40)	(.40)
Net asset value, end of period	$12.04	$11.37	$10.33	$14.51	$13.57
Total Return C,D	8.50%	12.85%	(13.91)%	10.01%	14.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.30%	.35%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.15%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.15%	.20%	.20%
Net investment income (loss)	2.37%	2.26%	1.86%	1.10%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$53	$49	$69	$64
Portfolio turnover rate G	20%	14%	51% H	51% H	24% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.31	$10.28	$14.45	$13.51	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.19	.13	.12
Net realized and unrealized gain (loss)	.69	1.07	(1.99)	1.18	1.55
Total from investment operations	.95	1.30	(1.80)	1.31	1.67
Distributions from net investment income	(.28)	(.27)	(.21)	(.14)	(.13)
Distributions from net realized gain	-	-	(2.16)	(.24)	(.26)
Total distributions	(.28)	(.27)	(2.37)	(.37) C	(.39)
Net asset value, end of period	$11.98	$11.31	$10.28	$14.45	$13.51
Total Return D,E	8.38%	12.65%	(14.04)%	9.88%	13.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40%	.40%	.45%	.50%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.30%	.35%	.35%
Expenses net of all reductions	.25%	.25%	.30%	.35%	.35%
Net investment income (loss)	2.22%	2.11%	1.71%	.95%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$77,812	$77,398	$75,580	$94,708	$114,211
Portfolio turnover rate H	20%	14%	51% I	51% I	24% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$10.32	$14.50	$13.56	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.21	.15	.14
Net realized and unrealized gain (loss)	.69	1.09	(2.00)	1.19	1.54
Total from investment operations	.97	1.34	(1.79)	1.34	1.68
Distributions from net investment income	(.30)	(.29)	(.23)	(.16)	(.14)
Distributions from net realized gain	-	-	(2.16)	(.24)	(.26)
Total distributions	(.30)	(.29)	(2.39)	(.40)	(.40)
Net asset value, end of period	$12.04	$11.37	$10.32	$14.50	$13.56
Total Return C,D	8.51%	12.96%	(13.94)%	10.02%	13.98%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.15%	.15%	.20%	.25%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.15%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.15%	.20%	.20%
Net investment income (loss)	2.37%	2.26%	1.86%	1.10%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$3,875,777	$4,274,306	$4,419,893	$5,887,190	$5,731,732
Portfolio turnover rate G	20%	14%	51% H	51% H	24% H

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $67,951,021)	6,645,046	87,581,711

Bond Funds - 33.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	5,507,354	51,163,318
Fidelity High Income Fund (b)	6,562,692	51,648,384
Fidelity Inflation-Protected Bond Index Fund (b)	11,165,715	99,263,205
Fidelity Long-Term Treasury Bond Index Fund (b)	7,322,246	67,144,997
Fidelity New Markets Income Fund (b)	279,152	3,531,269
Fidelity Total Bond Fund (b)	109,365,620	1,028,036,827
VIP Investment Grade Bond II Portfolio - Investor Class (b)	111,139,060	1,023,590,740
TOTAL BOND FUNDS (Cost $2,422,333,859)		2,324,378,740

Domestic Equity Funds - 38.2%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,570,488	72,650,776
Fidelity Commodity Strategy Fund (b)	205,924	18,829,687
Fidelity Contrafund (b)	3,434,419	72,225,823
Fidelity Enhanced Large Cap Core ETF (b)	2,016,959	66,418,460
Fidelity Enhanced Mid Cap ETF (b)	827,803	27,193,328
Fidelity Enhanced Small Cap ETF (b)	1,216,685	39,359,760
Fidelity Fundamental Small-Mid Cap ETF (b)	563,281	15,140,993
Fidelity Real Estate Investment Portfolio (b)	862,617	33,288,385
Fidelity Stock Selector Small Cap Fund (b)	2,930,749	109,258,326
VIP Stock Selector All Cap Portfolio - Investor Class (b)	169,461,899	2,067,435,170
VIP Value Strategies Portfolio - Investor Class (b)	6,387,297	97,917,265
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,211,883,149)		2,619,717,973

International Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Canada Fund (b)	805,079	52,877,619
Fidelity Emerging Markets Discovery Fund (b)	3,330,573	50,757,926
Fidelity Emerging Markets Fund (b)	11,508,435	438,241,212
Fidelity Enhanced International ETF (b)	4,491,183	123,642,268
Fidelity Global Commodity Stock Fund (b)	575,975	10,338,744
Fidelity Infrastructure Fund (b)	476,038	6,531,236
Fidelity International Capital Appreciation Fund (b)	3,587,164	98,790,491
Fidelity International Discovery Fund (b)	2,479,797	118,807,090
Fidelity International Small Cap Fund (b)	1,647,397	50,393,862
Fidelity International Small Cap Opportunities Fund (b)	3,449,678	67,510,200
Fidelity International Value Fund (b)	7,667,863	77,138,698
Fidelity Japan Smaller Companies Fund (b)	3,312,153	51,669,588
Fidelity Overseas Fund (b)	7,713,803	482,884,065
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,276,002,788)		1,629,582,999

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/30/2025 (d)	4.51	800,000	797,368
US Treasury Bills 0% 1/9/2025 (d)	4.58	1,940,000	1,938,412
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,735,170)			2,735,780

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $208,767,658)	4.36	208,725,912	208,767,658

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,189,673,645)	6,872,764,861
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,096,318
NET ASSETS - 100.0%	6,873,861,179

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	806	Mar 2025	90,666,940	(68,026)	(68,026)
CME E-mini S&P MidCap 400 Index Contracts (United States)	92	Mar 2025	28,949,640	10,036	10,036
ICE MSCI EAFE Index Contracts (United States)	218	Mar 2025	24,715,750	(819,220)	(819,220)

TOTAL PURCHASED					(877,210)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	403	Mar 2025	119,605,363	86,983	86,983

TOTAL FUTURES CONTRACTS					(790,227)
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $839,334.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,860,946	577,056,565	439,149,866	7,531,360	13	-	208,767,658	208,725,912	0.4%
Total	70,860,946	577,056,565	439,149,866	7,531,360	13	-	208,767,658	208,725,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	72,672,920	-	-	-	(22,144)	72,650,776	1,570,488
Fidelity Canada Fund	48,951,193	10,084,565	6,737,932	3,672,552	(13,613)	593,406	52,877,619	805,079
Fidelity Commodity Strategy Fund	18,532,277	2,020,728	1,897,127	689,147	(388,098)	561,907	18,829,687	205,924
Fidelity Contrafund	65,614,917	112,888,202	130,462,683	7,553,509	9,060,212	15,125,175	72,225,823	3,434,419
Fidelity Emerging Markets Discovery Fund	53,057,223	5,564,376	3,990,820	1,949,913	119,830	(3,992,683)	50,757,926	3,330,573
Fidelity Emerging Markets Fund	412,943,178	35,001,616	35,861,720	2,825,017	849,509	25,308,629	438,241,212	11,508,435
Fidelity Enhanced International ETF	114,678,883	4,633,866	-	3,622,181	-	4,329,519	123,642,268	4,491,183
Fidelity Enhanced Large Cap Core ETF	-	137,964,464	73,849,785	253,990	589,459	1,714,322	66,418,460	2,016,959
Fidelity Enhanced Large Cap Value ETF	55,696,110	-	59,950,938	541,404	15,678,232	(11,423,404)	-	-
Fidelity Enhanced Mid Cap ETF	-	28,106,264	3,259,677	206,664	222,637	2,124,104	27,193,328	827,803
Fidelity Enhanced Small Cap ETF	-	36,735,517	-	308,030	-	2,624,243	39,359,760	1,216,685
Fidelity Equity-Income Fund	132,961,011	2,497,885	145,695,235	474,787	30,951,817	(20,715,478)	-	-
Fidelity Floating Rate High Income Fund	64,998,244	8,098,048	21,735,455	4,951,712	(357,837)	160,318	51,163,318	5,507,354
Fidelity Fundamental Small-Mid Cap ETF	-	15,155,582	-	-	-	(14,589)	15,140,993	563,281
Fidelity Global Commodity Stock Fund	10,317,289	949,995	977,327	264,010	81,333	(32,546)	10,338,744	575,975
Fidelity Hedged Equity Fund	80,398,853	530,456	7,809,024	530,455	1,414,590	13,046,836	87,581,711	6,645,046
Fidelity High Income Fund	32,325,105	22,052,489	4,179,056	2,986,153	19,829	1,430,017	51,648,384	6,562,692
Fidelity Inflation-Protected Bond Index Fund	121,283,345	10,311,218	30,507,593	3,667,519	(1,810,226)	(13,539)	99,263,205	11,165,715
Fidelity Infrastructure Fund	5,928,055	762,462	881,458	103,036	6,775	715,402	6,531,236	476,038
Fidelity International Capital Appreciation Fund	91,622,204	14,701,833	10,731,505	3,983,480	790,620	2,407,339	98,790,491	3,587,164
Fidelity International Discovery Fund	107,661,865	16,960,939	14,052,086	3,327,822	(387,629)	8,624,001	118,807,090	2,479,797
Fidelity International Small Cap Fund	50,410,321	6,779,989	5,526,779	1,296,446	182,708	(1,452,377)	50,393,862	1,647,397
Fidelity International Small Cap Opportunities Fund	60,236,982	8,834,169	-	4,057,717	-	(1,560,951)	67,510,200	3,449,678
Fidelity International Value Fund	72,956,733	9,869,641	7,288,519	2,186,994	296,839	1,304,004	77,138,698	7,667,863
Fidelity Japan Smaller Companies Fund	45,177,646	5,028,462	-	2,245,694	-	1,463,480	51,669,588	3,312,153
Fidelity Long-Term Treasury Bond Index Fund	73,850,609	42,301,407	40,457,924	1,835,242	(2,830,403)	(5,718,692)	67,144,997	7,322,246
Fidelity Low-Priced Stock Fund	148,840,987	15,802,729	167,706,945	9,039,294	2,438,792	624,437	-	-
Fidelity New Markets Income Fund	15,895,249	571,717	13,038,507	381,609	(2,190,085)	2,292,895	3,531,269	279,152
Fidelity Overseas Fund	446,263,974	74,083,188	52,896,536	6,594,127	2,254,201	13,179,238	482,884,065	7,713,803
Fidelity Real Estate Investment Portfolio	32,364,428	3,799,099	2,875,018	1,780,969	(69,110)	68,986	33,288,385	862,617
Fidelity Stock Selector Small Cap Fund	-	109,258,326	-	-	-	-	109,258,326	2,930,749
Fidelity Total Bond Fund	978,836,650	197,295,539	128,497,598	44,631,243	(757,344)	(18,840,420)	1,028,036,827	109,365,620
Fidelity U.S. Low Volatility Equity Fund	62,736,299	151,445	64,209,801	-	8,968,487	(7,646,430)	-	-
Fidelity Value Discovery Fund	63,921,110	1,113,705	68,520,772	-	17,043,659	(13,557,702)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	971,144,091	205,158,242	125,720,496	42,661,766	(610,716)	(26,380,381)	1,023,590,740	111,139,060
VIP Stock Selector Portfolio - Investor Class	1,915,137,612	261,556,809	476,191,425	14,774,890	42,858,319	324,073,855	2,067,435,170	169,461,899
VIP Value Strategies Portfolio - Investor Class	-	97,917,265	-	-	-	-	97,917,265	6,387,297
	6,354,742,443	1,577,215,157	1,705,509,741	173,397,372	124,412,787	310,400,777	6,661,261,423	498,510,144

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	87,581,711	87,581,711	-	-

Bond Funds	2,324,378,740	2,324,378,740	-	-

Domestic Equity Funds	2,619,717,973	2,619,717,973	-	-

International Equity Funds	1,629,582,999	1,629,582,999	-	-

U.S. Treasury Obligations	2,735,780	-	2,735,780	-

Money Market Funds	208,767,658	208,767,658	-	-
Total Investments in Securities:	6,872,764,861	6,870,029,081	2,735,780	-
Derivative Instruments: Assets
Futures Contracts	97,019	97,019	-	-
Total Assets	97,019	97,019	-	-
Liabilities
Futures Contracts	(887,246)	(887,246)	-	-
Total Liabilities	(887,246)	(887,246)	-	-
Total Derivative Instruments:	(790,227)	(790,227)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	97,019	(887,246)
Total Equity Risk	97,019	(887,246)
Total Value of Derivatives	97,019	(887,246)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 60% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,735,170)	$2,735,780
Fidelity Central Funds (cost $208,767,658)	208,767,658
Other affiliated issuers (cost $5,978,170,817)	6,661,261,423

Total Investment in Securities (cost $6,189,673,645)		$6,872,764,861
Receivable for investments sold		296,124,883
Receivable for fund shares sold		2,325,424
Distributions receivable from Fidelity Central Funds		797,905
Receivable for daily variation margin on futures contracts		3,922
Total assets		7,172,016,995
Liabilities
Payable for investments purchased	$295,111,145
Payable for fund shares redeemed	2,385,840
Accrued management fee	584,549
Distribution and service plan fees payable	74,282
Total liabilities		298,155,816
Net Assets		$6,873,861,179
Net Assets consist of:
Paid in capital		$6,169,724,453
Total accumulated earnings (loss)		704,136,726
Net Assets		$6,873,861,179

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($117,197,566 ÷ 11,254,247 shares)		$10.41
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($580,498,652 ÷ 55,966,265 shares)		$10.37
Investor Class :
Net Asset Value, offering price and redemption price per share ($6,176,164,961 ÷ 593,094,275 shares)		$10.41
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$253,908
Affiliated issuers		146,126,839
Interest		180,518
Income from Fidelity Central Funds		7,531,360
Total income		154,092,625
Expenses
Management fee	$10,055,081
Distribution and service plan fees	1,580,627
Independent trustees' fees and expenses	17,221
Total expenses before reductions	11,652,929
Expense reductions	(4,054,508)
Total expenses after reductions		7,598,421
Net Investment income (loss)		146,494,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,977,959
Fidelity Central Funds	13
Other affiliated issuers	124,412,787
Foreign currency transactions	467
Futures contracts	(7,147,047)
Capital gain distributions from underlying funds:
Affiliated issuers	27,270,533
Total net realized gain (loss)		149,514,712
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(319)
Affiliated issuers	310,400,777
Futures contracts	466,943
Total change in net unrealized appreciation (depreciation)		310,867,401
Net gain (loss)		460,382,113
Net increase (decrease) in net assets resulting from operations		$606,876,317
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$146,494,204	$130,906,624
Net realized gain (loss)	149,514,712	(33,423,554)
Change in net unrealized appreciation (depreciation)	310,867,401	706,352,348
Net increase (decrease) in net assets resulting from operations	606,876,317	803,835,418
Distributions to shareholders	(140,926,408)	(142,216,963)

Share transactions - net increase (decrease)	(22,914,353)	72,699,093
Total increase (decrease) in net assets	443,035,556	734,317,548

Net Assets
Beginning of period	6,430,825,623	5,696,508,075
End of period	$6,873,861,179	$6,430,825,623

Financial Highlights
VIP FundsManager® 60% Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$8.69	$12.40	$11.35	$10.20
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.16	.13	.11
Net realized and unrealized gain (loss)	.70	1.03	(1.82)	1.25	1.40
Total from investment operations	.93	1.23	(1.66)	1.38	1.51
Distributions from net investment income	(.22)	(.22)	(.17)	(.14)	(.11)
Distributions from net realized gain	-	-	(1.88)	(.20)	(.25)
Total distributions	(.22)	(.22)	(2.05)	(.33) C	(.36)
Net asset value, end of period	$10.41	$9.70	$8.69	$12.40	$11.35
Total Return D,E	9.58%	14.17%	(15.06)%	12.34%	15.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.29%	.35%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	2.19%	2.18%	1.73%	1.08%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$117,198	$96,947	$68,120	$58,353	$28,621
Portfolio turnover rate H	28%	18%	43% I	54% I	22% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$8.65	$12.36	$11.31	$10.17
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.15	.11	.09
Net realized and unrealized gain (loss)	.70	1.03	(1.82)	1.25	1.39
Total from investment operations	.91	1.22	(1.67)	1.36	1.48
Distributions from net investment income	(.20)	(.21)	(.16)	(.12)	(.09)
Distributions from net realized gain	-	-	(1.88)	(.20)	(.25)
Total distributions	(.20)	(.21)	(2.04)	(.31) C	(.34)
Net asset value, end of period	$10.37	$9.66	$8.65	$12.36	$11.31
Total Return D,E	9.45%	14.08%	(15.25)%	12.21%	14.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40%	.40%	.45%	.50%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.29%	.35%	.35%
Expenses net of all reductions	.25%	.25%	.29%	.35%	.35%
Net investment income (loss)	2.04%	2.03%	1.58%	.93%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$580,499	$582,339	$534,692	$640,658	$656,402
Portfolio turnover rate H	28%	18%	43% I	54% I	22% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$8.69	$12.40	$11.35	$10.20
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.16	.13	.11
Net realized and unrealized gain (loss)	.70	1.03	(1.82)	1.25	1.40
Total from investment operations	.93	1.23	(1.66)	1.38	1.51
Distributions from net investment income	(.22)	(.22)	(.17)	(.14)	(.11)
Distributions from net realized gain	-	-	(1.88)	(.20)	(.25)
Total distributions	(.22)	(.22)	(2.05)	(.33) C	(.36)
Net asset value, end of period	$10.41	$9.70	$8.69	$12.40	$11.35
Total Return D,E	9.58%	14.17%	(15.06)%	12.34%	15.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15%	.15%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	2.19%	2.18%	1.73%	1.08%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$6,176,165	$5,751,540	$5,093,696	$6,493,070	$5,919,107
Portfolio turnover rate H	28%	18%	43% I	54% I	22% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $22,852,793)	2,236,732	29,480,124

Bond Funds - 23.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	1,819,124	16,899,666
Fidelity High Income Fund (b)	2,163,555	17,027,174
Fidelity Inflation-Protected Bond Index Fund (b)	3,703,787	32,926,664
Fidelity Long-Term Treasury Bond Index Fund (b)	2,439,277	22,368,169
Fidelity New Markets Income Fund (b)	91,584	1,158,535
Fidelity Total Bond Fund (b)	24,125,345	226,778,243
VIP Investment Grade Bond II Portfolio - Investor Class (b)	24,517,210	225,803,503
TOTAL BOND FUNDS (Cost $562,490,912)		542,961,954

Domestic Equity Funds - 44.2%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	611,333	28,280,265
Fidelity Commodity Strategy Fund (b)	81,471	7,449,729
Fidelity Contrafund (b)	1,337,334	28,124,144
Fidelity Enhanced Large Cap Core ETF (b)	688,960	22,687,453
Fidelity Enhanced Mid Cap ETF (b)	275,577	9,052,704
Fidelity Enhanced Small Cap ETF (b)	405,036	13,102,915
Fidelity Fundamental Small-Mid Cap ETF (b)	219,264	5,893,816
Fidelity Real Estate Investment Portfolio (b)	281,618	10,867,633
Fidelity Stock Selector Small Cap Fund (b)	1,140,786	42,528,499
VIP Stock Selector All Cap Portfolio - Investor Class (b)	65,960,799	804,721,746
VIP Value Strategies Portfolio - Investor Class (b)	2,486,275	38,114,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $853,825,331)		1,010,823,495

International Equity Funds - 27.8%
	Shares	Value ($)
Fidelity Canada Fund (b)	312,220	20,506,597
Fidelity Emerging Markets Discovery Fund (b)	1,156,471	17,624,623
Fidelity Emerging Markets Fund (b)	4,540,865	172,916,140
Fidelity Enhanced International ETF (b)	1,742,427	47,969,015
Fidelity Global Commodity Stock Fund (b)	109,044	1,957,343
Fidelity Infrastructure Fund (b)	157,202	2,156,818
Fidelity International Capital Appreciation Fund (b)	1,446,070	39,824,759
Fidelity International Discovery Fund (b)	996,293	47,732,397
Fidelity International Small Cap Fund (b)	656,588	20,085,018
Fidelity International Small Cap Opportunities Fund (b)	1,159,431	22,690,066
Fidelity International Value Fund (b)	3,051,366	30,696,740
Fidelity Japan Smaller Companies Fund (b)	1,096,518	17,105,676
Fidelity Overseas Fund (b)	3,105,688	194,416,096
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $522,754,408)		635,681,288

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/30/2025 (d)	4.51	310,000	308,979
US Treasury Bills 0% 1/9/2025	4.58	610,000	609,501
TOTAL U.S. TREASURY OBLIGATIONS (Cost $918,271)			918,480

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $68,983,699)	4.36	68,969,905	68,983,699

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,031,825,414)	2,288,849,040
NET OTHER ASSETS (LIABILITIES) - 0.0%	439,141
NET ASSETS - 100.0%	2,289,288,181

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	314	Mar 2025	35,321,860	(26,489)	(26,489)
CME E-mini S&P MidCap 400 Index Contracts (United States)	36	Mar 2025	11,328,120	3,925	3,925
ICE MSCI EAFE Index Contracts (United States)	59	Mar 2025	6,689,125	(221,721)	(221,721)

TOTAL PURCHASED					(244,285)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	157	Mar 2025	46,595,638	33,730	33,730

TOTAL FUTURES CONTRACTS					(210,555)
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $231,236.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	25,719,081	129,921,859	86,657,241	2,783,113	-	-	68,983,699	68,969,905	0.1%
Total	25,719,081	129,921,859	86,657,241	2,783,113	-	-	68,983,699	68,969,905

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	28,288,885	-	-	-	(8,620)	28,280,265	611,333
Fidelity Canada Fund	18,190,478	3,823,895	1,687,827	1,420,366	(7,063)	187,114	20,506,597	312,220
Fidelity Commodity Strategy Fund	7,148,072	647,798	407,176	272,656	(43,500)	104,535	7,449,729	81,471
Fidelity Contrafund	26,403,063	41,138,566	48,998,480	2,933,312	3,856,445	5,724,550	28,124,144	1,337,334
Fidelity Emerging Markets Discovery Fund	17,405,241	2,547,066	986,745	675,782	(3,398)	(1,337,541)	17,624,623	1,156,471
Fidelity Emerging Markets Fund	153,104,055	19,196,661	8,871,523	1,112,738	70,454	9,416,493	172,916,140	4,540,865
Fidelity Enhanced International ETF	44,104,427	2,211,481	-	1,395,468	-	1,653,107	47,969,015	1,742,427
Fidelity Enhanced Large Cap Core ETF	-	48,352,732	26,325,131	81,255	213,185	446,667	22,687,453	688,960
Fidelity Enhanced Large Cap Value ETF	26,746,144	-	28,789,379	259,990	7,127,309	(5,084,074)	-	-
Fidelity Enhanced Mid Cap ETF	-	9,201,626	917,463	67,915	62,664	705,877	9,052,704	275,577
Fidelity Enhanced Small Cap ETF	-	12,229,179	-	101,681	-	873,736	13,102,915	405,036
Fidelity Equity-Income Fund	45,778,814	760,735	50,066,203	162,985	10,369,058	(6,842,404)	-	-
Fidelity Floating Rate High Income Fund	15,644,981	2,195,265	925,062	1,342,972	2,141	(17,659)	16,899,666	1,819,124
Fidelity Fundamental Small-Mid Cap ETF	-	5,899,495	-	-	-	(5,679)	5,893,816	219,264
Fidelity Global Commodity Stock Fund	1,919,924	242,980	209,681	49,802	7,711	(3,591)	1,957,343	109,044
Fidelity Hedged Equity Fund	25,857,327	178,226	1,286,140	178,226	215,652	4,515,059	29,480,124	2,236,732
Fidelity High Income Fund	10,382,945	7,052,420	884,010	976,092	5,590	470,229	17,027,174	2,163,555
Fidelity Inflation-Protected Bond Index Fund	38,885,960	3,070,366	8,431,086	1,211,834	(602,550)	3,974	32,926,664	3,703,787
Fidelity Infrastructure Fund	1,891,412	235,603	205,166	33,608	280	234,689	2,156,818	157,202
Fidelity International Capital Appreciation Fund	35,573,485	5,737,461	2,685,680	1,602,252	19,225	1,180,268	39,824,759	1,446,070
Fidelity International Discovery Fund	41,572,529	6,544,695	3,517,419	1,333,711	(67,918)	3,200,510	47,732,397	996,293
Fidelity International Small Cap Fund	19,376,827	2,616,555	1,383,035	515,521	755	(526,084)	20,085,018	656,588
Fidelity International Small Cap Opportunities Fund	20,266,795	2,932,278	-	1,362,969	-	(509,007)	22,690,066	1,159,431
Fidelity International Value Fund	28,101,130	3,855,800	1,825,754	868,928	37,876	527,688	30,696,740	3,051,366
Fidelity Japan Smaller Companies Fund	14,955,959	1,665,250	-	743,457	-	484,467	17,105,676	1,096,518
Fidelity Long-Term Treasury Bond Index Fund	23,670,343	13,927,956	12,428,307	602,235	(1,094,524)	(1,707,299)	22,368,169	2,439,277
Fidelity Low-Priced Stock Fund	54,932,364	5,982,555	61,876,899	3,507,960	124,434	837,546	-	-
Fidelity New Markets Income Fund	5,363,159	183,770	4,422,719	127,866	302,033	(267,708)	1,158,535	91,584
Fidelity Overseas Fund	173,051,933	28,789,201	13,201,782	2,648,904	212,442	5,564,302	194,416,096	3,105,688
Fidelity Real Estate Investment Portfolio	10,324,914	1,149,213	616,731	581,017	(15,160)	25,397	10,867,633	281,618
Fidelity Stock Selector Small Cap Fund	-	42,528,499	-	-	-	-	42,528,499	1,140,786
Fidelity Total Bond Fund	211,869,923	42,637,839	23,496,906	9,780,751	(285,846)	(3,946,767)	226,778,243	24,125,345
Fidelity U.S. Low Volatility Equity Fund	20,227,098	70,231	20,729,275	-	2,896,040	(2,464,094)	-	-
Fidelity Value Discovery Fund	22,335,424	329,260	23,882,196	-	6,167,877	(4,950,365)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	210,213,338	44,368,578	22,885,736	9,392,004	(433,268)	(5,459,409)	225,803,503	24,517,210
VIP Stock Selector Portfolio - Investor Class	719,984,357	99,148,587	154,850,592	5,740,617	14,007,815	126,431,579	804,721,746	65,960,799
VIP Value Strategies Portfolio - Investor Class	-	38,114,591	-	-	-	-	38,114,591	2,486,275
	2,045,282,421	527,855,298	526,794,103	51,084,874	43,145,759	129,457,486	2,218,946,861	154,115,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	29,480,124	29,480,124	-	-

Bond Funds	542,961,954	542,961,954	-	-

Domestic Equity Funds	1,010,823,495	1,010,823,495	-	-

International Equity Funds	635,681,288	635,681,288	-	-

U.S. Treasury Obligations	918,480	-	918,480	-

Money Market Funds	68,983,699	68,983,699	-	-
Total Investments in Securities:	2,288,849,040	2,287,930,560	918,480	-
Derivative Instruments: Assets
Futures Contracts	37,655	37,655	-	-
Total Assets	37,655	37,655	-	-
Liabilities
Futures Contracts	(248,210)	(248,210)	-	-
Total Liabilities	(248,210)	(248,210)	-	-
Total Derivative Instruments:	(210,555)	(210,555)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	37,655	(248,210)
Total Equity Risk	37,655	(248,210)
Total Value of Derivatives	37,655	(248,210)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 70% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $918,271)	$918,480
Fidelity Central Funds (cost $68,983,699)	68,983,699
Other affiliated issuers (cost $1,961,923,444)	2,218,946,861

Total Investment in Securities (cost $2,031,825,414)		$2,288,849,040
Receivable for investments sold		115,783,048
Receivable for fund shares sold		121,274
Distributions receivable from Fidelity Central Funds		263,905
Receivable for daily variation margin on futures contracts		4,381
Total assets		2,405,021,648
Liabilities
Payable for investments purchased	$114,832,474
Payable for fund shares redeemed	697,126
Accrued management fee	194,916
Distribution and service plan fees payable	8,951
Total liabilities		115,733,467
Net Assets		$2,289,288,181
Net Assets consist of:
Paid in capital		$2,011,718,222
Total accumulated earnings (loss)		277,569,959
Net Assets		$2,289,288,181

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($71,890 ÷ 5,414 shares)		$13.28
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($69,646,687 ÷ 5,280,292 shares)		$13.19
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,219,569,604 ÷ 167,233,086 shares)		$13.27
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$83,458
Affiliated issuers		40,770,522
Interest		64,339
Income from Fidelity Central Funds		2,783,113
Total income		43,701,432
Expenses
Management fee	$3,308,605
Distribution and service plan fees	176,615
Independent trustees' fees and expenses	5,645
Total expenses before reductions	3,490,865
Expense reductions	(1,175,480)
Total expenses after reductions		2,315,385
Net Investment income (loss)		41,386,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,674,529
Affiliated issuers	43,145,759
Foreign currency transactions	150
Futures contracts	(2,506,024)
Capital gain distributions from underlying funds:
Affiliated issuers	10,314,352
Total net realized gain (loss)		52,628,766
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(134)
Affiliated issuers	129,457,486
Futures contracts	273,367
Total change in net unrealized appreciation (depreciation)		129,730,719
Net gain (loss)		182,359,485
Net increase (decrease) in net assets resulting from operations		$223,745,532
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,386,047	$36,163,060
Net realized gain (loss)	52,628,766	(10,886,233)
Change in net unrealized appreciation (depreciation)	129,730,719	261,094,283
Net increase (decrease) in net assets resulting from operations	223,745,532	286,371,110
Distributions to shareholders	(39,755,123)	(39,485,458)

Share transactions - net increase (decrease)	32,337,091	(21,696,786)
Total increase (decrease) in net assets	216,327,500	225,188,866

Net Assets
Beginning of period	2,072,960,681	1,847,771,815
End of period	$2,289,288,181	$2,072,960,681

Financial Highlights
VIP FundsManager® 70% Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.74	$15.55	$13.90	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.25	.21	.18	.15	.12
Net realized and unrealized gain (loss)	1.08	1.48	(2.33)	1.86	1.82
Total from investment operations	1.33	1.69	(2.15)	2.01	1.94
Distributions from net investment income	(.24)	(.24)	(.19)	(.16)	(.12)
Distributions from net realized gain	-	-	(2.47)	(.20)	(.30)
Total distributions	(.24)	(.24)	(2.66)	(.36)	(.41) C
Net asset value, end of period	$13.28	$12.19	$10.74	$15.55	$13.90
Total Return D,E	10.87%	15.72%	(15.65)%	14.60%	16.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.29%	.35%	.35%
Expenses net of fee waivers, if any	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	1.88%	1.87%	1.58%	.99%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$72	$66	$58	$84	$75
Portfolio turnover rate H	29%	15%	33% I	60% I	24% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.11	$10.67	$15.47	$13.83	$12.31
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.16	.12	.10
Net realized and unrealized gain (loss)	1.07	1.46	(2.31)	1.85	1.82
Total from investment operations	1.29	1.66	(2.15)	1.97	1.92
Distributions from net investment income	(.21)	(.22)	(.17)	(.13)	(.10)
Distributions from net realized gain	-	-	(2.47)	(.20)	(.30)
Total distributions	(.21)	(.22)	(2.65) C	(.33)	(.40)
Net asset value, end of period	$13.19	$12.11	$10.67	$15.47	$13.83
Total Return D,E	10.68%	15.57%	(15.79)%	14.44%	15.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40%	.40%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.29%	.35%	.35%
Expenses net of all reductions	.25%	.25%	.29%	.35%	.35%
Net investment income (loss)	1.73%	1.72%	1.43%	.84%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$69,647	$68,638	$61,541	$74,699	$66,433
Portfolio turnover rate H	29%	15%	33% I	60% I	24% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$10.73	$15.54	$13.90	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.25	.21	.18	.15	.12
Net realized and unrealized gain (loss)	1.08	1.48	(2.33)	1.85	1.82
Total from investment operations	1.33	1.69	(2.15)	2.00	1.94
Distributions from net investment income	(.24)	(.24)	(.19)	(.16)	(.12)
Distributions from net realized gain	-	-	(2.47)	(.20)	(.30)
Total distributions	(.24)	(.24)	(2.66)	(.36)	(.41) C
Net asset value, end of period	$13.27	$12.18	$10.73	$15.54	$13.90
Total Return D,E	10.88%	15.73%	(15.67)%	14.52%	16.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15%	.15%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	1.88%	1.87%	1.58%	.99%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$2,219,570	$2,004,256	$1,786,172	$2,136,227	$1,769,102
Portfolio turnover rate H	29%	15%	33% I	60% I	24% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $9,432,671)	920,155	12,127,648

Bond Funds - 13.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	529,963	4,923,357
Fidelity High Income Fund (b)	621,793	4,893,512
Fidelity Inflation-Protected Bond Index Fund (b)	1,543,919	13,725,438
Fidelity Long-Term Treasury Bond Index Fund (b)	1,023,833	9,388,546
Fidelity New Markets Income Fund (b)	37,051	468,695
Fidelity Total Bond Fund (b)	4,941,246	46,447,709
VIP Investment Grade Bond II Portfolio - Investor Class (b)	5,021,824	46,251,001
TOTAL BOND FUNDS (Cost $129,467,657)		126,098,258

Domestic Equity Funds - 53.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	313,986	14,524,992
Fidelity Commodity Strategy Fund (b)	28,535	2,609,210
Fidelity Contrafund (b)	687,112	14,449,975
Fidelity Enhanced Large Cap Core ETF (b)	284,932	9,382,811
Fidelity Enhanced Mid Cap ETF (b)	114,674	3,767,041
Fidelity Enhanced Small Cap ETF (b)	168,545	5,452,431
Fidelity Fundamental Small-Mid Cap ETF (b)	112,616	3,027,118
Fidelity Real Estate Investment Portfolio (b)	119,552	4,613,495
Fidelity Stock Selector Small Cap Fund (b)	585,917	21,842,967
VIP Stock Selector All Cap Portfolio - Investor Class (b)	33,887,449	413,426,873
VIP Value Strategies Portfolio - Investor Class (b)	1,276,970	19,575,950
TOTAL DOMESTIC EQUITY FUNDS (Cost $436,297,934)		512,672,863

International Equity Funds - 31.8%
	Shares	Value ($)
Fidelity Canada Fund (b)	153,033	10,051,210
Fidelity Emerging Markets Discovery Fund (b)	395,284	6,024,131
Fidelity Emerging Markets Fund (b)	2,215,563	84,368,625
Fidelity Enhanced International ETF (b)	786,406	21,649,757
Fidelity Global Commodity Stock Fund (b)	108,404	1,945,858
Fidelity Infrastructure Fund (b)	67,892	931,485
Fidelity International Capital Appreciation Fund (b)	715,803	19,713,204
Fidelity International Discovery Fund (b)	495,651	23,746,660
Fidelity International Small Cap Fund (b)	323,320	9,890,353
Fidelity International Small Cap Opportunities Fund (b)	605,584	11,851,284
Fidelity International Value Fund (b)	1,477,171	14,860,335
Fidelity Japan Fund (b)	32,045	528,424
Fidelity Japan Smaller Companies Fund (b)	443,168	6,913,423
Fidelity Overseas Fund (b)	1,482,122	92,780,850
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $258,279,701)		305,255,599

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.55	460,000	460,000
US Treasury Bills 0% 1/30/2025 (d)	4.51	90,000	89,704
US Treasury Bills 0% 1/9/2025 (d)	4.58	320,000	319,738
TOTAL U.S. TREASURY OBLIGATIONS (Cost $869,296)			869,442

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,251,222)	4.36	2,250,773	2,251,223

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $836,598,481)	959,275,033
NET OTHER ASSETS (LIABILITIES) - 0.0%	80,304
NET ASSETS - 100.0%	959,355,337

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	161	Mar 2025	18,110,890	(13,569)	(13,569)
CME E-mini S&P MidCap 400 Index Contracts (United States)	18	Mar 2025	5,664,060	1,977	1,977
ICE MSCI EAFE Index Contracts (United States)	156	Mar 2025	17,686,500	(586,222)	(586,222)
ICE MSCI Emerging Markets Index Contracts (United States)	130	Mar 2025	6,979,700	(241,796)	(241,796)

TOTAL PURCHASED					(839,610)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	81	Mar 2025	24,039,788	17,417	17,417

TOTAL FUTURES CONTRACTS					(822,193)
The notional amount of futures purchased as a percentage of Net Assets is 5.0%
The notional amount of futures sold as a percentage of Net Assets is 2.5%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $808,442.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,688,473	89,313,285	93,750,524	775,829	(12)	1	2,251,223	2,250,773	0.0%
Total	6,688,473	89,313,285	93,750,524	775,829	(12)	1	2,251,223	2,250,773

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	14,529,419	-	-	-	(4,427)	14,524,992	313,986
Fidelity Canada Fund	7,915,360	2,977,867	858,903	696,910	100	16,786	10,051,210	153,033
Fidelity Commodity Strategy Fund	2,363,650	362,096	134,941	94,716	(20)	18,425	2,609,210	28,535
Fidelity Contrafund	11,357,603	23,486,566	24,796,233	1,492,426	1,039,468	3,362,571	14,449,975	687,112
Fidelity Emerging Markets Discovery Fund	5,635,512	1,416,811	563,764	231,019	2,162	(466,590)	6,024,131	395,284
Fidelity Emerging Markets Fund	73,626,545	11,687,180	5,582,827	543,253	281,458	4,356,269	84,368,625	2,215,563
Fidelity Enhanced International ETF	19,543,936	1,492,498	109,468	620,643	14,903	707,888	21,649,757	786,406
Fidelity Enhanced Large Cap Core ETF	-	18,070,924	8,907,017	32,554	57,929	160,975	9,382,811	284,932
Fidelity Enhanced Large Cap Value ETF	15,548,164	-	16,735,945	151,139	3,577,117	(2,389,336)	-	-
Fidelity Enhanced Mid Cap ETF	-	3,762,318	307,199	27,790	20,982	290,940	3,767,041	114,674
Fidelity Enhanced Small Cap ETF	-	5,101,389	-	41,855	-	351,042	5,452,431	168,545
Fidelity Equity-Income Fund	23,295,038	1,101,750	26,209,477	84,711	5,024,994	(3,212,305)	-	-
Fidelity Floating Rate High Income Fund	2,018,095	4,628,612	1,712,881	180,987	53,219	(63,688)	4,923,357	529,963
Fidelity Fundamental Small-Mid Cap ETF	-	3,030,035	-	-	-	(2,917)	3,027,118	112,616
Fidelity Global Commodity Stock Fund	3,149,967	313,303	1,438,829	49,620	405,350	(483,933)	1,945,858	108,404
Fidelity Hedged Equity Fund	9,971,753	352,390	86,320	73,140	2,244	1,887,581	12,127,648	920,155
Fidelity High Income Fund	-	4,962,945	117,309	159,123	(212)	48,088	4,893,512	621,793
Fidelity Inflation-Protected Bond Index Fund	14,904,513	2,296,177	3,229,872	499,483	(311,074)	65,694	13,725,438	1,543,919
Fidelity Infrastructure Fund	720,315	214,434	98,616	13,975	(219)	95,571	931,485	67,892
Fidelity International Capital Appreciation Fund	15,982,839	4,663,158	1,386,734	793,772	12,242	441,699	19,713,204	715,803
Fidelity International Discovery Fund	18,630,495	5,588,893	1,805,590	664,124	55,784	1,277,078	23,746,660	495,651
Fidelity International Small Cap Fund	8,656,697	2,220,254	713,199	254,064	1,385	(274,784)	9,890,353	323,320
Fidelity International Small Cap Opportunities Fund	9,671,322	2,467,376	-	711,718	-	(287,414)	11,851,284	605,584
Fidelity International Value Fund	12,459,531	3,158,264	951,852	420,998	(1,807)	196,199	14,860,335	1,477,171
Fidelity Japan Fund	1,820,067	24,482	1,472,949	24,481	209,071	(52,247)	528,424	32,045
Fidelity Japan Smaller Companies Fund	6,837,976	300,476	490,983	300,475	10,159	255,795	6,913,423	443,168
Fidelity Long-Term Treasury Bond Index Fund	10,199,317	6,203,213	5,859,130	247,197	(567,963)	(586,891)	9,388,546	1,023,833
Fidelity Low-Priced Stock Fund	29,032,604	4,908,632	34,596,533	1,765,757	(719,368)	1,374,665	-	-
Fidelity New Markets Income Fund	2,059,321	143,379	1,747,613	50,176	47,320	(33,712)	468,695	37,051
Fidelity Overseas Fund	75,065,263	22,315,730	6,828,567	1,265,136	72,847	2,155,577	92,780,850	1,482,122
Fidelity Real Estate Investment Portfolio	3,959,349	2,291,829	1,612,160	220,906	23,645	(49,168)	4,613,495	119,552
Fidelity Stock Selector Small Cap Fund	-	21,842,967	-	-	-	-	21,842,967	585,917
Fidelity Total Bond Fund	41,847,328	12,866,397	7,475,249	1,948,982	(109,476)	(681,291)	46,447,709	4,941,246
Fidelity U.S. Low Volatility Equity Fund	7,807,593	37,919	8,010,867	-	1,114,944	(949,589)	-	-
Fidelity Value Discovery Fund	14,701,329	560,555	16,073,494	-	4,042,840	(3,231,230)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	41,702,201	12,856,374	7,141,148	1,920,302	(119,288)	(1,047,138)	46,251,001	5,021,824
VIP Stock Selector Portfolio - Investor Class	303,814,232	116,063,493	72,095,344	2,948,803	3,876,118	61,768,374	413,426,873	33,887,449
VIP Value Strategies Portfolio - Investor Class	-	19,575,950	-	-	-	-	19,575,950	1,276,970
	794,297,915	337,876,055	259,151,013	18,530,235	18,116,854	65,014,557	956,154,368	61,521,518

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	12,127,648	12,127,648	-	-

Bond Funds	126,098,258	126,098,258	-	-

Domestic Equity Funds	512,672,863	512,672,863	-	-

International Equity Funds	305,255,599	305,255,599	-	-

U.S. Treasury Obligations	869,442	-	869,442	-

Money Market Funds	2,251,223	2,251,223	-	-
Total Investments in Securities:	959,275,033	958,405,591	869,442	-
Derivative Instruments: Assets
Futures Contracts	19,394	19,394	-	-
Total Assets	19,394	19,394	-	-
Liabilities
Futures Contracts	(841,587)	(841,587)	-	-
Total Liabilities	(841,587)	(841,587)	-	-
Total Derivative Instruments:	(822,193)	(822,193)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	19,394	(841,587)
Total Equity Risk	19,394	(841,587)
Total Value of Derivatives	19,394	(841,587)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 85% Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $869,296)	$869,442
Fidelity Central Funds (cost $2,251,222)	2,251,223
Other affiliated issuers (cost $833,477,963)	956,154,368

Total Investment in Securities (cost $836,598,481)		$959,275,033
Cash		61
Receivable for investments sold		59,200,913
Receivable for fund shares sold		24,841
Distributions receivable from Fidelity Central Funds		10,334
Total assets		1,018,511,182
Liabilities
Payable for investments purchased	$58,978,778
Payable for fund shares redeemed	54,710
Accrued management fee	81,943
Distribution and service plan fees payable	7,442
Payable for daily variation margin on futures contracts	32,916
Other payables and accrued expenses	56
Total liabilities		59,155,845
Net Assets		$959,355,337
Net Assets consist of:
Paid in capital		$825,924,344
Total accumulated earnings (loss)		133,430,993
Net Assets		$959,355,337

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($112,851 ÷ 8,311 shares)		$13.58
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($58,215,473 ÷ 4,351,324 shares)		$13.38
Investor Class :
Net Asset Value, offering price and redemption price per share ($901,027,013 ÷ 66,682,204 shares)		$13.51
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$33,905
Affiliated issuers		13,393,615
Interest		70,943
Income from Fidelity Central Funds		775,829
Total income		14,274,292
Expenses
Management fee	$1,346,238
Distribution and service plan fees	143,094
Independent trustees' fees and expenses	2,276
Total expenses before reductions	1,491,608
Expense reductions	(506,965)
Total expenses after reductions		984,643
Net Investment income (loss)		13,289,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	561,793
Fidelity Central Funds	(12)
Other affiliated issuers	18,116,854
Foreign currency transactions	58
Futures contracts	1,795,523
Capital gain distributions from underlying funds:
Affiliated issuers	5,136,620
Total net realized gain (loss)		25,610,836
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(97)
Fidelity Central Funds	1
Other affiliated issuers	65,014,557
Futures contracts	(1,727,061)
Total change in net unrealized appreciation (depreciation)		63,287,400
Net gain (loss)		88,898,236
Net increase (decrease) in net assets resulting from operations		$102,187,885
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,289,649	$10,788,033
Net realized gain (loss)	25,610,836	(2,632,268)
Change in net unrealized appreciation (depreciation)	63,287,400	112,771,154
Net increase (decrease) in net assets resulting from operations	102,187,885	120,926,919
Distributions to shareholders	(12,653,461)	(11,901,106)

Share transactions - net increase (decrease)	67,748,056	8,282,094
Total increase (decrease) in net assets	157,282,480	117,307,907

Net Assets
Beginning of period	802,072,857	684,764,950
End of period	$959,355,337	$802,072,857

Financial Highlights
VIP FundsManager® 85% Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$10.55	$15.82	$13.88	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.12	.12	.09
Net realized and unrealized gain (loss)	1.33	1.69	(2.46)	2.34	2.04
Total from investment operations	1.53	1.86	(2.34)	2.46	2.13
Distributions from net investment income	(.18)	(.18)	(.13)	(.15)	(.10)
Distributions from net realized gain	-	-	(2.80)	(.37)	(.39)
Total distributions	(.18)	(.18)	(2.93)	(.52)	(.50) C
Net asset value, end of period	$13.58	$12.23	$10.55	$15.82	$13.88
Total Return D,E	12.53%	17.69%	(17.01)%	18.02%	17.93%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.29%	.25%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	1.49%	1.48%	1.18%	.78%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$113	$111	$100	$-	$-
Portfolio turnover rate H	34%	19%	28% I	68% I	37% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.05	$10.40	$15.65	$13.76	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.11	.10	.08
Net realized and unrealized gain (loss)	1.32	1.67	(2.45)	2.29	1.96
Total from investment operations	1.49	1.82	(2.34)	2.39	2.04
Distributions from net investment income	(.16)	(.17)	(.11)	(.13)	(.09)
Distributions from net realized gain	-	-	(2.80)	(.37)	(.39)
Total distributions	(.16)	(.17)	(2.91)	(.50)	(.48)
Net asset value, end of period	$13.38	$12.05	$10.40	$15.65	$13.76
Total Return C,D	12.38%	17.48%	(17.19)%	17.64%	17.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40%	.40%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.25%	.25%	.29%	.35%	.35%
Expenses net of all reductions	.25%	.25%	.29%	.35%	.35%
Net investment income (loss)	1.34%	1.33%	1.03%	.68%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$58,215	$53,871	$48,826	$58,047	$48,373
Portfolio turnover rate G	34%	19%	28% H	68% H	37% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$10.50	$15.77	$13.86	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.20	.17	.13	.12	.10
Net realized and unrealized gain (loss)	1.32	1.68	(2.47)	2.31	1.98
Total from investment operations	1.52	1.85	(2.34)	2.43	2.08
Distributions from net investment income	(.18)	(.18)	(.13)	(.15)	(.10)
Distributions from net realized gain	-	-	(2.80)	(.37)	(.39)
Total distributions	(.18)	(.18)	(2.93)	(.52)	(.50) C
Net asset value, end of period	$13.51	$12.17	$10.50	$15.77	$13.86
Total Return D,E	12.51%	17.68%	(17.07)%	17.83%	17.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15%	.15%	.19%	.25%	.25%
Expenses net of fee waivers, if any	.10%	.10%	.14%	.20%	.20%
Expenses net of all reductions	.10%	.10%	.14%	.20%	.20%
Net investment income (loss)	1.49%	1.48%	1.18%	.83%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$901,027	$748,091	$635,839	$755,243	$615,808
Portfolio turnover rate H	34%	19%	28% I	68% I	37% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class, Service Class 2 and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP FundsManager 20% Portfolio	666,403,852	30,599,337	(19,213,947)	11,385,390
VIP FundsManager 30% Portfolio	14,330,435	629,140	(263,861)	365,279
VIP FundsManager 40% Portfolio	23,624,577	1,497,090	(520,572)	976,518
VIP FundsManager 50% Portfolio	3,643,314,496	431,578,661	(122,536,712)	309,041,949
VIP FundsManager 60% Portfolio	6,204,120,292	875,627,100	(206,982,531)	668,644,569
VIP FundsManager 70% Portfolio	2,035,558,641	317,413,205	(64,122,806)	253,290,399
VIP FundsManager 85% Portfolio	839,644,532	146,250,851	(26,620,350)	119,630,501

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP FundsManager 20% Portfolio	1,152,466	-	(29,057,749)	(11,385,389)
VIP FundsManager 30% Portfolio	823	20,192	-	365,279
VIP FundsManager 40% Portfolio	-	41,225	-	976,518
VIP FundsManager 50% Portfolio	5,206,742	-	(21,464,613)	309,041,950
VIP FundsManager 60% Portfolio	8,046,122	27,446,036	-	668,644,570
VIP FundsManager 70% Portfolio	2,339,714	21,939,848	-	253,290,399
VIP FundsManager 85% Portfolio	850,781	12,949,708	-	119,630,501

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP FundsManager 20% Portfolio	(10,832,096)	(18,225,653)	(29,057,749)
VIP FundsManager 50% Portfolio	(21,464,613)	-	(21,464,613)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to December 31, 2024. Loss deferrals were as follows:

Capital losses ($)

VIP FundsManager 40% Portfolio	(5,604)

The tax character of distributions paid was as follows:

December 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP FundsManager 20% Portfolio	24,562,137	-	24,562,137
VIP FundsManager 30% Portfolio	414,627	10,047	424,674
VIP FundsManager 40% Portfolio	666,858	21,828	688,686
VIP FundsManager 50% Portfolio	95,669,676	-	95,669,676
VIP FundsManager 60% Portfolio	140,926,408	-	140,926,408
VIP FundsManager 70% Portfolio	39,755,123	-	39,755,123
VIP FundsManager 85% Portfolio	12,653,461	-	12,653,461

December 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP FundsManager 20% Portfolio	27,487,975	-	27,487,975
VIP FundsManager 30% PortfolioA	124,436	-	124,436
VIP FundsManager 40% PortfolioA	196,436	5,355	201,791
VIP FundsManager 50% Portfolio	108,450,832	-	108,450,832
VIP FundsManager 60% Portfolio	142,216,963	-	142,216,963
VIP FundsManager 70% Portfolio	39,485,458	-	39,485,458
VIP FundsManager 85% Portfolio	11,901,106	-	11,901,106

A For the period April 13, 2023 (commencement of operations) through December 31, 2023.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP FundsManager 20% Portfolio
Equity Risk
Futures Contracts	(2,158,639)	810,249
Total Equity Risk	(2,158,639)	810,249
Interest Rate Risk
Futures Contracts	(329,517)	-
Total Interest Rate Risk	(329,517)	-
Totals	(2,488,156)	810,249
VIP FundsManager 30% Portfolio
Interest Rate Risk
Futures Contracts	(7,573)	-
Total Interest Rate Risk	(7,573)	-
Totals	(7,573)	-
VIP FundsManager 40% Portfolio
Interest Rate Risk
Futures Contracts	(14,506)	-
Total Interest Rate Risk	(14,506)	-
Totals	(14,506)	-
VIP FundsManager 50% Portfolio
Equity Risk
Futures Contracts	(21,930,055)	7,890,388
Total Equity Risk	(21,930,055)	7,890,388
Interest Rate Risk
Futures Contracts	(1,883,621)	-
Total Interest Rate Risk	(1,883,621)	-
Totals	(23,813,676)	7,890,388
VIP FundsManager 60% Portfolio
Equity Risk
Futures Contracts	(3,963,377)	466,943
Total Equity Risk	(3,963,377)	466,943
Interest Rate Risk
Futures Contracts	(3,183,670)	-
Total Interest Rate Risk	(3,183,670)	-
Totals	(7,147,047)	466,943
VIP FundsManager 70% Portfolio
Equity Risk
Futures Contracts	(1,446,896)	273,367
Total Equity Risk	(1,446,896)	273,367
Interest Rate Risk
Futures Contracts	(1,059,128)	-
Total Interest Rate Risk	(1,059,128)	-
Totals	(2,506,024)	273,367
VIP FundsManager 85% Portfolio
Equity Risk
Futures Contracts	2,230,448	(1,727,061)
Total Equity Risk	2,230,448	(1,727,061)
Interest Rate Risk
Futures Contracts	(434,925)	-
Total Interest Rate Risk	(434,925)	-
Totals	1,795,523	(1,727,061)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP FundsManager 20% Portfolio	14,576,279
VIP FundsManager 50% Portfolio	135,816,946

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	125,329,324	231,306,247
VIP FundsManager 30% Portfolio	11,216,126	3,468,205
VIP FundsManager 40% Portfolio	15,225,346	6,029,844
VIP FundsManager 50% Portfolio	801,315,424	1,707,668,694
VIP FundsManager 60% Portfolio	1,867,475,675	2,000,748,223
VIP FundsManager 70% Portfolio	632,013,641	632,626,977
VIP FundsManager 85% Portfolio	375,108,545	296,945,327
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .15% of each fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP FundsManager 20% Portfolio	60	30,090	30,150
VIP FundsManager 30% Portfolio	356	888	1,244
VIP FundsManager 40% Portfolio	363	907	1,270
VIP FundsManager 50% Portfolio	56	199,338	199,394
VIP FundsManager 60% Portfolio	107,984	1,472,643	1,580,627
VIP FundsManager 70% Portfolio	71	176,544	176,615
VIP FundsManager 85% Portfolio	114	142,980	143,094

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP FundsManager 20% Portfolio	29
VIP FundsManager 50% Portfolio	172
VIP FundsManager 60% Portfolio	247
VIP FundsManager 70% Portfolio	79
VIP FundsManager 85% Portfolio	30

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP FundsManager 20% Portfolio	8,775,304	427,385	22,119
VIP FundsManager 30% Portfolio	39,827	141	(2)
VIP FundsManager 40% Portfolio	18,231	52,343	153
VIP FundsManager 50% Portfolio	51,529,590	2,178,032	110,845
VIP FundsManager 60% Portfolio	1,168,581	40,125,707	112,772
VIP FundsManager 70% Portfolio	813,308	14,884,874	41,574
VIP FundsManager 85% Portfolio	434,636	5,571,727	14,850

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity U.S. Low Volatility Equity Fund ("Underlying Fund") for investments. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net realized gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized gain (loss) on redemptions of Underlying Fund ($)
VIP FundsManager 20% Portfolio	7,324,821	953,928
VIP FundsManager 50% Portfolio	42,189,458	5,917,244
VIP FundsManager 60% Portfolio	63,616,477	8,938,799
VIP FundsManager 70% Portfolio	20,635,443	2,889,874
VIP FundsManager 85% Portfolio	7,972,170	1,111,792
7. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .05% of each Fund's average net assets until April 30, 2026. During the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver ($)
VIP FundsManager 20% Portfolio	355,625
VIP FundsManager 30% Portfolio	5,390
VIP FundsManager 40% Portfolio	9,294
VIP FundsManager 50% Portfolio	2,091,480
VIP FundsManager 60% Portfolio	3,357,434
VIP FundsManager 70% Portfolio	1,104,750
VIP FundsManager 85% Portfolio	449,505

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement ($)
VIP FundsManager 20% Portfolio
Service Class	60
Service Class 2	12,036
VIP FundsManager 30% Portfolio
Service Class	356
Service Class 2	355
VIP FundsManager 40% Portfolio
Service Class	363
Service Class 2	363
VIP FundsManager 50% Portfolio
Service Class	56
Service Class 2	79,735
VIP FundsManager 60% Portfolio
Service Class	107,983
Service Class 2	589,057
VIP FundsManager 70% Portfolio
Service Class	71
Service Class 2	70,618
VIP FundsManager 85% Portfolio
Service Class	114
Service Class 2	57,192

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP FundsManager 20% Portfolio	392
VIP FundsManager 30% Portfolio	869
VIP FundsManager 40% Portfolio	925
VIP FundsManager 50% Portfolio	6
VIP FundsManager 60% Portfolio	34
VIP FundsManager 70% Portfolio	41
VIP FundsManager 85% Portfolio	154
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$2,204	$2,225
Service Class 2	428,565	411,354
Investor Class	24,131,368	27,074,396
Total	$24,562,137	$27,487,975
VIP FundsManager 30% Portfolio
Distributions to shareholders
Service Class	$10,622	$6,993
Service Class 2	10,090	6,627
Investor Class	403,962	110,816
Total	$424,674	$124,436
VIP FundsManager 40% Portfolio
Distributions to shareholders
Service Class	$10,556	$ 5,028
Service Class 2	10,023	4,662
Investor Class	668,107	192,101
Total	$688,686	$201,791
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$1,388	$1,338
Service Class 2	1,769,713	1,817,121
Investor Class	93,898,575	106,632,373
Total	$95,669,676	$108,450,832
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$2,407,728	$2,118,631
Service Class 2	11,178,443	12,240,216
Investor Class	127,340,237	127,858,116
Total	$140,926,408	$142,216,963
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$1,272	$1,277
Service Class 2	1,116,348	1,226,654
Investor Class	38,637,503	38,257,527
Total	$39,755,123	$39,485,458
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$1,497	$1,658
Service Class 2	697,777	739,759
Investor Class	11,954,187	11,159,689
Total	$12,653,461	$11,901,106
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023A	Year ended December 31, 2024	Year ended December 31, 2023A
VIP FundsManager 20% Portfolio
Service Class
Shares sold	602	712	$6,446	$7,372
Reinvestment of distributions	21	23	219	240
Shares redeemed	(694)	(522)	(7,500)	(5,385)
Net increase (decrease)	(71)	213	$(835)	$2,227
Service Class 2
Shares sold	239,233	151,146	$2,584,163	$1,554,620
Reinvestment of distributions	40,374	39,418	428,565	411,354
Shares redeemed	(229,927)	(216,261)	(2,474,285)	(2,240,355)
Net increase (decrease)	49,680	(25,697)	$538,443	$(274,381)
Investor Class
Shares sold	1,217,947	1,103,803	$13,199,944	$11,382,293
Reinvestment of distributions	2,267,071	2,587,222	24,131,368	27,074,396
Shares redeemed	(10,497,596)	(13,861,772)	(113,083,923)	(143,235,669)
Net increase (decrease)	(7,012,578)	(10,170,747)	$(75,752,611)	$(104,778,980)
VIP FundsManager 30% Portfolio
Service Class
Shares sold	-	33,300	$ -	$333,000
Net increase (decrease)	-	33,300	$-	$333,000
Service Class 2
Shares sold	-	33,300	$ -	$333,000
Net increase (decrease)	-	33,300	$-	$333,000
Investor Class
Shares sold	890,942	566,712	$9,490,756	$5,625,882
Reinvestment of distributions	37,015	10,088	393,307	103,802
Shares redeemed	(143,530)	(39,019)	(1,544,967)	(380,890)
Net increase (decrease)	784,427	537,781	$8,339,096	$5,348,794
VIP FundsManager 40% Portfolio
Service Class
Shares sold	-	33,300	$ -	$333,000
Net increase (decrease)	-	33,300	$-	$333,000
Service Class 2
Shares sold	-	33,300	$ -	$333,000
Net increase (decrease)	-	33,300	$-	$333,000
Investor Class
Shares sold	1,066,790	1,313,289	$11,740,344	$13,203,311
Reinvestment of distributions	60,388	17,935	657,520	187,057
Shares redeemed	(221,049)	(41,115)	(2,439,892)	(421,553)
Net increase (decrease)	906,129	1,290,109	$9,957,972	$12,968,815
VIP FundsManager 50% Portfolio
Service Class
Shares sold	26	80	$315	$870
Reinvestment of distributions	-	-	-	2
Shares redeemed	(26)	(154)	(313)	(1,683)
Net increase (decrease)	-	(74)	$2	$(811)
Service Class 2
Shares sold	683,358	508,472	$8,078,532	$5,493,861
Reinvestment of distributions	147,556	161,277	1,769,713	1,817,121
Shares redeemed	(1,175,311)	(1,183,544)	(14,053,154)	(12,765,469)
Net increase (decrease)	(344,397)	(513,795)	$(4,204,909)	$(5,454,487)
Investor Class
Shares sold	2,266,957	1,973,837	$27,355,707	$21,448,148
Reinvestment of distributions	7,796,561	9,421,207	93,898,575	106,632,373
Shares redeemed	(64,028,367)	(63,521,430)	(764,238,723)	(690,173,060)
Net increase (decrease)	(53,964,849)	(52,126,386)	$(642,984,441)	$(562,092,539)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	2,653,727	3,237,282	$27,426,524	$29,895,512
Reinvestment of distributions	230,821	219,119	2,406,684	2,117,582
Shares redeemed	(1,625,705)	(1,302,569)	(16,755,404)	(12,065,112)
Net increase (decrease)	1,258,843	2,153,832	$13,077,804	$19,947,982
Service Class 2
Shares sold	1,889,185	3,424,085	$19,461,905	$31,360,733
Reinvestment of distributions	1,076,634	1,273,863	11,178,443	12,240,216
Shares redeemed	(7,274,295)	(6,203,615)	(74,460,234)	(56,845,626)
Net increase (decrease)	(4,308,476)	(1,505,667)	$(43,819,886)	$(13,244,677)
Investor Class
Shares sold	60,737,620	62,951,717	$628,300,050	$577,922,893
Reinvestment of distributions	12,214,883	13,243,928	127,340,237	127,858,116
Shares redeemed	(72,857,954)	(69,556,604)	(747,812,558)	(639,785,221)
Net increase (decrease)	94,549	6,639,041	$7,827,729	$65,995,788
VIP FundsManager 70% Portfolio
Service Class
Shares sold	257	290	$3,307	$3,307
Reinvestment of distributions	1	1	17	16
Shares redeemed	(255)	(290)	(3,304)	(3,305)
Net increase (decrease)	3	1	$20	$18
Service Class 2
Shares sold	241,852	293,434	$3,129,428	$3,342,027
Reinvestment of distributions	84,569	102,062	1,116,348	1,226,654
Shares redeemed	(715,086)	(495,196)	(9,298,374)	(5,621,284)
Net increase (decrease)	(388,665)	(99,700)	$(5,052,598)	$(1,052,603)
Investor Class
Shares sold	9,344,829	5,488,147	$122,005,457	$62,399,529
Reinvestment of distributions	2,908,326	3,160,203	38,637,503	38,257,527
Shares redeemed	(9,534,789)	(10,570,255)	(123,253,291)	(121,301,257)
Net increase (decrease)	2,718,366	(1,921,905)	$37,389,669	$(20,644,201)
VIP FundsManager 85% Portfolio
Service Class
Shares sold	284	1,156	$3,755	$12,667
Reinvestment of distributions	110	137	1,497	1,658
Shares redeemed	(1,171)	(1,684)	(15,384)	(18,741)
Net increase (decrease)	(777)	(391)	$(10,132)	$(4,416)
Service Class 2
Shares sold	322,858	604,456	$4,206,733	$6,768,233
Reinvestment of distributions	52,143	62,010	697,777	739,759
Shares redeemed	(493,276)	(892,306)	(6,417,266)	(9,967,296)
Net increase (decrease)	(118,275)	(225,840)	$(1,512,756)	$(2,459,304)
Investor Class
Shares sold	7,939,691	4,659,068	$104,431,714	$52,385,474
Reinvestment of distributions	884,245	924,934	11,954,187	11,159,689
Shares redeemed	(3,606,258)	(4,681,238)	(47,114,957)	(52,799,349)
Net increase (decrease)	5,217,678	902,764	$69,270,944	$10,745,814

A VIP FundsManager 30% Portfolio and VIP FundsManager 40% Portfolio are for the period April 13, 2023 (commencement of operations) through December 31, 2023.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Commodity Strategy Fund	23%	39%	15%
Fidelity Hedged Equity Fund	16%	27%	-
Fidelity Infrastructure Fund	-	13%	-
Fidelity Japan Smaller Companies Fund	-	13%	-
VIP Investment Grade Bond II Portfolio	21%	32%	-
VIP Stock Selector Portfolio	22%	47%	18%
VIP Value Strategies Portfolio	-	11%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	90%
Fidelity Hedged Equity Fund	59%
Fidelity Infrastructure Fund	29%
Fidelity Japan Smaller Companies Fund	27%
VIP Investment Grade Bond II Portfolio	66%
VIP Stock Selector Portfolio	99%
VIP Value Strategies Portfolio	22%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders

VIP FundsManager 20% Portfolio	98%	-	-
VIP FundsManager 30% Portfolio	100%	-	-
VIP FundsManager 40% Portfolio	100%	-	-
VIP FundsManager 50% Portfolio	45%	-	-
VIP FundsManager 60% Portfolio	32%	3	39%
VIP FundsManager 70% Portfolio	97%	-	-
VIP FundsManager 85% Portfolio	94%	-	-
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
VIP FundsManager 20% Portfolio VIP FundsManager 50% Portfolio VIP FundsManager 60% Portfolio VIP FundsManager 70% Portfolio VIP FundsManager 85% Portfolio	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and 2020
VIP FundsManager 30% Portfolio VIP FundsManager 40% Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period April 13, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and for the period April 13, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

VIP FundsManager 30% Portfolio	$25,490
VIP FundsManager 40% Portfolio	$47,623
VIP FundsManager 60% Portfolio	$27,446,036
VIP FundsManager 70% Portfolio	$21,939,848
VIP FundsManager 85% Portfolio	$12,949,707
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

VIP FundsManager 20% Portfolio	33.98%
VIP FundsManager 30% Portfolio	29.03%
VIP FundsManager 40% Portfolio	24.88%
VIP FundsManager 50% Portfolio	21.45%
VIP FundsManager 60% Portfolio	19.89%
VIP FundsManager 70% Portfolio	16.30%
VIP FundsManager 85% Portfolio	11.46%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

VIP FundsManager 20% Portfolio	$23,337,423
VIP FundsManager 30% Portfolio	$343,929
VIP FundsManager 40% Portfolio	$501,176
VIP FundsManager 50% Portfolio	$76,695,051
VIP FundsManager 60% Portfolio	$103,334,784
VIP FundsManager 70% Portfolio	$24,877,341
VIP FundsManager 85% Portfolio	$5,440,715

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Service Class	Service Class 2	Investor Class
VIP FundsManager 20% Portfolio
December, 2024	3%	3%	3%
VIP FundsManager 30% Portfolio
December, 2024	4%	5%	4%
VIP FundsManager 40% Portfolio
February, 2024	1%	1%	1%
December, 2024	6%	6%	6%
VIP FundsManager 50% Portfolio
February, 2024	2%	2%	2%
December, 2024	9%	9%	9%
VIP FundsManager 60% Portfolio
February, 2024	3%	3%	3%
December, 2024	12%	13%	12%
VIP FundsManager 70% Portfolio
February, 2024	5%	5%	5%
December, 2024	16%	18%	16%
VIP FundsManager 85% Portfolio
February, 2024	10%	10%	10%
December, 2024	25%	28%	25%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP FundsManager 20% Portfolio
Service Class	12/30/2024	$0.0150	$0.0028
Service Class 2	12/30/2024	$0.0143	$0.0028
Investor Class	12/30/2024	$0.0150	$0.0028
VIP FundsManager 30% Portfolio
Service Class	12/30/2024	$0.0200	$0.0038
Service Class 2	12/30/2024	$0.0190	$0.0038
Investor Class	12/30/2024	$0.0200	$0.0038
VIP FundsManager 40% Portfolio
Service Class	12/30/2024	$0.0281	$0.0053
Service Class 2	12/30/2024	$0.0267	$0.0053
Investor Class	12/30/2024	$0.0281	$0.0053
VIP FundsManager 50% Portfolio
Service Class	12/30/2024	$0.0420	$0.0077
Service Class 2	12/30/2024	$0.0393	$0.0077
Investor Class	12/30/2024	$0.0420	$0.0077
VIP FundsManager 60% Portfolio
Service Class	12/30/2024	$0.0409	$0.0078
Service Class 2	12/30/2024	$0.0379	$0.0078
Investor Class	12/30/2024	$0.0409	$0.0078
VIP FundsManager 70% Portfolio
Service Class	12/30/2024	$0.0604	$0.0116
Service Class 2	12/30/2024	$0.0552	$0.0116
Investor Class	12/30/2024	$0.0604	$0.0116
VIP FundsManager 85% Portfolio
Service Class	12/30/2024	$0.0691	$0.0133
Service Class 2	12/30/2024	$0.0618	$0.0133
Investor Class	12/30/2024	$0.0691	$0.0133

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP FundsManager 20% Portfolio
VIP FundsManager 30% Portfolio
VIP FundsManager 40% Portfolio
VIP FundsManager 50% Portfolio
VIP FundsManager 60% Portfolio
VIP FundsManager 70% Portfolio
VIP FundsManager 85% Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar investment objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and the total expense ratio of Investor Class, the Board considered each fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also considered fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of each fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and, except for VIP FundsManager 70% Portfolio, below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of each fund ranked below the competitive median of the similar sales load structure group for 2023.  VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, and VIP FundsManager 70% Portfolio ranked below the competitive median of the total expense asset size peer group for 2023, while VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, and VIP FundsManager 85% Portfolio ranked above the competitive median of the total expense asset size peer group for 2023.
The Board considered that VIP FundsManager 70% Portfolio has an all-inclusive management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its load-type group median.
The information provided to the Board indicated that the level of servicing for both Fidelity's and competitors' classes ranges across classes from those that provide all servicing at the class level, like Investor Classes, to those that split servicing between the class level and the annuity level. When servicing is provided at the annuity level, it is not reflected in the total expense ratio of the class and, for that reason, the fees of funds that provide service at the class level are not directly comparable to the fees of funds that provide service at the annuity level. The Board considered that, although total expenses for VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, and VIP FundsManager 85% Portfolio ranked above the asset size peer group median, Fidelity believes the fees for Investor Class of these funds are reasonable given both the value proposition Fidelity offers and the disparity in servicing models within the competitive environment.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to waive 0.05% of each fund's management fee through April 30, 2025.
The Board further considered that FMR contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.843208.118
VIPFM-ANN-0325
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond II Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Investment Grade Bond II Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Asset-Backed Securities - 8.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	1,960,000	1,975,435
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	2,642,000	2,660,787
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	4,174,000	4,196,627
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	1,884,000	1,895,798
TOTAL BAILIWICK OF JERSEY		10,728,647
BERMUDA - 0.2%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.6511% 1/15/2037 (b)(c)(d)	6,000,000	6,001,026
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	616,514	625,495
GRAND CAYMAN (UK OVERSEAS TER) - 4.9%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.0416% 7/22/2037 (b)(c)(d)	1,348,000	1,357,168
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	1,526,000	1,537,579
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	2,044,526	2,047,482
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	2,766,000	2,783,221
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	627,261	627,257
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	3,577,000	3,580,788
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	2,723,000	2,725,826
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	425,583	426,107
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	813,000	817,258
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	1,304,759	1,306,222
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	3,561,718	3,565,728
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	14,190,185	14,210,251
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 1.26% 1/15/2038 (b)(c)(d)	14,191,000	14,191,000
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)	3,356,000	3,377,049
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)	1,352,000	1,357,730
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	934,550	936,626
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)	17,227,148	17,261,500
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	190,350	190,476
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6852% 1/20/2038 (b)(c)(d)	1,826,000	1,826,754
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	3,068,000	3,079,892
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	490,758	491,424
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)	2,065,000	2,072,228
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	799,000	800,389
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	772,931	774,305
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	795,912	796,628
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	853,929	855,290
Dryden 58 Clo Ltd / Dryden 58 Clo LLC Series 2018-58A Class A1, CME Term SOFR 3 month Index + 1.2616%, 5.9091% 7/17/2031 (b)(c)(d)	695,601	695,916
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	2,345,807	2,351,085
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	2,387,000	2,401,503
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	2,435,000	2,444,553
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	1,574,048	1,574,339
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 6.1775% 4/17/2037 (b)(c)(d)	600,000	602,842
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	2,398,000	2,402,192
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	1,958,000	1,961,299
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	2,033,000	2,044,053
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	521,255	522,351
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	199,514	189,536
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	560,077	561,266
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	1,500,000	1,511,751
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	1,298,569	1,299,988
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	410,000	412,566
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	1,795,369	1,798,529
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	910,439	912,338
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.1359% 4/25/2037 (b)(c)(d)	2,755,000	2,775,412
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.4618% 7/15/2034 (b)(c)(d)	1,248,118	1,248,333
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	1,441,000	1,446,425
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	965,191	969,972
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	1,475,000	1,475,252
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	746,434	748,305
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	1,119,000	1,120,966
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 1.24% 1/15/2038 (b)(c)(d)	2,414,000	2,414,000
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	1,125,733	1,126,992
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	2,320,000	2,332,296
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	3,898,000	3,920,125
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 6.3132% 1/22/2038 (b)(c)(d)	2,694,000	2,694,458
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	2,146,000	2,150,129
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	1,960,000	1,962,844
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	920,000	920,235
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,431,000	1,432,933
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	1,605,558	1,607,775
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	434,198	407,200
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	4,536,406	4,542,821
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	1,175,000	1,177,036
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	1,078,307	1,080,606
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	4,851,802	4,858,217
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	1,901,000	1,909,695
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	784,771	785,613
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	421,374	405,229
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	529,528	503,072
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	2,577,000	2,598,376
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	900,000	904,499
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	265,906	265,906
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	1,070,174	1,071,492
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 1.31% 1/20/2038 (b)(c)(d)	266,000	266,047
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		157,804,546
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	1,249,936	1,252,235
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	1,864,000	1,878,405
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	667,851	668,427
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	2,450,000	2,459,499
TOTAL MULTI-NATIONAL		5,006,331
UNITED STATES - 3.2%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	1,752,684	1,765,071
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	1,595,554	1,606,829
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	246,670	186,851
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	22,369	21,700
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	398,139	382,242
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	439,603	410,088
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	1,039,709	946,152
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	9,506,621	9,486,648
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	311,397	311,364
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	500,000	503,601
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	484,512	486,161
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	2,320,000	2,340,875
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	828,000	832,048
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,420,000	1,430,019
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	128,179	123,056
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	799,679	801,249
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	804,584	734,201
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (d)(e)	400,644	399,826
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	562,000	568,918
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	283,000	272,263
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,353,000	1,377,270
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,011,000	1,027,112
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	128,358	121,940
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	418,201	384,772
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	272,765	193,696
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	95,330	91,602
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	3,994,984	3,996,390
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	541,151	535,841
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	900,000	906,825
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	442,000	431,028
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	700,000	707,598
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	203,415	203,584
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	705,903	684,660
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	230,096	230,991
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	597,000	605,930
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	600,000	601,314
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	444,000	449,851
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	1,700,000	1,704,159
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (d)	1,895,000	1,851,723
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	2,449,000	2,452,887
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,756,097	1,789,202
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	800,000	806,749
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	800,000	813,773
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	2,270,000	2,273,005
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	1,700,000	1,708,098
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,245,000	1,258,436
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	620,000	623,245
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	1,600,000	1,617,978
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	1,860,000	1,860,870
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	2,323,000	2,338,973
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	700,000	706,975
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	231,972	222,692
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	1,995,000	1,970,099
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)	1,000,000	1,013,464
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	284,621	285,905
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,600,000	1,618,931
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	995,411
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	833,945	844,039
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,200,000	1,211,702
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	800,000	800,641
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6982% 1/25/2036 (b)(c)	3,869	3,843
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	498,840	501,370
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	578,550	532,072
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	634,070	609,267
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	566,968	513,596
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	446,563	419,783
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	779,000	778,202
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	300,000	290,680
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	229,000	208,863
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,200,000	1,214,915
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,100,000	1,099,525
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	236,919	237,456
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	840,000	848,235
Subway Funding LLC 2024-1X Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	2,103,000	2,158,461
Subway Funding LLC 2024-1X Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	3,026,000	2,946,251
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	4,033,000	4,081,689
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	2,398,000	2,439,314
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	2,902,000	2,833,891
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	1,431,000	1,390,405
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.3132% 9/25/2034 (b)(c)	836	856
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	1,388,276	1,393,149
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (d)	1,200,000	1,208,214
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	371,365	372,130
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	2,305,139	2,297,198
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	1,070,411	1,071,493
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	300,000	300,363
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	900,000	906,981
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	2,261,000	2,263,788
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	1,042,990	1,078,307
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,572,000	1,573,741
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	762,000	767,420
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	5,690	5,690
TOTAL UNITED STATES		103,275,671
TOTAL ASSET-BACKED SECURITIES (Cost $281,557,504)		284,693,951

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Citizens Bank NA/Providence RI 2.25% 4/28/2025	359,000	356,036
Citizens Bank NA/Providence RI 3.75% 2/18/2026	370,000	365,317
Discover Bank 3.45% 7/27/2026	350,000	342,141
Discover Bank USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	347,000	353,369
Regions Bank/Birmingham AL 6.45% 6/26/2037	969,000	987,830

TOTAL BANK NOTES (Cost $2,540,059)		2,404,693

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	531,652	483,412
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)	870,636	782,246
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	1,385,938	1,361,515
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	253,654	251,077
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (d)	1,147,146	1,140,149
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	719,615	702,440
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	543,260	535,372
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	721,338	625,785
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	285,132	249,525
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	459,198	393,763
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	83,387	67,228
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	88,266	71,707
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	93,802	76,205
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	77,287	66,313
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	895,091	763,996
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	586,163	504,100
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,279,025	1,100,635
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	126,335	107,186
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	298,338	267,702
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	359,543	322,535
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	473,029	434,591
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	1,176,214	1,101,988
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	143,308	127,866
Fannie Mae Guaranteed REMICS Series 2022-20 Class HC, 2.5% 4/25/2052	1,744,214	1,539,930
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	442,610	424,236
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	820,007	711,416
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,402,023	2,060,040
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	91,756	78,480
Fannie Mae Guaranteed REMICS Series 2022-42 Class BA, 4% 6/25/2050	940,353	887,765
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	264,680	252,998
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	342,249	284,988
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	985,811	856,306
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	424,116	380,624
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	861,628	757,164
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	4,579	4,675
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	848,524	821,095
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	252,587	216,729
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	72,617	62,092
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	257,938	221,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	197,609	175,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	716,287	677,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	256,037	218,165
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	453,717	383,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	90,772	79,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	602,329	517,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	236,747	202,184
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	214,137	182,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	221,315	193,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	179,025	152,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	106,707	89,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	179,025	152,825
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	167,964	147,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	814,248	717,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	129,558	115,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	180,328	158,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	297,745	261,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	3,317,340	2,893,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	461,522	421,011
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	368,236	353,310
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	2,635,841	2,428,712
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	385,044	354,399
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	277,467	252,980
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	457,777	418,712
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	161,468	158,912
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	155,497	150,602
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	863,721	837,843
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	264,186	255,909
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	931,492	890,307
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (d)	1,276,751	1,205,986
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	2,800,405	2,591,785
TOTAL UNITED STATES		38,736,829
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,133,787)		38,736,829

Commercial Mortgage Securities - 5.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.6%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (d)	600,000	542,075
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	484,000	445,328
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	109,000	92,936
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.548% 1/15/2039 (b)(c)(d)	450,768	449,226
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	270,581	267,182
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	48,347	46,507
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	264,332	261,260
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	607,639	582,505
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	82,630	74,127
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	462,410	408,648
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,100,000	1,031,923
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,148,351	961,719
BANK Series 2021-BN33 Class XA, 1.0471% 5/15/2064 (b)(f)	11,982,152	542,440
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	567,169	474,901
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	800,000	813,241
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	722,307	607,748
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	549,809
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2967% 9/15/2056 (b)	1,422,000	1,487,004
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	172,167	166,568
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	200,000	193,965
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	1,180,306	1,129,821
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	159,609	150,940
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	428,454	418,770
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	726,144	661,560
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	642,936	610,899
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	804,340	792,220
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	468,749	390,202
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	700,621	591,962
Benchmark Mortgage Trust Series 2021-B28 Class ASB, 1.9804% 8/15/2054	1,600,000	1,422,275
Benchmark Mortgage Trust Series 2023-V3 Class XA, 0.814% 7/15/2056 (b)(f)	31,980,870	805,611
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7392% 3/15/2041 (b)(c)(d)	1,256,302	1,256,695
BMO Mortgage Trust Series 2023-C6 Class XA, 0.786% 9/15/2056 (b)(f)	13,458,058	726,977
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	300,000	307,213
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.769% 6/15/2041 (b)(c)(d)	1,792,000	1,798,661
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0387% 6/15/2041 (b)(c)(d)	885,000	886,383
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2384% 6/15/2041 (b)(c)(d)	626,000	626,391
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2951% 4/15/2037 (b)(c)(d)	2,835,445	2,846,078
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.8441% 4/15/2037 (b)(c)(d)	841,247	844,927
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4433% 4/15/2034 (b)(c)(d)	562,789	558,662
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7433% 4/15/2034 (b)(c)(d)	412,398	408,532
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0433% 4/15/2034 (b)(c)(d)	272,629	269,391
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3433% 4/15/2034 (b)(c)(d)	286,192	282,436
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.2006% 10/15/2036 (b)(c)(d)	1,109,960	1,104,411
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.4103% 10/15/2036 (b)(c)(d)	162,246	161,029
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.6101% 10/15/2036 (b)(c)(d)	217,124	215,224
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.8098% 10/15/2036 (b)(c)(d)	210,720	208,613
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.459% 10/15/2036 (b)(c)(d)	732,746	729,998
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8881% 4/15/2037 (b)(c)(d)	751,917	752,857
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.41% 2/15/2039 (b)(c)(d)	859,124	859,392
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.7094% 2/15/2039 (b)(c)(d)	310,649	309,485
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9588% 2/15/2039 (b)(c)(d)	310,649	309,485
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3579% 2/15/2039 (b)(c)(d)	310,649	309,484
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1585% 12/9/2040 (b)(c)(d)	1,471,055	1,477,032
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5879% 12/9/2040 (b)(c)(d)	398,153	398,526
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0373% 12/9/2040 (b)(c)(d)	176,148	176,257
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.7998% 12/15/2039 (b)(c)(d)	893,000	893,274
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.0384% 5/15/2041 (b)(d)	3,147,444	3,162,198
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7887% 3/15/2041 (b)(c)(d)	6,375,894	6,401,798
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1474% 10/15/2026 (b)(c)(d)	1,939,262	1,930,778
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.3125% 2/15/2036 (b)(c)(d)	200,000	200,000
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1825% 6/15/2038 (b)(c)(d)	230,582	230,294
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3371% 4/15/2037 (b)(c)(d)	383,323	383,802
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6871% 4/15/2037 (b)(c)(d)	86,544	86,707
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2361% 4/15/2037 (b)(c)(d)	72,468	72,603
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.839% 4/15/2041 (b)(c)(d)	3,905,421	3,915,185
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0886% 4/15/2041 (b)(c)(d)	622,364	624,075
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3383% 4/15/2041 (b)(c)(d)	516,319	517,286
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8391% 2/15/2039 (b)(c)(d)	2,981,153	2,993,264
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1886% 2/15/2039 (b)(c)(d)	378,112	378,112
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0883% 3/15/2041 (b)(c)(d)	1,089,185	1,088,845
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.338% 3/15/2041 (b)(c)(d)	1,446,517	1,446,065
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.765% 12/15/2037 (b)(c)(d)	2,145,000	2,146,074
CAMB Commercial Mortgage Trust Series 2019-LIFE Class E, CME Term SOFR 1 month Index + 2.447%, 6.845% 12/15/2037 (b)(c)(d)	520,000	520,000
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	1,194,866	1,132,773
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	527,861	512,288
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,960,100	1,877,299
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A4, 3.192% 4/10/2048	274,233	272,950
Citigroup Commercial Mortgage Trust Series 2015-P1 Class A5, 3.717% 9/15/2048	160,809	159,466
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	508,851	496,953
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	589,456	571,853
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	500,000	472,788
COMM Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/2048	532,572	529,324
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	1,284,202	1,248,538
CSAIL Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	344,472	341,685
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	516,958	469,227
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	516,958	464,368
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	123,106	119,978
DTP Coml Mtg Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	605,000	611,452
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.2135% 11/15/2038 (b)(c)(d)	2,964,315	2,962,462
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5915% 7/15/2038 (b)(c)(d)	594,534	594,905
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8915% 7/15/2038 (b)(c)(d)	1,420,716	1,421,603
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.2115% 7/15/2038 (b)(c)(d)	183,205	183,434
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7615% 7/15/2038 (b)(c)(d)	10,193,392	10,218,876
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	744,633	742,332
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	730,081	727,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K046 Class A2, 3.205% 3/25/2025	813,013	809,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	2,048,771	2,036,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	258,683	256,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	194,973	192,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,255,566	1,234,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,681,410	2,625,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	568,904	554,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	437,441	425,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,100,000	2,038,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	85,009	84,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	2,600,000	2,543,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	472,919	459,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	300,000	290,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,152,712	1,114,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	396,599	382,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,100,000	1,061,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	600,000	578,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	483,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	900,000	867,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,600,000	2,523,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	3,400,000	3,300,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	586,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,800,000	1,754,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	213,322	208,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	454,836	443,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	389,582
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	391,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	400,000	387,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K730 Class A2, 3.59% 1/25/2025	6,528	6,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	407,161	382,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	900,000	859,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	1,410,116	1,308,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	300,000	271,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	2,053,820	1,828,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	1,745,881	1,461,735
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	890,789	744,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	423,042	354,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	593,860	496,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,100,000	1,012,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	781,693	655,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	230,204	194,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	327,624	281,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	281,917	234,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	771,017	648,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	483,227	438,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	500,000	450,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	300,000	278,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032	400,000	346,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	400,000	337,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	4,300,000	3,919,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	800,000	786,991
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	100,000	100,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	200,000	192,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K517 Class A2, 5.355% 1/25/2029	1,200,000	1,226,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	300,000	296,544
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.4625% 9/15/2031 (b)(c)(d)	243,148	241,025
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,800,000	3,620,372
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	400,000	385,786
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,245,771	1,117,457
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4625% 10/15/2036 (b)(c)(d)	1,961,563	1,948,352
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6625% 10/15/2036 (b)(c)(d)	450,000	442,288
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0625% 10/15/2036 (b)(c)(d)	2,451,000	2,420,906
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8856% 8/15/2039 (b)(c)(d)	4,070,000	4,072,544
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	5,261	5,249
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	61,637	61,464
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class A4, 3.6108% 5/15/2048	246,754	245,591
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	312,836	309,083
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	143,842	141,802
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	158,353	100,843
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9936% 4/15/2037 (b)(c)(d)	318,267	311,206
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6923% 5/15/2039 (b)(c)(d)	2,976,439	2,909,470
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.191% 5/15/2039 (b)(c)(d)	899,162	864,019
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4902% 5/15/2039 (b)(c)(d)	511,349	484,503
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.939% 5/15/2039 (b)(c)(d)	454,472	421,070
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.2115% 3/15/2038 (b)(c)(d)	544,889	538,078
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3915% 3/15/2038 (b)(c)(d)	175,296	172,995
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.6115% 3/15/2038 (b)(c)(d)	110,258	108,673
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.9115% 3/15/2038 (b)(c)(d)	153,384	151,083
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2615% 3/15/2038 (b)(c)(d)	134,062	130,710
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,200,000	1,154,979
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,460,693
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,275,945	1,236,372
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	979,282	939,022
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	487,766	435,061
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	992,994	958,162
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (d)	531,500	498,127
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4862% 11/15/2040 (b)(c)(d)	792,480	798,429
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2351% 11/15/2040 (b)(c)(d)	871,200	877,659
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9965% 10/15/2036 (b)(c)(d)	1,321,794	1,316,837
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	209,512	213,518
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3971% 2/15/2039 (b)(c)(d)	263,000	258,476
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0471% 2/15/2039 (b)(c)(d)	137,000	134,306
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.088% 7/15/2036 (b)(c)(d)	813,932	812,915
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2424% 11/15/2038 (b)(c)(d)	2,240,402	2,238,301
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5914% 11/15/2038 (b)(c)(d)	1,694,882	1,691,704
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8406% 11/15/2038 (b)(c)(d)	344,260	343,399
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0898% 11/15/2038 (b)(c)(d)	226,263	225,980
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.7429% 12/15/2039 (b)(c)(d)	2,790,000	2,788,253
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 6.0924% 12/15/2039 (b)(c)(d)	680,000	679,575
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.4919% 12/15/2039 (b)(c)(d)	501,000	500,998
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	1,123,328	899,873
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	450,823	440,789
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	887,720	802,811
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	63,390	57,701
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	438,989	390,779
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	400,000	378,955
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.7125% 5/15/2031 (b)(c)(d)	552,000	542,547
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3878% 8/15/2041 (b)(c)(d)	500,000	502,261
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0882% 8/15/2041 (b)(c)(d)	1,100,000	1,105,029
TOTAL UNITED STATES		180,949,470
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $180,649,594)		180,949,470

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (g) (Cost $16,752,628)	191,383	16,667,551

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of Alberta 1% 5/20/2025	968,000	955,503
Province of Alberta 3.3% 3/15/2028	274,000	264,243
Province of British Columbia 2.25% 6/2/2026	654,000	634,687
Province of Ontario 0.625% 1/21/2026	70,000	67,191
Province of Ontario 1.125% 10/7/2030	658,000	540,251
Province of Ontario 2.3% 6/15/2026	391,000	379,325
Province of Ontario 2.5% 4/27/2026	137,000	133,589
Province of Quebec 1.5% 2/11/2025	791,000	788,595
Province of Quebec 2.5% 4/20/2026	322,000	314,063
Province of Quebec 2.75% 4/12/2027	350,000	337,033
TOTAL CANADA		4,414,480
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	274,000	228,098
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	366,000	318,603
United Mexican States 3.5% 2/12/2034	1,114,000	886,674
United Mexican States 4.28% 8/14/2041	1,201,000	887,614
United Mexican States 4.35% 1/15/2047	395,000	276,006
United Mexican States 4.5% 1/31/2050	254,000	178,562
United Mexican States 4.6% 2/10/2048	481,000	345,869
United Mexican States 4.75% 3/8/2044	266,000	202,409
United Mexican States 5.55% 1/21/2045	107,000	92,856
United Mexican States 6.05% 1/11/2040	132,000	122,513
TOTAL MEXICO		3,311,106
PANAMA - 0.0%
Panamanian Republic 3.16% 1/23/2030	517,000	432,186
Panamanian Republic 4.5% 4/1/2056	547,000	323,447
Panamanian Republic 4.5% 4/16/2050	353,000	217,529
TOTAL PANAMA		973,162
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	396,000	356,648
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	301,000	230,439
TOTAL SAUDI ARABIA		587,087
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,228	108,680
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,732,756)		9,622,613

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Texas - 0.0%
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	155,000	134,336
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	65,000	48,536
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	400,000	281,101
		463,973
TOTAL MUNICIPAL SECURITIES (Cost $532,618)		463,973

Non-Convertible Corporate Bonds - 23.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	328,000	301,786
Westpac Banking Corp 1.953% 11/20/2028	200,000	180,096
Westpac Banking Corp 2.85% 5/13/2026	130,000	127,112
Westpac Banking Corp 4.11% 7/24/2034 (b)	800,000	753,387
Westpac Banking Corp 4.421% 7/24/2039	160,000	141,577
		1,503,958
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	357,000	343,594
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	55,000	59,040
		402,634
TOTAL AUSTRALIA		1,906,592
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	299,000	290,531
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	465,000	435,962
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	667,000	610,352
Vale SA 5.625% 9/11/2042	181,000	172,288
		782,640
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	412,000	367,839
Suzano Austria GmbH 6% 1/15/2029	330,000	330,495
		698,334
TOTAL BRAZIL		1,480,974
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 3.9% 2/1/2025	51,000	50,936
Canadian Natural Resources Ltd 4.95% 6/1/2047	175,000	150,077
Canadian Natural Resources Ltd 5.85% 2/1/2035	644,000	646,456
Canadian Natural Resources Ltd 6.25% 3/15/2038	188,000	192,065
Cenovus Energy Inc 2.65% 1/15/2032	196,000	163,036
Cenovus Energy Inc 5.4% 6/15/2047	154,000	137,044
Cenovus Energy Inc 6.75% 11/15/2039	8,000	8,576
Enbridge Inc 4.25% 12/1/2026	223,000	220,872
Enbridge Inc 5.5% 12/1/2046	397,000	378,068
TransCanada PipeLines Ltd 4.875% 1/15/2026	137,000	136,960
TransCanada PipeLines Ltd 6.1% 6/1/2040	184,000	186,957
		2,271,047
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	237,000	232,127
Emera US Finance LP 4.75% 6/15/2046	143,000	118,413
		350,540
TOTAL CANADA		2,621,587
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	947,000	934,757
Societe Generale SA 1.488% 12/14/2026 (b)(d)	1,222,000	1,179,303

TOTAL FRANCE		2,114,060
GERMANY - 0.3%
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG 4.1% 1/13/2026	330,000	327,603
Deutsche Bank AG 4.5% 4/1/2025	1,502,000	1,499,731
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	171,000	162,532
Deutsche Bank AG/New York NY 4.1% 1/13/2026	598,000	594,464
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	2,100,000	2,052,696
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	1,810,000	1,879,380
		6,516,406
Financial Services - 0.1%
KfW 0.375% 7/18/2025	472,000	461,865
KfW 0.625% 1/22/2026	1,471,000	1,415,051
KfW 2% 5/2/2025	105,000	104,183
KfW 2.875% 4/3/2028	421,000	401,966
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	233,000	223,773
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	242,000	229,835
		2,836,673
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 2.85% 4/15/2025 (d)	105,000	104,109
Bayer US Finance II LLC 3.95% 4/15/2045 (d)	38,000	26,189
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	548,000	544,306
		674,604
TOTAL GERMANY		10,027,683
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	878,000	840,503
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	730,000	675,951
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	567,000	494,038
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	204,000	173,731
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	1,042,000	1,041,414
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	204,000	159,661
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	430,000	416,448
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	270,000	269,360
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	393,000	390,957
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	4,500,000	4,585,114
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,464,000	2,540,677
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	455,000	457,934
		12,045,788
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	198,000	195,616
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	587,000	580,565
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	7,268,000	7,470,366
		8,246,547
TOTAL IRELAND		20,292,335
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	1,614,000	1,614,228
JAPAN - 0.1%
Financials - 0.1%
Banks - 0.1%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,072,000	877,684
Japan Bank for International Cooperation 2.375% 4/20/2026	358,000	348,133
Japan Bank for International Cooperation 2.875% 6/1/2027	208,000	200,031
Japan Bank for International Cooperation 3.25% 7/20/2028	246,000	235,639

TOTAL JAPAN		1,661,487
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 0.625% 2/9/2026	719,000	687,991
Export-Import Bank of Korea 2.875% 1/21/2025	208,000	207,744
Korea Development Bank/The 1.625% 1/19/2031	367,000	301,696

TOTAL KOREA (SOUTH)		1,197,431
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	668,000	643,284
Petroleos Mexicanos 5.95% 1/28/2031	807,000	678,824
Petroleos Mexicanos 6.35% 2/12/2048	1,658,000	1,089,107
Petroleos Mexicanos 6.49% 1/23/2027	481,000	465,818
Petroleos Mexicanos 6.5% 1/23/2029	698,000	649,636
Petroleos Mexicanos 6.5% 3/13/2027	607,000	584,905
Petroleos Mexicanos 6.7% 2/16/2032	2,314,000	2,020,411
Petroleos Mexicanos 6.75% 9/21/2047	1,520,000	1,045,000
Petroleos Mexicanos 6.84% 1/23/2030	289,000	263,279
Petroleos Mexicanos 6.95% 1/28/2060	989,000	676,535
Petroleos Mexicanos 7.69% 1/23/2050	2,036,000	1,531,072
Petroleos Mexicanos 8.75% 6/2/2029	15,000,000	15,009,376
		24,657,247
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	101,000	100,195
Southern Copper Corp 5.25% 11/8/2042	158,000	143,109
Southern Copper Corp 7.5% 7/27/2035	167,000	189,335
		432,639
TOTAL MEXICO		25,089,886
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.3%
African Development Bank 0.875% 7/22/2026	419,000	397,072
Asian Development Bank 0.375% 9/3/2025	1,103,000	1,072,557
Asian Development Bank 0.5% 2/4/2026	611,000	585,773
Asian Development Bank 0.75% 10/8/2030	534,000	433,075
Asian Development Bank 2% 4/24/2026	173,000	167,801
Asian Development Bank 2.5% 11/2/2027	184,000	174,866
Asian Development Bank 2.625% 1/12/2027	178,000	171,947
Asian Development Bank 2.75% 1/19/2028	1,032,000	984,374
European Investment Bank 0.75% 9/23/2030	762,000	619,847
European Investment Bank 0.875% 5/17/2030	183,000	151,911
European Investment Bank 1.25% 2/14/2031	331,000	273,085
European Investment Bank 1.875% 2/10/2025	82,000	81,778
European Investment Bank 2.375% 5/24/2027	110,000	104,960
Inter-American Development Bank 0.625% 7/15/2025	607,000	595,027
Inter-American Development Bank 0.875% 4/20/2026	1,388,000	1,327,228
Inter-American Development Bank 1.75% 3/14/2025	505,000	502,330
Inter-American Development Bank 2% 6/2/2026	110,000	106,410
Inter-American Development Bank 2.125% 1/15/2025 (h)	50,000	49,961
Inter-American Development Bank 2.25% 6/18/2029	524,000	477,482
Inter-American Development Bank 2.375% 7/7/2027	184,000	175,279
Inter-American Development Bank 4.375% 1/24/2044	239,000	218,449
		8,671,212
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.375% 7/28/2025	717,000	700,849
International Bank for Reconstruction & Development 0.5% 10/28/2025	905,000	877,135
International Bank for Reconstruction & Development 0.75% 8/26/2030	454,000	369,638
International Bank for Reconstruction & Development 0.875% 5/14/2030	555,000	459,800
International Bank for Reconstruction & Development 1.25% 2/10/2031	497,000	408,897
International Bank for Reconstruction & Development 1.625% 1/15/2025	488,000	487,345
International Bank for Reconstruction & Development 1.875% 10/27/2026	130,000	124,371
International Bank for Reconstruction & Development 2.5% 3/29/2032	1,000,000	871,162
International Bank for Reconstruction & Development 2.5% 7/29/2025	104,000	102,916
International Finance Corp 0.75% 8/27/2030	303,000	246,945
		4,649,058
TOTAL MULTI-NATIONAL		13,320,270
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	10,000,000	9,978,507
Cooperatieve Rabobank UA 3.75% 7/21/2026	528,000	517,367
Cooperatieve Rabobank UA 4.375% 8/4/2025	936,000	932,226
Cooperatieve Rabobank UA 5.25% 5/24/2041	82,000	79,544

TOTAL NETHERLANDS		11,507,644
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	316,000	280,280
Equinor ASA 3.125% 4/6/2030	274,000	252,469
Equinor ASA 3.625% 9/10/2028	331,000	320,289
Equinor ASA 3.7% 4/6/2050	438,000	324,303
Equinor ASA 5.1% 8/17/2040	55,000	52,962

TOTAL NORWAY		1,230,303
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	174,775	181,439
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	732,000	692,599
UBS Group AG 3.75% 3/26/2025	585,000	583,249
UBS Group AG 3.869% 1/12/2029 (b)(d)	505,000	486,272
UBS Group AG 4.125% 9/24/2025 (d)	661,000	657,905
UBS Group AG 4.194% 4/1/2031 (b)(d)	1,208,000	1,141,414
UBS Group AG 4.55% 4/17/2026	323,000	321,868
UBS Group AG 4.875% 5/15/2045	310,000	277,687
UBS Group AG 6.537% 8/12/2033 (b)(d)	7,000,000	7,421,703
		11,582,697
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	198,343
TOTAL SWITZERLAND		11,781,040
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	153,000	148,043
BAT Capital Corp 4.39% 8/15/2037	298,000	257,073
BAT Capital Corp 4.54% 8/15/2047	306,000	241,320
BAT Capital Corp 4.758% 9/6/2049	334,000	270,365
BAT Capital Corp 6.421% 8/2/2033	422,000	446,027
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	201,000	199,960
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	1,309,000	1,344,040
Reynolds American Inc 4.45% 6/12/2025	303,000	302,155
Reynolds American Inc 5.7% 8/15/2035	153,000	153,438
Reynolds American Inc 5.85% 8/15/2045	116,000	110,450
Reynolds American Inc 6.15% 9/15/2043	502,000	496,523
Reynolds American Inc 7.25% 6/15/2037	570,000	626,547
		4,595,941
Financials - 0.4%
Banks - 0.4%
Barclays PLC 2.279% 11/24/2027 (b)	500,000	475,587
Barclays PLC 2.894% 11/24/2032 (b)	520,000	439,109
Barclays PLC 4.836% 5/9/2028	263,000	258,377
Barclays PLC 4.95% 1/10/2047	443,000	393,650
Barclays PLC 5.088% 6/20/2030 (b)	923,000	899,074
Barclays PLC 5.2% 5/12/2026	781,000	781,890
Barclays PLC 5.829% 5/9/2027 (b)	4,830,000	4,882,013
Barclays PLC 6.224% 5/9/2034 (b)	2,572,000	2,641,932
NatWest Group PLC 3.073% 5/22/2028 (b)	584,000	558,542
NatWest Group PLC 4.8% 4/5/2026	358,000	357,882
NatWest Group PLC 4.892% 5/18/2029 (b)	234,000	231,624
		11,919,680
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	285,000	262,881
TOTAL UNITED KINGDOM		16,778,502
UNITED STATES - 19.2%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	284,000	258,248
AT&T Inc 2.25% 2/1/2032	467,000	386,076
AT&T Inc 2.55% 12/1/2033	1,877,000	1,511,987
AT&T Inc 2.75% 6/1/2031	509,000	442,764
AT&T Inc 2.95% 7/15/2026	219,000	213,437
AT&T Inc 3.3% 2/1/2052	484,000	321,338
AT&T Inc 3.5% 6/1/2041	261,000	199,995
AT&T Inc 3.5% 9/15/2053	864,000	581,766
AT&T Inc 3.55% 9/15/2055	1,880,000	1,264,460
AT&T Inc 3.65% 6/1/2051	400,000	282,491
AT&T Inc 3.65% 9/15/2059	1,701,000	1,126,684
AT&T Inc 3.8% 12/1/2057	1,915,000	1,321,166
AT&T Inc 3.8% 2/15/2027	247,000	242,323
AT&T Inc 4.35% 6/15/2045	175,000	143,427
AT&T Inc 4.5% 3/9/2048	224,000	184,981
AT&T Inc 4.65% 6/1/2044	216,000	183,375
Verizon Communications Inc 1.5% 9/18/2030	110,000	91,246
Verizon Communications Inc 1.68% 10/30/2030	92,000	76,509
Verizon Communications Inc 2.355% 3/15/2032	1,607,000	1,332,690
Verizon Communications Inc 2.55% 3/21/2031	2,142,000	1,844,625
Verizon Communications Inc 3.55% 3/22/2051	299,000	211,288
Verizon Communications Inc 4.272% 1/15/2036	666,000	598,969
Verizon Communications Inc 4.4% 11/1/2034	103,000	95,426
Verizon Communications Inc 4.75% 11/1/2041	27,000	24,257
Verizon Communications Inc 4.78% 2/15/2035 (d)	1,473,000	1,402,194
Verizon Communications Inc 5.012% 4/15/2049	67,000	61,964
Verizon Communications Inc 5.012% 8/21/2054	344,000	303,767
		14,707,453
Entertainment - 0.1%
Walt Disney Co/The 2% 9/1/2029	286,000	254,320
Walt Disney Co/The 2.65% 1/13/2031	435,000	385,077
Walt Disney Co/The 2.75% 9/1/2049	286,000	178,367
Walt Disney Co/The 3.5% 5/13/2040	187,000	149,954
Walt Disney Co/The 3.6% 1/13/2051	186,000	136,703
Walt Disney Co/The 3.7% 10/15/2025	192,000	190,863
Walt Disney Co/The 3.8% 3/22/2030	2,891,000	2,767,056
Walt Disney Co/The 4.7% 3/23/2050	1,046,000	928,169
Walt Disney Co/The 5.4% 10/1/2043	106,000	104,084
Walt Disney Co/The 6.15% 2/15/2041	288,000	304,897
Walt Disney Co/The 6.15% 3/1/2037	108,000	114,980
		5,514,470
Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	408,000	323,109
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	701,000	591,154
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	924,000	633,172
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	243,000	151,792
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	4,000,000	2,573,241
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	302,000	291,934
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	318,000	284,098
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	8,242,000	6,191,037
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	163,000	162,806
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,087,000	1,063,619
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	339,000	265,358
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,518,000	2,066,703
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	318,000	253,013
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	143,000	122,241
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,665,000	1,697,179
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	369,000	368,315
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	474,000	447,891
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,149,000	1,175,320
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	3,000,000	2,918,746
Comcast Corp 1.5% 2/15/2031	390,000	317,428
Comcast Corp 1.95% 1/15/2031	70,000	58,550
Comcast Corp 2.35% 1/15/2027	653,000	624,256
Comcast Corp 2.45% 8/15/2052	390,000	211,823
Comcast Corp 2.65% 2/1/2030	216,000	193,504
Comcast Corp 2.8% 1/15/2051	224,000	133,134
Comcast Corp 3.15% 3/1/2026	137,000	134,901
Comcast Corp 3.3% 2/1/2027	327,000	318,299
Comcast Corp 3.375% 8/15/2025	376,000	372,778
Comcast Corp 3.4% 4/1/2030	200,000	185,579
Comcast Corp 3.45% 2/1/2050	204,000	139,669
Comcast Corp 3.75% 4/1/2040	160,000	128,693
Comcast Corp 3.969% 11/1/2047	143,000	108,363
Comcast Corp 4% 3/1/2048	329,000	249,848
Comcast Corp 4.15% 10/15/2028	517,000	504,196
Discovery Communications LLC 3.625% 5/15/2030	765,000	680,543
Discovery Communications LLC 4.125% 5/15/2029	26,000	24,224
Time Warner Cable LLC 4.5% 9/15/2042	418,000	312,705
Time Warner Cable LLC 5.5% 9/1/2041	214,000	181,600
Time Warner Cable LLC 5.875% 11/15/2040	188,000	168,221
Time Warner Cable LLC 6.55% 5/1/2037	2,538,000	2,453,932
Time Warner Cable LLC 7.3% 7/1/2038	585,000	595,136
TWDC Enterprises 18 Corp 1.85% 7/30/2026	140,000	134,410
TWDC Enterprises 18 Corp 3% 7/30/2046	123,000	82,502
TWDC Enterprises 18 Corp 3.15% 9/17/2025	260,000	257,402
TWDC Enterprises 18 Corp 4.125% 6/1/2044	156,000	128,265
Warnermedia Holdings Inc 3.638% 3/15/2025	281,000	280,096
Warnermedia Holdings Inc 3.755% 3/15/2027	853,000	821,807
Warnermedia Holdings Inc 4.054% 3/15/2029	164,000	152,594
Warnermedia Holdings Inc 4.279% 3/15/2032	4,437,000	3,909,916
Warnermedia Holdings Inc 5.05% 3/15/2042	692,000	555,594
Warnermedia Holdings Inc 5.141% 3/15/2052	8,192,000	6,086,691
		42,087,387
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	412,000	378,355
T-Mobile USA Inc 2.25% 11/15/2031	5,000,000	4,153,522
T-Mobile USA Inc 3.3% 2/15/2051	412,000	271,731
T-Mobile USA Inc 3.5% 4/15/2025	241,000	239,910
T-Mobile USA Inc 3.75% 4/15/2027	997,000	974,028
T-Mobile USA Inc 3.875% 4/15/2030	1,339,000	1,259,982
		7,277,528
TOTAL COMMUNICATION SERVICES		69,586,838

Consumer Discretionary - 0.4%
Automobiles - 0.1%
General Motors Co 5% 10/1/2028	189,000	188,162
General Motors Co 5.2% 4/1/2045	117,000	101,447
General Motors Co 5.95% 4/1/2049	173,000	163,425
General Motors Co 6.6% 4/1/2036	160,000	167,947
General Motors Co 6.75% 4/1/2046	196,000	204,554
General Motors Co 6.8% 10/1/2027	364,000	380,157
General Motors Financial Co Inc 3.85% 1/5/2028	192,000	185,433
General Motors Financial Co Inc 4% 1/15/2025	169,000	168,929
General Motors Financial Co Inc 4% 10/6/2026	101,000	99,562
General Motors Financial Co Inc 4.3% 7/13/2025	340,000	338,990
General Motors Financial Co Inc 4.35% 1/17/2027	219,000	216,466
General Motors Financial Co Inc 5.65% 1/17/2029	587,000	595,720
General Motors Financial Co Inc 5.85% 4/6/2030	1,080,000	1,103,035
		3,913,827
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025	100,000	98,735
Diversified Consumer Services - 0.0%
American University/The 3.672% 4/1/2049	66,000	50,141
Duke University 2.832% 10/1/2055	128,000	79,502
George Washington University/The 4.126% 9/15/2048	192,000	156,140
George Washington University/The 4.3% 9/15/2044	55,000	47,146
Massachusetts Institute of Technology 2.989% 7/1/2050	128,000	86,042
Massachusetts Institute of Technology 3.885% 7/1/2116	78,000	54,582
Massachusetts Institute of Technology 3.959% 7/1/2038	130,000	115,431
Northwestern University 3.662% 12/1/2057	152,000	111,472
Northwestern University 4.643% 12/1/2044	92,000	84,143
President and Fellows of Harvard College 3.3% 7/15/2056	133,000	91,191
President and Fellows of Harvard College 3.619% 10/1/2037	27,000	22,998
Princeton Univ 5.7% 3/1/2039	27,000	28,344
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	127,000	122,554
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	136,000	112,689
University of Notre Dame du Lac 3.438% 2/15/2045	91,000	69,150
University of Southern California 2.945% 10/1/2051	314,000	205,136
University of Southern California 5.25% 10/1/2111	55,000	50,627
William Marsh Rice University 3.774% 5/15/2055	50,000	37,990
		1,525,278
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.3% 7/1/2025	165,000	163,821
McDonald's Corp 3.5% 7/1/2027	475,000	462,654
McDonald's Corp 3.6% 7/1/2030	448,000	420,238
McDonald's Corp 3.7% 1/30/2026	463,000	459,410
Metropolitan Museum of Art/The 3.4% 7/1/2045	82,000	60,528
		1,566,651
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	2,004,000	1,796,171
AutoNation Inc 4.75% 6/1/2030	96,000	92,685
AutoZone Inc 3.25% 4/15/2025	110,000	109,477
AutoZone Inc 3.625% 4/15/2025	461,000	459,438
AutoZone Inc 3.75% 6/1/2027	159,000	155,363
AutoZone Inc 4% 4/15/2030	996,000	948,198
Lowe's Cos Inc 1.3% 4/15/2028	220,000	196,673
Lowe's Cos Inc 1.7% 10/15/2030	334,000	279,447
Lowe's Cos Inc 3.35% 4/1/2027	85,000	82,557
Lowe's Cos Inc 3.65% 4/5/2029	294,000	279,963
Lowe's Cos Inc 3.7% 4/15/2046	96,000	71,029
Lowe's Cos Inc 3.75% 4/1/2032	899,000	823,285
Lowe's Cos Inc 4.05% 5/3/2047	315,000	244,576
Lowe's Cos Inc 4.45% 4/1/2062	1,098,000	850,445
Lowe's Cos Inc 4.5% 4/15/2030	811,000	795,669
O'Reilly Automotive Inc 4.2% 4/1/2030	148,000	142,287
		7,327,263
TOTAL CONSUMER DISCRETIONARY		14,431,754

Consumer Staples - 0.3%
Beverages - 0.2%
Coca-Cola Co/The 1.375% 3/15/2031	334,000	273,369
Coca-Cola Co/The 1.45% 6/1/2027	230,000	214,728
Coca-Cola Co/The 1.65% 6/1/2030	230,000	196,142
Coca-Cola Co/The 2.5% 3/15/2051	167,000	97,898
Coca-Cola Co/The 2.5% 6/1/2040	230,000	161,065
Coca-Cola Co/The 2.6% 6/1/2050	230,000	138,621
Coca-Cola Co/The 2.75% 6/1/2060	230,000	134,081
Coca-Cola Co/The 3.375% 3/25/2027	713,000	698,192
Coca-Cola Co/The 3.45% 3/25/2030	436,000	411,322
Molson Coors Beverage Co 3% 7/15/2026	1,419,000	1,382,253
Molson Coors Beverage Co 4.2% 7/15/2046	363,000	289,769
Molson Coors Beverage Co 5% 5/1/2042	1,644,000	1,511,026
		5,508,466
Consumer Staples Distribution & Retail - 0.0%
Dollar Tree Inc 4% 5/15/2025	219,000	218,184
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	289,000	259,934
General Mills Inc 3% 2/1/2051	168,000	106,296
General Mills Inc 4.2% 4/17/2028	472,000	462,178
		828,408
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046	274,000	198,590
Altria Group Inc 4.25% 8/9/2042	963,000	767,942
Altria Group Inc 4.5% 5/2/2043	466,000	380,304
Altria Group Inc 4.8% 2/14/2029	491,000	485,146
Altria Group Inc 5.8% 2/14/2039	256,000	252,906
Altria Group Inc 5.95% 2/14/2049	452,000	442,242
Philip Morris International Inc 2.75% 2/25/2026	103,000	100,786
Philip Morris International Inc 3.875% 8/21/2042	132,000	104,368
Philip Morris International Inc 4.125% 3/4/2043	274,000	222,517
Philip Morris International Inc 4.875% 11/15/2043	165,000	147,587
Philip Morris International Inc 6.375% 5/16/2038	40,000	42,953
		3,145,341
TOTAL CONSUMER STAPLES		9,700,399

Energy - 1.3%
Energy Equipment & Services - 0.0%
Halliburton Co 2.92% 3/1/2030	264,000	237,575
Halliburton Co 3.8% 11/15/2025	14,000	13,882
Halliburton Co 4.85% 11/15/2035	270,000	256,554
Halliburton Co 5% 11/15/2045	207,000	184,805
Halliburton Co 7.45% 9/15/2039	41,000	47,926
		740,742
Oil, Gas & Consumable Fuels - 1.3%
Columbia Pipeline Group Inc 4.5% 6/1/2025	259,000	258,315
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	432,000	444,663
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	1,163,000	1,193,008
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	348,000	361,098
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	626,000	656,031
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	375,000	398,109
DCP Midstream Operating LP 5.125% 5/15/2029	1,257,000	1,258,980
DCP Midstream Operating LP 5.6% 4/1/2044	154,000	143,939
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	311,000	319,963
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	1,205,000	1,294,581
Energy Transfer LP 3.75% 5/15/2030	750,000	699,731
Energy Transfer LP 3.9% 7/15/2026	206,000	203,291
Energy Transfer LP 4.95% 6/15/2028	767,000	765,646
Energy Transfer LP 5% 5/15/2050	3,892,000	3,301,801
Energy Transfer LP 5.15% 3/15/2045	219,000	191,654
Energy Transfer LP 5.25% 4/15/2029	258,000	258,919
Energy Transfer LP 5.3% 4/1/2044	159,000	142,213
Energy Transfer LP 5.4% 10/1/2047	420,000	377,339
Energy Transfer LP 5.8% 6/15/2038	523,000	514,040
Energy Transfer LP 6% 6/15/2048	923,000	891,536
Energy Transfer LP 6.125% 12/15/2045	120,000	118,439
Energy Transfer LP 6.25% 4/15/2049	257,000	257,215
Enterprise Products Operating LLC 3.7% 2/15/2026	652,000	645,745
Hess Corp 4.3% 4/1/2027	614,000	607,735
Hess Corp 5.6% 2/15/2041	2,043,000	2,017,620
Hess Corp 5.8% 4/1/2047	117,000	117,073
Hess Corp 7.125% 3/15/2033	126,000	139,643
Hess Corp 7.3% 8/15/2031	168,000	186,577
Hess Corp 7.875% 10/1/2029	551,000	613,770
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	104,000	87,403
Kinder Morgan Energy Partners LP 5% 3/1/2043	27,000	23,512
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	192,000	177,947
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	27,000	25,456
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	140,000	145,461
Kinder Morgan Inc 4.3% 3/1/2028	273,000	267,912
Kinder Morgan Inc 5.2% 3/1/2048	241,000	212,558
Kinder Morgan Inc 5.3% 12/1/2034	234,000	227,909
Kinder Morgan Inc 5.55% 6/1/2045	573,000	535,523
Marathon Petroleum Corp 4.5% 4/1/2048	160,000	124,922
Marathon Petroleum Corp 4.7% 5/1/2025	601,000	600,310
Marathon Petroleum Corp 6.5% 3/1/2041	27,000	27,974
MPLX LP 4.125% 3/1/2027	259,000	255,155
MPLX LP 4.7% 4/15/2048	535,000	438,375
MPLX LP 4.8% 2/15/2029	393,000	389,567
MPLX LP 4.95% 9/1/2032	2,488,000	2,398,718
MPLX LP 5.2% 3/1/2047	168,000	149,150
MPLX LP 5.5% 2/15/2049	662,000	607,821
Occidental Petroleum Corp 6.2% 3/15/2040	214,000	210,833
Occidental Petroleum Corp 6.45% 9/15/2036	578,000	591,715
Occidental Petroleum Corp 6.6% 3/15/2046	717,000	723,858
Occidental Petroleum Corp 7.5% 5/1/2031	964,000	1,053,902
ONEOK Inc 4.25% 9/15/2046	151,000	116,010
ONEOK Inc 4.25% 9/24/2027	820,000	808,092
ONEOK Inc 4.4% 10/15/2029	858,000	831,833
ONEOK Inc 4.45% 9/1/2049	160,000	124,791
ONEOK Inc 4.75% 10/15/2031	1,669,000	1,614,438
ONEOK Inc 4.95% 7/13/2047	160,000	135,379
ONEOK Inc 5% 3/1/2026	82,000	82,126
ONEOK Inc 5.2% 7/15/2048	83,000	73,095
Ovintiv Inc 6.5% 2/1/2038	244,000	248,432
Phillips 66 3.85% 4/9/2025	77,000	76,782
Phillips 66 4.875% 11/15/2044	27,000	23,296
Phillips 66 5.875% 5/1/2042	260,000	258,421
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	166,000	154,399
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	336,000	335,504
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	52,000	44,101
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	77,000	80,692
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	1,002,000	970,612
Spectra Energy Partners LP 3.375% 10/15/2026	447,000	436,430
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	288,000	262,368
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	212,000	178,958
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	110,000	91,385
Western Gas Partners LP 3.95% 6/1/2025	109,000	108,448
Western Gas Partners LP 4.5% 3/1/2028	251,000	245,719
Western Gas Partners LP 4.65% 7/1/2026	1,137,000	1,131,076
Western Gas Partners LP 4.75% 8/15/2028	145,000	142,419
Williams Cos Inc/The 3.5% 11/15/2030	1,068,000	981,308
Williams Cos Inc/The 3.75% 6/15/2027	640,000	623,821
Williams Cos Inc/The 3.9% 1/15/2025	250,000	249,897
Williams Cos Inc/The 4.65% 8/15/2032	2,571,000	2,446,950
Williams Cos Inc/The 4.85% 3/1/2048	231,000	196,743
Williams Cos Inc/The 5.3% 8/15/2052	581,000	531,134
Williams Cos Inc/The 5.75% 6/24/2044	52,000	50,380
		41,309,694
TOTAL ENERGY		42,050,436

Financials - 10.3%
Banks - 4.8%
Bank of America Corp 1.658% 3/11/2027 (b)	532,000	512,628
Bank of America Corp 1.734% 7/22/2027 (b)	690,000	657,795
Bank of America Corp 2.015% 2/13/2026 (b)	692,000	689,686
Bank of America Corp 2.087% 6/14/2029 (b)	157,000	142,488
Bank of America Corp 2.299% 7/21/2032 (b)	2,174,000	1,812,360
Bank of America Corp 2.651% 3/11/2032 (b)	506,000	436,197
Bank of America Corp 2.676% 6/19/2041 (b)	340,000	236,038
Bank of America Corp 2.687% 4/22/2032 (b)	246,000	211,459
Bank of America Corp 2.831% 10/24/2051 (b)	276,000	169,834
Bank of America Corp 2.972% 7/21/2052 (b)	268,000	170,362
Bank of America Corp 3.194% 7/23/2030 (b)	1,318,000	1,214,145
Bank of America Corp 3.248% 10/21/2027	103,000	99,267
Bank of America Corp 3.366% 1/23/2026 (b)	724,000	723,318
Bank of America Corp 3.419% 12/20/2028 (b)	3,213,000	3,080,517
Bank of America Corp 3.593% 7/21/2028 (b)	304,000	294,349
Bank of America Corp 3.705% 4/24/2028 (b)	241,000	234,721
Bank of America Corp 3.846% 3/8/2037 (b)	197,000	174,502
Bank of America Corp 3.95% 4/21/2025	518,000	516,577
Bank of America Corp 3.97% 3/5/2029 (b)	601,000	582,866
Bank of America Corp 3.974% 2/7/2030 (b)	388,000	371,832
Bank of America Corp 4% 1/22/2025	165,000	164,917
Bank of America Corp 4.083% 3/20/2051 (b)	173,000	135,429
Bank of America Corp 4.183% 11/25/2027	425,000	417,177
Bank of America Corp 4.25% 10/22/2026	645,000	639,465
Bank of America Corp 4.271% 7/23/2029 (b)	494,000	481,292
Bank of America Corp 4.33% 3/15/2050 (b)	359,000	293,885
Bank of America Corp 4.443% 1/20/2048 (b)	418,000	352,047
Bank of America Corp 4.45% 3/3/2026	547,000	544,733
Bank of America Corp 4.571% 4/27/2033 (b)	10,000,000	9,503,167
Bank of America Corp 5% 1/21/2044	147,000	137,265
Bank of America Corp 5.015% 7/22/2033 (b)	14,951,000	14,664,217
Bank of America Corp 5.875% 2/7/2042	90,000	93,894
Bank of America Corp 6.11% 1/29/2037	194,000	200,961
Bank of America Corp 7.75% 5/14/2038	114,000	133,167
Citigroup Inc 1.122% 1/28/2027 (b)	487,000	467,685
Citigroup Inc 2.561% 5/1/2032 (b)	414,000	350,411
Citigroup Inc 3.106% 4/8/2026 (b)	854,000	849,885
Citigroup Inc 3.52% 10/27/2028 (b)	632,000	608,254
Citigroup Inc 3.668% 7/24/2028 (b)	1,119,000	1,083,934
Citigroup Inc 3.7% 1/12/2026	305,000	301,952
Citigroup Inc 3.875% 3/26/2025	1,193,000	1,189,829
Citigroup Inc 3.887% 1/10/2028 (b)	123,000	120,570
Citigroup Inc 3.98% 3/20/2030 (b)	976,000	931,824
Citigroup Inc 4.125% 7/25/2028	423,000	411,258
Citigroup Inc 4.3% 11/20/2026	218,000	216,028
Citigroup Inc 4.4% 6/10/2025	110,000	109,668
Citigroup Inc 4.412% 3/31/2031 (b)	1,601,000	1,538,826
Citigroup Inc 4.45% 9/29/2027	3,118,000	3,075,758
Citigroup Inc 4.6% 3/9/2026	441,000	439,800
Citigroup Inc 4.65% 7/23/2048	389,000	332,853
Citigroup Inc 4.75% 5/18/2046	216,000	189,803
Citigroup Inc 4.91% 5/24/2033 (b)	11,248,000	10,871,130
Citigroup Inc 5.3% 5/6/2044	55,000	51,768
Citigroup Inc 5.5% 9/13/2025	831,000	834,667
Citigroup Inc 5.875% 1/30/2042	149,000	152,286
Citigroup Inc 6.27% 11/17/2033 (b)	5,000,000	5,243,007
Citigroup Inc 8.125% 7/15/2039	219,000	270,280
Citizens Financial Group Inc 2.638% 9/30/2032	662,000	531,999
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	4,546,000	4,561,832
Fifth Third Bancorp 2.55% 5/5/2027	407,000	386,471
Fifth Third Bancorp 4.895% 9/6/2030 (b)	3,500,000	3,452,142
Fifth Third Bancorp 8.25% 3/1/2038	57,000	68,339
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	821,000	776,633
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	440,000	364,704
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	1,010,000	1,001,324
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	329,000	289,837
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	642,000	541,538
JPMorgan Chase & Co 2.95% 10/1/2026	692,000	674,216
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	884,000	790,746
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	409,000	270,703
JPMorgan Chase & Co 3.3% 4/1/2026	247,000	243,227
JPMorgan Chase & Co 3.509% 1/23/2029 (b)	867,000	831,783
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	466,000	452,796
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	123,000	104,942
JPMorgan Chase & Co 3.9% 7/15/2025	592,000	589,887
JPMorgan Chase & Co 3.96% 1/29/2027 (b)	334,000	331,405
JPMorgan Chase & Co 3.964% 11/15/2048 (b)	258,000	201,734
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	563,000	545,853
JPMorgan Chase & Co 4.125% 12/15/2026	1,929,000	1,908,598
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	1,198,000	1,165,771
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	326,000	322,101
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	335,000	328,298
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	1,607,000	1,565,829
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	8,275,000	7,935,971
JPMorgan Chase & Co 4.85% 2/1/2044	137,000	126,082
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	15,028,000	14,693,129
JPMorgan Chase & Co 4.95% 6/1/2045	262,000	237,884
JPMorgan Chase & Co 5.5% 10/15/2040	156,000	155,220
JPMorgan Chase & Co 5.6% 7/15/2041	41,000	41,392
JPMorgan Chase & Co 5.625% 8/16/2043	137,000	136,545
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,300,000	2,349,193
PNC Financial Services Group Inc/The 1.15% 8/13/2026	345,000	325,989
PNC Financial Services Group Inc/The 2.6% 7/23/2026	667,000	646,121
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	15,000,000	14,124,300
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	717,000	679,982
Wells Fargo & Co 2.164% 2/11/2026 (b)	1,018,000	1,014,895
Wells Fargo & Co 2.188% 4/30/2026 (b)	806,000	798,703
Wells Fargo & Co 2.572% 2/11/2031 (b)	644,000	567,932
Wells Fargo & Co 3% 10/23/2026	557,000	540,078
Wells Fargo & Co 3.068% 4/30/2041 (b)	487,000	354,320
Wells Fargo & Co 3.35% 3/2/2033 (b)	157,000	137,634
Wells Fargo & Co 3.526% 3/24/2028 (b)	1,167,000	1,131,907
Wells Fargo & Co 3.584% 5/22/2028 (b)	287,000	278,116
Wells Fargo & Co 3.9% 5/1/2045	130,000	101,109
Wells Fargo & Co 4.1% 6/3/2026	88,000	87,046
Wells Fargo & Co 4.4% 6/14/2046	196,000	157,382
Wells Fargo & Co 4.478% 4/4/2031 (b)	1,796,000	1,738,485
Wells Fargo & Co 4.75% 12/7/2046	439,000	370,073
Wells Fargo & Co 4.897% 7/25/2033 (b)	13,435,000	12,975,057
Wells Fargo & Co 4.9% 11/17/2045	265,000	229,666
Wells Fargo & Co 5.013% 4/4/2051 (b)	2,145,000	1,904,007
Wells Fargo & Co 5.375% 11/2/2043	184,000	171,808
Wells Fargo & Co 5.499% 1/23/2035 (b)	670,000	667,153
Wells Fargo & Co 5.606% 1/15/2044	312,000	298,540
		157,012,460
Capital Markets - 2.7%
Ares Capital Corp 2.15% 7/15/2026	705,000	674,066
Ares Capital Corp 3.25% 7/15/2025	173,000	171,321
Ares Capital Corp 3.875% 1/15/2026	1,565,000	1,547,102
Athene Global Funding 5.339% 1/15/2027 (d)	4,421,000	4,447,975
Athene Global Funding 5.583% 1/9/2029 (d)	2,226,000	2,251,344
Blackstone Private Credit Fund 2.7% 1/15/2025	437,000	436,547
Blackstone Private Credit Fund 4.7% 3/24/2025	2,482,000	2,478,261
Blackstone Private Credit Fund 7.05% 9/29/2025	3,077,000	3,122,012
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (b)	471,000	468,678
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,144,000	1,104,336
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	1,960,000	1,633,467
Goldman Sachs Group Inc/The 2.6% 2/7/2030	334,000	295,855
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	848,000	722,602
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	434,000	366,829
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	16,994,000	14,646,600
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	137,000	101,984
Goldman Sachs Group Inc/The 3.5% 1/23/2025	1,432,000	1,431,176
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	5,717,000	5,552,706
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,945,000	1,823,983
Goldman Sachs Group Inc/The 3.85% 1/26/2027	829,000	813,516
Goldman Sachs Group Inc/The 4.25% 10/21/2025	422,000	419,672
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	130,000	114,570
Goldman Sachs Group Inc/The 4.75% 10/21/2045	433,000	383,167
Goldman Sachs Group Inc/The 5.95% 1/15/2027	411,000	421,180
Goldman Sachs Group Inc/The 6.75% 10/1/2037	843,000	902,482
Moody's Corp 3.25% 1/15/2028	737,000	706,083
Moody's Corp 3.75% 3/24/2025	637,000	635,395
Moody's Corp 4.875% 12/17/2048	284,000	252,604
Morgan Stanley 1.512% 7/20/2027 (b)	270,000	256,593
Morgan Stanley 1.593% 5/4/2027 (b)	393,000	376,703
Morgan Stanley 2.188% 4/28/2026 (b)	672,000	666,007
Morgan Stanley 2.239% 7/21/2032 (b)	255,000	211,144
Morgan Stanley 2.511% 10/20/2032 (b)	137,000	114,793
Morgan Stanley 3.125% 7/27/2026	2,912,000	2,844,568
Morgan Stanley 3.217% 4/22/2042 (b)	498,000	368,185
Morgan Stanley 3.591% 7/22/2028 (b)	984,000	948,876
Morgan Stanley 3.622% 4/1/2031 (b)	1,260,000	1,170,324
Morgan Stanley 3.625% 1/20/2027	1,381,000	1,355,827
Morgan Stanley 3.772% 1/24/2029 (b)	337,000	324,990
Morgan Stanley 3.875% 1/27/2026	144,000	142,886
Morgan Stanley 3.95% 4/23/2027	937,000	918,267
Morgan Stanley 3.971% 7/22/2038 (b)	171,000	145,440
Morgan Stanley 4.3% 1/27/2045	55,000	45,335
Morgan Stanley 4.375% 1/22/2047	304,000	253,867
Morgan Stanley 4.431% 1/23/2030 (b)	552,000	537,239
Morgan Stanley 4.457% 4/22/2039 (b)	207,000	185,297
Morgan Stanley 4.889% 7/20/2033 (b)	10,161,000	9,843,968
Morgan Stanley 5% 11/24/2025	1,838,000	1,841,005
Morgan Stanley 5.597% 3/24/2051 (b)	355,000	351,094
Morgan Stanley 6.342% 10/18/2033 (b)	15,700,000	16,607,561
Morgan Stanley 6.375% 7/24/2042	80,000	86,430
Morgan Stanley 7.25% 4/1/2032	27,000	30,336
Peachtree Corners Funding Trust 3.976% 2/15/2025 (d)	628,000	626,665
		88,178,913
Consumer Finance - 1.6%
Ally Financial Inc 2.2% 11/2/2028	330,000	293,597
Ally Financial Inc 5.8% 5/1/2025	1,168,000	1,169,335
Ally Financial Inc 6.7% 2/14/2033	6,000,000	6,048,404
Ally Financial Inc 7.1% 11/15/2027	2,990,000	3,155,774
Ally Financial Inc 8% 11/1/2031	5,339,000	5,902,950
Capital One Financial Corp 2.636% 3/3/2026 (b)	612,000	609,400
Capital One Financial Corp 3.273% 3/1/2030 (b)	783,000	723,914
Capital One Financial Corp 3.65% 5/11/2027	1,693,000	1,648,125
Capital One Financial Corp 3.75% 3/9/2027	970,000	947,043
Capital One Financial Corp 3.75% 7/28/2026	267,000	262,037
Capital One Financial Corp 3.8% 1/31/2028	1,242,000	1,198,814
Capital One Financial Corp 4.985% 7/24/2026 (b)	2,477,000	2,475,046
Capital One Financial Corp 5.247% 7/26/2030 (b)	3,190,000	3,180,201
Capital One Financial Corp 5.468% 2/1/2029 (b)	2,078,000	2,092,428
Capital One Financial Corp 5.817% 2/1/2034 (b)	8,003,000	8,037,611
Capital One Financial Corp 6.377% 6/8/2034 (b)	2,857,000	2,966,367
Discover Financial Services 4.1% 2/9/2027	358,000	351,535
Discover Financial Services 4.5% 1/30/2026	1,105,000	1,100,356
Ford Motor Credit Co LLC 5.303% 9/6/2029	6,610,000	6,477,689
Synchrony Financial 3.7% 8/4/2026	129,000	126,180
Synchrony Financial 3.95% 12/1/2027	965,000	933,036
Synchrony Financial 5.15% 3/19/2029	721,000	710,172
		50,410,014
Financial Services - 0.9%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	547,000	463,743
Corebridge Financial Inc 3.5% 4/4/2025	254,000	253,091
Corebridge Financial Inc 3.65% 4/5/2027	4,362,000	4,241,137
Corebridge Financial Inc 3.85% 4/5/2029	355,000	338,992
Corebridge Financial Inc 3.9% 4/5/2032	423,000	384,996
Corebridge Financial Inc 4.35% 4/5/2042	96,000	79,917
Corebridge Financial Inc 4.4% 4/5/2052	285,000	228,953
Corebridge Global Funding 4.9% 12/3/2029 (d)	4,000,000	3,971,007
Corebridge Global Funding 5.9% 9/19/2028 (d)	1,806,000	1,856,840
Equitable Holdings Inc 4.35% 4/20/2028	759,000	743,639
Equitable Holdings Inc 4.572% 2/15/2029 (d)	185,000	180,278
Jackson Financial Inc 3.125% 11/23/2031	304,000	259,128
Jackson Financial Inc 5.17% 6/8/2027	1,172,000	1,177,044
Jackson Financial Inc 5.67% 6/8/2032	1,260,000	1,268,338
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,107,000	1,051,333
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	991,000	824,968
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	381,000	336,213
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,205,000	1,196,560
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	159,000	158,707
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	1,805,000	1,796,728
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	5,571,000	5,890,016
Pine Street Trust II 5.568% 2/15/2049 (d)	716,000	659,517
Voya Financial Inc 3.65% 6/15/2026	433,000	425,768
Voya Financial Inc 5.7% 7/15/2043	103,000	98,339
Western Union Co/The 2.85% 1/10/2025	300,000	299,850
		28,185,102
Insurance - 0.3%
Aon Global Ltd 4.6% 6/14/2044	44,000	37,219
Aon Global Ltd 4.75% 5/15/2045	161,000	138,689
Athene Holding Ltd 3.5% 1/15/2031	187,000	168,561
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	1,385,000	1,238,063
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	514,000	503,413
Lincoln National Corp 3.625% 12/12/2026	165,000	161,713
Lincoln National Corp 4.35% 3/1/2048	83,000	64,425
Lincoln National Corp 4.375% 6/15/2050	167,000	128,634
Marsh & McLennan Cos Inc 4.2% 3/1/2048	134,000	108,553
Marsh & McLennan Cos Inc 4.35% 1/30/2047	77,000	64,312
Marsh & McLennan Cos Inc 4.375% 3/15/2029	711,000	698,232
Marsh & McLennan Cos Inc 4.9% 3/15/2049	255,000	228,317
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	730,000	471,273
MetLife Inc 3.6% 11/13/2025	334,000	331,212
MetLife Inc 4.125% 8/13/2042	171,000	141,869
MetLife Inc 4.6% 5/13/2046	55,000	47,774
MetLife Inc 4.721% 12/15/2044 (b)	137,000	120,954
MetLife Inc 5.375% 7/15/2033	1,754,000	1,772,586
Pacific LifeCorp 5.125% 1/30/2043 (d)	660,000	608,258
Prudential Financial Inc 3.878% 3/27/2028	114,000	110,974
Prudential Financial Inc 3.905% 12/7/2047	15,000	11,432
Prudential Financial Inc 3.935% 12/7/2049	294,000	221,618
Prudential Financial Inc 4.35% 2/25/2050	343,000	279,508
Prudential Financial Inc 4.418% 3/27/2048	174,000	143,627
Prudential Financial Inc 5.125% 3/1/2052 (b)	115,000	109,437
Prudential Financial Inc 5.7% 12/14/2036	10,000	10,266
Unum Group 3.875% 11/5/2025	610,000	604,976
Unum Group 4% 6/15/2029	554,000	530,527
Unum Group 5.75% 8/15/2042	914,000	892,296
		9,948,718
TOTAL FINANCIALS		333,735,207

Health Care - 1.2%
Biotechnology - 0.3%
Amgen Inc 1.65% 8/15/2028	532,000	475,492
Amgen Inc 1.9% 2/21/2025	224,000	223,106
Amgen Inc 2.6% 8/19/2026	288,000	278,553
Amgen Inc 2.8% 8/15/2041	544,000	378,828
Amgen Inc 3.125% 5/1/2025	55,000	54,694
Amgen Inc 4.4% 5/1/2045	272,000	225,592
Amgen Inc 4.663% 6/15/2051	342,000	286,346
Amgen Inc 5.15% 3/2/2028	1,562,000	1,573,363
Amgen Inc 5.25% 3/2/2030	1,426,000	1,439,306
Amgen Inc 5.25% 3/2/2033	1,610,000	1,598,116
Amgen Inc 5.6% 3/2/2043	1,529,000	1,486,381
Amgen Inc 5.65% 3/2/2053	135,000	129,974
Amgen Inc 5.75% 3/2/2063	1,385,000	1,328,295
		9,478,046
Health Care Providers & Services - 0.9%
Allina Health System 3.887% 4/15/2049	182,000	139,002
Banner Health 2.913% 1/1/2051	377,000	239,390
Centene Corp 2.45% 7/15/2028	1,232,000	1,108,688
Centene Corp 2.625% 8/1/2031	575,000	473,498
Centene Corp 3.375% 2/15/2030	640,000	570,035
Centene Corp 4.25% 12/15/2027	721,000	698,435
Centene Corp 4.625% 12/15/2029	1,121,000	1,060,197
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	277,000	171,221
Cigna Group/The 3.05% 10/15/2027	402,000	384,842
Cigna Group/The 4.375% 10/15/2028	1,489,000	1,459,641
Cigna Group/The 4.5% 2/25/2026	209,000	208,440
Cigna Group/The 4.8% 8/15/2038	1,120,000	1,015,335
Cigna Group/The 6.125% 11/15/2041	82,000	83,235
CVS Health Corp 2.875% 6/1/2026	206,000	200,043
CVS Health Corp 3% 8/15/2026	532,000	515,331
CVS Health Corp 3.25% 8/15/2029	482,000	438,812
CVS Health Corp 3.625% 4/1/2027	225,000	218,310
CVS Health Corp 3.875% 7/20/2025	128,000	127,177
CVS Health Corp 4.3% 3/25/2028	655,000	634,634
CVS Health Corp 4.78% 3/25/2038	749,000	647,639
CVS Health Corp 4.875% 7/20/2035	85,000	77,215
CVS Health Corp 5% 1/30/2029	1,255,000	1,238,144
CVS Health Corp 5.05% 3/25/2048	751,000	619,234
CVS Health Corp 5.125% 7/20/2045	242,000	203,319
CVS Health Corp 5.25% 1/30/2031	515,000	502,970
CVS Health Corp 5.3% 12/5/2043	120,000	104,688
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	292,000	222,027
HCA Inc 3.5% 9/1/2030	6,450,000	5,857,893
HCA Inc 3.625% 3/15/2032	333,000	293,496
HCA Inc 5.25% 6/15/2049	475,000	410,965
HCA Inc 5.625% 9/1/2028	1,513,000	1,533,038
HCA Inc 5.875% 2/1/2029	1,674,000	1,708,552
Humana Inc 1.35% 2/3/2027	346,000	321,685
Humana Inc 2.15% 2/3/2032	347,000	276,399
Humana Inc 3.125% 8/15/2029	223,000	203,491
Humana Inc 3.7% 3/23/2029	333,000	314,324
Humana Inc 4.95% 10/1/2044	69,000	58,613
Integris Baptist Medical Center Inc 3.875% 8/15/2050	313,000	226,681
Kaiser Foundation Hospitals 3.266% 11/1/2049	251,000	174,045
Kaiser Foundation Hospitals 4.15% 5/1/2047	180,000	146,826
Kaiser Foundation Hospitals 4.875% 4/1/2042	49,000	45,318
Mass General Brigham Inc 4.117% 7/1/2055	96,000	75,453
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	82,000	65,791
MyMichigan Health 3.409% 6/1/2050	129,000	89,746
New York and Presbyterian Hospital/The 4.024% 8/1/2045	96,000	78,450
New York and Presbyterian Hospital/The 4.063% 8/1/2056	72,000	56,317
Novant Health Inc 3.168% 11/1/2051	227,000	149,942
NYU Langone Hospitals 4.784% 7/1/2044	208,000	187,556
Orlando Health Obligated Grp 3.327% 10/1/2050	208,000	144,935
Piedmont Healthcare Inc 2.719% 1/1/2042	42,000	28,870
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	74,000	42,660
Sabra Health Care LP 3.2% 12/1/2031	1,175,000	1,008,098
Sutter Health 3.361% 8/15/2050	504,000	354,216
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	265,000	260,288
Trinity Health Corp 2.632% 12/1/2040	121,000	84,296
West Virginia United Health System Obligated Group 3.129% 6/1/2050	170,000	107,977
		27,667,423
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	168,000	170,325
Mylan Inc 4.55% 4/15/2028	502,000	491,819
Utah Acquisition Sub Inc 3.95% 6/15/2026	240,000	236,188
		898,332
TOTAL HEALTH CARE		38,043,801

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 2.5% 3/1/2025	126,000	125,344
Boeing Co 2.7% 2/1/2027	217,000	206,925
Boeing Co 2.95% 2/1/2030	278,000	248,288
Boeing Co 3.625% 3/1/2048	110,000	73,202
Boeing Co 3.65% 3/1/2047	76,000	51,303
Boeing Co 3.75% 2/1/2050	424,000	289,184
Boeing Co 5.04% 5/1/2027	372,000	372,959
Boeing Co 5.15% 5/1/2030	706,000	696,104
Boeing Co 5.705% 5/1/2040	1,466,000	1,394,723
Boeing Co 5.805% 5/1/2050	869,000	808,303
Boeing Co 5.93% 5/1/2060	372,000	344,215
Boeing Co 6.259% 5/1/2027	654,000	669,555
Boeing Co 6.298% 5/1/2029	838,000	868,643
Boeing Co 6.388% 5/1/2031	635,000	663,906
Boeing Co 6.528% 5/1/2034	679,000	711,326
Boeing Co 6.858% 5/1/2054	1,023,000	1,087,293
Boeing Co 6.875% 3/15/2039	90,000	94,835
Boeing Co 7.008% 5/1/2064	965,000	1,023,987
		9,730,095
Building Products - 0.1%
Carrier Global Corp 2.242% 2/15/2025	347,000	345,612
Carrier Global Corp 2.493% 2/15/2027	245,000	234,265
Carrier Global Corp 2.722% 2/15/2030	427,000	381,971
Carrier Global Corp 3.377% 4/5/2040	171,000	132,057
Carrier Global Corp 3.577% 4/5/2050	131,000	93,881
Carrier Global Corp 5.9% 3/15/2034	284,000	294,064
Carrier Global Corp 6.2% 3/15/2054	176,000	186,070
		1,667,920
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029	393,000	376,901
Trane Technologies Financing Ltd 4.65% 11/1/2044	165,000	145,178
		522,079
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.375% 7/1/2025	809,000	802,707
TOTAL INDUSTRIALS		12,722,801

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 4.9% 10/1/2026	259,000	259,723
Dell International LLC / EMC Corp 5.3% 10/1/2029	690,000	696,626
Dell International LLC / EMC Corp 6.02% 6/15/2026	454,000	460,508
Dell International LLC / EMC Corp 6.1% 7/15/2027	298,000	306,720
Dell International LLC / EMC Corp 6.2% 7/15/2030	258,000	270,390
Dell International LLC / EMC Corp 8.1% 7/15/2036	287,000	340,187
Dell International LLC / EMC Corp 8.35% 7/15/2046	141,000	179,342
		2,513,496
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	192,000	184,861
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	105,000	103,360
Broadcom Inc 1.95% 2/15/2028 (d)	209,000	191,340
Broadcom Inc 2.45% 2/15/2031 (d)	2,705,000	2,332,696
Broadcom Inc 2.6% 2/15/2033 (d)	1,777,000	1,468,862
Broadcom Inc 3.459% 9/15/2026	346,000	339,194
Broadcom Inc 3.469% 4/15/2034 (d)	117,000	101,398
Broadcom Inc 3.5% 2/15/2041 (d)	1,435,000	1,120,629
Broadcom Inc 4.3% 11/15/2032	344,000	324,441
Broadcom Inc 4.75% 4/15/2029	469,000	465,849
		6,632,630
Software - 0.2%
Oracle Corp 1.65% 3/25/2026	1,129,000	1,088,349
Oracle Corp 2.3% 3/25/2028	1,288,000	1,190,739
Oracle Corp 2.5% 4/1/2025	296,000	294,295
Oracle Corp 2.65% 7/15/2026	247,000	239,465
Oracle Corp 2.8% 4/1/2027	736,000	706,692
Oracle Corp 2.95% 5/15/2025	137,000	136,043
Oracle Corp 3.25% 11/15/2027	469,000	450,924
Oracle Corp 3.6% 4/1/2040	736,000	575,444
Oracle Corp 3.6% 4/1/2050	427,000	299,160
Oracle Corp 3.85% 4/1/2060	497,000	340,949
Oracle Corp 3.85% 7/15/2036	278,000	238,174
Oracle Corp 3.95% 3/25/2051	365,000	270,358
Oracle Corp 4% 11/15/2047	480,000	365,837
Oracle Corp 4% 7/15/2046	269,000	207,015
Oracle Corp 4.125% 5/15/2045	82,000	64,797
Oracle Corp 4.3% 7/8/2034	106,000	97,441
Oracle Corp 5.375% 7/15/2040	343,000	330,250
		6,895,932
TOTAL INFORMATION TECHNOLOGY		16,042,058

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.6% 11/15/2028	1,512,000	1,548,819
Celanese US Holdings LLC 6.8% 11/15/2030	1,533,000	1,586,923
Celanese US Holdings LLC 6.95% 11/15/2033	895,000	928,809
		4,064,551
Real Estate - 1.3%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	184,000	146,138
Store Capital LLC 2.75% 11/18/2030	1,096,000	945,871
Store Capital LLC 4.625% 3/15/2029	225,000	216,734
VICI Properties LP 4.375% 5/15/2025	99,000	98,719
VICI Properties LP 4.75% 2/15/2028	964,000	955,897
VICI Properties LP 4.95% 2/15/2030	1,228,000	1,203,689
VICI Properties LP 5.125% 5/15/2032	823,000	801,337
VICI Properties LP 5.75% 4/1/2034	377,000	380,420
Vornado Realty LP 2.15% 6/1/2026	237,000	225,680
WP Carey Inc 2.4% 2/1/2031	477,000	405,377
WP Carey Inc 3.85% 7/15/2029	160,000	152,089
WP Carey Inc 4% 2/1/2025	673,000	672,133
		6,204,084
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032	254,000	202,466
Alexandria Real Estate Equities Inc 3% 5/18/2051	193,000	118,107
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	316,000	271,256
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	523,000	514,843
Healthcare Realty Holdings LP 3.1% 2/15/2030	165,000	148,281
Healthcare Realty Holdings LP 3.5% 8/1/2026	172,000	168,091
Healthpeak OP LLC 3% 1/15/2030	343,000	310,404
Healthpeak OP LLC 3.25% 7/15/2026	72,000	70,376
Healthpeak OP LLC 3.4% 2/1/2025	13,000	12,981
Healthpeak OP LLC 3.5% 7/15/2029	82,000	76,724
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,781,000	2,325,661
Omega Healthcare Investors Inc 3.375% 2/1/2031	527,000	467,380
Omega Healthcare Investors Inc 3.625% 10/1/2029	742,000	684,391
Omega Healthcare Investors Inc 4.5% 1/15/2025	556,000	555,799
Omega Healthcare Investors Inc 4.5% 4/1/2027	2,294,000	2,264,632
Omega Healthcare Investors Inc 4.75% 1/15/2028	801,000	790,156
Omega Healthcare Investors Inc 5.25% 1/15/2026	714,000	714,851
Ventas Realty LP 3% 1/15/2030	958,000	865,402
Ventas Realty LP 3.25% 10/15/2026	96,000	93,376
Ventas Realty LP 3.5% 2/1/2025	919,000	917,398
Ventas Realty LP 3.85% 4/1/2027	260,000	253,903
Ventas Realty LP 4% 3/1/2028	876,000	852,417
Ventas Realty LP 4.125% 1/15/2026	235,000	233,119
Ventas Realty LP 4.375% 2/1/2045	178,000	145,196
Ventas Realty LP 4.75% 11/15/2030	1,258,000	1,230,178
Ventas Realty LP 4.875% 4/15/2049	78,000	67,126
		14,354,514
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031	83,000	67,479
LXP Industrial Trust 2.7% 9/15/2030	230,000	198,909
		266,388
Office REITs - 0.2%
Boston Properties LP 2.75% 10/1/2026	192,000	184,795
Boston Properties LP 3.25% 1/30/2031	1,011,000	889,043
Boston Properties LP 4.5% 12/1/2028	489,000	475,821
Boston Properties LP 6.75% 12/1/2027	1,962,000	2,045,906
COPT Defense Properties LP 2% 1/15/2029	228,000	200,595
COPT Defense Properties LP 2.25% 3/15/2026	209,000	202,259
COPT Defense Properties LP 2.75% 4/15/2031	310,000	264,631
Hudson Pacific Properties LP 4.65% 4/1/2029	972,000	732,518
		4,995,568
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 3.95% 11/15/2027	579,000	549,061
Brandywine Operating Partnership LP 4.55% 10/1/2029	734,000	662,555
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,672,000	2,823,058
CBRE Services Inc 2.5% 4/1/2031	699,000	594,936
CBRE Services Inc 4.875% 3/1/2026	156,000	155,768
Digital Realty Trust LP 3.7% 8/15/2027	219,000	212,886
Essex Portfolio LP 3% 1/15/2030	51,000	46,135
Essex Portfolio LP 4% 3/1/2029	167,000	160,572
Tanger Properties LP 2.75% 9/1/2031	551,000	464,749
Tanger Properties LP 3.125% 9/1/2026	767,000	742,443
Tanger Properties LP 3.875% 7/15/2027	170,000	165,028
		6,577,191
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031	95,000	79,483
American Homes 4 Rent LP 3.625% 4/15/2032	389,000	347,743
American Homes 4 Rent LP 4.25% 2/15/2028	264,000	257,571
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	799,000	736,915
Sun Communities Operating LP 2.3% 11/1/2028	210,000	189,313
Sun Communities Operating LP 2.7% 7/15/2031	542,000	455,720
UDR Inc 2.1% 6/15/2033	446,000	343,575
		2,410,320
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.9% 3/15/2027	155,000	151,825
Brixmor Operating Partnership LP 4.05% 7/1/2030	804,000	760,102
Brixmor Operating Partnership LP 4.125% 5/15/2029	819,000	785,941
Brixmor Operating Partnership LP 4.125% 6/15/2026	791,000	782,581
Kite Realty Group Trust 4% 3/15/2025	783,000	780,741
Kite Realty Group Trust 4.75% 9/15/2030	1,220,000	1,191,115
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	482,000	482,552
Realty Income Corp 2.2% 6/15/2028	100,000	91,509
Realty Income Corp 2.85% 12/15/2032	123,000	103,898
Realty Income Corp 3.25% 1/15/2031	128,000	115,574
Realty Income Corp 3.4% 1/15/2028	200,000	191,919
Simon Property Group LP 2.2% 2/1/2031	731,000	621,768
Simon Property Group LP 2.45% 9/13/2029	205,000	184,337
Simon Property Group LP 3.25% 9/13/2049	320,000	214,942
Simon Property Group LP 3.375% 12/1/2027	547,000	529,770
		6,988,574
TOTAL REAL ESTATE		41,796,639

Utilities - 1.3%
Electric Utilities - 0.8%
Alabama Power Co 1.45% 9/15/2030	500,000	413,769
Alabama Power Co 3.05% 3/15/2032	828,000	726,632
Alabama Power Co 3.7% 12/1/2047	162,000	120,945
Alabama Power Co 3.75% 3/1/2045	27,000	20,671
Alabama Power Co 4.15% 8/15/2044	127,000	104,381
Alabama Power Co 4.3% 7/15/2048	161,000	132,081
Alabama Power Co 5.2% 6/1/2041	106,000	100,531
Appalachian Power Co 4.45% 6/1/2045	165,000	133,264
Appalachian Power Co 4.5% 3/1/2049	251,000	200,978
Baltimore Gas and Electric Co 2.9% 6/15/2050	220,000	137,366
Baltimore Gas and Electric Co 3.5% 8/15/2046	69,000	49,864
Cleco Corporate Holdings LLC 3.375% 9/15/2029	433,000	389,307
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,810,000	1,772,898
Commonwealth Edison Co 3.2% 11/15/2049	467,000	309,878
Commonwealth Edison Co 3.65% 6/15/2046	78,000	58,248
Commonwealth Edison Co 3.7% 3/1/2045	85,000	64,854
Commonwealth Edison Co 3.75% 8/15/2047	169,000	126,154
Commonwealth Edison Co 4% 3/1/2048	187,000	145,814
Commonwealth Edison Co 4% 3/1/2049	164,000	126,258
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	99,000	92,127
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	78,000	59,402
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	219,000	187,044
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	260,000	208,863
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	287,000	245,207
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	69,000	68,202
Duke Energy Carolinas LLC 2.85% 3/15/2032	83,000	71,755
Duke Energy Carolinas LLC 2.95% 12/1/2026	165,000	160,219
Duke Energy Carolinas LLC 3.2% 8/15/2049	219,000	145,929
Duke Energy Carolinas LLC 3.75% 6/1/2045	55,000	42,087
Duke Energy Carolinas LLC 3.875% 3/15/2046	107,000	82,940
Duke Energy Carolinas LLC 4% 9/30/2042	103,000	83,652
Duke Energy Corp 2.45% 6/1/2030	529,000	463,677
Duke Energy Corp 2.65% 9/1/2026	366,000	354,275
Duke Energy Corp 3.75% 9/1/2046	250,000	184,063
Duke Energy Corp 4.2% 6/15/2049	260,000	200,873
Duke Energy Corp 4.8% 12/15/2045	76,000	65,589
Duke Energy Florida LLC 3.4% 10/1/2046	69,000	48,870
Duke Energy Ohio Inc 4.3% 2/1/2049	744,000	597,561
Duke Energy Progress LLC 3.4% 4/1/2032	334,000	299,057
Duke Energy Progress LLC 4.15% 12/1/2044	49,000	39,871
Duke Energy Progress LLC 4.375% 3/30/2044	55,000	46,281
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	166,000	143,452
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	574,000	477,917
Entergy Corp 0.9% 9/15/2025	464,000	451,229
Entergy Corp 2.8% 6/15/2030	359,000	319,782
Entergy Corp 2.95% 9/1/2026	129,000	125,196
Entergy Corp 3.75% 6/15/2050	113,000	80,109
Entergy Louisiana LLC 4.2% 9/1/2048	87,000	69,094
Entergy Tex Inc 3.55% 9/30/2049	111,000	78,054
Entergy Tex Inc 4% 3/30/2029	485,000	469,295
Exelon Corp 2.75% 3/15/2027	183,000	175,230
Exelon Corp 3.35% 3/15/2032	222,000	196,542
Exelon Corp 3.95% 6/15/2025	539,000	536,637
Exelon Corp 4.05% 4/15/2030	218,000	207,747
Exelon Corp 5.1% 6/15/2045	30,000	27,165
FirstEnergy Corp 1.6% 1/15/2026	344,000	331,635
FirstEnergy Corp 2.25% 9/1/2030	370,000	317,315
FirstEnergy Corp 3.4% 3/1/2050	100,000	67,903
FirstEnergy Corp 3.9% 7/15/2027 (e)	233,000	226,894
FirstEnergy Corp 4.85% 7/15/2047 (e)	129,000	110,028
Interstate Power and Light Co 2.3% 6/1/2030	381,000	329,822
IPALCO Enterprises Inc 4.25% 5/1/2030	1,025,000	965,205
Pacific Gas and Electric Co 3.15% 1/1/2026	400,355	393,377
Pacific Gas and Electric Co 3.25% 6/1/2031	167,000	148,069
Pacific Gas and Electric Co 3.45% 7/1/2025	166,815	165,510
Pacific Gas and Electric Co 3.5% 6/15/2025	334,000	331,626
Pacific Gas and Electric Co 4.2% 6/1/2041	834,000	679,837
Pacific Gas and Electric Co 4.55% 7/1/2030	1,037,586	1,004,178
Pacific Gas and Electric Co 4.75% 2/15/2044	33,000	28,160
Potomac Electric Power Co 6.5% 11/15/2037	104,000	113,923
Progress Energy Inc 6% 12/1/2039	143,000	144,541
Puget Sound Energy Inc 4.3% 5/20/2045	176,000	143,755
Southern California Edison Co 2.25% 6/1/2030	248,000	215,484
Southern Co/The 3.25% 7/1/2026	302,000	295,774
Southern Co/The 4.4% 7/1/2046	201,000	166,245
Southern Co/The 4.85% 3/15/2035	4,500,000	4,293,133
Tampa Electric Co 4.45% 6/15/2049	321,000	264,379
Tampa Electric Co 6.15% 5/15/2037	172,000	175,711
Virginia Electric and Power Co 3.1% 5/15/2025	110,000	109,329
Virginia Electric and Power Co 3.8% 4/1/2028	409,000	396,436
Wisconsin Electric Power Co 4.25% 6/1/2044	129,000	104,617
		23,761,772
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 3.95% 10/1/2046	371,000	287,142
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	4,000,000	3,852,617
AES Corp/The 2.45% 1/15/2031	807,000	672,479
AES Corp/The 3.3% 7/15/2025 (d)	1,079,000	1,068,626
AES Corp/The 3.95% 7/15/2030 (d)	941,000	867,417
		6,461,139
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	274,000	260,829
Berkshire Hathaway Energy Co 3.7% 7/15/2030	275,000	258,745
Berkshire Hathaway Energy Co 3.8% 7/15/2048	274,000	203,247
Berkshire Hathaway Energy Co 4.05% 4/15/2025	1,561,000	1,558,311
Berkshire Hathaway Energy Co 4.25% 10/15/2050	237,000	187,093
Berkshire Hathaway Energy Co 4.5% 2/1/2045	182,000	157,664
Berkshire Hathaway Energy Co 5.15% 11/15/2043	212,000	201,187
Delmarva Power & Light Co 4% 6/1/2042	110,000	86,149
Dominion Energy Inc 3.9% 10/1/2025	354,000	351,607
NiSource Inc 0.95% 8/15/2025	374,000	364,781
NiSource Inc 1.7% 2/15/2031	444,000	363,048
NiSource Inc 2.95% 9/1/2029	1,074,000	983,067
NiSource Inc 3.49% 5/15/2027	210,000	204,412
NiSource Inc 3.6% 5/1/2030	1,800,000	1,679,018
NiSource Inc 3.95% 3/30/2048	274,000	208,504
NiSource Inc 4.375% 5/15/2047	131,000	107,074
NiSource Inc 4.8% 2/15/2044	151,000	133,353
Puget Energy Inc 3.65% 5/15/2025	221,000	219,646
Puget Energy Inc 4.1% 6/15/2030	1,710,000	1,612,222
Puget Energy Inc 4.224% 3/15/2032	756,000	691,004
		9,830,961
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	167,000	159,639
American Water Capital Corp 3.45% 6/1/2029	167,000	157,242
American Water Capital Corp 6.593% 10/15/2037	179,000	196,957
		513,838
TOTAL UTILITIES		40,854,852

TOTAL UNITED STATES		623,029,336
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $766,999,005)		746,561,290

U.S. Government Agency - Mortgage Securities - 21.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.5%
Fannie Mae 3% 10/1/2031	63,568	60,955
Fannie Mae 3% 11/1/2047	11,120	9,612
Fannie Mae 3.5% 2/1/2045	405,681	371,633
Fannie Mae 4% 4/1/2050	15,673	14,460
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	307	312
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.54%, 7.19% 11/1/2034 (b)(c)	38,886	39,555
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	763	777
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.638%, 6.938% 11/1/2036 (b)(c)	6,695	6,814
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.644%, 7.394% 5/1/2036 (b)(c)	4,306	4,384
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 7.02% 4/1/2041 (b)(c)	2,408	2,455
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.178% 6/1/2042 (b)(c)	4,449	4,545
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.58% 7/1/2035 (b)(c)	452	462
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.163% 2/1/2036 (b)(c)	2,382	2,447
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.635% 7/1/2041 (b)(c)	1,037	1,061
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	1,984	2,034
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.639% 7/1/2041 (b)(c)	2,648	2,712
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.195% 12/1/2035 (b)(c)	2,511	2,566
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	1,778	1,825
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.059% 11/1/2034 (b)(c)	2,785	2,838
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.285% 9/1/2036 (b)(c)	4,546	4,656
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.953%, 7.703% 7/1/2037 (b)(c)	1,706	1,749
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	6,321	6,399
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	541	550
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.391% 8/1/2036 (b)(c)	7,616	7,750
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.242% 10/1/2033 (b)(c)	824	838
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.967% 5/1/2035 (b)(c)	922	939
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	874,430	755,675
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	41,861	33,952
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	66,906	58,008
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	600,053	518,561
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	570,670	493,168
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,566	11,724
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	312,005	270,412
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,892	12,006
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	670,515	580,920
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	37,433	32,478
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	123,362	107,032
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	120,714	104,735
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	129,684	112,518
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	106,921	92,701
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	40,804	33,147
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (k)	732,860	589,349
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	877,540	648,374
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	1,284,363	948,958
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	607,470	524,971
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	41,333	33,550
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,233,442	911,334
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	530,200	391,741
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	130,222	112,537
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	42,680	34,589
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	43,497	35,227
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	20,913	15,451
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	788,661	682,540
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	67,547	52,831
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	9,343	8,809
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	12,128	10,796
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	336,321	299,375
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	13,685	12,182
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	20,166	17,950
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	62,148	52,249
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	78,449	62,192
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	424,014	335,747
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	482,701	381,764
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	57,161	44,976
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	231,702	181,224
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	63,950	56,485
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	37,299	33,097
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	167,786	141,815
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	585,796	463,484
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,915,636	2,291,375
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	742,737	577,444
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	551,666	535,067
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	41,144	36,599
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	40,922	36,427
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	58,120	51,663
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	21,416	19,110
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,357,471	4,165,190
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,514,901	1,178,713
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,496	14,512
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,642,533	2,056,100
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	7,578	6,759
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	76,057	64,048
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	570,041	450,307
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	7,924,995	6,161,323
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	204,935	159,327
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	61,411	54,626
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,759,103	2,313,181
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	7,999,206	6,219,018
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	68,922	61,308
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	724,689	605,443
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	55,416	46,656
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	999,900	777,377
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	173,533	154,470
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	276,750	246,349
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	535,660	449,506
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	74,529	58,968
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	19,137	14,998
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,283	26,868
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,036,612	812,074
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	7,603	7,323
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	180,945	161,067
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	53,409	47,542
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	679,452	604,812
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	14,255	12,707
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	27,272	24,276
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	30,824	27,438
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	7,172	6,815
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	767	739
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	3,952	3,756
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	11,139	10,599
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	216,528	204,819
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	14,263	13,483
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	75,648	72,023
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	72,194	68,904
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	18,221	17,073
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	10,836	10,172
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	86,109	78,949
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	222,020	191,192
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	9,903	8,280
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	30,861	25,880
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	54,697	44,946
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	283,892	233,280
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	4,102,814	3,403,429
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	438,143	357,567
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	113,629	93,230
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	210,979	199,688
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	37,315	35,069
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	30,053	27,592
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	40,907	35,823
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	5,704	4,983
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	8,643	7,429
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	1,147,834	950,375
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	7,934,138	6,507,266
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	156,256	128,204
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	4,532	4,354
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	2,783	2,679
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	1,567	1,496
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	146,550	138,784
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	14,861	14,149
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	120,863	110,965
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	71,826	65,540
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	10,351	9,051
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,259,070	1,083,002
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	508,422	437,324
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	329,595	283,504
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	413,213	355,429
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	376,655	323,984
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	118,113	101,891
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	76,568	62,918
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,517,063	1,246,132
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,177,120	967,267
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	2,097	2,061
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	4,239	4,076
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	3,071	2,948
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	3,705	3,534
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	16,810	16,044
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	368,882	348,935
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	6,121	5,780
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	11,305	10,456
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	546,290	448,728
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (i)	3,072,545	2,531,502
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	44,026	43,019
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	2,275	2,150
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	20,088	18,417
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	23,096	21,176
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	68,782	63,063
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	116,095	109,942
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	331,570	286,974
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,028,299	886,108
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	33,241	27,315
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	37,185	30,486
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	134,157	126,749
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	18,016	16,518
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	103,655	90,271
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	149,847	130,441
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	90,431	74,422
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	2,953	2,828
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	16,351	15,845
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	15,473	14,705
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	414,142	381,908
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	206,503	195,554
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	70,242	61,185
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	309,496	266,700
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	396,114	339,236
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	17,481	15,029
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	58,011	50,031
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	676	568
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	459,783	382,268
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	1,302	1,256
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	2,835	2,735
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	40,343	36,938
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	23,197	21,240
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	244,275	212,716
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	132,219	114,845
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	169,312	146,535
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	24,902	21,435
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	67,032	57,910
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	9,102	7,650
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	3,149	2,647
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	625,259	513,008
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,769,771	1,452,049
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	170,103	139,565
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	111,183	105,539
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	8,955	8,294
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	525,116	480,799
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	27,528	25,205
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	260,174	226,324
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	12,422	10,440
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	13,680	11,476
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	161,512	133,728
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	43,916	36,128
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	1,531	1,509
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	2,910	2,790
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	866,771	822,254
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	288,170	263,850
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	16,295	14,920
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	18,297	16,724
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	20,149	17,508
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	213,385	183,879
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	137,979	119,417
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	90,864	75,176
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	41,371	34,771
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	87,660	73,676
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	11,072	9,306
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,508,787	1,247,820
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	7,844	7,531
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	17,125	16,487
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,917	4,727
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	9,694	9,308
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	6,270	6,020
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	1,185	1,140
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	9,284	8,808
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	12,018	11,314
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	8,601	7,966
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	225,613	206,220
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	514,584	470,352
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	66,919	61,272
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	8,626	7,553
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	15,828	13,021
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	173,983	142,422
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	585,071	480,035
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	565,793	464,218
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	726,262	595,878
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,631	4,452
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	9,029	8,687
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,914	2,799
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	24,243	23,260
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	9,432	9,049
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	43,011	41,295
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,243	3,127
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,713	4,527
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	5,057	4,858
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,303	4,123
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	10,919	10,504
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	19,044	17,508
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	423,889	364,877
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	5,829	4,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	3,616	3,560
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	942	927
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	3,762	3,705
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	12,375	11,965
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,132	2,067
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,110	1,083
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	3,437	3,323
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,988	2,921
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	28,059	27,003
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	21,644	20,849
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	3,047	2,915
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	25,800	24,708
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	35,652	33,997
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	160,101	150,598
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	507,533	477,406
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	23,590	21,137
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,234	7,353
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,634	20,263
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,201	9,938
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	47,313	42,007
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,623	12,084
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,079	15,140
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,775	22,001
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,286	25,073
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,249	17,917
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,028	8,966
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,006	5,324
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,316	3,813
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,109	5,452
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	3,508	3,052
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	15,850	13,766
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	25,777	22,387
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	2,458	2,135
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	62,930	54,536
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	118,544	102,731
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,999	7,799
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	39,621	34,336
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	34,501	29,899
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	47,939	41,544
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	89,715	77,748
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	4,656	4,032
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	56,906	49,315
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	5,388	4,666
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	11,257	9,731
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	617,752	528,786
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	47,794	40,806
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	43,005	36,718
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	31,428	26,833
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	37,491	32,010
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	730,191	623,435
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	149,040	127,250
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	2,525	2,477
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	13,583	13,344
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	11,514	11,138
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,168	3,052
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,180	3,066
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	17,571	16,940
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	4,208	4,052
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	6,022	5,806
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	17,021	16,314
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	5,054	4,842
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	49,323	47,096
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,732	12,121
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,050	12,360
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	18,810	16,550
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	36,926	32,634
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	15,549	13,737
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	518,548	458,853
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	33,622	29,137
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	7,185	6,227
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	44,261	38,357
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	49,166	42,607
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	11,743	10,176
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,687	4,928
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	11,640	10,087
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	34,547	29,939
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	37,410	32,420
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	23,604	20,456
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	531,198	463,495
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	14,244	12,322
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	824,572	709,428
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (j)	1,426,900	1,227,200
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	244,326	208,604
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	476,489	407,569
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	2,344	2,310
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	6,770	6,675
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	2,008	1,977
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	16,046	15,731
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	1,036	1,017
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	4,555	4,472
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	6,986	6,717
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,116	4,926
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,821	5,612
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	53,160	50,715
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	4,871	4,649
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	36,644	34,973
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	72,290	69,665
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	36,701	32,577
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,848	6,937
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	20,319	18,035
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,267	7,349
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,893	3,460
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,972	2,619
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	3,542	3,077
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	264,696	229,388
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	439,448	380,830
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	246,217	213,374
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,901	5,981
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,646	5,759
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,826	4,182
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	127,919	110,856
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	38,826	33,647
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	397,343	351,767
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	684,788	597,509
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	662,064	577,682
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	20,166	17,444
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	8,311	7,189
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	184,342	159,349
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	121,693	104,167
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	14,757	12,673
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	78,174	66,793
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	686	676
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	877	863
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	1,868	1,840
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	466	459
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	20,339	19,703
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	8,224	7,930
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	2,950	2,844
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	6,567	6,289
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	68,158	64,995
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	186,877	179,358
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	62,742	59,017
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	217,873	204,940
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	558,439	525,989
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,796	24,730
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,553	12,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,366	7,415
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	490,181	434,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,093	9,844
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,369	9,205
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,292	24,229
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,000	13,312
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,753	9,505
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,142	9,849
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,744	9,525
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,522	4,046
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,150	1,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	195,228	173,110
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	38,048	33,632
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	32,159	27,929
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	19,502	16,937
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	22,906	19,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	26,452	22,923
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	310,391	268,988
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	28,481	24,682
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	87,338	75,688
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,857	5,942
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	46,426	40,233
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,561	5,686
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	13,000	11,266
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,765	7,582
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	14,366	12,418
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,122,387	960,745
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	857,287	734,627
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	25,852	22,048
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	49,875	42,614
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	526,776	450,582
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	434,756	372,687
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	2,871	2,827
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,567	1,543
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	3,376	3,324
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	776	763
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	23,748	23,117
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	42,344	41,219
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	11,966	11,581
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	24,191	23,400
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	2,186	2,116
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,238	1,197
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	4,118	3,963
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	24,820	23,875
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	7,503	7,236
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	127,696	123,582
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	15,793	15,150
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	26,894	25,668
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	16,991	16,236
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	49,731	47,947
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	161,537	144,735
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,267	12,626
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	66,899	59,381
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,365	5,620
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	171,308	151,763
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	61,523	54,549
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	130,280	115,418
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,968	13,285
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,012	7,967
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,963	11,430
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,012	925
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	12,116	10,542
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	11,463	9,955
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	4,775	4,147
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	46,163	40,092
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	15,030	13,053
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	7,014	6,078
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	220,038	190,687
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	93,700	81,201
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	65,814	56,994
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	9,891	8,550
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	46,034	39,304
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	238,851	204,602
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,722,306	2,324,295
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	97,879	83,568
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	2,799	2,753
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	7,367	7,250
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	1,583	1,540
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	29,374	28,547
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	2,832	2,736
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	9,180	9,039
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	1,225	1,184
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	4,998	4,784
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	23,232	22,231
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	9,637	9,228
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	39,056	37,355
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	27,533	26,379
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	10,452	9,942
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	8,799	8,409
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	15,300	13,962
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	13,800	12,241
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,473	5,735
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	15,389	13,509
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	13,057	11,323
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,602	9,194
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,578	9,187
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	14,734	12,759
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	7,587	6,570
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	10,621	9,198
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	243,356	212,340
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	20,749	17,936
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	27,807	24,037
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	14,008	12,109
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	290,411	252,671
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	711,883	607,803
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,167	2,132
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,165	2,130
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	8,896	8,751
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	4,062	3,997
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	2,144	2,084
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	2,403	2,337
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	10,601	10,245
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	6,179	5,941
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	6,113	5,862
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	10,777	10,361
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	7,482	7,156
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	7,515	7,190
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	4,174	3,757
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	160,925	143,288
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	34,424	30,519
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	27,686	24,401
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	19,913	17,623
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,607	12,927
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	5,299	4,610
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,243	1,952
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	3,677	3,199
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	101,654	88,698
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	10,621	9,211
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,345	2,901
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	7,712	6,688
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,965	2,571
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,306	1,999
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,498	3,901
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,124	2,709
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	43,495	37,598
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	41,937	36,251
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,899,999	1,612,712
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	813	800
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,031	1,014
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,125	1,106
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,747	1,719
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	13,101	12,602
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	3,208	3,080
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	28,259	27,157
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,458	4,263
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	6,022	5,760
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	11,267	10,768
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,593	4,389
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,664	11,217
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,521	3,998
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	64,176	56,868
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,801	11,325
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,135	8,969
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	43,333	38,272
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	64,830	57,232
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	41,284	36,551
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	369,264	326,688
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	130,917	115,621
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	9,249	8,185
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	18,056	15,755
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	31,080	27,041
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,219	3,659
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	23,003	19,949
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	22,276	19,318
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	9,293	8,060
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	217,646	190,042
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,975	4,315
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	50,276	43,192
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	76,278	65,292
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,025,094	1,733,448
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	6,443	6,335
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	8,217	8,074
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	3,148	3,096
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	6,372	6,182
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	14,563	14,161
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,538	2,465
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	5,999	5,838
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	18,024	17,419
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	19,250	18,595
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	22,415	21,550
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	72,125	64,038
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,016	23,876
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	51,845	45,807
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,263	7,303
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,576	6,699
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,924	8,776
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	12,269	10,850
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,673	5,014
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	269,720	238,774
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	59,904	53,016
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,006	8,919
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	15,791	13,959
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,894	10,547
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	24,101	20,946
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	6,825	5,951
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	14,366	12,486
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	44,663	38,733
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	7,997	6,925
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	138,921	120,087
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	840,247	720,813
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	5,178	5,096
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	4,558	4,483
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	9,571	9,292
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,028	4,876
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	13,420	13,042
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,334	5,181
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	5,016	4,843
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,261	4,117
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	5,239	5,060
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	49,593	47,393
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	7,106	6,796
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	66,159	63,170
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	146,232	141,118
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	90,075	81,071
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,476	2,177
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,976	7,045
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	26,201	23,167
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	26,913	23,807
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	34,260	30,307
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	38,147	33,729
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,184	10,789
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,031	14,164
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	27,417	24,202
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	38,114	33,743
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,428	6,560
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	3,660	3,242
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,973	7,067
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,113	3,634
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	22,596	19,980
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,920	7,897
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	255,828	226,202
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,706	6,738
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	8,635	7,551
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	5,286	4,584
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	7,909	6,859
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	17,627	15,265
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	32,411	28,087
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	26,786	23,213
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	43,169	37,087
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	23,174	19,808
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	2,165	2,139
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,407	1,382
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	4,346	4,217
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	518	503
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,752	3,637
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	14,278	13,860
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,858	3,734
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,960	3,836
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	13,329	12,919
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	4,512	4,373
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	2,547	2,457
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	7,027	6,750
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	284,948	272,195
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	7,537	7,193
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	11,924	11,424
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	10,809	9,709
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,061	8,003
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	16,390	14,492
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,272	9,072
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,093	8,040
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	32,981	29,117
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,713	7,690
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,778	12,173
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,969	13,253
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	80,791	71,408
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	39,089	34,082
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	5,365	4,678
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	16,482	14,371
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	367,383	319,296
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	9,418	8,168
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,542	7,402
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	5,413	4,691
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	11,120	9,682
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	140,857	120,791
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	105,245	90,253
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	71,304	60,879
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	705	693
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,237	1,214
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	638	625
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,007	989
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	908	893
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,676	2,580
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,657	2,562
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	14,902	14,367
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,568	1,516
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	42,425	40,526
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,219	3,066
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,192	5,892
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,792	3,611
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,860	3,684
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,757	7,381
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	29,554	28,480
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	18,243	17,440
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	304,343	292,224
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	109,998	97,214
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,017	9,744
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,538	15,517
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	140,625	124,433
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	696,701	603,985
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	12,687	10,994
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,706	8,411
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	129,037	111,824
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	6,729	5,831
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	5,381	4,663
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	13,242	11,455
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	64,410	55,717
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	20,930	18,138
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	78,542	67,378
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	52,718	45,093
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	47,044	40,166
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	20,267	19,425
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	66,456	63,446
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,530	1,397
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	26,350	24,057
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,374	9,484
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,594	3,282
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,576	3,253
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	11,620	10,620
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	31,926	29,228
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	169,841	155,563
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	12,954	11,871
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	160,433	144,997
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	135,339	122,317
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	7,960	7,194
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,985	3,601
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,681	4,231
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	6,044	5,462
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	6,006	5,428
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	38,506	34,741
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,832	7,067
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	17,034	15,369
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,685	12,347
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	43,733	39,388
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,664	25,817
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	79,821	71,892
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	26,600	23,957
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	6,496	5,851
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	213,971	192,982
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	228,586	206,235
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	29,071	26,146
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	308,927	279,686
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	85,053	75,620
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	79,608	71,003
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,592	2,481
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,986	2,720
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	22,903	20,962
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,984	3,648
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	81,919	75,001
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	21,758	19,886
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	39,948	36,670
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,444	14,068
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,298	4,820
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	8,644	7,853
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	75,861	68,514
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	135,609	121,184
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	19,559	17,665
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	272,054	245,453
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	28,333	25,554
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	297,797	269,702
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	13,517	12,158
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	414,292	373,524
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	2,476,890	2,209,157
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	33,336	30,556
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,852	11,719
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,855	8,099
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,934	5,431
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	2,327	2,128
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,288	6,671
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	26,081	23,860
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	22,024	20,175
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,117	3,715
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	118,735	107,125
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	542,545	490,003
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	11,273	10,167
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	210,510	187,295
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	350,776	312,092
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	13,802	13,194
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	1,837,421	1,761,076
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	247,588	227,403
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	97,659	89,606
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,112	1,947
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	40,617	37,225
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,393	4,009
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,361	9,488
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	22,088	20,113
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,605	9,716
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,094	8,284
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,977	9,096
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	866	801
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,796	2,547
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	12,894	11,633
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	71,662	64,722
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	7,485	6,753
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	79,243	72,458
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	10,062	9,644
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	81,070	77,575
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	16,283	14,911
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	16,921	15,462
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	29,413	26,924
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,397	9,457
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	30,832	28,134
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	66,679	60,264
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,724	6,077
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,614	5,978
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	7,913	7,151
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	41,476	37,420
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	18,451	16,618
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	170,379	151,855
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	85,887	76,576
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	2,798	2,705
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	6,227	5,959
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	32,944	30,193
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	13,659	12,345
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	121,625	111,283
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	934,840	854,547
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	233,929	207,675
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	11,315	10,827
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	5,494	5,261
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	11,270	10,425
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	7,049	6,476
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	103,957	95,233
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	24,103	22,030
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	36,946	33,857
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	9,213	8,455
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	136,704	123,423
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	92,097	83,092
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	162,910	147,082
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	2,575	2,535
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	15,351	14,200
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	86,594	79,565
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	13,960	12,817
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	67,752	62,125
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,852	2,628
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,634	7,881
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	51,798	46,733
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	19,721	17,792
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	3,433	3,285
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	78,949	75,545
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	50,036	45,191
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	7,175	6,571
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	48,749	44,406
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	5,372	4,940
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	3,325	3,003
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	11,954	10,796
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	90,155	81,424
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	15,492	13,992
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	239,628	215,898
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	943,539	840,075
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	13,280	12,285
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,698	7,037
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	36,087	33,141
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	18,983	17,421
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,890	7,200
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	11,004	10,103
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,826	7,240
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,630	6,075
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	10,851	9,939
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	10,130	9,275
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	2,276	2,087
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	8,063	7,433
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	38,854	35,055
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	24,812	22,386
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	26,242	23,676
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	37,301	33,642
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,519,086	1,388,978
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	805,865	734,122
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,065,236	942,019
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	441,885	395,363
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	12,370	11,860
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	13,810	13,214
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	9,629	8,988
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	5,980	5,531
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	14,853	13,587
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,128	1,965
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,266	3,897
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,527	1,395
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	5,256	4,820
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	86,576	79,320
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	156,253	143,158
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	38,161	34,979
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	453,387	414,845
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	33,090	29,885
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	39,958	36,038
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	38,223	34,474
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	32,609	30,123
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,828	13,584
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	63,413	58,028
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,735	9,853
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	71,156	65,279
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,963	7,265
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,916	2,655
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,110	9,250
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	21,909	20,209
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,908	14,567
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,707	8,860
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,502	1,394
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,694	2,475
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,990	7,304
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	3,458	3,123
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	22,519	20,310
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	187,307	169,636
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	12,486	12,095
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,569	3,378
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	22,807	21,450
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	20,094	18,583
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	28,490	26,347
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	3,098	2,865
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	8,375	7,732
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	18,768	17,327
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	17,701	16,212
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	59,583	54,766
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	8,715	8,434
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	29,580	28,617
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	51,314	48,577
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,962	3,752
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,699	4,460
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,471	17,451
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	69,307	65,374
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,128	2,940
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	38,953	36,721
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	134,159	125,158
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	28,729	26,639
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	316,688	293,659
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	204,644	189,251
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	36,481	33,714
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	14,143	13,695
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	2,591	2,472
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	465,162	439,874
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,763	7,318
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	68,851	64,947
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	17,614	16,268
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	4,006	3,776
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	8,506	8,005
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	13,589	12,717
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	21,512	19,860
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	28,559	26,429
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	10,674	9,855
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	28,620	26,371
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	35,510	34,398
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,696	3,506
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,388	2,251
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	36,325	34,250
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	21,341	19,850
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	5,103	4,769
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	345,331	321,947
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	13,152	12,204
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	4,952	4,580
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	493,410	456,297
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	33,412	30,899
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	65,584	60,651
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	7,536	6,955
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	11,518	10,633
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	12,027	11,104
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	123,883	114,952
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	14,626	13,490
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	20,389	20,032
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,655	6,276
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,113	6,695
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,076	10,426
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	214,409	200,493
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	35,658	33,087
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	4,651	4,300
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	26,067	24,098
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	548,760	507,484
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	6,327	5,839
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	8,602	7,955
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	134,200	124,022
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	101,726	93,852
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	17,951	16,589
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,314	5,939
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,340	7,863
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	55,577	52,370
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	15,418	14,536
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	33,841	31,743
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	21,392	19,850
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	46,604	43,245
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	62,172	57,690
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,120	17,760
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	29,259	27,113
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,474	18,088
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	82,899	77,078
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	428,492	396,128
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	133,458	123,044
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	47,824	44,212
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	9,994	9,221
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	36,700	34,260
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	28,822	26,724
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	89,803	83,498
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	34,497	32,010
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	210,065	194,921
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	16,860	15,603
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	121,208	112,432
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	20,683	19,186
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	12,069	11,169
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,664	5,221
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,946	5,496
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	2,815	2,602
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	11,517	10,651
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	19,158	17,681
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	58,380	53,989
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	18,126	16,718
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	19,751	19,114
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	11,618	10,989
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	23,776	22,055
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	8,276	7,595
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	4,950	4,543
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	41,946	38,818
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,983	11,115
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	107,123	99,132
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	7,304	6,752
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	90,554	83,714
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	43,151	39,798
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	3,785	3,717
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	8,425	7,860
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	122,179	114,058
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	46,848	43,559
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	45,816	42,398
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	69,362	64,188
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	62,702	57,966
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	14,154	13,089
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	6,943	6,418
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	1,048	987
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	526	496
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	10,159	9,516
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	38,778	36,201
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	104,906	97,277
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	21,737	20,115
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	31,538	29,146
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	64,211	59,361
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	17,490	16,164
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	49,862	46,018
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	22,921	21,134
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	2,137	2,032
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	38,925	36,735
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,278	1,207
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,435	1,351
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,880	5,528
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	65,365	61,156
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,420	4,121
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	143,546	133,915
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	801,991	742,169
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	37,146	34,329
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	503,175	465,170
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	4,109	3,799
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	105,914	97,914
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2025	5	4
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	5,589	5,432
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,758	1,707
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	1,414	1,371
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	135,515	131,587
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,962	5,756
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,872	5,670
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,150	3,041
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,692	6,461
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	12,254	11,797
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	47,674	45,732
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	4,188	4,021
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	12,040	11,497
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	526	502
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	22,943	21,865
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	4,520	4,304
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	223,273	212,852
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	12,384	11,795
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	7,629	7,452
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	60,021	58,436
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,827	2,752
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,751	7,484
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,557	3,429
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	10,467	10,090
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,857	2,754
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,925	2,820
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,849	3,710
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	71,886	69,841
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	3,440	3,303
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	6,356	6,097
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	7,868	7,523
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	6,020	5,756
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	1,731	1,656
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	14,375	13,745
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	116,251	110,825
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	54,963	52,398
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	22,148	21,114
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	23,376	22,263
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	10,961	10,422
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	15,751	15,307
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	40,591	39,436
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	4,219	4,103
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	28,039	27,239
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	12,041	11,626
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	1,913	1,847
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	25,862	24,930
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,848	1,781
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,485	2,396
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,435	3,311
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,356	3,235
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	7,168	6,889
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	30,895	29,636
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	20,031	19,153
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	2,033	1,938
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	48,503	46,239
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	6,145	5,858
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	17,387	16,603
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	45,082	42,978
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	37,550	35,762
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	3,333	3,280
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	26,014	25,327
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	87,321	84,793
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	29,922	28,891
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,395	1,347
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,881	12,417
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,572	9,215
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,980	2,871
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,785	12,308
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	670	646
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,799	2,695
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,382	3,260
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	6,265	6,022
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,882	5,642
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	6,904	6,623
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	38,660	36,856
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	198,037	189,722
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	15,209	14,499
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,488	1,419
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,849	1,771
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,256	8,824
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	11,059	10,542
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	12,796	12,187
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2025	6	5
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	2,145	2,085
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,960	9,688
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,551	1,504
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,463	5,274
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,997	6,749
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,384	3,264
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	18,033	17,411
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	993	960
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,321	3,197
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	14,633	14,028
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	6,330	6,068
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	18,177	17,425
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	2,104	2,017
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	254,534	245,359
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,568	10,091
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,633	3,463
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	192,163	183,135
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	9,565	9,113
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	5,405	5,151
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,406	3,246
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	16,035	15,281
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,209	3,047
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	126,456	120,396
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2025	46	46
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2025	348	348
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,465	1,430
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,279	12,893
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,321	2,255
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,662	1,613
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,680	1,631
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,586	5,388
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,626	3,498
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,233	3,114
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,294	4,142
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,298	1,252
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	6,335	6,111
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	40,386	38,994
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,403	4,232
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	19,390	18,588
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	20,115	19,207
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	6,026	5,741
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	29,731	28,334
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	13,749	13,098
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	8,008	7,621
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2025	27	27
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2025	12	11
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	96	94
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	320,896	314,870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	55,832	54,841
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	53,105	51,551
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,586	2,514
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,197	10,858
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,444	5,251
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	21,908	21,132
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	10,214	9,852
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,900	8,585
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	3,115	3,005
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,203	2,125
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,723	6,473
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	11,377	10,907
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	11,424	10,919
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	11,568	11,025
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	7,067	6,732
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	59,556	56,684
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	5,016	4,775
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	123	122
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	273	272
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	140	137
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,368	2,308
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	4,096	3,984
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,776	4,607
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,426	2,340
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	18,917	18,246
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	1,390	1,345
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	5,913	5,703
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,783	2,684
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	3,519	3,386
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	2,167	2,081
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	5,954	5,703
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	11,256	10,724
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	14,247	13,573
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	172	172
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	34	34
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	2,449	2,371
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	13,066	12,603
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	4,404	4,248
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,001	5,747
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,633	13,048
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	79,237	75,910
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,190	3,055
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,456	1,382
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,642	2,519
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	7,157	6,819
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	164,580	156,847
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	3,302	3,146
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	40,786	38,819
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2025	87	87
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	11,704	11,381
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	68,408	66,611
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,806	1,759
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	25,200	24,522
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,718	3,615
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	3,425	3,295
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	8,535	8,174
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,677	14,047
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	3,678	3,520
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	66,734	63,932
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	12,801	12,204
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	24,472	23,314
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	167	167
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,827	2,781
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,793	5,696
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,060	14,803
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,951	1,924
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,551	2,486
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,260	2,199
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	28,074	27,320
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	24,414	23,756
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,840	1,791
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	838	817
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,917	3,810
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,708	5,543
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	12,075	11,733
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,843	2,759
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,283	2,217
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,518	1,474
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,645	1,597
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,810	4,637
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,544	2,452
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,287	8,952
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	13,358	12,876
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,729	4,562
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,886	4,710
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	98,836	95,335
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	41,033	39,400
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	27,639	26,349
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	144,564	137,727
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	223,724	213,212
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	5,276	5,026
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	12,542	11,933
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	426	423
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,803	14,546
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,761	6,644
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,432	5,338
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,088	3,035
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	29,975	29,375
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	43,300	42,163
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	22,256	21,628
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	33,780	32,776
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	5,323	5,139
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,832	2,741
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	19,839	19,123
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	3,430	3,290
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	4,163	3,984
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	1,831	1,752
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	52,274	49,834
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	1,783	1,784
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	1,526	1,526
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	1,744	1,740
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,501	2,494
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,410	2,395
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,265	4,240
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	3,822	3,799
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	7,481	7,346
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	19,591	19,237
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	241,000	236,195
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	20,126	20,141
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	11,559	11,525
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	71,676	71,477
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	4,969	4,940
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	2,644	2,628
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	4,005	3,976
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	14,495	14,457
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	13,446	12,995
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	135,408	135,627
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	50,395	49,374
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	23,867	23,391
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	985,112	959,624
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	974,868	949,035
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	32,001	32,029
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	9,351	9,358
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	3,336	3,338
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	437	436
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	9,510	9,501
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	4,682	4,671
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	12,484	12,410
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	10,442	10,411
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,257	1,248
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	9,976	9,796
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	26,198	25,668
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	572,932	558,108
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	351,224	341,917
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	2,020	2,026
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	1,090	1,087
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	2,463	2,457
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	4,633	4,606
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	7,813	7,805
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	43,383	42,600
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	33,845	33,233
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,244	10,059
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,143	9,803
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	8,254	8,105
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	61,457	60,212
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	18,292	17,921
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	14,502	14,240
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	10,767	10,402
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	402,736	392,190
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	5,940	5,945
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	29,065	29,086
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	160	160
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	2,181	2,155
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	81,236	79,769
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	22,216	21,815
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	4,150	4,162
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	2,747	2,749
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	946	945
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,661	1,660
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,676	1,672
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	4,023	4,008
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	2,834	2,822
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,431	2,416
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	4,099	4,073
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,507	2,491
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	35,486	34,845
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	3,349	3,283
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	8,632	8,457
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	5,690	5,693
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	19,666	19,677
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	2,800	2,801
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,928	1,926
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	17,131	17,088
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	4,762	4,755
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	442	441
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	10,502	10,477
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,761	5,743
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,199	5,184
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,493	9,469
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,531	1,527
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,196	5,181
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	18,599	18,544
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	78,421	78,183
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	9,235	9,126
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	29,076	28,488
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	3,004	2,944
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	4,864	4,768
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	509	510
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	1,348	1,348
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	510	509
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	478	478
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,317	1,314
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,526	2,519
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	9,607	9,579
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	4,225	4,225
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	2,330	2,303
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	11,559	11,423
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	10,581	10,407
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	28,181	27,452
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	68,486	67,249
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	19,738	19,333
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	491	492
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	1,578	1,579
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	607	608
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	355	355
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,689	1,688
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	36,787	36,817
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,977	2,969
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,480	6,469
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	16,959	16,897
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	5,253	5,237
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	14,624	14,382
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	2,537	2,496
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	31,480	30,430
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	13,931	13,653
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	397,488	383,850
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	2,976	2,986
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	58,944	58,988
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	2,092	2,093
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	23,404	23,421
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	40,211	40,243
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	1,916	1,918
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,703	1,699
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,346	3,337
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,891	5,875
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	3,451	3,427
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	2,714	2,679
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	4,686	4,626
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	30,049	29,553
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	5,140	5,055
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	949	953
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	5,588	5,593
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	1,959	1,957
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,685	2,678
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,612	3,607
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	5,066	5,046
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	4,506	4,474
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	15,715	15,515
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	158,396	155,782
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	6,108	6,007
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	19,686	19,361
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	38,605	37,908
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	53	53
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	3,640	3,643
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,643	2,636
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,227	2,221
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	30,364	30,236
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,998	2,949
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	18,215	17,914
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	15,755	15,495
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	16,785	16,482
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	126	129
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	1,203	1,230
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	651	666
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	651	667
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	841	859
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,206	1,232
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	593	606
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,306	1,334
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	432	442
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	604	618
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	8,095	8,274
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	11,822	12,062
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	13,524	13,621
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	30,857	31,079
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	21,086	21,237
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	468	478
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	709	725
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	361	370
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	2,570	2,624
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	593,702	586,467
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,529	1,560
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	387	394
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	191	195
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	940	961
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	354	362
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	17,011	17,407
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	28,315	28,944
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	7,915	8,098
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	22,071	22,559
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	1,579	1,613
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,588,775	1,573,882
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	347	355
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	6,248	6,392
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	376	385
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,995	2,041
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	9,668	9,893
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	13,981	14,305
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	777	795
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	2,617	2,673
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	820	837
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	296	303
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	6,066	6,188
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	6,677	6,811
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,744	5,860
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	2,534	2,586
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	3,642	3,679
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	12,744	12,876
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,326,165	1,310,003
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	549	560
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	20,576	20,999
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	802	819
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,714	2,774
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	8,068	8,248
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	4,796	4,903
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	1,980	2,026
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,705	6,860
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,153	1,180
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,347	1,379
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,833	4,935
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	911	932
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,302	4,402
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	1,135	1,160
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	24,867	25,439
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	1,619	1,652
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	11,328	11,558
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	12,402	12,696
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,541	3,625
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	29,495	29,634
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	842	861
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	862	881
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	957	977
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	775	791
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	29,758	30,455
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	3,319	3,398
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	8,952	9,143
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	165	169
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	710	725
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	14,779	15,094
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	1,870	1,912
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	776	793
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	10,442	10,664
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	4,015	4,096
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	4,649,878	4,593,213
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	5,147	5,249
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	2,337	2,383
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	4,116	4,201
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	1,202	1,229
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	39,488	40,377
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	2,224	2,273
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	3,193	3,267
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	300	307
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	921	943
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	3,132	3,198
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	1,070	1,093
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	721	737
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	6,058	6,186
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	5,417	5,547
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	29,520	30,151
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	11,640	11,876
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	63,224	64,655
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	11,876	11,932
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	1,069,779	1,063,763
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	1,855	1,868
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	5,318	5,425
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	2,277	2,317
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	5,794	5,909
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	147	150
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	2,214	2,267
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,904	1,945
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	7,831	8,016
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	338	345
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,069	2,118
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,185	1,210
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,507	4,598
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,557	2,610
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,343	2,391
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	3,098	3,113
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	166,110	165,695
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,220,521	1,205,647
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	718	733
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	2,578	2,631
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	975	995
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,278	1,303
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	40,088	40,953
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	13,565	13,877
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	3,712	3,795
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	785	802
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	565	578
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	440	450
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,981	2,026
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,176	1,200
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	2,678	2,732
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	782,065	777,178
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	2,596	2,631
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	671	686
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	586	599
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	685	700
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,736	3,820
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	4,745	4,849
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	394	402
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	2,276	2,323
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	554,766	553,380
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	295,559	291,958
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	1,031	1,054
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	10,827	11,047
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	831	851
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	5,550	5,680
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	1,772	1,810
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	880	898
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	21,475	21,947
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	6,948	7,096
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	2,977	3,048
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	15,515	15,886
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	47,665	48,706
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054 (k)	2,374,821	2,345,881
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (b)(c)	2,466	2,478
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 6.572% 9/1/2033 (b)(c)	6,317	6,325
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.08% 10/1/2033 (b)(c)	299	302
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 7.315% 7/1/2035 (b)(c)	340	343
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	15,951	16,549
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	1,373	1,426
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	15,517	16,097
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	1,535	1,595
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	20,391	20,976
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	6,043	6,233
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	16,082	16,674
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	11,045	11,463
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	256	265
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	3,486	3,580
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	20,858	21,420
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,526	7,760
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,272	9,558
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	4,033	4,182
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	149	155
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	7,452	7,734
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	4,945	5,130
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	1,083,307	1,093,244
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,464,919	1,479,528
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	199,217	203,783
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,332,889	1,359,277
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	499,099	509,760
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	6,260	6,498
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	489,756	493,024
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	9,939	10,235
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	5,979	6,200
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	8,755	9,074
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	370	383
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	2,785	2,890
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	454	472
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,728	3,838
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	738	764
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,113	2,194
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	5,871	6,092
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	539,578	542,841
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	22,330	23,061
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	22,558	23,267
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	5,484	5,680
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	581	603
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	9,030	9,367
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	4,072	4,227
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	117,232	121,198
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	22,265	23,110
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	2,743	2,847
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,914,644	1,926,223
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	10,204	10,481
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,458	2,550
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	5,130	5,323
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,955	5,141
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	810,061	822,807
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,128,389	1,146,497
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	3,675,002	3,692,633
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,234,996	2,248,512
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	957	993
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	371	385
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	3,384	3,510
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,498	2,591
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	58,631	60,816
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054 (k)	4,848,486	4,871,747
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,459,061	1,487,491
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,353,873	1,362,061
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,709,975	1,728,332
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	25,946	26,719
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	671	697
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,349,678	2,364,255
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	11,446	11,857
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,636	2,735
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	5,743	5,950
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,436	1,490
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	5,155	5,350
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	8,592	8,916
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,702	2,804
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	3,179	3,301
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,009,844	1,021,632
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	405,158	410,014
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,667,380	2,683,928
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	789,844	807,702
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	840	872
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	2,898	2,997
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	660	692
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	651	675
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	2,140	2,241
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	20,274	21,230
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	290	304
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	331	348
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	365	384
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	7,173	7,529
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	343	360
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	4,286	4,501
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	961,168	993,053
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	174	180
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,203	4,348
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	3,403	3,548
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	14,735	15,271
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	684	714
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,929	2,021
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,190	1,250
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	600	627
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	178	187
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	417,642	427,092
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	938	979
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	173	179
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	548	575
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	624	654
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	3,341,811	3,439,875
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,041,437	1,078,913
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,566,513	1,614,439
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	3,274	3,404
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	4,067	4,237
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	374	392
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	764,762	782,065
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,474	1,527
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,130	4,272
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,074	3,179
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,375	1,435
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,555	4,738
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,940	6,165
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	642	673
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,700,003	4,800,102
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,042,317	1,065,900
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	255	262
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	187	194
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	214	222
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,661	13,109
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,583	13,040
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,851	10,206
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,340	2,425
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	764	802
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	280	290
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	2,429	2,514
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	2,292	2,399
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	271	281
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	148	153
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	41	42
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	31	32
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	117	121
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	18	18
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	94	97
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	7	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	24	24
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	31	31
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	169	175
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	3	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,988	2,060
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	13	12
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	194	195
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	83	86
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	24	25
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	70	73
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	22	23
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	70	72
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	18	17
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	46	48
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	288	298
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	21	21
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	4	3
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	34	34
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	19	19
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	144	148
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	155	158
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	126	129
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	57	58
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	61	64
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,092	1,144
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	14	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	87	88
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	74	76
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	284	293
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	628	644
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	111	115
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	735	749
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	184	185
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	51	53
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	14	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	242	252
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	53	55
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	187	194
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	12	11
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	121	126
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,774	1,849
Freddie Mac Gold Pool 1.5% 1/1/2036	677,203	585,234
Freddie Mac Gold Pool 1.5% 1/1/2037	31,059	26,929
Freddie Mac Gold Pool 1.5% 10/1/2035	1,141,579	987,970
Freddie Mac Gold Pool 1.5% 10/1/2036	36,179	31,390
Freddie Mac Gold Pool 1.5% 10/1/2036	29,589	25,654
Freddie Mac Gold Pool 1.5% 11/1/2035	2,899,080	2,505,361
Freddie Mac Gold Pool 1.5% 11/1/2035	29,416	25,421
Freddie Mac Gold Pool 1.5% 11/1/2036	26,070	22,603
Freddie Mac Gold Pool 1.5% 11/1/2036	25,812	22,395
Freddie Mac Gold Pool 1.5% 11/1/2036	21,738	18,881
Freddie Mac Gold Pool 1.5% 11/1/2036	96,047	83,333
Freddie Mac Gold Pool 1.5% 12/1/2035	600,576	519,013
Freddie Mac Gold Pool 1.5% 12/1/2036	94,816	82,265
Freddie Mac Gold Pool 1.5% 12/1/2040	25,118	20,387
Freddie Mac Gold Pool 1.5% 12/1/2050	499,734	369,231
Freddie Mac Gold Pool 1.5% 2/1/2036	661,314	571,502
Freddie Mac Gold Pool 1.5% 2/1/2041	42,935	34,792
Freddie Mac Gold Pool 1.5% 3/1/2036	265,547	229,484
Freddie Mac Gold Pool 1.5% 3/1/2041	43,589	35,295
Freddie Mac Gold Pool 1.5% 4/1/2041	44,273	35,823
Freddie Mac Gold Pool 1.5% 5/1/2036	25,022	21,561
Freddie Mac Gold Pool 1.5% 7/1/2035	83,065	71,888
Freddie Mac Gold Pool 1.5% 8/1/2035	2,462,428	2,131,088
Freddie Mac Gold Pool 1.5% 9/1/2050	1,086,038	804,800
Freddie Mac Gold Pool 2% 1/1/2036	18,413	16,350
Freddie Mac Gold Pool 2% 1/1/2052	602,327	468,282
Freddie Mac Gold Pool 2% 10/1/2035	13,837	12,317
Freddie Mac Gold Pool 2% 10/1/2051	562,307	442,264
Freddie Mac Gold Pool 2% 10/1/2051	216,757	171,432
Freddie Mac Gold Pool 2% 11/1/2041	101,765	84,556
Freddie Mac Gold Pool 2% 11/1/2051	326,224	255,969
Freddie Mac Gold Pool 2% 11/1/2051	416,253	325,569
Freddie Mac Gold Pool 2% 11/1/2051	24,497	19,092
Freddie Mac Gold Pool 2% 12/1/2035	71,873	63,820
Freddie Mac Gold Pool 2% 12/1/2035	511,796	454,454
Freddie Mac Gold Pool 2% 12/1/2035	56,129	49,963
Freddie Mac Gold Pool 2% 12/1/2051	54,441	42,581
Freddie Mac Gold Pool 2% 12/1/2051	41,047	31,938
Freddie Mac Gold Pool 2% 12/1/2051	499,999	389,039
Freddie Mac Gold Pool 2% 2/1/2035	12,558	11,226
Freddie Mac Gold Pool 2% 2/1/2036	74,772	66,558
Freddie Mac Gold Pool 2% 2/1/2036	19,688	17,501
Freddie Mac Gold Pool 2% 2/1/2036	55,673	49,522
Freddie Mac Gold Pool 2% 2/1/2042	112,804	93,587
Freddie Mac Gold Pool 2% 2/1/2052	2,084,741	1,622,094
Freddie Mac Gold Pool 2% 2/1/2052	24,999	19,436
Freddie Mac Gold Pool 2% 3/1/2041	177,728	149,689
Freddie Mac Gold Pool 2% 3/1/2052	974,903	757,943
Freddie Mac Gold Pool 2% 4/1/2042	1,520,997	1,275,278
Freddie Mac Gold Pool 2% 4/1/2052	192,735	151,409
Freddie Mac Gold Pool 2% 4/1/2052	1,027,063	806,518
Freddie Mac Gold Pool 2% 5/1/2051	45,130	35,651
Freddie Mac Gold Pool 2% 5/1/2051	83,199	65,204
Freddie Mac Gold Pool 2% 5/1/2051	197,958	155,141
Freddie Mac Gold Pool 2% 6/1/2035	39,919	35,534
Freddie Mac Gold Pool 2% 6/1/2040	28,984	24,407
Freddie Mac Gold Pool 2% 7/1/2041	1,956,768	1,643,589
Freddie Mac Gold Pool 2% 7/1/2051	25,328	20,008
Freddie Mac Gold Pool 2% 8/1/2036	43,598	38,727
Freddie Mac Gold Pool 2% 9/1/2051	399,255	315,767
Freddie Mac Gold Pool 2.5% 1/1/2031	23,011	21,936
Freddie Mac Gold Pool 2.5% 1/1/2035	24,322	22,300
Freddie Mac Gold Pool 2.5% 1/1/2040	64,257	56,103
Freddie Mac Gold Pool 2.5% 1/1/2042	492,920	423,220
Freddie Mac Gold Pool 2.5% 1/1/2051	24,456	20,287
Freddie Mac Gold Pool 2.5% 1/1/2052	1,354,134	1,112,299
Freddie Mac Gold Pool 2.5% 10/1/2029	15,777	15,167
Freddie Mac Gold Pool 2.5% 10/1/2029	8,983	8,653
Freddie Mac Gold Pool 2.5% 10/1/2032	66,536	62,682
Freddie Mac Gold Pool 2.5% 10/1/2034	20,313	18,649
Freddie Mac Gold Pool 2.5% 10/1/2041	243,477	209,429
Freddie Mac Gold Pool 2.5% 10/1/2049	34,990	28,861
Freddie Mac Gold Pool 2.5% 10/1/2050	3,087,966	2,556,752
Freddie Mac Gold Pool 2.5% 11/1/2031	174,522	165,171
Freddie Mac Gold Pool 2.5% 11/1/2034	10,578	9,712
Freddie Mac Gold Pool 2.5% 11/1/2041	162,341	140,045
Freddie Mac Gold Pool 2.5% 11/1/2041	113,659	98,155
Freddie Mac Gold Pool 2.5% 11/1/2041	2,036,138	1,758,404
Freddie Mac Gold Pool 2.5% 11/1/2049	18,089	14,920
Freddie Mac Gold Pool 2.5% 11/1/2050	2,502,589	2,069,730
Freddie Mac Gold Pool 2.5% 12/1/2029	20,923	20,114
Freddie Mac Gold Pool 2.5% 12/1/2032	51,204	48,122
Freddie Mac Gold Pool 2.5% 12/1/2034	5,974	5,485
Freddie Mac Gold Pool 2.5% 12/1/2049	760,459	624,887
Freddie Mac Gold Pool 2.5% 12/1/2049	71,504	58,756
Freddie Mac Gold Pool 2.5% 12/1/2051	392,766	320,536
Freddie Mac Gold Pool 2.5% 12/1/2051	412,683	338,982
Freddie Mac Gold Pool 2.5% 2/1/2030	31,757	30,512
Freddie Mac Gold Pool 2.5% 2/1/2032	10,273	9,729
Freddie Mac Gold Pool 2.5% 2/1/2033	68,034	63,982
Freddie Mac Gold Pool 2.5% 2/1/2035	55,080	50,501
Freddie Mac Gold Pool 2.5% 2/1/2042	380,876	330,114
Freddie Mac Gold Pool 2.5% 2/1/2051	230,256	190,718
Freddie Mac Gold Pool 2.5% 2/1/2051	482,159	396,201
Freddie Mac Gold Pool 2.5% 3/1/2028	31,818	30,999
Freddie Mac Gold Pool 2.5% 3/1/2032	343,001	324,481
Freddie Mac Gold Pool 2.5% 3/1/2033	89,873	84,515
Freddie Mac Gold Pool 2.5% 3/1/2033	8,081	7,609
Freddie Mac Gold Pool 2.5% 3/1/2035	21,198	19,435
Freddie Mac Gold Pool 2.5% 3/1/2051	464,084	381,348
Freddie Mac Gold Pool 2.5% 3/1/2052	28,715	23,533
Freddie Mac Gold Pool 2.5% 4/1/2031	85,267	81,088
Freddie Mac Gold Pool 2.5% 4/1/2033	30,401	28,539
Freddie Mac Gold Pool 2.5% 4/1/2035	20,820	19,089
Freddie Mac Gold Pool 2.5% 4/1/2040	106,190	92,497
Freddie Mac Gold Pool 2.5% 4/1/2042	105,223	90,575
Freddie Mac Gold Pool 2.5% 4/1/2047	914,262	752,412
Freddie Mac Gold Pool 2.5% 5/1/2035	170,873	156,452
Freddie Mac Gold Pool 2.5% 5/1/2041	823,817	716,407
Freddie Mac Gold Pool 2.5% 5/1/2051	221,144	182,825
Freddie Mac Gold Pool 2.5% 6/1/2030	13,542	12,958
Freddie Mac Gold Pool 2.5% 6/1/2040	190,427	165,649
Freddie Mac Gold Pool 2.5% 6/1/2041	124,848	107,936
Freddie Mac Gold Pool 2.5% 6/1/2050	183,859	151,253
Freddie Mac Gold Pool 2.5% 6/1/2050	87,795	72,226
Freddie Mac Gold Pool 2.5% 6/1/2050	107,383	88,340
Freddie Mac Gold Pool 2.5% 7/1/2030	245,042	234,322
Freddie Mac Gold Pool 2.5% 7/1/2031	5,377	5,111
Freddie Mac Gold Pool 2.5% 7/1/2035	60,395	55,298
Freddie Mac Gold Pool 2.5% 7/1/2040	28,037	24,361
Freddie Mac Gold Pool 2.5% 8/1/2031	71,966	68,315
Freddie Mac Gold Pool 2.5% 8/1/2031	8,982	8,532
Freddie Mac Gold Pool 2.5% 8/1/2035	698,363	638,333
Freddie Mac Gold Pool 2.5% 8/1/2041	97,686	84,453
Freddie Mac Gold Pool 2.5% 8/1/2050	945,150	779,014
Freddie Mac Gold Pool 2.5% 8/1/2050	235,663	195,123
Freddie Mac Gold Pool 2.5% 9/1/2031	49,546	47,006
Freddie Mac Gold Pool 2.5% 9/1/2035	694,119	634,454
Freddie Mac Gold Pool 2.5% 9/1/2041	208,644	180,771
Freddie Mac Gold Pool 3% 1/1/2027	3,252	3,203
Freddie Mac Gold Pool 3% 1/1/2028	2,161	2,122
Freddie Mac Gold Pool 3% 1/1/2031	1,497	1,443
Freddie Mac Gold Pool 3% 1/1/2033	12,406	11,803
Freddie Mac Gold Pool 3% 1/1/2033	33,339	31,777
Freddie Mac Gold Pool 3% 1/1/2034	19,956	18,870
Freddie Mac Gold Pool 3% 1/1/2040	29,828	26,791
Freddie Mac Gold Pool 3% 1/1/2043	24,741	21,965
Freddie Mac Gold Pool 3% 1/1/2043	5,480	4,857
Freddie Mac Gold Pool 3% 1/1/2043	46,090	40,929
Freddie Mac Gold Pool 3% 1/1/2044	76,576	67,886
Freddie Mac Gold Pool 3% 1/1/2045	37,535	32,702
Freddie Mac Gold Pool 3% 1/1/2047	1,609,843	1,397,021
Freddie Mac Gold Pool 3% 1/1/2048	33,531	29,025
Freddie Mac Gold Pool 3% 1/1/2051	65,699	56,258
Freddie Mac Gold Pool 3% 1/1/2052	374,250	319,534
Freddie Mac Gold Pool 3% 1/1/2052	38,358	32,750
Freddie Mac Gold Pool 3% 1/1/2052	140,407	119,879
Freddie Mac Gold Pool 3% 1/1/2052	308,602	263,484
Freddie Mac Gold Pool 3% 10/1/2026	1,354	1,334
Freddie Mac Gold Pool 3% 10/1/2027	1,474	1,446
Freddie Mac Gold Pool 3% 10/1/2028	38,722	37,802
Freddie Mac Gold Pool 3% 10/1/2028	678	668
Freddie Mac Gold Pool 3% 10/1/2028	29,552	28,834
Freddie Mac Gold Pool 3% 10/1/2028	4,840	4,716
Freddie Mac Gold Pool 3% 10/1/2028	4,552	4,475
Freddie Mac Gold Pool 3% 10/1/2029	3,693	3,586
Freddie Mac Gold Pool 3% 10/1/2029	5,147	4,995
Freddie Mac Gold Pool 3% 10/1/2030	19,587	18,905
Freddie Mac Gold Pool 3% 10/1/2030	8,556	8,240
Freddie Mac Gold Pool 3% 10/1/2030	5,572	5,368
Freddie Mac Gold Pool 3% 10/1/2032	4,286	4,096
Freddie Mac Gold Pool 3% 10/1/2039	9,732	8,741
Freddie Mac Gold Pool 3% 10/1/2039	9,990	9,076
Freddie Mac Gold Pool 3% 10/1/2042	21,738	19,288
Freddie Mac Gold Pool 3% 10/1/2042	3,953	3,514
Freddie Mac Gold Pool 3% 10/1/2042	37,297	33,114
Freddie Mac Gold Pool 3% 10/1/2043	37,576	33,369
Freddie Mac Gold Pool 3% 10/1/2047	43,273	37,485
Freddie Mac Gold Pool 3% 10/1/2048	20,936	18,091
Freddie Mac Gold Pool 3% 10/1/2050	324,830	278,659
Freddie Mac Gold Pool 3% 10/1/2051	67,190	57,430
Freddie Mac Gold Pool 3% 11/1/2030	56,492	55,031
Freddie Mac Gold Pool 3% 11/1/2032	4,553	4,349
Freddie Mac Gold Pool 3% 11/1/2032	12,447	11,909
Freddie Mac Gold Pool 3% 11/1/2042	30,348	27,314
Freddie Mac Gold Pool 3% 11/1/2042	7,820	6,960
Freddie Mac Gold Pool 3% 11/1/2042	7,665	6,762
Freddie Mac Gold Pool 3% 11/1/2042	5,212	4,639
Freddie Mac Gold Pool 3% 11/1/2048	73,947	63,806
Freddie Mac Gold Pool 3% 11/1/2050	80,628	69,016
Freddie Mac Gold Pool 3% 11/1/2051	64,747	55,281
Freddie Mac Gold Pool 3% 11/1/2051	20,947	17,905
Freddie Mac Gold Pool 3% 11/1/2051	291,786	249,400
Freddie Mac Gold Pool 3% 12/1/2029	55,808	54,106
Freddie Mac Gold Pool 3% 12/1/2030	36,908	35,535
Freddie Mac Gold Pool 3% 12/1/2032	24,826	23,704
Freddie Mac Gold Pool 3% 12/1/2032	6,059	5,786
Freddie Mac Gold Pool 3% 12/1/2032	30,388	29,000
Freddie Mac Gold Pool 3% 12/1/2032	25,788	24,634
Freddie Mac Gold Pool 3% 12/1/2042	777,869	691,760
Freddie Mac Gold Pool 3% 12/1/2042	5,406	4,802
Freddie Mac Gold Pool 3% 12/1/2044	5,734	4,999
Freddie Mac Gold Pool 3% 12/1/2046	505,950	439,222
Freddie Mac Gold Pool 3% 12/1/2047	9,405	8,147
Freddie Mac Gold Pool 3% 12/1/2050	671,004	574,369
Freddie Mac Gold Pool 3% 2/1/2027	2,174	2,140
Freddie Mac Gold Pool 3% 2/1/2030	3,219	3,129
Freddie Mac Gold Pool 3% 2/1/2030	4,790	4,644
Freddie Mac Gold Pool 3% 2/1/2030	3,971	3,849
Freddie Mac Gold Pool 3% 2/1/2033	69,705	66,554
Freddie Mac Gold Pool 3% 2/1/2033	35,569	34,294
Freddie Mac Gold Pool 3% 2/1/2038	22,628	20,649
Freddie Mac Gold Pool 3% 2/1/2040	189,575	169,856
Freddie Mac Gold Pool 3% 2/1/2043	16,117	14,370
Freddie Mac Gold Pool 3% 2/1/2043	70,776	63,181
Freddie Mac Gold Pool 3% 2/1/2043	7,040	6,257
Freddie Mac Gold Pool 3% 2/1/2043	11,792	10,472
Freddie Mac Gold Pool 3% 2/1/2043	31,096	27,688
Freddie Mac Gold Pool 3% 2/1/2043	21,530	19,095
Freddie Mac Gold Pool 3% 2/1/2043	39,847	35,315
Freddie Mac Gold Pool 3% 2/1/2043	5,734	5,099
Freddie Mac Gold Pool 3% 2/1/2047	148,264	128,663
Freddie Mac Gold Pool 3% 2/1/2047	142,364	123,454
Freddie Mac Gold Pool 3% 2/1/2049	10,946	9,438
Freddie Mac Gold Pool 3% 3/1/2027	7,486	7,372
Freddie Mac Gold Pool 3% 3/1/2027	2,045	2,013
Freddie Mac Gold Pool 3% 3/1/2032	107,080	102,633
Freddie Mac Gold Pool 3% 3/1/2033	5,538	5,285
Freddie Mac Gold Pool 3% 3/1/2033	20,909	19,946
Freddie Mac Gold Pool 3% 3/1/2040	109,905	98,473
Freddie Mac Gold Pool 3% 3/1/2040	11,609	10,402
Freddie Mac Gold Pool 3% 3/1/2043	11,950	10,592
Freddie Mac Gold Pool 3% 3/1/2043	3,599	3,192
Freddie Mac Gold Pool 3% 3/1/2043	20,016	17,887
Freddie Mac Gold Pool 3% 3/1/2043	19,124	17,001
Freddie Mac Gold Pool 3% 3/1/2045	18,208	15,864
Freddie Mac Gold Pool 3% 3/1/2045	31,045	27,047
Freddie Mac Gold Pool 3% 3/1/2045	30,153	26,271
Freddie Mac Gold Pool 3% 3/1/2047	328,647	284,994
Freddie Mac Gold Pool 3% 3/1/2048	7,357	6,360
Freddie Mac Gold Pool 3% 3/1/2052	999,900	848,712
Freddie Mac Gold Pool 3% 3/1/2052	187,708	160,030
Freddie Mac Gold Pool 3% 4/1/2027	2,322	2,284
Freddie Mac Gold Pool 3% 4/1/2027	768	755
Freddie Mac Gold Pool 3% 4/1/2028	4,859	4,756
Freddie Mac Gold Pool 3% 4/1/2030	5,016	4,854
Freddie Mac Gold Pool 3% 4/1/2033	9,838	9,381
Freddie Mac Gold Pool 3% 4/1/2034	51,646	48,804
Freddie Mac Gold Pool 3% 4/1/2039	14,889	13,448
Freddie Mac Gold Pool 3% 4/1/2040	20,312	18,199
Freddie Mac Gold Pool 3% 4/1/2043	67,113	59,572
Freddie Mac Gold Pool 3% 4/1/2045	23,080	20,209
Freddie Mac Gold Pool 3% 4/1/2046	7,135	6,221
Freddie Mac Gold Pool 3% 4/1/2046	8,675	7,563
Freddie Mac Gold Pool 3% 4/1/2047	9,541	8,274
Freddie Mac Gold Pool 3% 4/1/2051	124,893	106,399
Freddie Mac Gold Pool 3% 5/1/2028	1,762	1,723
Freddie Mac Gold Pool 3% 5/1/2029	1,300	1,276
Freddie Mac Gold Pool 3% 5/1/2032	116,392	111,461
Freddie Mac Gold Pool 3% 5/1/2043	167,585	148,370
Freddie Mac Gold Pool 3% 5/1/2043	7,328	6,518
Freddie Mac Gold Pool 3% 5/1/2043	25,353	22,467
Freddie Mac Gold Pool 3% 5/1/2043	13,926	12,344
Freddie Mac Gold Pool 3% 5/1/2043	24,164	21,403
Freddie Mac Gold Pool 3% 5/1/2043	8,104	7,148
Freddie Mac Gold Pool 3% 5/1/2045	55,874	48,679
Freddie Mac Gold Pool 3% 5/1/2045	5,634	4,923
Freddie Mac Gold Pool 3% 5/1/2046	21,459	18,709
Freddie Mac Gold Pool 3% 5/1/2046	134,618	117,368
Freddie Mac Gold Pool 3% 5/1/2048	22,805	19,713
Freddie Mac Gold Pool 3% 5/1/2051	280,305	239,937
Freddie Mac Gold Pool 3% 5/1/2051	25,875	22,140
Freddie Mac Gold Pool 3% 5/1/2052	1,031,210	878,510
Freddie Mac Gold Pool 3% 6/1/2027	1,507	1,481
Freddie Mac Gold Pool 3% 6/1/2028	4,275	4,185
Freddie Mac Gold Pool 3% 6/1/2028	2,270	2,217
Freddie Mac Gold Pool 3% 6/1/2030	26,295	25,421
Freddie Mac Gold Pool 3% 6/1/2031	9,757	9,388
Freddie Mac Gold Pool 3% 6/1/2043	89,899	79,754
Freddie Mac Gold Pool 3% 6/1/2043	14,545	12,987
Freddie Mac Gold Pool 3% 6/1/2043	10,420	9,254
Freddie Mac Gold Pool 3% 6/1/2043	10,117	8,962
Freddie Mac Gold Pool 3% 6/1/2043	14,504	12,871
Freddie Mac Gold Pool 3% 6/1/2043	6,901	6,110
Freddie Mac Gold Pool 3% 6/1/2045	148,656	129,375
Freddie Mac Gold Pool 3% 6/1/2045	6,431	5,647
Freddie Mac Gold Pool 3% 6/1/2045	15,474	13,617
Freddie Mac Gold Pool 3% 6/1/2046	133,076	116,024
Freddie Mac Gold Pool 3% 6/1/2052	300,000	254,733
Freddie Mac Gold Pool 3% 6/1/2052	619,488	528,142
Freddie Mac Gold Pool 3% 7/1/2029	17,568	17,087
Freddie Mac Gold Pool 3% 7/1/2032	21,714	20,749
Freddie Mac Gold Pool 3% 7/1/2032	52,445	50,421
Freddie Mac Gold Pool 3% 7/1/2042	46,106	41,043
Freddie Mac Gold Pool 3% 7/1/2043	334,976	296,628
Freddie Mac Gold Pool 3% 7/1/2043	17,157	15,206
Freddie Mac Gold Pool 3% 7/1/2043	19,090	16,919
Freddie Mac Gold Pool 3% 7/1/2043	19,781	17,527
Freddie Mac Gold Pool 3% 7/1/2043	8,901	7,851
Freddie Mac Gold Pool 3% 7/1/2043	6,323	5,603
Freddie Mac Gold Pool 3% 7/1/2045	4,879	4,260
Freddie Mac Gold Pool 3% 7/1/2045	237,244	206,473
Freddie Mac Gold Pool 3% 7/1/2045	11,379	9,964
Freddie Mac Gold Pool 3% 7/1/2048	17,045	14,729
Freddie Mac Gold Pool 3% 8/1/2028	2,707	2,644
Freddie Mac Gold Pool 3% 8/1/2030	43,558	42,107
Freddie Mac Gold Pool 3% 8/1/2032	85,051	81,341
Freddie Mac Gold Pool 3% 8/1/2042	3,128	2,776
Freddie Mac Gold Pool 3% 8/1/2043	10,087	8,919
Freddie Mac Gold Pool 3% 8/1/2045	7,608	6,681
Freddie Mac Gold Pool 3% 8/1/2047	5,175	4,483
Freddie Mac Gold Pool 3% 9/1/2028	3,534	3,452
Freddie Mac Gold Pool 3% 9/1/2028	1,735	1,693
Freddie Mac Gold Pool 3% 9/1/2029	2,704	2,618
Freddie Mac Gold Pool 3% 9/1/2030	24,916	24,053
Freddie Mac Gold Pool 3% 9/1/2032	12,563	11,980
Freddie Mac Gold Pool 3% 9/1/2042	6,370	5,665
Freddie Mac Gold Pool 3% 9/1/2043	9,807	8,649
Freddie Mac Gold Pool 3% 9/1/2043	34,718	30,716
Freddie Mac Gold Pool 3% 9/1/2043	8,080	7,147
Freddie Mac Gold Pool 3% 9/1/2043	6,189	5,488
Freddie Mac Gold Pool 3% 9/1/2043	3,837	3,386
Freddie Mac Gold Pool 3% 9/1/2046	118,995	105,115
Freddie Mac Gold Pool 3% 9/1/2050	72,724	62,364
Freddie Mac Gold Pool 3% 9/1/2051	21,525	18,412
Freddie Mac Gold Pool 3% 9/1/2051	252,840	216,269
Freddie Mac Gold Pool 3.5% 1/1/2029	2,944	2,896
Freddie Mac Gold Pool 3.5% 1/1/2031	3,893	3,773
Freddie Mac Gold Pool 3.5% 1/1/2044	280,472	256,742
Freddie Mac Gold Pool 3.5% 1/1/2044	49,403	45,280
Freddie Mac Gold Pool 3.5% 1/1/2045	15,922	14,409
Freddie Mac Gold Pool 3.5% 1/1/2046	7,883	7,121
Freddie Mac Gold Pool 3.5% 1/1/2052	45,501	40,454
Freddie Mac Gold Pool 3.5% 10/1/2033	63,658	61,092
Freddie Mac Gold Pool 3.5% 10/1/2040	4,519	4,115
Freddie Mac Gold Pool 3.5% 10/1/2042	28,010	25,666
Freddie Mac Gold Pool 3.5% 10/1/2042	5,013	4,600
Freddie Mac Gold Pool 3.5% 10/1/2042	9,268	8,481
Freddie Mac Gold Pool 3.5% 10/1/2045	150,870	136,301
Freddie Mac Gold Pool 3.5% 10/1/2047	9,726	8,750
Freddie Mac Gold Pool 3.5% 10/1/2047	9,154	8,291
Freddie Mac Gold Pool 3.5% 10/1/2049	439,695	395,328
Freddie Mac Gold Pool 3.5% 10/1/2049	89,936	80,355
Freddie Mac Gold Pool 3.5% 11/1/2033	5,218	4,999
Freddie Mac Gold Pool 3.5% 11/1/2040	9,480	8,624
Freddie Mac Gold Pool 3.5% 11/1/2042	209,498	191,505
Freddie Mac Gold Pool 3.5% 11/1/2044	10,712	9,738
Freddie Mac Gold Pool 3.5% 11/1/2045	234,869	212,408
Freddie Mac Gold Pool 3.5% 11/1/2047	6,339	5,703
Freddie Mac Gold Pool 3.5% 11/1/2047	62,588	56,683
Freddie Mac Gold Pool 3.5% 11/1/2048	6,027	5,407
Freddie Mac Gold Pool 3.5% 12/1/2033	43,413	41,135
Freddie Mac Gold Pool 3.5% 12/1/2040	9,336	8,493
Freddie Mac Gold Pool 3.5% 12/1/2042	6,687	6,119
Freddie Mac Gold Pool 3.5% 12/1/2042	4,233	3,879
Freddie Mac Gold Pool 3.5% 12/1/2044	53,712	49,259
Freddie Mac Gold Pool 3.5% 12/1/2045	74,122	66,964
Freddie Mac Gold Pool 3.5% 12/1/2046	17,576	15,835
Freddie Mac Gold Pool 3.5% 12/1/2047	94,239	84,697
Freddie Mac Gold Pool 3.5% 12/1/2047	35,590	31,986
Freddie Mac Gold Pool 3.5% 12/1/2047	15,928	14,420
Freddie Mac Gold Pool 3.5% 2/1/2034	1,160,017	1,106,362
Freddie Mac Gold Pool 3.5% 2/1/2034	58,491	55,813
Freddie Mac Gold Pool 3.5% 2/1/2042	102,900	94,483
Freddie Mac Gold Pool 3.5% 2/1/2043	9,789	9,048
Freddie Mac Gold Pool 3.5% 2/1/2043	24,392	22,394
Freddie Mac Gold Pool 3.5% 2/1/2043	46,696	42,526
Freddie Mac Gold Pool 3.5% 2/1/2043	5,176	4,757
Freddie Mac Gold Pool 3.5% 2/1/2043	416,351	381,388
Freddie Mac Gold Pool 3.5% 2/1/2044	35,164	32,149
Freddie Mac Gold Pool 3.5% 2/1/2044	22,543	20,650
Freddie Mac Gold Pool 3.5% 2/1/2045	195,501	176,927
Freddie Mac Gold Pool 3.5% 2/1/2045	35,035	31,706
Freddie Mac Gold Pool 3.5% 2/1/2052	150,080	133,810
Freddie Mac Gold Pool 3.5% 2/1/2052	94,499	84,225
Freddie Mac Gold Pool 3.5% 3/1/2032	113,847	109,403
Freddie Mac Gold Pool 3.5% 3/1/2032	3,170	3,051
Freddie Mac Gold Pool 3.5% 3/1/2045	40,121	36,309
Freddie Mac Gold Pool 3.5% 3/1/2045	14,393	13,026
Freddie Mac Gold Pool 3.5% 3/1/2045	3,816	3,454
Freddie Mac Gold Pool 3.5% 3/1/2046	259,005	233,993
Freddie Mac Gold Pool 3.5% 3/1/2050	15,664	13,980
Freddie Mac Gold Pool 3.5% 3/1/2050	1,528,456	1,378,526
Freddie Mac Gold Pool 3.5% 3/1/2052	197,041	175,542
Freddie Mac Gold Pool 3.5% 3/1/2052	987,944	873,668
Freddie Mac Gold Pool 3.5% 4/1/2028	4,567	4,497
Freddie Mac Gold Pool 3.5% 4/1/2033	6,206	5,965
Freddie Mac Gold Pool 3.5% 4/1/2034	4,063	3,888
Freddie Mac Gold Pool 3.5% 4/1/2040	11,227	10,230
Freddie Mac Gold Pool 3.5% 4/1/2042	189,765	174,219
Freddie Mac Gold Pool 3.5% 4/1/2042	10,499	9,653
Freddie Mac Gold Pool 3.5% 4/1/2042	4,194	3,851
Freddie Mac Gold Pool 3.5% 4/1/2043	39,660	36,293
Freddie Mac Gold Pool 3.5% 4/1/2043	19,466	17,833
Freddie Mac Gold Pool 3.5% 4/1/2043	183,178	167,616
Freddie Mac Gold Pool 3.5% 4/1/2046	172,605	155,721
Freddie Mac Gold Pool 3.5% 4/1/2046	61,171	55,264
Freddie Mac Gold Pool 3.5% 4/1/2046	111,695	100,978
Freddie Mac Gold Pool 3.5% 4/1/2052	422,034	378,921
Freddie Mac Gold Pool 3.5% 4/1/2052	1,029,045	909,693
Freddie Mac Gold Pool 3.5% 5/1/2032	21,470	20,759
Freddie Mac Gold Pool 3.5% 5/1/2034	51,617	48,812
Freddie Mac Gold Pool 3.5% 5/1/2039	7,352	6,801
Freddie Mac Gold Pool 3.5% 5/1/2040	23,289	21,222
Freddie Mac Gold Pool 3.5% 5/1/2042	6,893	6,322
Freddie Mac Gold Pool 3.5% 5/1/2043	7,666	7,008
Freddie Mac Gold Pool 3.5% 5/1/2043	7,333	6,699
Freddie Mac Gold Pool 3.5% 5/1/2043	76,714	69,977
Freddie Mac Gold Pool 3.5% 5/1/2043	72,345	66,042
Freddie Mac Gold Pool 3.5% 5/1/2045	151,179	136,817
Freddie Mac Gold Pool 3.5% 5/1/2045	93,704	84,743
Freddie Mac Gold Pool 3.5% 5/1/2046	100,326	90,826
Freddie Mac Gold Pool 3.5% 5/1/2046	9,106	8,215
Freddie Mac Gold Pool 3.5% 5/1/2046	70,426	63,669
Freddie Mac Gold Pool 3.5% 5/1/2048	3,602	3,237
Freddie Mac Gold Pool 3.5% 6/1/2032	539,397	517,692
Freddie Mac Gold Pool 3.5% 6/1/2038	3,898	3,621
Freddie Mac Gold Pool 3.5% 6/1/2039	65,319	60,422
Freddie Mac Gold Pool 3.5% 6/1/2040	20,152	18,350
Freddie Mac Gold Pool 3.5% 6/1/2045	183,343	165,810
Freddie Mac Gold Pool 3.5% 6/1/2045	28,711	25,983
Freddie Mac Gold Pool 3.5% 6/1/2048	3,777	3,390
Freddie Mac Gold Pool 3.5% 7/1/2029	31,706	31,198
Freddie Mac Gold Pool 3.5% 7/1/2032	26,066	25,072
Freddie Mac Gold Pool 3.5% 7/1/2034	5,433	5,199
Freddie Mac Gold Pool 3.5% 7/1/2039	11,741	10,861
Freddie Mac Gold Pool 3.5% 7/1/2040	2,891	2,632
Freddie Mac Gold Pool 3.5% 7/1/2042	14,049	12,911
Freddie Mac Gold Pool 3.5% 7/1/2042	520,529	476,735
Freddie Mac Gold Pool 3.5% 7/1/2042	237,341	217,603
Freddie Mac Gold Pool 3.5% 7/1/2045	273,416	247,269
Freddie Mac Gold Pool 3.5% 7/1/2046	961,132	871,358
Freddie Mac Gold Pool 3.5% 7/1/2047	154,989	140,415
Freddie Mac Gold Pool 3.5% 7/1/2051	341,206	303,791
Freddie Mac Gold Pool 3.5% 7/1/2052	73,703	65,431
Freddie Mac Gold Pool 3.5% 8/1/2032	53,706	51,658
Freddie Mac Gold Pool 3.5% 8/1/2034	84,965	80,267
Freddie Mac Gold Pool 3.5% 8/1/2034	39,976	38,252
Freddie Mac Gold Pool 3.5% 8/1/2039	20,433	18,902
Freddie Mac Gold Pool 3.5% 8/1/2040	13,148	11,973
Freddie Mac Gold Pool 3.5% 8/1/2042	2,139	1,962
Freddie Mac Gold Pool 3.5% 8/1/2042	82,204	75,342
Freddie Mac Gold Pool 3.5% 8/1/2042	7,375	6,745
Freddie Mac Gold Pool 3.5% 8/1/2043	9,865	9,010
Freddie Mac Gold Pool 3.5% 8/1/2043	28,300	25,852
Freddie Mac Gold Pool 3.5% 8/1/2043	3,100	2,821
Freddie Mac Gold Pool 3.5% 8/1/2045	3,249	2,939
Freddie Mac Gold Pool 3.5% 8/1/2045	139,879	126,502
Freddie Mac Gold Pool 3.5% 8/1/2046	294,931	265,713
Freddie Mac Gold Pool 3.5% 8/1/2047	5,027	4,523
Freddie Mac Gold Pool 3.5% 8/1/2047	27,874	25,244
Freddie Mac Gold Pool 3.5% 8/1/2047	235,592	213,365
Freddie Mac Gold Pool 3.5% 8/1/2047	18,646	16,887
Freddie Mac Gold Pool 3.5% 9/1/2033	15,045	14,443
Freddie Mac Gold Pool 3.5% 9/1/2040	9,938	9,050
Freddie Mac Gold Pool 3.5% 9/1/2042	600,631	549,921
Freddie Mac Gold Pool 3.5% 9/1/2042	678,003	620,403
Freddie Mac Gold Pool 3.5% 9/1/2043	30,168	27,574
Freddie Mac Gold Pool 3.5% 9/1/2043	8,602	7,834
Freddie Mac Gold Pool 3.5% 9/1/2043	12,832	11,690
Freddie Mac Gold Pool 3.5% 9/1/2045	64,297	58,148
Freddie Mac Gold Pool 3.5% 9/1/2045	2,813	2,544
Freddie Mac Gold Pool 3.5% 9/1/2046	59,789	53,866
Freddie Mac Gold Pool 3.5% 9/1/2046	41,987	37,971
Freddie Mac Gold Pool 3.5% 9/1/2047	220,309	199,240
Freddie Mac Gold Pool 3.5% 9/1/2047	6,581	5,960
Freddie Mac Gold Pool 3.5% 9/1/2047	6,165	5,583
Freddie Mac Gold Pool 4% 1/1/2039	6,954	6,583
Freddie Mac Gold Pool 4% 1/1/2049	27,761	25,673
Freddie Mac Gold Pool 4% 1/1/2049	20,437	18,900
Freddie Mac Gold Pool 4% 1/1/2052	25,718	23,639
Freddie Mac Gold Pool 4% 10/1/2033	2,750	2,661
Freddie Mac Gold Pool 4% 10/1/2034	9,687	9,374
Freddie Mac Gold Pool 4% 10/1/2041	85,884	81,100
Freddie Mac Gold Pool 4% 10/1/2048	13,069	12,086
Freddie Mac Gold Pool 4% 10/1/2051	14,255	13,102
Freddie Mac Gold Pool 4% 11/1/2043	50,313	47,341
Freddie Mac Gold Pool 4% 12/1/2038	46,464	43,986
Freddie Mac Gold Pool 4% 12/1/2049	5,341	4,933
Freddie Mac Gold Pool 4% 12/1/2049	6,232	5,736
Freddie Mac Gold Pool 4% 2/1/2043	2,372	2,227
Freddie Mac Gold Pool 4% 2/1/2045	77,055	72,258
Freddie Mac Gold Pool 4% 2/1/2049	23,757	21,970
Freddie Mac Gold Pool 4% 3/1/2049	3,461	3,200
Freddie Mac Gold Pool 4% 3/1/2049	81,235	75,125
Freddie Mac Gold Pool 4% 3/1/2049	6,647	6,145
Freddie Mac Gold Pool 4% 4/1/2035	43,042	41,600
Freddie Mac Gold Pool 4% 4/1/2043	3,862	3,636
Freddie Mac Gold Pool 4% 4/1/2046	25,470	23,721
Freddie Mac Gold Pool 4% 4/1/2049	11,432	10,568
Freddie Mac Gold Pool 4% 4/1/2050	10,888	10,052
Freddie Mac Gold Pool 4% 5/1/2037	323,468	307,625
Freddie Mac Gold Pool 4% 5/1/2048	120,910	112,344
Freddie Mac Gold Pool 4% 5/1/2048	178,544	165,616
Freddie Mac Gold Pool 4% 5/1/2049	5,549	5,130
Freddie Mac Gold Pool 4% 5/1/2049	4,313	3,988
Freddie Mac Gold Pool 4% 5/1/2050	65,761	60,671
Freddie Mac Gold Pool 4% 5/1/2051	9,199	8,424
Freddie Mac Gold Pool 4% 6/1/2044	3,441	3,296
Freddie Mac Gold Pool 4% 6/1/2049	6,170	5,704
Freddie Mac Gold Pool 4% 7/1/2048	11,445	10,592
Freddie Mac Gold Pool 4% 7/1/2049	12,084	11,171
Freddie Mac Gold Pool 4% 7/1/2049	7,562	6,991
Freddie Mac Gold Pool 4% 8/1/2033	3,937	3,811
Freddie Mac Gold Pool 4% 8/1/2048	13,621	12,605
Freddie Mac Gold Pool 4% 8/1/2049	324,986	300,440
Freddie Mac Gold Pool 4% 8/1/2049	85,406	78,928
Freddie Mac Gold Pool 4% 9/1/2041	9,244	8,735
Freddie Mac Gold Pool 4% 9/1/2048	20,797	19,304
Freddie Mac Gold Pool 4% 9/1/2049	41,090	37,974
Freddie Mac Gold Pool 4.5% 1/1/2041	17,214	16,759
Freddie Mac Gold Pool 4.5% 1/1/2041	3,550	3,463
Freddie Mac Gold Pool 4.5% 1/1/2042	155,112	150,907
Freddie Mac Gold Pool 4.5% 1/1/2044	41,435	40,059
Freddie Mac Gold Pool 4.5% 1/1/2049	31,582	30,139
Freddie Mac Gold Pool 4.5% 1/1/2049	2,616	2,497
Freddie Mac Gold Pool 4.5% 1/1/2049	104,177	99,282
Freddie Mac Gold Pool 4.5% 1/1/2049	5,491	5,233
Freddie Mac Gold Pool 4.5% 10/1/2039	3,966	3,872
Freddie Mac Gold Pool 4.5% 10/1/2040	9,522	9,258
Freddie Mac Gold Pool 4.5% 10/1/2041	79,542	77,285
Freddie Mac Gold Pool 4.5% 10/1/2041	1,936	1,888
Freddie Mac Gold Pool 4.5% 10/1/2043	12,634	12,215
Freddie Mac Gold Pool 4.5% 10/1/2048	4,877	4,655
Freddie Mac Gold Pool 4.5% 10/1/2048	12,619	12,046
Freddie Mac Gold Pool 4.5% 10/1/2048	8,867	8,453
Freddie Mac Gold Pool 4.5% 10/1/2048	266,874	256,012
Freddie Mac Gold Pool 4.5% 10/1/2049	29,374	27,975
Freddie Mac Gold Pool 4.5% 11/1/2039	68,858	67,102
Freddie Mac Gold Pool 4.5% 11/1/2041	44,349	43,116
Freddie Mac Gold Pool 4.5% 11/1/2044	1,106	1,068
Freddie Mac Gold Pool 4.5% 11/1/2047	21,637	20,716
Freddie Mac Gold Pool 4.5% 11/1/2047	19,004	18,195
Freddie Mac Gold Pool 4.5% 11/1/2048	2,528	2,413
Freddie Mac Gold Pool 4.5% 11/1/2049	30,052	28,621
Freddie Mac Gold Pool 4.5% 11/1/2049	3,062	2,917
Freddie Mac Gold Pool 4.5% 12/1/2040	10,564	10,287
Freddie Mac Gold Pool 4.5% 12/1/2043	43,621	42,172
Freddie Mac Gold Pool 4.5% 12/1/2044	2,402	2,319
Freddie Mac Gold Pool 4.5% 12/1/2045	10,914	10,642
Freddie Mac Gold Pool 4.5% 12/1/2046	4,563	4,383
Freddie Mac Gold Pool 4.5% 12/1/2047	73,637	70,502
Freddie Mac Gold Pool 4.5% 12/1/2048	16,490	15,720
Freddie Mac Gold Pool 4.5% 12/1/2048	26,290	25,163
Freddie Mac Gold Pool 4.5% 12/1/2048	4,770	4,546
Freddie Mac Gold Pool 4.5% 2/1/2041	6,476	6,301
Freddie Mac Gold Pool 4.5% 2/1/2041	2,744	2,666
Freddie Mac Gold Pool 4.5% 2/1/2041	4,769	4,644
Freddie Mac Gold Pool 4.5% 2/1/2041	4,030	3,927
Freddie Mac Gold Pool 4.5% 2/1/2041	6,523	6,344
Freddie Mac Gold Pool 4.5% 2/1/2041	8,214	7,979
Freddie Mac Gold Pool 4.5% 2/1/2044	24,357	23,526
Freddie Mac Gold Pool 4.5% 2/1/2047	4,848	4,653
Freddie Mac Gold Pool 4.5% 2/1/2047	16,923	16,245
Freddie Mac Gold Pool 4.5% 2/1/2048	4,803	4,592
Freddie Mac Gold Pool 4.5% 2/1/2049	1,868	1,783
Freddie Mac Gold Pool 4.5% 2/1/2049	105,353	100,403
Freddie Mac Gold Pool 4.5% 2/1/2049	5,152	4,921
Freddie Mac Gold Pool 4.5% 2/1/2050	7,021	6,685
Freddie Mac Gold Pool 4.5% 3/1/2041	27,001	26,272
Freddie Mac Gold Pool 4.5% 3/1/2041	4,466	4,343
Freddie Mac Gold Pool 4.5% 3/1/2041	6,219	6,051
Freddie Mac Gold Pool 4.5% 3/1/2044	18,165	17,545
Freddie Mac Gold Pool 4.5% 3/1/2044	21,644	20,905
Freddie Mac Gold Pool 4.5% 3/1/2044	24,931	24,080
Freddie Mac Gold Pool 4.5% 3/1/2044	8,811	8,510
Freddie Mac Gold Pool 4.5% 3/1/2049	89,132	84,944
Freddie Mac Gold Pool 4.5% 3/1/2049	1,040	992
Freddie Mac Gold Pool 4.5% 3/1/2050	22,442	21,367
Freddie Mac Gold Pool 4.5% 4/1/2041	44,279	43,069
Freddie Mac Gold Pool 4.5% 4/1/2041	11,169	10,847
Freddie Mac Gold Pool 4.5% 4/1/2041	10,999	10,694
Freddie Mac Gold Pool 4.5% 4/1/2044	17,064	16,482
Freddie Mac Gold Pool 4.5% 4/1/2044	1,913	1,848
Freddie Mac Gold Pool 4.5% 4/1/2047	12,313	11,797
Freddie Mac Gold Pool 4.5% 4/1/2048	13,438	12,866
Freddie Mac Gold Pool 4.5% 4/1/2048	13,157	12,593
Freddie Mac Gold Pool 4.5% 4/1/2048	41,123	39,359
Freddie Mac Gold Pool 4.5% 4/1/2048	14,817	14,158
Freddie Mac Gold Pool 4.5% 4/1/2048	3,968	3,793
Freddie Mac Gold Pool 4.5% 4/1/2049	27,303	26,012
Freddie Mac Gold Pool 4.5% 4/1/2049	2,198	2,098
Freddie Mac Gold Pool 4.5% 4/1/2049	15,522	14,788
Freddie Mac Gold Pool 4.5% 4/1/2050	52,590	50,070
Freddie Mac Gold Pool 4.5% 5/1/2039	43,101	42,061
Freddie Mac Gold Pool 4.5% 5/1/2041	11,659	11,323
Freddie Mac Gold Pool 4.5% 5/1/2041	11,910	11,575
Freddie Mac Gold Pool 4.5% 5/1/2044	6,324	6,108
Freddie Mac Gold Pool 4.5% 5/1/2047	42,642	40,907
Freddie Mac Gold Pool 4.5% 5/1/2047	13,786	13,233
Freddie Mac Gold Pool 4.5% 5/1/2047	31,795	30,521
Freddie Mac Gold Pool 4.5% 5/1/2048	26,871	25,719
Freddie Mac Gold Pool 4.5% 5/1/2048	126,856	121,098
Freddie Mac Gold Pool 4.5% 5/1/2049	51,795	49,345
Freddie Mac Gold Pool 4.5% 6/1/2025	91	90
Freddie Mac Gold Pool 4.5% 6/1/2041	12,592	12,268
Freddie Mac Gold Pool 4.5% 6/1/2041	7,896	7,695
Freddie Mac Gold Pool 4.5% 6/1/2041	9,190	8,926
Freddie Mac Gold Pool 4.5% 6/1/2041	3,869	3,777
Freddie Mac Gold Pool 4.5% 6/1/2047	20,212	19,421
Freddie Mac Gold Pool 4.5% 6/1/2047	10,070	9,657
Freddie Mac Gold Pool 4.5% 6/1/2047	61,001	58,518
Freddie Mac Gold Pool 4.5% 6/1/2048	6,157	5,878
Freddie Mac Gold Pool 4.5% 6/1/2048	20,312	19,390
Freddie Mac Gold Pool 4.5% 6/1/2049	9,250	8,812
Freddie Mac Gold Pool 4.5% 6/1/2049	10,792	10,281
Freddie Mac Gold Pool 4.5% 7/1/2025	1,234	1,232
Freddie Mac Gold Pool 4.5% 7/1/2030	705	700
Freddie Mac Gold Pool 4.5% 7/1/2039	26,836	26,169
Freddie Mac Gold Pool 4.5% 7/1/2041	18,927	18,389
Freddie Mac Gold Pool 4.5% 7/1/2041	160,859	156,170
Freddie Mac Gold Pool 4.5% 7/1/2047	12,768	12,188
Freddie Mac Gold Pool 4.5% 7/1/2047	40,326	38,646
Freddie Mac Gold Pool 4.5% 7/1/2047	25,606	24,563
Freddie Mac Gold Pool 4.5% 7/1/2047	15,165	14,567
Freddie Mac Gold Pool 4.5% 7/1/2047	34,301	32,959
Freddie Mac Gold Pool 4.5% 7/1/2048	4,150	3,956
Freddie Mac Gold Pool 4.5% 7/1/2049	6,058	5,772
Freddie Mac Gold Pool 4.5% 7/1/2050	9,436	8,978
Freddie Mac Gold Pool 4.5% 8/1/2039	5,498	5,361
Freddie Mac Gold Pool 4.5% 8/1/2040	1,121	1,092
Freddie Mac Gold Pool 4.5% 8/1/2041	986	960
Freddie Mac Gold Pool 4.5% 8/1/2041	13,733	13,356
Freddie Mac Gold Pool 4.5% 8/1/2047	112,055	107,389
Freddie Mac Gold Pool 4.5% 8/1/2048	72,794	69,490
Freddie Mac Gold Pool 4.5% 8/1/2049	6,072	5,785
Freddie Mac Gold Pool 4.5% 9/1/2025	12	11
Freddie Mac Gold Pool 4.5% 9/1/2041	103,667	100,813
Freddie Mac Gold Pool 4.5% 9/1/2041	18,726	18,216
Freddie Mac Gold Pool 4.5% 9/1/2046	4,295	4,129
Freddie Mac Gold Pool 4.5% 9/1/2047	10,428	9,994
Freddie Mac Gold Pool 4.5% 9/1/2047	14,251	13,658
Freddie Mac Gold Pool 4.5% 9/1/2048	67,733	64,658
Freddie Mac Gold Pool 4.5% 9/1/2048	40,166	38,343
Freddie Mac Gold Pool 4.5% 9/1/2049	7,012	6,678
Freddie Mac Gold Pool 4.5% 9/1/2050	11,377	10,824
Freddie Mac Gold Pool 5% 1/1/2039	315	315
Freddie Mac Gold Pool 5% 1/1/2040	17,614	17,613
Freddie Mac Gold Pool 5% 1/1/2049	15,693	15,410
Freddie Mac Gold Pool 5% 1/1/2049	3,565	3,501
Freddie Mac Gold Pool 5% 1/1/2053	654,025	634,650
Freddie Mac Gold Pool 5% 10/1/2038	593	593
Freddie Mac Gold Pool 5% 10/1/2048	3,777	3,708
Freddie Mac Gold Pool 5% 10/1/2048	12,929	12,696
Freddie Mac Gold Pool 5% 11/1/2038	1,426	1,426
Freddie Mac Gold Pool 5% 11/1/2038	1,150	1,150
Freddie Mac Gold Pool 5% 11/1/2048	14,099	13,844
Freddie Mac Gold Pool 5% 11/1/2052	1,475,524	1,437,346
Freddie Mac Gold Pool 5% 11/1/2052	443,653	433,006
Freddie Mac Gold Pool 5% 12/1/2036	1,725	1,727
Freddie Mac Gold Pool 5% 12/1/2038	13,503	13,511
Freddie Mac Gold Pool 5% 12/1/2038	419	420
Freddie Mac Gold Pool 5% 12/1/2048	19,679	19,324
Freddie Mac Gold Pool 5% 12/1/2048	40,138	39,413
Freddie Mac Gold Pool 5% 12/1/2052	2,027,115	1,974,032
Freddie Mac Gold Pool 5% 12/1/2052	1,846,354	1,796,851
Freddie Mac Gold Pool 5% 12/1/2052	192,158	187,006
Freddie Mac Gold Pool 5% 2/1/2037	1,004	1,005
Freddie Mac Gold Pool 5% 2/1/2038	3,416	3,418
Freddie Mac Gold Pool 5% 2/1/2038	365	365
Freddie Mac Gold Pool 5% 2/1/2038	19,425	19,466
Freddie Mac Gold Pool 5% 2/1/2039	378	378
Freddie Mac Gold Pool 5% 2/1/2039	13,297	13,300
Freddie Mac Gold Pool 5% 2/1/2049	68,673	67,523
Freddie Mac Gold Pool 5% 2/1/2049	9,670	9,496
Freddie Mac Gold Pool 5% 2/1/2049	6,579	6,460
Freddie Mac Gold Pool 5% 2/1/2050	13,639	13,363
Freddie Mac Gold Pool 5% 3/1/2038	1,280	1,282
Freddie Mac Gold Pool 5% 3/1/2039	495	496
Freddie Mac Gold Pool 5% 4/1/2038	7,161	7,165
Freddie Mac Gold Pool 5% 4/1/2038	425	425
Freddie Mac Gold Pool 5% 4/1/2038	5,333	5,334
Freddie Mac Gold Pool 5% 4/1/2040	24,693	24,663
Freddie Mac Gold Pool 5% 4/1/2049	9,898	9,701
Freddie Mac Gold Pool 5% 5/1/2028	598	600
Freddie Mac Gold Pool 5% 5/1/2035	15,531	15,561
Freddie Mac Gold Pool 5% 5/1/2040	2,367	2,367
Freddie Mac Gold Pool 5% 5/1/2050	62,248	60,968
Freddie Mac Gold Pool 5% 5/1/2054	571,499	551,310
Freddie Mac Gold Pool 5% 6/1/2037	306	306
Freddie Mac Gold Pool 5% 6/1/2038	706	706
Freddie Mac Gold Pool 5% 6/1/2038	8,874	8,877
Freddie Mac Gold Pool 5% 6/1/2038	2,144	2,146
Freddie Mac Gold Pool 5% 6/1/2040	8,476	8,466
Freddie Mac Gold Pool 5% 6/1/2041	43,585	43,521
Freddie Mac Gold Pool 5% 6/1/2052	187,013	182,642
Freddie Mac Gold Pool 5% 7/1/2040	6,108	6,110
Freddie Mac Gold Pool 5% 7/1/2048	16,819	16,258
Freddie Mac Gold Pool 5% 7/1/2048	14,337	13,858
Freddie Mac Gold Pool 5% 8/1/2037	692	693
Freddie Mac Gold Pool 5% 8/1/2038	1,766	1,766
Freddie Mac Gold Pool 5% 8/1/2038	1,664	1,666
Freddie Mac Gold Pool 5% 8/1/2040	1,556	1,554
Freddie Mac Gold Pool 5% 8/1/2040	42,535	42,484
Freddie Mac Gold Pool 5% 8/1/2040	28,305	28,310
Freddie Mac Gold Pool 5% 8/1/2048	30,070	29,574
Freddie Mac Gold Pool 5% 8/1/2049	3,853	3,776
Freddie Mac Gold Pool 5% 9/1/2038	28,363	28,374
Freddie Mac Gold Pool 5% 9/1/2039	19,244	19,249
Freddie Mac Gold Pool 5% 9/1/2039	561	560
Freddie Mac Gold Pool 5% 9/1/2039	25,122	25,132
Freddie Mac Gold Pool 5% 9/1/2049	11,346	11,116
Freddie Mac Gold Pool 5.5% 1/1/2036	4,563	4,671
Freddie Mac Gold Pool 5.5% 1/1/2037	588	602
Freddie Mac Gold Pool 5.5% 1/1/2037	469	480
Freddie Mac Gold Pool 5.5% 1/1/2038	752	771
Freddie Mac Gold Pool 5.5% 1/1/2038	1,874	1,917
Freddie Mac Gold Pool 5.5% 1/1/2039	889	912
Freddie Mac Gold Pool 5.5% 1/1/2039	9,630	9,856
Freddie Mac Gold Pool 5.5% 1/1/2041	1,737	1,776
Freddie Mac Gold Pool 5.5% 10/1/2033	342	350
Freddie Mac Gold Pool 5.5% 10/1/2035	2,092	2,142
Freddie Mac Gold Pool 5.5% 11/1/2028	406	411
Freddie Mac Gold Pool 5.5% 11/1/2037	1,615	1,653
Freddie Mac Gold Pool 5.5% 11/1/2038	347	355
Freddie Mac Gold Pool 5.5% 12/1/2037	132	135
Freddie Mac Gold Pool 5.5% 12/1/2039	4,334	4,432
Freddie Mac Gold Pool 5.5% 2/1/2038	353	361
Freddie Mac Gold Pool 5.5% 2/1/2039	484	495
Freddie Mac Gold Pool 5.5% 2/1/2054	446,503	441,062
Freddie Mac Gold Pool 5.5% 3/1/2034	21,091	21,559
Freddie Mac Gold Pool 5.5% 3/1/2037	181	186
Freddie Mac Gold Pool 5.5% 3/1/2038	643	658
Freddie Mac Gold Pool 5.5% 3/1/2039	42,362	43,317
Freddie Mac Gold Pool 5.5% 3/1/2039	1,190	1,217
Freddie Mac Gold Pool 5.5% 3/1/2053 (k)(m)	1,732,494	1,733,578
Freddie Mac Gold Pool 5.5% 4/1/2027	23	22
Freddie Mac Gold Pool 5.5% 4/1/2038	332	339
Freddie Mac Gold Pool 5.5% 4/1/2038	279	286
Freddie Mac Gold Pool 5.5% 4/1/2038	3,973	4,063
Freddie Mac Gold Pool 5.5% 4/1/2038	638	653
Freddie Mac Gold Pool 5.5% 4/1/2039	3,164	3,235
Freddie Mac Gold Pool 5.5% 4/1/2040	9,744	9,957
Freddie Mac Gold Pool 5.5% 5/1/2028	196	198
Freddie Mac Gold Pool 5.5% 5/1/2036	349	357
Freddie Mac Gold Pool 5.5% 5/1/2037	97	99
Freddie Mac Gold Pool 5.5% 5/1/2037	343	352
Freddie Mac Gold Pool 5.5% 5/1/2037	12,391	12,694
Freddie Mac Gold Pool 5.5% 5/1/2038	291	297
Freddie Mac Gold Pool 5.5% 5/1/2038	6,760	6,914
Freddie Mac Gold Pool 5.5% 5/1/2038	260	265
Freddie Mac Gold Pool 5.5% 5/1/2038	259	265
Freddie Mac Gold Pool 5.5% 5/1/2053	989,232	983,668
Freddie Mac Gold Pool 5.5% 6/1/2027	502	506
Freddie Mac Gold Pool 5.5% 6/1/2038	400	410
Freddie Mac Gold Pool 5.5% 6/1/2038	834	853
Freddie Mac Gold Pool 5.5% 6/1/2038	474	485
Freddie Mac Gold Pool 5.5% 6/1/2038	3,095	3,165
Freddie Mac Gold Pool 5.5% 6/1/2041	14,559	14,925
Freddie Mac Gold Pool 5.5% 6/1/2041	7,454	7,635
Freddie Mac Gold Pool 5.5% 6/1/2041	23,744	24,280
Freddie Mac Gold Pool 5.5% 6/1/2049	113,616	114,433
Freddie Mac Gold Pool 5.5% 7/1/2028	220	222
Freddie Mac Gold Pool 5.5% 7/1/2035	13,353	13,648
Freddie Mac Gold Pool 5.5% 7/1/2036	6,335	6,488
Freddie Mac Gold Pool 5.5% 7/1/2038	323	331
Freddie Mac Gold Pool 5.5% 7/1/2038	212	217
Freddie Mac Gold Pool 5.5% 8/1/2038	321	329
Freddie Mac Gold Pool 5.5% 8/1/2038	541	554
Freddie Mac Gold Pool 5.5% 8/1/2038	763	782
Freddie Mac Gold Pool 5.5% 8/1/2039	5,822	5,958
Freddie Mac Gold Pool 5.5% 8/1/2040	1,282	1,311
Freddie Mac Gold Pool 5.5% 9/1/2038	385	394
Freddie Mac Gold Pool 5.5% 9/1/2038	4,590	4,694
Freddie Mac Gold Pool 5.5% 9/1/2038	619	633
Freddie Mac Gold Pool 5.5% 9/1/2040	19,831	20,259
Freddie Mac Gold Pool 6% 11/1/2053	268,846	272,068
Freddie Mac Gold Pool 6% 4/1/2032	21,299	21,891
Freddie Mac Gold Pool 6% 4/1/2054	1,290,199	1,314,532
Freddie Mac Gold Pool 6% 5/1/2033	4,885	5,008
Freddie Mac Gold Pool 6% 7/1/2037	758	788
Freddie Mac Gold Pool 6% 7/1/2054	7,151,520	7,185,830
Freddie Mac Gold Pool 6% 8/1/2037	8,543	8,866
Freddie Mac Gold Pool 6.5% 1/1/2054	1,552,541	1,607,439
Freddie Mac Gold Pool 6.5% 10/1/2037	390	410
Freddie Mac Gold Pool 6.5% 10/1/2053	445,167	459,934
Freddie Mac Gold Pool 6.5% 10/1/2053	432,841	448,011
Freddie Mac Gold Pool 6.5% 11/1/2036	199	209
Freddie Mac Gold Pool 6.5% 12/1/2037	326	343
Freddie Mac Gold Pool 6.5% 6/1/2054	286,800	299,003
Freddie Mac Gold Pool 6.5% 7/1/2054	3,950,000	4,034,126
Freddie Mac Gold Pool 6.5% 9/1/2037	240	250
Freddie Mac Gold Pool 6.5% 9/1/2053	327,838	338,713
Freddie Mac Gold Pool 6.5% 9/1/2053	342,480	355,018
Freddie Mac Gold Pool 6.5% 9/1/2054	332,105	346,365
Freddie Mac Gold Pool 7.5% 1/1/2027	35	34
Freddie Mac Gold Pool 7.5% 10/1/2027	7	6
Freddie Mac Gold Pool 7.5% 11/1/2029	308	321
Freddie Mac Gold Pool 7.5% 2/1/2028	17	16
Freddie Mac Gold Pool 7.5% 8/1/2026	5	4
Freddie Mac Gold Pool 7.5% 9/1/2031	557	587
Freddie Mac Gold Pool 8% 5/1/2027	12	11
Freddie Mac Gold Pool 8.5% 1/1/2028	35	35
Freddie Mac Gold Pool 8.5% 5/1/2027	10	9
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	3,880	3,914
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	653	666
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	2,796	2,858
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.902%, 7.343% 9/1/2037 (b)(c)	1,913	1,954
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	5,295	5,416
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	3,622	3,702
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	5,081	5,191
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	1,447	1,478
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	56	56
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (b)(c)	279	285
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.7%, 6.014% 3/1/2036 (b)(c)	29,952	30,081
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.597% 12/1/2035 (b)(c)	12,991	13,179
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.371% 1/1/2035 (b)(c)	427	433
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.452% 3/1/2035 (b)(c)	7,053	7,147
Freddie Mac Non Gold Pool 4.5% 9/1/2040	24,548	23,865
Freddie Mac Non Gold Pool 5% 8/1/2053	456,996	442,744
Freddie Mac Non Gold Pool 5% 9/1/2040	4,133	4,127
Freddie Mac Non Gold Pool 5.5% 8/1/2053	568,772	566,640
Freddie Mac Non Gold Pool 5.5% 8/1/2053	901,300	897,921
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 7.071% 4/1/2035 (b)(c)	3,910	3,942
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.96%, 8.46% 10/1/2035 (b)(c)	179	183
Freddie Mac Non Gold Pool 6% 6/1/2053	632,913	643,070
Freddie Mac Non Gold Pool 6% 6/1/2053	536,519	544,961
Freddie Mac Non Gold Pool 6% 6/1/2053	624,605	633,457
Freddie Mac Non Gold Pool 6% 7/1/2053	482,859	490,457
Freddie Mac Non Gold Pool 6% 7/1/2053	548,433	557,234
Freddie Mac Non Gold Pool 6% 9/1/2053	503,304	509,336
Ginnie Mae I Pool 2.5% 1/20/2052	722,429	596,639
Ginnie Mae I Pool 2.5% 12/20/2051	1,118,244	923,535
Ginnie Mae I Pool 2.5% 12/20/2051	580,999	479,835
Ginnie Mae I Pool 2.5% 8/20/2051	4,144,862	3,423,156
Ginnie Mae I Pool 2.5% 8/20/2051	1,081,660	894,335
Ginnie Mae I Pool 2.5% 9/20/2051	1,295,120	1,069,614
Ginnie Mae I Pool 2.5% 9/20/2051	1,074,605	887,494
Ginnie Mae I Pool 3% 1/15/2043	6,419	5,667
Ginnie Mae I Pool 3% 10/20/2042	377,779	337,288
Ginnie Mae I Pool 3% 12/20/2042	263,431	235,402
Ginnie Mae I Pool 3% 2/15/2045	8,171	7,166
Ginnie Mae I Pool 3% 2/15/2045	3,733	3,274
Ginnie Mae I Pool 3% 2/20/2046	6,414	5,635
Ginnie Mae I Pool 3% 3/15/2045	3,005	2,636
Ginnie Mae I Pool 3% 3/15/2045	3,297	2,892
Ginnie Mae I Pool 3% 3/15/2045	20,318	17,821
Ginnie Mae I Pool 3% 3/15/2045	9,944	8,721
Ginnie Mae I Pool 3% 3/15/2045	4,728	4,147
Ginnie Mae I Pool 3% 3/15/2045	9,489	8,323
Ginnie Mae I Pool 3% 3/15/2045	1,847	1,620
Ginnie Mae I Pool 3% 3/15/2045	7,693	6,747
Ginnie Mae I Pool 3% 3/15/2045	7,094	6,222
Ginnie Mae I Pool 3% 3/20/2043	176,538	157,775
Ginnie Mae I Pool 3% 3/20/2043	74,666	66,782
Ginnie Mae I Pool 3% 5/15/2045	5,143	4,511
Ginnie Mae I Pool 3% 6/15/2043	9,520	8,384
Ginnie Mae I Pool 3% 6/15/2043	8,458	7,496
Ginnie Mae I Pool 3% 6/15/2043	52,576	46,473
Ginnie Mae I Pool 3% 6/15/2045	5,280	4,631
Ginnie Mae I Pool 3% 7/15/2042	2,446	2,194
Ginnie Mae I Pool 3% 7/15/2043	15,354	13,577
Ginnie Mae I Pool 3% 7/15/2045	6,115	5,363
Ginnie Mae I Pool 3% 7/15/2045	2,553	2,239
Ginnie Mae I Pool 3% 7/15/2045	2,212	1,940
Ginnie Mae I Pool 3% 7/15/2045	12,552	11,009
Ginnie Mae I Pool 3% 7/15/2045	5,762	5,054
Ginnie Mae I Pool 3.5% 1/15/2041	2,191	2,010
Ginnie Mae I Pool 3.5% 1/15/2041	2,018	1,861
Ginnie Mae I Pool 3.5% 1/15/2041	14,819	13,645
Ginnie Mae I Pool 3.5% 1/15/2042	5,081	4,636
Ginnie Mae I Pool 3.5% 1/20/2050	22,019	19,706
Ginnie Mae I Pool 3.5% 1/20/2050	77,844	69,400
Ginnie Mae I Pool 3.5% 1/20/2050	39,727	35,666
Ginnie Mae I Pool 3.5% 1/20/2050	38,783	34,710
Ginnie Mae I Pool 3.5% 11/15/2041	14,997	13,724
Ginnie Mae I Pool 3.5% 11/15/2042	45,320	41,381
Ginnie Mae I Pool 3.5% 12/15/2040	2,314	2,126
Ginnie Mae I Pool 3.5% 12/20/2049	4,511	4,022
Ginnie Mae I Pool 3.5% 12/20/2049	1,043	930
Ginnie Mae I Pool 3.5% 12/20/2049	3,494	3,137
Ginnie Mae I Pool 3.5% 12/20/2049	9,912	8,871
Ginnie Mae I Pool 3.5% 2/15/2041	21,598	19,792
Ginnie Mae I Pool 3.5% 2/15/2042	9,759	8,921
Ginnie Mae I Pool 3.5% 2/15/2042	2,608	2,380
Ginnie Mae I Pool 3.5% 2/15/2042	12,033	11,017
Ginnie Mae I Pool 3.5% 2/15/2042	19,919	18,208
Ginnie Mae I Pool 3.5% 2/15/2043	7,252	6,613
Ginnie Mae I Pool 3.5% 2/15/2043	4,369	3,974
Ginnie Mae I Pool 3.5% 3/15/2042	3,738	3,427
Ginnie Mae I Pool 3.5% 3/15/2042	1,507	1,379
Ginnie Mae I Pool 3.5% 3/15/2043	21,257	19,314
Ginnie Mae I Pool 3.5% 4/15/2042	3,379	3,093
Ginnie Mae I Pool 3.5% 5/15/2042	35,777	32,758
Ginnie Mae I Pool 3.5% 5/15/2042	55,558	50,913
Ginnie Mae I Pool 3.5% 5/15/2042	8,445	7,722
Ginnie Mae I Pool 3.5% 5/15/2042	1,900	1,739
Ginnie Mae I Pool 3.5% 5/15/2042	15,036	13,722
Ginnie Mae I Pool 3.5% 5/15/2043	4,057	3,695
Ginnie Mae I Pool 3.5% 5/15/2043	3,006	2,738
Ginnie Mae I Pool 3.5% 5/15/2043	11,525	10,523
Ginnie Mae I Pool 3.5% 5/15/2043	8,049	7,330
Ginnie Mae I Pool 3.5% 6/15/2042	13,804	12,635
Ginnie Mae I Pool 3.5% 6/15/2043	4,290	3,917
Ginnie Mae I Pool 3.5% 6/15/2043	13,051	11,880
Ginnie Mae I Pool 3.5% 6/20/2042	67,770	62,296
Ginnie Mae I Pool 3.5% 7/15/2042	28,073	25,654
Ginnie Mae I Pool 3.5% 7/15/2043	31,275	28,389
Ginnie Mae I Pool 3.5% 8/15/2042	24,895	22,763
Ginnie Mae I Pool 3.5% 8/15/2042	1,173	1,071
Ginnie Mae I Pool 3.5% 8/15/2042	90,465	82,602
Ginnie Mae I Pool 3.5% 9/15/2041	3,518	3,231
Ginnie Mae I Pool 3.5% 9/15/2043	812	749
Ginnie Mae I Pool 4% 1/15/2025	4	4
Ginnie Mae I Pool 4% 1/15/2025	5	5
Ginnie Mae I Pool 4% 1/15/2041	31,767	30,105
Ginnie Mae I Pool 4% 1/15/2041	15,508	14,702
Ginnie Mae I Pool 4% 10/15/2040	5,186	4,923
Ginnie Mae I Pool 4% 10/15/2040	21,166	20,080
Ginnie Mae I Pool 4% 10/15/2041	43,728	41,365
Ginnie Mae I Pool 4% 10/15/2041	58,036	54,972
Ginnie Mae I Pool 4% 10/15/2041	31,264	29,628
Ginnie Mae I Pool 4% 10/15/2041	9,819	9,319
Ginnie Mae I Pool 4% 10/15/2041	6,953	6,583
Ginnie Mae I Pool 4% 10/15/2041	5,157	4,885
Ginnie Mae I Pool 4% 10/15/2041	5,190	4,919
Ginnie Mae I Pool 4% 10/15/2041	33,853	32,018
Ginnie Mae I Pool 4% 11/15/2040	2,481	2,352
Ginnie Mae I Pool 4% 11/15/2040	12,203	11,551
Ginnie Mae I Pool 4% 11/15/2040	7,899	7,486
Ginnie Mae I Pool 4% 11/15/2041	13,695	12,970
Ginnie Mae I Pool 4% 12/15/2040	1,049	996
Ginnie Mae I Pool 4% 12/15/2040	2,168	2,056
Ginnie Mae I Pool 4% 12/15/2041	7,701	7,292
Ginnie Mae I Pool 4% 12/15/2041	29,785	28,189
Ginnie Mae I Pool 4% 12/15/2041	16,455	15,570
Ginnie Mae I Pool 4% 12/15/2041	4,222	3,993
Ginnie Mae I Pool 4% 2/15/2041	5,512	5,231
Ginnie Mae I Pool 4% 3/15/2040	16,361	15,572
Ginnie Mae I Pool 4% 3/15/2041	6,402	6,074
Ginnie Mae I Pool 4% 3/15/2042	7,202	6,813
Ginnie Mae I Pool 4% 3/15/2044	2,063	1,952
Ginnie Mae I Pool 4% 3/20/2047	245,085	228,239
Ginnie Mae I Pool 4% 4/15/2040	8,666	8,235
Ginnie Mae I Pool 4% 4/15/2045	5,387	5,043
Ginnie Mae I Pool 4% 4/15/2046	184,157	172,423
Ginnie Mae I Pool 4% 4/20/2047	69,656	64,781
Ginnie Mae I Pool 4% 4/20/2047	71,709	66,691
Ginnie Mae I Pool 4% 4/20/2048	52,425	48,576
Ginnie Mae I Pool 4% 4/20/2048	57,259	53,055
Ginnie Mae I Pool 4% 5/15/2040	10,505	9,957
Ginnie Mae I Pool 4% 6/15/2039	25,133	23,901
Ginnie Mae I Pool 4% 6/15/2045	44,460	41,847
Ginnie Mae I Pool 4% 7/15/2040	6,152	5,848
Ginnie Mae I Pool 4% 7/15/2041	18,093	17,104
Ginnie Mae I Pool 4% 7/15/2041	3,795	3,594
Ginnie Mae I Pool 4% 8/15/2041	58,757	55,635
Ginnie Mae I Pool 4% 8/15/2041	5,760	5,458
Ginnie Mae I Pool 4% 9/15/2025	283	282
Ginnie Mae I Pool 4% 9/15/2040	2,706	2,567
Ginnie Mae I Pool 4% 9/15/2041	6,656	6,301
Ginnie Mae I Pool 4% 9/15/2041	5,300	5,022
Ginnie Mae I Pool 4% 9/15/2041	5,131	4,866
Ginnie Mae I Pool 4.5% 2/15/2039	3,304	3,212
Ginnie Mae I Pool 4.5% 2/15/2040	5,126	4,976
Ginnie Mae I Pool 4.5% 3/15/2041	1,136	1,102
Ginnie Mae I Pool 4.5% 3/15/2041	100,536	97,253
Ginnie Mae I Pool 4.5% 3/15/2041	75,942	73,661
Ginnie Mae I Pool 4.5% 3/15/2041	51,640	50,106
Ginnie Mae I Pool 4.5% 4/15/2041	10,378	10,051
Ginnie Mae I Pool 4.5% 4/20/2053	746,243	706,071
Ginnie Mae I Pool 4.5% 5/15/2039	1,672	1,625
Ginnie Mae I Pool 4.5% 5/15/2040	9,607	9,286
Ginnie Mae I Pool 4.5% 6/15/2040	2,316	2,250
Ginnie Mae I Pool 4.5% 6/15/2040	9,544	9,265
Ginnie Mae I Pool 4.5% 6/15/2040	31,659	30,718
Ginnie Mae I Pool 4.5% 6/15/2040	13,706	13,304
Ginnie Mae I Pool 4.5% 7/15/2040	1,092	1,057
Ginnie Mae I Pool 4.5% 7/15/2040	21,367	20,735
Ginnie Mae I Pool 4.5% 7/15/2040	8,445	8,190
Ginnie Mae I Pool 4.5% 7/15/2040	2,619	2,540
Ginnie Mae I Pool 4.5% 7/15/2040	11,572	11,228
Ginnie Mae I Pool 4.5% 7/20/2041	116,634	113,553
Ginnie Mae I Pool 4.5% 8/15/2039	17,362	16,868
Ginnie Mae I Pool 4.5% 8/15/2040	6,674	6,473
Ginnie Mae I Pool 4.5% 8/15/2040	1,325	1,290
Ginnie Mae I Pool 4.5% 9/15/2040	1,197	1,160
Ginnie Mae I Pool 5% 10/15/2039	2,206	2,190
Ginnie Mae I Pool 5% 10/15/2039	5,124	5,084
Ginnie Mae I Pool 5% 11/15/2039	9,065	8,988
Ginnie Mae I Pool 5% 11/15/2040	4,439	4,404
Ginnie Mae I Pool 5% 11/15/2040	1,751	1,734
Ginnie Mae I Pool 5% 12/15/2039	6,026	5,978
Ginnie Mae I Pool 5% 2/20/2041	2,550	2,548
Ginnie Mae I Pool 5% 3/15/2039	3,006	2,985
Ginnie Mae I Pool 5% 3/15/2044	13,954	13,847
Ginnie Mae I Pool 5% 4/15/2039	10,226	10,151
Ginnie Mae I Pool 5% 4/15/2039	2,693	2,675
Ginnie Mae I Pool 5% 4/15/2040	4,558	4,521
Ginnie Mae I Pool 5% 4/15/2041	841	833
Ginnie Mae I Pool 5% 4/20/2048	154,776	153,959
Ginnie Mae I Pool 5% 5/15/2039	11,799	11,703
Ginnie Mae I Pool 5% 5/15/2039	4,597	4,560
Ginnie Mae I Pool 5% 5/15/2040	5,069	5,028
Ginnie Mae I Pool 5% 5/15/2040	2,167	2,150
Ginnie Mae I Pool 5% 6/15/2040	6,754	6,701
Ginnie Mae I Pool 5% 6/15/2040	3,808	3,777
Ginnie Mae I Pool 5% 7/15/2040	22,923	22,719
Ginnie Mae I Pool 5% 7/15/2040	5,575	5,525
Ginnie Mae I Pool 5% 7/15/2040	4,086	4,050
Ginnie Mae I Pool 5% 7/15/2040	12,993	12,883
Ginnie Mae I Pool 5% 7/15/2040	24,763	24,568
Ginnie Mae I Pool 5% 7/15/2040	18,466	18,319
Ginnie Mae I Pool 5% 7/15/2040	14,058	13,946
Ginnie Mae I Pool 5% 7/15/2040	13,650	13,541
Ginnie Mae I Pool 5% 7/15/2040	12,906	12,809
Ginnie Mae I Pool 5% 7/15/2040	3,931	3,899
Ginnie Mae I Pool 5% 7/15/2040	5,383	5,339
Ginnie Mae I Pool 5% 7/15/2040	3,329	3,302
Ginnie Mae I Pool 5% 7/20/2041	2,035	2,033
Ginnie Mae I Pool 5% 8/15/2039	6,000	5,953
Ginnie Mae I Pool 5% 8/15/2039	8,038	7,978
Ginnie Mae I Pool 5% 8/15/2039	13,062	12,963
Ginnie Mae I Pool 5% 8/15/2039	4,954	4,916
Ginnie Mae I Pool 5% 8/15/2039	1,441	1,431
Ginnie Mae I Pool 5% 8/15/2040	9,516	9,440
Ginnie Mae I Pool 5% 8/15/2040	7,855	7,790
Ginnie Mae I Pool 5% 9/15/2039	18,813	18,674
Ginnie Mae I Pool 5% 9/15/2039	6,348	6,295
Ginnie Mae I Pool 5% 9/15/2039	6,650	6,595
Ginnie Mae I Pool 5% 9/15/2039	18,023	17,892
Ginnie Mae I Pool 5% 9/15/2039	3,879	3,849
Ginnie Mae I Pool 5% 9/15/2040	3,487	3,459
Ginnie Mae I Pool 5% 9/15/2040	5,819	5,773
Ginnie Mae I Pool 5% 9/15/2041	72,594	72,037
Ginnie Mae I Pool 5.5% 1/15/2038	1,146	1,153
Ginnie Mae I Pool 5.5% 10/15/2035	12,917	12,995
Ginnie Mae I Pool 5.5% 10/15/2038	405	407
Ginnie Mae I Pool 5.5% 11/15/2038	1,839	1,850
Ginnie Mae I Pool 5.5% 11/15/2038	4,355	4,381
Ginnie Mae I Pool 5.5% 11/15/2038	247	249
Ginnie Mae I Pool 5.5% 12/15/2038	11,058	11,126
Ginnie Mae I Pool 5.5% 12/20/2041	4,358	4,424
Ginnie Mae I Pool 5.5% 2/15/2038	917	922
Ginnie Mae I Pool 5.5% 2/15/2039	7,671	7,717
Ginnie Mae I Pool 5.5% 2/15/2039	1,864	1,875
Ginnie Mae I Pool 5.5% 3/15/2039	25,682	25,837
Ginnie Mae I Pool 5.5% 3/15/2039	5,582	5,615
Ginnie Mae I Pool 5.5% 4/15/2039	8,102	8,150
Ginnie Mae I Pool 5.5% 4/15/2041	906	911
Ginnie Mae I Pool 5.5% 5/15/2039	4,132	4,156
Ginnie Mae I Pool 5.5% 5/15/2039	10,869	10,934
Ginnie Mae I Pool 5.5% 5/20/2045	12,091	12,285
Ginnie Mae I Pool 5.5% 6/15/2038	212	213
Ginnie Mae I Pool 5.5% 6/15/2038	1,317	1,325
Ginnie Mae I Pool 5.5% 8/15/2039	3,525	3,546
Ginnie Mae I Pool 5.5% 9/15/2034	440	442
Ginnie Mae I Pool 5.5% 9/15/2038	687	691
Ginnie Mae I Pool 5.5% 9/15/2039	15,721	15,813
Ginnie Mae I Pool 6% 1/15/2038	2,354	2,408
Ginnie Mae I Pool 6% 1/15/2038	522	535
Ginnie Mae I Pool 6% 10/15/2039	943	967
Ginnie Mae I Pool 6% 11/15/2034	9,045	9,228
Ginnie Mae I Pool 6% 11/15/2039	2,691	2,761
Ginnie Mae I Pool 6% 11/15/2039	1,026	1,052
Ginnie Mae I Pool 6% 11/15/2039	2,718	2,785
Ginnie Mae I Pool 6% 12/15/2040	2,550	2,613
Ginnie Mae I Pool 6% 6/15/2036	17,546	17,934
Ginnie Mae I Pool 6% 8/15/2037	529	542
Ginnie Mae I Pool 6.5% 1/15/2039	7,334	7,549
Ginnie Mae I Pool 6.5% 11/15/2035	1,035	1,061
Ginnie Mae I Pool 6.5% 2/15/2038	1,627	1,674
Ginnie Mae I Pool 6.5% 4/15/2035	1,348	1,381
Ginnie Mae I Pool 6.5% 9/15/2035	3,068	3,139
Ginnie Mae I Pool 7% 1/15/2028	227	230
Ginnie Mae I Pool 7% 10/15/2031	860	879
Ginnie Mae I Pool 7% 12/15/2028	64	65
Ginnie Mae I Pool 7% 12/15/2030	1,332	1,360
Ginnie Mae I Pool 7% 2/15/2028	1,247	1,258
Ginnie Mae I Pool 7% 2/15/2032	89	91
Ginnie Mae I Pool 7% 2/15/2032	2,901	2,966
Ginnie Mae I Pool 7% 3/15/2028	68	69
Ginnie Mae I Pool 7% 3/15/2029	407	414
Ginnie Mae I Pool 7% 3/15/2032	1,566	1,597
Ginnie Mae I Pool 7% 3/15/2032	1,508	1,537
Ginnie Mae I Pool 7% 4/15/2028	138	140
Ginnie Mae I Pool 7% 4/15/2029	196	199
Ginnie Mae I Pool 7% 4/15/2029	486	494
Ginnie Mae I Pool 7% 4/15/2031	257	262
Ginnie Mae I Pool 7% 4/15/2032	301	307
Ginnie Mae I Pool 7% 4/15/2032	440	450
Ginnie Mae I Pool 7% 4/15/2032	3,889	3,983
Ginnie Mae I Pool 7% 5/15/2029	420	427
Ginnie Mae I Pool 7% 6/15/2028	164	167
Ginnie Mae I Pool 7% 6/15/2028	735	740
Ginnie Mae I Pool 7% 6/15/2032	34	35
Ginnie Mae I Pool 7% 6/15/2032	1,140	1,167
Ginnie Mae I Pool 7% 6/15/2032	31	32
Ginnie Mae I Pool 7% 6/15/2032	425	434
Ginnie Mae I Pool 7% 7/15/2028	264	266
Ginnie Mae I Pool 7% 7/15/2031	163	167
Ginnie Mae I Pool 7% 7/15/2031	632	646
Ginnie Mae I Pool 7% 7/15/2031	284	290
Ginnie Mae I Pool 7% 7/15/2032	147	151
Ginnie Mae I Pool 7% 7/15/2032	451	459
Ginnie Mae I Pool 7% 8/15/2031	46	47
Ginnie Mae I Pool 7% 8/15/2031	390	399
Ginnie Mae I Pool 7% 8/15/2031	657	666
Ginnie Mae I Pool 7% 9/15/2031	584	595
Ginnie Mae I Pool 7.5% 10/15/2027	50	51
Ginnie Mae I Pool 7.5% 10/15/2027	82	83
Ginnie Mae I Pool 7.5% 10/15/2028	842	862
Ginnie Mae I Pool 7.5% 12/15/2025	5	5
Ginnie Mae I Pool 7.5% 12/15/2027	174	178
Ginnie Mae I Pool 7.5% 2/15/2027	56	56
Ginnie Mae I Pool 7.5% 3/15/2028	568	580
Ginnie Mae I Pool 7.5% 4/15/2027	249	252
Ginnie Mae I Pool 7.5% 4/15/2027	192	196
Ginnie Mae I Pool 7.5% 4/15/2027	40	41
Ginnie Mae I Pool 7.5% 4/15/2027	21	21
Ginnie Mae I Pool 7.5% 4/15/2027	20	20
Ginnie Mae I Pool 7.5% 4/15/2027	88	89
Ginnie Mae I Pool 7.5% 4/15/2027	26	26
Ginnie Mae I Pool 7.5% 5/15/2027	28	28
Ginnie Mae I Pool 7.5% 6/15/2027	22	23
Ginnie Mae I Pool 7.5% 6/15/2027	80	81
Ginnie Mae I Pool 7.5% 7/15/2027	172	173
Ginnie Mae I Pool 7.5% 8/15/2028	114	116
Ginnie Mae I Pool 8% 3/15/2030	270	277
Ginnie Mae I Pool 8% 5/15/2030	138	142
Ginnie Mae I Pool 8% 9/15/2030	276	283
Ginnie Mae II Pool 1.5% 12/20/2051	47,616	36,372
Ginnie Mae II Pool 1.5% 3/20/2051	22,127	16,930
Ginnie Mae II Pool 1.5% 4/20/2051	66,933	51,211
Ginnie Mae II Pool 1.5% 5/20/2051	129,330	98,951
Ginnie Mae II Pool 2% 1/1/2055 (l)	51,350,000	41,011,027
Ginnie Mae II Pool 2% 1/20/2051	518,161	414,169
Ginnie Mae II Pool 2% 11/20/2050	1,330,435	1,063,840
Ginnie Mae II Pool 2% 2/1/2055 (l)	12,400,000	9,906,734
Ginnie Mae II Pool 2% 2/20/2051	658,537	526,578
Ginnie Mae II Pool 2% 2/20/2052	2,949,999	2,357,029
Ginnie Mae II Pool 2% 4/20/2052	874,933	699,066
Ginnie Mae II Pool 2% 5/20/2052	7,374,265	5,890,837
Ginnie Mae II Pool 2% 9/20/2051	503,726	402,789
Ginnie Mae II Pool 2.5% 1/1/2055 (l)	4,475,000	3,731,706
Ginnie Mae II Pool 2.5% 1/20/2047	34,184	28,895
Ginnie Mae II Pool 2.5% 1/20/2051	663,150	554,521
Ginnie Mae II Pool 2.5% 10/20/2043	6,261	5,433
Ginnie Mae II Pool 2.5% 10/20/2050	1,610,841	1,348,482
Ginnie Mae II Pool 2.5% 10/20/2051	204,728	170,872
Ginnie Mae II Pool 2.5% 11/20/2046	20,083	16,975
Ginnie Mae II Pool 2.5% 11/20/2050	52,406	43,838
Ginnie Mae II Pool 2.5% 11/20/2051	442,319	369,035
Ginnie Mae II Pool 2.5% 12/20/2046	14,348	12,127
Ginnie Mae II Pool 2.5% 12/20/2047	8,388	7,082
Ginnie Mae II Pool 2.5% 12/20/2049	6,775	5,674
Ginnie Mae II Pool 2.5% 12/20/2050	901,504	754,111
Ginnie Mae II Pool 2.5% 12/20/2051	1,546,788	1,290,995
Ginnie Mae II Pool 2.5% 2/20/2047	15,773	13,332
Ginnie Mae II Pool 2.5% 2/20/2050	599,751	502,069
Ginnie Mae II Pool 2.5% 2/20/2051	123,717	103,335
Ginnie Mae II Pool 2.5% 3/20/2050	504,314	422,176
Ginnie Mae II Pool 2.5% 3/20/2051	214,918	179,511
Ginnie Mae II Pool 2.5% 4/20/2045	5,107	4,381
Ginnie Mae II Pool 2.5% 4/20/2050	406,465	340,264
Ginnie Mae II Pool 2.5% 5/20/2050	2,184,716	1,828,890
Ginnie Mae II Pool 2.5% 6/20/2050	257,033	215,170
Ginnie Mae II Pool 2.5% 7/20/2043	24,257	21,021
Ginnie Mae II Pool 2.5% 7/20/2046	9,752	8,338
Ginnie Mae II Pool 2.5% 7/20/2050	776,906	650,370
Ginnie Mae II Pool 2.5% 8/20/2050	412,769	345,541
Ginnie Mae II Pool 2.5% 9/20/2046	14,693	12,419
Ginnie Mae II Pool 2.5% 9/20/2049	138,527	116,008
Ginnie Mae II Pool 2.5% 9/20/2050	1,408,832	1,179,374
Ginnie Mae II Pool 3% 1/1/2055 (l)	20,750,000	17,974,571
Ginnie Mae II Pool 3% 1/20/2044	14,962	13,318
Ginnie Mae II Pool 3% 1/20/2045	25,609	22,626
Ginnie Mae II Pool 3% 1/20/2047	208,684	183,259
Ginnie Mae II Pool 3% 1/20/2048	125,724	110,013
Ginnie Mae II Pool 3% 1/20/2051	16,898	14,719
Ginnie Mae II Pool 3% 10/20/2045	23,687	20,816
Ginnie Mae II Pool 3% 10/20/2046	77,525	68,080
Ginnie Mae II Pool 3% 10/20/2047	91,449	80,079
Ginnie Mae II Pool 3% 10/20/2049	145,269	126,526
Ginnie Mae II Pool 3% 11/20/2046	719,313	631,675
Ginnie Mae II Pool 3% 11/20/2047	66,899	58,581
Ginnie Mae II Pool 3% 12/20/2044	8,132	7,191
Ginnie Mae II Pool 3% 12/20/2045	141,567	124,364
Ginnie Mae II Pool 3% 12/20/2046	169,851	149,157
Ginnie Mae II Pool 3% 12/20/2047	262,634	229,815
Ginnie Mae II Pool 3% 2/1/2055 (l)	7,350,000	6,367,183
Ginnie Mae II Pool 3% 2/20/2044	23,007	20,456
Ginnie Mae II Pool 3% 2/20/2045	189,373	166,419
Ginnie Mae II Pool 3% 2/20/2046	833,231	731,974
Ginnie Mae II Pool 3% 2/20/2047	188,783	165,546
Ginnie Mae II Pool 3% 2/20/2048	27,802	24,328
Ginnie Mae II Pool 3% 2/20/2051	955,159	831,698
Ginnie Mae II Pool 3% 3/20/2043	15,715	14,013
Ginnie Mae II Pool 3% 3/20/2045	2,848	2,503
Ginnie Mae II Pool 3% 3/20/2046	22,906	20,122
Ginnie Mae II Pool 3% 3/20/2047	9,727	8,530
Ginnie Mae II Pool 3% 3/20/2048	30,849	26,994
Ginnie Mae II Pool 3% 3/20/2051	164,996	143,669
Ginnie Mae II Pool 3% 4/20/2043	92,915	82,795
Ginnie Mae II Pool 3% 4/20/2047	62,344	54,671
Ginnie Mae II Pool 3% 4/20/2048	25,445	22,265
Ginnie Mae II Pool 3% 4/20/2049	33,567	29,393
Ginnie Mae II Pool 3% 4/20/2051	248,850	216,374
Ginnie Mae II Pool 3% 5/20/2045	80,224	70,500
Ginnie Mae II Pool 3% 5/20/2047	30,719	26,938
Ginnie Mae II Pool 3% 5/20/2051	304,444	264,712
Ginnie Mae II Pool 3% 6/20/2045	114,067	100,241
Ginnie Mae II Pool 3% 6/20/2046	86,554	76,035
Ginnie Mae II Pool 3% 6/20/2051	792,441	688,526
Ginnie Mae II Pool 3% 7/20/2042	52,743	47,107
Ginnie Mae II Pool 3% 7/20/2044	19,042	16,878
Ginnie Mae II Pool 3% 7/20/2045	108,326	95,196
Ginnie Mae II Pool 3% 7/20/2046	374,017	328,566
Ginnie Mae II Pool 3% 7/20/2049	315,608	275,084
Ginnie Mae II Pool 3% 8/20/2042	636,964	568,967
Ginnie Mae II Pool 3% 8/20/2043	5,605	4,988
Ginnie Mae II Pool 3% 8/20/2044	11,219	9,966
Ginnie Mae II Pool 3% 8/20/2045	24,607	21,624
Ginnie Mae II Pool 3% 8/20/2046	912,992	802,042
Ginnie Mae II Pool 3% 8/20/2047	28,642	25,080
Ginnie Mae II Pool 3% 8/20/2049	6,230	5,430
Ginnie Mae II Pool 3% 9/20/2043	110,203	97,985
Ginnie Mae II Pool 3% 9/20/2046	225,204	197,766
Ginnie Mae II Pool 3% 9/20/2047	189,394	165,845
Ginnie Mae II Pool 3% 9/20/2049	163,093	142,051
Ginnie Mae II Pool 3.5% 1/1/2055 (l)	11,550,000	10,313,725
Ginnie Mae II Pool 3.5% 1/20/2045	104,585	95,342
Ginnie Mae II Pool 3.5% 1/20/2046	120,518	109,253
Ginnie Mae II Pool 3.5% 1/20/2048	242,778	219,328
Ginnie Mae II Pool 3.5% 1/20/2050	868,578	781,154
Ginnie Mae II Pool 3.5% 10/20/2045	105,506	95,678
Ginnie Mae II Pool 3.5% 10/20/2046	48,430	43,874
Ginnie Mae II Pool 3.5% 10/20/2047	62,852	56,820
Ginnie Mae II Pool 3.5% 10/20/2048	83,879	75,646
Ginnie Mae II Pool 3.5% 11/20/2042	249,233	228,810
Ginnie Mae II Pool 3.5% 11/20/2045	82,310	74,617
Ginnie Mae II Pool 3.5% 11/20/2047	218,881	197,876
Ginnie Mae II Pool 3.5% 12/20/2040	22,187	20,490
Ginnie Mae II Pool 3.5% 12/20/2041	84,728	78,023
Ginnie Mae II Pool 3.5% 12/20/2042	123,615	113,485
Ginnie Mae II Pool 3.5% 12/20/2043	9,941	9,093
Ginnie Mae II Pool 3.5% 12/20/2045	30,851	27,967
Ginnie Mae II Pool 3.5% 12/20/2047	45,500	41,105
Ginnie Mae II Pool 3.5% 12/20/2048	3,591	3,240
Ginnie Mae II Pool 3.5% 12/20/2049	353,160	317,614
Ginnie Mae II Pool 3.5% 12/20/2050	11,101	9,981
Ginnie Mae II Pool 3.5% 2/1/2055 (l)	5,675,000	5,068,453
Ginnie Mae II Pool 3.5% 2/20/2043	155,016	142,202
Ginnie Mae II Pool 3.5% 2/20/2044	9,595	8,774
Ginnie Mae II Pool 3.5% 2/20/2045	67,116	60,864
Ginnie Mae II Pool 3.5% 2/20/2046	559,841	507,515
Ginnie Mae II Pool 3.5% 2/20/2051	248,141	223,087
Ginnie Mae II Pool 3.5% 3/20/2043	127,840	117,275
Ginnie Mae II Pool 3.5% 3/20/2046	148,141	134,295
Ginnie Mae II Pool 3.5% 3/20/2048	13,301	12,017
Ginnie Mae II Pool 3.5% 3/20/2049	776,689	699,727
Ginnie Mae II Pool 3.5% 3/20/2050	410,191	368,905
Ginnie Mae II Pool 3.5% 4/20/2042	82,681	76,061
Ginnie Mae II Pool 3.5% 4/20/2043	236,916	217,286
Ginnie Mae II Pool 3.5% 4/20/2045	71,612	64,941
Ginnie Mae II Pool 3.5% 4/20/2046	485,159	439,662
Ginnie Mae II Pool 3.5% 4/20/2047	11,137	10,079
Ginnie Mae II Pool 3.5% 4/20/2049	158,896	143,151
Ginnie Mae II Pool 3.5% 5/20/2042	240,164	220,823
Ginnie Mae II Pool 3.5% 5/20/2043	198,267	181,010
Ginnie Mae II Pool 3.5% 5/20/2045	17,113	15,519
Ginnie Mae II Pool 3.5% 5/20/2046	106,524	96,534
Ginnie Mae II Pool 3.5% 5/20/2047	871,969	788,835
Ginnie Mae II Pool 3.5% 5/20/2048	141,165	127,530
Ginnie Mae II Pool 3.5% 5/20/2051	187,981	169,002
Ginnie Mae II Pool 3.5% 6/20/2043	9,659	8,854
Ginnie Mae II Pool 3.5% 6/20/2045	93,947	85,195
Ginnie Mae II Pool 3.5% 6/20/2046	272,139	246,618
Ginnie Mae II Pool 3.5% 6/20/2047	66,983	60,597
Ginnie Mae II Pool 3.5% 6/20/2051	16,882	15,178
Ginnie Mae II Pool 3.5% 7/20/2042	88,336	81,182
Ginnie Mae II Pool 3.5% 7/20/2043	56,105	51,394
Ginnie Mae II Pool 3.5% 7/20/2045	236,576	214,538
Ginnie Mae II Pool 3.5% 7/20/2046	175,511	159,052
Ginnie Mae II Pool 3.5% 7/20/2047	190,455	172,178
Ginnie Mae II Pool 3.5% 8/20/2042	30,332	27,869
Ginnie Mae II Pool 3.5% 8/20/2043	11,986	10,978
Ginnie Mae II Pool 3.5% 8/20/2045	145,768	132,190
Ginnie Mae II Pool 3.5% 8/20/2046	96,288	87,258
Ginnie Mae II Pool 3.5% 8/20/2047	311,554	281,656
Ginnie Mae II Pool 3.5% 8/20/2048	124,070	111,970
Ginnie Mae II Pool 3.5% 8/20/2049	22,460	20,214
Ginnie Mae II Pool 3.5% 9/20/2043	276,037	252,756
Ginnie Mae II Pool 3.5% 9/20/2045	8,193	7,429
Ginnie Mae II Pool 3.5% 9/20/2046	66,325	60,105
Ginnie Mae II Pool 3.5% 9/20/2047	24,062	21,753
Ginnie Mae II Pool 3.5% 9/20/2048	22,375	20,214
Ginnie Mae II Pool 4% 1/20/2041	154,038	145,619
Ginnie Mae II Pool 4% 1/20/2042	248,508	234,429
Ginnie Mae II Pool 4% 1/20/2046	31,598	29,455
Ginnie Mae II Pool 4% 10/20/2040	83,719	79,167
Ginnie Mae II Pool 4% 10/20/2044	26,523	24,886
Ginnie Mae II Pool 4% 10/20/2045	72,358	67,566
Ginnie Mae II Pool 4% 10/20/2048	274,775	255,460
Ginnie Mae II Pool 4% 11/20/2039	3,152	2,985
Ginnie Mae II Pool 4% 11/20/2040	208,213	196,861
Ginnie Mae II Pool 4% 11/20/2044	55,252	51,835
Ginnie Mae II Pool 4% 11/20/2045	30,817	28,776
Ginnie Mae II Pool 4% 12/20/2041	18,721	17,664
Ginnie Mae II Pool 4% 12/20/2045	60,651	56,539
Ginnie Mae II Pool 4% 12/20/2054	4,900,000	4,509,621
Ginnie Mae II Pool 4% 2/20/2041	11,239	10,622
Ginnie Mae II Pool 4% 2/20/2044	2,751	2,584
Ginnie Mae II Pool 4% 2/20/2046	58,438	54,477
Ginnie Mae II Pool 4% 3/20/2045	188,162	176,550
Ginnie Mae II Pool 4% 3/20/2046	54,937	51,213
Ginnie Mae II Pool 4% 3/20/2047	37,274	34,712
Ginnie Mae II Pool 4% 4/20/2045	144,867	135,868
Ginnie Mae II Pool 4% 4/20/2046	79,399	74,016
Ginnie Mae II Pool 4% 4/20/2047	368,743	343,398
Ginnie Mae II Pool 4% 5/20/2046	208,266	194,147
Ginnie Mae II Pool 4% 6/20/2045	23,708	22,138
Ginnie Mae II Pool 4% 7/20/2043	33,219	31,288
Ginnie Mae II Pool 4% 7/20/2045	99,141	92,575
Ginnie Mae II Pool 4% 8/20/2040	3,694	3,495
Ginnie Mae II Pool 4% 8/20/2041	62,900	59,370
Ginnie Mae II Pool 4% 8/20/2043	8,803	8,277
Ginnie Mae II Pool 4% 8/20/2044	3,576	3,357
Ginnie Mae II Pool 4% 8/20/2045	186,432	174,085
Ginnie Mae II Pool 4% 9/20/2040	60,484	57,191
Ginnie Mae II Pool 4% 9/20/2041	202,085	190,714
Ginnie Mae II Pool 4% 9/20/2044	23,449	22,008
Ginnie Mae II Pool 4% 9/20/2045	35,248	32,913
Ginnie Mae II Pool 4% 9/20/2046	14,111	13,154
Ginnie Mae II Pool 4.5% 1/20/2041	11,391	11,097
Ginnie Mae II Pool 4.5% 1/20/2042	2,209	2,151
Ginnie Mae II Pool 4.5% 1/20/2045	5,446	5,262
Ginnie Mae II Pool 4.5% 1/20/2046	14,162	13,683
Ginnie Mae II Pool 4.5% 1/20/2047	60,964	58,844
Ginnie Mae II Pool 4.5% 1/20/2050	21,938	20,928
Ginnie Mae II Pool 4.5% 10/20/2047	45,012	43,236
Ginnie Mae II Pool 4.5% 10/20/2048	82,746	79,016
Ginnie Mae II Pool 4.5% 10/20/2049	39,915	38,116
Ginnie Mae II Pool 4.5% 11/20/2033	748	735
Ginnie Mae II Pool 4.5% 11/20/2040	35,765	34,844
Ginnie Mae II Pool 4.5% 11/20/2044	5,651	5,460
Ginnie Mae II Pool 4.5% 11/20/2048	72,466	69,154
Ginnie Mae II Pool 4.5% 11/20/2054	4,299,761	4,063,595
Ginnie Mae II Pool 4.5% 12/20/2050	26,569	25,346
Ginnie Mae II Pool 4.5% 2/20/2041	14,624	14,244
Ginnie Mae II Pool 4.5% 2/20/2046	33,738	32,597
Ginnie Mae II Pool 4.5% 2/20/2050	45,942	43,842
Ginnie Mae II Pool 4.5% 3/20/2034	832	818
Ginnie Mae II Pool 4.5% 3/20/2041	36,747	35,793
Ginnie Mae II Pool 4.5% 3/20/2045	14,985	14,478
Ginnie Mae II Pool 4.5% 3/20/2046	2,963	2,862
Ginnie Mae II Pool 4.5% 3/20/2047	77,817	75,038
Ginnie Mae II Pool 4.5% 3/20/2050	64,013	61,067
Ginnie Mae II Pool 4.5% 4/20/2041	3,223	3,139
Ginnie Mae II Pool 4.5% 4/20/2045	19,319	18,765
Ginnie Mae II Pool 4.5% 4/20/2046	7,154	6,912
Ginnie Mae II Pool 4.5% 4/20/2047	36,339	34,996
Ginnie Mae II Pool 4.5% 4/20/2050	44,340	42,285
Ginnie Mae II Pool 4.5% 5/20/2034	1,001	985
Ginnie Mae II Pool 4.5% 5/20/2040	37,105	36,171
Ginnie Mae II Pool 4.5% 5/20/2041	323,077	314,629
Ginnie Mae II Pool 4.5% 5/20/2044	2,887	2,789
Ginnie Mae II Pool 4.5% 5/20/2045	10,039	9,700
Ginnie Mae II Pool 4.5% 5/20/2046	5,115	4,942
Ginnie Mae II Pool 4.5% 5/20/2049	77,076	73,529
Ginnie Mae II Pool 4.5% 5/20/2051	91,802	87,721
Ginnie Mae II Pool 4.5% 6/20/2045	66,423	64,176
Ginnie Mae II Pool 4.5% 6/20/2046	24,034	23,221
Ginnie Mae II Pool 4.5% 7/20/2040	16,439	16,021
Ginnie Mae II Pool 4.5% 7/20/2042	1,753	1,707
Ginnie Mae II Pool 4.5% 7/20/2045	2,216	2,141
Ginnie Mae II Pool 4.5% 7/20/2046	13,763	13,297
Ginnie Mae II Pool 4.5% 7/20/2049	10,839	10,340
Ginnie Mae II Pool 4.5% 8/20/2041	5,091	4,956
Ginnie Mae II Pool 4.5% 8/20/2046	37,375	36,111
Ginnie Mae II Pool 4.5% 8/20/2048	567,684	542,092
Ginnie Mae II Pool 4.5% 9/20/2040	74,951	73,033
Ginnie Mae II Pool 4.5% 9/20/2042	1,998	1,944
Ginnie Mae II Pool 4.5% 9/20/2046	20,769	20,191
Ginnie Mae II Pool 4.5% 9/20/2047	56,122	53,908
Ginnie Mae II Pool 4.5% 9/20/2049	21,690	20,699
Ginnie Mae II Pool 5% 1/1/2055 (l)	10,700,000	10,377,704
Ginnie Mae II Pool 5% 1/20/2039	1,042	1,042
Ginnie Mae II Pool 5% 1/20/2047	12,746	12,738
Ginnie Mae II Pool 5% 1/20/2049	15,833	15,556
Ginnie Mae II Pool 5% 10/20/2039	23,981	23,968
Ginnie Mae II Pool 5% 10/20/2046	2,566	2,564
Ginnie Mae II Pool 5% 10/20/2047	4,196	4,174
Ginnie Mae II Pool 5% 11/20/2044	9,956	9,944
Ginnie Mae II Pool 5% 11/20/2047	14,445	14,369
Ginnie Mae II Pool 5% 11/20/2048	25,047	24,617
Ginnie Mae II Pool 5% 12/20/2044	4,077	4,073
Ginnie Mae II Pool 5% 12/20/2047	15,477	15,381
Ginnie Mae II Pool 5% 12/20/2054	875,000	848,984
Ginnie Mae II Pool 5% 2/20/2045	7,378	7,370
Ginnie Mae II Pool 5% 2/20/2048	3,296	3,268
Ginnie Mae II Pool 5% 2/20/2049	16,795	16,507
Ginnie Mae II Pool 5% 3/20/2044	9,441	9,432
Ginnie Mae II Pool 5% 3/20/2046	4,828	4,822
Ginnie Mae II Pool 5% 3/20/2048	32,413	32,160
Ginnie Mae II Pool 5% 3/20/2049	11,951	11,746
Ginnie Mae II Pool 5% 4/20/2040	2,192	2,190
Ginnie Mae II Pool 5% 4/20/2044	7,285	7,277
Ginnie Mae II Pool 5% 4/20/2046	2,651	2,649
Ginnie Mae II Pool 5% 4/20/2047	10,248	10,231
Ginnie Mae II Pool 5% 4/20/2048	45,221	44,756
Ginnie Mae II Pool 5% 4/20/2049	5,939	5,837
Ginnie Mae II Pool 5% 5/20/2044	17,909	17,893
Ginnie Mae II Pool 5% 5/20/2046	3,947	3,943
Ginnie Mae II Pool 5% 5/20/2047	5,312	5,284
Ginnie Mae II Pool 5% 5/20/2048	8,799	8,687
Ginnie Mae II Pool 5% 6/20/2040	8,100	8,093
Ginnie Mae II Pool 5% 6/20/2045	3,718	3,713
Ginnie Mae II Pool 5% 6/20/2048	46,599	45,945
Ginnie Mae II Pool 5% 7/20/2040	4,254	4,251
Ginnie Mae II Pool 5% 7/20/2045	4,449	4,443
Ginnie Mae II Pool 5% 7/20/2048	87,771	86,375
Ginnie Mae II Pool 5% 8/20/2040	6,572	6,567
Ginnie Mae II Pool 5% 8/20/2046	10,278	10,267
Ginnie Mae II Pool 5% 9/20/2045	3,501	3,496
Ginnie Mae II Pool 5% 9/20/2048	48,587	47,814
Ginnie Mae II Pool 5.5% 1/1/2055 (l)	14,400,000	14,271,103
Ginnie Mae II Pool 5.5% 1/20/2033	6,788	6,874
Ginnie Mae II Pool 5.5% 11/20/2033	708	717
Ginnie Mae II Pool 5.5% 11/20/2046	5,705	5,795
Ginnie Mae II Pool 5.5% 12/20/2032	932	944
Ginnie Mae II Pool 5.5% 12/20/2043	1,684	1,710
Ginnie Mae II Pool 5.5% 12/20/2048	4,618	4,687
Ginnie Mae II Pool 5.5% 2/20/2033	3,672	3,718
Ginnie Mae II Pool 5.5% 3/20/2045	2,129	2,163
Ginnie Mae II Pool 5.5% 4/20/2045	9,329	9,477
Ginnie Mae II Pool 5.5% 5/20/2044	2,238	2,273
Ginnie Mae II Pool 5.5% 5/20/2046	3,107	3,154
Ginnie Mae II Pool 5.5% 6/20/2033	800	809
Ginnie Mae II Pool 5.5% 6/20/2045	4,100	4,166
Ginnie Mae II Pool 5.5% 7/20/2038	4,751	4,824
Ginnie Mae II Pool 5.5% 7/20/2048	9,774	9,952
Ginnie Mae II Pool 5.5% 8/20/2044	2,920	2,967
Ginnie Mae II Pool 5.5% 9/20/2048	9,481	9,653
Ginnie Mae II Pool 6% 1/1/2055 (l)	34,500,000	34,712,931
Ginnie Mae II Pool 6% 1/20/2037	528	541
Ginnie Mae II Pool 6% 10/20/2035	2,195	2,251
Ginnie Mae II Pool 6% 10/20/2037	3,721	3,824
Ginnie Mae II Pool 6% 11/20/2037	13,352	13,723
Ginnie Mae II Pool 6% 12/20/2036	1,676	1,721
Ginnie Mae II Pool 6% 12/20/2037	4,417	4,541
Ginnie Mae II Pool 6% 12/20/2054 (l)	1,000,000	1,007,581
Ginnie Mae II Pool 6% 2/1/2055 (l)	15,525,000	15,597,773
Ginnie Mae II Pool 6% 4/20/2037	886	910
Ginnie Mae II Pool 6% 5/20/2034	1,162	1,190
Ginnie Mae II Pool 6% 7/20/2036	2,615	2,684
Ginnie Mae II Pool 6% 9/20/2037	3,746	3,850
Ginnie Mae II Pool 6% 9/20/2038	605	621
Ginnie Mae II Pool 6.5% 1/1/2055 (l)	6,700,000	6,811,492
Ginnie Mae II Pool 6.5% 2/1/2055 (l)	1,950,000	1,980,012
Ginnie Mae II Pool 6.5% 3/20/2038	4,073	4,224
Ginnie Mae II Pool 6.5% 8/20/2036	1,628	1,685
Uniform Mortgage Backed Securities 2% 1/1/2055 (l)	105,600,000	82,037,989
Uniform Mortgage Backed Securities 2% 2/1/2055 (l)	18,375,000	14,282,972
Uniform Mortgage Backed Securities 3% 1/1/2040 (l)	1,600,000	1,489,250
Uniform Mortgage Backed Securities 3% 1/1/2055 (l)	6,050,000	5,132,101
Uniform Mortgage Backed Securities 3.5% 1/1/2055 (l)	10,000,000	8,835,936
Uniform Mortgage Backed Securities 4.5% 1/1/2055 (l)	850,000	798,867
Uniform Mortgage Backed Securities 5% 1/1/2040 (l)	1,900,000	1,889,906
Uniform Mortgage Backed Securities 5% 1/1/2055 (l)	5,200,000	5,014,953
Uniform Mortgage Backed Securities 5.5% 1/1/2055 (l)	9,200,000	9,073,140
Uniform Mortgage Backed Securities 6% 1/1/2055 (l)	3,200,000	3,214,250
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (l)	10,900,000	11,129,070
TOTAL UNITED STATES		700,097,136
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $722,278,494)		700,097,136

U.S. Treasury Obligations - 47.2%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.16	15,985,600	9,614,227
US Treasury Bonds 1.75% 8/15/2041	3.21	23,171,800	15,004,511
US Treasury Bonds 1.875% 11/15/2051	3.02	14,846,000	8,188,190
US Treasury Bonds 2% 8/15/2051	3.03	27,127,600	15,500,976
US Treasury Bonds 2.25% 2/15/2052	3.00	11,359,700	6,886,707
US Treasury Bonds 2.375% 11/15/2049	3.05	848,000	538,846
US Treasury Bonds 2.375% 5/15/2051	3.02	8,558,600	5,381,777
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.37	15,000,000	10,489,976
US Treasury Bonds 3% 8/15/2052	3.23	57,000,000	40,895,585
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.52	78,200,000	64,550,355
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.88	31,000,000	25,187,207
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	7,500,000	6,096,767
US Treasury Bonds 4% 11/15/2042	3.77	14,000,000	12,596,857
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.63	7,670,000	6,941,118
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	41,293,000	36,777,352
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.78	78,700,000	71,794,095
US Treasury Bonds 4.25% 8/15/2054	4.04 to 4.65	10,450,000	9,542,949
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.82	1,510,000	1,439,676
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.73	990,000	959,762
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.65	7,200,000	6,995,504
US Treasury Notes 1.125% 2/29/2028	2.77	9,043,800	8,203,383
US Treasury Notes 1.125% 8/31/2028	2.79	17,817,900	15,892,125
US Treasury Notes 1.25% 5/31/2028	2.78	19,521,400	17,630,352
US Treasury Notes 1.25% 6/30/2028	2.79	12,849,100	11,577,304
US Treasury Notes 2.25% 11/15/2027	2.76	8,316,200	7,862,689
US Treasury Notes 2.625% 7/31/2029	2.69	30,000,000	27,832,198
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	39,286,000	36,102,947
US Treasury Notes 3.5% 2/15/2033	3.49 to 3.92	86,600,000	80,563,386
US Treasury Notes 3.625% 9/30/2031	3.63	28,700,000	27,272,478
US Treasury Notes 3.75% 5/31/2030	3.98 to 3.99	47,700,000	46,168,313
US Treasury Notes 3.75% 6/30/2030	3.91	10,000,000	9,673,802
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.63	100,600,000	96,382,663
US Treasury Notes 3.875% 11/30/2027	3.72	4,000,000	3,954,855
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.73	55,000,000	53,764,932
US Treasury Notes 3.875% 8/15/2034	3.72 to 4.27	145,800,000	137,967,800
US Treasury Notes 4% 1/31/2031	4.01	30,000,000	29,269,471
US Treasury Notes 4% 10/31/2029	4.14 to 4.26	53,000,000	52,108,050
US Treasury Notes 4% 2/15/2034	4.28 to 4.46	44,100,000	42,219,538
US Treasury Notes 4% 2/28/2030	4.07 to 4.18	52,000,000	51,037,323
US Treasury Notes 4% 2/29/2028	3.59	30,000,000	29,727,214
US Treasury Notes 4% 6/30/2028	4.02	7,000,000	6,927,622
US Treasury Notes 4% 7/31/2030	4.07	25,000,000	24,475,509
US Treasury Notes 4.125% 10/31/2027	4.08 to 4.18	25,000,000	24,901,362
US Treasury Notes 4.125% 11/15/2032	3.52	35,000,000	34,136,158
US Treasury Notes 4.125% 11/30/2029	4.08	45,000,000	44,488,746
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.30	75,000,000	74,482,398
US Treasury Notes 4.125% 8/31/2030	4.61	14,100,000	13,882,933
US Treasury Notes 4.375% 11/30/2030	4.35	24,600,000	24,510,439
US Treasury Notes 4.375% 12/31/2031	4.43 to 4.44	57,000,000	57,047,451
US Treasury Notes 4.625% 4/30/2031	4.46 to 4.49	45,200,000	45,581,987
US Treasury Notes 4.625% 5/31/2031	4.50	42,900,000	43,252,295
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,630,042,311)			1,534,280,160

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $53,378,703)	4.36	53,368,029	53,378,703

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	5,500,000	169,159
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	4,800,000	184,935
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	8,000,000	348,541
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,810,000	273,126
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	8,200,000	365,220
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,000,000	82,275
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	4,600,000	115,984
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	2,700,000	114,644
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	4,100,000	201,350
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,000,000	436,467
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	1,900,000	147,720

TOTAL PUT SWAPTIONS			2,439,421
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	5,500,000	21,721
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	4,800,000	178,112
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	8,000,000	272,089
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,810,000	263,953
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	8,200,000	271,625
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,000,000	75,119
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	4,600,000	24,368
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	2,700,000	96,204
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	4,100,000	114,481
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,000,000	57,807
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	1,900,000	12,483

TOTAL CALL SWAPTIONS			1,387,962
TOTAL PURCHASED SWAPTIONS (Cost $4,276,413)			3,827,383

TOTAL INVESTMENT IN SECURITIES - 109.9% (Cost $3,708,873,872)	3,571,683,752
NET OTHER ASSETS (LIABILITIES) - (9.9)%	(322,014,484)
NET ASSETS - 100.0%	3,249,669,268

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 1/1/2055	(17,550,000)	(14,016,427)
Ginnie Mae II Pool 3% 1/1/2055	(14,700,000)	(12,733,793)
Ginnie Mae II Pool 3.5% 1/1/2055	(5,675,000)	(5,067,566)
Ginnie Mae II Pool 5.5% 1/1/2055	(8,000,000)	(7,928,390)
Ginnie Mae II Pool 6% 1/1/2055	(18,925,000)	(19,041,803)
Ginnie Mae II Pool 6.5% 1/1/2055	(1,950,000)	(1,982,449)
Uniform Mortgage Backed Securities 2% 1/1/2055	(32,075,000)	(24,918,262)
Uniform Mortgage Backed Securities 3.5% 1/1/2055	(10,000,000)	(8,835,936)
Uniform Mortgage Backed Securities 4% 1/1/2055	(2,000,000)	(1,826,250)
Uniform Mortgage Backed Securities 4.5% 1/1/2055	(850,000)	(798,866)
Uniform Mortgage Backed Securities 5% 1/1/2055	(5,200,000)	(5,014,953)
Uniform Mortgage Backed Securities 5.5% 1/1/2055	(3,450,000)	(3,402,428)
Uniform Mortgage Backed Securities 6% 1/1/2055	(6,700,000)	(6,729,836)
Uniform Mortgage Backed Securities 6.5% 1/1/2055	(1,600,000)	(1,633,625)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(113,930,584)

TOTAL TBA SALE COMMITMENTS (Proceeds $114,462,235)		(113,930,584)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	153	Mar 2025	16,638,750	(92,878)	(92,878)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	86	Mar 2025	17,682,406	10,867	10,867
CBOT Long Term U.S. Treasury Bond Contracts (United States)	41	Mar 2025	4,667,594	(157,110)	(157,110)

TOTAL PURCHASED					(239,121)

Sold

Interest Rate Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	60	Mar 2025	6,378,281	19,539	19,539
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	Mar 2025	832,344	23,695	23,695

TOTAL SOLD					43,234

TOTAL FUTURES CONTRACTS					(195,887)
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	60,000	9,031	(15,557)	(6,526)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	260,000	39,133	(73,267)	(34,134)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	60,204	(94,667)	(34,463)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	90,000	13,546	(20,703)	(7,157)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	380,000	57,194	(95,938)	(38,744)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	300,000	45,153	(84,571)	(39,418)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	130,000	19,566	(33,871)	(14,305)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	403	(15,643)	(15,240)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	252	(4,083)	(3,831)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,010	(4,988)	(1,978)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	180,000	27,092	(42,539)	(15,447)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	760,000	309	(8,063)	(7,754)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	30,102	(51,881)	(21,779)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	720,000	108,368	(213,969)	(105,601)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	90,000	13,546	(19,808)	(6,262)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	390,000	58,699	(105,720)	(47,021)

TOTAL BUY PROTECTION							485,608	(885,268)	(399,660)
Sell Protection
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	900,000	(11,639)	11,756	117
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(16,813)	25,865	9,052
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(4,091)	3,822	(269)
CMBX BBB- Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	3%	Monthly	150,000	(16,082)	16,003	(79)
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	(607)	33,359	32,752
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	(358)	20,261	19,903
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(12,210)	11,398	(812)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,100,000	(14,226)	21,808	7,582
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(12,210)	17,403	5,193
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	850,000	(10,993)	16,974	5,981
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(12,933)	15,685	2,752
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	400,000	(6,977)	6,388	(589)

TOTAL SELL PROTECTION							(119,139)	200,722	81,583
TOTAL CREDIT DEFAULT SWAPS							366,469	(684,546)	(318,077)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	12,647,000	47,418	0	47,418
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	42,132,000	286,079	0	286,079
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	377,000	3,926	0	3,926
3%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2030	81,000	107	0	107
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	9,888,000	198,038	0	198,038
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	3,445,000	(91,248)	0	(91,248)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	10,359,000	424,424	0	424,424
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	3,998,000	(170,494)	0	(170,494)
TOTAL INTEREST RATE SWAPS							698,250	0	698,250

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $447,276,060 or 13.8% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $49,961 or 0.0% of net assets.

(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,854,808.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $603,870.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,113,663.

(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $157,676.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,300,436	809,866,713	813,789,313	3,088,389	867	-	53,378,703	53,368,029	0.1%
Fidelity Specialized High Income Central Fund	15,645,506	924,172	-	924,160	-	97,873	16,667,551	191,383	6.9%
Total	72,945,942	810,790,885	813,789,313	4,012,549	867	97,873	70,046,254	53,559,412

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	284,693,951	-	284,693,951	-

Bank Notes
Financials	2,404,693	-	2,404,693	-

Collateralized Mortgage Obligations	38,736,829	-	38,736,829	-

Commercial Mortgage Securities	180,949,470	-	180,949,470	-

Fixed-Income Funds	16,667,551	16,667,551	-	-

Foreign Government and Government Agency Obligations	9,622,613	-	9,622,613	-

Municipal Securities
Transportation	463,973	-	463,973	-

Non-Convertible Corporate Bonds
Communication Services	69,586,838	-	69,586,838	-
Consumer Discretionary	14,431,754	-	14,431,754	-
Consumer Staples	14,732,302	-	14,732,302	-
Energy	70,209,033	-	70,209,033	-
Financials	412,044,403	-	412,044,403	-
Health Care	38,718,405	-	38,718,405	-
Industrials	21,232,229	-	21,232,229	-
Information Technology	16,042,058	-	16,042,058	-
Materials	6,380,798	-	6,380,798	-
Real Estate	41,796,639	-	41,796,639	-
Utilities	41,386,831	-	41,386,831	-

U.S. Government Agency - Mortgage Securities	700,097,136	-	700,097,136	-

U.S. Treasury Obligations	1,534,280,160	-	1,534,280,160	-

Money Market Funds	53,378,703	53,378,703	-	-

Purchased Swaptions	3,827,383	-	3,827,383	-
Total Investments in Securities:	3,571,683,752	70,046,254	3,501,637,498	-
Derivative Instruments: Assets
Futures Contracts	54,101	54,101	-	-
Swaps	1,445,600	-	1,445,600	-
Total Assets	1,499,701	54,101	1,445,600	-
Liabilities
Futures Contracts	(249,988)	(249,988)	-	-
Swaps	(380,881)	-	(380,881)	-
Total Liabilities	(630,869)	(249,988)	(380,881)	-
Total Derivative Instruments:	868,832	(195,887)	1,064,719	-
Other Financial Instruments:
TBA Sale Commitments	(113,930,584)	-	(113,930,584)	-
Total Other Financial Instruments:	(113,930,584)	-	(113,930,584)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	485,608	(119,139)
Total Credit Risk	485,608	(119,139)
Interest Rate Risk
Futures Contracts (c)	54,101	(249,988)
Purchased Swaptions (b)	3,827,383	0
Swaps (a)(d)	959,992	(261,742)
Total Interest Rate Risk	4,841,476	(511,730)
Total Value of Derivatives	5,327,084	(630,869)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,638,742,541)	$3,501,637,498
Fidelity Central Funds (cost $70,131,331)	70,046,254

Total Investment in Securities (cost $3,708,873,872)		$3,571,683,752
Receivable for investments sold
Regular delivery		51,245,476
Delayed delivery		408,054
Receivable for TBA sale commitments		114,462,235
Receivable for fund shares sold		1,701,140
Interest receivable		31,143,647
Distributions receivable from Fidelity Central Funds		222,814
Receivable for daily variation margin on centrally cleared swaps		29,690
Bi-lateral OTC swaps, at value		485,608
Prepaid expenses		2,801
Total assets		3,771,385,217
Liabilities
Payable for investments purchased
Regular delivery	$78,362,990
Delayed delivery	324,881,748
TBA sale commitments, at value	113,930,584
Payable for fund shares redeemed	3,185,353
Bi-lateral OTC swaps, at value	119,139
Accrued management fee	1,096,771
Payable for daily variation margin on futures contracts	34,979
Other payables and accrued expenses	104,385
Total liabilities		521,715,949
Net Assets		$3,249,669,268
Net Assets consist of:
Paid in capital		$3,475,975,897
Total accumulated earnings (loss)		(226,306,629)
Net Assets		$3,249,669,268

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($851,073,996 ÷ 92,415,137 shares)		$9.21
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,398,595,272 ÷ 260,343,992 shares)		$9.21
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$143,111,822
Income from Fidelity Central Funds		4,012,549
Total income		147,124,371
Expenses
Management fee	$12,276,599
Transfer agent fees	486,486
Accounting fees and expenses	163,188
Custodian fees and expenses	177,746
Independent trustees' fees and expenses	8,211
Registration fees	30,381
Audit fees	54,377
Legal	2,991
Miscellaneous	17,834
Total expenses before reductions	13,217,813
Expense reductions	(85,952)
Total expenses after reductions		13,131,861
Net Investment income (loss)		133,992,510
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,580,612)
Fidelity Central Funds	867
Futures contracts	(3,064,129)
Swaps	1,450,349
Written options	18,474
Total net realized gain (loss)		(13,175,051)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(73,813,181)
Fidelity Central Funds	97,873
Futures contracts	79,568
Swaps	1,742,203
Written options	(1,092)
TBA Sale commitments	1,724,570
Total change in net unrealized appreciation (depreciation)		(70,170,059)
Net gain (loss)		(83,345,110)
Net increase (decrease) in net assets resulting from operations		$50,647,400
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,992,510	$115,968,988
Net realized gain (loss)	(13,175,051)	(47,179,598)
Change in net unrealized appreciation (depreciation)	(70,170,059)	102,413,361
Net increase (decrease) in net assets resulting from operations	50,647,400	171,202,751
Distributions to shareholders	(136,335,721)	(115,213,666)

Share transactions - net increase (decrease)	213,328,559	257,729,252
Total increase (decrease) in net assets	127,640,238	313,718,337

Net Assets
Beginning of period	3,122,029,030	2,808,310,693
End of period	$3,249,669,268	$3,122,029,030

Financial Highlights
VIP Investment Grade Bond II Portfolio Initial Class

Years ended December 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.402	.370	.191
Net realized and unrealized gain (loss)	(.245)	.167	(.721) D
Total from investment operations	.157	.537	(.530)
Distributions from net investment income	(.407)	(.367)	(.180)
Total distributions	(.407)	(.367)	(.180)
Net asset value, end of period	$9.21	$9.46	$9.29
Total Return E,F,G	1.59%	5.91%	(5.31)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40%	.41%	.40% J
Expenses net of fee waivers, if any	.40%	.40%	.40% J
Expenses net of all reductions	.39%	.40%	.40% J
Net investment income (loss)	4.22%	3.93%	3.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$851,074	$647,893	$528,508
Portfolio turnover rate K	217%	190%	225% J,L

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond II Portfolio Investor Class

Years ended December 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.399	.367	.189
Net realized and unrealized gain (loss)	(.249)	.167	(.721) D
Total from investment operations	.150	.534	(.532)
Distributions from net investment income	(.400)	(.364)	(.178)
Total distributions	(.400)	(.364)	(.178)
Net asset value, end of period	$9.21	$9.46	$9.29
Total Return E,F,G	1.52%	5.88%	(5.33)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.42%	.44%	.44% J
Expenses net of fee waivers, if any	.42%	.44%	.43% J
Expenses net of all reductions	.42%	.44%	.43% J
Net investment income (loss)	4.20%	3.89%	3.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,398,595	$2,474,136	$2,279,803
Portfolio turnover rate K	217%	190%	225% J,L

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Investment Grade Bond II Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,848,658
Gross unrealized depreciation	(148,438,682)
Net unrealized appreciation (depreciation)	$(136,590,024)
Tax Cost	$3,709,946,386

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$278,744
Capital loss carryforward	$(89,871,772)
Net unrealized appreciation (depreciation) on securities and other investments	$(136,713,601)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(48,166,762)
Long-term	(41,705,010)
Total capital loss carryforward	$(89,871,772)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$136,335,721	$ 115,213,666

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond II Portfolio
Credit Risk
Swaps	(175,514)	2,422
Total Credit Risk	(175,514)	2,422
Interest Rate Risk
Futures Contracts	(3,064,129)	79,568
Purchased Options	(53,666)	(449,031)
Written Options	18,474	(1,092)
Swaps	1,625,863	1,739,781
Total Interest Rate Risk	(1,473,458)	1,369,226
Totals	(1,648,972)	1,371,648

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Investment Grade Bond II Portfolio	51,456,859

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond II Portfolio	4,263,761,056	4,352,998,746
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.38
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.38
Investor Class	.41

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .30%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	70,617.0680
Investor Class	415,869.1020
	486,486

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Investment Grade Bond II Portfolio	.0319

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Investment Grade Bond II Portfolio	4,969
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $13,245.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $72,707.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Investment Grade Bond II Portfolio
Distributions to shareholders
Initial Class	$35,926,042	$23,447,707
Investor Class	100,409,679	91,765,959
Total	$136,335,721	$115,213,666
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Investment Grade Bond II Portfolio
Initial Class
Shares sold	46,148,217	21,072,688	$442,561,844	$198,853,080
Reinvestment of distributions	3,839,335	2,561,711	35,926,042	23,447,707
Shares redeemed	(26,043,642)	(12,058,072)	(251,204,675)	(113,550,841)
Net increase (decrease)	23,943,910	11,576,327	$227,283,211	$108,749,946
Investor Class
Shares sold	36,918,102	41,309,206	$358,152,134	$389,397,660
Reinvestment of distributions	10,728,024	10,024,101	100,402,433	91,765,959
Shares redeemed	(48,772,088)	(35,286,498)	(472,509,219)	(332,184,313)
Net increase (decrease)	(1,125,962)	16,046,809	$(13,954,652)	$148,979,306
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
VIP Investment Grade Bond II Portfolio	21%	32%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Investment Grade Bond II Portfolio	92%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Investment Grade Bond II Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond II Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from May 27, 2022 (commencement of operations) through December 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 27, 2022 (commencement of operations) through December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 38.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $135,471,219 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investment Grade Bond II Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered a pro forma management fee rate for Investor Class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the similar sales load structure group for 202 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9905666.102
VIGBI-ANN-0325
Fidelity® Variable Insurance Products:

VIP Freedom Lifetime Income® I Portfolio
VIP Freedom Lifetime Income® II Portfolio
VIP Freedom Lifetime Income® III Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Freedom Lifetime Income® I Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 62.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	148,508	1,320,236
Fidelity International Bond Index Fund (a)	28,695	266,860
Fidelity Long-Term Treasury Bond Index Fund (a)	27,694	253,951
VIP High Income Portfolio - Investor Class (a)	21,788	101,970
VIP Investment Grade Bond II Portfolio - Investor Class (a)	358,140	3,298,468
TOTAL BOND FUNDS (Cost $5,626,995)		5,241,485

Domestic Equity Funds - 9.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	2,425	139,049
VIP Equity Income Portfolio - Investor Class (a)	4,305	113,450
VIP Growth & Income Portfolio - Investor Class (a)	5,129	155,658
VIP Growth Portfolio - Investor Class (a)	2,404	230,446
VIP Mid Cap Portfolio - Investor Class (a)	961	35,718
VIP Value Portfolio - Investor Class (a)	4,209	79,717
VIP Value Strategies Portfolio - Investor Class (a)	2,585	39,622
TOTAL DOMESTIC EQUITY FUNDS (Cost $535,028)		793,660

International Equity Funds - 12.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	39,542	451,571
VIP Overseas Portfolio - Investor Class (a)	24,542	622,390
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $815,398)		1,073,961

Money Market Funds - 15.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,295,809)	4.29	1,295,809	1,295,809

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,273,230)	8,404,915
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	8,404,913

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	1,534,190	84,658	277,996	50,632	(22,913)	2,297	1,320,236	148,508
Fidelity International Bond Index Fund	228,203	99,378	61,345	8,026	(3,325)	3,949	266,860	28,695
Fidelity Long-Term Treasury Bond Index Fund	299,772	103,144	121,827	7,792	(24,478)	(2,660)	253,951	27,694
VIP Contrafund Portfolio - Investor Class	92,117	73,735	44,372	16,103	1,053	16,516	139,049	2,425
VIP Emerging Markets Portfolio - Investor Class	448,404	151,054	186,285	6,230	4,466	33,932	451,571	39,542
VIP Equity Income Portfolio - Investor Class	74,699	69,329	36,345	8,030	1,302	4,465	113,450	4,305
VIP Government Money Market Portfolio - Investor Class	1,637,802	238,956	580,949	68,675	-	-	1,295,809	1,295,809
VIP Growth & Income Portfolio - Investor Class	102,645	86,656	48,469	11,785	1,529	13,297	155,658	5,129
VIP Growth Portfolio - Investor Class	152,552	147,950	71,051	49,114	393	602	230,446	2,404
VIP High Income Portfolio - Investor Class	148,141	8,372	61,132	6,133	(2,169)	8,758	101,970	21,788
VIP Investment Grade Bond II Portfolio - Investor Class	3,503,069	447,267	572,462	138,239	(21,051)	(58,355)	3,298,468	358,140
VIP Mid Cap Portfolio - Investor Class	23,385	20,900	9,291	4,325	397	327	35,718	961
VIP Overseas Portfolio - Investor Class	648,231	171,505	191,018	39,437	13,606	(19,934)	622,390	24,542
VIP Value Portfolio - Investor Class	52,128	50,970	23,014	8,175	819	(1,186)	79,717	4,209
VIP Value Strategies Portfolio - Investor Class	25,779	26,771	10,804	5,550	495	(2,619)	39,622	2,585
	8,971,117	1,780,645	2,296,360	428,246	(49,876)	(611)	8,404,915	1,966,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,241,485	5,241,485	-	-

Domestic Equity Funds	793,660	793,660	-	-

International Equity Funds	1,073,961	1,073,961	-	-

Money Market Funds	1,295,809	1,295,809	-	-
Total Investments in Securities:	8,404,915	8,404,915	-	-
VIP Freedom Lifetime Income® I Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,273,230)	$8,404,915

Total Investment in Securities (cost $8,273,230)		$8,404,915
Receivable for investments sold		29,473
Total assets		8,434,388
Liabilities
Payable for investments purchased	$29,335
Payable for fund shares redeemed	138
Other payables and accrued expenses	2
Total liabilities		29,475
Net Assets		$8,404,913
Net Assets consist of:
Paid in capital		$8,360,772
Total accumulated earnings (loss)		44,141
Net Assets		$8,404,913
Net Asset Value, offering price and redemption price per share ($8,404,913 ÷ 817,443 shares)		$10.28
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$301,278
Expenses
Independent trustees' fees and expenses	$23
Total expenses		23
Net Investment income (loss)		301,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(49,876)
Capital gain distributions from underlying funds:
Affiliated issuers	126,968
Total net realized gain (loss)		77,092
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(611)
Total change in net unrealized appreciation (depreciation)		(611)
Net gain (loss)		76,481
Net increase (decrease) in net assets resulting from operations		$377,736
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$301,255	$312,205
Net realized gain (loss)	77,092	(27,863)
Change in net unrealized appreciation (depreciation)	(611)	405,756
Net increase (decrease) in net assets resulting from operations	377,736	690,098
Distributions to shareholders	(334,854)	(389,059)

Share transactions
Proceeds from sales of shares	42,879	104,164
Reinvestment of distributions	334,854	389,059
Cost of shares redeemed	(987,272)	(1,177,520)

Net increase (decrease) in net assets resulting from share transactions	(609,539)	(684,297)
Total increase (decrease) in net assets	(566,657)	(383,258)

Net Assets
Beginning of period	8,971,570	9,354,828
End of period	$8,404,913	$8,971,570

Other Information
Shares
Sold	4,007	10,652
Issued in reinvestment of distributions	32,590	38,331
Redeemed	(93,901)	(116,500)
Net increase (decrease)	(57,304)	(67,517)

Financial Highlights
VIP Freedom Lifetime Income® I Portfolio

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$9.93	$12.01	$12.11	$11.49
Income from Investment Operations
Net investment income (loss) A,B	.36	.35	.27	.22	.15
Net realized and unrealized gain (loss)	.08	.42	(1.66)	.17	1.02
Total from investment operations	.44	.77	(1.39)	.39	1.17
Distributions from net investment income	(.41)	(.44)	(.24)	(.13)	(.16)
Distributions from net realized gain	(.01)	-	(.45)	(.36)	(.39)
Total distributions	(.42)	(.44)	(.69)	(.49)	(.55)
Net asset value, end of period	$10.28	$10.26	$9.93	$12.01	$12.11
Total Return C,D	4.28%	7.89%	(12.01)%	3.26%	10.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.44%	3.43%	2.59%	1.83%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$8,405	$8,972	$9,355	$11,934	$12,553
Portfolio turnover rate H	20%	17%	63%	18%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom Lifetime Income® II Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 58.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	410,955	3,653,389
Fidelity International Bond Index Fund (a)	93,271	867,424
Fidelity Long-Term Treasury Bond Index Fund (a)	91,173	836,058
VIP High Income Portfolio - Investor Class (a)	65,646	307,222
VIP Investment Grade Bond II Portfolio - Investor Class (a)	1,000,796	9,217,327
TOTAL BOND FUNDS (Cost $16,015,793)		14,881,420

Domestic Equity Funds - 14.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	11,381	652,726
VIP Equity Income Portfolio - Investor Class (a)	20,212	532,591
VIP Growth & Income Portfolio - Investor Class (a)	24,077	730,727
VIP Growth Portfolio - Investor Class (a)	11,284	1,081,755
VIP Mid Cap Portfolio - Investor Class (a)	4,514	167,677
VIP Value Portfolio - Investor Class (a)	19,760	374,248
VIP Value Strategies Portfolio - Investor Class (a)	12,134	186,018
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,172,951)		3,725,742

International Equity Funds - 16.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	142,208	1,624,010
VIP Overseas Portfolio - Investor Class (a)	98,689	2,502,752
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,061,276)		4,126,762

Money Market Funds - 10.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $2,581,462)	4.29	2,581,462	2,581,462

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,831,482)	25,315,386
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8)
NET ASSETS - 100.0%	25,315,378

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	4,098,444	357,329	745,063	138,778	(71,929)	14,608	3,653,389	410,955
Fidelity International Bond Index Fund	748,692	307,380	191,193	26,358	(9,291)	11,836	867,424	93,271
Fidelity Long-Term Treasury Bond Index Fund	969,030	329,318	374,363	25,993	(87,142)	(785)	836,058	91,173
VIP Contrafund Portfolio - Investor Class	564,839	218,016	234,754	76,461	48,520	56,105	652,726	11,381
VIP Emerging Markets Portfolio - Investor Class	1,630,777	475,934	619,918	22,523	16,048	121,169	1,624,010	142,208
VIP Equity Income Portfolio - Investor Class	458,039	229,054	189,194	38,694	12,695	21,997	532,591	20,212
VIP Government Money Market Portfolio - Investor Class	3,140,564	753,791	1,312,893	128,917	-	-	2,581,462	2,581,462
VIP Growth & Income Portfolio - Investor Class	629,391	255,493	238,390	56,204	30,478	53,755	730,727	24,077
VIP Growth Portfolio - Investor Class	935,401	481,784	372,955	234,359	38,074	(549)	1,081,755	11,284
VIP High Income Portfolio - Investor Class	434,858	34,602	181,466	18,501	(12,245)	31,473	307,222	65,646
VIP Investment Grade Bond II Portfolio - Investor Class	9,383,686	1,558,022	1,501,540	386,396	(42,664)	(180,177)	9,217,327	1,000,796
VIP Mid Cap Portfolio - Investor Class	143,385	70,928	52,496	20,908	3,651	2,209	167,677	4,514
VIP Overseas Portfolio - Investor Class	2,709,299	552,317	742,215	158,874	100,881	(117,530)	2,502,752	98,689
VIP Value Portfolio - Investor Class	319,630	174,346	120,463	39,859	5,033	(4,298)	374,248	19,760
VIP Value Strategies Portfolio - Investor Class	158,070	95,548	58,609	26,619	2,836	(11,827)	186,018	12,134
	26,324,105	5,893,862	6,935,512	1,399,444	34,945	(2,014)	25,315,386	4,587,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,881,420	14,881,420	-	-

Domestic Equity Funds	3,725,742	3,725,742	-	-

International Equity Funds	4,126,762	4,126,762	-	-

Money Market Funds	2,581,462	2,581,462	-	-
Total Investments in Securities:	25,315,386	25,315,386	-	-
VIP Freedom Lifetime Income® II Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $23,831,482)	$25,315,386

Total Investment in Securities (cost $23,831,482)		$25,315,386
Receivable for investments sold		75,500
Total assets		25,390,886
Liabilities
Payable for investments purchased	$75,083
Payable for fund shares redeemed	417
Other payables and accrued expenses	8
Total liabilities		75,508
Net Assets		$25,315,378
Net Assets consist of:
Paid in capital		$23,336,857
Total accumulated earnings (loss)		1,978,521
Net Assets		$25,315,378
Net Asset Value, offering price and redemption price per share ($25,315,378 ÷ 2,132,176 shares)		$11.87
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$814,202
Expenses
Independent trustees' fees and expenses	$68
Total expenses		68
Net Investment income (loss)		814,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	34,945
Capital gain distributions from underlying funds:
Affiliated issuers	585,242
Total net realized gain (loss)		620,187
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,014)
Total change in net unrealized appreciation (depreciation)		(2,014)
Net gain (loss)		618,173
Net increase (decrease) in net assets resulting from operations		$1,432,307
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$814,134	$804,590
Net realized gain (loss)	620,187	199,540
Change in net unrealized appreciation (depreciation)	(2,014)	1,422,936
Net increase (decrease) in net assets resulting from operations	1,432,307	2,427,066
Distributions to shareholders	(935,406)	(992,391)

Share transactions
Proceeds from sales of shares	207,598	18,065
Reinvestment of distributions	935,406	992,391
Cost of shares redeemed	(2,649,501)	(2,406,984)

Net increase (decrease) in net assets resulting from share transactions	(1,506,497)	(1,396,528)
Total increase (decrease) in net assets	(1,009,596)	38,147

Net Assets
Beginning of period	26,324,974	26,286,827
End of period	$25,315,378	$26,324,974

Other Information
Shares
Sold	16,796	1,650
Issued in reinvestment of distributions	78,988	86,461
Redeemed	(219,447)	(212,331)
Net increase (decrease)	(123,663)	(124,220)

Financial Highlights
VIP Freedom Lifetime Income® II Portfolio

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$11.04	$13.96	$13.83	$12.98
Income from Investment Operations
Net investment income (loss) A,B	.38	.35	.29	.25	.16
Net realized and unrealized gain (loss)	.27	.72	(2.12)	.60	1.44
Total from investment operations	.65	1.07	(1.83)	.85	1.60
Distributions from net investment income	(.42)	(.44)	(.26)	(.15)	(.17)
Distributions from net realized gain	(.02)	-	(.83)	(.57)	(.58)
Total distributions	(.45) C	(.44)	(1.09)	(.72)	(.75)
Net asset value, end of period	$11.87	$11.67	$11.04	$13.96	$13.83
Total Return D,E	5.57%	9.80%	(13.83)%	6.27%	12.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	3.13%	3.07%	2.43%	1.78%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$25,315	$26,325	$26,287	$33,250	$34,232
Portfolio turnover rate I	23%	18%	63%	23%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom Lifetime Income® III Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	391,596	3,481,287
Fidelity International Bond Index Fund (a)	121,496	1,129,914
Fidelity Long-Term Treasury Bond Index Fund (a)	160,542	1,472,172
VIP High Income Portfolio - Investor Class (a)	74,795	350,041
VIP Investment Grade Bond II Portfolio - Investor Class (a)	859,729	7,918,105
TOTAL BOND FUNDS (Cost $15,585,035)		14,351,519

Domestic Equity Funds - 25.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	22,680	1,300,683
VIP Equity Income Portfolio - Investor Class (a)	40,277	1,061,311
VIP Growth & Income Portfolio - Investor Class (a)	47,978	1,456,136
VIP Growth Portfolio - Investor Class (a)	22,485	2,155,604
VIP Mid Cap Portfolio - Investor Class (a)	8,994	334,134
VIP Value Portfolio - Investor Class (a)	39,376	745,778
VIP Value Strategies Portfolio - Investor Class (a)	24,181	370,691
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,436,924)		7,424,337

International Equity Funds - 23.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	217,130	2,479,623
VIP Overseas Portfolio - Investor Class (a)	171,335	4,345,058
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,239,759)		6,824,681

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $228,821)	4.29	228,821	228,821

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,490,539)	28,829,358
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	28,829,359

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	3,734,763	476,024	672,863	132,685	(34,613)	(22,024)	3,481,287	391,596
Fidelity International Bond Index Fund	954,574	397,752	226,912	34,749	(5,299)	9,799	1,129,914	121,496
Fidelity Long-Term Treasury Bond Index Fund	1,430,397	650,226	466,182	47,275	(74,548)	(67,721)	1,472,172	160,542
VIP Contrafund Portfolio - Investor Class	1,170,699	348,700	433,878	152,476	95,401	119,761	1,300,683	22,680
VIP Emerging Markets Portfolio - Investor Class	2,366,432	649,525	738,514	34,153	12,042	190,138	2,479,623	217,130
VIP Equity Income Portfolio - Investor Class	949,324	353,780	311,910	77,427	19,698	50,419	1,061,311	40,277
VIP Government Money Market Portfolio - Investor Class	569,826	351,781	692,786	8,853	-	-	228,821	228,821
VIP Growth & Income Portfolio - Investor Class	1,304,477	368,851	388,651	112,217	61,229	110,230	1,456,136	47,978
VIP Growth Portfolio - Investor Class	1,938,763	790,288	660,170	467,072	73,159	13,564	2,155,604	22,485
VIP High Income Portfolio - Investor Class	473,088	53,381	197,646	21,144	(7,801)	29,019	350,041	74,795
VIP Investment Grade Bond II Portfolio - Investor Class	7,971,340	1,460,701	1,313,340	333,080	(33,414)	(167,182)	7,918,105	859,729
VIP Mid Cap Portfolio - Investor Class	297,202	116,788	92,203	41,824	11,851	496	334,134	8,994
VIP Overseas Portfolio - Investor Class	4,469,968	830,568	907,512	275,705	85,029	(132,995)	4,345,058	171,335
VIP Value Portfolio - Investor Class	662,492	285,054	203,282	79,828	12,144	(10,630)	745,778	39,376
VIP Value Strategies Portfolio - Investor Class	327,639	164,591	103,701	53,163	6,207	(24,045)	370,691	24,181
	28,620,984	7,298,010	7,409,550	1,871,651	221,085	98,829	28,829,358	2,431,415

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,351,519	14,351,519	-	-

Domestic Equity Funds	7,424,337	7,424,337	-	-

International Equity Funds	6,824,681	6,824,681	-	-

Money Market Funds	228,821	228,821	-	-
Total Investments in Securities:	28,829,358	28,829,358	-	-
VIP Freedom Lifetime Income® III Portfolio
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $25,490,539)	$28,829,358

Total Investment in Securities (cost $25,490,539)		$28,829,358
Receivable for investments sold		144,401
Total assets		28,973,759
Liabilities
Payable for investments purchased	$143,925
Payable for fund shares redeemed	475
Total liabilities		144,400
Net Assets		$28,829,359
Net Assets consist of:
Paid in capital		$24,318,316
Total accumulated earnings (loss)		4,511,043
Net Assets		$28,829,359
Net Asset Value, offering price and redemption price per share ($28,829,359 ÷ 2,185,081 shares)		$13.19
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$734,358
Expenses
Independent trustees' fees and expenses	$76
Total expenses		76
Net Investment income (loss)		734,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	221,085
Capital gain distributions from underlying funds:
Affiliated issuers	1,137,293
Total net realized gain (loss)		1,358,378
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	98,829
Total change in net unrealized appreciation (depreciation)		98,829
Net gain (loss)		1,457,207
Net increase (decrease) in net assets resulting from operations		$2,191,489
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$734,282	$692,926
Net realized gain (loss)	1,358,378	352,098
Change in net unrealized appreciation (depreciation)	98,829	2,330,943
Net increase (decrease) in net assets resulting from operations	2,191,489	3,375,967
Distributions to shareholders	(1,106,077)	(855,343)

Share transactions
Proceeds from sales of shares	313,980	91,608
Reinvestment of distributions	1,106,077	855,343
Cost of shares redeemed	(2,297,248)	(2,614,932)

Net increase (decrease) in net assets resulting from share transactions	(877,191)	(1,667,981)
Total increase (decrease) in net assets	208,221	852,643

Net Assets
Beginning of period	28,621,138	27,768,495
End of period	$28,829,359	$28,621,138

Other Information
Shares
Sold	23,085	7,857
Issued in reinvestment of distributions	84,874	69,067
Redeemed	(172,774)	(214,663)
Net increase (decrease)	(64,815)	(137,739)

Financial Highlights
VIP Freedom Lifetime Income® III Portfolio

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.72	$11.63	$15.29	$14.72	$13.53
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.27	.26	.16
Net realized and unrealized gain (loss)	.65	1.17	(2.58)	1.15	1.83
Total from investment operations	.98	1.47	(2.31)	1.41	1.99
Distributions from net investment income	(.37)	(.38)	(.26)	(.16)	(.17)
Distributions from net realized gain	(.14)	-	(1.10)	(.67)	(.62)
Total distributions	(.51)	(.38)	(1.35) C	(.84) C	(.80) C
Net asset value, end of period	$13.19	$12.72	$11.63	$15.29	$14.72
Total Return D,E	7.80%	12.73%	(16.04)%	9.78%	15.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.51%	2.47%	2.18%	1.73%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$28,829	$28,621	$27,768	$36,135	$35,275
Portfolio turnover rate I	25%	19%	61%	28%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Freedom Lifetime Income I Portfolio.	8,318,236	472,518	(385,839)	86,679
VIP Freedom Lifetime Income II Portfolio	23,983,613	2,626,947	(1,295,174)	1,331,773
VIP Freedom Lifetime Income III Portfolio	25,672,905	4,569,773	(1,413,320)	3,156,453

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP Freedom Lifetime Income I Portfolio.	29,686	-	(72,225)	86,679
VIP Freedom Lifetime Income II Portfolio	86,865	559,883	-	1,331,773
VIP Freedom Lifetime Income III Portfolio	97,345	1,257,244	-	3,156,453

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Freedom Lifetime Income I Portfolio.	(48,966)	(23,259)	(72,225)

The tax character of distributions paid was as follows:

December 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Freedom Lifetime Income I Portfolio.	334,854	-	334,854
VIP Freedom Lifetime Income II Portfolio	935,406	-	935,406
VIP Freedom Lifetime Income III Portfolio	883,329	222,748	1,106,077

December 31, 2023
	Ordinary Income ($)	Total ($)
VIP Freedom Lifetime Income I Portfolio.	389,059	389,059
VIP Freedom Lifetime Income II Portfolio	992,391	992,391
VIP Freedom Lifetime Income III Portfolio	855,343	855,343

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	1,780,645	2,296,360
VIP Freedom Lifetime Income II Portfolio	5,893,862	6,935,512
VIP Freedom Lifetime Income III Portfolio	7,298,010	7,409,550
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Freedom Lifetime Income I Portfolio	100%
VIP Freedom Lifetime Income II Portfolio	100%
VIP Freedom Lifetime Income III Portfolio	100%

6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio and VIP Freedom Lifetime Income III Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom Lifetime Income II Portfolio	$559,883
VIP Freedom Lifetime Income III Portfolio	$ 1,259,106
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

VIP Freedom Lifetime Income I Portfolio	34.52%
VIP Freedom Lifetime Income II Portfolio	26.54%
VIP Freedom Lifetime Income III Portfolio	15.96%
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

VIP Freedom Lifetime Income I Portfolio
December 2024	2%
VIP Freedom Lifetime Income II Portfolio
December 2024	4%
VIP Freedom Lifetime Income III Portfolio
December 2024	8%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

VIP Freedom Lifetime Income I Portfolio	$294,735
VIP Freedom Lifetime Income II Portfolio	$737,116
VIP Freedom Lifetime Income III Portfolio	$544,319
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Freedom Lifetime Income I Portfolio	12/18/24	$0.0212	$0.0064
VIP Freedom Lifetime Income II Portfolio	12/18/24	$0.0306	$0.0091
VIP Freedom Lifetime Income III Portfolio	12/18/24	$0.0473	$0.0140

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Freedom Lifetime Income I Portfolio
VIP Freedom Lifetime Income II Portfolio
VIP Freedom Lifetime Income III Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. VIP Freedom Lifetime Income I Portfolio underperformed its benchmark and peers for the one- and three-year periods ended January 31, 2024, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. In its review of each fund's total expense ratio, the Board considered each fund's all-inclusive (subject to certain limited exceptions) fee rate. the Board noted that each fund invests in a class of shares of the underlying Fidelity funds that does not charge a 12b-1 fee. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.
Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.816199.119
VIPFLI-ANN-0325
Fidelity® Variable Insurance Products:

VIP Freedom Income Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
VIP Freedom 2070 Portfolio℠

Annual Report
December 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Freedom Income Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
VIP Freedom 2070 Portfolio℠
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Freedom Income Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 62.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,592,515	14,157,460
Fidelity International Bond Index Fund (a)	302,502	2,813,265
Fidelity Long-Term Treasury Bond Index Fund (a)	265,846	2,437,808
VIP High Income Portfolio - Initial Class (a)	227,745	1,074,957
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,779,677	34,810,823
TOTAL BOND FUNDS (Cost $59,453,258)		55,294,313

Domestic Equity Funds - 9.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	25,302	1,465,989
VIP Equity-Income Portfolio - Initial Class (a)	44,979	1,195,991
VIP Growth & Income Portfolio - Initial Class (a)	53,697	1,640,442
VIP Growth Portfolio - Initial Class (a)	25,063	2,429,643
VIP Mid Cap Portfolio - Initial Class (a)	10,025	376,525
VIP Value Portfolio - Initial Class (a)	44,229	840,358
VIP Value Strategies Portfolio - Initial Class (a)	26,913	417,414
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,418,026)		8,366,362

International Equity Funds - 12.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	414,679	4,760,511
VIP Overseas Portfolio - Initial Class (a)	257,613	6,561,403
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,005,888)		11,321,914

Money Market Funds - 15.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $13,660,362)	4.33	13,660,362	13,660,362

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $88,537,534)	88,642,951
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,942)
NET ASSETS - 100.0%	88,636,009

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	11,952,508	5,123,381	4,126,731	495,518	(41,114)	(207,994)	14,157,460	1,592,515
Fidelity International Bond Index Fund	1,775,787	1,609,554	771,298	76,204	(17,201)	23,721	2,813,265	302,502
Fidelity Long-Term Treasury Bond Index Fund	2,332,824	1,410,495	1,279,656	68,188	(141,305)	(88,708)	2,437,808	265,846
VIP Contrafund Portfolio - Initial Class	716,844	1,043,535	539,027	165,842	8,549	108,217	1,465,989	25,302
VIP Emerging Markets Portfolio - Initial Class	3,485,948	2,800,082	2,289,196	67,630	(2,616)	268,648	4,760,511	414,679
VIP Equity-Income Portfolio - Initial Class	581,292	922,525	439,763	82,813	8,810	21,324	1,195,991	44,979
VIP Government Money Market Portfolio - Initial Class	12,731,894	6,074,091	6,531,076	607,942	-	-	13,660,362	13,660,362
VIP Growth & Income Portfolio - Initial Class	799,053	1,186,182	588,752	120,877	7,882	95,344	1,640,442	53,697
VIP Growth Portfolio - Initial Class	1,187,146	1,992,076	878,480	501,801	715	(83,186)	2,429,643	25,063
VIP High Income Portfolio - Initial Class	1,152,783	501,602	776,123	63,434	(13,169)	63,209	1,074,957	227,745
VIP Investment Grade Bond II Portfolio - Initial Class	27,259,612	14,208,085	9,352,854	1,462,577	3,200	(916,017)	34,810,823	3,779,677
VIP Mid Cap Portfolio - Initial Class	181,931	283,676	119,560	43,508	2,203	(3,217)	376,525	10,025
VIP Overseas Portfolio - Initial Class	5,044,303	3,593,646	2,553,247	406,794	13,720	(227,905)	6,561,403	257,613
VIP Value Portfolio - Initial Class	405,418	669,858	289,682	82,167	4,259	(19,706)	840,358	44,229
VIP Value Strategies Portfolio - Initial Class	200,620	346,178	136,318	56,388	2,381	(30,029)	417,414	26,913
	69,807,963	41,764,966	30,671,763	4,301,683	(163,686)	(996,299)	88,642,951	20,731,147

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	55,294,313	55,294,313	-	-

Domestic Equity Funds	8,366,362	8,366,362	-	-

International Equity Funds	11,321,914	11,321,914	-	-

Money Market Funds	13,660,362	13,660,362	-	-
Total Investments in Securities:	88,642,951	88,642,951	-	-
VIP Freedom Income Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $88,537,534)	$88,642,951

Total Investment in Securities (cost $88,537,534)		$88,642,951
Receivable for investments sold		390,997
Receivable for fund shares sold		415,663
Total assets		89,449,611
Liabilities
Payable for investments purchased	$686,959
Payable for fund shares redeemed	119,709
Distribution and service plan fees payable	6,934
Total liabilities		813,602
Net Assets		$88,636,009
Net Assets consist of:
Paid in capital		$89,676,558
Total accumulated earnings (loss)		(1,040,549)
Net Assets		$88,636,009

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($26,044,260 ÷ 2,362,109 shares)		$11.03
Service Class :
Net Asset Value, offering price and redemption price per share ($49,066,769 ÷ 4,456,768 shares)		$11.01
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($13,524,980 ÷ 1,232,184 shares)		$10.98
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$3,007,965
Expenses
Distribution and service plan fees	$74,007
Independent trustees' fees and expenses	200
Total expenses before reductions	74,207
Expense reductions	(2)
Total expenses after reductions		74,205
Net Investment income (loss)		2,933,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(163,686)
Capital gain distributions from underlying funds:
Affiliated issuers	1,293,718
Total net realized gain (loss)		1,130,032
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(996,299)
Total change in net unrealized appreciation (depreciation)		(996,299)
Net gain (loss)		133,733
Net increase (decrease) in net assets resulting from operations		$3,067,493
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,933,760	$2,347,521
Net realized gain (loss)	1,130,032	(72,462)
Change in net unrealized appreciation (depreciation)	(996,299)	2,839,039
Net increase (decrease) in net assets resulting from operations	3,067,493	5,114,098
Distributions to shareholders	(3,128,768)	(2,815,603)

Share transactions - net increase (decrease)	18,891,667	3,699,301
Total increase (decrease) in net assets	18,830,392	5,997,796

Net Assets
Beginning of period	69,805,617	63,807,821
End of period	$88,636,009	$69,805,617

Financial Highlights
VIP Freedom Income Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.97	$10.61	$12.76	$12.74	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.43	.41	.30	.24	.17
Net realized and unrealized gain (loss)	.06	.42	(1.79)	.18	1.06
Total from investment operations	.49	.83	(1.49)	.42	1.23
Distributions from net investment income	(.42)	(.47)	(.26)	(.13)	(.16)
Distributions from net realized gain	(.01)	-	(.40)	(.27)	(.22)
Total distributions	(.43)	(.47)	(.66)	(.40)	(.38)
Net asset value, end of period	$11.03	$10.97	$10.61	$12.76	$12.74
Total Return C,D	4.45%	7.91%	(12.05)%	3.35%	10.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.86%	3.75%	2.71%	1.85%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$26,044	$22,698	$15,085	$17,011	$16,854
Portfolio turnover rate H	40 % I	40%	91%	52%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom Income Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.96	$10.60	$12.74	$12.73	$11.88
Income from Investment Operations
Net investment income (loss) A,B	.42	.39	.29	.22	.16
Net realized and unrealized gain (loss)	.05	.43	(1.77)	.18	1.06
Total from investment operations	.47	.82	(1.48)	.40	1.22
Distributions from net investment income	(.41)	(.46)	(.25)	(.12)	(.15)
Distributions from net realized gain	(.01)	-	(.40)	(.27)	(.22)
Total distributions	(.42)	(.46)	(.66) C	(.39)	(.37)
Net asset value, end of period	$11.01	$10.96	$10.60	$12.74	$12.73
Total Return D,E	4.28%	7.81%	(12.06)%	3.17%	10.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.76%	3.65%	2.61%	1.75%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$49,067	$32,753	$31,739	$32,637	$32,810
Portfolio turnover rate H	40 % I	40%	91%	52%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom Income Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.56	$12.69	$12.68	$11.83
Income from Investment Operations
Net investment income (loss) A,B	.40	.38	.27	.20	.14
Net realized and unrealized gain (loss)	.06	.42	(1.77)	.18	1.06
Total from investment operations	.46	.80	(1.50)	.38	1.20
Distributions from net investment income	(.39)	(.44)	(.22)	(.10)	(.13)
Distributions from net realized gain	(.01)	-	(.40)	(.27)	(.22)
Total distributions	(.40)	(.44)	(.63) C	(.37)	(.35)
Net asset value, end of period	$10.98	$10.92	$10.56	$12.69	$12.68
Total Return D,E	4.20%	7.65%	(12.26)%	3.03%	10.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.61%	3.50%	2.46%	1.60%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$13,525	$14,354	$16,984	$28,521	$27,518
Portfolio turnover rate H	40 % I	40%	91%	52%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom 2010 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 60.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,254,556	37,823,003
Fidelity International Bond Index Fund (a)	908,347	8,447,623
Fidelity Long-Term Treasury Bond Index Fund (a)	811,319	7,439,795
VIP High Income Portfolio - Initial Class (a)	641,379	3,027,309
VIP Investment Grade Bond II Portfolio - Initial Class (a)	10,089,165	92,921,207
TOTAL BOND FUNDS (Cost $162,242,488)		149,658,937

Domestic Equity Funds - 13.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	100,774	5,838,873
VIP Equity-Income Portfolio - Initial Class (a)	179,160	4,763,862
VIP Growth & Income Portfolio - Initial Class (a)	213,882	6,534,105
VIP Growth Portfolio - Initial Class (a)	99,823	9,676,806
VIP Mid Cap Portfolio - Initial Class (a)	39,932	1,499,844
VIP Value Portfolio - Initial Class (a)	176,186	3,347,529
VIP Value Strategies Portfolio - Initial Class (a)	107,204	1,662,740
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,385,508)		33,323,759

International Equity Funds - 15.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,337,447	15,353,892
VIP Overseas Portfolio - Initial Class (a)	905,626	23,066,286
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,423,511)		38,420,178

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $28,170,443)	4.33	28,170,443	28,170,443

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $246,221,950)	249,573,317
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47,537)
NET ASSETS - 100.0%	249,525,780

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	43,902,853	4,894,092	10,365,462	1,447,076	(687,782)	79,302	37,823,003	4,254,556
Fidelity International Bond Index Fund	7,652,075	3,264,559	2,492,130	261,249	(17,673)	40,792	8,447,623	908,347
Fidelity Long-Term Treasury Bond Index Fund	9,827,697	2,751,019	4,295,995	256,009	(718,340)	(124,586)	7,439,795	811,319
VIP Contrafund Portfolio - Initial Class	5,203,651	2,289,966	2,642,618	684,419	247,794	740,080	5,838,873	100,774
VIP Emerging Markets Portfolio - Initial Class	16,176,839	5,119,593	7,347,412	226,236	180,370	1,224,502	15,353,892	1,337,447
VIP Equity-Income Portfolio - Initial Class	4,219,682	2,364,479	2,157,703	347,711	69,592	267,812	4,763,862	179,160
VIP Government Money Market Portfolio - Initial Class	35,491,219	8,690,406	16,011,182	1,457,354	-	-	28,170,443	28,170,443
VIP Growth & Income Portfolio - Initial Class	5,800,472	2,745,982	2,805,820	506,897	175,308	618,163	6,534,105	213,882
VIP Growth Portfolio - Initial Class	8,617,574	4,906,481	4,261,316	2,097,005	306,673	107,394	9,676,806	99,823
VIP High Income Portfolio - Initial Class	4,507,789	468,335	2,146,147	181,762	41,439	155,893	3,027,309	641,379
VIP Investment Grade Bond II Portfolio - Initial Class	99,453,184	19,222,124	23,498,505	3,980,094	(763,831)	(1,491,765)	92,921,207	10,089,165
VIP Mid Cap Portfolio - Initial Class	1,320,626	719,036	601,964	187,434	36,245	25,901	1,499,844	39,932
VIP Overseas Portfolio - Initial Class	26,309,096	6,135,134	9,320,820	1,492,279	689,026	(746,150)	23,066,286	905,626
VIP Value Portfolio - Initial Class	2,942,935	1,772,092	1,388,011	361,556	65,415	(44,902)	3,347,529	176,186
VIP Value Strategies Portfolio - Initial Class	1,456,302	952,172	673,077	238,339	30,988	(103,645)	1,662,740	107,204
	272,881,994	66,295,470	90,008,162	13,725,420	(344,776)	748,791	249,573,317	48,035,243

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	149,658,937	149,658,937	-	-

Domestic Equity Funds	33,323,759	33,323,759	-	-

International Equity Funds	38,420,178	38,420,178	-	-

Money Market Funds	28,170,443	28,170,443	-	-
Total Investments in Securities:	249,573,317	249,573,317	-	-
VIP Freedom 2010 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $246,221,950)	$249,573,317

Total Investment in Securities (cost $246,221,950)		$249,573,317
Receivable for investments sold		766,726
Receivable for fund shares sold		10,282
Total assets		250,350,325
Liabilities
Payable for investments purchased	$676,389
Payable for fund shares redeemed	100,622
Distribution and service plan fees payable	47,534
Total liabilities		824,545
Net Assets		$249,525,780
Net Assets consist of:
Paid in capital		$244,680,693
Total accumulated earnings (loss)		4,845,087
Net Assets		$249,525,780

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($15,567,951 ÷ 1,353,686 shares)		$11.50
Service Class :
Net Asset Value, offering price and redemption price per share ($16,163,005 ÷ 1,407,616 shares)		$11.48
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($217,794,824 ÷ 19,117,289 shares)		$11.39
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$8,457,286
Expenses
Distribution and service plan fees	$590,641
Independent trustees' fees and expenses	689
Total expenses before reductions	591,330
Expense reductions	(1)
Total expenses after reductions		591,329
Net Investment income (loss)		7,865,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(344,776)
Capital gain distributions from underlying funds:
Affiliated issuers	5,268,134
Total net realized gain (loss)		4,923,358
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	748,791
Total change in net unrealized appreciation (depreciation)		748,791
Net gain (loss)		5,672,149
Net increase (decrease) in net assets resulting from operations		$13,538,106
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,865,957	$8,116,821
Net realized gain (loss)	4,923,358	(48,144)
Change in net unrealized appreciation (depreciation)	748,791	16,466,483
Net increase (decrease) in net assets resulting from operations	13,538,106	24,535,160
Distributions to shareholders	(8,877,417)	(29,955,899)

Share transactions - net increase (decrease)	(27,976,626)	(6,836,301)
Total increase (decrease) in net assets	(23,315,937)	(12,257,040)

Net Assets
Beginning of period	272,841,717	285,098,757
End of period	$249,525,780	$272,841,717

Financial Highlights
VIP Freedom 2010 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.33	$11.55	$14.45	$14.28	$13.42
Income from Investment Operations
Net investment income (loss) A,B	.37	.34	.30	.26	.18
Net realized and unrealized gain (loss)	.24	.70	(2.16)	.56	1.44
Total from investment operations	.61	1.04	(1.86)	.82	1.62
Distributions from net investment income	(.43)	(.46)	(.27)	(.15)	(.18)
Distributions from net realized gain	(.01)	(.80)	(.77)	(.50)	(.58)
Total distributions	(.44)	(1.26)	(1.04)	(.65)	(.76)
Net asset value, end of period	$11.50	$11.33	$11.55	$14.45	$14.28
Total Return C,D	5.38%	9.48%	(13.53)%	5.89%	12.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.21%	3.10%	2.47%	1.82%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$15,568	$17,668	$12,298	$16,685	$19,195
Portfolio turnover rate H	25%	21%	231%	29%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2010 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.31	$11.54	$14.43	$14.26	$13.40
Income from Investment Operations
Net investment income (loss) A,B	.36	.33	.29	.25	.16
Net realized and unrealized gain (loss)	.23	.68	(2.15)	.56	1.44
Total from investment operations	.59	1.01	(1.86)	.81	1.60
Distributions from net investment income	(.41)	(.44)	(.26)	(.14)	(.16)
Distributions from net realized gain	(.01)	(.80)	(.77)	(.50)	(.58)
Total distributions	(.42)	(1.24)	(1.03)	(.64)	(.74)
Net asset value, end of period	$11.48	$11.31	$11.54	$14.43	$14.26
Total Return C,D	5.26%	9.28%	(13.57)%	5.79%	12.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.11%	3.00%	2.37%	1.72%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$16,163	$19,596	$21,518	$27,360	$26,484
Portfolio turnover rate G	25%	21%	231%	29%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2010 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$11.46	$14.33	$14.17	$13.32
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.27	.22	.14
Net realized and unrealized gain (loss)	.23	.69	(2.13)	.56	1.43
Total from investment operations	.57	1.00	(1.86)	.78	1.57
Distributions from net investment income	(.40)	(.43)	(.24)	(.12)	(.14)
Distributions from net realized gain	(.01)	(.80)	(.77)	(.50)	(.58)
Total distributions	(.41)	(1.23)	(1.01)	(.62)	(.72)
Net asset value, end of period	$11.39	$11.23	$11.46	$14.33	$14.17
Total Return C,D	5.06%	9.18%	(13.66)%	5.60%	12.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.96%	2.85%	2.22%	1.57%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$217,795	$235,579	$251,283	$327,526	$317,773
Portfolio turnover rate G	25%	21%	231%	29%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 56.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	919,710	8,176,222
Fidelity International Bond Index Fund (a)	228,643	2,126,381
Fidelity Long-Term Treasury Bond Index Fund (a)	195,467	1,792,433
VIP High Income Portfolio - Initial Class (a)	149,503	705,653
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,165,536	19,944,584
TOTAL BOND FUNDS (Cost $35,062,510)		32,745,273

Domestic Equity Funds - 18.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	33,146	1,920,459
VIP Equity-Income Portfolio - Initial Class (a)	58,928	1,566,884
VIP Growth & Income Portfolio - Initial Class (a)	70,348	2,149,133
VIP Growth Portfolio - Initial Class (a)	32,833	3,182,794
VIP Mid Cap Portfolio - Initial Class (a)	13,134	493,313
VIP Value Portfolio - Initial Class (a)	57,950	1,101,042
VIP Value Strategies Portfolio - Initial Class (a)	35,261	546,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,174,564)		10,960,524

International Equity Funds - 19.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	367,005	4,213,215
VIP Overseas Portfolio - Initial Class (a)	269,746	6,870,432
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,434,905)		11,083,647

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,364,905)	4.33	3,364,905	3,364,905

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $49,036,884)	58,154,349
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,850)
NET ASSETS - 100.0%	58,148,499

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	9,341,789	1,855,511	2,879,414	306,891	(125,016)	(16,648)	8,176,222	919,710
Fidelity International Bond Index Fund	1,915,549	940,468	735,665	65,534	(28,415)	34,444	2,126,381	228,643
Fidelity Long-Term Treasury Bond Index Fund	2,300,409	830,103	1,136,492	59,778	(226,841)	25,254	1,792,433	195,467
VIP Contrafund Portfolio - Initial Class	1,791,452	775,463	968,514	226,597	254,333	67,725	1,920,459	33,146
VIP Emerging Markets Portfolio - Initial Class	4,338,412	1,666,243	2,143,884	62,496	112,570	239,874	4,213,215	367,005
VIP Equity-Income Portfolio - Initial Class	1,452,686	758,065	749,563	115,359	90,540	15,156	1,566,884	58,928
VIP Government Money Market Portfolio - Initial Class	4,679,020	1,782,723	3,096,838	167,529	-	-	3,364,905	3,364,905
VIP Growth & Income Portfolio - Initial Class	1,996,900	859,528	962,534	167,762	171,263	83,976	2,149,133	70,348
VIP Growth Portfolio - Initial Class	2,966,784	1,614,354	1,530,747	693,729	223,434	(91,031)	3,182,794	32,833
VIP High Income Portfolio - Initial Class	1,029,515	198,228	564,570	42,751	5,472	37,008	705,653	149,503
VIP Investment Grade Bond II Portfolio - Initial Class	20,864,630	6,140,938	6,526,436	861,872	(176,342)	(358,206)	19,944,584	-
VIP Mid Cap Portfolio - Initial Class	454,667	241,268	222,078	62,178	25,665	(6,209)	493,313	13,134
VIP Overseas Portfolio - Initial Class	7,655,851	2,190,679	2,914,640	446,951	385,001	(446,459)	6,870,432	269,746
VIP Value Portfolio - Initial Class	1,013,180	578,864	494,414	119,935	45,483	(42,071)	1,101,042	57,950
VIP Value Strategies Portfolio - Initial Class	501,376	318,588	247,355	78,962	24,125	(49,835)	546,899	35,261
	62,302,220	20,751,023	25,173,144	3,478,324	781,272	(507,022)	58,154,349	5,796,579

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	32,745,273	32,745,273	-	-

Domestic Equity Funds	10,960,524	10,960,524	-	-

International Equity Funds	11,083,647	11,083,647	-	-

Money Market Funds	3,364,905	3,364,905	-	-
Total Investments in Securities:	58,154,349	58,154,349	-	-
VIP Freedom 2015 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $49,036,884)	$58,154,349

Total Investment in Securities (cost $49,036,884)		$58,154,349
Receivable for investments sold		215,757
Receivable for fund shares sold		17,600
Total assets		58,387,706
Liabilities
Payable to custodian bank	$31
Payable for investments purchased	192,631
Payable for fund shares redeemed	40,687
Distribution and service plan fees payable	5,858
Total liabilities		239,207
Net Assets		$58,148,499
Net Assets consist of:
Paid in capital		$47,016,460
Total accumulated earnings (loss)		11,132,039
Net Assets		$58,148,499

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($23,392,345 ÷ 2,038,030 shares)		$11.48
Service Class :
Net Asset Value, offering price and redemption price per share ($12,187,387 ÷ 1,064,858 shares)		$11.45
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($22,568,767 ÷ 1,980,762 shares)		$11.39
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,768,277
Expenses
Distribution and service plan fees	$70,249
Independent trustees' fees and expenses	156
Total expenses before reductions	70,405
Expense reductions	(10)
Total expenses after reductions		70,395
Net Investment income (loss)		1,697,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	781,272
Capital gain distributions from underlying funds:
Affiliated issuers	1,710,047
Total net realized gain (loss)		2,491,319
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(507,022)
Total change in net unrealized appreciation (depreciation)		(507,022)
Net gain (loss)		1,984,297
Net increase (decrease) in net assets resulting from operations		$3,682,179
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,697,882	$1,707,988
Net realized gain (loss)	2,491,319	1,664,907
Change in net unrealized appreciation (depreciation)	(507,022)	2,980,827
Net increase (decrease) in net assets resulting from operations	3,682,179	6,353,722
Distributions to shareholders	(3,687,246)	(3,369,075)

Share transactions - net increase (decrease)	(4,144,040)	(3,755,098)
Total increase (decrease) in net assets	(4,149,107)	(770,451)

Net Assets
Beginning of period	62,297,606	63,068,057
End of period	$58,148,499	$62,297,606

Financial Highlights
VIP Freedom 2015 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.49	$10.95	$14.42	$14.12	$13.20
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.27	.25	.17
Net realized and unrealized gain (loss)	.38	.85	(2.21)	.81	1.57
Total from investment operations	.73	1.17	(1.94)	1.06	1.74
Distributions from net investment income	(.39)	(.41)	(.26)	(.16)	(.17)
Distributions from net realized gain	(.35)	(.22)	(1.26)	(.60)	(.65)
Total distributions	(.74)	(.63)	(1.53) C	(.76)	(.82)
Net asset value, end of period	$11.48	$11.49	$10.95	$14.42	$14.12
Total Return D,E	6.52%	10.95%	(14.60)%	7.69%	13.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.96%	2.90%	2.26%	1.75%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$23,392	$24,978	$21,474	$33,325	$35,010
Portfolio turnover rate I	35%	32%	73%	43%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$10.92	$14.38	$14.08	$13.17
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.25	.24	.16
Net realized and unrealized gain (loss)	.39	.85	(2.20)	.80	1.56
Total from investment operations	.72	1.16	(1.95)	1.04	1.72
Distributions from net investment income	(.37)	(.40)	(.25)	(.14)	(.16)
Distributions from net realized gain	(.35)	(.22)	(1.26)	(.60)	(.65)
Total distributions	(.73) C	(.62)	(1.51)	(.74)	(.81)
Net asset value, end of period	$11.45	$11.46	$10.92	$14.38	$14.08
Total Return D,E	6.43%	10.86%	(14.66)%	7.59%	13.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.86%	2.80%	2.16%	1.65%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$12,187	$12,904	$16,217	$20,808	$27,209
Portfolio turnover rate H	35%	32%	73%	43%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.88	$14.33	$14.04	$13.12
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.23	.21	.14
Net realized and unrealized gain (loss)	.38	.84	(2.19)	.80	1.57
Total from investment operations	.69	1.13	(1.96)	1.01	1.71
Distributions from net investment income	(.36)	(.38)	(.23)	(.12)	(.14)
Distributions from net realized gain	(.35)	(.22)	(1.26)	(.60)	(.65)
Total distributions	(.71)	(.60)	(1.49)	(.72)	(.79)
Net asset value, end of period	$11.39	$11.41	$10.88	$14.33	$14.04
Total Return C,D	6.21%	10.64%	(14.79)%	7.39%	13.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.71%	2.65%	2.01%	1.50%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$22,569	$24,415	$25,377	$37,143	$36,840
Portfolio turnover rate G	35%	32%	73%	43%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 52.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,006,036	71,173,664
Fidelity International Bond Index Fund (a)	2,291,509	21,311,031
Fidelity Long-Term Treasury Bond Index Fund (a)	2,028,337	18,599,851
VIP High Income Portfolio - Initial Class (a)	1,381,044	6,518,530
VIP Investment Grade Bond II Portfolio - Initial Class (a)	17,642,805	162,490,234
TOTAL BOND FUNDS (Cost $301,206,744)		280,093,310

Domestic Equity Funds - 24.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	395,699	22,926,822
VIP Equity-Income Portfolio - Initial Class (a)	703,502	18,706,116
VIP Growth & Income Portfolio - Initial Class (a)	839,838	25,657,037
VIP Growth Portfolio - Initial Class (a)	391,961	37,996,681
VIP Mid Cap Portfolio - Initial Class (a)	156,797	5,889,310
VIP Value Portfolio - Initial Class (a)	691,826	13,144,687
VIP Value Strategies Portfolio - Initial Class (a)	420,964	6,529,148
TOTAL DOMESTIC EQUITY FUNDS (Cost $57,336,119)		130,849,801

International Equity Funds - 22.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,895,944	44,725,435
VIP Overseas Portfolio - Initial Class (a)	3,037,788	77,372,468
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,956,586)		122,097,903

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,991,714)	4.33	3,991,714	3,991,713

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $439,491,163)	537,032,727
NET OTHER ASSETS (LIABILITIES) - 0.0%	(81,305)
NET ASSETS - 100.0%	536,951,422

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	493,474	493,474	73	-	-	-	-	0.0%
Total	-	493,474	493,474	73	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	80,294,782	13,297,398	21,291,257	2,701,501	(886,080)	(241,179)	71,173,664	8,006,036
Fidelity International Bond Index Fund	19,369,102	8,398,379	6,554,796	668,525	4,059	94,287	21,311,031	2,291,509
Fidelity Long-Term Treasury Bond Index Fund	21,724,310	10,236,109	11,443,550	644,086	(1,028,893)	(888,125)	18,599,851	2,028,337
VIP Contrafund Portfolio - Initial Class	22,203,724	7,614,195	10,945,875	2,682,500	3,033,719	1,021,059	22,926,822	395,699
VIP Emerging Markets Portfolio - Initial Class	46,179,241	14,604,051	19,813,232	657,884	814,945	2,940,430	44,725,435	3,895,944
VIP Equity-Income Portfolio - Initial Class	18,004,849	7,505,369	8,184,291	1,369,247	796,684	583,505	18,706,116	703,502
VIP Government Money Market Portfolio - Initial Class	11,551,535	6,847,000	14,406,822	167,044	-	-	3,991,713	3,991,714
VIP Growth & Income Portfolio - Initial Class	24,749,954	8,265,927	10,577,531	1,990,210	2,327,686	891,001	25,657,037	839,838
VIP Growth Portfolio - Initial Class	36,771,285	16,346,397	17,049,307	8,218,512	2,025,342	(97,036)	37,996,681	391,961
VIP High Income Portfolio - Initial Class	9,542,272	1,488,141	4,931,488	391,599	107,000	312,605	6,518,530	1,381,044
VIP Investment Grade Bond II Portfolio - Initial Class	176,191,286	38,867,137	48,630,694	6,965,290	(1,009,232)	(2,928,263)	162,490,234	17,642,805
VIP Mid Cap Portfolio - Initial Class	5,635,427	2,444,980	2,459,146	739,261	351,157	(83,108)	5,889,310	156,797
VIP Overseas Portfolio - Initial Class	86,285,319	19,803,955	28,153,259	4,994,225	4,153,841	(4,717,388)	77,372,468	3,037,788
VIP Value Portfolio - Initial Class	12,557,849	5,926,648	5,433,393	1,428,925	759,670	(666,087)	13,144,687	691,826
VIP Value Strategies Portfolio - Initial Class	6,214,377	3,336,786	2,743,625	937,050	377,951	(656,341)	6,529,148	420,964
	577,275,312	164,982,472	212,618,266	34,555,859	11,827,849	(4,434,640)	537,032,727	45,875,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	280,093,310	280,093,310	-	-

Domestic Equity Funds	130,849,801	130,849,801	-	-

International Equity Funds	122,097,903	122,097,903	-	-

Money Market Funds	3,991,713	3,991,713	-	-
Total Investments in Securities:	537,032,727	537,032,727	-	-
VIP Freedom 2020 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $439,491,163)	$537,032,727

Total Investment in Securities (cost $439,491,163)		$537,032,727
Receivable for investments sold		3,111,583
Receivable for fund shares sold		42,894
Total assets		540,187,204
Liabilities
Payable to custodian bank	$68
Payable for investments purchased	2,210,718
Payable for fund shares redeemed	943,695
Distribution and service plan fees payable	81,301
Total liabilities		3,235,782
Net Assets		$536,951,422
Net Assets consist of:
Paid in capital		$414,207,402
Total accumulated earnings (loss)		122,744,020
Net Assets		$536,951,422

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($80,739,755 ÷ 6,359,042 shares)		$12.70
Service Class :
Net Asset Value, offering price and redemption price per share ($124,110,861 ÷ 9,818,647 shares)		$12.64
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($332,100,806 ÷ 26,388,053 shares)		$12.59
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$14,502,958
Income from Fidelity Central Funds		73
Total income		14,503,031
Expenses
Distribution and service plan fees	$1,011,644
Independent trustees' fees and expenses	1,466
Total expenses before reductions	1,013,110
Expense reductions	(4)
Total expenses after reductions		1,013,106
Net Investment income (loss)		13,489,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	11,827,849
Capital gain distributions from underlying funds:
Affiliated issuers	20,052,901
Total net realized gain (loss)		31,880,750
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(4,434,640)
Total change in net unrealized appreciation (depreciation)		(4,434,640)
Net gain (loss)		27,446,110
Net increase (decrease) in net assets resulting from operations		$40,936,035
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,489,925	$13,510,865
Net realized gain (loss)	31,880,750	16,128,265
Change in net unrealized appreciation (depreciation)	(4,434,640)	35,813,659
Net increase (decrease) in net assets resulting from operations	40,936,035	65,452,789
Distributions to shareholders	(30,855,896)	(21,127,196)

Share transactions - net increase (decrease)	(50,321,719)	(32,060,845)
Total increase (decrease) in net assets	(40,241,580)	12,264,748

Net Assets
Beginning of period	577,193,002	564,928,254
End of period	$536,951,422	$577,193,002

Financial Highlights
VIP Freedom 2020 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$11.56	$15.42	$15.03	$14.01
Income from Investment Operations
Net investment income (loss) A,B	.33	.31	.28	.27	.17
Net realized and unrealized gain (loss)	.61	1.10	(2.51)	1.11	1.84
Total from investment operations	.94	1.41	(2.23)	1.38	2.01
Distributions from net investment income	(.38)	(.39)	(.27)	(.17)	(.18)
Distributions from net realized gain	(.36)	(.08)	(1.36)	(.81)	(.80)
Total distributions	(.74)	(.47)	(1.63)	(.99) C	(.99) C
Net asset value, end of period	$12.70	$12.50	$11.56	$15.42	$15.03
Total Return D,E	7.71%	12.40%	(15.69)%	9.47%	15.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.57%	2.60%	2.26%	1.77%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$80,740	$85,393	$63,227	$82,875	$80,503
Portfolio turnover rate I	29%	27%	121%	34%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.45	$11.51	$15.37	$14.97	$13.96
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.27	.25	.16
Net realized and unrealized gain (loss)	.60	1.10	(2.52)	1.12	1.82
Total from investment operations	.92	1.40	(2.25)	1.37	1.98
Distributions from net investment income	(.36)	(.38)	(.26)	(.16)	(.17)
Distributions from net realized gain	(.36)	(.08)	(1.36)	(.81)	(.80)
Total distributions	(.73) C	(.46)	(1.61) C	(.97)	(.97)
Net asset value, end of period	$12.64	$12.45	$11.51	$15.37	$14.97
Total Return D,E	7.55%	12.34%	(15.83)%	9.47%	14.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.47%	2.50%	2.16%	1.67%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$124,111	$125,938	$129,176	$167,097	$178,229
Portfolio turnover rate H	29%	27%	121%	34%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.46	$15.31	$14.92	$13.92
Income from Investment Operations
Net investment income (loss) A,B	.30	.28	.25	.23	.14
Net realized and unrealized gain (loss)	.59	1.10	(2.51)	1.11	1.81
Total from investment operations	.89	1.38	(2.26)	1.34	1.95
Distributions from net investment income	(.34)	(.36)	(.24)	(.13)	(.14)
Distributions from net realized gain	(.36)	(.08)	(1.36)	(.81)	(.80)
Total distributions	(.70)	(.44)	(1.59) C	(.95) C	(.95) C
Net asset value, end of period	$12.59	$12.40	$11.46	$15.31	$14.92
Total Return D,E	7.40%	12.22%	(15.97)%	9.26%	14.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.32%	2.35%	2.01%	1.51%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$332,101	$365,862	$372,526	$508,713	$522,637
Portfolio turnover rate H	29%	27%	121%	34%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 44.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,288,486	47,014,642
Fidelity International Bond Index Fund (a)	1,665,877	15,492,655
Fidelity Long-Term Treasury Bond Index Fund (a)	2,977,970	27,307,986
VIP High Income Portfolio - Initial Class (a)	1,006,537	4,750,857
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,630,338	79,485,409
TOTAL BOND FUNDS (Cost $188,502,719)		174,051,549

Domestic Equity Funds - 29.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	347,723	20,147,098
VIP Equity-Income Portfolio - Initial Class (a)	618,214	16,438,299
VIP Growth & Income Portfolio - Initial Class (a)	738,021	22,546,540
VIP Growth Portfolio - Initial Class (a)	344,437	33,389,766
VIP Mid Cap Portfolio - Initial Class (a)	137,790	5,175,374
VIP Value Portfolio - Initial Class (a)	607,956	11,551,167
VIP Value Strategies Portfolio - Initial Class (a)	369,930	5,737,612
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,614,168)		114,985,856

International Equity Funds - 26.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,163,659	36,318,807
VIP Overseas Portfolio - Initial Class (a)	2,591,962	66,017,272
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $83,891,738)		102,336,079

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $345,008,625)	391,373,484
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39,253)
NET ASSETS - 100.0%	391,334,231

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	45,960,157	15,829,524	13,993,162	1,756,053	(542,789)	(239,088)	47,014,642	5,288,486
Fidelity International Bond Index Fund	13,026,169	7,751,717	5,348,912	467,347	(174,547)	238,228	15,492,655	1,665,877
Fidelity Long-Term Treasury Bond Index Fund	21,236,859	18,178,501	9,761,318	860,995	(834,372)	(1,511,684)	27,307,986	2,977,970
VIP Contrafund Portfolio - Initial Class	17,851,037	8,028,212	8,866,032	2,363,189	606,176	2,527,705	20,147,098	347,723
VIP Emerging Markets Portfolio - Initial Class	34,002,026	14,873,608	15,266,727	531,811	246,859	2,463,041	36,318,807	3,163,659
VIP Equity-Income Portfolio - Initial Class	14,475,187	7,428,026	6,491,331	1,202,413	122,778	903,639	16,438,299	618,214
VIP Government Money Market Portfolio - Initial Class	-	1,076,462	1,076,462	4,357	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	19,898,021	8,614,268	8,472,965	1,746,477	195,321	2,311,895	22,546,540	738,021
VIP Growth Portfolio - Initial Class	29,563,106	16,566,828	13,792,863	7,213,332	608,517	444,178	33,389,766	344,437
VIP High Income Portfolio - Initial Class	6,341,779	1,751,294	3,617,686	287,935	(151,197)	426,667	4,750,857	1,006,537
VIP Investment Grade Bond II Portfolio - Initial Class	95,810,293	26,969,440	41,091,013	3,433,702	(1,084,528)	(1,118,783)	79,485,409	8,630,338
VIP Mid Cap Portfolio - Initial Class	4,530,824	2,506,469	2,040,858	643,435	104,222	74,717	5,175,374	137,790
VIP Overseas Portfolio - Initial Class	65,800,781	23,351,382	21,981,089	4,253,957	149,790	(1,303,592)	66,017,272	2,591,962
VIP Value Portfolio - Initial Class	10,096,260	5,876,929	4,431,995	1,238,350	146,375	(136,402)	11,551,167	607,956
VIP Value Strategies Portfolio - Initial Class	4,996,294	3,296,890	2,274,772	820,047	91,629	(372,429)	5,737,612	369,930
	383,588,793	162,099,550	158,507,185	26,823,400	(515,766)	4,708,092	391,373,484	28,488,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	174,051,549	174,051,549	-	-

Domestic Equity Funds	114,985,856	114,985,856	-	-

International Equity Funds	102,336,079	102,336,079	-	-
Total Investments in Securities:	391,373,484	391,373,484	-	-
VIP Freedom 2025 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $345,008,625)	$391,373,484

Total Investment in Securities (cost $345,008,625)		$391,373,484
Receivable for investments sold		2,639,098
Receivable for fund shares sold		43,078
Total assets		394,055,660
Liabilities
Payable to custodian bank	$37
Payable for investments purchased	1,519,300
Payable for fund shares redeemed	1,162,838
Distribution and service plan fees payable	39,254
Total liabilities		2,721,429
Net Assets		$391,334,231
Net Assets consist of:
Paid in capital		$333,996,250
Total accumulated earnings (loss)		57,337,981
Net Assets		$391,334,231

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($94,275,364 ÷ 5,887,082 shares)		$16.01
Service Class :
Net Asset Value, offering price and redemption price per share ($190,259,498 ÷ 11,925,885 shares)		$15.95
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($106,799,369 ÷ 6,739,060 shares)		$15.85
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$9,326,422
Expenses
Distribution and service plan fees	$460,650
Independent trustees' fees and expenses	1,002
Total expenses before reductions	461,652
Expense reductions	(169)
Total expenses after reductions		461,483
Net Investment income (loss)		8,864,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(515,766)
Capital gain distributions from underlying funds:
Affiliated issuers	17,496,978
Total net realized gain (loss)		16,981,212
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,708,092
Total change in net unrealized appreciation (depreciation)		4,708,092
Net gain (loss)		21,689,304
Net increase (decrease) in net assets resulting from operations		$30,554,243
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,864,939	$8,168,556
Net realized gain (loss)	16,981,212	1,913,349
Change in net unrealized appreciation (depreciation)	4,708,092	34,621,437
Net increase (decrease) in net assets resulting from operations	30,554,243	44,703,342
Distributions to shareholders	(10,214,778)	(9,580,605)

Share transactions - net increase (decrease)	(12,560,504)	24,596,927
Total increase (decrease) in net assets	7,778,961	59,719,664

Net Assets
Beginning of period	383,555,270	323,835,606
End of period	$391,334,231	$383,555,270

Financial Highlights
VIP Freedom 2025 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.17	$13.73	$17.82	$16.84	$15.34
Income from Investment Operations
Net investment income (loss) A,B	.38	.37	.32	.32	.20
Net realized and unrealized gain (loss)	.90	1.49	(3.10)	1.47	2.16
Total from investment operations	1.28	1.86	(2.78)	1.79	2.36
Distributions from net investment income	(.41)	(.42)	(.31)	(.19)	(.19)
Distributions from net realized gain	(.03)	-	(1.00)	(.62)	(.67)
Total distributions	(.44)	(.42)	(1.31)	(.81)	(.86)
Net asset value, end of period	$16.01	$15.17	$13.73	$17.82	$16.84
Total Return C,D	8.47%	13.62%	(16.43)%	10.83%	15.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.39%	2.53%	2.19%	1.82%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$94,275	$92,164	$45,943	$59,715	$55,624
Portfolio turnover rate H	41%	34%	73%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.11	$13.68	$17.76	$16.79	$15.30
Income from Investment Operations
Net investment income (loss) A,B	.37	.35	.30	.30	.18
Net realized and unrealized gain (loss)	.90	1.48	(3.08)	1.46	2.15
Total from investment operations	1.27	1.83	(2.78)	1.76	2.33
Distributions from net investment income	(.39)	(.40)	(.29)	(.17)	(.18)
Distributions from net realized gain	(.03)	-	(1.00)	(.62)	(.67)
Total distributions	(.43) C	(.40)	(1.30) C	(.79)	(.84) C
Net asset value, end of period	$15.95	$15.11	$13.68	$17.76	$16.79
Total Return D,E	8.40%	13.48%	(16.51)%	10.71%	15.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.29%	2.43%	2.09%	1.72%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$190,259	$183,294	$174,000	$199,248	$147,904
Portfolio turnover rate H	41%	34%	73%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.01	$13.59	$17.65	$16.69	$15.21
Income from Investment Operations
Net investment income (loss) A,B	.34	.33	.28	.27	.16
Net realized and unrealized gain (loss)	.90	1.47	(3.07)	1.46	2.14
Total from investment operations	1.24	1.80	(2.79)	1.73	2.30
Distributions from net investment income	(.37)	(.38)	(.27)	(.15)	(.15)
Distributions from net realized gain	(.03)	-	(1.00)	(.62)	(.67)
Total distributions	(.40)	(.38)	(1.27)	(.77)	(.82)
Net asset value, end of period	$15.85	$15.01	$13.59	$17.65	$16.69
Total Return C,D	8.28%	13.32%	(16.64)%	10.55%	15.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.14%	2.28%	1.94%	1.57%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$106,799	$108,097	$103,892	$130,746	$112,114
Portfolio turnover rate G	41%	34%	73%	32%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,353,787	65,375,169
Fidelity International Bond Index Fund (a)	2,909,650	27,059,742
Fidelity Long-Term Treasury Bond Index Fund (a)	6,332,265	58,066,871
VIP High Income Portfolio - Initial Class (a)	2,018,674	9,528,143
VIP Investment Grade Bond II Portfolio - Initial Class (a)	14,939,602	137,593,733
TOTAL BOND FUNDS (Cost $321,622,405)		297,623,658

Domestic Equity Funds - 33.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	790,551	45,804,499
VIP Equity-Income Portfolio - Initial Class (a)	1,405,491	37,371,996
VIP Growth & Income Portfolio - Initial Class (a)	1,677,878	51,259,178
VIP Growth Portfolio - Initial Class (a)	783,082	75,912,005
VIP Mid Cap Portfolio - Initial Class (a)	313,261	11,766,086
VIP Value Portfolio - Initial Class (a)	1,382,167	26,261,181
VIP Value Strategies Portfolio - Initial Class (a)	841,023	13,044,270
TOTAL DOMESTIC EQUITY FUNDS (Cost $169,379,831)		261,419,215

International Equity Funds - 28.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	6,878,812	78,968,760
VIP Overseas Portfolio - Initial Class (a)	5,765,348	146,843,425
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $188,286,747)		225,812,185

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $679,288,983)	784,855,058
NET OTHER ASSETS (LIABILITIES) - 0.0%	(79,576)
NET ASSETS - 100.0%	784,775,482

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	58,286,708	21,894,240	13,733,466	2,414,010	(444,787)	(627,526)	65,375,169	7,353,787
Fidelity International Bond Index Fund	20,292,078	13,884,647	7,199,530	780,028	(123,273)	205,820	27,059,742	2,909,650
Fidelity Long-Term Treasury Bond Index Fund	41,790,891	35,789,557	14,686,623	1,778,975	(1,321,627)	(3,505,327)	58,066,871	6,332,265
VIP Contrafund Portfolio - Initial Class	37,570,860	16,507,056	14,958,995	5,304,260	811,466	5,874,112	45,804,499	790,551
VIP Emerging Markets Portfolio - Initial Class	67,536,911	29,264,523	23,445,617	1,139,611	503,403	5,109,540	78,968,760	6,878,812
VIP Equity-Income Portfolio - Initial Class	30,465,655	15,401,630	10,636,079	2,697,773	164,534	1,976,256	37,371,996	1,405,491
VIP Government Money Market Portfolio - Initial Class	-	2,087,556	2,087,556	8,500	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	41,879,004	17,616,957	13,612,993	3,914,935	148,645	5,227,565	51,259,178	1,677,878
VIP Growth Portfolio - Initial Class	62,221,215	34,705,061	22,870,780	16,167,946	580,123	1,276,386	75,912,005	783,082
VIP High Income Portfolio - Initial Class	11,622,459	3,192,877	5,807,776	571,315	(128,451)	649,034	9,528,143	2,018,674
VIP Investment Grade Bond II Portfolio - Initial Class	156,120,087	44,470,495	59,228,526	5,868,163	(1,431,339)	(2,336,984)	137,593,733	14,939,602
VIP Mid Cap Portfolio - Initial Class	9,536,049	5,214,394	3,331,184	1,438,657	195,127	151,700	11,766,086	313,261
VIP Overseas Portfolio - Initial Class	133,904,853	46,083,169	30,009,773	9,338,494	576,317	(3,711,141)	146,843,425	5,765,348
VIP Value Portfolio - Initial Class	21,249,584	12,399,823	7,336,272	2,766,290	245,754	(297,708)	26,261,181	1,382,167
VIP Value Strategies Portfolio - Initial Class	10,515,711	6,916,624	3,722,667	1,836,921	145,947	(811,345)	13,044,270	841,023
	702,992,065	305,428,609	232,667,837	56,025,878	(78,161)	9,180,382	784,855,058	53,391,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	297,623,658	297,623,658	-	-

Domestic Equity Funds	261,419,215	261,419,215	-	-

International Equity Funds	225,812,185	225,812,185	-	-
Total Investments in Securities:	784,855,058	784,855,058	-	-
VIP Freedom 2030 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $679,288,983)	$784,855,058

Total Investment in Securities (cost $679,288,983)		$784,855,058
Receivable for investments sold		4,313,385
Receivable for fund shares sold		1,204,860
Total assets		790,373,303
Liabilities
Payable to custodian bank	$177
Payable for investments purchased	4,238,374
Payable for fund shares redeemed	1,279,698
Distribution and service plan fees payable	79,572
Total liabilities		5,597,821
Net Assets		$784,775,482
Net Assets consist of:
Paid in capital		$652,355,686
Total accumulated earnings (loss)		132,419,796
Net Assets		$784,775,482

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($189,257,692 ÷ 11,544,257 shares)		$16.39
Service Class :
Net Asset Value, offering price and redemption price per share ($369,233,467 ÷ 22,597,402 shares)		$16.34
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($226,284,323 ÷ 13,910,161 shares)		$16.27
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$16,952,857
Expenses
Distribution and service plan fees	$919,573
Independent trustees' fees and expenses	1,923
Total expenses before reductions	921,496
Expense reductions	(150)
Total expenses after reductions		921,346
Net Investment income (loss)		16,031,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(78,161)
Capital gain distributions from underlying funds:
Affiliated issuers	39,073,021
Total net realized gain (loss)		38,994,860
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	9,180,382
Total change in net unrealized appreciation (depreciation)		9,180,382
Net gain (loss)		48,175,242
Net increase (decrease) in net assets resulting from operations		$64,206,753
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,031,511	$13,839,719
Net realized gain (loss)	38,994,860	9,900,140
Change in net unrealized appreciation (depreciation)	9,180,382	63,539,585
Net increase (decrease) in net assets resulting from operations	64,206,753	87,279,444
Distributions to shareholders	(18,336,552)	(15,442,922)

Share transactions - net increase (decrease)	35,981,736	44,480,083
Total increase (decrease) in net assets	81,851,937	116,316,605

Net Assets
Beginning of period	702,923,545	586,606,940
End of period	$784,775,482	$702,923,545

Financial Highlights
VIP Freedom 2030 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.36	$13.72	$17.93	$16.83	$15.28
Income from Investment Operations
Net investment income (loss) A,B	.37	.34	.29	.31	.19
Net realized and unrealized gain (loss)	1.07	1.67	(3.16)	1.72	2.28
Total from investment operations	1.44	2.01	(2.87)	2.03	2.47
Distributions from net investment income	(.38)	(.37)	(.29)	(.19)	(.19)
Distributions from net realized gain	(.04)	-	(1.05)	(.74)	(.74)
Total distributions	(.41) C	(.37)	(1.34)	(.93)	(.92) C
Net asset value, end of period	$16.39	$15.36	$13.72	$17.93	$16.83
Total Return D,E	9.41%	14.70%	(16.87)%	12.37%	16.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.25%	2.33%	1.96%	1.77%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$189,258	$162,784	$116,986	$138,193	$113,727
Portfolio turnover rate I	31%	26%	76%	28%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.31	$13.68	$17.88	$16.79	$15.25
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.27	.29	.18
Net realized and unrealized gain (loss)	1.08	1.66	(3.14)	1.72	2.27
Total from investment operations	1.43	1.98	(2.87)	2.01	2.45
Distributions from net investment income	(.36)	(.35)	(.28)	(.18)	(.17)
Distributions from net realized gain	(.04)	-	(1.05)	(.74)	(.74)
Total distributions	(.40)	(.35)	(1.33)	(.92)	(.91)
Net asset value, end of period	$16.34	$15.31	$13.68	$17.88	$16.79
Total Return C,D	9.34%	14.56%	(16.94)%	12.24%	16.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.15%	2.23%	1.86%	1.67%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$369,233	$319,543	$271,187	$294,595	$225,149
Portfolio turnover rate G	31%	26%	76%	28%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.25	$13.62	$17.81	$16.73	$15.19
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.25	.27	.16
Net realized and unrealized gain (loss)	1.06	1.66	(3.14)	1.70	2.26
Total from investment operations	1.39	1.96	(2.89)	1.97	2.42
Distributions from net investment income	(.33)	(.33)	(.26)	(.15)	(.15)
Distributions from net realized gain	(.04)	-	(1.05)	(.74)	(.74)
Total distributions	(.37)	(.33)	(1.30) C	(.89)	(.88) C
Net asset value, end of period	$16.27	$15.25	$13.62	$17.81	$16.73
Total Return D,E	9.14%	14.46%	(17.09)%	12.07%	16.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.00%	2.08%	1.71%	1.52%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$226,284	$220,596	$198,433	$243,043	$193,997
Portfolio turnover rate H	31%	26%	76%	28%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 28.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,722,398	15,312,116
Fidelity International Bond Index Fund (a)	1,177,909	10,954,552
Fidelity Long-Term Treasury Bond Index Fund (a)	3,180,668	29,166,730
VIP High Income Portfolio - Initial Class (a)	959,466	4,528,679
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,921,543	45,327,408
TOTAL BOND FUNDS (Cost $112,157,635)		105,289,485

Domestic Equity Funds - 39.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	441,195	25,562,817
VIP Equity-Income Portfolio - Initial Class (a)	784,402	20,857,239
VIP Growth & Income Portfolio - Initial Class (a)	936,415	28,607,468
VIP Growth Portfolio - Initial Class (a)	437,026	42,365,299
VIP Mid Cap Portfolio - Initial Class (a)	174,830	6,566,603
VIP Value Portfolio - Initial Class (a)	771,390	14,656,408
VIP Value Strategies Portfolio - Initial Class (a)	469,379	7,280,062
TOTAL DOMESTIC EQUITY FUNDS (Cost $115,996,717)		145,895,896

International Equity Funds - 32.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,643,572	41,828,206
VIP Overseas Portfolio - Initial Class (a)	3,140,052	79,977,130
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $113,170,977)		121,805,336

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $341,325,329)	372,990,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	(45,021)
NET ASSETS - 100.0%	372,945,696

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	11,336,840	8,809,902	4,587,174	550,059	(367,202)	119,750	15,312,116	1,722,398
Fidelity International Bond Index Fund	7,204,463	6,763,887	3,030,256	296,672	(84,713)	101,171	10,954,552	1,177,909
Fidelity Long-Term Treasury Bond Index Fund	19,284,316	19,261,368	7,068,595	853,511	(311,163)	(1,999,196)	29,166,730	3,180,668
VIP Contrafund Portfolio - Initial Class	19,888,473	10,968,860	8,722,516	2,940,342	202,545	3,225,455	25,562,817	441,195
VIP Emerging Markets Portfolio - Initial Class	33,040,517	18,316,266	12,203,684	598,087	412,078	2,263,029	41,828,206	3,643,572
VIP Equity-Income Portfolio - Initial Class	16,127,207	9,849,724	6,203,293	1,494,728	109,700	973,901	20,857,239	784,402
VIP Government Money Market Portfolio - Initial Class	-	940,064	940,064	3,814	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	22,168,948	11,636,264	7,980,627	2,166,906	67,134	2,715,749	28,607,468	936,415
VIP Growth Portfolio - Initial Class	32,937,468	22,302,722	13,483,222	8,948,274	114,201	494,130	42,365,299	437,026
VIP High Income Portfolio - Initial Class	5,010,573	2,107,651	2,815,361	268,547	(91,375)	317,191	4,528,679	959,466
VIP Investment Grade Bond II Portfolio - Initial Class	46,396,638	23,781,740	23,564,302	1,896,322	(587,812)	(698,856)	45,327,408	4,921,543
VIP Mid Cap Portfolio - Initial Class	5,048,090	3,276,473	1,916,164	793,364	76,899	81,305	6,566,603	174,830
VIP Overseas Portfolio - Initial Class	67,809,730	30,597,052	16,365,161	5,037,084	88,978	(2,153,469)	79,977,130	3,140,052
VIP Value Portfolio - Initial Class	11,248,764	7,685,779	4,206,693	1,523,807	130,376	(201,818)	14,656,408	771,390
VIP Value Strategies Portfolio - Initial Class	5,566,689	4,246,035	2,142,575	1,015,534	74,683	(464,770)	7,280,062	469,379
	303,068,716	180,543,787	115,229,687	28,387,051	(165,671)	4,773,572	372,990,717	22,760,245

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	105,289,485	105,289,485	-	-

Domestic Equity Funds	145,895,896	145,895,896	-	-

International Equity Funds	121,805,336	121,805,336	-	-
Total Investments in Securities:	372,990,717	372,990,717	-	-
VIP Freedom 2035 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $341,325,329)	$372,990,717

Total Investment in Securities (cost $341,325,329)		$372,990,717
Receivable for investments sold		2,188,539
Receivable for fund shares sold		377,306
Total assets		375,556,562
Liabilities
Payable for investments purchased	$2,364,688
Payable for fund shares redeemed	201,150
Distribution and service plan fees payable	45,028
Total liabilities		2,610,866
Net Assets		$372,945,696
Net Assets consist of:
Paid in capital		$325,402,925
Total accumulated earnings (loss)		47,542,771
Net Assets		$372,945,696

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($51,996,361 ÷ 1,863,734 shares)		$27.90
Service Class :
Net Asset Value, offering price and redemption price per share ($180,271,357 ÷ 6,484,473 shares)		$27.80
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($140,677,978 ÷ 5,096,240 shares)		$27.60
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$6,860,858
Expenses
Distribution and service plan fees	$494,624
Independent trustees' fees and expenses	857
Total expenses before reductions	495,481
Expense reductions	(18)
Total expenses after reductions		495,463
Net Investment income (loss)		6,365,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(165,671)
Capital gain distributions from underlying funds:
Affiliated issuers	21,526,193
Total net realized gain (loss)		21,360,522
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,773,572
Total change in net unrealized appreciation (depreciation)		4,773,572
Net gain (loss)		26,134,094
Net increase (decrease) in net assets resulting from operations		$32,499,489
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,365,395	$4,927,105
Net realized gain (loss)	21,360,522	3,653,251
Change in net unrealized appreciation (depreciation)	4,773,572	31,369,275
Net increase (decrease) in net assets resulting from operations	32,499,489	39,949,631
Distributions to shareholders	(11,041,046)	(5,500,228)

Share transactions - net increase (decrease)	48,454,817	52,953,517
Total increase (decrease) in net assets	69,913,260	87,402,920

Net Assets
Beginning of period	303,032,436	215,629,516
End of period	$372,945,696	$303,032,436

Financial Highlights
VIP Freedom 2035 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.99	$22.71	$30.05	$27.34	$24.35
Income from Investment Operations
Net investment income (loss) A,B	.56	.51	.40	.45	.28
Net realized and unrealized gain (loss)	2.28	3.30	(5.43)	3.69	4.01
Total from investment operations	2.84	3.81	(5.03)	4.14	4.29
Distributions from net investment income	(.53)	(.48)	(.42)	(.30)	(.27)
Distributions from net realized gain	(.40)	(.05)	(1.89)	(1.13)	(1.04)
Total distributions	(.93)	(.53)	(2.31)	(1.43)	(1.30) C
Net asset value, end of period	$27.90	$25.99	$22.71	$30.05	$27.34
Total Return D,E	11.03%	16.85%	(17.69)%	15.46%	18.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.02%	2.10%	1.68%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$51,996	$39,129	$18,619	$17,426	$17,852
Portfolio turnover rate I	34%	26%	49%	34%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.90	$22.64	$29.96	$27.27	$24.30
Income from Investment Operations
Net investment income (loss) A,B	.53	.49	.38	.42	.26
Net realized and unrealized gain (loss)	2.27	3.28	(5.42)	3.67	3.99
Total from investment operations	2.80	3.77	(5.04)	4.09	4.25
Distributions from net investment income	(.50)	(.46)	(.40)	(.27)	(.25)
Distributions from net realized gain	(.40)	(.05)	(1.89)	(1.13)	(1.04)
Total distributions	(.90)	(.51)	(2.28) C	(1.40)	(1.28) C
Net asset value, end of period	$27.80	$25.90	$22.64	$29.96	$27.27
Total Return D,E	10.93%	16.71%	(17.75)%	15.32%	18.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.92%	2.00%	1.58%	1.43%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$180,271	$141,514	$98,376	$82,275	$51,598
Portfolio turnover rate H	34%	26%	49%	34%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.72	$22.49	$29.78	$27.11	$24.17
Income from Investment Operations
Net investment income (loss) A,B	.49	.45	.34	.37	.22
Net realized and unrealized gain (loss)	2.25	3.25	(5.38)	3.66	3.97
Total from investment operations	2.74	3.70	(5.04)	4.03	4.19
Distributions from net investment income	(.46)	(.42)	(.36)	(.23)	(.21)
Distributions from net realized gain	(.40)	(.05)	(1.89)	(1.13)	(1.04)
Total distributions	(.86)	(.47)	(2.25)	(1.36)	(1.25)
Net asset value, end of period	$27.60	$25.72	$22.49	$29.78	$27.11
Total Return C,D	10.77%	16.53%	(17.89)%	15.18%	17.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.77%	1.85%	1.43%	1.28%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$140,678	$122,389	$98,634	$113,228	$87,124
Portfolio turnover rate G	34%	26%	49%	34%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 13.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	563,716	5,011,433
Fidelity International Bond Index Fund (a)	856,330	7,963,874
Fidelity Long-Term Treasury Bond Index Fund (a)	3,030,541	27,790,061
VIP High Income Portfolio - Initial Class (a)	900,345	4,249,628
VIP Investment Grade Bond II Portfolio - Initial Class (a)	311,785	2,871,539
TOTAL BOND FUNDS (Cost $52,439,870)		47,886,535

Domestic Equity Funds - 47.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	506,183	29,328,261
VIP Equity-Income Portfolio - Initial Class (a)	899,963	23,930,024
VIP Growth & Income Portfolio - Initial Class (a)	1,074,370	32,821,997
VIP Growth Portfolio - Initial Class (a)	501,400	48,605,670
VIP Mid Cap Portfolio - Initial Class (a)	200,586	7,534,013
VIP Value Portfolio - Initial Class (a)	885,036	16,815,680
VIP Value Strategies Portfolio - Initial Class (a)	538,527	8,352,561
TOTAL DOMESTIC EQUITY FUNDS (Cost $130,940,481)		167,388,206

International Equity Funds - 38.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,947,136	45,313,121
VIP Overseas Portfolio - Initial Class (a)	3,508,618	89,364,488
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $124,416,049)		134,677,609

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $307,796,400)	349,952,350
NET OTHER ASSETS (LIABILITIES) - 0.0%	(29,599)
NET ASSETS - 100.0%	349,922,751

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	6,013,100	3,029,696	3,979,919	227,992	(264,049)	212,605	5,011,433	563,716
Fidelity International Bond Index Fund	3,956,871	6,282,477	2,260,192	194,766	(73,681)	58,399	7,963,874	856,330
Fidelity Long-Term Treasury Bond Index Fund	17,177,919	18,985,529	6,139,306	777,459	(293,633)	(1,940,448)	27,790,061	3,030,541
VIP Contrafund Portfolio - Initial Class	22,520,261	11,557,980	8,799,134	3,410,856	159,577	3,889,577	29,328,261	506,183
VIP Emerging Markets Portfolio - Initial Class	34,971,639	19,448,494	12,125,949	654,771	361,860	2,657,077	45,313,121	3,947,136
VIP Equity-Income Portfolio - Initial Class	18,261,110	10,663,237	6,258,276	1,736,045	99,219	1,164,734	23,930,024	899,963
VIP Government Money Market Portfolio - Initial Class	-	902,909	902,909	3,654	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	25,102,332	12,308,336	7,868,072	2,515,537	51,259	3,228,142	32,821,997	1,074,370
VIP Growth Portfolio - Initial Class	37,296,237	24,198,962	13,719,340	10,380,742	(77,017)	906,828	48,605,670	501,400
VIP High Income Portfolio - Initial Class	760,059	3,955,676	275,253	254,021	(5,626)	(185,228)	4,249,628	900,345
VIP Investment Grade Bond II Portfolio - Initial Class	16,097,687	9,673,055	22,942,410	97,549	(11,144)	54,351	2,871,539	311,785
VIP Mid Cap Portfolio - Initial Class	5,716,239	3,582,109	1,953,239	920,013	81,960	106,944	7,534,013	200,586
VIP Overseas Portfolio - Initial Class	74,035,341	34,288,594	16,553,690	5,695,842	120,165	(2,525,922)	89,364,488	3,508,618
VIP Value Portfolio - Initial Class	12,737,446	8,482,992	4,326,035	1,769,329	99,627	(178,350)	16,815,680	885,036
VIP Value Strategies Portfolio - Initial Class	6,303,467	4,634,271	2,134,909	1,178,487	63,163	(513,431)	8,352,561	538,527
	280,949,708	171,994,317	110,238,633	29,817,063	311,680	6,935,278	349,952,350	17,724,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	47,886,535	47,886,535	-	-

Domestic Equity Funds	167,388,206	167,388,206	-	-

International Equity Funds	134,677,609	134,677,609	-	-
Total Investments in Securities:	349,952,350	349,952,350	-	-
VIP Freedom 2040 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $307,796,400)	$349,952,350

Total Investment in Securities (cost $307,796,400)		$349,952,350
Receivable for investments sold		3,019,614
Receivable for fund shares sold		177,810
Total assets		353,149,774
Liabilities
Payable for investments purchased	$2,427,043
Payable for fund shares redeemed	770,382
Distribution and service plan fees payable	29,598
Total liabilities		3,227,023
Net Assets		$349,922,751
Net Assets consist of:
Paid in capital		$288,738,104
Total accumulated earnings (loss)		61,184,647
Net Assets		$349,922,751

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($86,500,673 ÷ 3,168,414 shares)		$27.30
Service Class :
Net Asset Value, offering price and redemption price per share ($208,187,262 ÷ 7,648,121 shares)		$27.22
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($55,234,816 ÷ 2,040,723 shares)		$27.07
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$4,948,920
Expenses
Distribution and service plan fees	$324,629
Independent trustees' fees and expenses	818
Total expenses before reductions	325,447
Expense reductions	(71)
Total expenses after reductions		325,376
Net Investment income (loss)		4,623,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	311,680
Capital gain distributions from underlying funds:
Affiliated issuers	24,868,143
Total net realized gain (loss)		25,179,823
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	6,935,278
Total change in net unrealized appreciation (depreciation)		6,935,278
Net gain (loss)		32,115,101
Net increase (decrease) in net assets resulting from operations		$36,738,645
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,623,544	$3,728,100
Net realized gain (loss)	25,179,823	4,204,597
Change in net unrealized appreciation (depreciation)	6,935,278	34,145,294
Net increase (decrease) in net assets resulting from operations	36,738,645	42,077,991
Distributions to shareholders	(9,691,579)	(6,990,227)

Share transactions - net increase (decrease)	41,947,663	43,995,084
Total increase (decrease) in net assets	68,994,729	79,082,848

Net Assets
Beginning of period	280,928,022	201,845,174
End of period	$349,922,751	$280,928,022

Financial Highlights
VIP Freedom 2040 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.91	$21.58	$29.04	$25.96	$23.08
Income from Investment Operations
Net investment income (loss) A,B	.41	.38	.34	.41	.24
Net realized and unrealized gain (loss)	2.82	3.65	(5.31)	4.11	4.02
Total from investment operations	3.23	4.03	(4.97)	4.52	4.26
Distributions from net investment income	(.39)	(.37)	(.39)	(.26)	(.23)
Distributions from net realized gain	(.44)	(.32)	(2.10)	(1.18)	(1.16)
Total distributions	(.84) C	(.70) C	(2.49)	(1.44)	(1.38) C
Net asset value, end of period	$27.30	$24.91	$21.58	$29.04	$25.96
Total Return D,E	13.10%	18.87%	(18.22)%	17.83%	19.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.64%	1.49%	1.45%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$86,501	$66,167	$41,856	$45,822	$34,365
Portfolio turnover rate I	34%	28%	39%	32%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.85	$21.52	$28.97	$25.91	$23.04
Income from Investment Operations
Net investment income (loss) A,B	.38	.36	.32	.38	.21
Net realized and unrealized gain (loss)	2.80	3.64	(5.30)	4.10	4.02
Total from investment operations	3.18	4.00	(4.98)	4.48	4.23
Distributions from net investment income	(.37)	(.35)	(.37)	(.24)	(.21)
Distributions from net realized gain	(.44)	(.32)	(2.10)	(1.18)	(1.16)
Total distributions	(.81)	(.67)	(2.47)	(1.42)	(1.36) C
Net asset value, end of period	$27.22	$24.85	$21.52	$28.97	$25.91
Total Return D,E	12.94%	18.82%	(18.30)%	17.68%	19.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.42%	1.54%	1.39%	1.35%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$208,187	$169,888	$124,508	$119,062	$85,197
Portfolio turnover rate H	34%	28%	39%	32%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.71	$21.41	$28.83	$25.80	$22.95
Income from Investment Operations
Net investment income (loss) A,B	.34	.32	.28	.33	.18
Net realized and unrealized gain (loss)	2.79	3.62	(5.26)	4.08	4.00
Total from investment operations	3.13	3.94	(4.98)	4.41	4.18
Distributions from net investment income	(.33)	(.32)	(.33)	(.20)	(.17)
Distributions from net realized gain	(.44)	(.32)	(2.10)	(1.18)	(1.15)
Total distributions	(.77)	(.64)	(2.44) C	(1.38)	(1.33) C
Net asset value, end of period	$27.07	$24.71	$21.41	$28.83	$25.80
Total Return D,E	12.81%	18.61%	(18.41)%	17.50%	18.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.39%	1.24%	1.20%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$55,235	$44,872	$35,481	$41,525	$30,980
Portfolio turnover rate H	34%	28%	39%	32%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	208,431	1,938,409
Fidelity Long-Term Treasury Bond Index Fund (a)	1,393,540	12,778,766
TOTAL BOND FUNDS (Cost $16,176,962)		14,717,175

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	301,057	17,443,253
VIP Equity-Income Portfolio - Initial Class (a)	535,246	14,232,197
VIP Growth & Income Portfolio - Initial Class (a)	638,980	19,520,824
VIP Growth Portfolio - Initial Class (a)	298,213	28,908,730
VIP Mid Cap Portfolio - Initial Class (a)	119,298	4,480,819
VIP Value Portfolio - Initial Class (a)	526,361	10,000,865
VIP Value Strategies Portfolio - Initial Class (a)	320,278	4,967,506
TOTAL DOMESTIC EQUITY FUNDS (Cost $80,964,433)		99,554,194

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,202,765	25,287,739
VIP Overseas Portfolio - Initial Class (a)	2,110,930	53,765,396
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $73,840,616)		79,053,135

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $170,982,011)	193,324,504
NET OTHER ASSETS (LIABILITIES) - 0.0%	(29,302)
NET ASSETS - 100.0%	193,295,202

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	89,078	89,078	14	-	-	-	-	0.0%
Total	-	89,078	89,078	14	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	3,290,282	942,915	4,264,646	44,431	(198,631)	230,080	-	-
Fidelity International Bond Index Fund	844,505	2,276,155	1,148,583	36,637	(24,234)	(9,434)	1,938,409	208,431
Fidelity Long-Term Treasury Bond Index Fund	9,398,932	10,280,383	5,766,104	354,681	(821,789)	(312,656)	12,778,766	1,393,540
VIP Contrafund Portfolio - Initial Class	13,090,234	6,642,324	4,659,344	2,011,729	125,435	2,244,604	17,443,253	301,057
VIP Emerging Markets Portfolio - Initial Class	19,954,035	10,183,020	6,627,399	362,608	176,445	1,601,638	25,287,739	2,202,765
VIP Equity-Income Portfolio - Initial Class	10,614,544	6,303,458	3,413,404	1,024,314	67,311	660,288	14,232,197	535,246
VIP Government Money Market Portfolio - Initial Class	-	496,259	496,259	2,015	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	14,591,079	7,134,242	4,118,097	1,483,430	33,685	1,879,915	19,520,824	638,980
VIP Growth Portfolio - Initial Class	21,678,993	14,155,230	7,383,760	6,119,200	33,737	424,530	28,908,730	298,213
VIP High Income Portfolio - Initial Class	415,899	150,151	609,506	180	30,078	13,378	-	-
VIP Investment Grade Bond II Portfolio - Initial Class	2,843,761	668,782	3,480,646	566	(25,287)	(6,610)	-	-
VIP Mid Cap Portfolio - Initial Class	3,322,636	2,101,420	1,048,978	542,683	55,450	50,291	4,480,819	119,298
VIP Overseas Portfolio - Initial Class	42,622,148	20,600,121	7,947,582	3,392,696	98,740	(1,608,031)	53,765,396	2,110,930
VIP Value Portfolio - Initial Class	7,403,843	4,950,576	2,295,542	1,045,138	59,981	(117,993)	10,000,865	526,361
VIP Value Strategies Portfolio - Initial Class	3,664,004	2,733,857	1,159,662	695,114	35,859	(306,552)	4,967,506	320,278
	153,734,895	89,618,893	54,419,512	17,115,422	(353,220)	4,743,448	193,324,504	8,655,099

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,717,175	14,717,175	-	-

Domestic Equity Funds	99,554,194	99,554,194	-	-

International Equity Funds	79,053,135	79,053,135	-	-
Total Investments in Securities:	193,324,504	193,324,504	-	-
VIP Freedom 2045 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $170,982,011)	$193,324,504

Total Investment in Securities (cost $170,982,011)		$193,324,504
Receivable for investments sold		1,190,812
Receivable for fund shares sold		145,581
Total assets		194,660,897
Liabilities
Payable for investments purchased	$1,207,182
Payable for fund shares redeemed	129,205
Distribution and service plan fees payable	29,308
Total liabilities		1,365,695
Net Assets		$193,295,202
Net Assets consist of:
Paid in capital		$160,480,824
Total accumulated earnings (loss)		32,814,378
Net Assets		$193,295,202

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($23,336,079 ÷ 839,128 shares)		$27.81
Service Class :
Net Asset Value, offering price and redemption price per share ($53,830,107 ÷ 1,942,360 shares)		$27.71
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($116,129,016 ÷ 4,216,487 shares)		$27.54
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$2,423,911
Income from Fidelity Central Funds		14
Total income		2,423,925
Expenses
Distribution and service plan fees	$321,146
Independent trustees' fees and expenses	448
Total expenses before reductions	321,594
Expense reductions	(52)
Total expenses after reductions		321,542
Net Investment income (loss)		2,102,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(353,220)
Capital gain distributions from underlying funds:
Affiliated issuers	14,691,511
Total net realized gain (loss)		14,338,291
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,743,448
Total change in net unrealized appreciation (depreciation)		4,743,448
Net gain (loss)		19,081,739
Net increase (decrease) in net assets resulting from operations		$21,184,122
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,102,383	$1,735,494
Net realized gain (loss)	14,338,291	2,560,863
Change in net unrealized appreciation (depreciation)	4,743,448	18,054,403
Net increase (decrease) in net assets resulting from operations	21,184,122	22,350,760
Distributions to shareholders	(5,192,516)	(3,608,373)

Share transactions - net increase (decrease)	23,590,217	30,569,201
Total increase (decrease) in net assets	39,581,823	49,311,588

Net Assets
Beginning of period	153,713,379	104,401,791
End of period	$193,295,202	$153,713,379

Financial Highlights
VIP Freedom 2045 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.21	$21.76	$29.30	$26.09	$23.08
Income from Investment Operations
Net investment income (loss) A,B	.37	.37	.34	.40	.25
Net realized and unrealized gain (loss)	3.08	3.80	(5.35)	4.16	4.03
Total from investment operations	3.45	4.17	(5.01)	4.56	4.28
Distributions from net investment income	(.36)	(.35)	(.38)	(.27)	(.22)
Distributions from net realized gain	(.48)	(.37)	(2.15)	(1.08)	(1.05)
Total distributions	(.85) C	(.72)	(2.53)	(1.35)	(1.27)
Net asset value, end of period	$27.81	$25.21	$21.76	$29.30	$26.09
Total Return D,E	13.84%	19.41%	(18.21)%	17.83%	19.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	1.36%	1.59%	1.50%	1.42%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$23,336	$17,029	$7,366	$6,866	$5,282
Portfolio turnover rate I	31%	24%	39%	29%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.13	$21.69	$29.22	$26.03	$23.03
Income from Investment Operations
Net investment income (loss) A,B	.35	.35	.32	.37	.23
Net realized and unrealized gain (loss)	3.05	3.79	(5.34)	4.14	4.02
Total from investment operations	3.40	4.14	(5.02)	4.51	4.25
Distributions from net investment income	(.34)	(.33)	(.36)	(.24)	(.21)
Distributions from net realized gain	(.48)	(.37)	(2.15)	(1.08)	(1.05)
Total distributions	(.82)	(.70)	(2.51)	(1.32)	(1.25) C
Net asset value, end of period	$27.71	$25.13	$21.69	$29.22	$26.03
Total Return D,E	13.70%	19.33%	(18.30)%	17.69%	19.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.26%	1.49%	1.40%	1.32%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$53,830	$41,877	$23,628	$22,218	$13,322
Portfolio turnover rate H	31%	24%	39%	29%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.98	$21.57	$29.07	$25.90	$22.93
Income from Investment Operations
Net investment income (loss) A,B	.30	.31	.28	.33	.19
Net realized and unrealized gain (loss)	3.04	3.76	(5.30)	4.12	4.00
Total from investment operations	3.34	4.07	(5.02)	4.45	4.19
Distributions from net investment income	(.30)	(.30)	(.33)	(.20)	(.17)
Distributions from net realized gain	(.48)	(.37)	(2.15)	(1.08)	(1.05)
Total distributions	(.78)	(.66) C	(2.48)	(1.28)	(1.22)
Net asset value, end of period	$27.54	$24.98	$21.57	$29.07	$25.90
Total Return D,E	13.54%	19.13%	(18.42)%	17.53%	18.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.11%	1.34%	1.25%	1.17%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$116,129	$94,807	$73,408	$78,396	$63,126
Portfolio turnover rate H	31%	24%	39%	29%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	181,541	1,688,328
Fidelity Long-Term Treasury Bond Index Fund (a)	1,213,758	11,130,165
TOTAL BOND FUNDS (Cost $14,014,440)		12,818,493

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	262,219	15,192,965
VIP Equity-Income Portfolio - Initial Class (a)	466,192	12,396,049
VIP Growth & Income Portfolio - Initial Class (a)	556,544	17,002,407
VIP Growth Portfolio - Initial Class (a)	259,741	25,179,315
VIP Mid Cap Portfolio - Initial Class (a)	103,907	3,902,729
VIP Value Portfolio - Initial Class (a)	458,452	8,710,588
VIP Value Strategies Portfolio - Initial Class (a)	278,956	4,326,612
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,098,634)		86,710,665

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,918,580	22,025,297
VIP Overseas Portfolio - Initial Class (a)	1,838,597	46,829,077
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $64,413,727)		68,854,374

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $148,526,801)	168,383,532
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,361)
NET ASSETS - 100.0%	168,362,171

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	2,917,638	855,486	3,801,324	39,373	(182,484)	210,684	-	-
Fidelity International Bond Index Fund	748,858	2,001,712	1,032,946	31,999	(21,577)	(7,719)	1,688,328	181,541
Fidelity Long-Term Treasury Bond Index Fund	8,334,937	9,187,106	5,400,686	314,194	(811,726)	(179,466)	11,130,165	1,213,758
VIP Contrafund Portfolio - Initial Class	11,607,631	6,228,492	4,777,978	1,750,562	115,060	2,019,760	15,192,965	262,219
VIP Emerging Markets Portfolio - Initial Class	17,693,952	9,385,340	6,634,902	315,602	36,486	1,544,421	22,025,297	1,918,580
VIP Equity-Income Portfolio - Initial Class	9,412,299	5,706,163	3,385,463	891,984	54,886	608,164	12,396,049	466,192
VIP Government Money Market Portfolio - Initial Class	-	441,592	441,592	1,784	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	12,938,462	6,539,331	4,193,627	1,292,088	39,146	1,679,095	17,002,407	556,544
VIP Growth Portfolio - Initial Class	19,223,689	13,048,115	7,593,634	5,328,002	37,589	463,556	25,179,315	259,741
VIP High Income Portfolio - Initial Class	368,791	136,169	543,395	160	25,291	13,144	-	-
VIP Investment Grade Bond II Portfolio - Initial Class	2,521,673	602,912	3,096,092	504	(22,247)	(6,246)	-	-
VIP Mid Cap Portfolio - Initial Class	2,946,366	1,948,350	1,091,675	473,077	41,741	57,947	3,902,729	103,907
VIP Overseas Portfolio - Initial Class	37,794,234	18,970,930	8,638,959	2,953,322	(20,755)	(1,276,373)	46,829,077	1,838,597
VIP Value Portfolio - Initial Class	6,565,327	4,525,908	2,339,721	912,006	49,918	(90,844)	8,710,588	458,452
VIP Value Strategies Portfolio - Initial Class	3,249,042	2,511,210	1,201,698	605,572	30,563	(262,505)	4,326,612	278,956
	136,322,899	82,088,816	54,173,692	14,910,229	(628,109)	4,773,618	168,383,532	7,538,487

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,818,493	12,818,493	-	-

Domestic Equity Funds	86,710,665	86,710,665	-	-

International Equity Funds	68,854,374	68,854,374	-	-
Total Investments in Securities:	168,383,532	168,383,532	-	-
VIP Freedom 2050 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $148,526,801)	$168,383,532

Total Investment in Securities (cost $148,526,801)		$168,383,532
Receivable for investments sold		1,073,823
Receivable for fund shares sold		400,275
Total assets		169,857,630
Liabilities
Payable for investments purchased	$1,254,730
Payable for fund shares redeemed	219,370
Distribution and service plan fees payable	21,359
Total liabilities		1,495,459
Net Assets		$168,362,171
Net Assets consist of:
Paid in capital		$139,997,514
Total accumulated earnings (loss)		28,364,657
Net Assets		$168,362,171

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($33,292,565 ÷ 1,327,131 shares)		$25.09
Service Class :
Net Asset Value, offering price and redemption price per share ($57,267,223 ÷ 2,291,139 shares)		$25.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($77,802,383 ÷ 3,128,882 shares)		$24.87
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$2,116,899
Expenses
Distribution and service plan fees	$236,612
Independent trustees' fees and expenses	398
Total expenses before reductions	237,010
Expense reductions	(37)
Total expenses after reductions		236,973
Net Investment income (loss)		1,879,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(628,109)
Capital gain distributions from underlying funds:
Affiliated issuers	12,793,330
Total net realized gain (loss)		12,165,221
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,773,618
Total change in net unrealized appreciation (depreciation)		4,773,618
Net gain (loss)		16,938,839
Net increase (decrease) in net assets resulting from operations		$18,818,765
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,879,926	$1,610,051
Net realized gain (loss)	12,165,221	2,210,842
Change in net unrealized appreciation (depreciation)	4,773,618	16,693,640
Net increase (decrease) in net assets resulting from operations	18,818,765	20,514,533
Distributions to shareholders	(4,759,754)	(3,285,601)

Share transactions - net increase (decrease)	17,996,348	23,658,219
Total increase (decrease) in net assets	32,055,359	40,887,151

Net Assets
Beginning of period	136,306,812	95,419,661
End of period	$168,362,171	$136,306,812

Financial Highlights
VIP Freedom 2050 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.77	$19.64	$26.36	$23.45	$20.68
Income from Investment Operations
Net investment income (loss) A,B	.33	.33	.31	.38	.22
Net realized and unrealized gain (loss)	2.78	3.44	(4.83)	3.72	3.63
Total from investment operations	3.11	3.77	(4.52)	4.10	3.85
Distributions from net investment income	(.33)	(.32)	(.35)	(.24)	(.20)
Distributions from net realized gain	(.46)	(.32)	(1.85)	(.95)	(.88)
Total distributions	(.79)	(.64)	(2.20)	(1.19)	(1.08)
Net asset value, end of period	$25.09	$22.77	$19.64	$26.36	$23.45
Total Return C,D	13.83%	19.45%	(18.22)%	17.83%	19.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.34%	1.57%	1.50%	1.48%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$33,293	$27,394	$17,775	$19,102	$13,644
Portfolio turnover rate H	34%	24%	38%	30%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.69	$19.58	$26.29	$23.39	$20.63
Income from Investment Operations
Net investment income (loss) A,B	.31	.31	.29	.35	.20
Net realized and unrealized gain (loss)	2.77	3.42	(4.82)	3.72	3.62
Total from investment operations	3.08	3.73	(4.53)	4.07	3.82
Distributions from net investment income	(.31)	(.30)	(.33)	(.22)	(.18)
Distributions from net realized gain	(.46)	(.32)	(1.85)	(.95)	(.88)
Total distributions	(.77)	(.62)	(2.18)	(1.17)	(1.06)
Net asset value, end of period	$25.00	$22.69	$19.58	$26.29	$23.39
Total Return C,D	13.74%	19.30%	(18.31)%	17.73%	19.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.24%	1.47%	1.40%	1.38%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$57,267	$44,557	$31,042	$30,244	$21,593
Portfolio turnover rate G	34%	24%	38%	30%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.58	$19.48	$26.18	$23.31	$20.57
Income from Investment Operations
Net investment income (loss) A,B	.27	.28	.26	.31	.17
Net realized and unrealized gain (loss)	2.75	3.41	(4.81)	3.69	3.60
Total from investment operations	3.02	3.69	(4.55)	4.00	3.77
Distributions from net investment income	(.27)	(.27)	(.30)	(.18)	(.15)
Distributions from net realized gain	(.46)	(.32)	(1.85)	(.95)	(.88)
Total distributions	(.73)	(.59)	(2.15)	(1.13)	(1.03)
Net asset value, end of period	$24.87	$22.58	$19.48	$26.18	$23.31
Total Return C,D	13.55%	19.19%	(18.47)%	17.51%	18.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.09%	1.32%	1.25%	1.23%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$77,802	$64,355	$46,602	$47,661	$33,256
Portfolio turnover rate G	34%	24%	38%	30%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	23,230	216,040
Fidelity Long-Term Treasury Bond Index Fund (a)	155,316	1,424,250
TOTAL BOND FUNDS (Cost $1,745,872)		1,640,290

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	33,554	1,944,113
VIP Equity-Income Portfolio - Initial Class (a)	59,655	1,586,224
VIP Growth & Income Portfolio - Initial Class (a)	71,216	2,175,652
VIP Growth Portfolio - Initial Class (a)	33,237	3,221,982
VIP Mid Cap Portfolio - Initial Class (a)	13,296	499,397
VIP Value Portfolio - Initial Class (a)	58,663	1,114,600
VIP Value Strategies Portfolio - Initial Class (a)	35,694	553,618
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,986,285)		11,095,586

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	245,504	2,818,382
VIP Overseas Portfolio - Initial Class (a)	235,269	5,992,309
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,638,772)		8,810,691

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,370,929)	21,546,567
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,838)
NET ASSETS - 100.0%	21,543,729

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	296,475	171,726	471,896	4,782	(14,610)	18,305	-	-
Fidelity International Bond Index Fund	76,096	266,062	122,490	3,961	(234)	(3,394)	216,040	23,230
Fidelity Long-Term Treasury Bond Index Fund	846,916	1,417,619	727,169	37,124	(54,930)	(58,186)	1,424,250	155,316
VIP Contrafund Portfolio - Initial Class	1,179,505	1,229,861	678,890	225,333	5,097	208,540	1,944,113	33,554
VIP Emerging Markets Portfolio - Initial Class	1,797,982	1,838,114	984,878	40,431	(6,206)	173,370	2,818,382	245,504
VIP Equity-Income Portfolio - Initial Class	956,429	1,097,425	530,999	113,997	3,670	59,699	1,586,224	59,655
VIP Government Money Market Portfolio - Initial Class	-	51,811	51,811	208	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	1,314,738	1,356,742	676,607	165,047	(1,878)	182,657	2,175,652	71,216
VIP Growth Portfolio - Initial Class	1,953,406	2,380,188	1,084,963	682,486	(14,628)	(12,021)	3,221,982	33,237
VIP High Income Portfolio - Initial Class	37,475	30,451	72,588	17	3,958	704	-	-
VIP Investment Grade Bond II Portfolio - Initial Class	256,242	84,798	338,208	53	(1,781)	(1,051)	-	-
VIP Mid Cap Portfolio - Initial Class	299,393	356,449	163,191	59,779	4,702	2,044	499,397	13,296
VIP Overseas Portfolio - Initial Class	3,840,476	3,859,975	1,473,499	378,272	32,578	(267,221)	5,992,309	235,269
VIP Value Portfolio - Initial Class	667,133	827,102	368,659	114,296	3,805	(14,781)	1,114,600	58,663
VIP Value Strategies Portfolio - Initial Class	330,150	440,830	184,782	77,119	3,145	(35,725)	553,618	35,694
	13,852,416	15,409,153	7,930,630	1,902,905	(37,312)	252,940	21,546,567	964,634

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,640,290	1,640,290	-	-

Domestic Equity Funds	11,095,586	11,095,586	-	-

International Equity Funds	8,810,691	8,810,691	-	-
Total Investments in Securities:	21,546,567	21,546,567	-	-
VIP Freedom 2055 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $20,370,929)	$21,546,567

Total Investment in Securities (cost $20,370,929)		$21,546,567
Receivable for investments sold		121,004
Receivable for fund shares sold		38,752
Total assets		21,706,323
Liabilities
Payable for investments purchased	$157,572
Payable for fund shares redeemed	2,181
Distribution and service plan fees payable	2,786
Payable to investment adviser	55
Total liabilities		162,594
Net Assets		$21,543,729
Net Assets consist of:
Paid in capital		$19,156,134
Total accumulated earnings (loss)		2,387,595
Net Assets		$21,543,729

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($4,477,107 ÷ 318,363 shares)		$14.06
Service Class :
Net Asset Value, offering price and redemption price per share ($6,653,226 ÷ 473,661 shares)		$14.05
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($10,413,396 ÷ 743,449 shares)		$14.01
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$266,934
Expenses
Distribution and service plan fees	$28,252
Independent trustees' fees and expenses	46
Proxy fee	2,749
Total expenses before reductions	31,047
Expense reductions	(2,189)
Total expenses after reductions		28,858
Net Investment income (loss)		238,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(37,312)
Capital gain distributions from underlying funds:
Affiliated issuers	1,635,971
Total net realized gain (loss)		1,598,659
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	252,940
Total change in net unrealized appreciation (depreciation)		252,940
Net gain (loss)		1,851,599
Net increase (decrease) in net assets resulting from operations		$2,089,675
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$238,076	$158,680
Net realized gain (loss)	1,598,659	251,529
Change in net unrealized appreciation (depreciation)	252,940	1,451,746
Net increase (decrease) in net assets resulting from operations	2,089,675	1,861,955
Distributions to shareholders	(534,199)	(264,888)

Share transactions - net increase (decrease)	6,137,574	5,542,714
Total increase (decrease) in net assets	7,693,050	7,139,781

Net Assets
Beginning of period	13,850,679	6,710,898
End of period	$21,543,729	$13,850,679

Financial Highlights
VIP Freedom 2055 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$10.94	$14.28	$12.67	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.20	.21	.18	.23	.12
Net realized and unrealized gain (loss)	1.54	1.91	(2.69)	2.02	1.99
Total from investment operations	1.74	2.12	(2.51)	2.25	2.11
Distributions from net investment income	(.18)	(.17)	(.16)	(.17)	(.10)
Distributions from net realized gain	(.24)	(.15)	(.67)	(.46)	(.32)
Total distributions	(.42)	(.32)	(.83)	(.64) C	(.42)
Net asset value, end of period	$14.06	$12.74	$10.94	$14.28	$12.67
Total Return D,E	13.80%	19.48%	(18.26)%	17.79%	19.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any	.01%	-% H	-% H	-% H	-% H
Expenses net of all reductions	.01%	-% H	-% H	-% H	-% H
Net investment income (loss)	1.42%	1.80%	1.57%	1.64%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$4,477	$2,508	$746	$501	$423
Portfolio turnover rate I	43%	30%	58%	35%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$10.93	$14.27	$12.66	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.18	.20	.17	.22	.11
Net realized and unrealized gain (loss)	1.55	1.91	(2.69)	2.02	1.99
Total from investment operations	1.73	2.11	(2.52)	2.24	2.10
Distributions from net investment income	(.17)	(.16)	(.14)	(.16)	(.09)
Distributions from net realized gain	(.24)	(.15)	(.67)	(.46)	(.32)
Total distributions	(.41)	(.31)	(.82) C	(.63) C	(.42) C
Net asset value, end of period	$14.05	$12.73	$10.93	$14.27	$12.66
Total Return D,E	13.72%	19.40%	(18.36)%	17.72%	19.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.32%	1.70%	1.47%	1.54%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$6,653	$4,647	$2,306	$2,549	$814
Portfolio turnover rate H	43%	30%	58%	35%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$10.91	$14.25	$12.65	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.16	.18	.15	.20	.09
Net realized and unrealized gain (loss)	1.55	1.89	(2.68)	2.01	1.99
Total from investment operations	1.71	2.07	(2.53)	2.21	2.08
Distributions from net investment income	(.15)	(.14)	(.13)	(.15)	(.08)
Distributions from net realized gain	(.24)	(.15)	(.67)	(.46)	(.32)
Total distributions	(.39)	(.29)	(.81) C	(.61)	(.40)
Net asset value, end of period	$14.01	$12.69	$10.91	$14.25	$12.65
Total Return D,E	13.61%	19.12%	(18.46)%	17.52%	19.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.17%	1.55%	1.32%	1.39%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$10,413	$6,696	$3,659	$2,663	$1,180
Portfolio turnover rate H	43%	30%	58%	35%	64%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	28,212	262,371
Fidelity Long-Term Treasury Bond Index Fund (a)	188,611	1,729,561
TOTAL BOND FUNDS (Cost $2,152,450)		1,991,932

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	40,750	2,361,039
VIP Equity-Income Portfolio - Initial Class (a)	72,448	1,926,385
VIP Growth & Income Portfolio - Initial Class (a)	86,489	2,642,224
VIP Growth Portfolio - Initial Class (a)	40,365	3,912,956
VIP Mid Cap Portfolio - Initial Class (a)	16,147	606,495
VIP Value Portfolio - Initial Class (a)	71,245	1,353,656
VIP Value Strategies Portfolio - Initial Class (a)	43,351	672,374
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,787,405)		13,475,129

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	298,153	3,422,794
VIP Overseas Portfolio - Initial Class (a)	285,724	7,277,382
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,321,224)		10,700,176

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,261,079)	26,167,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,166)
NET ASSETS - 100.0%	26,164,071

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	444,604	183,777	632,323	5,526	(23,646)	27,588	-	-
Fidelity International Bond Index Fund	114,115	314,804	162,028	4,793	(1,242)	(3,278)	262,371	28,212
Fidelity Long-Term Treasury Bond Index Fund	1,270,104	1,628,900	1,022,565	44,328	(93,092)	(53,786)	1,729,561	188,611
VIP Contrafund Portfolio - Initial Class	1,768,828	1,385,084	1,074,380	266,688	11,931	269,576	2,361,039	40,750
VIP Emerging Markets Portfolio - Initial Class	2,696,297	2,078,231	1,525,073	48,003	(36,534)	209,873	3,422,794	298,153
VIP Equity-Income Portfolio - Initial Class	1,434,294	1,204,670	787,290	135,496	7,555	67,156	1,926,385	72,448
VIP Government Money Market Portfolio - Initial Class	-	62,037	62,037	248	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	1,971,628	1,478,675	1,029,366	196,001	9,822	211,465	2,642,224	86,489
VIP Growth Portfolio - Initial Class	2,929,397	2,655,244	1,687,693	809,189	(4,413)	20,421	3,912,956	40,365
VIP High Income Portfolio - Initial Class	56,198	31,671	93,254	22	3,682	1,703	-	-
VIP Investment Grade Bond II Portfolio - Initial Class	384,265	96,490	476,920	68	(2,874)	(961)	-	-
VIP Mid Cap Portfolio - Initial Class	448,980	408,732	258,573	71,462	2,347	5,009	606,495	16,147
VIP Overseas Portfolio - Initial Class	5,759,288	4,269,601	2,511,578	449,120	7,041	(246,970)	7,277,382	285,724
VIP Value Portfolio - Initial Class	1,000,456	929,065	556,025	137,138	6,023	(25,863)	1,353,656	71,245
VIP Value Strategies Portfolio - Initial Class	495,105	506,256	287,021	91,847	3,872	(45,838)	672,374	43,351
	20,773,559	17,233,237	12,166,126	2,259,929	(109,528)	436,095	26,167,237	1,171,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,991,932	1,991,932	-	-

Domestic Equity Funds	13,475,129	13,475,129	-	-

International Equity Funds	10,700,176	10,700,176	-	-
Total Investments in Securities:	26,167,237	26,167,237	-	-
VIP Freedom 2060 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $24,261,079)	$26,167,237

Total Investment in Securities (cost $24,261,079)		$26,167,237
Receivable for investments sold		147,821
Receivable for fund shares sold		25,869
Total assets		26,340,927
Liabilities
Payable for investments purchased	$172,537
Payable for fund shares redeemed	1,153
Distribution and service plan fees payable	3,101
Payable to investment adviser	65
Total liabilities		176,856
Net Assets		$26,164,071
Net Assets consist of:
Paid in capital		$22,883,697
Total accumulated earnings (loss)		3,280,374
Net Assets		$26,164,071

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($2,925,471 ÷ 210,815 shares)		$13.88
Service Class :
Net Asset Value, offering price and redemption price per share ($13,987,266 ÷ 1,009,284 shares)		$13.86
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($9,251,334 ÷ 669,443 shares)		$13.82
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$317,494
Expenses
Distribution and service plan fees	$31,461
Independent trustees' fees and expenses	56
Proxy fee	2,719
Total expenses before reductions	34,236
Expense reductions	(2,050)
Total expenses after reductions		32,186
Net Investment income (loss)		285,308
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(109,528)
Capital gain distributions from underlying funds:
Affiliated issuers	1,942,435
Total net realized gain (loss)		1,832,907
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	436,095
Total change in net unrealized appreciation (depreciation)		436,095
Net gain (loss)		2,269,002
Net increase (decrease) in net assets resulting from operations		$2,554,310
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$285,308	$246,362
Net realized gain (loss)	1,832,907	363,812
Change in net unrealized appreciation (depreciation)	436,095	2,240,585
Net increase (decrease) in net assets resulting from operations	2,554,310	2,850,759
Distributions to shareholders	(694,907)	(422,332)

Share transactions - net increase (decrease)	3,533,385	6,446,479
Total increase (decrease) in net assets	5,392,788	8,874,906

Net Assets
Beginning of period	20,771,283	11,896,377
End of period	$26,164,071	$20,771,283

Financial Highlights
VIP Freedom 2060 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.59	$10.82	$14.18	$12.65	$10.99
Income from Investment Operations
Net investment income (loss) A,B	.20	.20	.19	.21	.13
Net realized and unrealized gain (loss)	1.53	1.88	(2.67)	2.04	1.99
Total from investment operations	1.73	2.08	(2.48)	2.25	2.12
Distributions from net investment income	(.17)	(.17)	(.16)	(.18)	(.11)
Distributions from net realized gain	(.27)	(.15)	(.72)	(.54)	(.35)
Total distributions	(.44)	(.31) C	(.88)	(.72)	(.46)
Net asset value, end of period	$13.88	$12.59	$10.82	$14.18	$12.65
Total Return D,E	13.89%	19.39%	(18.19)%	17.79%	19.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any	.01%	-% H	-% H	-% H	-% H
Expenses net of all reductions	.01%	-% H	-% H	-% H	-% H
Net investment income (loss)	1.42%	1.70%	1.69%	1.51%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,925	$1,690	$471	$523	$422
Portfolio turnover rate I	54%	25%	45%	60%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$10.81	$14.17	$12.65	$10.99
Income from Investment Operations
Net investment income (loss) A,B	.18	.19	.18	.20	.12
Net realized and unrealized gain (loss)	1.53	1.88	(2.67)	2.03	1.99
Total from investment operations	1.71	2.07	(2.49)	2.23	2.11
Distributions from net investment income	(.16)	(.16)	(.15)	(.17)	(.10)
Distributions from net realized gain	(.27)	(.15)	(.72)	(.54)	(.35)
Total distributions	(.43)	(.30) C	(.87)	(.71)	(.45)
Net asset value, end of period	$13.86	$12.58	$10.81	$14.17	$12.65
Total Return D,E	13.72%	19.30%	(18.27)%	17.62%	19.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.32%	1.60%	1.59%	1.41%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$13,987	$13,329	$8,331	$6,124	$3,530
Portfolio turnover rate H	54%	25%	45%	60%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$10.79	$14.15	$12.63	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.16	.17	.16	.18	.10
Net realized and unrealized gain (loss)	1.52	1.88	(2.66)	2.03	1.99
Total from investment operations	1.68	2.05	(2.50)	2.21	2.09
Distributions from net investment income	(.14)	(.14)	(.14)	(.15)	(.09)
Distributions from net realized gain	(.27)	(.15)	(.72)	(.54)	(.35)
Total distributions	(.41)	(.29)	(.86)	(.69)	(.44)
Net asset value, end of period	$13.82	$12.55	$10.79	$14.15	$12.63
Total Return C,D	13.53%	19.12%	(18.38)%	17.52%	19.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.17%	1.45%	1.44%	1.26%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$9,251	$5,752	$3,094	$2,254	$1,161
Portfolio turnover rate G	54%	25%	45%	60%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	7,899	73,462
Fidelity Long-Term Treasury Bond Index Fund (a)	52,805	484,223
TOTAL BOND FUNDS (Cost $592,083)		557,685

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	11,410	661,072
VIP Equity-Income Portfolio - Initial Class (a)	20,285	539,372
VIP Growth & Income Portfolio - Initial Class (a)	24,216	739,800
VIP Growth Portfolio - Initial Class (a)	11,302	1,095,598
VIP Mid Cap Portfolio - Initial Class (a)	4,521	169,814
VIP Value Portfolio - Initial Class (a)	19,948	379,015
VIP Value Strategies Portfolio - Initial Class (a)	12,138	188,262
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,574,615)		3,772,933

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	83,480	958,356
VIP Overseas Portfolio - Initial Class (a)	80,000	2,037,598
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,013,938)		2,995,954

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,180,636)	7,326,572
NET OTHER ASSETS (LIABILITIES) - 0.0%	(601)
NET ASSETS - 100.0%	7,325,971

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	72,290	64,600	137,711	1,498	(2,862)	3,683	-	-
Fidelity International Bond Index Fund	18,554	85,055	28,956	1,246	(403)	(788)	73,462	7,899
Fidelity Long-Term Treasury Bond Index Fund	206,494	533,301	220,413	10,202	(19,811)	(15,348)	484,223	52,805
VIP Contrafund Portfolio - Initial Class	287,608	559,947	223,101	71,278	9,528	27,090	661,072	11,410
VIP Emerging Markets Portfolio - Initial Class	438,412	817,780	334,342	12,724	10,539	25,967	958,356	83,480
VIP Equity-Income Portfolio - Initial Class	233,214	471,926	176,338	35,878	7,305	3,265	539,372	20,285
VIP Government Money Market Portfolio - Initial Class	-	13,145	13,145	52	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	320,583	605,541	224,782	51,842	10,877	27,581	739,800	24,216
VIP Growth Portfolio - Initial Class	476,316	1,031,669	359,416	214,677	10,834	(63,805)	1,095,598	11,302
VIP High Income Portfolio - Initial Class	9,138	12,707	23,169	4	968	356	-	-
VIP Investment Grade Bond II Portfolio - Initial Class	62,480	24,110	85,927	13	(282)	(381)	-	-
VIP Mid Cap Portfolio - Initial Class	73,005	152,372	54,743	18,606	3,147	(3,967)	169,814	4,521
VIP Overseas Portfolio - Initial Class	936,443	1,729,826	521,275	119,178	26,721	(134,117)	2,037,598	80,000
VIP Value Portfolio - Initial Class	162,674	345,700	123,688	35,247	5,713	(11,384)	379,015	19,948
VIP Value Strategies Portfolio - Initial Class	80,505	180,847	61,859	24,210	3,190	(14,421)	188,262	12,138
	3,377,716	6,628,526	2,588,865	596,655	65,464	(156,269)	7,326,572	328,004

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	557,685	557,685	-	-

Domestic Equity Funds	3,772,933	3,772,933	-	-

International Equity Funds	2,995,954	2,995,954	-	-
Total Investments in Securities:	7,326,572	7,326,572	-	-
VIP Freedom 2065 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,180,636)	$7,326,572

Total Investment in Securities (cost $7,180,636)		$7,326,572
Receivable for investments sold		41,172
Receivable for fund shares sold		1,579
Total assets		7,369,323
Liabilities
Payable for investments purchased	$41,842
Payable for fund shares redeemed	906
Distribution and service plan fees payable	587
Payable to investment adviser	17
Total liabilities		43,352
Net Assets		$7,325,971
Net Assets consist of:
Paid in capital		$6,790,267
Total accumulated earnings (loss)		535,704
Net Assets		$7,325,971

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,984,567 ÷ 143,995 shares)		$13.78
Service Class :
Net Asset Value, offering price and redemption price per share ($3,951,013 ÷ 287,100 shares)		$13.76
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,390,391 ÷ 101,135 shares)		$13.75
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$82,379
Expenses
Distribution and service plan fees	$5,001
Independent trustees' fees and expenses	12
Miscellaneous	185
Total expenses before reductions	5,198
Expense reductions	(31)
Total expenses after reductions		5,167
Net Investment income (loss)		77,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	65,464
Capital gain distributions from underlying funds:
Affiliated issuers	514,276
Total net realized gain (loss)		579,740
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(156,269)
Total change in net unrealized appreciation (depreciation)		(156,269)
Net gain (loss)		423,471
Net increase (decrease) in net assets resulting from operations		$500,683
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,212	$40,663
Net realized gain (loss)	579,740	(30,154)
Change in net unrealized appreciation (depreciation)	(156,269)	455,960
Net increase (decrease) in net assets resulting from operations	500,683	466,469
Distributions to shareholders	(135,733)	(70,234)

Share transactions - net increase (decrease)	3,583,577	728,596
Total increase (decrease) in net assets	3,948,527	1,124,831

Net Assets
Beginning of period	3,377,444	2,252,613
End of period	$7,325,971	$3,377,444

Financial Highlights
VIP Freedom 2065 Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$10.65	$13.92	$12.47	$10.96
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.17	.25	.12
Net realized and unrealized gain (loss)	1.49	1.85	(2.61)	1.96	1.99
Total from investment operations	1.71	2.05	(2.44)	2.21	2.11
Distributions from net investment income	(.16)	(.17)	(.15)	(.18)	(.11)
Distributions from net realized gain	(.17)	(.13)	(.67)	(.58)	(.49)
Total distributions	(.33)	(.30)	(.83) C	(.76)	(.60)
Net asset value, end of period	$13.78	$12.40	$10.65	$13.92	$12.47
Total Return D,E	13.85%	19.35%	(18.22)%	17.81%	19.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	1.59%	1.70%	1.50%	1.82%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,985	$844	$537	$482	$416
Portfolio turnover rate I	50%	74%	48%	24%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$10.64	$13.91	$12.46	$10.96
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.16	.24	.11
Net realized and unrealized gain (loss)	1.49	1.86	(2.61)	1.97	1.98
Total from investment operations	1.69	2.04	(2.45)	2.21	2.09
Distributions from net investment income	(.15)	(.16)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.17)	(.13)	(.67)	(.58)	(.49)
Total distributions	(.32)	(.29)	(.82) C	(.76) C	(.59)
Net asset value, end of period	$13.76	$12.39	$10.64	$13.91	$12.46
Total Return D,E	13.70%	19.29%	(18.32)%	17.77%	19.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.49%	1.60%	1.40%	1.72%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,951	$1,816	$1,181	$1,224	$416
Portfolio turnover rate H	50%	74%	48%	24%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.38	$10.63	$13.90	$12.46	$10.96
Income from Investment Operations
Net investment income (loss) A,B	.18	.17	.14	.22	.09
Net realized and unrealized gain (loss)	1.49	1.85	(2.61)	1.95	1.99
Total from investment operations	1.67	2.02	(2.47)	2.17	2.08
Distributions from net investment income	(.14)	(.14)	(.13)	(.15)	(.09)
Distributions from net realized gain	(.17)	(.13)	(.67)	(.58)	(.49)
Total distributions	(.30) C	(.27)	(.80)	(.73)	(.58)
Net asset value, end of period	$13.75	$12.38	$10.63	$13.90	$12.46
Total Return D,E	13.61%	19.12%	(18.44)%	17.47%	19.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.34%	1.45%	1.25%	1.57%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,390	$718	$534	$559	$459
Portfolio turnover rate H	50%	74%	48%	24%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	785	45,498
VIP Equity-Income Portfolio - Initial Class (a)	1,396	37,123
VIP Growth & Income Portfolio - Initial Class (a)	1,667	50,918
VIP Growth Portfolio - Initial Class (a)	778	75,405
VIP Mid Cap Portfolio - Initial Class (a)	311	11,688
VIP Value Portfolio - Initial Class (a)	1,373	26,086
VIP Value Strategies Portfolio - Initial Class (a)	835	12,957
TOTAL DOMESTIC EQUITY FUNDS (Cost $275,631)		259,675

Fixed-Income Funds - 7.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	544	5,056
Fidelity Long-Term Treasury Bond Index Fund (a)	3,635	33,334
TOTAL FIXED-INCOME FUNDS (Cost $39,574)		38,390

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	5,746	65,960
VIP Overseas Portfolio - Initial Class (a)	5,506	140,241
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $219,107)		206,201

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $534,312)	504,266
NET OTHER ASSETS (LIABILITIES) - 0.0%	(31)
NET ASSETS - 100.0%	504,235

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	499,970	499,970	74	-	-	-	-	0.0%
Total	-	499,970	499,970	74	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	6,466	6,534	113	68	-	-	-
Fidelity International Bond Index Fund	-	5,757	618	83	(3)	(80)	5,056	544
Fidelity Long-Term Treasury Bond Index Fund	-	42,222	8,008	498	224	(1,104)	33,334	3,635
VIP Contrafund Portfolio - Initial Class	-	52,941	5,186	5,227	(43)	(2,214)	45,498	785
VIP Emerging Markets Portfolio - Initial Class	-	75,913	9,456	920	14	(511)	65,960	5,746
VIP Equity-Income Portfolio - Initial Class	-	42,762	5,155	2,572	43	(527)	37,123	1,396
VIP Government Money Market Portfolio - Initial Class	-	420	420	2	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	-	56,808	5,591	3,697	79	(378)	50,918	1,667
VIP Growth Portfolio - Initial Class	-	95,130	8,169	15,471	(538)	(11,018)	75,405	778
VIP High Income Portfolio - Initial Class	-	1,400	1,485	-	85	-	-	-
VIP Investment Grade Bond II Portfolio - Initial Class	-	1,536	1,543	-	7	-	-	-
VIP Mid Cap Portfolio - Initial Class	-	13,597	1,597	1,281	100	(412)	11,688	311
VIP Overseas Portfolio - Initial Class	-	159,845	6,949	8,608	(260)	(12,395)	140,241	5,506
VIP Value Portfolio - Initial Class	-	30,372	3,885	2,356	146	(547)	26,086	1,373
VIP Value Strategies Portfolio - Initial Class	-	15,604	1,882	1,715	95	(860)	12,957	835
	-	600,773	66,478	42,543	17	(30,046)	504,266	22,576

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	259,675	259,675	-	-

Fixed-Income Funds	38,390	38,390	-	-

International Equity Funds	206,201	206,201	-	-
Total Investments in Securities:	504,266	504,266	-	-
VIP Freedom 2070 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $534,312)	$504,266

Total Investment in Securities (cost $534,312)		$504,266
Receivable for investments sold		3,133
Total assets		507,399
Liabilities
Payable for investments purchased	$3,133
Distribution and service plan fees payable	31
Total liabilities		3,164
Net Assets		$504,235
Net Assets consist of:
Paid in capital		$500,000
Total accumulated earnings (loss)		4,235
Net Assets		$504,235

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($302,540 ÷ 30,000 shares)		$10.08
Service Class :
Net Asset Value, offering price and redemption price per share ($100,846 ÷ 10,000 shares)		$10.08
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($100,849 ÷ 10,000 shares)		$10.08
Statement of Operations
For the period July 1, 2024 (commencement of operations) through December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$5,655
Income from Fidelity Central Funds		74
Total income		5,729
Expenses
Distribution and service plan fees	$182
Independent trustees' fees and expenses	1
Total expenses		183
Net Investment income (loss)		5,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	17
Capital gain distributions from underlying funds:
Affiliated issuers	36,888
Total net realized gain (loss)		36,905
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(30,046)
Total change in net unrealized appreciation (depreciation)		(30,046)
Net gain (loss)		6,859
Net increase (decrease) in net assets resulting from operations		$12,405
Statement of Changes in Net Assets

For the period July 1, 2024 (commencement of operations) through December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,546
Net realized gain (loss)	36,905
Change in net unrealized appreciation (depreciation)	(30,046)
Net increase (decrease) in net assets resulting from operations	12,405
Distributions to shareholders	(8,170)

Share transactions - net increase (decrease)	500,000
Total increase (decrease) in net assets	504,235

Net Assets
Beginning of period	-
End of period	$504,235

Financial Highlights
VIP Freedom 2070 Portfolio℠ Initial Class

Years ended December 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	.14
Total from investment operations	.25
Distributions from net investment income	(.12)
Distributions from net realized gain	(.05)
Total distributions	(.17)
Net asset value, end of period	$10.08
Total Return D,E	2.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I
Expenses net of fee waivers, if any H	- % I
Expenses net of all reductions H	-% I
Net investment income (loss)	2.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$303
Portfolio turnover rate J	26 % I

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠ Service Class

Years ended December 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	.13
Total from investment operations	.24
Distributions from net investment income	(.11)
Distributions from net realized gain	(.05)
Total distributions	(.16)
Net asset value, end of period	$10.08
Total Return D,E	2.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H
Expenses net of fee waivers, if any	.10 % H
Expenses net of all reductions	.10% H
Net investment income (loss)	2.11% H
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate I	26 % H

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠ Service Class 2

Years ended December 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10
Net realized and unrealized gain (loss)	.13
Total from investment operations	.23
Distributions from net investment income	(.10)
Distributions from net realized gain	(.05)
Total distributions	(.15)
Net asset value, end of period	$10.08
Total Return D,E	2.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H
Expenses net of fee waivers, if any	.25 % H
Expenses net of all reductions	.25% H
Net investment income (loss)	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rate I	26 % H

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Freedom Income Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class, Service Class and Service Class 2. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Freedom Income Portfolio	89,050,298	4,505,808	(4,913,155)	(407,347)
VIP Freedom 2010 Portfolio	248,617,594	15,875,461	(14,919,738)	955,723
VIP Freedom 2015 Portfolio	49,539,066	11,485,244	(2,869,961)	8,615,283
VIP Freedom 2020 Portfolio	444,353,705	118,874,554	(26,195,532)	92,679,022
VIP Freedom 2025 Portfolio	348,484,800	60,796,278	(17,907,594)	42,888,684
VIP Freedom 2030 Portfolio	688,236,140	129,165,211	(32,546,293)	96,618,918
VIP Freedom 2035 Portfolio	346,169,532	40,766,053	(13,944,868)	26,821,185
VIP Freedom 2040 Portfolio	312,882,121	48,759,236	(11,689,007)	37,070,229
VIP Freedom 2045 Portfolio	173,655,462	24,896,276	(5,227,234)	19,669,042
VIP Freedom 2050 Portfolio	151,358,118	21,816,057	(4,790,643)	17,025,414
VIP Freedom 2055 Portfolio	20,645,828	1,650,179	(749,440)	900,739
VIP Freedom 2060 Portfolio	24,622,670	2,396,263	(851,696)	1,544,567
VIP Freedom 2065 Portfolio	7,263,117	413,806	(350,351)	63,455
VIP Freedom 2070 Portfolio	535,543	4	(31,281)	(31,277)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP Freedom Income Portfolio	315,536	-	(948,735)	(407,347)
VIP Freedom 2010 Portfolio	903,328	2,986,038	-	955,723
VIP Freedom 2015 Portfolio	200,394	2,316,362	-	8,615,283
VIP Freedom 2020 Portfolio	1,539,480	28,525,520	-	92,679,022
VIP Freedom 2025 Portfolio	1,093,219	13,356,085	-	42,888,684
VIP Freedom 2030 Portfolio	1,629,091	34,171,791	-	96,618,918
VIP Freedom 2035 Portfolio	847,630	19,873,957	-	26,821,185
VIP Freedom 2040 Portfolio	764,353	23,350,068	-	37,070,229
VIP Freedom 2045 Portfolio	371,349	12,773,986	-	19,669,042
VIP Freedom 2050 Portfolio	293,620	11,045,622	-	17,025,414
VIP Freedom 2055 Portfolio	38,129	1,448,727	-	900,739
VIP Freedom 2060 Portfolio	80,626	1,655,181	-	1,544,567
VIP Freedom 2065 Portfolio	13,056	459,191	-	63,455
VIP Freedom 2070 Portfolio	778	34,733	-	(31,277)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Freedom Income Portfolio	(41,179)	(907,556)	(948,735)

Due to large subscriptions in a prior period, VIP Freedom 2060 Portfolio is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

December 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Freedom Income Portfolio	3,128,768	-	3,128,768
VIP Freedom 2010 Portfolio	8,877,417	-	8,877,417
VIP Freedom 2015 Portfolio	2,107,005	1,580,241	3,687,246
VIP Freedom 2020 Portfolio	17,148,254	13,707,642	30,855,896
VIP Freedom 2025 Portfolio	10,214,778	-	10,214,778
VIP Freedom 2030 Portfolio	18,336,552	-	18,336,552
VIP Freedom 2035 Portfolio	7,604,689	3,436,357	11,041,046
VIP Freedom 2040 Portfolio	5,851,627	3,839,952	9,691,579
VIP Freedom 2045 Portfolio	2,815,603	2,376,913	5,192,516
VIP Freedom 2050 Portfolio	2,506,084	2,253,670	4,759,754
VIP Freedom 2055 Portfolio	320,226	213,973	534,199
VIP Freedom 2060 Portfolio	371,501	323,406	694,907
VIP Freedom 2065 Portfolio	101,110	34,623	135,733
VIP Freedom 2070 PortfolioA	8,170	-	8,170

December 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Freedom Income Portfolio	2,815,603	-	2,815,603
VIP Freedom 2010 Portfolio	10,294,615	19,661,284	29,955,899
VIP Freedom 2015 Portfolio	2,153,433	1,215,642	3,369,075
VIP Freedom 2020 Portfolio	17,133,976	3,993,220	21,127,196
VIP Freedom 2025 Portfolio	9,580,605	-	9,580,605
VIP Freedom 2030 Portfolio	15,442,922	-	15,442,922
VIP Freedom 2035 Portfolio	5,074,359	425,869	5,500,228
VIP Freedom 2040 Portfolio	3,902,896	3,087,331	6,990,227
VIP Freedom 2045 Portfolio	1,848,980	1,759,393	3,608,373
VIP Freedom 2050 Portfolio	1,710,876	1,574,725	3,285,601
VIP Freedom 2055 Portfolio	163,936	100,952	264,888
VIP Freedom 2060 Portfolio	252,959	169,373	422,332
VIP Freedom 2065 Portfolio	42,522	27,712	70,234

A For the period July 1, 2024 (commencement of operations) through December 31, 2024.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	41,764,966	30,671,763
VIP Freedom 2010 Portfolio	66,295,470	90,008,162
VIP Freedom 2015 Portfolio	20,751,023	25,173,144
VIP Freedom 2020 Portfolio	164,982,472	212,618,266
VIP Freedom 2025 Portfolio	162,099,550	158,507,185
VIP Freedom 2030 Portfolio	305,428,609	232,667,837
VIP Freedom 2035 Portfolio	180,543,787	115,229,687
VIP Freedom 2040 Portfolio	171,994,317	110,238,633
VIP Freedom 2045 Portfolio	89,618,893	54,419,512
VIP Freedom 2050 Portfolio	82,088,816	54,173,692
VIP Freedom 2055 Portfolio	15,409,153	7,930,630
VIP Freedom 2060 Portfolio	17,233,237	12,166,126
VIP Freedom 2065 Portfolio	6,628,526	2,588,865
VIP Freedom 2070 Portfolio	600,773	66,478
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Freedom Income Portfolio	39,524	34,483	74,007
VIP Freedom 2010 Portfolio	17,986	572,655	590,641
VIP Freedom 2015 Portfolio	12,661	57,588	70,249
VIP Freedom 2020 Portfolio	124,429	887,215	1,011,644
VIP Freedom 2025 Portfolio	184,639	276,011	460,650
VIP Freedom 2030 Portfolio	341,712	577,861	919,573
VIP Freedom 2035 Portfolio	159,667	334,957	494,624
VIP Freedom 2040 Portfolio	193,997	130,632	324,629
VIP Freedom 2045 Portfolio	48,152	272,994	321,146
VIP Freedom 2050 Portfolio	52,878	183,734	236,612
VIP Freedom 2055 Portfolio	5,692	22,560	28,252
VIP Freedom 2060 Portfolio	11,984	19,477	31,461
VIP Freedom 2065 Portfolio	2,707	2,294	5,001
VIP Freedom 2070 Portfolio	52	130	182

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through April 30, 2026. During the period this reimbursement reduced each applicable Fund's expenses as follows:

The following classes of each applicable Fund were in reimbursement during the period:

Reimbursement ($)
VIP Freedom 2055 Portfolio
Initial Class	391
Service Class	669
Service Class 2	1,128
VIP Freedom 2060 Portfolio
Initial Class	177
Service Class	1,185
Service Class 2	688
VIP Freedom 2065 Portfolio
Service Class	17
Service Class 2	13

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Freedom Income Portfolio	2
VIP Freedom 2010 Portfolio	1
VIP Freedom 2015 Portfolio	10
VIP Freedom 2020 Portfolio	4
VIP Freedom 2025 Portfolio	169
VIP Freedom 2030 Portfolio	150
VIP Freedom 2035 Portfolio	18
VIP Freedom 2040 Portfolio	71
VIP Freedom 2045 Portfolio	52
VIP Freedom 2050 Portfolio	37
VIP Freedom 2055 Portfolio	1
VIP Freedom 2065 Portfolio	1
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$953,801	$854,766
Service Class	1,697,713	1,360,128
Service Class 2	477,254	600,709
Total	$3,128,768	$2,815,603
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$596,244	$1,437,928
Service Class	596,287	2,267,100
Service Class 2	7,684,886	26,250,871
Total	$8,877,417	$29,955,899
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$1,493,521	$1,279,047
Service Class	794,866	752,489
Service Class 2	1,398,859	1,337,539
Total	$3,687,246	$3,369,075
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$4,714,470	$2,856,614
Service Class	6,842,418	4,765,965
Service Class 2	19,299,008	13,504,617
Total	$30,855,896	$21,127,196
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$2,553,584	$2,114,386
Service Class	4,969,981	4,741,865
Service Class 2	2,691,213	2,724,354
Total	$10,214,778	$9,580,605
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$4,596,693	$3,630,083
Service Class	8,654,565	7,108,355
Service Class 2	5,085,294	4,704,484
Total	$18,336,552	$15,442,922
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$1,559,140	$708,529
Service Class	5,270,497	2,626,198
Service Class 2	4,211,409	2,165,501
Total	$11,041,046	$5,500,228
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$2,445,240	$1,579,926
Service Class	5,758,235	4,340,621
Service Class 2	1,488,104	1,069,680
Total	$9,691,579	$6,990,227
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$644,337	$350,222
Service Class	1,431,254	910,150
Service Class 2	3,116,925	2,348,001
Total	$5,192,516	$3,608,373
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$992,104	$665,385
Service Class	1,609,195	1,091,054
Service Class 2	2,158,455	1,529,162
Total	$4,759,754	$3,285,601
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$111,558	$44,198
Service Class	168,172	91,852
Service Class 2	254,469	128,838
Total	$534,199	$264,888
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$74,260	$29,565
Service Class	390,876	283,010
Service Class 2	229,771	109,757
Total	$694,907	$422,332
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$37,337	$17,938
Service Class	72,831	37,711
Service Class 2	25,565	14,585
Total	$135,733	$70,234
VIP Freedom 2070 Portfolio
Distributions to shareholdersA
Initial Class	$5,010	$-
Service Class	1,620	-
Service Class 2	1,540	-
Total	$8,170	$-

A For the period July 1, 2024 (commencement of operations) through December 31, 2024.
8. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Freedom Income Portfolio
Initial Class
Shares sold	284,405	886,488	$3,210,218	$9,500,247
Issued in exchange for the shares of the Acquired Fund(s)	446,775	-	4,968,120	-
Reinvestment of distributions	86,614	78,642	953,801	854,766
Shares redeemed	(524,498)	(317,657)	(5,884,868)	(3,428,227)
Net increase (decrease)	293,296	647,473	$3,247,271	$6,926,786
Service Class
Shares sold	2,178,367	949,188	$24,571,664	$10,255,725
Issued in exchange for the shares of the Acquired Fund(s)	329,353	-	3,655,826	-
Reinvestment of distributions	154,405	125,425	1,697,713	1,360,128
Shares redeemed	(1,194,553)	(1,079,667)	(13,368,019)	(11,651,339)
Net increase (decrease)	1,467,572	(5,054)	$16,557,184	$(35,486)
Service Class 2
Shares sold	295,324	223,607	$3,307,774	$2,411,512
Issued in exchange for the shares of the Acquired Fund(s)	25,230	-	279,044	-
Reinvestment of distributions	43,564	55,623	477,254	600,709
Shares redeemed	(446,208)	(572,650)	(4,976,860)	(6,204,220)
Net increase (decrease)	(82,090)	(293,420)	$(912,788)	$(3,191,999)
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	225,458	734,753	$2,628,064	$8,007,538
Reinvestment of distributions	51,974	130,011	596,244	1,437,928
Shares redeemed	(483,160)	(369,613)	(5,614,292)	(4,138,846)
Net increase (decrease)	(205,728)	495,151	$(2,389,984)	$5,306,620
Service Class
Shares sold	284,244	189,086	$3,331,968	$2,114,536
Reinvestment of distributions	52,091	205,902	596,287	2,267,100
Shares redeemed	(661,196)	(527,785)	(7,736,504)	(5,863,420)
Net increase (decrease)	(324,861)	(132,797)	$(3,808,249)	$(1,481,784)
Service Class 2
Shares sold	808,374	295,703	$9,324,567	$3,261,362
Reinvestment of distributions	676,384	2,401,781	7,684,886	26,250,871
Shares redeemed	(3,352,996)	(3,641,109)	(38,787,846)	(40,173,370)
Net increase (decrease)	(1,868,238)	(943,625)	$(21,778,393)	$(10,661,137)
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	91,095	452,129	$1,074,280	$5,016,230
Reinvestment of distributions	131,910	114,442	1,493,521	1,279,047
Shares redeemed	(359,400)	(353,327)	(4,179,733)	(3,935,296)
Net increase (decrease)	(136,395)	213,244	$(1,611,932)	$2,359,981
Service Class
Shares sold	536,687	353,166	$6,228,387	$3,916,473
Reinvestment of distributions	70,442	67,691	794,866	752,489
Shares redeemed	(668,660)	(779,524)	(7,740,561)	(8,677,182)
Net increase (decrease)	(61,531)	(358,667)	$(717,308)	$(4,008,220)
Service Class 2
Shares sold	220,685	213,981	$2,599,097	$2,362,103
Reinvestment of distributions	124,505	120,772	1,398,859	1,337,539
Shares redeemed	(504,383)	(527,715)	(5,812,756)	(5,806,501)
Net increase (decrease)	(159,193)	(192,962)	$(1,814,800)	$(2,106,859)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	1,083,159	2,685,710	$13,863,619	$32,137,000
Reinvestment of distributions	378,386	234,952	4,714,470	2,856,614
Shares redeemed	(1,932,796)	(1,561,179)	(24,689,059)	(18,657,328)
Net increase (decrease)	(471,251)	1,359,483	$(6,110,970)	$16,336,286
Service Class
Shares sold	2,995,047	1,884,596	$38,591,476	$22,521,084
Reinvestment of distributions	551,080	395,261	6,842,418	4,765,965
Shares redeemed	(3,843,278)	(3,386,893)	(49,202,209)	(40,288,918)
Net increase (decrease)	(297,151)	(1,107,036)	$(3,768,315)	$(13,001,869)
Service Class 2
Shares sold	648,688	830,980	$8,243,992	$9,817,447
Reinvestment of distributions	1,564,994	1,125,932	19,299,008	13,504,617
Shares redeemed	(5,339,980)	(4,942,858)	(67,985,434)	(58,717,326)
Net increase (decrease)	(3,126,298)	(2,985,946)	$(40,442,434)	$(35,395,262)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	802,556	3,499,750	$12,905,572	$49,982,607
Reinvestment of distributions	160,505	142,515	2,553,584	2,114,386
Shares redeemed	(1,152,345)	(912,435)	(18,407,342)	(13,203,863)
Net increase (decrease)	(189,284)	2,729,830	$(2,948,186)	$38,893,130
Service Class
Shares sold	4,104,611	3,171,969	$66,050,791	$45,705,083
Reinvestment of distributions	313,381	323,005	4,969,981	4,741,865
Shares redeemed	(4,620,321)	(4,085,365)	(73,210,407)	(58,562,251)
Net increase (decrease)	(202,329)	(590,391)	$(2,189,635)	$(8,115,303)
Service Class 2
Shares sold	963,283	1,001,951	$15,275,803	$14,332,648
Reinvestment of distributions	171,133	187,141	2,691,213	2,724,354
Shares redeemed	(1,595,094)	(1,632,301)	(25,389,699)	(23,237,902)
Net increase (decrease)	(460,678)	(443,209)	$(7,422,683)	$(6,180,900)
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	2,429,792	3,313,084	$39,677,916	$48,202,389
Reinvestment of distributions	281,761	242,309	4,596,693	3,630,083
Shares redeemed	(1,764,008)	(1,485,965)	(28,938,630)	(21,556,364)
Net increase (decrease)	947,545	2,069,428	$15,335,979	$30,276,108
Service Class
Shares sold	6,345,375	4,868,737	$104,407,309	$70,472,748
Reinvestment of distributions	532,308	476,840	8,654,565	7,108,355
Shares redeemed	(5,147,020)	(4,306,355)	(83,033,096)	(62,005,332)
Net increase (decrease)	1,730,663	1,039,222	$30,028,778	$15,575,771
Service Class 2
Shares sold	1,699,229	1,952,431	$27,634,128	$28,097,338
Reinvestment of distributions	314,611	317,545	5,085,294	4,704,484
Shares redeemed	(2,573,104)	(2,370,936)	(42,102,443)	(34,173,618)
Net increase (decrease)	(559,264)	(100,960)	$(9,383,021)	$(1,371,796)
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	539,181	816,666	$14,905,818	$19,944,052
Reinvestment of distributions	56,996	27,913	1,559,140	708,529
Shares redeemed	(238,210)	(158,552)	(6,464,325)	(3,859,274)
Net increase (decrease)	357,967	686,027	$10,000,633	$16,793,307
Service Class
Shares sold	2,563,366	2,222,007	$71,523,833	$53,711,627
Reinvestment of distributions	193,512	104,263	5,270,497	2,626,198
Shares redeemed	(1,736,158)	(1,207,278)	(47,718,477)	(29,346,996)
Net increase (decrease)	1,020,720	1,118,992	$29,075,853	$26,990,829
Service Class 2
Shares sold	861,901	897,849	$23,824,011	$21,652,655
Reinvestment of distributions	156,222	86,722	4,211,409	2,165,501
Shares redeemed	(679,676)	(611,604)	(18,657,089)	(14,648,775)
Net increase (decrease)	338,447	372,967	$9,378,331	$9,169,381
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	840,567	952,651	$22,592,849	$21,971,331
Reinvestment of distributions	92,425	66,913	2,445,240	1,579,926
Shares redeemed	(420,346)	(303,653)	(11,316,844)	(7,025,473)
Net increase (decrease)	512,646	715,911	$13,721,245	$16,525,784
Service Class
Shares sold	2,285,320	2,441,836	$61,889,922	$55,811,760
Reinvestment of distributions	218,549	185,312	5,758,235	4,340,621
Shares redeemed	(1,693,644)	(1,575,002)	(45,331,621)	(36,358,908)
Net increase (decrease)	810,225	1,052,146	$22,316,536	$23,793,473
Service Class 2
Shares sold	454,054	498,289	$12,115,198	$11,391,766
Reinvestment of distributions	56,954	45,991	1,488,104	1,069,680
Shares redeemed	(286,277)	(385,578)	(7,693,420)	(8,785,619)
Net increase (decrease)	224,731	158,702	$5,909,882	$3,675,827
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	248,890	372,832	$6,810,083	$8,687,583
Reinvestment of distributions	24,011	14,637	644,337	350,222
Shares redeemed	(109,200)	(50,633)	(3,021,983)	(1,198,675)
Net increase (decrease)	163,701	336,836	$4,432,437	$7,839,130
Service Class
Shares sold	838,926	938,836	$23,224,944	$22,105,547
Reinvestment of distributions	53,561	38,486	1,431,254	910,150
Shares redeemed	(616,539)	(400,189)	(16,822,669)	(9,402,638)
Net increase (decrease)	275,948	577,133	$7,833,529	$13,613,059
Service Class 2
Shares sold	724,114	778,851	$19,629,173	$18,072,834
Reinvestment of distributions	117,865	100,565	3,116,925	2,348,001
Shares redeemed	(420,852)	(487,903)	(11,421,847)	(11,303,823)
Net increase (decrease)	421,127	391,513	$11,324,251	$9,117,012
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	537,589	453,481	$13,359,347	$9,533,620
Reinvestment of distributions	41,100	31,041	992,104	665,385
Shares redeemed	(454,781)	(186,416)	(11,108,842)	(3,994,297)
Net increase (decrease)	123,908	298,106	$3,242,609	$6,204,708
Service Class
Shares sold	780,515	748,931	$19,389,175	$15,721,134
Reinvestment of distributions	66,891	51,197	1,609,195	1,091,054
Shares redeemed	(520,035)	(422,051)	(12,919,038)	(8,865,929)
Net increase (decrease)	327,371	378,077	$8,079,332	$7,946,259
Service Class 2
Shares sold	654,132	733,870	$15,977,764	$15,313,791
Reinvestment of distributions	90,532	72,336	2,158,455	1,529,162
Shares redeemed	(466,286)	(347,415)	(11,461,812)	(7,335,701)
Net increase (decrease)	278,378	458,791	$6,674,407	$9,507,252
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	194,369	133,801	$2,667,830	$1,573,006
Reinvestment of distributions	7,661	2,679	105,165	33,697
Shares redeemed	(80,542)	(7,740)	(1,135,377)	(91,744)
Net increase (decrease)	121,488	128,740	$1,637,618	$1,514,959
Service Class
Shares sold	284,261	306,462	$3,991,814	$3,595,314
Reinvestment of distributions	12,346	7,422	168,172	91,423
Shares redeemed	(188,049)	(159,707)	(2,614,190)	(1,892,017)
Net increase (decrease)	108,558	154,177	$1,545,796	$1,794,720
Service Class 2
Shares sold	299,655	230,903	$4,158,264	$2,693,859
Reinvestment of distributions	18,368	10,187	248,909	124,679
Shares redeemed	(102,054)	(48,955)	(1,453,013)	(585,503)
Net increase (decrease)	215,969	192,135	$2,954,160	$2,233,035
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	131,915	101,848	$1,799,085	$1,179,175
Reinvestment of distributions	4,746	1,532	64,106	19,165
Shares redeemed	(60,081)	(12,705)	(825,218)	(152,588)
Net increase (decrease)	76,580	90,675	$1,037,973	$1,045,752
Service Class
Shares sold	513,380	504,231	$7,166,128	$5,910,169
Reinvestment of distributions	29,300	23,370	390,876	283,010
Shares redeemed	(593,023)	(238,840)	(7,925,941)	(2,796,794)
Net increase (decrease)	(50,343)	288,761	$(368,937)	$3,396,385
Service Class 2
Shares sold	222,528	192,925	$3,031,935	$2,253,542
Reinvestment of distributions	16,712	8,654	222,682	104,740
Shares redeemed	(28,199)	(30,061)	(390,268)	(353,940)
Net increase (decrease)	211,041	171,518	$2,864,349	$2,004,342
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	97,358	36,388	$1,316,511	$412,181
Reinvestment of distributions	1,944	670	26,469	8,071
Shares redeemed	(23,342)	(19,507)	(314,702)	(223,232)
Net increase (decrease)	75,960	17,551	$1,028,278	$197,020
Service Class
Shares sold	234,751	154,287	$3,213,478	$1,772,357
Reinvestment of distributions	4,861	2,618	65,687	31,223
Shares redeemed	(99,069)	(121,377)	(1,335,547)	(1,359,869)
Net increase (decrease)	140,543	35,528	$1,943,618	$443,711
Service Class 2
Shares sold	45,463	8,876	$643,125	$100,961
Reinvestment of distributions	1,145	475	15,465	5,652
Shares redeemed	(3,424)	(1,620)	(46,909)	(18,748)
Net increase (decrease)	43,184	7,731	$611,681	$87,865
VIP Freedom 2070 PortfolioA
Initial Class
Shares sold	30,000	-	$300,000	$-
Net increase (decrease)	30,000	-	$300,000	$-
Service Class
Shares sold	10,000	-	$100,000	$-
Net increase (decrease)	10,000	-	$100,000	$-
Service Class 2
Shares sold	10,000	-	$100,000	$-
Net increase (decrease)	10,000	-	$100,000	$-

A For the period July 1, 2024 (commencement of operations) through December 31, 2024.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	15%	2	41%
VIP Freedom 2010 Portfolio	-	1	84%
VIP Freedom 2015 Portfolio	25%	2	26%
VIP Freedom 2020 Portfolio	-	1	63%
VIP Freedom 2025 Portfolio	-	3	52%
VIP Freedom 2030 Portfolio	-	2	51%
VIP Freedom 2035 Portfolio	-	4	67%
VIP Freedom 2040 Portfolio	-	3	65%
VIP Freedom 2045 Portfolio	-	4	68%
VIP Freedom 2050 Portfolio	-	4	75%
VIP Freedom 2055 Portfolio	-	2	61%
VIP Freedom 2060 Portfolio	-	2	76%
VIP Freedom 2065 Portfolio	17%	3	73%
VIP Freedom 2070 Portfolio	100%	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	30%
VIP Overseas Portfolio	33%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Reorganization Information.
On June 7, 2024, VIP Freedom Income Portfolio acquired all of the assets and assumed all of the liabilities of VIP Freedom 2005 Portfolio ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the VIP Freedom Income Portfolio. The acquisition was accomplished by an exchange of each class of VIP Freedom Income Portfolio for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by VIP Freedom Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of VIP Freedom Income Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
VIP Freedom 2005 Portfolio	8,901,778	394,296
Initial Class			4,968,120	446,775	1.0339208633
Service Class			3,655,826	329,353	1.0437297297
Service Class 2			279,044	25,230	1.0365009042

Surviving Fund	Net Assets $	Total net assets after the acquisition $
VIP Freedom Income Portfolio	69,407,822	78,310,812

Pro forma results of operations of the combined entity for the entire period ended December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,977,729
Total net realized gain (loss)	1,095,342
Total change in net unrealized appreciation (depreciation)	(826,367)
Net increase (decrease) in net assets resulting from operations	$3,246,704

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the VIP Freedom Income Portfolio's accompanying Statement of Operations since June 7, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Freedom Income Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of VIP Freedom Income Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio (the "Funds"), each a fund of Variable Insurance Products Fund V, including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the related statements of operations, the statements of changes in net assets and financial highlights for VIP Freedom 2070 Portfolio, which are for the period from July 1, 2024 (commencement of operations) through December 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

VIP Freedom 2010 Portfolio	$2,986,038
VIP Freedom 2015 Portfolio	$2,319,508
VIP Freedom 2020 Portfolio	$28,564,872
VIP Freedom 2025 Portfolio	$13,356,085
VIP Freedom 2030 Portfolio	$34,171,791
VIP Freedom 2035 Portfolio	$19,882,200
VIP Freedom 2040 Portfolio	$23,359,582
VIP Freedom 2045 Portfolio	$12,776,236
VIP Freedom 2050 Portfolio	$11,045,886
VIP Freedom 2055 Portfolio	$1,450,772
VIP Freedom 2060 Portfolio	$1,657,459
VIP Freedom 2065 Portfolio	$459,603
VIP Freedom 2070 Portfolio	$34,733

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

VIP Freedom Income Portfolio	33.56%
VIP Freedom 2005 Portfolio	47.03%
VIP Freedom 2010 Portfolio	28.97%
VIP Freedom 2015 Portfolio	21.21%
VIP Freedom 2020 Portfolio	16.58%
VIP Freedom 2025 Portfolio	14.29%
VIP Freedom 2030 Portfolio	11.18%
VIP Freedom 2035 Portfolio	7.20%
VIP Freedom 2040 Portfolio	3.36%
VIP Freedom 2045 Portfolio	2.25%
VIP Freedom 2050 Portfolio	2.28%
VIP Freedom 2055 Portfolio	2.11%
VIP Freedom 2060 Portfolio	2.12%
VIP Freedom 2065 Portfolio	1.89%
VIP Freedom 2070 Portfolio	1.38%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

VIP Freedom Income Portfolio	$2,845,855
VIP Freedom 2005 Portfolio	$71,164
VIP Freedom 2010 Portfolio	$7,336,333
VIP Freedom 2015 Portfolio	$1,434,731
VIP Freedom 2020 Portfolio	$10,339,366
VIP Freedom 2025 Portfolio	$6,266,321
VIP Freedom 2030 Portfolio	$10,673,544
VIP Freedom 2035 Portfolio	$3,703,354
VIP Freedom 2040 Portfolio	$1,769,571
VIP Freedom 2045 Portfolio	$629,048
VIP Freedom 2050 Portfolio	$563,305
VIP Freedom 2055 Portfolio	$69,414
VIP Freedom 2060 Portfolio	$83,792
VIP Freedom 2065 Portfolio	$21,537
VIP Freedom 2070 Portfolio	$1,463
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Initial Class	Service Class	Service Class 2
VIP Freedom Income Portfolio
February, 2024	0%	0%	0%
December, 2024	3%	3%	3%
VIP Freedom 2005 Portfolio
February, 2024	0%	0%	0%
December 2024	0%	0%	0%
VIP Freedom 2010 Portfolio
February, 2024	0%	0%	0%
December, 2024	4%	4%	4%
VIP Freedom 2015 Portfolio
February, 2024	0%	0%	0%
December, 2024	5%	5%	6%
VIP Freedom 2020 Portfolio
February, 2024	0%	0%	0%
December, 2024	7%	8%	8%
VIP Freedom 2025 Portfolio
February, 2024	0%	0%	0%
December, 2024	11%	11%	12%
VIP Freedom 2030 Portfolio
February, 2024	0%	0%	0%
December, 2024	13%	13%	14%
VIP Freedom 2035 Portfolio
February, 2024 December, 2024	0% 16%	0% 16%	0% 18%
VIP Freedom 2040 Portfolio
February, 2024	1%	1%	1%
December, 2024	23%	24%	27%
VIP Freedom 2045 Portfolio
February, 2024	1%	1%	1%
December, 2024	26%	28%	30%
VIP Freedom 2050 Portfolio
February, 2024	2%	2%	2%
December, 2024	26%	28%	30%
VIP Freedom 2055 Portfolio
February, 2024	0%	0%	0%
December, 2024	25%	27%	29%
VIP Freedom 2060 Portfolio
February, 2024	0%	0%	0%
December, 2024	26%	27%	29%
VIP Freedom 2065 Portfolio
February, 2024	0%	0%	0%
December, 2024	26%	28%	30%
VIP Freedom 2070 Portfolio
February, 2024	0%	0%	0%
December, 2024	25%	26%	27%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
VIP Freedom Income Portfolio
Initial Class	12/18/24	$0.0235	$0.0068
Service Class	12/18/24	$0.0229	$0.0068
Service Class 2	12/18/24	$0.0216	$0.0068
VIP Freedom 2010 Portfolio
Initial Class	12/18/24	$0.0188	$0.0083
Service Class	12/18/24	$0.0181	$0.0083
Service Class 2	12/18/24	$0.0173	$0.0083
VIP Freedom 2015 Portfolio
Initial Class	12/18/24	$0.0360	$0.0101
Service Class	12/18/24	$0.0349	$0.0101
Service Class 2	12/18/24	$0.0332	$0.0101
VIP Freedom 2020 Portfolio
Initial Class	12/18/24	$0.0459	$0.0129
Service Class	12/18/24	$0.0443	$0.0129
Service Class 2	12/18/24	$0.0416	$0.0129
VIP Freedom 2025 Portfolio
Initial Class	12/18/24	$0.0641	$0.0183
Service Class	12/18/24	$0.0616	$0.0183
Service Class 2	12/18/24	$0.0573	$0.0183
VIP Freedom 2030 Portfolio
Initial Class	12/18/24	$0.0732	$0.0204
Service Class	12/18/24	$0.0703	$0.0204
Service Class 2	12/18/24	$0.0651	$0.0204
VIP Freedom 2035 Portfolio
Initial Class	12/18/24	$0.1433	$0.0389
Service Class	12/18/24	$0.1375	$0.0389
Service Class 2	12/18/24	$0.1277	$0.0389
VIP Freedom 2040 Portfolio
Initial Class	12/18/24	$0.1616	$0.0446
Service Class	12/18/24	$0.1533	$0.0446
Service Class 2	12/18/24	$0.1405	$0.0446
VIP Freedom 2045 Portfolio
Initial Class	12/18/24	$0.1721	$0.0464
Service Class	12/18/24	$0.1632	$0.0464
Service Class 2	12/18/24	$0.1486	$0.0464
VIP Freedom 2050 Portfolio
Initial Class	12/18/24	$0.1546	$0.0419
Service Class	12/18/24	$0.1465	$0.0419
Service Class 2	12/18/24	$0.1335	$0.0419
VIP Freedom 2055 Portfolio
Initial Class	12/30/24	$0.0935	$0.0238
Service Class	12/30/24	$0.0891	$0.0238
Service Class 2	12/30/24	$0.0821	$0.0238
VIP Freedom 2060 Portfolio
Initial Class	12/30/24	$0.0876	$0.0228
Service Class	12/30/24	$0.0832	$0.0228
Service Class 2	12/30/24	$0.0766	$0.0228
VIP Freedom 2065 Portfolio
Initial Class	12/30/24	$0.0896	$0.0217
Service Class	12/30/24	$0.0856	$0.0217
Service Class 2	12/30/24	$0.0804	$0.0217
VIP Freedom 2070 Portfolio
Initial Class	12/30/24	$0.0824	$0.0170
Service Class	12/30/24	$0.0801	$0.0170
Service Class 2	12/30/24	$0.0766	$0.0170

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Freedom 2070 Portfolio
At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund will not pay FMR a management fee for investment advisory services and that the fund will bear indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests, and that information about such expenses will be disclosed in the fund's prospectus. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate ranks below the median of its competitor funds. The Board also considered that the projected total net expense ratio of Initial Class and Service Class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board also considered that the projected total net expense ratio of Service Class 2 of the fund is below the competitive median, excluding acquired fund fees and expenses, and above the competitive median when including acquired fund fees and expenses. The Board noted that Service Class 2, unlike most competitor classes in the insurance marketplace, has a 12b-1 fee as it is distributed through the intermediary insurance channel and that intermediaries choose the appropriate class of shares for their clients.
Based on its review, the Board concluded that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.
Economies of Scale. The Board concluded that because the fund does not pay a management fee and that FMR or an affiliate will bear all expenses of the fund, with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
VIP Freedom Income Portfolio
VIP Freedom 2010 Portfolio
VIP Freedom 2015 Portfolio
VIP Freedom 2020 Portfolio
VIP Freedom 2025 Portfolio
VIP Freedom 2030 Portfolio
VIP Freedom 2035 Portfolio
VIP Freedom 2040 Portfolio
VIP Freedom 2045 Portfolio
VIP Freedom 2050 Portfolio
VIP Freedom 2055 Portfolio
VIP Freedom 2060 Portfolio
VIP Freedom 2065 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. The Board considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. In its review of the total expense ratio of the representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees) of each fund, the Board noted that each fund invests in a class of shares of the underlying Fidelity funds that does not charge a 12b-1 fee. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that the total expense ratio for Service Class 2 of VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, and VIP Freedom 2040 Portfolio ranked in the 4th quartile of the similar sales load structure group. The Board considered that Service Class 2 has a 0.25% 12b-1 fee, whereas most of the classes in the insurance universe do not have 12b-1 fees. Additionally, the VIP target date mapped groups may contain a combination of active, blend and passive competitors.
The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.
Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.826371.120
VIPFF2K-ANN-0325
Fidelity® Variable Insurance Products:

VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠

Annual Report
December 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Investor Freedom Income Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 62.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,351,769	12,017,224
Fidelity International Bond Index Fund (a)	261,189	2,429,057
Fidelity Long-Term Treasury Bond Index Fund (a)	252,077	2,311,549
VIP High Income Portfolio - Investor Class (a)	198,325	928,159
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,259,910	30,023,772
TOTAL BOND FUNDS (Cost $51,476,358)		47,709,761

Domestic Equity Funds - 9.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	22,069	1,265,673
VIP Equity Income Portfolio - Investor Class (a)	39,190	1,032,656
VIP Growth & Income Portfolio - Investor Class (a)	46,684	1,416,853
VIP Growth Portfolio - Investor Class (a)	21,880	2,097,597
VIP Mid Cap Portfolio - Investor Class (a)	8,752	325,119
VIP Value Portfolio - Investor Class (a)	38,311	725,619
VIP Value Strategies Portfolio - Investor Class (a)	23,526	360,651
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,505,852)		7,224,168

International Equity Funds - 12.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	359,926	4,110,350
VIP Overseas Portfolio - Investor Class (a)	223,391	5,665,206
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,606,066)		9,775,556

Money Market Funds - 15.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $11,794,889)	4.29	11,794,889	11,794,889

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $74,383,165)	76,504,374
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	76,504,375

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	10,835,963	1,230,840	2,814,884	450,359	(240,812)	39,739	12,017,224	1,351,769
Fidelity International Bond Index Fund	1,611,785	961,507	545,121	68,423	(31,364)	40,010	2,429,057	261,189
Fidelity Long-Term Treasury Bond Index Fund	2,117,312	992,142	1,000,029	65,353	(209,278)	(4,099)	2,311,549	252,077
VIP Contrafund Portfolio - Investor Class	650,621	647,118	403,787	145,634	12,262	99,280	1,265,673	22,069
VIP Emerging Markets Portfolio - Investor Class	3,167,082	1,383,650	1,727,998	55,923	63,225	212,166	4,110,350	359,926
VIP Equity Income Portfolio - Investor Class	527,603	598,268	333,292	72,123	10,652	22,214	1,032,656	39,190
VIP Government Money Market Portfolio - Investor Class	11,568,270	2,301,238	4,894,657	548,461	-	-	11,794,889	11,794,889
VIP Growth & Income Portfolio - Investor Class	724,972	741,017	435,852	105,536	11,269	88,982	1,416,853	46,684
VIP Growth Portfolio - Investor Class	1,077,461	1,296,275	647,951	441,448	6,683	(65,150)	2,097,597	21,880
VIP High Income Portfolio - Investor Class	1,046,321	124,585	591,442	55,616	(28,480)	78,649	928,159	198,325
VIP Investment Grade Bond II Portfolio - Investor Class	24,742,061	4,701,722	6,059,347	1,253,944	(168,549)	(529,447)	30,023,772	3,259,910
VIP Mid Cap Portfolio - Investor Class	165,164	180,972	86,218	38,371	2,864	(1,758)	325,119	8,752
VIP Overseas Portfolio - Investor Class	4,578,447	1,685,594	1,826,730	353,853	158,255	(336,765)	5,665,206	223,391
VIP Value Portfolio - Investor Class	368,176	435,994	212,145	71,820	6,451	(15,850)	725,619	38,311
VIP Value Strategies Portfolio - Investor Class	182,076	229,372	98,707	49,676	3,554	(26,032)	360,651	23,526
	63,363,314	17,510,294	21,678,160	3,776,540	(403,268)	(398,061)	76,504,374	17,901,888

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	47,709,761	47,709,761	-	-

Domestic Equity Funds	7,224,168	7,224,168	-	-

International Equity Funds	9,775,556	9,775,556	-	-

Money Market Funds	11,794,889	11,794,889	-	-
Total Investments in Securities:	76,504,374	76,504,374	-	-
VIP Investor Freedom Income Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $74,383,165)	$76,504,374

Total Investment in Securities (cost $74,383,165)		$76,504,374
Receivable for investments sold		267,676
Total assets		76,772,050
Liabilities
Payable for investments purchased	$267,302
Payable for fund shares redeemed	373
Total liabilities		267,675
Net Assets		$76,504,375
Net Assets consist of:
Paid in capital		$76,903,629
Total accumulated earnings (loss)		(399,254)
Net Assets		$76,504,375
Net Asset Value, offering price and redemption price per share ($76,504,375 ÷ 7,023,723 shares)		$10.89
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$2,636,349
Expenses
Independent trustees' fees and expenses	$187
Total expenses before reductions	187
Expense reductions	(2)
Total expenses after reductions		185
Net Investment income (loss)		2,636,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(403,268)
Capital gain distributions from underlying funds:
Affiliated issuers	1,140,191
Total net realized gain (loss)		736,923
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(398,061)
Total change in net unrealized appreciation (depreciation)		(398,061)
Net gain (loss)		338,862
Net increase (decrease) in net assets resulting from operations		$2,975,026
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,636,164	$2,273,893
Net realized gain (loss)	736,923	(333,373)
Change in net unrealized appreciation (depreciation)	(398,061)	3,112,227
Net increase (decrease) in net assets resulting from operations	2,975,026	5,052,747
Distributions to shareholders	(2,820,718)	(2,918,126)

Share transactions
Proceeds from sales of shares	3,208,805	3,828,335
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	18,112,866	-
Reinvestment of distributions	2,820,718	2,918,126
Cost of shares redeemed	(11,158,884)	(18,462,983)

Net increase (decrease) in net assets resulting from share transactions	12,983,505	(11,716,522)
Total increase (decrease) in net assets	13,137,813	(9,581,901)

Net Assets
Beginning of period	63,366,562	72,948,463
End of period	$76,504,375	$63,366,562

Other Information
Shares
Sold	288,309	356,711
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	1,648,130	-
Issued in reinvestment of distributions	259,155	271,775
Redeemed	(1,012,282)	(1,721,984)
Net increase (decrease)	1,183,312	(1,093,498)

Financial Highlights
VIP Investor Freedom Income Portfolio℠

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$10.52	$12.62	$12.68	$11.91
Income from Investment Operations
Net investment income (loss) A,B	.41	.36	.27	.24	.16
Net realized and unrealized gain (loss)	.06	.46	(1.74)	.17	1.06
Total from investment operations	.47	.82	(1.47)	.41	1.22
Distributions from net investment income	(.42)	(.49)	(.25)	(.13)	(.16)
Distributions from net realized gain	(.01)	-	(.38)	(.34)	(.29)
Total distributions	(.43)	(.49)	(.63)	(.47)	(.45)
Net asset value, end of period	$10.89	$10.85	$10.52	$12.62	$12.68
Total Return C,D	4.31%	7.88%	(12.03)%	3.28%	10.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.72%	3.36%	2.44%	1.88%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$76,504	$63,367	$72,948	$102,427	$97,889
Portfolio turnover rate H	25 % I	20%	65%	27%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Investor Freedom 2010 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 59.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	881,219	7,834,035
Fidelity International Bond Index Fund (a)	191,554	1,781,449
Fidelity Long-Term Treasury Bond Index Fund (a)	186,592	1,711,047
VIP High Income Portfolio - Investor Class (a)	136,414	638,416
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,125,318	19,574,176
TOTAL BOND FUNDS (Cost $34,054,001)		31,539,123

Domestic Equity Funds - 13.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	21,469	1,231,234
VIP Equity Income Portfolio - Investor Class (a)	38,126	1,004,627
VIP Growth & Income Portfolio - Investor Class (a)	45,416	1,378,369
VIP Growth Portfolio - Investor Class (a)	21,284	2,040,511
VIP Mid Cap Portfolio - Investor Class (a)	8,514	316,290
VIP Value Portfolio - Investor Class (a)	37,273	705,943
VIP Value Strategies Portfolio - Investor Class (a)	22,889	350,884
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,027,796)		7,027,858

International Equity Funds - 15.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	283,525	3,237,857
VIP Overseas Portfolio - Investor Class (a)	191,808	4,864,240
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,748,852)		8,102,097

Money Market Funds - 11.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,940,504)	4.29	5,940,504	5,940,504

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $49,771,153)	52,609,582
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	52,609,584

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	9,058,065	710,086	1,805,833	303,064	(239,591)	111,308	7,834,035	881,219
Fidelity International Bond Index Fund	1,580,749	631,275	434,915	55,152	(29,843)	34,183	1,781,449	191,554
Fidelity Long-Term Treasury Bond Index Fund	2,030,133	672,230	804,744	54,143	(204,924)	18,352	1,711,047	186,592
VIP Contrafund Portfolio - Investor Class	1,074,930	439,754	486,904	144,961	92,472	110,982	1,231,234	21,469
VIP Emerging Markets Portfolio - Investor Class	3,345,014	973,480	1,369,482	45,089	86,579	202,266	3,237,857	283,525
VIP Equity Income Portfolio - Investor Class	871,684	465,125	400,703	73,392	28,934	39,587	1,004,627	38,126
VIP Government Money Market Portfolio - Investor Class	7,342,620	1,643,056	3,045,172	304,266	-	-	5,940,504	5,940,504
VIP Growth & Income Portfolio - Investor Class	1,197,780	531,852	515,896	106,685	55,633	109,000	1,378,369	45,416
VIP Growth Portfolio - Investor Class	1,780,132	967,649	785,729	444,728	151,816	(73,357)	2,040,511	21,284
VIP High Income Portfolio - Investor Class	931,209	66,055	400,125	38,598	(30,489)	71,766	638,416	136,414
VIP Investment Grade Bond II Portfolio - Investor Class	20,544,834	3,190,809	3,673,544	823,970	(114,851)	(373,072)	19,574,176	2,125,318
VIP Mid Cap Portfolio - Investor Class	272,870	141,433	110,124	39,690	8,077	4,034	316,290	8,514
VIP Overseas Portfolio - Investor Class	5,434,877	1,125,498	1,676,450	310,801	252,484	(272,169)	4,864,240	191,808
VIP Value Portfolio - Investor Class	608,277	351,736	256,882	75,775	10,089	(7,277)	705,943	37,273
VIP Value Strategies Portfolio - Investor Class	300,815	190,719	124,497	50,513	5,755	(21,908)	350,884	22,889
	56,373,989	12,100,757	15,891,000	2,870,827	72,141	(46,305)	52,609,582	10,131,905

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	31,539,123	31,539,123	-	-

Domestic Equity Funds	7,027,858	7,027,858	-	-

International Equity Funds	8,102,097	8,102,097	-	-

Money Market Funds	5,940,504	5,940,504	-	-
Total Investments in Securities:	52,609,582	52,609,582	-	-
VIP Investor Freedom 2010 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $49,771,153)	$52,609,582

Total Investment in Securities (cost $49,771,153)		$52,609,582
Receivable for investments sold		149,161
Total assets		52,758,743
Liabilities
Payable for investments purchased	$148,839
Payable for fund shares redeemed	320
Total liabilities		149,159
Net Assets		$52,609,584
Net Assets consist of:
Paid in capital		$49,860,691
Total accumulated earnings (loss)		2,748,893
Net Assets		$52,609,584
Net Asset Value, offering price and redemption price per share ($52,609,584 ÷ 4,375,627 shares)		$12.02
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$1,753,463
Expenses
Independent trustees' fees and expenses	$144
Total expenses before reductions	144
Expense reductions	(1)
Total expenses after reductions		143
Net Investment income (loss)		1,753,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	72,141
Capital gain distributions from underlying funds:
Affiliated issuers	1,117,364
Total net realized gain (loss)		1,189,505
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(46,305)
Total change in net unrealized appreciation (depreciation)		(46,305)
Net gain (loss)		1,143,200
Net increase (decrease) in net assets resulting from operations		$2,896,520
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,753,320	$1,787,859
Net realized gain (loss)	1,189,505	347,151
Change in net unrealized appreciation (depreciation)	(46,305)	3,116,971
Net increase (decrease) in net assets resulting from operations	2,896,520	5,251,981
Distributions to shareholders	(1,961,913)	(2,290,424)

Share transactions
Proceeds from sales of shares	216,949	1,062,269
Reinvestment of distributions	1,961,913	2,290,424
Cost of shares redeemed	(6,879,923)	(12,657,329)

Net increase (decrease) in net assets resulting from share transactions	(4,701,061)	(9,304,636)
Total increase (decrease) in net assets	(3,766,454)	(6,343,079)

Net Assets
Beginning of period	56,376,038	62,719,117
End of period	$52,609,584	$56,376,038

Other Information
Shares
Sold	17,708	90,730
Issued in reinvestment of distributions	163,592	196,386
Redeemed	(564,087)	(1,094,117)
Net increase (decrease)	(382,787)	(807,001)

Financial Highlights
VIP Investor Freedom 2010 Portfolio℠

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$11.27	$13.93	$13.73	$12.84
Income from Investment Operations
Net investment income (loss) A,B	.39	.35	.29	.26	.17
Net realized and unrealized gain (loss)	.23	.70	(2.10)	.52	1.37
Total from investment operations	.62	1.05	(1.81)	.78	1.54
Distributions from net investment income	(.44)	(.47)	(.26)	(.14)	(.17)
Distributions from net realized gain	(.01)	-	(.59)	(.44)	(.49)
Total distributions	(.45)	(.47)	(.85)	(.58)	(.65) C
Net asset value, end of period	$12.02	$11.85	$11.27	$13.93	$13.73
Total Return D,E	5.27%	9.40%	(13.50)%	5.81%	12.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	3.17%	3.03%	2.40%	1.87%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$52,610	$56,376	$62,719	$85,277	$76,008
Portfolio turnover rate I	22%	18%	64%	23%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2015 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 56.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,380,602	12,273,551
Fidelity International Bond Index Fund (a)	349,950	3,254,536
Fidelity Long-Term Treasury Bond Index Fund (a)	325,381	2,983,746
VIP High Income Portfolio - Investor Class (a)	230,780	1,080,050
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,310,842	30,492,859
TOTAL BOND FUNDS (Cost $54,424,852)		50,084,742

Domestic Equity Funds - 18.9%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	51,250	2,939,169
VIP Equity Income Portfolio - Investor Class (a)	91,014	2,398,220
VIP Growth & Income Portfolio - Investor Class (a)	108,415	3,290,409
VIP Growth Portfolio - Investor Class (a)	50,809	4,871,051
VIP Mid Cap Portfolio - Investor Class (a)	20,324	755,039
VIP Value Portfolio - Investor Class (a)	88,976	1,685,213
VIP Value Strategies Portfolio - Investor Class (a)	54,640	837,631
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,478,056)		16,776,732

International Equity Funds - 19.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	564,668	6,448,513
VIP Overseas Portfolio - Investor Class (a)	414,648	10,515,475
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,790,447)		16,963,988

Money Market Funds - 5.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $5,149,994)	4.29	5,149,994	5,149,993

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $80,843,349)	88,975,455
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100.0%	88,975,451

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	13,627,799	1,492,459	2,645,921	468,778	(116,652)	(84,134)	12,273,551	1,380,602
Fidelity International Bond Index Fund	2,798,139	1,176,179	730,792	99,771	(26,800)	37,810	3,254,536	349,950
Fidelity Long-Term Treasury Bond Index Fund	3,360,256	1,236,207	1,299,649	91,654	(274,648)	(38,420)	2,983,746	325,381
VIP Contrafund Portfolio - Investor Class	2,616,792	922,252	1,078,955	344,722	211,698	267,382	2,939,169	51,250
VIP Emerging Markets Portfolio - Investor Class	6,343,446	1,861,659	2,285,312	89,368	95,081	433,639	6,448,513	564,668
VIP Equity Income Portfolio - Investor Class	2,121,988	943,060	823,931	174,660	46,279	110,824	2,398,220	91,014
VIP Government Money Market Portfolio - Investor Class	6,852,888	2,185,252	3,888,147	253,583	-	-	5,149,993	5,149,994
VIP Growth & Income Portfolio - Investor Class	2,915,835	1,019,689	1,029,157	253,397	116,027	268,015	3,290,409	108,415
VIP Growth Portfolio - Investor Class	4,333,562	2,050,473	1,695,133	1,056,125	164,267	17,882	4,871,051	50,809
VIP High Income Portfolio - Investor Class	1,503,864	154,118	644,350	65,216	(37,764)	104,182	1,080,050	230,780
VIP Investment Grade Bond II Portfolio - Investor Class	30,477,999	5,765,281	4,992,958	1,281,802	(120,265)	(637,198)	30,492,859	3,310,842
VIP Mid Cap Portfolio - Investor Class	664,295	304,045	240,602	94,337	20,098	7,203	755,039	20,324
VIP Overseas Portfolio - Investor Class	11,183,279	2,294,060	2,857,176	668,079	347,265	(451,953)	10,515,475	414,648
VIP Value Portfolio - Investor Class	1,480,804	740,685	539,302	179,867	32,314	(29,288)	1,685,213	88,976
VIP Value Strategies Portfolio - Investor Class	732,325	416,272	270,229	119,995	18,219	(58,956)	837,631	54,640
	91,013,271	22,561,691	25,021,614	5,241,354	475,119	(53,012)	88,975,455	12,192,293

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	50,084,742	50,084,742	-	-

Domestic Equity Funds	16,776,732	16,776,732	-	-

International Equity Funds	16,963,988	16,963,988	-	-

Money Market Funds	5,149,993	5,149,993	-	-
Total Investments in Securities:	88,975,455	88,975,455	-	-
VIP Investor Freedom 2015 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $80,843,349)	$88,975,455

Total Investment in Securities (cost $80,843,349)		$88,975,455
Receivable for investments sold		303,537
Total assets		89,278,992
Liabilities
Payable for investments purchased	$303,028
Payable for fund shares redeemed	509
Other payables and accrued expenses	4
Total liabilities		303,541
Net Assets		$88,975,451
Net Assets consist of:
Paid in capital		$78,348,424
Total accumulated earnings (loss)		10,627,027
Net Assets		$88,975,451
Net Asset Value, offering price and redemption price per share ($88,975,451 ÷ 7,322,310 shares)		$12.15
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$2,638,384
Expenses
Independent trustees' fees and expenses	$235
Total expenses		235
Net Investment income (loss)		2,638,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	475,119
Capital gain distributions from underlying funds:
Affiliated issuers	2,602,970
Total net realized gain (loss)		3,078,089
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(53,012)
Total change in net unrealized appreciation (depreciation)		(53,012)
Net gain (loss)		3,025,077
Net increase (decrease) in net assets resulting from operations		$5,663,226
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,638,149	$2,574,669
Net realized gain (loss)	3,078,089	1,142,123
Change in net unrealized appreciation (depreciation)	(53,012)	5,945,677
Net increase (decrease) in net assets resulting from operations	5,663,226	9,662,469
Distributions to shareholders	(3,214,348)	(3,297,264)

Share transactions
Proceeds from sales of shares	3,233,859	1,806,390
Reinvestment of distributions	3,214,348	3,297,264
Cost of shares redeemed	(10,936,786)	(19,521,477)

Net increase (decrease) in net assets resulting from share transactions	(4,488,579)	(14,417,823)
Total increase (decrease) in net assets	(2,039,701)	(8,052,618)

Net Assets
Beginning of period	91,015,152	99,067,770
End of period	$88,975,451	$91,015,152

Other Information
Shares
Sold	267,490	154,397
Issued in reinvestment of distributions	265,509	284,558
Redeemed	(899,007)	(1,703,834)
Net increase (decrease)	(366,008)	(1,264,879)

Financial Highlights
VIP Investor Freedom 2015 Portfolio℠

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$11.07	$14.02	$13.73	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.36	.31	.28	.25	.16
Net realized and unrealized gain (loss)	.40	.88	(2.23)	.78	1.53
Total from investment operations	.76	1.19	(1.95)	1.03	1.69
Distributions from net investment income	(.40)	(.42)	(.25)	(.15)	(.17)
Distributions from net realized gain	(.05)	-	(.75)	(.59)	(.66)
Total distributions	(.45)	(.42)	(1.00)	(.74)	(.82) C
Net asset value, end of period	$12.15	$11.84	$11.07	$14.02	$13.73
Total Return D,E	6.43%	10.85%	(14.58)%	7.64%	13.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.90%	2.74%	2.34%	1.78%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$88,975	$91,015	$99,068	$123,323	$114,226
Portfolio turnover rate I	25%	19%	69%	31%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2020 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 52.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,490,874	22,143,870
Fidelity International Bond Index Fund (a)	731,734	6,805,122
Fidelity Long-Term Treasury Bond Index Fund (a)	711,351	6,523,087
VIP High Income Portfolio - Investor Class (a)	444,776	2,081,550
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,627,658	51,830,730
TOTAL BOND FUNDS (Cost $97,154,160)		89,384,359

Domestic Equity Funds - 24.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	127,649	7,320,687
VIP Equity Income Portfolio - Investor Class (a)	226,694	5,973,379
VIP Growth & Income Portfolio - Investor Class (a)	270,036	8,195,593
VIP Growth Portfolio - Investor Class (a)	126,551	12,132,490
VIP Mid Cap Portfolio - Investor Class (a)	50,622	1,880,616
VIP Value Portfolio - Investor Class (a)	221,619	4,197,458
VIP Value Strategies Portfolio - Investor Class (a)	136,096	2,086,345
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,092,147)		41,786,568

International Equity Funds - 22.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,250,608	14,281,938
VIP Overseas Portfolio - Investor Class (a)	974,246	24,706,883
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,399,762)		38,988,821

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,274,654)	4.29	1,274,654	1,274,653

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $148,920,723)	171,434,401
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	171,434,399

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	26,220,041	3,239,805	6,955,665	865,146	(542,901)	182,590	22,143,870	2,490,874
Fidelity International Bond Index Fund	6,334,040	2,485,971	2,041,952	216,641	(78,489)	105,552	6,805,122	731,734
Fidelity Long-Term Treasury Bond Index Fund	7,104,399	3,704,474	3,614,772	210,570	(588,256)	(82,758)	6,523,087	711,351
VIP Contrafund Portfolio - Investor Class	7,260,820	2,159,908	3,436,357	871,738	873,657	462,659	7,320,687	127,649
VIP Emerging Markets Portfolio - Investor Class	15,115,781	4,025,105	6,113,601	201,254	275,693	978,960	14,281,938	1,250,608
VIP Equity Income Portfolio - Investor Class	5,887,833	2,177,798	2,535,638	443,861	216,082	227,304	5,973,379	226,694
VIP Government Money Market Portfolio - Investor Class	3,815,501	2,239,958	4,780,806	54,325	-	-	1,274,653	1,274,654
VIP Growth & Income Portfolio - Investor Class	8,090,535	2,344,842	3,295,754	643,732	697,050	358,920	8,195,593	270,036
VIP Growth Portfolio - Investor Class	12,024,459	4,834,567	5,378,625	2,676,602	761,463	(109,374)	12,132,490	126,551
VIP High Income Portfolio - Investor Class	3,120,471	351,462	1,526,412	127,553	(90,365)	226,394	2,081,550	444,776
VIP Investment Grade Bond II Portfolio - Investor Class	57,617,540	9,747,928	14,198,762	2,211,418	(357,634)	(978,342)	51,830,730	5,627,658
VIP Mid Cap Portfolio - Investor Class	1,843,273	713,818	762,308	240,899	100,048	(14,215)	1,880,616	50,622
VIP Overseas Portfolio - Investor Class	28,216,596	4,918,527	8,300,237	1,597,288	1,246,041	(1,374,044)	24,706,883	974,246
VIP Value Portfolio - Investor Class	4,108,837	1,756,985	1,694,452	461,398	205,613	(179,525)	4,197,458	221,619
VIP Value Strategies Portfolio - Investor Class	2,032,042	999,162	852,255	305,182	116,819	(209,423)	2,086,345	136,096
	188,792,168	45,700,310	65,487,596	11,127,607	2,834,821	(405,302)	171,434,401	14,665,168

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	89,384,359	89,384,359	-	-

Domestic Equity Funds	41,786,568	41,786,568	-	-

International Equity Funds	38,988,821	38,988,821	-	-

Money Market Funds	1,274,653	1,274,653	-	-
Total Investments in Securities:	171,434,401	171,434,401	-	-
VIP Investor Freedom 2020 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $148,920,723)	$171,434,401

Total Investment in Securities (cost $148,920,723)		$171,434,401
Receivable for investments sold		793,592
Receivable for fund shares sold		9,700
Total assets		172,237,693
Liabilities
Payable for investments purchased	$803,202
Payable for fund shares redeemed	92
Total liabilities		803,294
Net Assets		$171,434,399
Net Assets consist of:
Paid in capital		$140,747,783
Total accumulated earnings (loss)		30,686,616
Net Assets		$171,434,399
Net Asset Value, offering price and redemption price per share ($171,434,399 ÷ 13,374,688 shares)		$12.82
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$4,594,452
Expenses
Independent trustees' fees and expenses	$476
Total expenses before reductions	476
Expense reductions	(192)
Total expenses after reductions		284
Net Investment income (loss)		4,594,168
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,834,821
Capital gain distributions from underlying funds:
Affiliated issuers	6,533,155
Total net realized gain (loss)		9,367,976
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(405,302)
Total change in net unrealized appreciation (depreciation)		(405,302)
Net gain (loss)		8,962,674
Net increase (decrease) in net assets resulting from operations		$13,556,842
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,594,168	$4,742,091
Net realized gain (loss)	9,367,976	3,014,725
Change in net unrealized appreciation (depreciation)	(405,302)	14,254,181
Net increase (decrease) in net assets resulting from operations	13,556,842	22,010,997
Distributions to shareholders	(7,061,848)	(5,980,890)

Share transactions
Proceeds from sales of shares	4,994,584	5,702,745
Reinvestment of distributions	7,061,848	5,980,890
Cost of shares redeemed	(35,913,648)	(28,888,352)

Net increase (decrease) in net assets resulting from share transactions	(23,857,216)	(17,204,717)
Total increase (decrease) in net assets	(17,362,222)	(1,174,610)

Net Assets
Beginning of period	188,796,621	189,971,231
End of period	$171,434,399	$188,796,621

Other Information
Shares
Sold	394,188	473,472
Issued in reinvestment of distributions	557,243	495,145
Redeemed	(2,796,889)	(2,421,850)
Net increase (decrease)	(1,845,458)	(1,453,233)

Financial Highlights
VIP Investor Freedom 2020 Portfolio℠

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.39	$14.83	$14.36	$13.29
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.27	.26	.16
Net realized and unrealized gain (loss)	.61	1.10	(2.49)	1.07	1.75
Total from investment operations	.94	1.40	(2.22)	1.33	1.91
Distributions from net investment income	(.38)	(.39)	(.26)	(.16)	(.17)
Distributions from net realized gain	(.14)	-	(.97)	(.71)	(.67)
Total distributions	(.52)	(.39)	(1.22) C	(.86) C	(.84)
Net asset value, end of period	$12.82	$12.40	$11.39	$14.83	$14.36
Total Return D,E	7.65%	12.39%	(15.83)%	9.54%	14.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.52%	2.49%	2.23%	1.78%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$171,434	$188,797	$189,971	$252,026	$236,662
Portfolio turnover rate I	25%	22%	61%	32%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2025 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 44.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,749,543	24,443,439
Fidelity International Bond Index Fund (a)	866,105	8,054,779
Fidelity Long-Term Treasury Bond Index Fund (a)	1,548,262	14,197,565
VIP High Income Portfolio - Investor Class (a)	527,789	2,470,053
VIP Investment Grade Bond II Portfolio - Investor Class (a)	4,482,144	41,280,549
TOTAL BOND FUNDS (Cost $98,809,312)		90,446,385

Domestic Equity Funds - 29.4%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	182,636	10,474,182
VIP Equity Income Portfolio - Investor Class (a)	324,347	8,546,540
VIP Growth & Income Portfolio - Investor Class (a)	386,360	11,726,014
VIP Growth Portfolio - Investor Class (a)	181,065	17,358,720
VIP Mid Cap Portfolio - Investor Class (a)	72,429	2,690,729
VIP Value Portfolio - Investor Class (a)	317,086	6,005,609
VIP Value Strategies Portfolio - Investor Class (a)	194,722	2,985,092
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,181,406)		59,786,886

International Equity Funds - 26.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,653,464	18,882,555
VIP Overseas Portfolio - Investor Class (a)	1,353,433	34,323,064
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $38,526,267)		53,205,619

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $169,516,985)	203,438,890
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	203,438,892

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	920	-	920	31	-	-	-	-	0.0%
Total	920	-	920	31	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	27,028,466	4,632,280	6,818,483	948,037	(345,454)	(53,370)	24,443,439	2,749,543
Fidelity International Bond Index Fund	7,653,948	3,184,834	2,813,953	255,518	(128,994)	158,944	8,054,779	866,105
Fidelity Long-Term Treasury Bond Index Fund	12,479,234	8,237,922	5,200,787	481,993	(765,735)	(553,069)	14,197,565	1,548,262
VIP Contrafund Portfolio - Investor Class	10,488,933	2,717,260	4,681,259	1,232,070	1,414,143	535,105	10,474,182	182,636
VIP Emerging Markets Portfolio - Investor Class	19,998,250	5,083,504	7,911,102	262,002	295,460	1,416,443	18,882,555	1,653,464
VIP Equity Income Portfolio - Investor Class	8,505,454	2,793,781	3,410,010	628,804	397,497	259,818	8,546,540	324,347
VIP Government Money Market Portfolio - Investor Class	-	612,473	612,473	2,500	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	11,687,466	2,977,745	4,482,730	911,908	1,175,206	368,327	11,726,014	386,360
VIP Growth Portfolio - Investor Class	17,370,525	6,211,356	7,236,269	3,785,106	1,282,506	(269,398)	17,358,720	181,065
VIP High Income Portfolio - Investor Class	3,726,207	406,254	1,827,295	149,875	(129,469)	294,356	2,470,053	527,789
VIP Investment Grade Bond II Portfolio - Investor Class	56,274,990	7,492,765	21,343,547	1,745,521	(907,047)	(236,612)	41,280,549	4,482,144
VIP Mid Cap Portfolio - Investor Class	2,662,837	935,888	1,036,032	341,476	187,856	(59,820)	2,690,729	72,429
VIP Overseas Portfolio - Investor Class	38,664,121	6,770,761	10,943,376	2,192,476	1,613,829	(1,782,271)	34,323,064	1,353,433
VIP Value Portfolio - Investor Class	5,935,662	2,326,189	2,302,875	655,481	366,501	(319,868)	6,005,609	317,086
VIP Value Strategies Portfolio - Investor Class	2,935,535	1,334,219	1,158,395	432,043	194,539	(320,806)	2,985,092	194,722
	225,411,628	55,717,231	81,778,586	14,024,810	4,650,838	(562,221)	203,438,890	14,839,385

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	90,446,385	90,446,385	-	-

Domestic Equity Funds	59,786,886	59,786,886	-	-

International Equity Funds	53,205,619	53,205,619	-	-
Total Investments in Securities:	203,438,890	203,438,890	-	-
VIP Investor Freedom 2025 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $169,516,985)	$203,438,890

Total Investment in Securities (cost $169,516,985)		$203,438,890
Cash		1
Receivable for investments sold		984,936
Receivable for fund shares sold		2,131
Total assets		204,425,958
Liabilities
Payable for investments purchased	$986,976
Payable for fund shares redeemed	90
Total liabilities		987,066
Net Assets		$203,438,892
Net Assets consist of:
Paid in capital		$157,199,552
Total accumulated earnings (loss)		46,239,340
Net Assets		$203,438,892
Net Asset Value, offering price and redemption price per share ($203,438,892 ÷ 13,862,070 shares)		$14.68
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$4,829,502
Income from Fidelity Central Funds		31
Total income		4,829,533
Expenses
Independent trustees' fees and expenses	$571
Total expenses before reductions	571
Expense reductions	(4)
Total expenses after reductions		567
Net Investment income (loss)		4,828,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	4,650,838
Capital gain distributions from underlying funds:
Affiliated issuers	9,195,308
Total net realized gain (loss)		13,846,146
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(562,221)
Total change in net unrealized appreciation (depreciation)		(562,221)
Net gain (loss)		13,283,925
Net increase (decrease) in net assets resulting from operations		$18,112,891
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,828,966	$5,169,881
Net realized gain (loss)	13,846,146	3,829,145
Change in net unrealized appreciation (depreciation)	(562,221)	20,169,538
Net increase (decrease) in net assets resulting from operations	18,112,891	29,168,564
Distributions to shareholders	(6,840,076)	(6,397,113)

Share transactions
Proceeds from sales of shares	3,063,692	3,335,240
Reinvestment of distributions	6,840,076	6,397,113
Cost of shares redeemed	(43,150,238)	(40,038,718)

Net increase (decrease) in net assets resulting from share transactions	(33,246,470)	(30,306,365)
Total increase (decrease) in net assets	(21,973,655)	(7,534,914)

Net Assets
Beginning of period	225,412,547	232,947,461
End of period	$203,438,892	$225,412,547

Other Information
Shares
Sold	209,349	251,175
Issued in reinvestment of distributions	471,308	470,894
Redeemed	(2,934,100)	(2,996,065)
Net increase (decrease)	(2,253,443)	(2,273,996)

Financial Highlights
VIP Investor Freedom 2025 Portfolio℠

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.99	$12.67	$16.55	$15.74	$14.38
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.27	.28	.18
Net realized and unrealized gain (loss)	.85	1.40	(2.85)	1.38	2.02
Total from investment operations	1.18	1.70	(2.58)	1.66	2.20
Distributions from net investment income	(.38)	(.38)	(.28)	(.18)	(.18)
Distributions from net realized gain	(.11)	-	(1.02)	(.67)	(.66)
Total distributions	(.49)	(.38)	(1.30)	(.85)	(.84)
Net asset value, end of period	$14.68	$13.99	$12.67	$16.55	$15.74
Total Return C,D	8.46%	13.55%	(16.45)%	10.78%	15.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.21%	2.25%	2.02%	1.74%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$203,439	$225,413	$232,947	$317,596	$285,539
Portfolio turnover rate H	26%	19%	60%	30%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2030 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 37.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,351,003	29,790,422
Fidelity International Bond Index Fund (a)	1,325,881	12,330,691
Fidelity Long-Term Treasury Bond Index Fund (a)	2,885,539	26,460,389
VIP High Income Portfolio - Investor Class (a)	927,757	4,341,900
VIP Investment Grade Bond II Portfolio - Investor Class (a)	6,800,343	62,631,158
TOTAL BOND FUNDS (Cost $147,911,186)		135,554,560

Domestic Equity Funds - 33.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	363,923	20,871,003
VIP Equity Income Portfolio - Investor Class (a)	646,302	17,030,054
VIP Growth & Income Portfolio - Investor Class (a)	769,869	23,365,536
VIP Growth Portfolio - Investor Class (a)	360,793	34,589,217
VIP Mid Cap Portfolio - Investor Class (a)	144,323	5,361,613
VIP Value Portfolio - Investor Class (a)	631,834	11,966,941
VIP Value Strategies Portfolio - Investor Class (a)	388,009	5,948,182
TOTAL DOMESTIC EQUITY FUNDS (Cost $75,161,821)		119,132,546

International Equity Funds - 28.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	3,151,035	35,984,823
VIP Overseas Portfolio - Investor Class (a)	2,638,560	66,913,884
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $82,282,489)		102,898,707

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $305,355,496)	357,585,813
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	357,585,814

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	29,308,255	6,986,759	6,041,010	1,139,250	(342,083)	(121,499)	29,790,422	3,351,003
Fidelity International Bond Index Fund	10,191,161	5,452,908	3,352,337	370,386	(110,454)	149,413	12,330,691	1,325,881
Fidelity Long-Term Treasury Bond Index Fund	20,988,446	14,822,907	7,047,307	863,537	(1,149,255)	(1,154,402)	26,460,389	2,885,539
VIP Contrafund Portfolio - Investor Class	18,868,495	5,631,493	7,158,906	2,446,406	1,263,937	2,265,984	20,871,003	363,923
VIP Emerging Markets Portfolio - Investor Class	33,950,905	9,848,581	10,838,896	495,730	92,997	2,931,236	35,984,823	3,151,035
VIP Equity Income Portfolio - Investor Class	15,300,404	5,513,882	4,945,705	1,245,119	302,824	858,649	17,030,054	646,302
VIP Government Money Market Portfolio - Investor Class	-	1,025,849	1,025,849	4,176	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	21,024,526	5,862,180	6,335,639	1,804,055	778,589	2,035,880	23,365,536	769,869
VIP Growth Portfolio - Investor Class	31,247,840	12,779,643	10,951,030	7,493,417	1,095,702	417,062	34,589,217	360,793
VIP High Income Portfolio - Investor Class	5,837,063	864,405	2,629,284	263,225	(158,930)	428,646	4,341,900	927,757
VIP Investment Grade Bond II Portfolio - Investor Class	78,371,865	13,684,161	27,757,122	2,641,169	(896,423)	(771,323)	62,631,158	6,800,343
VIP Mid Cap Portfolio - Investor Class	4,790,238	1,924,967	1,563,513	671,480	144,286	65,635	5,361,613	144,323
VIP Overseas Portfolio - Investor Class	67,250,038	13,769,664	13,353,352	4,249,587	300,294	(1,052,760)	66,913,884	2,638,560
VIP Value Portfolio - Investor Class	10,677,730	4,674,657	3,425,340	1,284,376	200,060	(160,166)	11,966,941	631,834
VIP Value Strategies Portfolio - Investor Class	5,280,813	2,704,618	1,760,498	853,299	115,196	(391,947)	5,948,182	388,009
	353,087,779	105,546,674	108,185,788	25,825,212	1,636,740	5,500,408	357,585,813	24,385,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	135,554,560	135,554,560	-	-

Domestic Equity Funds	119,132,546	119,132,546	-	-

International Equity Funds	102,898,707	102,898,707	-	-
Total Investments in Securities:	357,585,813	357,585,813	-	-
VIP Investor Freedom 2030 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $305,355,496)	$357,585,813

Total Investment in Securities (cost $305,355,496)		$357,585,813
Receivable for investments sold		1,761,669
Total assets		359,347,482
Liabilities
Payable for investments purchased	$1,759,728
Payable for fund shares redeemed	1,940
Total liabilities		1,761,668
Net Assets		$357,585,814
Net Assets consist of:
Paid in capital		$291,395,516
Total accumulated earnings (loss)		66,190,298
Net Assets		$357,585,814
Net Asset Value, offering price and redemption price per share ($357,585,814 ÷ 23,419,497 shares)		$15.27
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$7,697,326
Expenses
Independent trustees' fees and expenses	$944
Total expenses		944
Net Investment income (loss)		7,696,382
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,636,740
Capital gain distributions from underlying funds:
Affiliated issuers	18,127,886
Total net realized gain (loss)		19,764,626
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	5,500,408
Total change in net unrealized appreciation (depreciation)		5,500,408
Net gain (loss)		25,265,034
Net increase (decrease) in net assets resulting from operations		$32,961,416
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,696,382	$7,330,788
Net realized gain (loss)	19,764,626	2,581,324
Change in net unrealized appreciation (depreciation)	5,500,408	37,546,454
Net increase (decrease) in net assets resulting from operations	32,961,416	47,458,566
Distributions to shareholders	(8,820,132)	(8,449,708)

Share transactions
Proceeds from sales of shares	13,033,735	11,192,683
Reinvestment of distributions	8,820,132	8,449,708
Cost of shares redeemed	(41,497,006)	(46,438,462)

Net increase (decrease) in net assets resulting from share transactions	(19,643,139)	(26,796,071)
Total increase (decrease) in net assets	4,498,145	12,212,787

Net Assets
Beginning of period	353,087,669	340,874,882
End of period	$357,585,814	$353,087,669

Other Information
Shares
Sold	862,678	823,891
Issued in reinvestment of distributions	580,911	606,998
Redeemed	(2,691,085)	(3,412,909)
Net increase (decrease)	(1,247,496)	(1,982,020)

Financial Highlights
VIP Investor Freedom 2030 Portfolio℠

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.31	$12.79	$16.73	$15.70	$14.26
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.26	.28	.17
Net realized and unrealized gain (loss)	1.02	1.57	(2.95)	1.60	2.14
Total from investment operations	1.34	1.86	(2.69)	1.88	2.31
Distributions from net investment income	(.35)	(.34)	(.27)	(.17)	(.17)
Distributions from net realized gain	(.03)	-	(.99)	(.68)	(.69)
Total distributions	(.38)	(.34)	(1.25) C	(.85)	(.87) C
Net asset value, end of period	$15.27	$14.31	$12.79	$16.73	$15.70
Total Return D,E	9.40%	14.63%	(16.91)%	12.25%	16.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.10%	2.11%	1.88%	1.71%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$357,586	$353,088	$340,875	$415,184	$325,667
Portfolio turnover rate I	29%	21%	57%	23%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2035 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 28.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	98,562	876,220
Fidelity International Bond Index Fund (a)	67,405	626,862
Fidelity Long-Term Treasury Bond Index Fund (a)	182,018	1,669,104
VIP High Income Portfolio - Investor Class (a)	55,375	259,154
VIP Investment Grade Bond II Portfolio - Investor Class (a)	281,328	2,591,026
TOTAL BOND FUNDS (Cost $6,202,498)		6,022,366

Domestic Equity Funds - 39.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	25,505	1,462,699
VIP Equity Income Portfolio - Investor Class (a)	45,296	1,193,549
VIP Growth & Income Portfolio - Investor Class (a)	53,956	1,637,561
VIP Growth Portfolio - Investor Class (a)	25,285	2,424,110
VIP Mid Cap Portfolio - Investor Class (a)	10,115	375,767
VIP Value Portfolio - Investor Class (a)	44,282	838,707
VIP Value Strategies Portfolio - Investor Class (a)	27,194	416,882
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,253,434)		8,349,275

International Equity Funds - 32.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	209,595	2,393,575
VIP Overseas Portfolio - Investor Class (a)	180,465	4,576,582
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,106,464)		6,970,157

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,562,396)	21,341,798
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	21,341,796

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	240,670	899,914	245,372	27,499	(2,111)	(16,881)	876,220	98,562
Fidelity International Bond Index Fund	152,951	598,207	125,451	14,387	(70)	1,225	626,862	67,405
Fidelity Long-Term Treasury Bond Index Fund	409,440	1,679,203	307,647	36,638	(11,236)	(100,656)	1,669,104	182,018
VIP Contrafund Portfolio - Investor Class	422,221	1,384,163	403,636	172,125	(9,793)	69,744	1,462,699	25,505
VIP Emerging Markets Portfolio - Investor Class	701,984	2,230,838	570,248	32,501	(18,044)	49,045	2,393,575	209,595
VIP Equity Income Portfolio - Investor Class	342,362	1,156,009	305,988	85,674	(4,156)	5,322	1,193,549	45,296
VIP Government Money Market Portfolio - Investor Class	-	38,705	38,705	147	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	470,445	1,500,881	393,905	123,388	(5,490)	65,630	1,637,561	53,956
VIP Growth Portfolio - Investor Class	699,256	2,541,645	642,601	517,175	(29,440)	(144,750)	2,424,110	25,285
VIP High Income Portfolio - Investor Class	106,364	299,621	152,464	15,928	1,891	3,742	259,154	55,375
VIP Investment Grade Bond II Portfolio - Investor Class	984,966	2,605,010	910,014	109,176	(11,915)	(77,021)	2,591,026	281,328
VIP Mid Cap Portfolio - Investor Class	107,218	371,563	94,361	44,271	(614)	(8,039)	375,767	10,115
VIP Overseas Portfolio - Investor Class	1,439,435	4,174,643	727,818	286,173	(24,709)	(284,969)	4,576,582	180,465
VIP Value Portfolio - Investor Class	238,963	841,109	215,346	82,208	(1,720)	(24,299)	838,707	44,282
VIP Value Strategies Portfolio - Investor Class	118,194	438,881	106,301	57,973	(1,425)	(32,467)	416,882	27,194
	6,434,469	20,760,392	5,239,857	1,605,263	(118,832)	(494,374)	21,341,798	1,306,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	6,022,366	6,022,366	-	-

Domestic Equity Funds	8,349,275	8,349,275	-	-

International Equity Funds	6,970,157	6,970,157	-	-
Total Investments in Securities:	21,341,798	21,341,798	-	-
VIP Investor Freedom 2035 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $21,562,396)	$21,341,798

Total Investment in Securities (cost $21,562,396)		$21,341,798
Receivable for investments sold		128,474
Receivable for fund shares sold		99
Total assets		21,470,371
Liabilities
Payable for investments purchased	$128,569
Payable for fund shares redeemed	6
Total liabilities		128,575
Net Assets		$21,341,796
Net Assets consist of:
Paid in capital		$20,561,100
Total accumulated earnings (loss)		780,696
Net Assets		$21,341,796
Net Asset Value, offering price and redemption price per share ($21,341,796 ÷ 1,855,526 shares)		$11.50
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$364,930
Expenses
Independent trustees' fees and expenses	$33
Proxy fee	9
Total expenses before reductions	42
Expense reductions	(4)
Total expenses after reductions		38
Net Investment income (loss)		364,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(118,832)
Capital gain distributions from underlying funds:
Affiliated issuers	1,240,333
Total net realized gain (loss)		1,121,501
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(494,374)
Total change in net unrealized appreciation (depreciation)		(494,374)
Net gain (loss)		627,127
Net increase (decrease) in net assets resulting from operations		$992,019
Statement of Changes in Net Assets

	Year ended December 31, 2024	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$364,892	$98,408
Net realized gain (loss)	1,121,501	55,321
Change in net unrealized appreciation (depreciation)	(494,374)	273,776
Net increase (decrease) in net assets resulting from operations	992,019	427,505
Distributions to shareholders	(537,694)	(101,135)

Share transactions
Proceeds from sales of shares	16,451,210	6,859,975
Reinvestment of distributions	502,493	83,535
Cost of shares redeemed	(2,500,761)	(835,351)

Net increase (decrease) in net assets resulting from share transactions	14,452,942	6,108,159
Total increase (decrease) in net assets	14,907,267	6,434,529

Net Assets
Beginning of period	6,434,529	-
End of period	$21,341,796	$6,434,529

Other Information
Shares
Sold	1,420,788	678,232
Issued in reinvestment of distributions	43,979	7,800
Redeemed	(211,166)	(84,107)
Net increase (decrease)	1,253,601	601,925

Financial Highlights
VIP Investor Freedom 2035 Portfolio℠

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.24
Net realized and unrealized gain (loss)	.87	.63
Total from investment operations	1.16	.87
Distributions from net investment income	(.20)	(.17)
Distributions from net realized gain	(.15)	- D
Total distributions	(.35)	(.18) E
Net asset value, end of period	$11.50	$10.69
Total Return F,G,H	10.94%	8.66%
Ratios to Average Net Assets C,I,J
Expenses before reductions K	-%	-% L
Expenses net of fee waivers, if any K	- %	-% L
Expenses net of all reductions K	-%	-% L
Net investment income (loss)	2.52%	3.25% L
Supplemental Data
Net assets, end of period (000 omitted)	$21,342	$6,435
Portfolio turnover rate M	37%	37% L

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount represents less than .005%.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2040 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 13.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	21,772	193,554
Fidelity International Bond Index Fund (a)	33,074	307,584
Fidelity Long-Term Treasury Bond Index Fund (a)	117,043	1,073,284
VIP High Income Portfolio - Investor Class (a)	35,071	164,134
VIP Investment Grade Bond II Portfolio - Investor Class (a)	12,033	110,823
TOTAL BOND FUNDS (Cost $1,921,893)		1,849,379

Domestic Equity Funds - 47.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	19,750	1,132,672
VIP Equity Income Portfolio - Investor Class (a)	35,076	924,249
VIP Growth & Income Portfolio - Investor Class (a)	41,782	1,268,079
VIP Growth Portfolio - Investor Class (a)	19,580	1,877,156
VIP Mid Cap Portfolio - Investor Class (a)	7,833	290,983
VIP Value Portfolio - Investor Class (a)	34,291	649,468
VIP Value Strategies Portfolio - Investor Class (a)	21,058	322,819
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,175,436)		6,465,426

International Equity Funds - 38.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	153,249	1,750,108
VIP Overseas Portfolio - Investor Class (a)	136,099	3,451,469
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,179,027)		5,201,577

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,276,356)	13,516,382
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	13,516,384

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	154,354	169,306	127,150	7,829	(922)	(2,034)	193,554	21,772
Fidelity International Bond Index Fund	101,571	267,072	60,110	6,896	164	(1,113)	307,584	33,074
Fidelity Long-Term Treasury Bond Index Fund	440,948	849,391	137,014	25,168	(5,912)	(74,129)	1,073,284	117,043
VIP Contrafund Portfolio - Investor Class	578,071	691,797	232,262	129,161	(2,828)	97,894	1,132,672	19,750
VIP Emerging Markets Portfolio - Investor Class	898,561	1,073,759	277,372	23,151	(5,597)	60,757	1,750,108	153,249
VIP Equity Income Portfolio - Investor Class	468,751	599,497	163,070	64,928	1,371	17,700	924,249	35,076
VIP Government Money Market Portfolio - Investor Class	-	29,376	29,376	118	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	644,121	743,935	199,857	93,610	(287)	80,167	1,268,079	41,782
VIP Growth Portfolio - Investor Class	957,343	1,336,690	361,599	390,473	(13,236)	(42,042)	1,877,156	19,580
VIP High Income Portfolio - Investor Class	19,510	159,395	6,950	9,713	(258)	(7,563)	164,134	35,071
VIP Investment Grade Bond II Portfolio - Investor Class	413,221	410,278	713,756	3,553	2,457	(1,377)	110,823	12,033
VIP Mid Cap Portfolio - Investor Class	146,763	195,962	49,836	33,964	917	(2,823)	290,983	7,833
VIP Overseas Portfolio - Investor Class	1,900,461	2,045,298	322,277	210,638	(5,789)	(166,224)	3,451,469	136,099
VIP Value Portfolio - Investor Class	327,138	450,835	112,927	63,928	1,220	(16,798)	649,468	34,291
VIP Value Strategies Portfolio - Investor Class	161,793	240,451	55,940	44,055	697	(24,182)	322,819	21,058
	7,212,606	9,263,042	2,849,496	1,107,185	(28,003)	(81,767)	13,516,382	687,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,849,379	1,849,379	-	-

Domestic Equity Funds	6,465,426	6,465,426	-	-

International Equity Funds	5,201,577	5,201,577	-	-
Total Investments in Securities:	13,516,382	13,516,382	-	-
VIP Investor Freedom 2040 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $13,276,356)	$13,516,382

Total Investment in Securities (cost $13,276,356)		$13,516,382
Receivable for investments sold		97,300
Total assets		13,613,682
Liabilities
Payable for investments purchased	$97,231
Payable for fund shares redeemed	67
Total liabilities		97,298
Net Assets		$13,516,384
Net Assets consist of:
Paid in capital		$12,468,320
Total accumulated earnings (loss)		1,048,064
Net Assets		$13,516,384
Net Asset Value, offering price and redemption price per share ($13,516,384 ÷ 1,139,370 shares)		$11.86
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$172,806
Expenses
Independent trustees' fees and expenses	$25
Proxy fee	11
Total expenses before reductions	36
Expense reductions	(4)
Total expenses after reductions		32
Net Investment income (loss)		172,774
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(28,003)
Capital gain distributions from underlying funds:
Affiliated issuers	934,379
Total net realized gain (loss)		906,376
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(81,767)
Total change in net unrealized appreciation (depreciation)		(81,767)
Net gain (loss)		824,609
Net increase (decrease) in net assets resulting from operations		$997,383
Statement of Changes in Net Assets

	Year ended December 31, 2024	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,774	$89,685
Net realized gain (loss)	906,376	101,920
Change in net unrealized appreciation (depreciation)	(81,767)	321,793
Net increase (decrease) in net assets resulting from operations	997,383	513,398
Distributions to shareholders	(370,121)	(92,595)

Share transactions
Proceeds from sales of shares	5,887,982	6,769,009
Reinvestment of distributions	331,121	78,495
Cost of shares redeemed	(542,645)	(55,643)

Net increase (decrease) in net assets resulting from share transactions	5,676,458	6,791,861
Total increase (decrease) in net assets	6,303,720	7,212,664

Net Assets
Beginning of period	7,212,664	-
End of period	$13,516,384	$7,212,664

Other Information
Shares
Sold	493,672	662,827
Issued in reinvestment of distributions	28,455	7,215
Redeemed	(47,182)	(5,617)
Net increase (decrease)	474,945	664,425

Financial Highlights
VIP Investor Freedom 2040 Portfolio℠

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.21
Net realized and unrealized gain (loss)	1.19	.79
Total from investment operations	1.39	1.00
Distributions from net investment income	(.15)	(.14)
Distributions from net realized gain	(.24)	- D
Total distributions	(.39)	(.14)
Net asset value, end of period	$11.86	$10.86
Total Return E,F,G	12.93%	10.01%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-%	-% K
Expenses net of fee waivers, if any J	- %	-% K
Expenses net of all reductions J	-%	-% K
Net investment income (loss)	1.65%	2.94% K
Supplemental Data
Net assets, end of period (000 omitted)	$13,516	$7,213
Portfolio turnover rate L	27%	14% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2045 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	5,024	46,726
Fidelity Long-Term Treasury Bond Index Fund (a)	33,592	308,037
TOTAL BOND FUNDS (Cost $371,801)		354,763

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	7,331	420,445
VIP Equity Income Portfolio - Investor Class (a)	13,020	343,077
VIP Growth & Income Portfolio - Investor Class (a)	15,509	470,706
VIP Growth Portfolio - Investor Class (a)	7,268	696,798
VIP Mid Cap Portfolio - Investor Class (a)	2,907	108,011
VIP Value Portfolio - Investor Class (a)	12,728	241,074
VIP Value Strategies Portfolio - Investor Class (a)	7,816	119,822
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,243,736)		2,399,933

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	53,377	609,567
VIP Overseas Portfolio - Investor Class (a)	51,105	1,296,019
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,873,482)		1,905,586

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,489,019)	4,660,282
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	4,660,285

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	58,017	37,004	95,643	1,035	(470)	1,092	-	-
Fidelity International Bond Index Fund	14,892	55,615	22,986	857	253	(1,048)	46,726	5,024
Fidelity Long-Term Treasury Bond Index Fund	165,756	298,965	131,057	7,713	(7,611)	(18,016)	308,037	33,592
VIP Contrafund Portfolio - Investor Class	230,819	263,115	116,577	48,374	645	42,443	420,445	7,331
VIP Emerging Markets Portfolio - Investor Class	352,114	396,197	174,961	8,147	(530)	36,747	609,567	53,377
VIP Equity Income Portfolio - Investor Class	187,159	231,791	86,952	24,360	127	10,952	343,077	13,020
VIP Government Money Market Portfolio - Investor Class	-	10,609	10,609	42	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	257,189	286,813	109,671	35,135	375	36,000	470,706	15,509
VIP Growth Portfolio - Investor Class	382,282	511,433	187,545	146,471	(2,250)	(7,122)	696,798	7,268
VIP High Income Portfolio - Investor Class	7,333	6,727	15,029	3	971	(2)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	50,144	17,006	66,586	11	(570)	6	-	-
VIP Mid Cap Portfolio - Investor Class	58,622	76,796	28,147	12,786	687	53	108,011	2,907
VIP Overseas Portfolio - Investor Class	751,475	840,797	237,587	79,780	(4,097)	(54,569)	1,296,019	51,105
VIP Value Portfolio - Investor Class	130,647	174,694	61,125	24,136	806	(3,948)	241,074	12,728
VIP Value Strategies Portfolio - Investor Class	64,622	94,318	31,656	16,545	435	(7,897)	119,822	7,816
	2,711,071	3,301,880	1,376,131	405,395	(11,229)	34,691	4,660,282	209,677

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	354,763	354,763	-	-

Domestic Equity Funds	2,399,933	2,399,933	-	-

International Equity Funds	1,905,586	1,905,586	-	-
Total Investments in Securities:	4,660,282	4,660,282	-	-
VIP Investor Freedom 2045 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,489,019)	$4,660,282

Total Investment in Securities (cost $4,489,019)		$4,660,282
Receivable for investments sold		28,245
Receivable for fund shares sold		979
Total assets		4,689,506
Liabilities
Payable for investments purchased	$29,221
Total liabilities		29,221
Net Assets		$4,660,285
Net Assets consist of:
Paid in capital		$4,182,629
Total accumulated earnings (loss)		477,656
Net Assets		$4,660,285
Net Asset Value, offering price and redemption price per share ($4,660,285 ÷ 387,809 shares)		$12.02
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$54,168
Expenses
Independent trustees' fees and expenses	$9
Proxy fee	8
Total expenses before reductions	17
Expense reductions	(4)
Total expenses after reductions		13
Net Investment income (loss)		54,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,229)
Capital gain distributions from underlying funds:
Affiliated issuers	351,227
Total net realized gain (loss)		339,998
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	34,691
Total change in net unrealized appreciation (depreciation)		34,691
Net gain (loss)		374,689
Net increase (decrease) in net assets resulting from operations		$428,844
Statement of Changes in Net Assets

	Year ended December 31, 2024	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,155	$29,300
Net realized gain (loss)	339,998	38,012
Change in net unrealized appreciation (depreciation)	34,691	136,572
Net increase (decrease) in net assets resulting from operations	428,844	203,884
Distributions to shareholders	(124,508)	(30,564)

Share transactions
Proceeds from sales of shares	2,119,582	2,621,413
Reinvestment of distributions	87,108	17,664
Cost of shares redeemed	(561,881)	(101,257)

Net increase (decrease) in net assets resulting from share transactions	1,644,809	2,537,820
Total increase (decrease) in net assets	1,949,145	2,711,140

Net Assets
Beginning of period	2,711,140	-
End of period	$4,660,285	$2,711,140

Other Information
Shares
Sold	178,590	256,789
Issued in reinvestment of distributions	7,402	1,616
Redeemed	(46,753)	(9,835)
Net increase (decrease)	139,239	248,570

Financial Highlights
VIP Investor Freedom 2045 Portfolio℠

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.19
Net realized and unrealized gain (loss)	1.31	.85
Total from investment operations	1.48	1.04
Distributions from net investment income	(.14)	(.12)
Distributions from net realized gain	(.23)	(.01)
Total distributions	(.37)	(.13)
Net asset value, end of period	$12.02	$10.91
Total Return D,E,F	13.74%	10.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-%	-% J
Expenses net of fee waivers, if any I	- %	-% J
Expenses net of all reductions I	-%	-% J
Net investment income (loss)	1.39%	2.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,660	$2,711
Portfolio turnover rate K	36%	19% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2050 Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Bond Funds - 7.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	7,797	72,514
Fidelity Long-Term Treasury Bond Index Fund (a)	52,127	478,001
TOTAL BOND FUNDS (Cost $575,692)		550,515

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	11,377	652,494
VIP Equity Income Portfolio - Investor Class (a)	20,206	532,423
VIP Growth & Income Portfolio - Investor Class (a)	24,069	730,492
VIP Growth Portfolio - Investor Class (a)	11,280	1,081,368
VIP Mid Cap Portfolio - Investor Class (a)	4,512	167,624
VIP Value Portfolio - Investor Class (a)	19,754	374,132
VIP Value Strategies Portfolio - Investor Class (a)	12,131	185,962
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,633,128)		3,724,495

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	82,837	945,993
VIP Overseas Portfolio - Investor Class (a)	79,310	2,011,303
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,973,622)		2,957,296

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,182,442)	7,232,306
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	7,232,306

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	61,304	78,794	141,116	1,326	113	905	-	-
Fidelity International Bond Index Fund	15,735	90,874	32,900	1,270	297	(1,492)	72,514	7,797
Fidelity Long-Term Treasury Bond Index Fund	175,072	541,494	204,362	10,132	(6,900)	(27,303)	478,001	52,127
VIP Contrafund Portfolio - Investor Class	243,897	572,363	199,342	71,801	(826)	36,402	652,494	11,377
VIP Emerging Markets Portfolio - Investor Class	372,141	823,539	285,619	12,037	(3,508)	39,440	945,993	82,837
VIP Equity Income Portfolio - Investor Class	197,773	473,829	145,012	35,963	397	5,436	532,423	20,206
VIP Government Money Market Portfolio - Investor Class	-	14,242	14,242	56	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	271,765	609,465	184,814	51,547	(53)	34,129	730,492	24,069
VIP Growth Portfolio - Investor Class	403,921	1,051,028	317,437	215,641	(5,236)	(50,908)	1,081,368	11,280
VIP High Income Portfolio - Investor Class	7,749	13,621	22,656	4	1,337	(51)	-	-
VIP Investment Grade Bond II Portfolio - Investor Class	52,987	23,149	75,547	10	(494)	(95)	-	-
VIP Mid Cap Portfolio - Investor Class	61,927	154,515	45,660	18,625	152	(3,310)	167,624	4,512
VIP Overseas Portfolio - Investor Class	794,144	1,754,657	422,405	118,005	(1,269)	(113,824)	2,011,303	79,310
VIP Value Portfolio - Investor Class	138,033	349,608	103,073	34,769	(369)	(10,067)	374,132	19,754
VIP Value Strategies Portfolio - Investor Class	68,270	182,429	50,710	24,336	(160)	(13,867)	185,962	12,131
	2,864,718	6,733,607	2,244,895	595,522	(16,519)	(104,605)	7,232,306	325,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	550,515	550,515	-	-

Domestic Equity Funds	3,724,495	3,724,495	-	-

International Equity Funds	2,957,296	2,957,296	-	-
Total Investments in Securities:	7,232,306	7,232,306	-	-
VIP Investor Freedom 2050 Portfolio℠
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,182,442)	$7,232,306

Total Investment in Securities (cost $7,182,442)		$7,232,306
Receivable for investments sold		46,082
Total assets		7,278,388
Liabilities
Payable for investments purchased	$40,097
Payable for fund shares redeemed	5,985
Total liabilities		46,082
Net Assets		$7,232,306
Net Assets consist of:
Paid in capital		$6,735,449
Total accumulated earnings (loss)		496,857
Net Assets		$7,232,306
Net Asset Value, offering price and redemption price per share ($7,232,306 ÷ 600,772 shares)		$12.04
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Affiliated issuers		$78,334
Expenses
Independent trustees' fees and expenses	$12
Proxy fee	4
Total expenses before reductions	16
Expense reductions	(4)
Total expenses after reductions		12
Net Investment income (loss)		78,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(16,519)
Capital gain distributions from underlying funds:
Affiliated issuers	517,188
Total net realized gain (loss)		500,669
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(104,605)
Total change in net unrealized appreciation (depreciation)		(104,605)
Net gain (loss)		396,064
Net increase (decrease) in net assets resulting from operations		$474,386
Statement of Changes in Net Assets

	Year ended December 31, 2024	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,322	$27,251
Net realized gain (loss)	500,669	36,149
Change in net unrealized appreciation (depreciation)	(104,605)	154,469
Net increase (decrease) in net assets resulting from operations	474,386	217,869
Distributions to shareholders	(166,569)	(28,830)

Share transactions
Proceeds from sales of shares	5,190,105	2,662,800
Reinvestment of distributions	129,369	17,730
Cost of shares redeemed	(1,259,779)	(4,775)

Net increase (decrease) in net assets resulting from share transactions	4,059,695	2,675,755
Total increase (decrease) in net assets	4,367,512	2,864,794

Net Assets
Beginning of period	2,864,794	-
End of period	$7,232,306	$2,864,794

Other Information
Shares
Sold	433,569	261,115
Issued in reinvestment of distributions	10,873	1,619
Redeemed	(105,932)	(472)
Net increase (decrease)	338,510	262,262

Financial Highlights
VIP Investor Freedom 2050 Portfolio℠

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.18
Net realized and unrealized gain (loss)	1.31	.85
Total from investment operations	1.49	1.03
Distributions from net investment income	(.13)	(.11)
Distributions from net realized gain	(.24)	(.01)
Total distributions	(.37)	(.11) D
Net asset value, end of period	$12.04	$10.92
Total Return E,F,G	13.80%	10.31%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-%	-% K
Expenses net of fee waivers, if any J	- %	-% K
Expenses net of all reductions J	-%	-% K
Net investment income (loss)	1.53%	2.40% K
Supplemental Data
Net assets, end of period (000 omitted)	$7,232	$2,865
Portfolio turnover rate L	44%	12% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio and VIP Investor Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
VIP Investor Freedom Income Portfolio	74,873,617	5,981,412	(4,350,655)	1,630,757
VIP Investor Freedom 2010 Portfolio	50,065,960	5,369,654	(2,826,032)	2,543,622
VIP Investor Freedom 2015 Portfolio	81,341,546	12,450,152	(4,816,243)	7,633,909
VIP Investor Freedom 2020 Portfolio	149,973,764	30,197,657	(8,737,020)	21,460,637
VIP Investor Freedom 2025 Portfolio	170,622,283	42,384,065	(9,567,458)	32,816,607
VIP Investor Freedom 2030 Portfolio	307,443,904	64,562,380	(14,420,471)	50,141,909
VIP Investor Freedom 2035 Portfolio	21,716,410	580,950	(955,562)	(374,612)
VIP Investor Freedom 2040 Portfolio	13,329,359	639,003	(451,980)	187,023
VIP Investor Freedom 2045 Portfolio	4,507,731	266,933	(114,382)	152,551
VIP Investor Freedom 2050 Portfolio	7,215,627	299,103	(282,424)	16,679

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
VIP Investor Freedom Income Portfolio	277,136	-	(2,307,146)	1,630,757
VIP Investor Freedom 2010 Portfolio	178,858	26,413	-	2,543,622
VIP Investor Freedom 2015 Portfolio	297,792	2,695,326	-	7,633,909
VIP Investor Freedom 2020 Portfolio	482,097	8,743,881	-	21,460,637
VIP Investor Freedom 2025 Portfolio	553,527	12,869,207	-	32,816,607
VIP Investor Freedom 2030 Portfolio	755,131	15,293,257	-	50,141,909
VIP Investor Freedom 2035 Portfolio	56,714	1,098,594	-	(374,612)
VIP Investor Freedom 2040 Portfolio	22,549	838,492	-	187,023
VIP Investor Freedom 2045 Portfolio	8,719	316,387	-	152,551
VIP Investor Freedom 2050 Portfolio	12,324	467,855	-	16,679

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Investor Freedom Income Portfolio	(885,831)	(1,421,315)	(2,307,146)

The tax character of distributions paid was as follows:

December 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Investor Freedom Income Portfolio	2,820,718	-	2,820,718
VIP Investor Freedom 2010 Portfolio	1,961,913	-	1,961,913
VIP Investor Freedom 2015 Portfolio	3,146,754	67,594	3,214,348
VIP Investor Freedom 2020 Portfolio	5,625,648	1,436,200	7,061,848
VIP Investor Freedom 2025 Portfolio	5,942,407	897,669	6,840,076
VIP Investor Freedom 2030 Portfolio	8,820,132	-	8,820,132
VIP Investor Freedom 2035 Portfolio	425,384	112,310	537,694
VIP Investor Freedom 2040 Portfolio	222,021	148,100	370,121
VIP Investor Freedom 2045 Portfolio	71,158	53,350	124,508
VIP Investor Freedom 2050 Portfolio	116,099	50,470	166,569

December 31, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
VIP Investor Freedom Income Portfolio	2,918,126	-	2,918,126
VIP Investor Freedom 2010 Portfolio	2,290,424	-	2,290,424
VIP Investor Freedom 2015 Portfolio	3,297,264	-	3,297,264
VIP Investor Freedom 2020 Portfolio	5,980,890	-	5,980,890
VIP Investor Freedom 2025 Portfolio	6,397,113	-	6,397,113
VIP Investor Freedom 2030 Portfolio	8,449,708	-	8,449,708
VIP Investor Freedom 2035 Portfolio A	101,135	-	101,135
VIP Investor Freedom 2040 Portfolio A	92,595	-	92,595
VIP Investor Freedom 2045 Portfolio A	30,564	-	30,564
VIP Investor Freedom 2050 Portfolio A	28,830	-	28,830

A For the period April 13, 2023 (commencement of operations) through December 31, 2023.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	17,510,294	21,678,160
VIP Investor Freedom 2010 Portfolio	12,100,757	15,891,000
VIP Investor Freedom 2015 Portfolio	22,561,691	25,021,614
VIP Investor Freedom 2020 Portfolio	45,700,310	65,487,596
VIP Investor Freedom 2025 Portfolio	55,717,231	81,778,586
VIP Investor Freedom 2030 Portfolio	105,546,674	108,185,788
VIP Investor Freedom 2035 Portfolio	20,760,392	5,239,857
VIP Investor Freedom 2040 Portfolio	9,263,042	2,849,496
VIP Investor Freedom 2045 Portfolio	3,301,880	1,376,131
VIP Investor Freedom 2050 Portfolio	6,733,607	2,244,895
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Investor Freedom Income Portfolio	2
VIP Investor Freedom 2010 Portfolio	1
VIP Investor Freedom 2020 Portfolio	192
VIP Investor Freedom 2025 Portfolio	4
VIP Investor Freedom 2035 Portfolio	4
VIP Investor Freedom 2040 Portfolio	4
VIP Investor Freedom 2045 Portfolio	4
VIP Investor Freedom 2050 Portfolio	4
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Investor Freedom Income Portfolio	100%
VIP Investor Freedom 2010 Portfolio	100%
VIP Investor Freedom 2015 Portfolio	100%
VIP Investor Freedom 2020 Portfolio	100%
VIP Investor Freedom 2025 Portfolio	100%
VIP Investor Freedom 2030 Portfolio	100%
VIP Investor Freedom 2035 Portfolio	100%
VIP Investor Freedom 2040 Portfolio	100%
VIP Investor Freedom 2045 Portfolio	100%
VIP Investor Freedom 2050 Portfolio	100%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
9. Reorganization Information.
On June 7, 2024, VIP Investor Freedom Income Portfolio acquired all of the assets and assumed all of the liabilities of VIP Investor Freedom 2005 Portfolio ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by VIP Investor Freedom Income Portfolio. The acquisition was accomplished by an exchange of shares of VIP Investor Freedom Income Portfolio for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by VIP Investor Freedom Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the VIP Investor Freedom Income Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
VIP Investor Freedom 2005 Portfolio	18,110,255	841,155	18,112,866	1,648,130	.9900181984

Surviving Fund	Net Assets $	Total net assets after the acquisition $
VIP Investor Freedom Income Portfolio	59,587,991	77,700,857

Pro forma results of operations of the combined entity for the entire period ended December 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,728,803
Total net realized gain (loss)	698,838
Total change in net unrealized appreciation (depreciation)	(92,134)
Net increase (decrease) in net assets resulting from operations	$3,335,507

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the VIP Freedom Income Portfolio's accompanying Statement of Operations since June 7, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Variable Insurance Products Fund V, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
VIP Investor Freedom Income Portfolio
VIP Investor Freedom 2010 Portfolio
VIP Investor Freedom 2015 Portfolio
VIP Investor Freedom 2020 Portfolio
VIP Investor Freedom 2025 Portfolio
VIP Investor Freedom 2030 Portfolio
	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024
VIP Investor Freedom 2035 Portfolio VIP Investor Freedom 2040 Portfolio VIP Investor Freedom 2045 Portfolio VIP Investor Freedom 2050 Portfolio	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period April 13, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and for the period April 13, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as a capital gain dividend the amounts noted below for the taxable year ended December 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

VIP Investor Freedom 2010 Portfolio	$26,413
VIP Investor Freedom 2015 Portfolio	$2,709,091
VIP Investor Freedom 2020 Portfolio	$8,758,453
VIP Investor Freedom 2025 Portfolio	$12,876,464
VIP Investor Freedom 2030 Portfolio	$15,293,257
VIP Investor Freedom 2035 Portfolio	$1,136,164
VIP Investor Freedom 2040 Portfolio	$879,854
VIP Investor Freedom 2045 Portfolio	$329,844
VIP Investor Freedom 2050 Portfolio	$482,249
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

VIP Investor Freedom Income Portfolio	34.07%
VIP Investor Freedom 2005 Portfolio	46.94%
VIP Investor Freedom 2010 Portfolio	28.90%
VIP Investor Freedom 2015 Portfolio	21.63%
VIP Investor Freedom 2020 Portfolio	16.74%
VIP Investor Freedom 2025 Portfolio	14.30%
VIP Investor Freedom 2030 Portfolio	11.36%
VIP Investor Freedom 2035 Portfolio	6.38%
VIP Investor Freedom 2040 Portfolio	2.97%
VIP Investor Freedom 2045 Portfolio	2.07%
VIP Investor Freedom 2050 Portfolio	1.81%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

VIP Investor Freedom Income Portfolio	$2,304,848
VIP Investor Freedom 2005 Portfolio	$139,637
VIP Investor Freedom 2010 Portfolio	$1,631,285
VIP Investor Freedom 2015 Portfolio	$2,207,650
VIP Investor Freedom 2020 Portfolio	$3,472,811
VIP Investor Freedom 2025 Portfolio	$3,341,344
VIP Investor Freedom 2030 Portfolio	$4,960,857
VIP Investor Freedom 2035 Portfolio	$194,703
VIP Investor Freedom 2040 Portfolio	$50,559

VIP Investor Freedom 2045 Portfolio	$10,397
VIP Investor Freedom 2050 Portfolio	$13,919

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

VIP Investor Freedom Income Portfolio
February 2024	0%
December 2024	3%
VIP Investor Freedom 2005 Portfolio
February 2024	0%
June 2024	0%
VIP Investor Freedom 2010 Portfolio
February 2024	0%
December 2024	4%
VIP Investor Freedom 2015 Portfolio
February 2024	0%
December 2024	5%
VIP Investor Freedom 2020 Portfolio
February 2024	0%
December 2024	8%
VIP Investor Freedom 2025 Portfolio
February 2024	0%
December 2024	10%
VIP Investor Freedom 2030 Portfolio
February 2024	1%
December 2024	13%
VIP Investor Freedom 2035 Portfolio
December 2024	16%
VIP Investor Freedom 2040 Portfolio
December 2024	23%
VIP Investor Freedom 2045 Portfolio
December 2024	27%
VIP Investor Freedom 2050 Portfolio
December 2024	24%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Investor Freedom Income Portfolio	12/18/2024	$0.0225	$0.0068
VIP Investor Freedom 2010 Portfolio	12/18/2024	$0.0291	$0.0088
VIP Investor Freedom 2015 Portfolio	12/18/2024	$0.0363	$0.0107
VIP Investor Freedom 2020 Portfolio	12/18/2024	$0.0446	$0.0133
VIP Investor Freedom 2025 Portfolio	12/18/2024	$0.0561	$0.0170
VIP Investor Freedom 2030 Portfolio	12/18/2024	$0.0643	$0.0193
VIP Investor Freedom 2035 Portfolio	12/30/2024	$0.0663	$0.0166
VIP Investor Freedom 2040 Portfolio	12/30/2024	$0.0726	$0.0192
VIP Investor Freedom 2045 Portfolio	12/30/2024	$0.0759	$0.0202
VIP Investor Freedom 2050 Portfolio	12/30/2024	$0.0787	$0.0195

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investor Freedom Income Portfolio
VIP Investor Freedom 2010 Portfolio
VIP Investor Freedom 2015 Portfolio
VIP Investor Freedom 2020 Portfolio
VIP Investor Freedom 2025 Portfolio
VIP Investor Freedom 2030 Portfolio
VIP Investor Freedom 2035 Portfolio
VIP Investor Freedom 2040 Portfolio
VIP Investor Freedom 2045 Portfolio
VIP Investor Freedom 2050 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) for each fund (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the fact that no fees are payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the investment adviser, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. VIP Investor Freedom Income Portfolio underperformed its benchmark and peers for the one- and three-year periods ended January 31, 2024, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board noted that the funds do not pay FMR a management fee for investment advisory services, and that each fund bears indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests. In its review of each fund's total expense ratio, the Board considered each fund's all-inclusive (subject to certain limited exceptions) fee rate. the Board noted that each fund invests in a class of shares of the underlying Fidelity funds that does not charge a 12b-1 fee. The Board considered that the funds do not pay transfer agent fees. Instead, the applicable class of each underlying Fidelity fund bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that, except VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2040 Portfolio, the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023. VIP Investor Freedom 2025 Portfolio ranked above the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023. VIP Investor Freedom 2040 Portfolio ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
The Board considered that the VIP target date mapped groups may contain a combination of active, blend and passive competitors. The Board noted that Fidelity believes the competitive discussion has limited value given that each target date fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.
Economies of Scale. The Board concluded that because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints under the group fee arrangement.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.814507.119
VIPIFF-ANN-0325
Fidelity® Variable Insurance Products:

VIP Asset Manager Portfolio
(to be renamed VIP Asset Manager 50% Portfolio effective April 30, 2025)

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Asset Manager Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity ETF (b)(c) (Cost $10,718,468)	424,837	11,664,877

Bond Funds - 38.9%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (d)	85,122	6,994,470
Fidelity Floating Rate Central Fund (d)	71,367	7,011,121
Fidelity High Income Central Fund (d)	64,190	6,879,848
Fidelity Inflation-Protected Bond Index Central Fund (d)	157,314	13,731,978
Fidelity International Credit Central Fund (d)	28,228	2,285,623
Fidelity VIP Investment Grade Central Fund (d)	3,337,473	305,311,985
iShares 20+ Year Treasury Bond ETF	101,136	8,832,207
TOTAL BOND FUNDS (Cost $385,560,218)		351,047,232

Domestic Equity Funds - 36.3%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (c)	401,973	18,595,271
Fidelity Commodity Strategy Central Fund (d)	42,510	3,737,483
Fidelity Enhanced Large Cap Value ETF (c)	154,574	4,709,870
Fidelity Enhanced Mid Cap ETF (b)(c)	190,985	6,273,857
Fidelity Enhanced Small Cap ETF (b)(c)	238,032	7,700,335
Fidelity Fundamental Small-Mid Cap ETF (c)	70,633	1,898,615
Fidelity Real Estate Equity Central Fund (d)	32,353	4,390,992
Fidelity U.S. Equity Central Fund (d)	2,056,757	281,240,984
TOTAL DOMESTIC EQUITY FUNDS (Cost $173,258,793)		328,547,407

International Equity Funds - 20.6%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (d)	259,887	55,662,557
Fidelity International Equity Central Fund (d)	1,279,730	130,468,428
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $141,704,066)		186,130,985

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (f)	4.58	80,000	79,868
US Treasury Bills 0% 1/2/2025 (f)	4.55	40,000	40,000
US Treasury Bills 0% 1/23/2025 (f)	4.55	350,000	349,133
US Treasury Bills 0% 1/30/2025 (f)	4.51	190,000	189,375
US Treasury Bills 0% 1/9/2025 (f)	4.58	100,000	99,918
US Treasury Bills 0% 3/20/2025 (f)	4.28	1,290,000	1,278,477
US Treasury Bills 0% 3/27/2025 (f)	4.28	40,000	39,609
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,075,872)			2,076,380

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	24,931,632	24,936,619
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	1,401,585	1,401,725
TOTAL MONEY MARKET FUNDS (Cost $26,338,344)			26,338,344

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $739,655,761)	905,805,225
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,389,845)
NET ASSETS - 100.0%	904,415,380

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	106	Mar 2025	11,923,940	(8,964)	(8,964)
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	Mar 2025	4,720,050	1,647	1,647

TOTAL PURCHASED					(7,317)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	181	Mar 2025	53,718,538	1,216,288	1,216,288
ICE MSCI EAFE Index Contracts (United States)	42	Mar 2025	4,761,750	156,564	156,564
ICE MSCI Emerging Markets Index Contracts (United States)	33	Mar 2025	1,771,770	66,273	66,273

TOTAL SOLD					1,439,125

TOTAL FUTURES CONTRACTS					1,431,808
The notional amount of futures purchased as a percentage of Net Assets is 1.8%
The notional amount of futures sold as a percentage of Net Assets is 6.6%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,046,380.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,439,685	91,378,634	69,881,724	617,563	24	-	24,936,619	24,931,632	0.0%
Fidelity Commodity Strategy Central Fund	4,124,657	239,737	625,490	211,590	(139,814)	138,393	3,737,483	42,510	1.6%
Fidelity Emerging Markets Debt Central Fund	1,050,159	41,294	1,089,122	17,141	(139,144)	136,813	-	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	7,984,931	518,719	796,624	518,719	(127,556)	(585,000)	6,994,470	85,122	2.7%
Fidelity Emerging Markets Equity Central Fund	60,315,015	1,407,474	9,487,083	1,084,255	(2,260,069)	5,687,220	55,662,557	259,887	2.3%
Fidelity Floating Rate Central Fund	12,136,294	886,297	5,963,931	834,248	(112,237)	64,698	7,011,121	71,367	0.4%
Fidelity Hedged Equity Central Fund	11,893,358	3,587	12,974,737	3,586	2,008,475	(930,683)	-	-	0.0%
Fidelity High Income Central Fund	4,764,215	2,819,395	885,485	469,572	7,207	174,516	6,879,848	64,190	0.5%
Fidelity Inflation-Protected Bond Index Central Fund	15,853,274	5,628,338	7,535,990	480,679	(883,314)	669,670	13,731,978	157,314	2.5%
Fidelity International Credit Central Fund	4,787,509	191,846	2,744,676	170,535	(667,218)	718,162	2,285,623	28,228	2.4%
Fidelity International Equity Central Fund	143,796,973	4,896,063	24,794,918	4,117,661	3,040,835	3,529,475	130,468,428	1,279,730	2.4%
Fidelity Real Estate Equity Central Fund	4,028,946	801,497	624,168	115,665	30,386	154,331	4,390,992	32,353	0.4%
Fidelity Securities Lending Cash Central Fund	1,042,200	116,120,353	115,760,828	28,118	-	-	1,401,725	1,401,585	0.0%
Fidelity U.S. Equity Central Fund	315,950,019	28,972,435	96,954,317	27,157,269	25,250,081	8,022,766	281,240,984	2,056,757	1.5%
Fidelity VIP Investment Grade Central Fund	333,042,057	44,432,348	64,833,162	13,570,634	(2,109,477)	(5,219,781)	305,311,985	3,337,473	10.4%
Total	924,209,292	298,338,017	414,952,255	49,397,235	23,898,179	12,560,580	844,053,813	33,748,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	18,600,939	-	-	-	(5,668)	18,595,271	401,973
Fidelity Enhanced Large Cap Value ETF	-	4,706,469	-	-	-	3,401	4,709,870	154,574
Fidelity Enhanced Mid Cap ETF	-	6,551,006	605,767	28,441	40,675	287,943	6,273,857	190,985
Fidelity Enhanced Small Cap ETF	-	7,767,724	360,057	36,465	19,789	272,879	7,700,335	238,032
Fidelity Fundamental Small-Mid Cap ETF	-	1,900,444	-	-	-	(1,829)	1,898,615	70,633
Fidelity Hedged Equity ETF	-	12,945,285	2,266,269	60,568	39,455	946,406	11,664,877	424,837
Fidelity Low Volatility Factor ETF	9,360,489	-	9,526,469	-	322,160	(156,180)	-	-
	9,360,489	52,471,867	12,758,562	125,474	422,079	1,346,952	50,842,825	1,481,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	11,664,877	11,664,877	-	-

Bond Funds	351,047,232	351,047,232	-	-

Domestic Equity Funds	328,547,407	328,547,407	-	-

International Equity Funds	186,130,985	186,130,985	-	-

U.S. Treasury Obligations	2,076,380	-	2,076,380	-

Money Market Funds	26,338,344	26,338,344	-	-
Total Investments in Securities:	905,805,225	903,728,845	2,076,380	-
Derivative Instruments: Assets
Futures Contracts	1,440,772	1,440,772	-	-
Total Assets	1,440,772	1,440,772	-	-
Liabilities
Futures Contracts	(8,964)	(8,964)	-	-
Total Liabilities	(8,964)	(8,964)	-	-
Total Derivative Instruments:	1,431,808	1,431,808	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,440,772	(8,964)
Total Equity Risk	1,440,772	(8,964)
Total Value of Derivatives	1,440,772	(8,964)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,363,840) - See accompanying schedule:
Unaffiliated issuers (cost $12,167,838)	$10,908,587
Fidelity Central Funds (cost $678,148,232)	844,053,813
Other affiliated issuers (cost $49,339,691)	50,842,825

Total Investment in Securities (cost $739,655,761)		$905,805,225
Receivable for investments sold		30,837,435
Receivable for fund shares sold		185,867
Dividends receivable		5,830
Distributions receivable from Fidelity Central Funds		97,911
Receivable for daily variation margin on futures contracts		158,445
Prepaid expenses		807
Other receivables		4,653
Total assets		937,096,173
Liabilities
Payable for investments purchased	$30,329,606
Payable for fund shares redeemed	505,808
Distributions payable	12
Accrued management fee	392,449
Distribution and service plan fees payable	4,017
Other payables and accrued expenses	47,176
Collateral on securities loaned	1,401,725
Total liabilities		32,680,793
Net Assets		$904,415,380
Net Assets consist of:
Paid in capital		$699,148,325
Total accumulated earnings (loss)		205,267,055
Net Assets		$904,415,380

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($663,053,417 ÷ 40,308,015 shares)		$16.45
Service Class :
Net Asset Value, offering price and redemption price per share ($2,435,264 ÷ 149,743 shares)		$16.26
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($18,078,510 ÷ 1,136,987 shares)		$15.90
Investor Class :
Net Asset Value, offering price and redemption price per share ($220,848,189 ÷ 13,546,505 shares)		$16.30
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends (including $125,474 earned from affiliated issuers)		$425,983
Interest		125,262
Income from Fidelity Central Funds (including $28,118 from security lending)		26,400,178
Total income		26,951,423
Expenses
Management fee	$4,779,410
Transfer agent fees	126,927
Distribution and service plan fees	45,824
Accounting fees	63,279
Custodian fees and expenses	18,318
Independent trustees' fees and expenses	2,424
Audit fees	55,661
Legal	4,104
Miscellaneous	24,747
Total expenses before reductions	5,120,694
Expense reductions	(90,647)
Total expenses after reductions		5,030,047
Net Investment income (loss)		21,921,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,344
Fidelity Central Funds	23,898,179
Other affiliated issuers	422,079
Foreign currency transactions	289
Futures contracts	(9,132,552)
Capital gain distributions from Fidelity Central Funds	22,997,057
Total net realized gain (loss)		38,187,396
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,024,798)
Fidelity Central Funds	12,560,580
Other affiliated issuers	1,346,952
Assets and liabilities in foreign currencies	(501)
Futures contracts	3,145,940
Total change in net unrealized appreciation (depreciation)		16,028,173
Net gain (loss)		54,215,569
Net increase (decrease) in net assets resulting from operations		$76,136,945
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,921,376	$20,868,255
Net realized gain (loss)	38,187,396	9,511,712
Change in net unrealized appreciation (depreciation)	16,028,173	83,217,057
Net increase (decrease) in net assets resulting from operations	76,136,945	113,597,024
Distributions to shareholders	(27,864,553)	(31,471,834)

Share transactions - net increase (decrease)	(86,849,616)	(69,316,930)
Total increase (decrease) in net assets	(38,577,224)	12,808,260

Net Assets
Beginning of period	942,992,604	930,184,344
End of period	$904,415,380	$942,992,604

Financial Highlights
VIP Asset Manager Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.64	$14.32	$18.33	$17.04	$15.23
Income from Investment Operations
Net investment income (loss) A,B	.39	.34	.32	.29	.22
Net realized and unrealized gain (loss)	.93	1.50	(2.94)	1.40	2.03
Total from investment operations	1.32	1.84	(2.62)	1.69	2.25
Distributions from net investment income	(.42) C	(.36)	(.32)	(.30)	(.24)
Distributions from net realized gain	(.09) C	(.16)	(1.07)	(.10)	(.21)
Total distributions	(.51)	(.52)	(1.39)	(.40)	(.44) D
Net asset value, end of period	$16.45	$15.64	$14.32	$18.33	$17.04
Total Return E,F	8.50%	12.94%	(14.94)%	9.92%	14.87%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.52%	.59%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.51%	.58%	.59%	.58%	.59%
Expenses net of all reductions	.51%	.58%	.59%	.58%	.59%
Net investment income (loss)	2.37%	2.26%	2.08%	1.62%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$663,053	$696,248	$688,649	$889,923	$889,473
Portfolio turnover rate I	16%	19%	29%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.47	$14.16	$18.14	$16.86	$15.08
Income from Investment Operations
Net investment income (loss) A,B	.37	.32	.30	.27	.20
Net realized and unrealized gain (loss)	.92	1.49	(2.91)	1.38	2.01
Total from investment operations	1.29	1.81	(2.61)	1.65	2.21
Distributions from net investment income	(.40) C	(.34)	(.31)	(.27)	(.23)
Distributions from net realized gain	(.09) C	(.16)	(1.07)	(.10)	(.21)
Total distributions	(.50) D	(.50)	(1.37) D	(.37)	(.43) D
Net asset value, end of period	$16.26	$15.47	$14.16	$18.14	$16.86
Total Return E,F	8.34%	12.90%	(15.03)%	9.80%	14.74%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63%	.69%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.62%	.68%	.69%	.69%	.69%
Expenses net of all reductions	.62%	.68%	.69%	.69%	.69%
Net investment income (loss)	2.27%	2.16%	1.98%	1.52%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$2,435	$2,504	$2,480	$3,627	$5,108
Portfolio turnover rate I	16%	19%	29%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.14	$13.88	$17.81	$16.56	$14.82
Income from Investment Operations
Net investment income (loss) A,B	.34	.29	.27	.24	.17
Net realized and unrealized gain (loss)	.90	1.45	(2.85)	1.36	1.97
Total from investment operations	1.24	1.74	(2.58)	1.60	2.14
Distributions from net investment income	(.39) C	(.32)	(.28)	(.25)	(.20)
Distributions from net realized gain	(.09) C	(.16)	(1.07)	(.10)	(.21)
Total distributions	(.48)	(.48)	(1.35)	(.35)	(.40) D
Net asset value, end of period	$15.90	$15.14	$13.88	$17.81	$16.56
Total Return E,F	8.23%	12.65%	(15.15)%	9.68%	14.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.78%	.84%	.84%	.84%	.84%
Expenses net of fee waivers, if any	.77%	.83%	.84%	.83%	.84%
Expenses net of all reductions	.77%	.83%	.84%	.83%	.84%
Net investment income (loss)	2.12%	2.01%	1.83%	1.37%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$18,079	$16,471	$14,925	$20,038	$19,943
Portfolio turnover rate I	16%	19%	29%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.51	$14.20	$18.19	$16.91	$15.12
Income from Investment Operations
Net investment income (loss) A,B	.37	.32	.31	.28	.20
Net realized and unrealized gain (loss)	.92	1.50	(2.92)	1.39	2.02
Total from investment operations	1.29	1.82	(2.61)	1.67	2.22
Distributions from net investment income	(.41) C	(.35)	(.31)	(.28)	(.23)
Distributions from net realized gain	(.09) C	(.16)	(1.07)	(.10)	(.21)
Total distributions	(.50)	(.51)	(1.38)	(.39) D	(.43) D
Net asset value, end of period	$16.30	$15.51	$14.20	$18.19	$16.91
Total Return E,F	8.36%	12.90%	(15.00)%	9.85%	14.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60%	.66%	.66%	.66%	.67%
Expenses net of fee waivers, if any	.59%	.66%	.66%	.66%	.67%
Expenses net of all reductions	.59%	.66%	.66%	.66%	.67%
Net investment income (loss)	2.29%	2.18%	2.01%	1.55%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$220,848	$227,770	$224,131	$285,912	$254,632
Portfolio turnover rate I	16%	19%	29%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

During September 2024 the Board approved to change the name of the Fund to VIP Asset Manager 50% Portfolio effective April 30, 2025.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.01%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities Futures	.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Restricted Securities Loans & Direct Debt Instruments	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Restricted Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager Portfolio	$3,022

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term distributions from the underlying funds, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$200,862,920
Gross unrealized depreciation	(28,732,425)
Net unrealized appreciation (depreciation)	$172,130,495
Tax Cost	$733,674,730

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$41,739,088
Net unrealized appreciation (depreciation) on securities and other investments	$172,129,994

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$23,949,854	$ 21,174,941
Long-term Capital Gains	3,914,699	10,296,893
Total	$27,864,553	$ 31,471,834

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Asset Manager Portfolio
Equity Risk
Futures Contracts	(8,703,560)	3,145,940
Total Equity Risk	(8,703,560)	3,145,940
Interest Rate Risk
Futures Contracts	(428,992)	-
Total Interest Rate Risk	(428,992)	-
Totals	(9,132,552)	3,145,940

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Asset Manager Portfolio	60,268,545

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	151,431,877	248,734,042
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.62

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.50
Service Class	.50
Service Class 2.50
Investor Class	.58

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .47%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,567
Service Class 2	43,257
$45,824

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	72,382.0630
Service Class	262.0630
Service Class 2	1,727.0630
Investor Class	52,556.1390
	126,927

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Asset Manager Portfolio	.0406

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager Portfolio	-	821,000	(107,312)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Asset Manager Portfolio	1,491
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager Portfolio	3,028	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager Portfolio	48,684

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $204.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $41,759.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Asset Manager Portfolio
Distributions to shareholders
Initial Class	$20,535,652	$23,344,015
Service Class	73,407	82,405
Service Class 2	531,677	514,496
Investor Class	6,723,817	7,530,918
Total	$27,864,553	$31,471,834
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Asset Manager Portfolio
Initial Class
Shares sold	834,242	1,463,280	$13,689,079	$21,707,385
Reinvestment of distributions	1,255,943	1,521,440	20,535,652	23,344,015
Shares redeemed	(6,291,021)	(6,576,680)	(103,200,474)	(98,130,807)
Net increase (decrease)	(4,200,836)	(3,591,960)	$(68,975,743)	$(53,079,407)
Service Class
Shares sold	384	8,878	$6,203	$130,736
Reinvestment of distributions	4,540	5,434	73,407	82,405
Shares redeemed	(17,041)	(27,578)	(284,773)	(415,524)
Net increase (decrease)	(12,117)	(13,266)	$(205,163)	$(202,383)
Service Class 2
Shares sold	168,778	111,815	$2,699,728	$1,608,434
Reinvestment of distributions	33,619	34,639	531,677	514,496
Shares redeemed	(152,975)	(134,360)	(2,425,843)	(1,948,738)
Net increase (decrease)	49,422	12,094	$805,562	$174,192
Investor Class
Shares sold	336,480	138,956	$5,458,909	$2,077,606
Reinvestment of distributions	414,763	495,135	6,723,817	7,530,918
Shares redeemed	(1,891,165)	(1,733,509)	(30,656,998)	(25,817,856)
Net increase (decrease)	(1,139,922)	(1,099,418)	$(18,474,272)	$(16,209,332)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager Portfolio	44%	2	27%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Asset Manager Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Asset Manager Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $42,005,389, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.10% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,943,220 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 13%; Service Class designates 13%; Service Class 2 designates 14%; and Investor Class designates 13%; of the dividend distributed respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager Portfolio
Initial Class	12/30/2024	$0.0854	$0.0106
Service Class	12/30/2024	$0.0818	$0.0106
Service Class 2	12/30/2024	$0.0793	$0.0106
Investor Class	12/30/2024	$0.0831	$0.0106

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Asset Manager Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered a pro forma management fee rate for Investor Class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.540206.127
VIPAM-ANN-0325
Fidelity® Variable Insurance Products:

VIP Bond Index Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Bond Index Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	100,000	101,742
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	116,000	111,599
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	150,000	134,030
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	60,000	60,222
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	201,104	200,493
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	220,000	220,991
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	199,967
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	400,000	406,531
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	243,794
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	258,000	252,032
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	156,000	156,195
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	250,000	250,151
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	220,000	219,992
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	111,440	111,069
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	117,505	118,118
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	206,502	206,568
TOTAL UNITED STATES		2,993,494
TOTAL ASSET-BACKED SECURITIES (Cost $3,040,307)		2,993,494

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	259,578
Discover Bank 2.7% 2/6/2030	500,000	441,198
PNC Bank NA 3.875% 4/10/2025	260,000	259,177
Truist Bank 3.3% 5/15/2026	200,000	195,833
US Bank NA/Cincinnati OH 2.8% 1/27/2025	1,000,000	998,142

TOTAL BANK NOTES (Cost $2,223,334)		2,153,928

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	82,096	81,064
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	360,000	301,492
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	86,244
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	220,000	188,266
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	281,000	293,297
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	36,000	32,798
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	130,000	123,522
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	410,000	341,297
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	422,455
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	88,254
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	225,000	232,767
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A4, 3.192% 4/10/2048	70,329	70,000
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	90,000	87,896
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	1,000,000	970,440
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	123,000	119,584
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	181,534
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	179,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	159,400	155,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	130,000	125,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	20,000	19,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	80,000	78,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	124,000	116,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	300,000	278,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	680,000	605,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	770,000	644,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	590,000	493,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	590,000	494,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	890,000	744,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	700,000	586,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	100,000	84,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	200,000	171,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	200,000	170,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	675,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	125,000	121,082
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	260,000	233,220
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	12,938	12,902
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	405,925
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	100,000	89,195
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	325,470
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	180,870
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	538,000	489,715
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	90,000	80,116
TOTAL UNITED STATES		11,183,750
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,842,315)		11,183,750

Foreign Government and Government Agency Obligations - 1.5%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Province of Alberta 1.3% 7/22/2030	130,000	108,506
Province of Alberta 3.3% 3/15/2028	75,000	72,329
Province of British Columbia 4.2% 7/6/2033	140,000	133,032
Province of British Columbia 4.9% 4/24/2029	200,000	202,194
Province of Ontario 1.05% 5/21/2027	1,413,000	1,304,397
Province of Ontario 1.125% 10/7/2030	175,000	143,684
Province of Ontario 2.125% 1/21/2032	200,000	167,920
Province of Ontario 2.3% 6/15/2026	50,000	48,506
Province of Ontario 2.5% 4/27/2026	115,000	112,137
Province of Quebec 1.9% 4/21/2031	220,000	185,810
Province of Quebec 2.75% 4/12/2027	95,000	91,480
Province of Quebec 3.625% 4/13/2028	250,000	243,058
Province of Quebec 4.25% 9/5/2034	50,000	47,276
TOTAL CANADA		2,860,329
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	220,000	188,719
Chilean Republic 3.24% 2/6/2028	200,000	189,500
Chilean Republic 3.86% 6/21/2047	325,000	243,142
Chilean Republic 4.95% 1/5/2036	270,000	256,333
TOTAL CHILE		877,694
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	200,000	178,750
Indonesia Government 3.5% 2/14/2050	500,000	358,125
Indonesia Government 3.85% 10/15/2030	348,000	324,510
Indonesia Government 4.1% 4/24/2028	200,000	193,500
TOTAL INDONESIA		1,054,885
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	210,000	182,585
Israel Government 3.25% 1/17/2028	200,000	188,999
Israel Government 3.375% 1/15/2050	225,000	145,906
Israel Government 5.5% 3/12/2034	200,000	195,122
TOTAL ISRAEL		712,612
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	350,000	316,791
Italian Republic 4% 10/17/2049	200,000	141,969
TOTAL ITALY		458,760
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	166,494
KOREA (SOUTH) - 0.0%
Korean Republic 1% 9/16/2030	230,000	188,366
Korean Republic 4.5% 7/3/2029	200,000	198,888
TOTAL KOREA (SOUTH)		387,254
MEXICO - 0.4%
United Mexican States 3.25% 4/16/2030	1,971,000	1,715,756
United Mexican States 3.5% 2/12/2034	619,000	492,685
United Mexican States 4.5% 1/31/2050	480,000	337,440
United Mexican States 4.75% 3/8/2044	120,000	91,313
United Mexican States 4.75% 4/27/2032	387,000	350,622
United Mexican States 6.05% 1/11/2040	170,000	157,781
TOTAL MEXICO		3,145,597
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	668,760
Panamanian Republic 4.5% 4/16/2050	250,000	154,058
Panamanian Republic 6.7% 1/26/2036	100,000	92,850
TOTAL PANAMA		915,668
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	340,000	257,869
Peruvian Republic 2.78% 12/1/2060	100,000	52,781
Peruvian Republic 2.844% 6/20/2030	390,000	343,444
Peruvian Republic 3.55% 3/10/2051	170,000	113,900
Peruvian Republic 5.875% 8/8/2054	70,000	66,653
TOTAL PERU		834,647
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	600,000	378,750
Philippine Republic 3% 2/1/2028	200,000	187,750
Philippine Republic 4.75% 3/5/2035	200,000	189,750
Philippine Republic 5% 7/17/2033	200,000	196,000
Philippine Republic 5.17% 10/13/2027	200,000	200,938
Philippine Republic 6.375% 10/23/2034	100,000	107,499
Philippine Republic 9.5% 2/2/2030	110,000	131,313
TOTAL PHILIPPINES		1,392,000
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	73,000	71,803
Republic of Poland 4.625% 3/18/2029	230,000	227,767
Republic of Poland 5.125% 9/18/2034	150,000	144,470
Republic of Poland 5.5% 3/18/2054	100,000	92,001
Republic of Poland 5.5% 4/4/2053	100,000	92,472
TOTAL POLAND		628,513
URUGUAY - 0.1%
Uruguay Republic 7.625% 3/21/2036	678,000	790,209
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,473,381)		14,224,662

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	195,000	128,003
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	80,000	67,328
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	40,000	30,076
State of California 7.55% 4/1/2039	145,000	171,395
State of California 7.6% 11/1/2040	350,000	416,795
		685,594
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	150,000	96,728
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	175,000	114,392
		211,120
Transportation - 0.0%
Bay Area Toll Au CA Bridge Rev 6.263% 4/1/2049	75,000	79,267
Bay Area Toll Au CA Bridge Rev 7.043% 4/1/2050	75,000	85,968
		165,235
TOTAL CALIFORNIA		1,189,952
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	45,000	31,101
Illinois - 0.2%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	470,588	463,948
Transportation - 0.1%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	250,000	262,795
TOTAL ILLINOIS		726,743
Massachusetts - 0.0%
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	100,000	80,956
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	100,000	77,428
TOTAL MASSACHUSETTS		158,384
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	80,000	62,773
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	74,294
TOTAL MICHIGAN		137,067
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	160,000	183,296
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	400,000	256,963
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	100,000	104,967
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	200,000	158,451
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	60,000	63,974
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	100,000	101,299
TOTAL NEW YORK		428,691
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	55,000	64,861
Texas - 0.0%
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	200,000	132,717
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	65,000	56,335
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	14,934
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	150,000	105,413
		176,682
TOTAL TEXAS		309,399
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	140,000	85,248
TOTAL MUNICIPAL SECURITIES (Cost $4,699,556)		3,571,705

Non-Convertible Corporate Bonds - 27.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 4.966% 1/12/2026	260,000	261,133
Westpac Banking Corp 2.894% 2/4/2030 (b)	590,000	588,726
Westpac Banking Corp 3.133% 11/18/2041	60,000	43,037
Westpac Banking Corp 4.11% 7/24/2034 (b)	320,000	301,354
		1,194,250
Materials - 0.0%
Metals & Mining - 0.0%
BHP Billiton Finance USA Ltd 5% 9/30/2043	176,000	164,432
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	90,000	90,440
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	120,000	73,184
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	120,000	115,494
		443,550
TOTAL AUSTRALIA		1,637,800
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	83,000	80,649
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.5% 6/1/2050	100,000	87,822
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	78,000	68,297
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	140,000	122,106
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	461,000	428,411
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	270,000	270,579
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	130,000	127,873
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	190,000	193,472

TOTAL BELGIUM		1,298,560
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	300,000	274,521
Vale Overseas Ltd 6.4% 6/28/2054	60,000	58,650
		333,171
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	298,000	266,058
TOTAL BRAZIL		599,229
CANADA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bell Canada 5.1% 5/11/2033	100,000	97,177
Bell Canada 5.55% 2/15/2054	130,000	121,902
TELUS Corp 3.4% 5/13/2032	130,000	114,652
		333,731
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.8% 3/15/2032	130,000	116,909
Rogers Communications Inc 4.55% 3/15/2052	160,000	127,908
Rogers Communications Inc 5% 3/15/2044	20,000	17,712
Rogers Communications Inc 7.5% 8/15/2038	50,000	56,725
		319,254
TOTAL COMMUNICATION SERVICES		652,985

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	558,000	546,165
Canadian Natural Resources Ltd 4.95% 6/1/2047	19,000	16,294
Canadian Natural Resources Ltd 5% 12/15/2029 (c)	300,000	296,657
Cenovus Energy Inc 5.4% 6/15/2047	74,000	65,852
Enbridge Inc 2.5% 8/1/2033	100,000	80,266
Enbridge Inc 5.5% 12/1/2046	60,000	57,139
Enbridge Inc 5.625% 4/5/2034	140,000	140,825
Enbridge Inc 5.7% 3/8/2033	220,000	222,285
Enbridge Inc 7.2% 6/27/2054 (b)	90,000	92,514
Enbridge Inc 8.5% 1/15/2084 (b)	40,000	44,426
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	40,000	39,304
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	40,000	38,904
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	40,000	38,718
Suncor Energy Inc 4% 11/15/2047	179,000	132,751
TransCanada PipeLines Ltd 4.1% 4/15/2030	190,000	180,408
TransCanada PipeLines Ltd 7.625% 1/15/2039	231,000	267,443
		2,259,951
Financials - 0.3%
Banks - 0.3%
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	91,401
Bank of Montreal 5.266% 12/11/2026	300,000	303,506
Bank of Montreal 5.717% 9/25/2028	70,000	71,779
Bank of Nova Scotia/The 1.95% 2/2/2027	100,000	94,511
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	50,000	45,969
Bank of Nova Scotia/The 4.85% 2/1/2030	120,000	119,148
Bank of Nova Scotia/The 5.25% 6/12/2028	160,000	161,667
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	54,000	48,452
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	119,000	124,372
Royal Bank of Canada 4.65% 1/27/2026	55,000	54,929
Royal Bank of Canada 4.65% 10/18/2030 (b)	20,000	19,588
Royal Bank of Canada 5% 5/2/2033	130,000	127,777
Royal Bank of Canada 5.15% 2/1/2034	180,000	177,743
Royal Bank of Canada 6% 11/1/2027	100,000	103,270
Toronto Dominion Bank 1.95% 1/12/2027	100,000	94,582
Toronto Dominion Bank 2.45% 1/12/2032	90,000	75,118
Toronto Dominion Bank 4.456% 6/8/2032	200,000	189,509
Toronto Dominion Bank 5.156% 1/10/2028	360,000	361,803
		2,265,124
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031	312,000	271,113
Brookfield Finance Inc 4.85% 3/29/2029	80,000	79,439
Brookfield Finance Inc 5.968% 3/4/2054	50,000	50,538
Brookfield Finance Inc 6.35% 1/5/2034	30,000	31,618
		432,708
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	90,000	91,030
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (c)	70,000	69,059
Manulife Financial Corp 5.375% 3/4/2046	40,000	38,981
		199,070
TOTAL FINANCIALS		2,896,902

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	210,000	122,000
Canadian Pacific Railway Co 1.75% 12/2/2026	140,000	132,573
Canadian Pacific Railway Co 2.45% 12/2/2031	140,000	119,373
Canadian Pacific Railway Co 3.1% 12/2/2051	140,000	90,968
Canadian Pacific Railway Co 4.2% 11/15/2069	70,000	51,306
		516,220
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	76,000	74,620
Thomson Reuters Corp 5.85% 4/15/2040	40,000	40,527
		115,147
TOTAL INDUSTRIALS		631,367

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.125% 3/15/2035	90,000	79,666
Nutrien Ltd 4.2% 4/1/2029	13,000	12,608
Nutrien Ltd 4.9% 3/27/2028	160,000	159,936
Nutrien Ltd 5% 4/1/2049	103,000	91,563
		343,773
Metals & Mining - 0.0%
Barrick Gold Corp 5.25% 4/1/2042	163,000	153,986
TOTAL MATERIALS		497,759

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	120,000	101,462
TOTAL CANADA		7,040,426
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	240,000	202,169
Alibaba Group Holding Ltd 3.15% 2/9/2051	245,000	157,726
		359,895
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	270,000	226,609
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	90,000	87,630
		314,239
TOTAL CHINA		674,134
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 9% 3/1/2031 (b)	180,000	214,292
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 2.829% 1/10/2030	200,000	182,005
TotalEnergies Capital International SA 3.127% 5/29/2050	220,000	144,124
TotalEnergies Capital SA 5.15% 4/5/2034	40,000	39,826
TotalEnergies Capital SA 5.488% 4/5/2054	40,000	38,336
TotalEnergies Capital SA 5.638% 4/5/2064	30,000	28,675
		432,966
TOTAL FRANCE		647,258
GERMANY - 0.3%
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	200,000	198,547
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)(d)	150,000	142,572
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	170,000	152,626
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	200,000	174,584
Deutsche Bank AG/New York NY 4.1% 1/13/2026	200,000	198,817
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	170,000	166,171
		1,033,317
Financial Services - 0.2%
KfW 0% 4/18/2036 (e)	200,000	117,222
KfW 0.375% 7/18/2025	2,072,000	2,027,507
KfW 2.875% 4/3/2028	14,000	13,367
KfW 4.75% 10/29/2030	170,000	172,286
		2,330,382
TOTAL GERMANY		3,363,699
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	60,000	54,416
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	250,000	239,324
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	150,000	117,397
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,220
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	220,000	218,532
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	200,000	195,598
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	150,000	147,070
		1,067,141
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030 (c)	200,000	201,116
TOTAL IRELAND		1,268,257
JAPAN - 0.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.271% 3/10/2025	310,000	308,554
Financials - 0.8%
Banks - 0.7%
Japan Bank for International Cooperation 0.625% 7/15/2025	750,000	734,751
Japan Bank for International Cooperation 1.25% 1/21/2031	580,000	474,865
Mitsubishi UFJ Financial Group Inc 2.193% 2/25/2025	740,000	737,163
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	210,000	199,799
Mitsubishi UFJ Financial Group Inc 3.287% 7/25/2027	150,000	145,348
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	290,000	243,263
Mitsubishi UFJ Financial Group Inc 3.777% 3/2/2025	84,000	83,824
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	150,000	136,825
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	200,000	201,503
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	285,000	271,263
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	400,000	395,616
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	300,000	302,844
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	310,000	317,200
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	400,000	393,296
Sumitomo Mitsui Financial Group Inc 2.142% 9/23/2030	170,000	143,946
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	800,000	760,287
Sumitomo Mitsui Financial Group Inc 2.348% 1/15/2025	200,000	199,822
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	178,501
Sumitomo Mitsui Financial Group Inc 3.352% 10/18/2027	80,000	77,148
Sumitomo Mitsui Financial Group Inc 3.364% 7/12/2027	80,000	77,510
Sumitomo Mitsui Financial Group Inc 3.784% 3/9/2026	640,000	633,458
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	40,000	42,869
		6,751,101
Capital Markets - 0.1%
Nomura Holdings Inc 3.103% 1/16/2030	623,000	561,997
TOTAL FINANCIALS		7,313,098

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	200,000	172,329
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	272,000	197,156
		369,485
TOTAL JAPAN		7,991,137
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 2.875% 1/21/2025	350,000	349,570
Export-Import Bank of Korea 4% 9/11/2029	300,000	289,782
Export-Import Bank of Korea 5.125% 9/18/2028	380,000	383,764
Korea Development Bank/The 1.625% 1/19/2031	200,000	164,412

TOTAL KOREA (SOUTH)		1,187,528
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	40,000	39,520
ArcelorMittal SA 6.75% 3/1/2041 (b)	20,000	20,575
ArcelorMittal SA 6.8% 11/29/2032	80,000	85,480

TOTAL LUXEMBOURG		145,575
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	440,000	413,895
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	80,000	72,460
Southern Copper Corp 5.875% 4/23/2045	30,000	29,192
Southern Copper Corp 6.75% 4/16/2040	50,000	53,641
		155,293
TOTAL MEXICO		569,188
MULTI-NATIONAL - 0.8%
Financials - 0.8%
Banks - 0.5%
African Development Bank 0.875% 7/22/2026	160,000	151,626
Asian Development Bank 0.75% 10/8/2030	100,000	81,100
Asian Development Bank 1.875% 1/24/2030	610,000	538,612
Asian Development Bank 4.5% 8/25/2028	220,000	221,043
Asian Development Bank 5.82% 6/16/2028	110,000	114,456
Corp Andina de Fomento 4.125% 1/7/2028	59,000	58,096
Corp Andina de Fomento 5% 1/24/2029	170,000	170,563
European Investment Bank 0.75% 9/23/2030	250,000	203,362
European Investment Bank 0.875% 5/17/2030	18,000	14,942
European Investment Bank 1.75% 3/15/2029	1,350,000	1,211,497
European Investment Bank 3.75% 2/14/2033	100,000	94,089
European Investment Bank 4.875% 2/15/2036	110,000	110,807
Inter-American Development Bank 0.625% 7/15/2025	390,000	382,307
Inter-American Development Bank 1.125% 1/13/2031	290,000	237,638
Inter-American Development Bank 1.75% 3/14/2025	194,000	192,974
Inter-American Development Bank 2.25% 6/18/2029	1,029,000	937,651
Inter-American Development Bank 4.375% 1/24/2044	39,000	35,647
		4,756,410
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	110,000	106,284
Financial Services - 0.3%
International Bank for Reconstruction & Development 0.375% 7/28/2025	270,000	263,918
International Bank for Reconstruction & Development 0.5% 10/28/2025	218,000	211,288
International Bank for Reconstruction & Development 0.75% 8/26/2030	160,000	130,269
International Bank for Reconstruction & Development 0.875% 5/14/2030	176,000	145,810
International Bank for Reconstruction & Development 1.25% 2/10/2031	110,000	90,500
International Bank for Reconstruction & Development 1.625% 1/15/2025	155,000	154,792
International Bank for Reconstruction & Development 2.5% 11/22/2027	92,000	87,417
International Bank for Reconstruction & Development 3.625% 9/21/2029	260,000	250,775
International Bank for Reconstruction & Development 4% 7/25/2030	500,000	487,316
International Bank for Reconstruction & Development 4.75% 11/14/2033	290,000	291,118
International Bank for Reconstruction & Development 4.75% 2/15/2035	520,000	519,666
International Finance Corp 0.75% 8/27/2030	60,000	48,900
		2,681,769
TOTAL MULTI-NATIONAL		7,544,463
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA/NY 5.041% 3/5/2027	300,000	302,846
ING Groep NV 2.727% 4/1/2032 (b)	200,000	172,092
ING Groep NV 3.869% 3/28/2026 (b)	290,000	289,209

TOTAL NETHERLANDS		764,147
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 3.125% 4/6/2030	357,000	328,947
Equinor ASA 3.25% 11/18/2049	160,000	109,341
Equinor ASA 3.625% 9/10/2028	120,000	116,117

TOTAL NORWAY		554,405
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	147,624
Telefonica Emisiones SA 5.213% 3/8/2047	250,000	221,463
		369,087
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	204,641
Banco Santander SA 1.849% 3/25/2026	200,000	192,368
Banco Santander SA 2.749% 12/3/2030	200,000	169,370
Banco Santander SA 2.958% 3/25/2031	200,000	174,149
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	401,778
Banco Santander SA 6.607% 11/7/2028	200,000	210,327
		1,352,633
TOTAL SPAIN		1,721,720
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	400,000	382,352
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	130,000	144,001
UBS Group AG 4.55% 4/17/2026	580,000	577,967
		721,968
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	30,000	26,449
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.625% 2/1/2030	120,000	118,815
TOTAL SWITZERLAND		867,232
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Media - 0.0%
RELX Capital Inc 4% 3/18/2029	130,000	125,483
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.375% 5/30/2028	97,000	96,173
Vodafone Group PLC 5.25% 5/30/2048	170,000	157,352
Vodafone Group PLC 5.875% 6/28/2064	150,000	145,134
Vodafone Group PLC 6.15% 2/27/2037	139,000	145,940
		544,599
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	200,000	195,375
Diageo Capital PLC 2% 4/29/2030	200,000	172,638
		368,013
Food Products - 0.1%
Unilever Capital Corp 1.375% 9/14/2030	135,000	112,365
Unilever Capital Corp 2% 7/28/2026	280,000	269,865
Unilever Capital Corp 5.9% 11/15/2032	140,000	148,683
		530,913
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	130,000	125,788
BAT Capital Corp 4.39% 8/15/2037	621,000	535,712
BAT Capital Corp 4.54% 8/15/2047	213,000	167,978
BAT Capital Corp 6.343% 8/2/2030	40,000	42,060
		871,538
TOTAL CONSUMER STAPLES		1,770,464

Financials - 1.0%
Banks - 1.0%
Barclays PLC 2.279% 11/24/2027 (b)	400,000	380,469
Barclays PLC 2.852% 5/7/2026 (b)	516,000	512,025
Barclays PLC 2.894% 11/24/2032 (b)	730,000	616,441
Barclays PLC 5.088% 6/20/2030 (b)	726,000	707,181
Barclays PLC 5.501% 8/9/2028 (b)	220,000	222,377
HSBC Holdings PLC 2.848% 6/4/2031 (b)	380,000	333,641
HSBC Holdings PLC 2.871% 11/22/2032 (b)	200,000	168,732
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,260,000	1,254,336
HSBC Holdings PLC 5.402% 8/11/2033 (b)	250,000	247,417
HSBC Holdings PLC 5.597% 5/17/2028 (b)	290,000	293,108
HSBC Holdings PLC 6.1% 1/14/2042	190,000	201,366
HSBC Holdings PLC 6.8% 6/1/2038	449,000	469,981
HSBC Holdings PLC 7.39% 11/3/2028 (b)	220,000	233,169
HSBC Holdings PLC 8.113% 11/3/2033 (b)	200,000	224,913
Lloyds Banking Group PLC 4.45% 5/8/2025	200,000	199,635
Lloyds Banking Group PLC 4.582% 12/10/2025	1,518,000	1,510,823
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	200,222
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	500,000	508,367
NatWest Group PLC 3.073% 5/22/2028 (b)	290,000	277,358
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	303,565
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	201,988
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	200,000	206,113
		9,273,227
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	290,000	277,204
Astrazeneca Finance LLC 2.25% 5/28/2031	440,000	374,755
Astrazeneca Finance LLC 4.875% 3/3/2033	110,000	108,714
Astrazeneca PLC 4.375% 11/16/2045	45,000	38,588
Astrazeneca PLC 4.375% 8/17/2048	50,000	42,368
GlaxoSmithKline Capital Inc 3.875% 5/15/2028 (d)	130,000	126,798
		968,427
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.809% 6/12/2033	70,000	71,400
TOTAL UNITED KINGDOM		12,753,600
UNITED STATES - 21.9%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	200,000	181,864
AT&T Inc 2.25% 2/1/2032	50,000	41,336
AT&T Inc 2.75% 6/1/2031	300,000	260,961
AT&T Inc 3.3% 2/1/2052	50,000	33,196
AT&T Inc 3.5% 6/1/2041	1,000,000	766,266
AT&T Inc 3.5% 9/15/2053	347,000	233,649
AT&T Inc 3.55% 9/15/2055	340,000	228,679
AT&T Inc 3.65% 6/1/2051	280,000	197,743
AT&T Inc 3.65% 9/15/2059	257,000	170,228
AT&T Inc 3.8% 2/15/2027	43,000	42,186
AT&T Inc 3.85% 6/1/2060	250,000	173,187
AT&T Inc 4.1% 2/15/2028 (d)	143,000	139,898
AT&T Inc 4.65% 6/1/2044	40,000	33,958
Sprint Capital Corp 8.75% 3/15/2032	120,000	143,268
Verizon Communications Inc 1.5% 9/18/2030	270,000	223,968
Verizon Communications Inc 2.1% 3/22/2028	540,000	496,567
Verizon Communications Inc 2.355% 3/15/2032	9,000	7,464
Verizon Communications Inc 2.65% 11/20/2040	60,000	41,025
Verizon Communications Inc 2.987% 10/30/2056	227,000	134,617
Verizon Communications Inc 3% 11/20/2060	230,000	133,081
Verizon Communications Inc 3.55% 3/22/2051	500,000	353,325
Verizon Communications Inc 3.875% 2/8/2029	210,000	202,547
Verizon Communications Inc 4% 3/22/2050	114,000	86,521
Verizon Communications Inc 4.016% 12/3/2029	100,000	95,981
Verizon Communications Inc 4.125% 8/15/2046	54,000	42,770
Verizon Communications Inc 4.272% 1/15/2036 (d)	276,000	248,221
Verizon Communications Inc 4.329% 9/21/2028	643,000	629,783
Verizon Communications Inc 5.012% 8/21/2054	38,000	33,556
Verizon Communications Inc 7.75% 12/1/2030	60,000	67,964
		5,443,809
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	140,000	137,102
Walt Disney Co/The 2% 9/1/2029	50,000	44,462
Walt Disney Co/The 2.65% 1/13/2031	200,000	177,047
Walt Disney Co/The 2.75% 9/1/2049	100,000	62,366
Walt Disney Co/The 3.35% 3/24/2025	400,000	398,876
Walt Disney Co/The 3.5% 5/13/2040	30,000	24,057
Walt Disney Co/The 3.6% 1/13/2051	30,000	22,049
Walt Disney Co/The 3.8% 3/22/2030	110,000	105,284
Walt Disney Co/The 3.8% 5/13/2060	120,000	87,100
Walt Disney Co/The 4.7% 3/23/2050	100,000	88,735
		1,147,078
Interactive Media & Services - 0.1%
Alphabet Inc 1.1% 8/15/2030	200,000	166,309
Alphabet Inc 1.9% 8/15/2040	264,000	172,460
Alphabet Inc 2.05% 8/15/2050	170,000	94,197
Meta Platforms Inc 3.5% 8/15/2027	60,000	58,655
Meta Platforms Inc 3.85% 8/15/2032	60,000	55,760
Meta Platforms Inc 4.3% 8/15/2029	100,000	98,745
Meta Platforms Inc 4.45% 8/15/2052	150,000	126,418
Meta Platforms Inc 4.6% 5/15/2028	70,000	70,090
Meta Platforms Inc 4.75% 8/15/2034	70,000	68,140
Meta Platforms Inc 4.95% 5/15/2033	100,000	100,140
Meta Platforms Inc 5.4% 8/15/2054	150,000	145,255
Meta Platforms Inc 5.55% 8/15/2064	140,000	136,477
Meta Platforms Inc 5.6% 5/15/2053	60,000	59,985
		1,352,631
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	50,000	44,087
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	80,000	49,973
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	100,000	95,251
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	260,000	158,377
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	48,000	46,400
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	100,000	75,116
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	60,000	46,966
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	42,000	37,359
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	190,000	155,947
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	150,000	152,857
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	621,000	619,846
Comcast Corp 2.35% 1/15/2027	260,000	248,555
Comcast Corp 2.45% 8/15/2052	135,000	73,323
Comcast Corp 2.65% 2/1/2030	80,000	71,668
Comcast Corp 2.8% 1/15/2051	180,000	106,983
Comcast Corp 2.887% 11/1/2051	179,000	107,659
Comcast Corp 2.937% 11/1/2056	385,000	224,238
Comcast Corp 2.987% 11/1/2063	305,000	172,136
Comcast Corp 3.4% 4/1/2030	87,000	80,727
Comcast Corp 3.55% 5/1/2028	76,000	72,956
Comcast Corp 3.75% 4/1/2040	31,000	24,934
Comcast Corp 3.9% 3/1/2038	50,000	42,037
Comcast Corp 3.969% 11/1/2047	350,000	265,225
Comcast Corp 4.049% 11/1/2052	146,000	109,720
Comcast Corp 4.55% 1/15/2029	110,000	108,915
Comcast Corp 5.35% 5/15/2053	110,000	101,820
Comcast Corp 5.5% 5/15/2064	20,000	18,652
Discovery Communications LLC 3.625% 5/15/2030	220,000	195,712
Discovery Communications LLC 5.2% 9/20/2047	18,000	13,870
Fox Corp 4.709% 1/25/2029	34,000	33,584
Fox Corp 5.476% 1/25/2039	189,000	179,609
Fox Corp 5.576% 1/25/2049	23,000	21,371
Paramount Global 4.2% 6/1/2029	210,000	198,089
Paramount Global 4.95% 1/15/2031	190,000	177,365
Paramount Global 5.85% 9/1/2043	363,000	315,435
Time Warner Cable LLC 5.5% 9/1/2041	351,000	297,858
TWDC Enterprises 18 Corp 2.95% 6/15/2027	98,000	94,493
TWDC Enterprises 18 Corp 3% 2/13/2026	210,000	206,708
TWDC Enterprises 18 Corp 3% 7/30/2046	100,000	67,075
Warnermedia Holdings Inc 3.755% 3/15/2027	100,000	96,343
Warnermedia Holdings Inc 4.279% 3/15/2032	629,000	554,280
Warnermedia Holdings Inc 5.05% 3/15/2042	100,000	80,288
Warnermedia Holdings Inc 5.141% 3/15/2052	175,000	130,026
Warnermedia Holdings Inc 5.391% 3/15/2062	160,000	117,651
		6,091,484
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3% 2/15/2041	529,000	377,252
T-Mobile USA Inc 3.5% 4/15/2025 (d)	410,000	408,146
T-Mobile USA Inc 3.6% 11/15/2060	210,000	138,586
T-Mobile USA Inc 3.75% 4/15/2027	80,000	78,157
T-Mobile USA Inc 3.875% 4/15/2030	80,000	75,279
T-Mobile USA Inc 4.375% 4/15/2040	74,000	64,144
T-Mobile USA Inc 4.5% 4/15/2050	80,000	65,594
T-Mobile USA Inc 4.8% 7/15/2028	125,000	124,323
T-Mobile USA Inc 5.05% 7/15/2033	125,000	122,398
T-Mobile USA Inc 5.2% 1/15/2033	605,000	598,872
T-Mobile USA Inc 5.65% 1/15/2053	55,000	53,219
		2,105,970
TOTAL COMMUNICATION SERVICES		16,140,972

Consumer Discretionary - 1.5%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	400,000	388,313
Lear Corp 5.25% 5/15/2049	50,000	42,985
		431,298
Automobiles - 0.3%
American Honda Finance Corp 1% 9/10/2025	220,000	214,321
American Honda Finance Corp 1.2% 7/8/2025	330,000	324,335
American Honda Finance Corp 4.9% 1/10/2034 (d)	130,000	124,976
American Honda Finance Corp 5.125% 7/7/2028	60,000	60,409
American Honda Finance Corp 5.65% 11/15/2028	160,000	164,329
Ford Motor Co 3.25% 2/12/2032	30,000	24,951
Ford Motor Co 4.75% 1/15/2043	30,000	23,650
Ford Motor Co 5.291% 12/8/2046	110,000	94,209
Ford Motor Co 6.1% 8/19/2032	270,000	268,693
General Motors Co 5.4% 10/15/2029	100,000	100,685
General Motors Co 5.4% 4/1/2048	40,000	35,142
General Motors Co 5.95% 4/1/2049	220,000	207,823
General Motors Co 6.125% 10/1/2025	283,000	285,179
General Motors Co 6.75% 4/1/2046	69,000	72,011
General Motors Financial Co Inc 4.35% 4/9/2025	84,000	83,839
General Motors Financial Co Inc 5.6% 6/18/2031	80,000	80,400
General Motors Financial Co Inc 5.65% 1/17/2029	250,000	253,714
General Motors Financial Co Inc 5.8% 6/23/2028	410,000	418,198
General Motors Financial Co Inc 6.1% 1/7/2034	70,000	71,013
General Motors Financial Co Inc 6.4% 1/9/2033	100,000	103,655
		3,011,532
Broadline Retail - 0.2%
Amazon.com Inc 0.8% 6/3/2025	110,000	108,390
Amazon.com Inc 1% 5/12/2026	6,000	5,740
Amazon.com Inc 2.1% 5/12/2031	105,000	89,679
Amazon.com Inc 2.5% 6/3/2050	110,000	65,625
Amazon.com Inc 2.7% 6/3/2060	160,000	91,785
Amazon.com Inc 2.875% 5/12/2041	220,000	161,492
Amazon.com Inc 3.1% 5/12/2051	105,000	70,774
Amazon.com Inc 3.15% 8/22/2027	460,000	444,139
Amazon.com Inc 3.875% 8/22/2037	440,000	388,595
Amazon.com Inc 4.05% 8/22/2047	280,000	231,367
eBay Inc 4% 7/15/2042	40,000	31,806
eBay Inc 5.95% 11/22/2027	170,000	175,645
		1,865,037
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	130,000	98,763
Duke University 2.832% 10/1/2055	30,000	18,632
George Washington University/The 4.126% 9/15/2048	100,000	81,323
Massachusetts Institute of Technology 2.989% 7/1/2050	250,000	168,051
Massachusetts Institute of Technology 3.067% 4/1/2052	200,000	134,244
Northwestern University 3.662% 12/1/2057	100,000	73,337
President and Fellows of Harvard College 2.517% 10/15/2050	130,000	78,516
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028 (d)	210,000	202,647
University of Chicago/The 3% 10/1/2052	100,000	70,909
University of Southern California 2.945% 10/1/2051	240,000	156,792
		1,083,214
Hotels, Restaurants & Leisure - 0.3%
Booking Holdings Inc 4.625% 4/13/2030	100,000	99,070
Expedia Group Inc 3.8% 2/15/2028	50,000	48,296
Expedia Group Inc 4.625% 8/1/2027	130,000	129,470
Expedia Group Inc 5% 2/15/2026	160,000	160,219
Marriott International Inc/MD 3.125% 6/15/2026	390,000	381,220
Marriott International Inc/MD 4.875% 5/15/2029	300,000	298,892
Marriott International Inc/MD 5.35% 3/15/2035	100,000	98,583
McDonald's Corp 2.125% 3/1/2030	400,000	349,639
McDonald's Corp 2.625% 9/1/2029	150,000	136,526
McDonald's Corp 3.3% 7/1/2025	32,000	31,772
McDonald's Corp 3.5% 7/1/2027	91,000	88,635
McDonald's Corp 3.6% 7/1/2030	340,000	318,930
McDonald's Corp 3.625% 5/1/2043	20,000	15,287
McDonald's Corp 3.8% 4/1/2028	84,000	81,750
McDonald's Corp 4.2% 4/1/2050	80,000	63,170
McDonald's Corp 4.7% 12/9/2035	109,000	103,927
McDonald's Corp 5.15% 9/9/2052	50,000	45,720
Starbucks Corp 2.55% 11/15/2030	597,000	523,175
Starbucks Corp 4.5% 11/15/2048	50,000	41,318
		3,015,599
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	50,000	48,269
PulteGroup Inc 5% 1/15/2027	190,000	190,278
Toll Brothers Finance Corp 4.35% 2/15/2028	60,000	58,567
Whirlpool Corp 4.75% 2/26/2029	160,000	157,673
Whirlpool Corp 5.5% 3/1/2033	20,000	19,535
		474,322
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032 (d)	70,000	64,126
Hasbro Inc 3.55% 11/19/2026 (d)	190,000	185,776
Hasbro Inc 3.9% 11/19/2029	30,000	28,187
		278,089
Specialty Retail - 0.5%
AutoNation Inc 1.95% 8/1/2028	100,000	89,901
AutoZone Inc 3.625% 4/15/2025	62,000	61,790
AutoZone Inc 4% 4/15/2030	150,000	142,801
AutoZone Inc 4.75% 2/1/2033	40,000	38,377
AutoZone Inc 5.1% 7/15/2029	10,000	10,058
AutoZone Inc 5.4% 7/15/2034	10,000	9,942
Home Depot Inc/The 2.7% 4/15/2030	146,000	131,454
Home Depot Inc/The 2.8% 9/14/2027	84,000	80,486
Home Depot Inc/The 2.95% 6/15/2029	686,000	636,169
Home Depot Inc/The 3.125% 12/15/2049	20,000	13,389
Home Depot Inc/The 3.35% 4/15/2050	100,000	69,715
Home Depot Inc/The 3.5% 9/15/2056	50,000	34,661
Home Depot Inc/The 3.9% 6/15/2047	29,000	22,687
Home Depot Inc/The 4.25% 4/1/2046	104,000	86,509
Home Depot Inc/The 4.5% 12/6/2048	90,000	76,878
Home Depot Inc/The 4.95% 6/25/2034	200,000	197,298
Home Depot Inc/The 5.3% 6/25/2054	250,000	239,484
Home Depot Inc/The 5.875% 12/16/2036	110,000	115,671
Lowe's Cos Inc 3.5% 4/1/2051	300,000	204,588
Lowe's Cos Inc 3.65% 4/5/2029	80,000	76,180
Lowe's Cos Inc 4.05% 5/3/2047	53,000	41,151
Lowe's Cos Inc 5% 4/15/2033	470,000	462,710
Lowe's Cos Inc 5.75% 7/1/2053	30,000	29,373
Lowe's Cos Inc 5.85% 4/1/2063	110,000	107,605
O'Reilly Automotive Inc 3.6% 9/1/2027 (d)	260,000	252,288
TJX Cos Inc/The 3.875% 4/15/2030	687,000	654,272
		3,885,437
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.4% 3/27/2025	38,000	37,800
NIKE Inc 2.85% 3/27/2030	570,000	519,115
NIKE Inc 3.375% 3/27/2050	40,000	28,170
Tapestry Inc 5.1% 3/11/2030	50,000	49,449
Tapestry Inc 5.5% 3/11/2035 (d)	50,000	48,633
		683,167
TOTAL CONSUMER DISCRETIONARY		14,727,695

Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The 1.45% 6/1/2027	30,000	28,008
Coca-Cola Co/The 1.65% 6/1/2030	30,000	25,584
Coca-Cola Co/The 2.5% 6/1/2040	30,000	21,009
Coca-Cola Co/The 2.6% 6/1/2050	30,000	18,081
Coca-Cola Co/The 2.75% 6/1/2060	30,000	17,488
Coca-Cola Co/The 2.875% 5/5/2041	150,000	108,980
Coca-Cola Co/The 3.45% 3/25/2030	186,000	175,472
Coca-Cola Co/The 4.2% 3/25/2050	150,000	123,921
Coca-Cola Co/The 5% 5/13/2034	50,000	50,012
Coca-Cola Co/The 5.2% 1/14/2055	120,000	113,946
Constellation Brands Inc 3.6% 2/15/2028	63,000	60,524
Constellation Brands Inc 3.75% 5/1/2050	90,000	65,934
Constellation Brands Inc 5.25% 11/15/2048	50,000	45,602
Keurig Dr Pepper Inc 2.55% 9/15/2026	50,000	48,310
Keurig Dr Pepper Inc 3.8% 5/1/2050	190,000	139,779
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,867
Molson Coors Beverage Co 4.2% 7/15/2046	92,000	73,440
PepsiCo Inc 1.4% 2/25/2031	440,000	359,243
PepsiCo Inc 1.625% 5/1/2030	267,000	227,825
PepsiCo Inc 2.75% 10/21/2051	90,000	56,122
PepsiCo Inc 4% 3/5/2042	190,000	158,546
PepsiCo Inc 4% 5/2/2047	116,000	92,870
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034	50,000	48,415
		2,076,978
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp 1.375% 6/20/2027	395,000	367,190
Dollar General Corp 3.5% 4/3/2030	40,000	36,706
Dollar General Corp 5% 11/1/2032	110,000	105,491
Dollar General Corp 5.45% 7/5/2033 (d)	40,000	39,279
Dollar Tree Inc 4% 5/15/2025	248,000	247,077
Kroger Co/The 1.7% 1/15/2031	400,000	329,544
Kroger Co/The 2.65% 10/15/2026	230,000	221,744
Kroger Co/The 3.7% 8/1/2027	100,000	97,632
Kroger Co/The 5.4% 1/15/2049	28,000	26,287
Kroger Co/The 5.5% 9/15/2054	80,000	75,350
Kroger Co/The 5.65% 9/15/2064	90,000	84,462
Sysco Corp 3.3% 2/15/2050	50,000	33,628
Sysco Corp 4.45% 3/15/2048	52,000	42,454
Sysco Corp 6.6% 4/1/2050	220,000	241,153
Target Corp 2.25% 4/15/2025	508,000	504,235
Target Corp 2.65% 9/15/2030	77,000	68,635
Target Corp 2.95% 1/15/2052	100,000	63,735
Target Corp 3.9% 11/15/2047	40,000	31,108
Target Corp 4% 7/1/2042	15,000	12,540
Walmart Inc 1.8% 9/22/2031	80,000	66,775
Walmart Inc 3.05% 7/8/2026	10,000	9,801
Walmart Inc 3.625% 12/15/2047	20,000	15,312
Walmart Inc 3.7% 6/26/2028	170,000	166,102
Walmart Inc 3.9% 4/15/2028 (d)	250,000	245,446
Walmart Inc 3.95% 6/28/2038	150,000	134,414
Walmart Inc 4.05% 6/29/2048	80,000	65,714
Walmart Inc 4.1% 4/15/2033 (d)	350,000	333,479
Walmart Inc 4.5% 4/15/2053	70,000	60,906
		3,726,199
Food Products - 0.3%
Archer-Daniels-Midland Co 2.5% 8/11/2026 (d)	450,000	434,977
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	95,122
Bunge Ltd Fin Corp 4.2% 9/17/2029	60,000	58,234
Bunge Ltd Fin Corp 4.65% 9/17/2034 (d)	60,000	56,638
Conagra Brands Inc 4.85% 11/1/2028	190,000	189,013
Conagra Brands Inc 5.3% 11/1/2038	13,000	12,214
Conagra Brands Inc 5.4% 11/1/2048	60,000	54,426
General Mills Inc 2.875% 4/15/2030	40,000	35,977
General Mills Inc 3% 2/1/2051	80,000	50,617
General Mills Inc 4.2% 4/17/2028	89,000	87,148
General Mills Inc 4.875% 1/30/2030	150,000	148,990
JM Smucker Co 6.2% 11/15/2033 (d)	270,000	284,692
Kellanova 3.25% 4/1/2026	200,000	196,714
Kellanova 4.5% 4/1/2046	32,000	26,945
Kraft Heinz Foods Co 3.75% 4/1/2030	220,000	207,966
Kraft Heinz Foods Co 4.375% 6/1/2046	140,000	113,351
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	89,457
Kraft Heinz Foods Co 5% 7/15/2035	150,000	145,233
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	97,179
Mondelez International Inc 4.125% 5/7/2028	270,000	264,508
Pilgrim's Pride Corp 3.5% 3/1/2032	100,000	86,231
The Campbell's Company 4.15% 3/15/2028	80,000	78,068
The Campbell's Company 4.8% 3/15/2048	60,000	51,704
Tyson Foods Inc 4% 3/1/2026	170,000	168,678
Tyson Foods Inc 4.875% 8/15/2034	70,000	66,713
Tyson Foods Inc 5.1% 9/28/2048	50,000	44,368
		3,145,163
Household Products - 0.1%
Church & Dwight Co Inc 5% 6/15/2052	40,000	36,173
Colgate-Palmolive Co 3.1% 8/15/2027 (d)	430,000	416,036
Kimberly-Clark Corp 1.05% 9/15/2027	110,000	100,502
Kimberly-Clark Corp 3.05% 8/15/2025	490,000	485,090
Kimberly-Clark Corp 3.1% 3/26/2030	22,000	20,337
Kimberly-Clark Corp 6.625% 8/1/2037	40,000	45,208
Procter & Gamble Co/The 3% 3/25/2030	105,000	96,802
Procter & Gamble Co/The 3.55% 3/25/2040	160,000	132,515
		1,332,663
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031 (d)	200,000	166,301
Estee Lauder Cos Inc/The 4.375% 6/15/2045	70,000	57,248
Kenvue Inc 4.9% 3/22/2033	65,000	63,934
Kenvue Inc 5.05% 3/22/2028	65,000	65,750
Kenvue Inc 5.05% 3/22/2053	65,000	60,243
Kenvue Inc 5.2% 3/22/2063	20,000	18,474
		431,950
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	110,000	106,229
Altria Group Inc 3.4% 5/6/2030	300,000	275,232
Altria Group Inc 3.7% 2/4/2051	110,000	74,785
Altria Group Inc 3.875% 9/16/2046	38,000	27,542
Altria Group Inc 4.45% 5/6/2050	80,000	62,041
Altria Group Inc 4.8% 2/14/2029	120,000	118,569
Altria Group Inc 5.8% 2/14/2039	100,000	98,792
Altria Group Inc 5.95% 2/14/2049	30,000	29,352
Altria Group Inc 6.2% 11/1/2028	70,000	72,754
Philip Morris International Inc 3.125% 3/2/2028	54,000	51,372
Philip Morris International Inc 4.375% 11/15/2041	265,000	225,264
Philip Morris International Inc 4.625% 11/1/2029	30,000	29,590
Philip Morris International Inc 4.875% 2/15/2028	30,000	30,072
Philip Morris International Inc 4.9% 11/1/2034	30,000	28,828
Philip Morris International Inc 5.125% 2/15/2030	190,000	191,003
Philip Morris International Inc 5.375% 2/15/2033	100,000	100,194
Philip Morris International Inc 6.375% 5/16/2038	100,000	107,384
		1,629,003
TOTAL CONSUMER STAPLES		12,341,956

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	172,000	135,330
Halliburton Co 4.5% 11/15/2041	200,000	171,944
NOV Inc 3.6% 12/1/2029	110,000	102,636
		409,910
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp 5.25% 2/1/2042	100,000	86,703
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	70,000	65,718
Cheniere Energy Partners LP 4.5% 10/1/2029	150,000	145,227
Chevron Corp 1.554% 5/11/2025	80,000	79,130
Chevron Corp 1.995% 5/11/2027	80,000	75,630
Chevron Corp 2.236% 5/11/2030	80,000	70,460
Chevron Corp 2.978% 5/11/2040	80,000	59,285
Chevron Corp 3.078% 5/11/2050	80,000	52,909
Chevron USA Inc 3.85% 1/15/2028	55,000	54,252
Chevron USA Inc 4.95% 8/15/2047	30,000	27,231
Columbia Pipeline Group Inc 5.8% 6/1/2045	20,000	19,271
ConocoPhillips 6.5% 2/1/2039	260,000	284,194
ConocoPhillips Co 4.7% 1/15/2030	90,000	89,008
ConocoPhillips Co 5% 1/15/2035	110,000	106,852
ConocoPhillips Co 5.5% 1/15/2055	60,000	57,054
ConocoPhillips Co 5.7% 9/15/2063	50,000	47,931
ConocoPhillips Co 5.95% 3/15/2046 (d)	86,000	87,959
Continental Resources Inc/OK 4.9% 6/1/2044	30,000	24,266
Devon Energy Corp 5% 6/15/2045	100,000	83,521
Devon Energy Corp 5.75% 9/15/2054	90,000	81,648
Diamondback Energy Inc 4.25% 3/15/2052	120,000	90,493
Diamondback Energy Inc 6.25% 3/15/2053	120,000	119,709
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	60,000	43,724
Enbridge Energy Partners LP 5.875% 10/15/2025	76,000	76,395
Energy Transfer LP 5% 5/15/2050	160,000	135,737
Energy Transfer LP 5.75% 2/15/2033	490,000	496,717
Energy Transfer LP 5.8% 6/15/2038	70,000	68,801
Energy Transfer LP 6% 6/15/2048	356,000	343,864
Energy Transfer LP 6.25% 4/15/2049	50,000	50,042
Energy Transfer LP 6.55% 12/1/2033	170,000	180,969
Enterprise Products Operating LLC 3.125% 7/31/2029	70,000	65,136
Enterprise Products Operating LLC 3.95% 2/15/2027	85,000	83,812
Enterprise Products Operating LLC 4.2% 1/31/2050	418,000	328,788
Enterprise Products Operating LLC 4.25% 2/15/2048	105,000	84,238
Enterprise Products Operating LLC 4.95% 2/15/2035	50,000	48,391
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	290,000	283,364
Enterprise Products Operating LLC 5.35% 1/31/2033	100,000	100,793
Enterprise Products Operating LLC 5.55% 2/16/2055	50,000	48,098
Enterprise Products Operating LLC 7.55% 4/15/2038	20,000	23,416
EOG Resources Inc 4.375% 4/15/2030	510,000	495,655
Eqt Corp 7% 2/1/2030 (f)	90,000	95,588
Exxon Mobil Corp 3.452% 4/15/2051	330,000	231,325
Exxon Mobil Corp 4.227% 3/19/2040	421,000	369,136
Hess Corp 4.3% 4/1/2027	150,000	148,469
Hess Corp 7.125% 3/15/2033	130,000	144,076
Kinder Morgan Energy Partners LP 5% 3/1/2043	215,000	187,234
Kinder Morgan Energy Partners LP 5% 8/15/2042	100,000	87,086
Kinder Morgan Inc 4.3% 3/1/2028	112,000	109,913
Kinder Morgan Inc 5.2% 3/1/2048	30,000	26,459
Kinder Morgan Inc 5.2% 6/1/2033	250,000	244,226
Kinder Morgan Inc 5.55% 6/1/2045	220,000	205,611
Kinder Morgan Inc 7.75% 1/15/2032	110,000	124,969
Marathon Petroleum Corp 4.75% 9/15/2044	21,000	17,428
Marathon Petroleum Corp 5.125% 12/15/2026	410,000	412,229
MPLX LP 4.7% 4/15/2048	28,000	22,943
MPLX LP 4.8% 2/15/2029	30,000	29,738
MPLX LP 5.5% 2/15/2049	310,000	284,629
Occidental Petroleum Corp 5.2% 8/1/2029	70,000	69,451
Occidental Petroleum Corp 5.55% 10/1/2034 (d)	80,000	77,814
Occidental Petroleum Corp 6.125% 1/1/2031	200,000	204,644
Occidental Petroleum Corp 6.6% 3/15/2046	220,000	222,104
ONEOK Inc 3.95% 3/1/2050	75,000	54,082
ONEOK Inc 4.25% 9/24/2027	30,000	29,564
ONEOK Inc 4.4% 10/15/2029	20,000	19,389
ONEOK Inc 4.45% 9/1/2049	40,000	31,198
ONEOK Inc 4.55% 7/15/2028	59,000	58,142
ONEOK Inc 4.75% 10/15/2031	90,000	87,058
ONEOK Inc 5% 3/1/2026	72,000	72,111
ONEOK Inc 5.05% 11/1/2034	70,000	66,945
ONEOK Inc 5.65% 11/1/2028	50,000	51,020
ONEOK Inc 5.7% 11/1/2054	70,000	65,821
ONEOK Inc 6.05% 9/1/2033	130,000	133,774
ONEOK Inc 6.1% 11/15/2032	220,000	227,663
ONEOK Inc 6.625% 9/1/2053	100,000	105,142
Ovintiv Inc 6.5% 2/1/2038	50,000	50,908
Ovintiv Inc 6.625% 8/15/2037	50,000	51,465
Phillips 66 2.15% 12/15/2030	70,000	59,378
Phillips 66 3.3% 3/15/2052	140,000	90,046
Phillips 66 3.9% 3/15/2028	94,000	91,141
Phillips 66 Co 3.15% 12/15/2029	170,000	155,987
Phillips 66 Co 4.95% 3/15/2035	120,000	113,376
Phillips 66 Co 5.65% 6/15/2054	30,000	28,311
Pioneer Natural Resources Co 1.125% 1/15/2026 (d)	230,000	222,013
Pioneer Natural Resources Co 1.9% 8/15/2030	19,000	16,189
Plains All American Pipeline LP / PAA Finance Corp 5.15% 6/1/2042	100,000	88,749
Sabine Pass Liquefaction LLC 4.5% 5/15/2030 (d)	850,000	823,373
Schlumberger Investment SA 4.85% 5/15/2033	60,000	58,714
Shell Finance US Inc 3.25% 4/6/2050	100,000	67,376
Shell Finance US Inc 3.75% 9/12/2046	70,000	52,620
Shell Finance US Inc 4.375% 5/11/2045	293,000	244,979
Shell International Finance BV 3.125% 11/7/2049	100,000	65,865
Spectra Energy Partners LP 3.375% 10/15/2026	158,000	154,264
Targa Resources Corp 6.125% 3/15/2033	250,000	257,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	230,000	230,723
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	66,000	60,126
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	180,000	133,045
Valero Energy Corp 2.85% 4/15/2025	190,000	188,718
Valero Energy Corp 3.65% 12/1/2051	100,000	67,414
Valero Energy Corp 4.35% 6/1/2028	20,000	19,602
Valero Energy Corp 6.625% 6/15/2037	30,000	31,468
Western Gas Partners LP 5.25% 2/1/2050 (f)	20,000	17,035
Western Gas Partners LP 5.3% 3/1/2048	100,000	84,928
Williams Cos Inc/The 2.6% 3/15/2031 (d)	160,000	137,780
Williams Cos Inc/The 3.75% 6/15/2027	35,000	34,115
Williams Cos Inc/The 4.85% 3/1/2048	83,000	70,691
Williams Cos Inc/The 5.4% 3/2/2026	120,000	120,809
Williams Cos Inc/The 5.65% 3/15/2033	60,000	60,533
		13,032,863
TOTAL ENERGY		13,442,773

Financials - 6.1%
Banks - 2.7%
Bank of America Corp 1.197% 10/24/2026 (b)(d)	924,000	897,664
Bank of America Corp 2.482% 9/21/2036 (b)	280,000	228,127
Bank of America Corp 2.651% 3/11/2032 (b)	180,000	155,169
Bank of America Corp 2.676% 6/19/2041 (b)	200,000	138,846
Bank of America Corp 2.687% 4/22/2032 (b)	356,000	306,014
Bank of America Corp 2.972% 2/4/2033 (b)	90,000	77,358
Bank of America Corp 2.972% 7/21/2052 (b)	370,000	235,201
Bank of America Corp 3.419% 12/20/2028 (b)	220,000	210,929
Bank of America Corp 3.946% 1/23/2049 (b)	23,000	17,729
Bank of America Corp 3.97% 3/5/2029 (b)	125,000	121,228
Bank of America Corp 3.974% 2/7/2030 (b)	60,000	57,500
Bank of America Corp 4% 1/22/2025	370,000	369,815
Bank of America Corp 4.083% 3/20/2051 (b)	320,000	250,504
Bank of America Corp 4.271% 7/23/2029 (b)	80,000	77,942
Bank of America Corp 4.33% 3/15/2050 (b)	60,000	49,117
Bank of America Corp 5% 1/21/2044	400,000	373,511
Bank of America Corp 5.08% 1/20/2027 (b)	800,000	802,317
Bank of America Corp 5.288% 4/25/2034 (b)	500,000	495,799
Bank of America Corp 5.425% 8/15/2035 (b)	130,000	126,531
Bank of America Corp 5.518% 10/25/2035 (b)	80,000	78,218
Bank of America Corp 5.872% 9/15/2034 (b)	260,000	267,031
Bank of America Corp 6.204% 11/10/2028 (b)	500,000	517,656
Citigroup Inc 2.976% 11/5/2030 (b)	270,000	243,511
Citigroup Inc 3.106% 4/8/2026 (b)	500,000	497,590
Citigroup Inc 3.29% 3/17/2026 (b)	170,000	169,372
Citigroup Inc 3.52% 10/27/2028 (b)	205,000	197,298
Citigroup Inc 3.98% 3/20/2030 (b)	160,000	152,758
Citigroup Inc 4.412% 3/31/2031 (b)	370,000	355,631
Citigroup Inc 4.6% 3/9/2026	550,000	548,504
Citigroup Inc 4.65% 7/23/2048	78,000	66,742
Citigroup Inc 5.3% 5/6/2044	80,000	75,300
Citigroup Inc 5.316% 3/26/2041 (b)	617,000	593,905
Citigroup Inc 5.411% 9/19/2039 (b)	180,000	171,418
Citigroup Inc 5.875% 2/22/2033	410,000	418,234
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	104,860
Citigroup Inc 8.125% 7/15/2039	220,000	271,514
Citizens Financial Group Inc 2.5% 2/6/2030	30,000	26,245
Citizens Financial Group Inc 2.638% 9/30/2032	78,000	62,683
Citizens Financial Group Inc 2.85% 7/27/2026	100,000	96,671
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	90,000	90,313
Comerica Inc 5.982% 1/30/2030 (b)	50,000	50,560
Fifth Third Bancorp 2.55% 5/5/2027	200,000	189,912
Fifth Third Bancorp 5.631% 1/29/2032 (b)	40,000	40,445
Fifth Third Bancorp 6.361% 10/27/2028 (b)	120,000	124,075
Fifth Third Bancorp 8.25% 3/1/2038	40,000	47,958
Huntington Bancshares Inc/OH 2.55% 2/4/2030	90,000	79,170
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	70,000	69,283
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	130,000	130,103
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	130,000	134,211
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	390,000	368,924
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	188,000	180,523
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	250,000	207,218
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	200,000	198,282
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	150,000	132,145
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	40,000	33,741
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	239,000	205,018
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	720,000	648,587
JPMorgan Chase & Co 2.95% 10/1/2026	224,000	218,243
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	44,725
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	100,000	66,187
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	660,000	641,300
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	734,000	626,242
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	43,000	41,690
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	29,192
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	200,000	195,999
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	470,000	460,677
JPMorgan Chase & Co 4.95% 6/1/2045	135,000	122,574
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	200,000	199,135
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	150,000	148,390
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	880,000	879,387
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	120,000	122,567
KeyCorp 2.25% 4/6/2027 (d)	350,000	330,228
KeyCorp 6.401% 3/6/2035 (b)	50,000	52,041
M&T Bank Corp 4.553% 8/16/2028 (b)	170,000	168,193
M&T Bank Corp 5.053% 1/27/2034 (b)	40,000	38,306
PNC Financial Services Group Inc/The 1.15% 8/13/2026 (d)	514,000	485,676
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	90,000	91,277
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (b)	90,000	89,300
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	101,745
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	230,000	232,656
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	100,000	102,996
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	30,000	31,047
Santander Holdings USA Inc 4.5% 7/17/2025	82,000	81,751
Santander Holdings USA Inc 6.124% 5/31/2027 (b)	350,000	355,116
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	103,257
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	40,000	43,741
Truist Financial Corp 1.2% 8/5/2025	700,000	685,904
Truist Financial Corp 1.267% 3/2/2027 (b)	29,000	27,812
Truist Financial Corp 4.916% 7/28/2033 (b)	50,000	47,240
Truist Financial Corp 5.153% 8/5/2032 (b)	10,000	9,883
Truist Financial Corp 5.711% 1/24/2035 (b)	230,000	231,760
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	101,810
Truist Financial Corp 6.123% 10/28/2033 (b)	30,000	31,237
US Bancorp 1.375% 7/22/2030 (d)	210,000	173,331
US Bancorp 2.491% 11/3/2036 (b)	50,000	40,498
US Bancorp 3.1% 4/27/2026	240,000	234,854
US Bancorp 4.839% 2/1/2034 (b)	150,000	143,585
US Bancorp 5.775% 6/12/2029 (b)	270,000	276,098
US Bancorp 5.836% 6/12/2034 (b)	60,000	61,164
US Bancorp 5.85% 10/21/2033 (b)	70,000	71,541
Wachovia Corp 5.5% 8/1/2035	140,000	139,858
Wells Fargo & Co 2.164% 2/11/2026 (b)	310,000	309,055
Wells Fargo & Co 2.188% 4/30/2026 (b)	340,000	336,922
Wells Fargo & Co 2.572% 2/11/2031 (b)	690,000	608,499
Wells Fargo & Co 3.068% 4/30/2041 (b)	100,000	72,755
Wells Fargo & Co 3.584% 5/22/2028 (b)	82,000	79,462
Wells Fargo & Co 4.1% 6/3/2026	1,194,000	1,181,064
Wells Fargo & Co 4.75% 12/7/2046	257,000	216,649
Wells Fargo & Co 4.897% 7/25/2033 (b)	130,000	125,549
Wells Fargo & Co 5.013% 4/4/2051 (b)	130,000	115,394
Wells Fargo & Co 5.375% 2/7/2035	100,000	99,236
Wells Fargo & Co 5.389% 4/24/2034 (b)	280,000	276,885
Wells Fargo & Co 5.557% 7/25/2034 (b)	200,000	199,733
Wells Fargo & Co 5.574% 7/25/2029 (b)	200,000	203,059
Wells Fargo & Co 5.606% 1/15/2044	80,000	76,548
Wells Fargo & Co 6.491% 10/23/2034 (b)	430,000	457,080
		25,575,013
Capital Markets - 1.4%
Ameriprise Financial Inc 2.875% 9/15/2026	100,000	97,282
Ameriprise Financial Inc 5.15% 5/15/2033	40,000	39,930
Ares Capital Corp 2.15% 7/15/2026	234,000	223,733
Ares Capital Corp 3.2% 11/15/2031	50,000	42,979
Ares Capital Corp 5.95% 7/15/2029	70,000	70,779
Ares Strategic Income Fund 5.6% 2/15/2030 (c)	90,000	88,946
Bank of New York Mellon Corp/The 1.8% 7/28/2031	80,000	66,285
Bank of New York Mellon Corp/The 3.85% 4/28/2028	27,000	26,338
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)(d)	240,000	238,183
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	120,000	117,603
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	150,206
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (b)	110,000	112,923
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (b)	140,000	151,170
BlackRock Funding Inc 4.6% 7/26/2027	30,000	30,068
BlackRock Funding Inc 5.25% 3/14/2054	100,000	94,467
BlackRock Funding Inc 5.35% 1/8/2055	30,000	28,638
Blackrock Inc 2.1% 2/25/2032	50,000	41,175
Blackrock Inc 4.75% 5/25/2033	160,000	156,672
Blackstone Private Credit Fund 2.7% 1/15/2025	160,000	159,834
Blackstone Private Credit Fund 4.7% 3/24/2025	180,000	179,729
Blackstone Private Credit Fund 5.25% 4/1/2030 (c)	70,000	68,047
Blackstone Private Credit Fund 5.95% 7/16/2029	50,000	50,329
Blackstone Private Credit Fund 6% 11/22/2034 (c)	30,000	29,271
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	52,586
Blackstone Secured Lending Fund 5.35% 4/13/2028	100,000	99,736
Blue Owl Capital Corp 5.95% 3/15/2029	150,000	150,596
Charles Schwab Corp/The 1.65% 3/11/2031	70,000	57,312
Charles Schwab Corp/The 2% 3/20/2028	215,000	196,935
Charles Schwab Corp/The 3.2% 3/2/2027	350,000	338,958
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	140,000	146,989
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	60,000	62,543
CME Group Inc 3.75% 6/15/2028	110,000	107,071
CME Group Inc 5.3% 9/15/2043	40,000	40,000
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	255,000	217,292
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)(d)	440,000	427,355
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	887,000	751,121
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	60,000	58,381
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	230,000	202,701
Goldman Sachs Group Inc/The 4.75% 10/21/2045	28,000	24,777
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	230,000	222,124
Goldman Sachs Group Inc/The 6.75% 10/1/2037	350,000	374,696
Golub Capital BDC Inc 6% 7/15/2029	50,000	49,959
HPS Corporate Lending Fund 6.25% 9/30/2029 (c)	40,000	40,685
HPS Corporate Lending Fund 6.75% 1/30/2029 (c)	20,000	20,538
Intercontinental Exchange Inc 1.85% 9/15/2032 (d)	180,000	142,428
Intercontinental Exchange Inc 2.65% 9/15/2040	80,000	55,637
Intercontinental Exchange Inc 3% 6/15/2050	138,000	87,980
Intercontinental Exchange Inc 3% 9/15/2060	40,000	23,196
Intercontinental Exchange Inc 3.75% 9/21/2028	50,000	48,011
Intercontinental Exchange Inc 4.6% 3/15/2033	240,000	229,709
Invesco Finance PLC 3.75% 1/15/2026	110,000	108,849
Jefferies Financial Group Inc 2.75% 10/15/2032	100,000	81,989
Jefferies Financial Group Inc 4.15% 1/23/2030	40,000	38,130
Jefferies Financial Group Inc 4.85% 1/15/2027	100,000	100,175
Jefferies Financial Group Inc 5.875% 7/21/2028	140,000	143,160
Lazard Group LLC 4.5% 9/19/2028	100,000	97,872
Legg Mason Inc 5.625% 1/15/2044	20,000	19,567
LPL Holdings Inc 6.75% 11/17/2028 (d)	30,000	31,508
Moody's Corp 4.875% 12/17/2048	123,000	109,403
Moody's Corp 5% 8/5/2034	50,000	48,907
Morgan Stanley 2.188% 4/28/2026 (b)(d)	940,000	931,616
Morgan Stanley 2.699% 1/22/2031 (b)	1,340,000	1,190,603
Morgan Stanley 3.591% 7/22/2028 (b)	210,000	202,504
Morgan Stanley 3.625% 1/20/2027	96,000	94,250
Morgan Stanley 3.772% 1/24/2029 (b)	300,000	289,309
Morgan Stanley 3.95% 4/23/2027	200,000	196,002
Morgan Stanley 3.971% 7/22/2038 (b)	120,000	102,063
Morgan Stanley 4.375% 1/22/2047	148,000	123,593
Morgan Stanley 4.457% 4/22/2039 (b)	295,000	264,070
Morgan Stanley 5.042% 7/19/2030 (b)	40,000	39,862
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	200,563
Morgan Stanley 5.25% 4/21/2034 (b)	420,000	413,572
Morgan Stanley 5.297% 4/20/2037 (b)	140,000	136,020
Morgan Stanley 5.32% 7/19/2035 (b)	40,000	39,344
Morgan Stanley 5.597% 3/24/2051 (b)	90,000	89,010
Morgan Stanley 5.948% 1/19/2038 (b)	190,000	190,196
Morgan Stanley 6.342% 10/18/2033 (b)	320,000	338,498
Morgan Stanley 6.375% 7/24/2042	190,000	205,272
Nasdaq Inc 2.5% 12/21/2040	100,000	67,142
Nasdaq Inc 5.35% 6/28/2028	90,000	91,263
Nasdaq Inc 5.55% 2/15/2034	40,000	40,351
Nasdaq Inc 5.95% 8/15/2053 (d)	8,000	8,069
Nasdaq Inc 6.1% 6/28/2063	40,000	40,696
Northern Trust Corp 1.95% 5/1/2030	220,000	189,960
Raymond James Financial Inc 4.95% 7/15/2046	70,000	62,830
S&P Global Inc 2.3% 8/15/2060	100,000	50,081
S&P Global Inc 2.45% 3/1/2027	590,000	564,100
S&P Global Inc 4.75% 8/1/2028	140,000	140,202
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	30,000	30,367
State Street Corp 1.684% 11/18/2027 (b)(d)	204,000	193,173
State Street Corp 4.821% 1/26/2034 (b)	100,000	96,969
State Street Corp 5.684% 11/21/2029 (b)	110,000	113,063
State Street Corp 6.123% 11/21/2034 (b)	30,000	31,219
		14,039,295
Consumer Finance - 0.7%
Ally Financial Inc 5.8% 5/1/2025	250,000	250,286
Ally Financial Inc 6.184% 7/26/2035 (b)	50,000	49,424
Ally Financial Inc 6.848% 1/3/2030 (b)	120,000	124,400
Ally Financial Inc 6.992% 6/13/2029 (b)	120,000	125,014
American Express Co 2.55% 3/4/2027	100,000	95,737
American Express Co 3.3% 5/3/2027	30,000	29,112
American Express Co 4.05% 12/3/2042	160,000	133,957
American Express Co 4.989% 5/26/2033 (b)	30,000	29,252
American Express Co 5.043% 5/1/2034 (b)	90,000	88,431
American Express Co 5.532% 4/25/2030 (b)	270,000	274,916
Capital One Financial Corp 3.75% 7/28/2026	70,000	68,699
Capital One Financial Corp 3.8% 1/31/2028	251,000	242,272
Capital One Financial Corp 5.817% 2/1/2034 (b)	250,000	251,081
Capital One Financial Corp 6.377% 6/8/2034 (b)	100,000	103,828
Capital One Financial Corp 7.624% 10/30/2031 (b)	120,000	132,493
Ford Motor Credit Co LLC 2.9% 2/16/2028 (d)	330,000	304,537
Ford Motor Credit Co LLC 6.798% 11/7/2028	280,000	290,129
Ford Motor Credit Co LLC 6.8% 5/12/2028	310,000	320,340
Ford Motor Credit Co LLC 7.2% 6/10/2030	200,000	210,552
John Deere Capital Corp 2.8% 7/18/2029 (d)	220,000	202,735
John Deere Capital Corp 4.75% 6/8/2026	740,000	743,108
John Deere Capital Corp 4.85% 10/11/2029 (d)	400,000	402,912
John Deere Capital Corp 5.05% 6/12/2034	50,000	49,781
PACCAR Financial Corp 4% 9/26/2029	160,000	154,752
Synchrony Financial 3.95% 12/1/2027	150,000	145,031
Synchrony Financial 5.15% 3/19/2029	159,000	156,613
Toyota Motor Credit Corp 2.15% 2/13/2030	100,000	87,628
Toyota Motor Credit Corp 3% 4/1/2025	580,000	577,761
Toyota Motor Credit Corp 4.55% 8/9/2029	80,000	79,021
Toyota Motor Credit Corp 4.6% 10/10/2031	50,000	48,674
Toyota Motor Credit Corp 4.7% 1/12/2033	70,000	68,085
Toyota Motor Credit Corp 4.8% 1/5/2034	120,000	116,585
Toyota Motor Credit Corp 5.45% 11/10/2027	380,000	388,912
		6,346,058
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033	200,000	199,113
Berkshire Hathaway Inc 4.5% 2/11/2043	33,000	30,489
Blue Owl Credit Income Corp 5.8% 3/15/2030 (c)	50,000	49,245
Blue Owl Credit Income Corp 6.6% 9/15/2029 (c)	30,000	30,599
Blue Owl Credit Income Corp 6.65% 3/15/2031	70,000	71,247
BP Capital Markets America Inc 3% 2/24/2050	240,000	152,580
BP Capital Markets America Inc 3.001% 3/17/2052	100,000	62,397
BP Capital Markets America Inc 4.812% 2/13/2033	300,000	290,004
BP Capital Markets America Inc 5.017% 11/17/2027	60,000	60,658
BP Capital Markets America Inc 5.227% 11/17/2034	180,000	177,279
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	121,694
Corebridge Financial Inc 3.5% 4/4/2025	130,000	129,536
Corebridge Financial Inc 3.85% 4/5/2029	80,000	76,393
Corebridge Financial Inc 3.9% 4/5/2032	80,000	72,812
Corebridge Financial Inc 4.35% 4/5/2042	20,000	16,649
Corebridge Financial Inc 5.75% 1/15/2034	40,000	40,745
Corebridge Financial Inc 6.875% 12/15/2052 (b)	100,000	102,622
DH Europe Finance II Sarl 2.6% 11/15/2029	80,000	72,354
DH Europe Finance II Sarl 3.4% 11/15/2049	50,000	35,374
Equitable Holdings Inc 4.35% 4/20/2028	360,000	352,714
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	30,658	25,477
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	235,975
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	169,489
Fiserv Inc 3.5% 7/1/2029	80,000	75,061
Fiserv Inc 4.4% 7/1/2049	240,000	195,942
Global Payments Inc 1.2% 3/1/2026	346,000	331,682
Global Payments Inc 4.15% 8/15/2049	20,000	14,902
Global Payments Inc 5.4% 8/15/2032 (d)	140,000	139,905
Jackson Financial Inc 4% 11/23/2051	40,000	27,579
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	83,246
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	330,000	328,488
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	60,000	66,109
Mastercard Inc 2% 11/18/2031	240,000	199,379
Mastercard Inc 2.95% 6/1/2029	50,000	46,653
Mastercard Inc 3.3% 3/26/2027	38,000	37,059
Mastercard Inc 3.35% 3/26/2030	53,000	49,527
Mastercard Inc 3.85% 3/26/2050	115,000	88,985
Mastercard Inc 4.55% 1/15/2035	140,000	134,156
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	170,000	158,615
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	100,000	100,052
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	60,000	62,068
PayPal Holdings Inc 1.65% 6/1/2025	70,000	69,089
PayPal Holdings Inc 2.3% 6/1/2030	120,000	105,166
PayPal Holdings Inc 4.4% 6/1/2032	100,000	96,027
PayPal Holdings Inc 5.25% 6/1/2062	30,000	27,265
PayPal Holdings Inc 5.5% 6/1/2054	60,000	58,596
Sixth Street Lending Partners 6.5% 3/11/2029 (c)	50,000	50,667
Visa Inc 1.1% 2/15/2031	250,000	202,189
Visa Inc 2.05% 4/15/2030	350,000	306,071
Visa Inc 2.7% 4/15/2040	150,000	109,218
Visa Inc 4.15% 12/14/2035	38,000	35,107
Western Union Co/The 2.85% 1/10/2025	70,000	69,965
Western Union Co/The 6.2% 11/17/2036	20,000	20,251
		5,864,464
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	224,000	210,427
Allstate Corp/The 1.45% 12/15/2030	110,000	89,564
Allstate Corp/The 5.55% 5/9/2035	156,000	157,958
American International Group Inc 4.25% 3/15/2029	100,000	95,881
American International Group Inc 4.375% 6/30/2050	240,000	198,339
American International Group Inc 4.5% 7/16/2044	25,000	21,499
American International Group Inc 4.75% 4/1/2048	100,000	88,346
Aon Corp 3.75% 5/2/2029	120,000	113,942
Aon Global Ltd 4.75% 5/15/2045	50,000	43,071
Aon North America Inc 5.45% 3/1/2034	250,000	249,564
Arch Capital Group Ltd 7.35% 5/1/2034	20,000	22,604
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	45,800
Arthur J Gallagher & Co 3.5% 5/20/2051	50,000	34,395
Arthur J Gallagher & Co 4.85% 12/15/2029	60,000	59,725
Arthur J Gallagher & Co 5.15% 2/15/2035	60,000	58,497
Arthur J Gallagher & Co 5.55% 2/15/2055	43,000	41,286
Arthur J Gallagher & Co 5.75% 3/2/2053	45,000	44,156
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	33,215
Assurant Inc 4.9% 3/27/2028	60,000	59,837
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	70,000	72,641
Athene Holding Ltd 3.5% 1/15/2031	20,000	18,028
Athene Holding Ltd 4.125% 1/12/2028	84,000	81,953
Athene Holding Ltd 6.15% 4/3/2030	180,000	187,005
Athene Holding Ltd 6.625% 10/15/2054 (b)	40,000	39,776
Athene Holding Ltd 6.65% 2/1/2033	100,000	105,984
Baylor Scott & White Holdings 2.839% 11/15/2050	120,000	76,244
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	120,000	100,452
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	220,000	138,053
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	243,000	201,066
Brighthouse Financial Inc 3.85% 12/22/2051	30,000	19,504
Brighthouse Financial Inc 5.625% 5/15/2030	80,000	81,700
Brown & Brown Inc 4.2% 3/17/2032	110,000	101,385
Chubb INA Holdings LLC 1.375% 9/15/2030	350,000	290,700
Chubb INA Holdings LLC 4.35% 11/3/2045	128,000	109,038
CNA Financial Corp 3.9% 5/1/2029	160,000	153,172
First American Financial Corp 2.4% 8/15/2031	60,000	49,363
Globe Life Inc 2.15% 8/15/2030	50,000	42,330
Hartford Financial Services Group Inc/The 4.4% 3/15/2048	70,000	58,328
Hartford Financial Services Group Inc/The 6.1% 10/1/2041	30,000	30,633
Lincoln National Corp 4.35% 3/1/2048	160,000	124,192
Markel Group Inc 3.35% 9/17/2029	30,000	27,888
Markel Group Inc 3.5% 11/1/2027	100,000	96,526
Markel Group Inc 4.15% 9/17/2050	40,000	30,371
Markel Group Inc 5% 5/20/2049	50,000	43,496
Marsh & McLennan Cos Inc 4.2% 3/1/2048	110,000	89,110
Marsh & McLennan Cos Inc 4.65% 3/15/2030	70,000	69,135
Marsh & McLennan Cos Inc 4.85% 11/15/2031	70,000	69,125
Marsh & McLennan Cos Inc 4.9% 3/15/2049	70,000	62,675
Marsh & McLennan Cos Inc 5% 3/15/2035	70,000	68,326
Marsh & McLennan Cos Inc 5.35% 11/15/2044	40,000	38,808
Marsh & McLennan Cos Inc 5.4% 3/15/2055	50,000	47,879
Marsh & McLennan Cos Inc 5.45% 3/15/2053	40,000	38,621
Marsh & McLennan Cos Inc 5.7% 9/15/2053	40,000	40,089
Marsh & McLennan Cos Inc 5.75% 11/1/2032	100,000	103,395
MetLife Inc 4.05% 3/1/2045	18,000	14,408
MetLife Inc 4.55% 3/23/2030	600,000	591,539
MetLife Inc 4.875% 11/13/2043	100,000	90,791
MetLife Inc 5.25% 1/15/2054	40,000	37,438
MetLife Inc 6.4% 12/15/2066 (b)	70,000	71,352
Principal Financial Group Inc 5.375% 3/15/2033	120,000	120,135
Progressive Corp/The 2.5% 3/15/2027	100,000	95,741
Progressive Corp/The 3.2% 3/26/2030	100,000	92,345
Progressive Corp/The 4.2% 3/15/2048	135,000	110,202
Prudential Financial Inc 3.878% 3/27/2028	23,000	22,389
Prudential Financial Inc 3.935% 12/7/2049	38,000	28,645
Prudential Financial Inc 4.35% 2/25/2050	285,000	232,244
Prudential Financial Inc 5.125% 3/1/2052 (b)	50,000	47,581
Prudential Financial Inc 6% 9/1/2052 (b)	40,000	40,052
Prudential Financial Inc 6.5% 3/15/2054 (b)	60,000	61,708
Reinsurance Group of America Inc 3.95% 9/15/2026	50,000	49,301
Reinsurance Group of America Inc 6% 9/15/2033	30,000	30,833
The Travelers Companies, Inc. 2.55% 4/27/2050	200,000	117,875
The Travelers Companies, Inc. 4% 5/30/2047	32,000	25,296
The Travelers Companies, Inc. 4.1% 3/4/2049	50,000	39,880
Unum Group 4% 6/15/2029	100,000	95,763
Unum Group 4.125% 6/15/2051	20,000	14,743
Unum Group 6% 6/15/2054	30,000	29,648
Willis North America Inc 2.95% 9/15/2029	250,000	227,265
Willis North America Inc 5.35% 5/15/2033	20,000	19,859
		6,882,130
TOTAL FINANCIALS		58,706,960

Health Care - 2.7%
Biotechnology - 0.5%
AbbVie Inc 2.95% 11/21/2026	50,000	48,573
AbbVie Inc 3.2% 11/21/2029	80,000	74,252
AbbVie Inc 3.8% 3/15/2025	61,000	60,890
AbbVie Inc 4.05% 11/21/2039	50,000	42,715
AbbVie Inc 4.25% 11/21/2049	390,000	317,087
AbbVie Inc 4.3% 5/14/2036	140,000	127,840
AbbVie Inc 4.5% 5/14/2035	440,000	412,051
AbbVie Inc 4.55% 3/15/2035	80,000	75,218
AbbVie Inc 4.7% 5/14/2045	120,000	105,882
AbbVie Inc 4.8% 3/15/2029	150,000	149,887
AbbVie Inc 4.875% 11/14/2048	100,000	89,794
AbbVie Inc 5.05% 3/15/2034	220,000	217,356
AbbVie Inc 5.4% 3/15/2054	150,000	144,383
Amgen Inc 3% 1/15/2052	30,000	18,928
Amgen Inc 3.15% 2/21/2040	410,000	305,549
Amgen Inc 3.2% 11/2/2027	56,000	53,864
Amgen Inc 3.375% 2/21/2050	110,000	75,168
Amgen Inc 4.2% 3/1/2033	260,000	241,121
Amgen Inc 4.4% 5/1/2045	102,000	84,597
Amgen Inc 4.663% 6/15/2051	190,000	159,081
Amgen Inc 4.875% 3/1/2053	50,000	42,913
Amgen Inc 5.15% 3/2/2028	480,000	483,492
Amgen Inc 5.25% 3/2/2033	100,000	99,262
Amgen Inc 5.65% 3/2/2053	182,000	175,224
Amgen Inc 5.75% 3/2/2063	140,000	134,268
Biogen Inc 3.25% 2/15/2051	270,000	173,350
Gilead Sciences Inc 2.8% 10/1/2050	180,000	110,633
Gilead Sciences Inc 4% 9/1/2036	40,000	35,283
Gilead Sciences Inc 4.15% 3/1/2047	60,000	47,958
Gilead Sciences Inc 4.5% 2/1/2045	311,000	266,568
Gilead Sciences Inc 4.8% 11/15/2029	50,000	49,898
Gilead Sciences Inc 5.5% 11/15/2054	50,000	48,632
		4,471,717
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 3.875% 9/15/2025	240,000	238,932
Abbott Laboratories 4.9% 11/30/2046	150,000	140,014
Baxter International Inc 1.915% 2/1/2027	180,000	169,675
Baxter International Inc 2.539% 2/1/2032 (d)	180,000	150,143
Becton Dickinson & Co 2.823% 5/20/2030	150,000	134,364
Becton Dickinson & Co 3.7% 6/6/2027	52,000	50,770
Becton Dickinson & Co 4.669% 6/6/2047	130,000	111,267
Becton Dickinson & Co 5.081% 6/7/2029	100,000	100,643
Boston Scientific Corp 3.75% 3/1/2026	120,000	118,565
Boston Scientific Corp 4% 3/1/2029	100,000	96,491
Boston Scientific Corp 4.7% 3/1/2049	140,000	122,931
GE HealthCare Technologies Inc 5.857% 3/15/2030	100,000	103,579
GE HealthCare Technologies Inc 5.905% 11/22/2032	140,000	145,453
Medtronic Inc 4.625% 3/15/2045	168,000	149,132
Solventum Corp 6% 5/15/2064 (c)	90,000	87,766
Stryker Corp 2.9% 6/15/2050	100,000	64,681
Stryker Corp 3.5% 3/15/2026	240,000	236,794
Stryker Corp 4.625% 9/11/2034 (d)	100,000	95,406
		2,316,606
Health Care Providers & Services - 1.1%
Aetna Inc 4.75% 3/15/2044	60,000	49,654
Aetna Inc 6.625% 6/15/2036	60,000	63,190
AHS Hospital Corp 2.78% 7/1/2051	250,000	153,439
Allina Health System 3.887% 4/15/2049	20,000	15,275
Banner Health 2.913% 1/1/2051	100,000	63,499
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	100,000	70,442
Bon Secours Mercy Health Inc 2.095% 6/1/2031	71,000	59,111
Cardinal Health Inc 3.41% 6/15/2027	67,000	64,936
Cardinal Health Inc 5.45% 2/15/2034	110,000	109,584
Cencora Inc 4.85% 12/15/2029	30,000	29,805
Cencora Inc 5.125% 2/15/2034	110,000	107,969
Cencora Inc 5.15% 2/15/2035	30,000	29,246
Centene Corp 2.45% 7/15/2028	100,000	89,990
Centene Corp 2.625% 8/1/2031	130,000	107,052
Centene Corp 3.375% 2/15/2030	260,000	231,577
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	79,000	48,832
Cigna Group/The 4.125% 11/15/2025	25,000	24,873
Cigna Group/The 4.375% 10/15/2028	30,000	29,408
Cigna Group/The 4.5% 2/25/2026	74,000	73,802
Cigna Group/The 4.8% 7/15/2046	465,000	397,326
Cigna Group/The 4.8% 8/15/2038	200,000	181,310
Cigna Group/The 4.9% 12/15/2048	30,000	25,541
CommonSpirit Health 3.91% 10/1/2050	125,000	91,995
CommonSpirit Health 4.35% 11/1/2042	100,000	83,545
CommonSpirit Health 5.318% 12/1/2034	100,000	98,671
CVS Health Corp 3% 8/15/2026	20,000	19,373
CVS Health Corp 3.25% 8/15/2029	195,000	177,528
CVS Health Corp 3.625% 4/1/2027 (d)	170,000	164,945
CVS Health Corp 3.75% 4/1/2030	380,000	348,066
CVS Health Corp 4.3% 3/25/2028	264,000	255,791
CVS Health Corp 5% 1/30/2029	40,000	39,463
CVS Health Corp 5.05% 3/25/2048	131,000	108,016
CVS Health Corp 5.25% 2/21/2033	150,000	143,798
CVS Health Corp 5.3% 6/1/2033	70,000	67,105
CVS Health Corp 5.625% 2/21/2053	130,000	115,302
CVS Health Corp 6% 6/1/2063	90,000	82,084
CVS Health Corp 6.05% 6/1/2054	50,000	46,902
Elevance Health Inc 3.65% 12/1/2027	320,000	311,306
Elevance Health Inc 4.101% 3/1/2028	50,000	48,862
Elevance Health Inc 4.375% 12/1/2047	175,000	141,057
Elevance Health Inc 4.55% 3/1/2048 (d)	250,000	205,153
Elevance Health Inc 4.625% 5/15/2042	140,000	120,881
Elevance Health Inc 5.2% 2/15/2035	140,000	136,728
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	91,244
HCA Inc 4.5% 2/15/2027	1,013,000	1,003,472
HCA Inc 5.25% 6/15/2049	100,000	86,519
HCA Inc 5.6% 4/1/2034	200,000	197,018
HCA Inc 6% 4/1/2054	300,000	285,784
HCA Inc 6.1% 4/1/2064	70,000	66,785
Humana Inc 3.95% 3/15/2027	445,000	436,490
Humana Inc 4.625% 12/1/2042	80,000	65,762
Humana Inc 5.75% 12/1/2028	70,000	71,290
Humana Inc 5.75% 4/15/2054	70,000	64,874
Integris Baptist Medical Center Inc 3.875% 8/15/2050	83,000	60,110
Kaiser Foundation Hospitals 2.81% 6/1/2041	63,000	44,566
Kaiser Foundation Hospitals 3.266% 11/1/2049	80,000	55,473
Kaiser Foundation Hospitals 4.15% 5/1/2047	130,000	106,041
Mass General Brigham Inc 3.342% 7/1/2060	60,000	39,071
MyMichigan Health 3.409% 6/1/2050	33,000	22,958
Novant Health Inc 3.168% 11/1/2051	105,000	69,356
NYU Langone Hospitals 3.38% 7/1/2055	70,000	46,845
Orlando Health Obligated Grp 3.327% 10/1/2050	57,000	39,718
Piedmont Healthcare Inc 2.719% 1/1/2042	37,000	25,433
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	130,000	74,943
Sabra Health Care LP 5.125% 8/15/2026	50,000	49,961
Sutter Health 3.361% 8/15/2050	130,000	91,365
Trinity Health Corp 2.632% 12/1/2040	50,000	34,833
UnitedHealth Group Inc 1.15% 5/15/2026	180,000	172,016
UnitedHealth Group Inc 1.25% 1/15/2026	81,000	78,358
UnitedHealth Group Inc 2.9% 5/15/2050	120,000	74,394
UnitedHealth Group Inc 3.05% 5/15/2041	230,000	166,032
UnitedHealth Group Inc 3.5% 8/15/2039	772,000	610,558
UnitedHealth Group Inc 3.7% 8/15/2049	40,000	29,071
UnitedHealth Group Inc 3.75% 10/15/2047	30,000	22,306
UnitedHealth Group Inc 4.25% 1/15/2029	100,000	98,008
UnitedHealth Group Inc 4.45% 12/15/2048	102,000	84,013
UnitedHealth Group Inc 4.625% 7/15/2035	100,000	94,419
UnitedHealth Group Inc 4.7% 4/15/2029	340,000	338,539
UnitedHealth Group Inc 4.95% 5/15/2062	90,000	77,554
UnitedHealth Group Inc 5% 4/15/2034	40,000	39,034
UnitedHealth Group Inc 5.05% 4/15/2053	100,000	90,050
UnitedHealth Group Inc 5.15% 7/15/2034	150,000	147,998
UnitedHealth Group Inc 5.25% 2/15/2028	90,000	91,388
UnitedHealth Group Inc 5.35% 2/15/2033	90,000	90,566
UnitedHealth Group Inc 5.5% 4/15/2064	100,000	93,422
UnitedHealth Group Inc 5.5% 7/15/2044	210,000	203,694
UnitedHealth Group Inc 5.625% 7/15/2054	110,000	106,778
UnitedHealth Group Inc 6.05% 2/15/2063	60,000	61,265
Universal Health Services Inc 4.625% 10/15/2029	100,000	96,452
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	44,461
		10,872,719
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	60,000	59,262
Agilent Technologies Inc 4.75% 9/9/2034	60,000	56,970
Revvity Inc 2.25% 9/15/2031	90,000	74,156
Thermo Fisher Scientific Inc 2.6% 10/1/2029 (d)	250,000	227,318
Thermo Fisher Scientific Inc 4.95% 11/21/2032	210,000	208,601
Thermo Fisher Scientific Inc 5.086% 8/10/2033	20,000	19,891
		646,198
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 3.2% 6/15/2026	650,000	638,467
Bristol-Myers Squibb Co 3.7% 3/15/2052	330,000	240,282
Bristol-Myers Squibb Co 3.9% 3/15/2062	100,000	71,535
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	86,318
Bristol-Myers Squibb Co 4.55% 2/20/2048	42,000	35,676
Bristol-Myers Squibb Co 4.9% 2/22/2029 (d)	130,000	130,632
Bristol-Myers Squibb Co 5.2% 2/22/2034	190,000	189,763
Bristol-Myers Squibb Co 5.55% 2/22/2054	131,000	127,080
Bristol-Myers Squibb Co 5.75% 2/1/2031	70,000	72,804
Bristol-Myers Squibb Co 6.4% 11/15/2063	190,000	203,487
Eli Lilly & Co 2.25% 5/15/2050	200,000	112,404
Eli Lilly & Co 4.2% 8/14/2029	100,000	97,906
Eli Lilly & Co 4.6% 8/14/2034	100,000	96,008
Eli Lilly & Co 4.875% 2/27/2053	50,000	45,264
Eli Lilly & Co 5.05% 8/14/2054	100,000	92,631
Eli Lilly & Co 5.1% 2/9/2064	100,000	91,378
Haleon US Capital LLC 3.625% 3/24/2032	250,000	226,376
Johnson & Johnson 2.1% 9/1/2040	220,000	146,214
Johnson & Johnson 2.45% 3/1/2026	760,000	743,000
Johnson & Johnson 2.45% 9/1/2060	110,000	59,652
Johnson & Johnson 3.4% 1/15/2038	116,000	97,007
Johnson & Johnson 3.55% 3/1/2036	110,000	96,055
Johnson & Johnson 4.9% 6/1/2031	100,000	100,631
Merck & Co Inc 1.45% 6/24/2030	100,000	83,866
Merck & Co Inc 3.7% 2/10/2045	45,000	34,849
Merck & Co Inc 4.05% 5/17/2028	100,000	98,531
Merck & Co Inc 4.15% 5/18/2043	266,000	222,742
Merck & Co Inc 4.5% 5/17/2033	150,000	144,514
Merck & Co Inc 5% 5/17/2053	150,000	136,541
Mylan Inc 4.55% 4/15/2028	20,000	19,594
Novartis Capital Corp 1.75% 2/14/2025	100,000	99,651
Novartis Capital Corp 2% 2/14/2027 (d)	320,000	304,309
Novartis Capital Corp 2.75% 8/14/2050	50,000	31,706
Novartis Capital Corp 3% 11/20/2025	460,000	454,166
Novartis Capital Corp 3.1% 5/17/2027	90,000	87,266
Novartis Capital Corp 4% 11/20/2045	35,000	28,720
Pfizer Inc 2.55% 5/28/2040	125,000	86,378
Pfizer Inc 2.7% 5/28/2050	380,000	233,791
Pfizer Inc 3.45% 3/15/2029	70,000	66,728
Pfizer Inc 4% 12/15/2036	36,000	32,093
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	640,000	639,035
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	270,000	267,628
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	113,000	111,807
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	200,000	194,336
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	150,000	140,808
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	154,000	144,194
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	250,000	229,486
Royalty Pharma PLC 3.3% 9/2/2040	100,000	72,402
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	3,000	2,931
Viatris Inc 2.7% 6/22/2030	100,000	86,746
Viatris Inc 3.85% 6/22/2040	120,000	89,986
Viatris Inc 4% 6/22/2050	100,000	68,132
Zoetis Inc 4.45% 8/20/2048	60,000	49,403
		8,062,909
TOTAL HEALTH CARE		26,370,149

Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 3.2% 3/1/2029 (d)	126,000	116,104
Boeing Co 3.6% 5/1/2034 (d)	170,000	142,251
Boeing Co 5.705% 5/1/2040	836,000	795,354
Boeing Co 5.805% 5/1/2050	130,000	120,920
Boeing Co 6.528% 5/1/2034	150,000	157,142
GE Aerospace 4.35% 5/1/2050	489,000	407,415
General Dynamics Corp 2.125% 8/15/2026	160,000	154,216
General Dynamics Corp 3.625% 4/1/2030	140,000	132,189
General Dynamics Corp 4.25% 4/1/2050	50,000	41,275
Huntington Ingalls Industries Inc 4.2% 5/1/2030	60,000	56,936
L3Harris Technologies Inc 4.854% 4/27/2035	100,000	95,098
L3Harris Technologies Inc 5.4% 1/15/2027	270,000	273,318
Lockheed Martin Corp 4.07% 12/15/2042	70,000	58,339
Lockheed Martin Corp 4.09% 9/15/2052	70,000	55,370
Lockheed Martin Corp 4.7% 12/15/2031	210,000	206,683
Lockheed Martin Corp 4.7% 5/15/2046	28,000	25,019
Lockheed Martin Corp 5.9% 11/15/2063	200,000	208,724
Northrop Grumman Corp 3.25% 1/15/2028	80,000	76,473
Northrop Grumman Corp 4.03% 10/15/2047	106,000	83,214
Northrop Grumman Corp 5.2% 6/1/2054	60,000	55,813
Northrop Grumman Corp 5.25% 5/1/2050	120,000	112,371
RTX Corp 3.75% 11/1/2046	30,000	22,647
RTX Corp 4.05% 5/4/2047	18,000	14,135
RTX Corp 4.125% 11/16/2028	260,000	253,063
RTX Corp 4.35% 4/15/2047	260,000	213,550
RTX Corp 4.45% 11/16/2038	370,000	329,184
RTX Corp 5.15% 2/27/2033	240,000	237,983
RTX Corp 6.1% 3/15/2034	200,000	210,599
		4,655,385
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	150,000	114,812
FedEx Corp 4.25% 5/15/2030	175,000	169,508
FedEx Corp 4.9% 1/15/2034	130,000	126,513
FedEx Corp 4.95% 10/17/2048	102,000	89,018
United Parcel Service Inc 4.875% 3/3/2033	360,000	355,732
United Parcel Service Inc 5.05% 3/3/2053	20,000	18,329
United Parcel Service Inc 5.5% 5/22/2054	140,000	136,429
United Parcel Service Inc 5.6% 5/22/2064	50,000	48,482
		1,058,823
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	50,000	47,809
Carrier Global Corp 2.722% 2/15/2030	100,000	89,455
Carrier Global Corp 3.377% 4/5/2040	195,000	150,592
Carrier Global Corp 3.577% 4/5/2050	50,000	35,832
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	150,000	146,145
Johnson Controls International plc 5.125% 9/14/2045	6,000	5,359
Masco Corp 2% 2/15/2031	103,000	85,959
Masco Corp 3.125% 2/15/2051	52,000	32,741
Owens Corning 3.875% 6/1/2030	100,000	94,201
Owens Corning 4.4% 1/30/2048	20,000	16,063
Owens Corning 5.95% 6/15/2054	40,000	39,526
		743,682
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031 (d)	500,000	405,522
Republic Services Inc 3.95% 5/15/2028	28,000	27,262
Veralto Corp 5.45% 9/18/2033	40,000	40,133
Waste Connections Inc 2.2% 1/15/2032	130,000	107,094
Waste Connections Inc 5% 3/1/2034	90,000	87,835
Waste Management Inc 4.65% 3/15/2030	60,000	59,280
Waste Management Inc 4.875% 2/15/2029	390,000	391,871
Waste Management Inc 4.875% 2/15/2034	80,000	78,485
Waste Management Inc 4.95% 3/15/2035	60,000	58,497
Waste Management Inc 4.95% 7/3/2027	40,000	40,427
Waste Management Inc 4.95% 7/3/2031	40,000	40,039
Waste Management Inc 5.35% 10/15/2054	60,000	57,634
		1,394,079
Electrical Equipment - 0.0%
Emerson Electric Co 2% 12/21/2028	290,000	261,851
Regal Rexnord Corp 6.05% 4/15/2028	170,000	172,910
Regal Rexnord Corp 6.4% 4/15/2033	20,000	20,636
Rockwell Automation Inc 4.2% 3/1/2049	50,000	41,161
		496,558
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3% 4/1/2025	280,000	278,880
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	211,000	138,526
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	30,000	29,146
Burlington Northern Santa Fe LLC 4.05% 6/15/2048 (d)	207,000	164,793
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	100,000	86,937
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	80,000	75,287
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	20,000	21,371
CSX Corp 2.4% 2/15/2030	80,000	70,963
CSX Corp 4.3% 3/1/2048	140,000	115,248
CSX Corp 4.5% 3/15/2049	160,000	135,731
CSX Corp 4.75% 11/15/2048	70,000	61,617
CSX Corp 6.15% 5/1/2037	140,000	148,816
Norfolk Southern Corp 2.9% 8/25/2051	110,000	67,758
Norfolk Southern Corp 3.8% 8/1/2028	63,000	61,028
Norfolk Southern Corp 4.05% 8/15/2052	90,000	69,060
Norfolk Southern Corp 4.1% 5/15/2121	60,000	41,520
Norfolk Southern Corp 4.15% 2/28/2048	38,000	30,218
Norfolk Southern Corp 4.45% 3/1/2033	150,000	143,113
Norfolk Southern Corp 5.35% 8/1/2054	50,000	47,603
Ryder System Inc 6.6% 12/1/2033	60,000	64,931
Uber Technologies Inc 4.3% 1/15/2030	50,000	48,385
Uber Technologies Inc 4.8% 9/15/2034	50,000	47,853
Uber Technologies Inc 5.35% 9/15/2054	50,000	46,495
Union Pacific Corp 2.75% 3/1/2026	160,000	156,671
Union Pacific Corp 2.891% 4/6/2036	79,000	63,713
Union Pacific Corp 2.973% 9/16/2062	290,000	166,857
Union Pacific Corp 3.25% 2/5/2050	50,000	34,108
Union Pacific Corp 3.55% 8/15/2039	130,000	105,507
Union Pacific Corp 3.6% 9/15/2037	38,000	31,887
Union Pacific Corp 3.839% 3/20/2060	70,000	50,027
Union Pacific Corp 5.15% 1/20/2063	120,000	109,095
		2,713,144
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	177,000	158,832
3M Co 2.65% 4/15/2025	24,000	23,840
3M Co 3% 8/7/2025	310,000	306,762
3M Co 3.05% 4/15/2030	19,000	17,419
3M Co 3.625% 10/15/2047	50,000	36,353
3M Co 3.7% 4/15/2050	24,000	17,607
3M Co 3.875% 6/15/2044	70,000	54,959
Honeywell International Inc 2.8% 6/1/2050	150,000	94,057
Honeywell International Inc 3.812% 11/21/2047	20,000	15,321
Honeywell International Inc 4.7% 2/1/2030	40,000	39,787
Honeywell International Inc 4.875% 9/1/2029	70,000	70,421
Honeywell International Inc 5% 3/1/2035	190,000	186,191
Honeywell International Inc 5.25% 3/1/2054	70,000	65,554
Honeywell International Inc 5.35% 3/1/2064	20,000	18,750
Trane Technologies Financing Ltd 3.8% 3/21/2029	125,000	119,879
		1,225,732
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027 (d)	530,000	486,385
Caterpillar Inc 3.25% 9/19/2049	110,000	76,364
Caterpillar Inc 4.75% 5/15/2064	40,000	34,406
Caterpillar Inc 5.2% 5/27/2041	100,000	97,775
Cummins Inc 4.875% 10/1/2043	110,000	100,815
Cummins Inc 4.9% 2/20/2029	60,000	60,374
Deere & Co 2.875% 9/7/2049	130,000	84,881
Eaton Corp 4.15% 3/15/2033	150,000	141,009
Eaton Corp 4.7% 8/23/2052	20,000	17,590
Illinois Tool Works Inc 4.875% 9/15/2041	70,000	65,479
Ingersoll Rand Inc 5.7% 8/14/2033	150,000	153,490
Otis Worldwide Corp 2.056% 4/5/2025	48,000	47,630
Otis Worldwide Corp 2.565% 2/15/2030	70,000	62,180
Otis Worldwide Corp 3.362% 2/15/2050	50,000	34,395
Parker-Hannifin Corp 3.25% 6/14/2029	60,000	56,168
Parker-Hannifin Corp 4% 6/14/2049	110,000	85,866
Stanley Black & Decker Inc 2.75% 11/15/2050	150,000	86,219
		1,691,026
Passenger Airlines - 0.1%
Southwest Airlines Co 5.125% 6/15/2027	595,000	597,652
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	173,426	164,376
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	48,883	49,849
		811,877
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031	110,000	92,374
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	120,000	117,452
Air Lease Corp 2.875% 1/15/2032	70,000	59,653
Air Lease Corp 3.125% 12/1/2030	40,000	35,449
Air Lease Corp 3.25% 3/1/2025	88,000	87,748
Air Lease Corp 3.75% 6/1/2026	158,000	155,547
Air Lease Corp 5.2% 7/15/2031	70,000	69,164
GATX Corp 4.55% 11/7/2028	130,000	127,834
GATX Corp 4.9% 3/15/2033	80,000	77,140
GATX Corp 6.9% 5/1/2034	100,000	109,609
WW Grainger Inc 4.45% 9/15/2034	110,000	104,674
		944,270
TOTAL INDUSTRIALS		15,826,950

Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.8% 2/26/2027	370,000	372,701
Cisco Systems Inc 4.85% 2/26/2029	110,000	110,647
Cisco Systems Inc 5.05% 2/26/2034	110,000	109,603
Cisco Systems Inc 5.3% 2/26/2054	50,000	48,601
Cisco Systems Inc 5.5% 1/15/2040	90,000	90,734
Cisco Systems Inc 5.9% 2/15/2039	130,000	137,370
Motorola Solutions Inc 5.4% 4/15/2034	160,000	160,064
		1,029,720
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.25% 4/5/2034	130,000	130,387
Amphenol Corp 5.375% 11/15/2054	26,000	24,715
Corning Inc 5.35% 11/15/2048	140,000	130,936
Dell International LLC / EMC Corp 5.3% 10/1/2029	390,000	393,745
Dell International LLC / EMC Corp 8.1% 7/15/2036	80,000	94,826
Dell International LLC / EMC Corp 8.35% 7/15/2046	187,000	237,851
Vontier Corp 2.4% 4/1/2028	60,000	54,146
		1,066,606
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	150,000	143,860
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	40,000	35,601
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	40,000	39,425
IBM Corporation 1.95% 5/15/2030	175,000	150,341
IBM Corporation 2.95% 5/15/2050	175,000	110,089
IBM Corporation 3.5% 5/15/2029	843,000	798,856
IBM Corporation 4% 6/20/2042	90,000	73,536
IBM Corporation 4.15% 5/15/2039	100,000	86,032
IBM Corporation 5.6% 11/30/2039	50,000	50,101
IBM International Capital Pte Ltd 4.6% 2/5/2029	180,000	178,390
		1,666,231
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	30,000	25,069
Analog Devices Inc 2.8% 10/1/2041	130,000	91,984
Analog Devices Inc 2.95% 10/1/2051	40,000	25,400
Applied Materials Inc 4.35% 4/1/2047	28,000	23,716
Applied Materials Inc 5.85% 6/15/2041	70,000	72,596
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	1,324,000	1,274,770
Broadcom Inc 3.187% 11/15/2036 (c)	90,000	72,499
Broadcom Inc 3.419% 4/15/2033 (c)	82,000	71,777
Broadcom Inc 3.5% 2/15/2041 (c)	100,000	78,093
Broadcom Inc 4% 4/15/2029 (c)	70,000	67,344
Broadcom Inc 4.3% 11/15/2032	250,000	235,786
Broadcom Inc 4.55% 2/15/2032	190,000	183,735
Broadcom Inc 4.75% 4/15/2029	50,000	49,663
Broadcom Inc 4.8% 10/15/2034	190,000	183,347
Broadcom Inc 4.926% 5/15/2037 (c)	80,000	76,092
Broadcom Inc 5% 4/15/2030	50,000	50,013
Broadcom Inc 5.15% 11/15/2031	240,000	241,554
Intel Corp 3.25% 11/15/2049	110,000	65,666
Intel Corp 3.734% 12/8/2047	617,000	406,911
Intel Corp 4.875% 2/10/2028	100,000	99,490
Intel Corp 5.15% 2/21/2034	50,000	47,970
Intel Corp 5.2% 2/10/2033 (d)	710,000	686,448
Intel Corp 5.9% 2/10/2063	90,000	81,201
KLA Corp 4.65% 7/15/2032	110,000	107,632
KLA Corp 4.95% 7/15/2052	110,000	99,974
Lam Research Corp 2.875% 6/15/2050	150,000	94,746
Marvell Technology Inc 5.95% 9/15/2033	60,000	62,293
Micron Technology Inc 3.366% 11/1/2041	30,000	21,916
Micron Technology Inc 4.663% 2/15/2030	230,000	224,484
Micron Technology Inc 5.327% 2/6/2029	50,000	50,236
Micron Technology Inc 5.375% 4/15/2028	60,000	60,631
NVIDIA Corp 2% 6/15/2031	216,000	183,514
NVIDIA Corp 2.85% 4/1/2030	100,000	91,642
NVIDIA Corp 3.5% 4/1/2040	50,000	41,349
NVIDIA Corp 3.5% 4/1/2050	50,000	37,154
QUALCOMM Inc 1.65% 5/20/2032	54,000	43,037
QUALCOMM Inc 5.4% 5/20/2033 (d)	250,000	257,886
QUALCOMM Inc 6% 5/20/2053	120,000	125,431
Texas Instruments Inc 4.15% 5/15/2048	70,000	56,871
Texas Instruments Inc 4.85% 2/8/2034	60,000	59,008
Texas Instruments Inc 4.9% 3/14/2033	200,000	198,621
Texas Instruments Inc 5.05% 5/18/2063	40,000	36,044
		6,063,593
Software - 0.5%
Adobe Inc 4.95% 4/4/2034	70,000	69,427
AppLovin Corp 5.125% 12/1/2029	60,000	59,853
AppLovin Corp 5.5% 12/1/2034	120,000	119,106
Cadence Design Systems Inc 4.3% 9/10/2029	70,000	68,624
Cadence Design Systems Inc 4.7% 9/10/2034	40,000	38,349
Intuit Inc 5.5% 9/15/2053	70,000	68,542
Microsoft Corp 2.525% 6/1/2050	326,000	200,620
Microsoft Corp 2.921% 3/17/2052	534,000	352,778
Microsoft Corp 3.3% 2/6/2027	115,000	112,592
Microsoft Corp 3.4% 6/15/2027	210,000	205,473
Microsoft Corp 3.45% 8/8/2036	31,000	27,031
Microsoft Corp 4.2% 11/3/2035	170,000	162,491
Oracle Corp 1.65% 3/25/2026	207,000	199,547
Oracle Corp 2.5% 4/1/2025	80,000	79,539
Oracle Corp 2.95% 4/1/2030	360,000	324,976
Oracle Corp 3.25% 11/15/2027	96,000	92,300
Oracle Corp 3.6% 4/1/2050	300,000	210,183
Oracle Corp 3.8% 11/15/2037	110,000	91,832
Oracle Corp 3.85% 4/1/2060	80,000	54,881
Oracle Corp 3.9% 5/15/2035	220,000	192,754
Oracle Corp 4% 11/15/2047	397,000	302,578
Oracle Corp 4.2% 9/27/2029	290,000	280,132
Oracle Corp 4.7% 9/27/2034	70,000	66,342
Oracle Corp 4.9% 2/6/2033	250,000	243,407
Oracle Corp 5.375% 7/15/2040	641,000	617,173
Oracle Corp 5.375% 9/27/2054	70,000	64,521
Roper Technologies Inc 1% 9/15/2025	50,000	48,781
Roper Technologies Inc 1.4% 9/15/2027	50,000	45,801
Roper Technologies Inc 1.75% 2/15/2031	50,000	41,069
Roper Technologies Inc 2% 6/30/2030	330,000	281,296
Salesforce Inc 2.7% 7/15/2041	220,000	154,976
Salesforce Inc 2.9% 7/15/2051	20,000	12,773
VMware LLC 2.2% 8/15/2031	50,000	41,477
VMware LLC 4.7% 5/15/2030	100,000	97,838
		5,029,062
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.125% 5/11/2025 (d)	772,000	762,789
Apple Inc 1.2% 2/8/2028	440,000	397,904
Apple Inc 1.25% 8/20/2030	50,000	41,783
Apple Inc 2.375% 2/8/2041	330,000	226,989
Apple Inc 2.55% 8/20/2060	200,000	116,866
Apple Inc 2.8% 2/8/2061	120,000	71,080
Apple Inc 2.95% 9/11/2049	240,000	159,946
Apple Inc 3% 11/13/2027	96,000	92,694
Apple Inc 3.2% 5/11/2027	200,000	194,479
Apple Inc 3.75% 11/13/2047	57,000	44,795
Apple Inc 3.85% 5/4/2043	369,000	305,659
Apple Inc 4.3% 5/10/2033	250,000	243,929
Apple Inc 4.5% 2/23/2036	90,000	87,840
Hewlett Packard Enterprise Co 4.55% 10/15/2029	130,000	126,723
Hewlett Packard Enterprise Co 5% 10/15/2034	130,000	124,953
Hewlett Packard Enterprise Co 5.6% 10/15/2054	60,000	56,477
HP Inc 2.2% 6/17/2025 (d)	160,000	158,015
HP Inc 4.2% 4/15/2032 (d)	110,000	102,999
		3,315,920
TOTAL INFORMATION TECHNOLOGY		18,171,132

Materials - 0.5%
Chemicals - 0.4%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	97,631
Air Products and Chemicals Inc 2.05% 5/15/2030	60,000	52,076
Air Products and Chemicals Inc 2.7% 5/15/2040	60,000	42,796
Air Products and Chemicals Inc 2.8% 5/15/2050	100,000	62,961
Albemarle Corp 4.65% 6/1/2027	120,000	118,997
Albemarle Corp 5.65% 6/1/2052	20,000	17,208
Celanese US Holdings LLC 6.8% 11/15/2030	170,000	175,980
CF Industries Inc 4.95% 6/1/2043	70,000	61,676
Dow Chemical Co/The 2.1% 11/15/2030 (d)	250,000	212,304
Dow Chemical Co/The 3.6% 11/15/2050	200,000	137,326
Dow Chemical Co/The 4.8% 5/15/2049	50,000	42,018
Dow Chemical Co/The 7.375% 11/1/2029	46,000	50,352
DuPont de Nemours Inc 4.725% 11/15/2028	35,000	34,840
DuPont de Nemours Inc 5.319% 11/15/2038	411,000	412,217
Eastman Chemical Co 4.5% 12/1/2028	174,000	170,686
Eastman Chemical Co 5.75% 3/8/2033	80,000	81,485
Ecolab Inc 1.3% 1/30/2031 (d)	300,000	242,835
Ecolab Inc 2.7% 12/15/2051	20,000	12,151
International Flavors & Fragrances Inc 4.375% 6/1/2047	50,000	39,103
Linde Inc/CT 2% 8/10/2050	60,000	31,235
LYB International Finance II BV 3.5% 3/2/2027	166,000	161,390
LYB International Finance III LLC 3.375% 10/1/2040	20,000	14,602
LYB International Finance III LLC 3.625% 4/1/2051	120,000	80,575
LYB International Finance III LLC 4.2% 10/15/2049	100,000	74,891
LYB International Finance III LLC 5.5% 3/1/2034	50,000	49,046
Mosaic Co/The 4.05% 11/15/2027	90,000	88,189
Mosaic Co/The 5.45% 11/15/2033 (d)	50,000	49,507
RPM International Inc 5.25% 6/1/2045	30,000	28,039
Sherwin-Williams Co/The 3.45% 6/1/2027	290,000	282,042
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	58,628
Sherwin-Williams Co/The 4.5% 6/1/2047	50,000	42,037
Westlake Corp 3.6% 8/15/2026	625,000	612,234
		3,637,057
Construction Materials - 0.0%
Martin Marietta Materials Inc 2.4% 7/15/2031	100,000	85,050
Martin Marietta Materials Inc 2.5% 3/15/2030	90,000	79,623
Martin Marietta Materials Inc 5.15% 12/1/2034	30,000	29,458
Martin Marietta Materials Inc 5.5% 12/1/2054	30,000	28,298
Vulcan Materials Co 5.35% 12/1/2034	110,000	109,667
		332,096
Containers & Packaging - 0.0%
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	151,240
Avery Dennison Corp 2.65% 4/30/2030	80,000	70,973
International Paper Co 4.8% 6/15/2044	155,000	136,355
Packaging Corp of America 5.7% 12/1/2033	80,000	81,656
Sonoco Products Co 5% 9/1/2034	100,000	94,826
WRKCo Inc 4.2% 6/1/2032	50,000	46,580
		581,630
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	130,000	126,466
Freeport-McMoRan Inc 5.4% 11/14/2034	140,000	138,443
Newmont Corp 2.25% 10/1/2030	100,000	86,365
Newmont Corp 2.6% 7/15/2032 (d)	250,000	212,351
Newmont Corp 2.8% 10/1/2029	100,000	91,149
Newmont Corp 5.45% 6/9/2044	80,000	77,230
Nucor Corp 3.125% 4/1/2032	130,000	113,845
Nucor Corp 6.4% 12/1/2037	50,000	53,778
		899,627
TOTAL MATERIALS		5,450,410

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	170,000	170,647
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	140,000	137,752
Piedmont Operating Partnership LP 3.15% 8/15/2030	30,000	25,732
Safehold GL Holdings LLC 6.1% 4/1/2034	30,000	30,521
VICI Properties LP 4.75% 2/15/2028	70,000	69,413
VICI Properties LP 4.95% 2/15/2030	60,000	58,812
VICI Properties LP 5.125% 5/15/2032	70,000	68,157
VICI Properties LP 6.125% 4/1/2054	40,000	39,743
Vornado Realty LP 3.5% 1/15/2025	110,000	109,878
WP Carey Inc 3.85% 7/15/2029	70,000	66,539
		777,194
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	125,000	99,639
Alexandria Real Estate Equities Inc 3% 5/18/2051	125,000	76,494
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	90,000	77,256
Healthpeak OP LLC 3% 1/15/2030	250,000	226,242
Omega Healthcare Investors Inc 5.25% 1/15/2026	230,000	230,274
Ventas Realty LP 4.4% 1/15/2029	40,000	38,936
Ventas Realty LP 4.875% 4/15/2049	160,000	137,696
Welltower OP LLC 4.95% 9/1/2048	76,000	68,248
		954,785
Industrial REITs - 0.0%
LXP Industrial Trust 6.75% 11/15/2028	50,000	52,355
Prologis LP 1.75% 2/1/2031	370,000	306,619
Prologis LP 3% 4/15/2050	145,000	92,929
Prologis LP 5% 1/31/2035	90,000	87,696
		539,599
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	90,000	72,862
Boston Properties LP 2.9% 3/15/2030	80,000	70,651
Boston Properties LP 3.65% 2/1/2026	100,000	98,561
Boston Properties LP 5.75% 1/15/2035	40,000	39,213
Boston Properties LP 6.75% 12/1/2027	180,000	187,699
COPT Defense Properties LP 2.75% 4/15/2031	50,000	42,682
Highwoods Realty LP 4.125% 3/15/2028	80,000	76,533
Kilroy Realty LP 4.75% 12/15/2028	80,000	78,102
Kilroy Realty LP 6.25% 1/15/2036	40,000	39,684
		705,987
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.95% 8/15/2034	50,000	51,557
Digital Realty Trust LP 4.45% 7/15/2028	120,000	117,782
Essex Portfolio LP 2.65% 3/15/2032	170,000	143,143
Extra Space Storage LP 5.35% 1/15/2035	50,000	49,318
Extra Space Storage LP 5.4% 2/1/2034	20,000	19,806
Extra Space Storage LP 5.9% 1/15/2031	150,000	154,729
Mid-America Apartments LP 5% 3/15/2034	40,000	38,909
Tanger Properties LP 2.75% 9/1/2031	30,000	25,303
		600,547
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	130,000	128,959
American Homes 4 Rent LP 5.5% 2/1/2034	30,000	29,876
AvalonBay Communities Inc 2.3% 3/1/2030	130,000	114,391
AvalonBay Communities Inc 3.2% 1/15/2028	203,000	194,285
AvalonBay Communities Inc 3.3% 6/1/2029	100,000	93,776
Camden Property Trust 4.9% 1/15/2034	60,000	58,241
ERP Operating LP 3.5% 3/1/2028	61,000	58,752
ERP Operating LP 4.15% 12/1/2028 (d)	330,000	322,526
Invitation Homes Operating Partnership LP 2% 8/15/2031	100,000	81,138
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	50,000	49,707
Sun Communities Operating LP 2.7% 7/15/2031	80,000	67,265
UDR Inc 2.1% 6/15/2033	80,000	61,628
		1,260,544
Retail REITs - 0.3%
Agree LP 2% 6/15/2028	140,000	126,787
Brixmor Operating Partnership LP 4.05% 7/1/2030	41,000	38,761
Brixmor Operating Partnership LP 4.125% 5/15/2029	19,000	18,233
Brixmor Operating Partnership LP 5.5% 2/15/2034	40,000	39,610
Federal Realty OP LP 3.5% 6/1/2030	70,000	64,210
Federal Realty OP LP 5.375% 5/1/2028	50,000	50,505
Kimco Realty OP LLC 1.9% 3/1/2028	570,000	520,692
Kimco Realty OP LLC 3.3% 2/1/2025	180,000	179,716
Kite Realty Group LP 5.5% 3/1/2034	30,000	29,839
NNN REIT Inc 3% 4/15/2052	100,000	60,695
Realty Income Corp 2.1% 3/15/2028 (d)	90,000	82,715
Realty Income Corp 3.25% 1/15/2031	220,000	198,642
Realty Income Corp 3.4% 1/15/2028 (d)	230,000	220,707
Realty Income Corp 4.9% 7/15/2033	50,000	48,441
Realty Income Corp 5.125% 2/15/2034	70,000	68,596
Regency Centers LP 4.125% 3/15/2028	60,000	58,532
Regency Centers LP 5.1% 1/15/2035	50,000	48,820
Regency Centers LP 5.25% 1/15/2034	70,000	68,984
Simon Property Group LP 2.65% 7/15/2030	125,000	111,256
Simon Property Group LP 3.375% 12/1/2027	935,000	905,550
Simon Property Group LP 4.75% 9/26/2034	130,000	123,170
Simon Property Group LP 6.25% 1/15/2034	20,000	21,209
Simon Property Group LP 6.65% 1/15/2054	50,000	55,651
		3,141,321
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	160,000	137,110
American Tower Corp 3.1% 6/15/2050	160,000	102,630
American Tower Corp 3.6% 1/15/2028	32,000	30,766
American Tower Corp 3.8% 8/15/2029	70,000	66,267
American Tower Corp 5.4% 1/31/2035	20,000	19,781
American Tower Corp 5.9% 11/15/2033	110,000	113,318
Crown Castle Inc 1.35% 7/15/2025	79,000	77,484
Crown Castle Inc 2.25% 1/15/2031	280,000	235,297
Crown Castle Inc 3.25% 1/15/2051	40,000	26,060
Crown Castle Inc 3.7% 6/15/2026	100,000	98,367
Crown Castle Inc 5.1% 5/1/2033	160,000	155,829
CubeSmart LP 3% 2/15/2030	80,000	71,985
EPR Properties 3.75% 8/15/2029	70,000	64,852
Public Storage Operating Co 5.125% 1/15/2029	260,000	263,122
Public Storage Operating Co 5.35% 8/1/2053	30,000	28,516
Weyerhaeuser Co 4% 11/15/2029 (d)	160,000	152,625
		1,644,009
TOTAL REAL ESTATE		9,623,986

Utilities - 2.2%
Electric Utilities - 1.7%
AEP Texas Inc 5.4% 6/1/2033	100,000	99,077
AEP Transmission Co LLC 5.4% 3/15/2053	160,000	152,465
Alabama Power Co 6% 3/1/2039	180,000	187,696
American Electric Power Co Inc 5.625% 3/1/2033	140,000	141,429
American Electric Power Co Inc 6.95% 12/15/2054 (b)	50,000	51,588
Appalachian Power Co 3.3% 6/1/2027	110,000	106,306
Appalachian Power Co 4.45% 6/1/2045	18,000	14,538
Appalachian Power Co 4.5% 3/1/2049	90,000	72,064
Arizona Public Service Co 2.95% 9/15/2027	68,000	64,758
Arizona Public Service Co 3.5% 12/1/2049	100,000	68,260
Arizona Public Service Co 5.55% 8/1/2033	30,000	30,002
Baltimore Gas and Electric Co 2.9% 6/15/2050	200,000	124,878
Baltimore Gas and Electric Co 3.2% 9/15/2049	150,000	99,092
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	250,000	171,311
Commonwealth Edison Co 2.75% 9/1/2051	100,000	58,891
Commonwealth Edison Co 3.2% 11/15/2049	30,000	19,907
Commonwealth Edison Co 4% 3/1/2048	42,000	32,750
Commonwealth Edison Co 4.9% 2/1/2033	210,000	205,577
Commonwealth Edison Co 6.45% 1/15/2038	50,000	54,004
Connecticut Light and Power Co/The 4.9% 7/1/2033	140,000	136,800
Consolidated Edison Co of New York Inc 3% 12/1/2060	80,000	47,086
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	101,197
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	50,000	42,718
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	100,000	100,030
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	256,000	253,041
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	150,000	158,829
DTE Electric Co 3% 3/1/2032	100,000	87,832
DTE Electric Co 5.2% 3/1/2034	60,000	59,774
DTE Electric Co 5.4% 4/1/2053	110,000	106,665
Duke Energy Carolinas LLC 2.45% 8/15/2029	190,000	170,891
Duke Energy Carolinas LLC 3.95% 3/15/2048	31,000	23,748
Duke Energy Carolinas LLC 4.25% 12/15/2041	341,000	289,006
Duke Energy Corp 2.45% 6/1/2030	182,000	159,526
Duke Energy Corp 3.75% 9/1/2046	80,000	58,900
Duke Energy Corp 3.95% 8/15/2047	250,000	186,021
Duke Energy Corp 4.2% 6/15/2049	90,000	69,533
Duke Energy Corp 6.45% 9/1/2054 (b)	50,000	50,607
Duke Energy Florida LLC 6.35% 9/15/2037	110,000	116,924
Duke Energy Florida LLC 6.4% 6/15/2038	100,000	107,662
Duke Energy Indiana LLC 2.75% 4/1/2050	100,000	60,399
Duke Energy Ohio Inc 2.125% 6/1/2030	70,000	60,541
Duke Energy Ohio Inc 3.65% 2/1/2029	160,000	152,771
Duke Energy Progress LLC 3.7% 10/15/2046	170,000	126,002
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	100,209
Entergy Arkansas LLC 5.15% 1/15/2033	110,000	109,487
Entergy Arkansas LLC 5.75% 6/1/2054	30,000	29,659
Entergy Corp 0.9% 9/15/2025	400,000	388,991
Entergy Corp 7.125% 12/1/2054 (b)	40,000	40,769
Entergy Louisiana LLC 3.05% 6/1/2031	190,000	169,273
Entergy Louisiana LLC 3.1% 6/15/2041	110,000	78,901
Entergy Louisiana LLC 4.2% 4/1/2050	70,000	55,194
Entergy Mississippi LLC 5% 9/1/2033	90,000	88,053
Entergy Tex Inc 3.55% 9/30/2049	29,000	20,391
Eversource Energy 2.55% 3/15/2031	120,000	102,640
Eversource Energy 3.3% 1/15/2028	62,000	58,928
Eversource Energy 3.45% 1/15/2050	60,000	41,006
Eversource Energy 5.45% 3/1/2028	150,000	151,954
Exelon Corp 3.4% 4/15/2026	150,000	147,531
Exelon Corp 4.05% 4/15/2030	230,000	219,182
Exelon Corp 4.45% 4/15/2046	144,000	119,926
Exelon Corp 5.45% 3/15/2034	30,000	29,930
FirstEnergy Corp 1.6% 1/15/2026	85,000	81,945
FirstEnergy Corp 4.85% 7/15/2047 (f)	140,000	119,410
Florida Power & Light Co 2.85% 4/1/2025	317,000	315,495
Florida Power & Light Co 2.875% 12/4/2051	150,000	93,754
Florida Power & Light Co 3.15% 10/1/2049	100,000	67,405
Florida Power & Light Co 4.05% 10/1/2044	90,000	73,306
Florida Power & Light Co 4.125% 6/1/2048	26,000	20,794
Florida Power & Light Co 5.1% 4/1/2033	70,000	69,546
Florida Power & Light Co 5.6% 6/15/2054	80,000	79,822
Georgia Power Co 4.95% 5/17/2033	200,000	195,858
Georgia Power Co 5.25% 3/15/2034	100,000	99,222
Indiana Michigan Power Co 3.75% 7/1/2047	100,000	74,216
Interstate Power and Light Co 2.3% 6/1/2030	93,000	80,508
Interstate Power and Light Co 3.6% 4/1/2029	80,000	75,767
Jersey Central Power & Light Co 5.1% 1/15/2035 (c)	50,000	48,772
Kentucky Utilities Co 5.125% 11/1/2040	100,000	94,682
MidAmerican Energy Co 3.65% 4/15/2029	190,000	181,205
MidAmerican Energy Co 3.65% 8/1/2048	30,000	22,231
MidAmerican Energy Co 5.8% 10/15/2036	100,000	103,298
MidAmerican Energy Co 5.85% 9/15/2054	80,000	81,305
Nevada Power Co 6% 3/15/2054	20,000	20,423
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	500,000	472,447
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	500,000	416,973
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	140,000	132,113
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	90,000	91,601
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	60,000	61,469
Northern States Power Co/MN 2.9% 3/1/2050	80,000	51,180
Northern States Power Co/MN 3.4% 8/15/2042	100,000	75,957
Northern States Power Co/MN 3.6% 9/15/2047	50,000	36,942
NSTAR Electric Co 4.95% 9/15/2052	50,000	44,775
Oglethorpe Power Corp 5.8% 6/1/2054 (c)	100,000	98,114
Ohio Power Co 5.65% 6/1/2034	120,000	120,786
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	65,463
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	120,000	92,167
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	144,135
Oncor Electric Delivery Co LLC 5.25% 9/30/2040	90,000	87,413
Oncor Electric Delivery Co LLC 5.35% 10/1/2052	20,000	18,924
Pacific Gas and Electric Co 2.1% 8/1/2027 (d)	210,000	195,908
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	74,827
Pacific Gas and Electric Co 3.5% 8/1/2050	682,000	467,196
Pacific Gas and Electric Co 5.55% 5/15/2029	130,000	132,120
Pacific Gas and Electric Co 6.75% 1/15/2053	100,000	108,953
PacifiCorp 5.8% 1/15/2055	150,000	145,762
PacifiCorp 6% 1/15/2039	235,000	239,714
PECO Energy Co 3.9% 3/1/2048	96,000	74,441
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	50,000	47,188
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	160,000	153,230
PPL Capital Funding Inc 4% 9/15/2047	20,000	14,047
PPL Electric Utilities Corp 3% 10/1/2049	100,000	65,624
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	19,078
Public Service Co of Colorado 3.7% 6/15/2028	87,000	83,958
Public Service Co of Colorado 6.25% 9/1/2037	182,000	192,341
Public Service Co of Oklahoma 5.2% 1/15/2035	100,000	96,813
Public Service Electric and Gas Co 2.45% 1/15/2030	70,000	62,521
Public Service Electric and Gas Co 2.7% 5/1/2050	100,000	60,971
Public Service Electric and Gas Co 3.15% 1/1/2050	70,000	47,078
Public Service Electric and Gas Co 3.6% 12/1/2047	44,000	32,446
Public Service Electric and Gas Co 3.65% 9/1/2042	70,000	54,529
Public Service Electric and Gas Co 5.2% 8/1/2033	40,000	40,026
Public Service Electric and Gas Co 5.3% 8/1/2054	50,000	47,618
Puget Sound Energy Inc 4.223% 6/15/2048	45,000	36,108
Puget Sound Energy Inc 5.33% 6/15/2034	100,000	99,346
Southern California Edison Co 3.45% 2/1/2052	90,000	60,871
Southern California Edison Co 4% 4/1/2047	562,000	432,628
Southern California Edison Co 5.75% 4/15/2054	20,000	19,611
Southern California Edison Co 5.95% 2/1/2038	50,000	51,192
Southern Co/The 3.25% 7/1/2026	352,000	344,744
Southern Co/The 3.7% 4/30/2030	120,000	112,705
Southern Co/The 4% 1/15/2051 (b)	130,000	127,393
Southern Co/The 4.25% 7/1/2036	110,000	98,762
Southwestern Electric Power Co 3.85% 2/1/2048	190,000	136,759
Southwestern Public Service Co 3.75% 6/15/2049	80,000	58,012
Tampa Electric Co 4.45% 6/15/2049	100,000	82,361
Tucson Electric Power Co 5.5% 4/15/2053	50,000	47,672
Union Electric Co 5.45% 3/15/2053	130,000	124,479
Virginia Electric and Power Co 2.4% 3/30/2032	60,000	50,089
Virginia Electric and Power Co 3.3% 12/1/2049	60,000	40,616
Virginia Electric and Power Co 3.8% 9/15/2047	50,000	37,466
Virginia Electric and Power Co 4.6% 12/1/2048	52,000	43,855
Virginia Electric and Power Co 4.625% 5/15/2052	110,000	92,578
Virginia Electric and Power Co 5.05% 8/15/2034	120,000	117,011
Virginia Electric and Power Co 5.3% 8/15/2033	50,000	49,752
Virginia Electric and Power Co 5.35% 1/15/2054	20,000	18,809
Virginia Electric and Power Co 5.7% 8/15/2053	50,000	49,304
Wisconsin Electric Power Co 4.6% 10/1/2034	110,000	104,756
Wisconsin Power and Light Co 4.95% 4/1/2033	100,000	97,069
Wisconsin Public Service Corp 4.55% 12/1/2029	165,000	162,755
Xcel Energy Inc 3.4% 6/1/2030	63,000	57,789
Xcel Energy Inc 4% 6/15/2028	76,000	73,540
		15,726,964
Gas Utilities - 0.1%
Atmos Energy Corp 5.45% 10/15/2032	180,000	184,332
Atmos Energy Corp 5.9% 11/15/2033	80,000	83,690
Atmos Energy Corp 6.2% 11/15/2053	60,000	63,738
CenterPoint Energy Resources Corp 5.4% 7/1/2034	130,000	129,655
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	100,000	85,369
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	50,000	48,465
Southern California Gas Co 3.75% 9/15/2042	100,000	78,118
Southern California Gas Co 5.05% 9/1/2034	60,000	59,120
Southern California Gas Co 5.2% 6/1/2033	100,000	99,491
Southern Co Gas Capital Corp 3.95% 10/1/2046	308,000	238,383
Southwest Gas Corp 5.45% 3/23/2028	76,000	76,939
		1,147,300
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	70,000	58,332
Constellation Energy Generation LLC 5.8% 3/1/2033	130,000	132,835
Constellation Energy Generation LLC 6.5% 10/1/2053	70,000	74,148
Southern Power Co 4.95% 12/15/2046	80,000	70,164
		335,479
Multi-Utilities - 0.4%
Ameren Corp 5.7% 12/1/2026	200,000	203,259
Ameren Illinois Co 4.5% 3/15/2049	30,000	25,325
Ameren Illinois Co 4.95% 6/1/2033 (d)	140,000	137,405
Ameren Illinois Co 5.55% 7/1/2054	50,000	49,246
Berkshire Hathaway Energy Co 4.25% 10/15/2050	290,000	228,933
Berkshire Hathaway Energy Co 4.45% 1/15/2049	54,000	44,543
CenterPoint Energy Inc 3.7% 9/1/2049	80,000	56,867
CMS Energy Corp 4.875% 3/1/2044	40,000	35,592
Consumers Energy Co 2.5% 5/1/2060	100,000	55,073
Consumers Energy Co 4.625% 5/15/2033	130,000	125,399
Consumers Energy Co 4.9% 2/15/2029	110,000	110,283
Dominion Energy Inc 3.375% 4/1/2030	720,000	662,274
Dominion Energy Inc 4.6% 3/15/2049	50,000	41,195
Dominion Energy Inc 4.7% 12/1/2044	26,000	22,066
Dominion Energy Inc 7% 6/1/2054 (b)	50,000	52,799
Dominion Energy Inc 7% 6/15/2038	130,000	144,700
DTE Energy Co 2.85% 10/1/2026	140,000	135,633
DTE Energy Co 4.95% 7/1/2027	220,000	220,825
NiSource Inc 0.95% 8/15/2025	280,000	273,099
NiSource Inc 2.95% 9/1/2029 (d)	190,000	173,914
NiSource Inc 3.49% 5/15/2027	50,000	48,669
NiSource Inc 3.95% 3/30/2048	46,000	35,004
NiSource Inc 5.25% 2/15/2043	156,000	145,265
NiSource Inc 6.95% 11/30/2054 (b)	50,000	50,905
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	102,869
Public Service Enterprise Group Inc 5.875% 10/15/2028	70,000	72,198
Public Service Enterprise Group Inc 6.125% 10/15/2033	30,000	31,260
Puget Energy Inc 4.1% 6/15/2030	200,000	188,564
San Diego Gas & Electric Co 5.35% 4/1/2053	100,000	94,095
San Diego Gas & Electric Co 5.55% 4/15/2054	50,000	48,458
Sempra 6% 10/15/2039	274,000	279,351
Sempra 6.875% 10/1/2054 (b)	150,000	151,675
WEC Energy Group Inc 4.75% 1/15/2028	100,000	99,776
		4,146,519
Water Utilities - 0.0%
American Water Capital Corp 3.75% 9/1/2028	140,000	134,630
American Water Capital Corp 3.75% 9/1/2047	280,000	207,594
		342,224
TOTAL UTILITIES		21,698,486

TOTAL UNITED STATES		212,501,469
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $290,643,203)		263,647,244

U.S. Government Agency - Mortgage Securities - 25.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.3%
Fannie Mae 2% 2/1/2051	881,121	689,162
Fannie Mae 2.5% 11/1/2032	27,034	25,407
Fannie Mae 4.5% 12/1/2054	399,701	375,737
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	383,739	330,065
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	738,802	635,465
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,459,543	1,255,396
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	728,935	626,978
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	349,452	300,574
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	216,195	159,737
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	295,220	253,927
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,674,620	1,237,300
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	400,492	295,906
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	506,335	437,570
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	180,444	133,322
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	191,433	141,442
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	296,434	263,222
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	907,218	803,589
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	225,121	176,076
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	476,613	374,269
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	480,033	427,300
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	55,939	49,549
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	50,966	39,926
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	589,689	461,221
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	72,425	56,646
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	41,142	32,063
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	953,820	844,868
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	562,090	438,053
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,852,654	1,443,828
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,328,697	1,179,830
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,501,850	6,649,653
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	542,640	424,422
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	206,108	161,721
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	791,470	625,720
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	649,276	512,087
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	934,810	734,659
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,202,690	935,788
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	28,149	24,916
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	420,193	329,701
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	37,136	29,045
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	51,719	40,242
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	439,643	341,802
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,546,166	1,981,119
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	328,630	290,886
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	928,304	724,615
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	757,318	595,880
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	413,209	321,380
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	943,753	736,674
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,973	14,125
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	341,435	267,584
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	124,988	97,251
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	243,351	189,955
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	147,148	114,401
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	21,209	18,879
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	111,180	87,097
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	661,479	519,851
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	249,632	195,560
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	38,245	29,960
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	304,792	238,772
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	636,890	500,527
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	61,495	48,174
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2037	48,710	43,039
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	27,286	21,375
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	198,322	155,674
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	1,777	1,745
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	13,791	13,059
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	28,474	23,878
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	97,260	79,738
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	90,903	74,584
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	141,962	134,430
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	625,823	511,711
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	344,929	282,035
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	125,005	102,563
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	19,661	18,489
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	72,918	68,610
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	292,517	238,082
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	21,163	19,575
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	15,195	13,600
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	457,313	374,927
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	929,082	763,157
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	809,661	665,823
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	989,642	815,376
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	15,001	14,658
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	23,685	22,389
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	77,985	68,039
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	549,686	450,659
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	308,182	252,277
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,912,850	1,559,280
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	18,152	17,590
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	351,954	322,691
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	12,242	11,289
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,048,423	858,237
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	162,117	148,131
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	29,763	25,917
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	56,817	46,634
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	726,655	594,839
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,447,995	1,188,040
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	317,014	258,417
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	9,805	8,978
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,811,814	1,483,147
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	29,289	27,765
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	166,639	153,200
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	125,398	114,815
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	422,086	349,080
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	332,070	271,832
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	138,734	113,567
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	146,125	118,932
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	748,698	609,373
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	25,171	23,839
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	236,340	216,025
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	257,780	235,622
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	182,158	165,418
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	144,754	124,512
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	338,313	277,682
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	535,741	438,054
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	744,076	613,517
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	37,678	35,868
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	171,864	161,662
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	405,153	363,010
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	20,340	18,003
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	735,355	631,980
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	58,584	50,348
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	394,711	339,593
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	39,020	36,874
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	113,548	106,808
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,322	2,941
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	333,800	295,373
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	58,245	50,385
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	60,519	52,182
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	77,338	66,829
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	235,625	202,722
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	382,195	328,825
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	128,768	110,304
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	12,977	12,385
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,633	6,752
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	209,914	181,914
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	15,953	13,825
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	336,005	297,465
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	15,271	13,532
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	328,969	284,368
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	189,102	178,114
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	201,959	189,971
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,884	8,741
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	33,818	29,307
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	9,657	8,348
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	51,054	44,228
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	20,440	19,508
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	50,927	48,665
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	9,057	8,511
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	52,230	46,198
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	7,670	6,783
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	49,396	43,660
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	38,646	33,406
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	365,115	313,788
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	83,729	71,958
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,585,388	2,214,667
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	261,716	225,660
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	730,917	630,221
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	304,871	262,679
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	50,931	43,915
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	296,136	254,506
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	423,425	359,401
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	108,219	103,507
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	46,379	44,169
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	15,645	13,840
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	16,729	14,767
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,946,784	1,724,103
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	55,123	47,650
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	71,383	63,188
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	66,553	59,008
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	131,202	113,127
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	718,727	610,951
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	45,621	38,780
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	41,879	39,577
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	562,050	515,707
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,604	20,004
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	703,129	597,033
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	29,887	28,113
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	20,691	17,944
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	269,032	228,354
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	12,668	11,971
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	168,762	159,061
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	30,610	27,050
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	299,161	256,731
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	917,571	795,175
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	82,634	78,935
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	16,587	14,666
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,225,301	1,064,920
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,622	4,009
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	276,570	238,122
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	116,658	99,055
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,976	11,541
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	160,426	151,204
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	123,605	109,373
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	53,096	46,013
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,859	4,211
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	30,470	26,963
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	10,511	9,109
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	657,751	565,902
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	63,364	54,655
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	93,874	79,709
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	65,645	62,076
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	130,144	119,203
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	207,166	186,780
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	306,829	277,115
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	44,340	39,838
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	44,018	39,507
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	36,938	32,992
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	18,429	18,227
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	27,895	26,692
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	75,902	68,077
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	11,961	11,390
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	383,381	350,783
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	1,164,914	1,064,860
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	43,845	39,558
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	54,390	52,878
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	25,327	24,116
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	107,771	103,394
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	11,427	10,963
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	78,150	69,849
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	126,411	113,893
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	311,999	276,885
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	329,313	301,108
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	240,393	214,784
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	60,263	54,484
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	27,904	26,754
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	16,309	15,606
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	564,970	516,943
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	152,475	136,232
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	116,475	104,540
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	22,649	21,757
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	29,570	28,350
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	15,344	14,712
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,694,963	1,548,154
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	248,480	223,252
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	544,490	486,486
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,242	4,943
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	56,223	52,917
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	51,272	47,544
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,054	4,784
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	8,829	8,352
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,994	10,386
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	31,643	29,650
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	60,269	56,225
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	32,086	29,753
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	13,220	12,225
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	8,459	7,823
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	399,569	369,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	446,737	408,353
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	51,567	48,645
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	36,684	34,328
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	65,360	61,486
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	126,046	116,565
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	55,426	52,379
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	66,538	62,691
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	31,228	29,215
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	5,357	4,954
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	13,226	12,231
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2054	323,942	295,856
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	100,349	95,244
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,840	11,192
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	58,046	54,712
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	28,435	26,595
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	58,091	54,888
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,624	7,125
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	51,896	48,655
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	22,336	21,031
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	113,804	105,315
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	54,969	50,835
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	359,603	330,083
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	955,940	894,138
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	49,793	46,141
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,554	18,095
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2054	393,625	359,497
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	8,878	8,390
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	6,900	6,441
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	56,422	52,671
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,076	2,847
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	32,329	29,988
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	4,454	4,311
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	38,171	36,063
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,586	5,215
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	9,980	9,236
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	76,260	70,571
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,457,689	1,348,957
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	54,766	51,126
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,125	5,718
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	20,666	19,163
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	27,484	25,434
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	97,295	90,038
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	217,277	200,934
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	136,334	124,961
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	13,901	13,183
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	59,603	55,641
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	90,003	83,205
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	188,716	172,620
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	513,438	469,645
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	64,344	60,027
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	253,497	234,588
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,016	2,789
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	6,432	5,948
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	108,956	100,727
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,490	13,837
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	47,023	44,814
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	38,225	37,216
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,739	9,284
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	327,781	308,898
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,285	3,132
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	12,983	12,377
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	50,617	48,207
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	95,028	90,303
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	439,764	414,429
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,470	8,075
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	387,267	368,829
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	77,089	73,612
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	66,035	62,932
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	43,131	41,105
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	9,865	9,413
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	12,689	12,109
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	193,321	184,298
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	510,983	486,336
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,919	12,373
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	26,883	25,628
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	11,520	10,982
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	189,351	180,514
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	16,726	16,008
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	57,205	55,636
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	11,173	10,623
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	79,887	76,283
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	30,351	28,916
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	19,983	19,050
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,665	2,538
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,358	2,245
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	376,837	354,392
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	21,513	20,874
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	588,060	552,803
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	535,471	517,433
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	126,461	126,665
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	14,436	14,143
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	39,743	38,951
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	504,303	487,787
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	290,694	281,174
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	95,090	91,768
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	19,703	19,304
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	85,545	82,743
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	189,427	182,809
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	398,465	384,389
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,875	10,678
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	55,925	54,793
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	30,986	30,426
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	424,958	410,211
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	58,625	57,566
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	356,705	344,689
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	296,663	286,206
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	7,222	7,092
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	26,387	25,869
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	166,547	160,825
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	12,368	12,164
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	22,466	22,095
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,847	2,800
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	290,098	284,858
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	22,402	22,563
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,875	19,011
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	23,408	23,576
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	23,640	23,403
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	415,532	411,507
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	18,505	18,696
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	25,651	25,771
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	610,558	604,071
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	24,401	24,516
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	25,066	25,634
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	37,124	36,683
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	63,494	63,901
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	745,052	735,041
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,909,866	1,884,205
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	189,194	186,723
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	334,949	333,588
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	675,433	666,358
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	440,026	434,527
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	186,166	183,839
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	295,179	291,766
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	169,760	167,479
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	326,278	328,557
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	691,742	695,439
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	217,992	219,992
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	354,486	356,408
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	402,109	404,290
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	489,643	492,910
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	347,755	351,814
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	2,154,102	2,165,110
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	678,576	683,103
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	268,005	272,306
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	243,043	244,308
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	302,107	303,556
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	118,003	118,643
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	74,993	75,353
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	347,634	349,954
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	68,932	69,306
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	326,415	333,597
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,010,231	1,032,378
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2043	56,283	57,671
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	362,408	370,579
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	80,911	82,736
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	84,139	87,904
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	81,525	84,864
Freddie Mac Gold Pool 1.5% 10/1/2036	359,765	309,444
Freddie Mac Gold Pool 1.5% 10/1/2041	210,578	169,320
Freddie Mac Gold Pool 1.5% 10/1/2051	1,689,692	1,248,437
Freddie Mac Gold Pool 1.5% 10/1/2051	179,949	132,956
Freddie Mac Gold Pool 1.5% 11/1/2051	502,620	371,363
Freddie Mac Gold Pool 1.5% 11/1/2051	97,125	71,762
Freddie Mac Gold Pool 1.5% 2/1/2037	74,743	64,195
Freddie Mac Gold Pool 1.5% 3/1/2037	86,932	74,664
Freddie Mac Gold Pool 1.5% 7/1/2036	262,208	225,942
Freddie Mac Gold Pool 1.5% 7/1/2041	543,405	438,224
Freddie Mac Gold Pool 1.5% 7/1/2051	483,354	357,128
Freddie Mac Gold Pool 2% 1/1/2051	1,498,749	1,172,234
Freddie Mac Gold Pool 2% 1/1/2051	377,467	296,176
Freddie Mac Gold Pool 2% 1/1/2052	1,945,316	1,513,611
Freddie Mac Gold Pool 2% 10/1/2030	90,893	85,621
Freddie Mac Gold Pool 2% 10/1/2050	39,869	31,233
Freddie Mac Gold Pool 2% 10/1/2051	616,042	480,100
Freddie Mac Gold Pool 2% 10/1/2051	3,128,160	2,437,868
Freddie Mac Gold Pool 2% 11/1/2035	280,341	248,931
Freddie Mac Gold Pool 2% 11/1/2035	96,804	85,958
Freddie Mac Gold Pool 2% 11/1/2051	1,412,146	1,100,527
Freddie Mac Gold Pool 2% 11/1/2051	938,977	734,120
Freddie Mac Gold Pool 2% 11/1/2051	797,824	623,762
Freddie Mac Gold Pool 2% 12/1/2051	914,476	721,251
Freddie Mac Gold Pool 2% 12/1/2051	224,999	175,067
Freddie Mac Gold Pool 2% 2/1/2036	847,689	752,715
Freddie Mac Gold Pool 2% 2/1/2051	618,555	483,798
Freddie Mac Gold Pool 2% 3/1/2051	2,148,922	1,683,449
Freddie Mac Gold Pool 2% 4/1/2036	1,641,993	1,455,972
Freddie Mac Gold Pool 2% 4/1/2042	936,168	784,928
Freddie Mac Gold Pool 2% 5/1/2051	1,725,093	1,346,572
Freddie Mac Gold Pool 2% 7/1/2051	1,155,653	905,690
Freddie Mac Gold Pool 2% 8/1/2050	20,132	15,878
Freddie Mac Gold Pool 2% 8/1/2051	282,980	220,535
Freddie Mac Gold Pool 2% 8/1/2051	21,781	17,063
Freddie Mac Gold Pool 2% 9/1/2035	187,572	166,967
Freddie Mac Gold Pool 2% 9/1/2041	1,958,273	1,630,786
Freddie Mac Gold Pool 2% 9/1/2050	20,654	16,180
Freddie Mac Gold Pool 2% 9/1/2050	183,735	143,936
Freddie Mac Gold Pool 2% 9/1/2051	1,095,709	853,918
Freddie Mac Gold Pool 2.5% 1/1/2035	494,592	453,469
Freddie Mac Gold Pool 2.5% 1/1/2047	21,723	18,217
Freddie Mac Gold Pool 2.5% 1/1/2051	2,342,576	1,920,557
Freddie Mac Gold Pool 2.5% 10/1/2050	795,007	652,530
Freddie Mac Gold Pool 2.5% 10/1/2050	1,278,440	1,058,514
Freddie Mac Gold Pool 2.5% 10/1/2051	807,190	660,007
Freddie Mac Gold Pool 2.5% 11/1/2050	616,031	509,479
Freddie Mac Gold Pool 2.5% 11/1/2051	476,218	389,385
Freddie Mac Gold Pool 2.5% 12/1/2051	789,561	648,553
Freddie Mac Gold Pool 2.5% 2/1/2030	48,080	46,194
Freddie Mac Gold Pool 2.5% 2/1/2051	758,246	621,646
Freddie Mac Gold Pool 2.5% 2/1/2052	2,152,721	1,756,832
Freddie Mac Gold Pool 2.5% 3/1/2033	20,286	19,076
Freddie Mac Gold Pool 2.5% 3/1/2035	498,555	457,102
Freddie Mac Gold Pool 2.5% 3/1/2050	36,674	29,860
Freddie Mac Gold Pool 2.5% 4/1/2027	25,379	24,857
Freddie Mac Gold Pool 2.5% 4/1/2036	158,861	144,808
Freddie Mac Gold Pool 2.5% 4/1/2042	333,523	285,633
Freddie Mac Gold Pool 2.5% 4/1/2052	99,858	81,400
Freddie Mac Gold Pool 2.5% 4/1/2052	521,466	426,382
Freddie Mac Gold Pool 2.5% 5/1/2051	1,234,295	1,010,391
Freddie Mac Gold Pool 2.5% 7/1/2029	23,638	22,985
Freddie Mac Gold Pool 2.5% 7/1/2037	410,983	373,215
Freddie Mac Gold Pool 2.5% 7/1/2051	1,315,175	1,076,599
Freddie Mac Gold Pool 2.5% 7/1/2052	1,239,736	1,009,034
Freddie Mac Gold Pool 2.5% 8/1/2035	202,165	184,787
Freddie Mac Gold Pool 2.5% 8/1/2051	2,528,969	2,070,210
Freddie Mac Gold Pool 2.5% 9/1/2050	63,030	51,734
Freddie Mac Gold Pool 3% 1/1/2029	20,180	19,654
Freddie Mac Gold Pool 3% 1/1/2033	5,848	5,574
Freddie Mac Gold Pool 3% 10/1/2043	137,061	121,716
Freddie Mac Gold Pool 3% 11/1/2034	49,296	46,370
Freddie Mac Gold Pool 3% 2/1/2035	76,776	72,147
Freddie Mac Gold Pool 3% 2/1/2052	47,894	40,652
Freddie Mac Gold Pool 3% 3/1/2033	4,382	4,175
Freddie Mac Gold Pool 3% 3/1/2035	48,499	45,575
Freddie Mac Gold Pool 3% 3/1/2045	27,335	23,815
Freddie Mac Gold Pool 3% 4/1/2035	8,919	8,376
Freddie Mac Gold Pool 3% 4/1/2045	37,388	32,738
Freddie Mac Gold Pool 3% 4/1/2050	173,543	149,635
Freddie Mac Gold Pool 3% 7/1/2045	12,790	11,131
Freddie Mac Gold Pool 3% 7/1/2049	352,026	303,088
Freddie Mac Gold Pool 3% 8/1/2047	27,763	24,049
Freddie Mac Gold Pool 3% 8/1/2051	141,267	121,143
Freddie Mac Gold Pool 3% 8/1/2052	2,290,500	1,974,232
Freddie Mac Gold Pool 3% 8/1/2052	125,000	106,099
Freddie Mac Gold Pool 3% 9/1/2034	1,528	1,441
Freddie Mac Gold Pool 3.5% 1/1/2050	45,628	40,753
Freddie Mac Gold Pool 3.5% 1/1/2050	93,868	83,810
Freddie Mac Gold Pool 3.5% 10/1/2047	140,473	126,211
Freddie Mac Gold Pool 3.5% 12/1/2033	161,322	154,619
Freddie Mac Gold Pool 3.5% 2/1/2048	57,485	51,629
Freddie Mac Gold Pool 3.5% 2/1/2048	9,463	8,505
Freddie Mac Gold Pool 3.5% 2/1/2049	15,512	13,908
Freddie Mac Gold Pool 3.5% 3/1/2048	81,138	73,125
Freddie Mac Gold Pool 3.5% 3/1/2048	193,205	173,521
Freddie Mac Gold Pool 3.5% 3/1/2050	226,004	201,716
Freddie Mac Gold Pool 3.5% 3/1/2050	1,289,809	1,163,288
Freddie Mac Gold Pool 3.5% 5/1/2052	513,773	454,827
Freddie Mac Gold Pool 3.5% 6/1/2049	91,478	81,761
Freddie Mac Gold Pool 3.5% 6/1/2052	174,292	154,676
Freddie Mac Gold Pool 3.5% 7/1/2033	26,020	24,963
Freddie Mac Gold Pool 3.5% 7/1/2046	788,722	715,051
Freddie Mac Gold Pool 3.5% 7/1/2049	285,879	255,424
Freddie Mac Gold Pool 3.5% 8/1/2046	93,381	84,130
Freddie Mac Gold Pool 3.5% 9/1/2033	39,695	38,058
Freddie Mac Gold Pool 3.5% 9/1/2048	48,245	43,270
Freddie Mac Gold Pool 3.5% 9/1/2052	846,334	748,173
Freddie Mac Gold Pool 4% 1/1/2039	92,637	87,695
Freddie Mac Gold Pool 4% 1/1/2041	30,166	28,564
Freddie Mac Gold Pool 4% 1/1/2041	61,974	58,694
Freddie Mac Gold Pool 4% 1/1/2044	35,198	32,984
Freddie Mac Gold Pool 4% 1/1/2047	176,257	164,541
Freddie Mac Gold Pool 4% 10/1/2042	12,696	11,953
Freddie Mac Gold Pool 4% 10/1/2048	48,244	44,675
Freddie Mac Gold Pool 4% 10/1/2048	77,253	71,345
Freddie Mac Gold Pool 4% 10/1/2050	134,039	123,538
Freddie Mac Gold Pool 4% 11/1/2033	50,075	48,459
Freddie Mac Gold Pool 4% 11/1/2036	71,790	68,743
Freddie Mac Gold Pool 4% 11/1/2048	7,576	7,006
Freddie Mac Gold Pool 4% 11/1/2048	243,207	224,914
Freddie Mac Gold Pool 4% 11/1/2049	80,145	74,017
Freddie Mac Gold Pool 4% 12/1/2040	32,791	31,056
Freddie Mac Gold Pool 4% 2/1/2041	10,654	10,062
Freddie Mac Gold Pool 4% 2/1/2041	39,466	37,394
Freddie Mac Gold Pool 4% 2/1/2043	51,523	48,361
Freddie Mac Gold Pool 4% 2/1/2049	25,379	23,470
Freddie Mac Gold Pool 4% 3/1/2026	3,007	2,990
Freddie Mac Gold Pool 4% 3/1/2038	177,356	170,361
Freddie Mac Gold Pool 4% 4/1/2035	62,932	60,823
Freddie Mac Gold Pool 4% 4/1/2038	162,371	155,967
Freddie Mac Gold Pool 4% 4/1/2042	23,806	22,542
Freddie Mac Gold Pool 4% 4/1/2049	490,334	453,299
Freddie Mac Gold Pool 4% 4/1/2049	335,024	311,500
Freddie Mac Gold Pool 4% 5/1/2045	10,744	10,117
Freddie Mac Gold Pool 4% 5/1/2048	21,425	19,854
Freddie Mac Gold Pool 4% 6/1/2046	53,119	49,984
Freddie Mac Gold Pool 4% 6/1/2047	930,994	859,681
Freddie Mac Gold Pool 4% 6/1/2048	31,395	29,092
Freddie Mac Gold Pool 4% 6/1/2049	14,105	13,039
Freddie Mac Gold Pool 4% 7/1/2042	10,834	10,257
Freddie Mac Gold Pool 4% 7/1/2045	50,655	47,849
Freddie Mac Gold Pool 4% 8/1/2049	26,871	24,842
Freddie Mac Gold Pool 4% 9/1/2040	10,248	9,709
Freddie Mac Gold Pool 4% 9/1/2045	92,214	85,941
Freddie Mac Gold Pool 4% 9/1/2049	272,795	252,106
Freddie Mac Gold Pool 4% 9/1/2052	332,633	304,573
Freddie Mac Gold Pool 4.5% 1/1/2049	24,042	22,913
Freddie Mac Gold Pool 4.5% 1/1/2053	182,421	171,798
Freddie Mac Gold Pool 4.5% 10/1/2052	775,958	731,255
Freddie Mac Gold Pool 4.5% 10/1/2052	259,012	243,977
Freddie Mac Gold Pool 4.5% 10/1/2052	274,304	258,501
Freddie Mac Gold Pool 4.5% 10/1/2054	199,999	188,009
Freddie Mac Gold Pool 4.5% 11/1/2040	413,311	401,924
Freddie Mac Gold Pool 4.5% 11/1/2048	45,993	43,846
Freddie Mac Gold Pool 4.5% 11/1/2049	22,947	21,854
Freddie Mac Gold Pool 4.5% 11/1/2052	615,598	580,133
Freddie Mac Gold Pool 4.5% 12/1/2054	174,983	164,492
Freddie Mac Gold Pool 4.5% 3/1/2050	52,366	49,856
Freddie Mac Gold Pool 4.5% 4/1/2050	67,112	63,896
Freddie Mac Gold Pool 4.5% 6/1/2048	93,349	88,992
Freddie Mac Gold Pool 4.5% 6/1/2052	204,311	192,668
Freddie Mac Gold Pool 4.5% 7/1/2038	181,879	177,932
Freddie Mac Gold Pool 4.5% 7/1/2041	102,444	99,458
Freddie Mac Gold Pool 4.5% 7/1/2053	187,506	176,572
Freddie Mac Gold Pool 4.5% 8/1/2048	283,028	269,818
Freddie Mac Gold Pool 4.5% 9/1/2048	38,244	36,508
Freddie Mac Gold Pool 4.5% 9/1/2048	3,586	3,418
Freddie Mac Gold Pool 5% 11/1/2052	186,491	180,383
Freddie Mac Gold Pool 5% 12/1/2048	7,860	7,718
Freddie Mac Gold Pool 5% 12/1/2053	98,527	95,085
Freddie Mac Gold Pool 5% 2/1/2049	16,371	16,097
Freddie Mac Gold Pool 5% 2/1/2049	11,683	11,472
Freddie Mac Gold Pool 5% 3/1/2044	174,596	171,225
Freddie Mac Gold Pool 5% 3/1/2053	681,951	658,978
Freddie Mac Gold Pool 5% 3/1/2053	387,312	374,568
Freddie Mac Gold Pool 5% 4/1/2039	167,579	166,713
Freddie Mac Gold Pool 5% 4/1/2048	12,396	12,227
Freddie Mac Gold Pool 5% 4/1/2049	115,259	112,961
Freddie Mac Gold Pool 5% 5/1/2050	57,016	55,844
Freddie Mac Gold Pool 5% 6/1/2030	4,634	4,650
Freddie Mac Gold Pool 5% 6/1/2053	1,182,526	1,141,952
Freddie Mac Gold Pool 5% 7/1/2052	346,080	335,612
Freddie Mac Gold Pool 5% 8/1/2048	13,659	13,434
Freddie Mac Gold Pool 5% 8/1/2049	12,646	12,394
Freddie Mac Gold Pool 5% 8/1/2049	34,808	34,114
Freddie Mac Gold Pool 5% 8/1/2049	515,061	504,792
Freddie Mac Gold Pool 5% 9/1/2049	329,915	323,235
Freddie Mac Gold Pool 5% 9/1/2054	541,761	522,622
Freddie Mac Gold Pool 5.5% 1/1/2053	202,261	200,026
Freddie Mac Gold Pool 5.5% 1/1/2053	264,970	261,931
Freddie Mac Gold Pool 5.5% 10/1/2052	357,930	354,351
Freddie Mac Gold Pool 5.5% 11/1/2053	476,959	470,700
Freddie Mac Gold Pool 5.5% 12/1/2052	431,522	426,937
Freddie Mac Gold Pool 5.5% 12/1/2054	1,442,428	1,423,047
Freddie Mac Gold Pool 5.5% 3/1/2053	426,533	421,469
Freddie Mac Gold Pool 5.5% 4/1/2053	616,031	609,487
Freddie Mac Gold Pool 5.5% 4/1/2054	364,953	360,049
Freddie Mac Gold Pool 5.5% 6/1/2039	172,327	173,430
Freddie Mac Gold Pool 5.5% 6/1/2049	117,398	118,242
Freddie Mac Gold Pool 5.5% 7/1/2039	174,002	175,116
Freddie Mac Gold Pool 5.5% 7/1/2054	47,901	47,257
Freddie Mac Gold Pool 5.5% 8/1/2053	193,926	191,502
Freddie Mac Gold Pool 5.5% 9/1/2039	61,123	61,534
Freddie Mac Gold Pool 5.5% 9/1/2053	335,669	334,410
Freddie Mac Gold Pool 5.5% 9/1/2053	49,566	48,976
Freddie Mac Gold Pool 5.5% 9/1/2054	386,598	381,404
Freddie Mac Gold Pool 6% 1/1/2053	681,158	685,703
Freddie Mac Gold Pool 6% 11/1/2053	282,195	283,726
Freddie Mac Gold Pool 6% 11/1/2053	50,503	50,761
Freddie Mac Gold Pool 6% 12/1/2052	82,559	83,109
Freddie Mac Gold Pool 6% 12/1/2053	399,699	405,753
Freddie Mac Gold Pool 6% 3/1/2053	342,482	344,767
Freddie Mac Gold Pool 6% 4/1/2054	727,203	740,918
Freddie Mac Gold Pool 6% 5/1/2054	306,241	307,710
Freddie Mac Gold Pool 6% 7/1/2053	23,091	23,217
Freddie Mac Gold Pool 6.5% 10/1/2053	310,844	317,659
Freddie Mac Gold Pool 6.5% 10/1/2053	633,982	647,881
Freddie Mac Gold Pool 6.5% 11/1/2052	196,541	201,335
Freddie Mac Gold Pool 6.5% 12/1/2053	251,324	259,740
Freddie Mac Gold Pool 6.5% 2/1/2054	442,568	456,696
Freddie Mac Gold Pool 6.5% 6/1/2054	437,172	453,314
Freddie Mac Gold Pool 6.5% 6/1/2054	217,968	227,242
Freddie Mac Gold Pool 6.5% 8/1/2053	79,021	80,803
Freddie Mac Gold Pool 6.5% 9/1/2053	269,194	275,096
Freddie Mac Gold Pool 6.5% 9/1/2054	252,399	263,237
Freddie Mac Gold Pool 7% 1/1/2054	90,907	95,173
Freddie Mac Non Gold Pool 4.5% 2/1/2054	197,097	185,294
Freddie Mac Non Gold Pool 5.5% 4/1/2054	250,896	247,995
Ginnie Mae I Pool 3% 10/20/2042	189,468	169,161
Ginnie Mae I Pool 3% 11/20/2052	170,701	148,250
Ginnie Mae I Pool 3% 7/20/2052	83,732	72,726
Ginnie Mae I Pool 3.5% 10/20/2052	436,756	390,202
Ginnie Mae I Pool 3.5% 10/20/2054	49,857	44,523
Ginnie Mae I Pool 3.5% 11/20/2052	46,193	41,265
Ginnie Mae I Pool 3.5% 12/20/2052	232,211	207,460
Ginnie Mae I Pool 3.5% 7/20/2052	169,384	151,382
Ginnie Mae I Pool 3.5% 9/20/2052	569,455	508,757
Ginnie Mae I Pool 4% 1/20/2053	175,774	162,141
Ginnie Mae I Pool 4% 10/20/2052	703,662	649,141
Ginnie Mae I Pool 4% 12/20/2052	140,341	129,456
Ginnie Mae I Pool 4% 3/20/2047	49,017	45,648
Ginnie Mae I Pool 4% 8/20/2052	256,973	237,062
Ginnie Mae I Pool 4% 9/20/2052	350,408	323,258
Ginnie Mae I Pool 4.5% 10/20/2052	433,414	410,659
Ginnie Mae I Pool 4.5% 11/20/2052	349,789	330,959
Ginnie Mae I Pool 4.5% 4/20/2053	186,561	176,518
Ginnie Mae I Pool 4.5% 5/20/2053	275,945	261,091
Ginnie Mae I Pool 4.5% 8/20/2052	424,094	401,032
Ginnie Mae I Pool 5% 1/20/2053	181,594	176,450
Ginnie Mae I Pool 5% 10/20/2052	419,749	407,859
Ginnie Mae I Pool 5% 11/20/2049	79,937	78,666
Ginnie Mae I Pool 5% 11/20/2052	85,284	82,895
Ginnie Mae I Pool 5% 4/20/2053	353,902	343,767
Ginnie Mae I Pool 5% 6/20/2053	182,635	177,747
Ginnie Mae I Pool 5% 7/20/2052	250,862	243,913
Ginnie Mae I Pool 5% 9/20/2052	83,896	81,598
Ginnie Mae I Pool 5.5% 1/20/2053	158,586	157,503
Ginnie Mae I Pool 5.5% 10/20/2052	315,085	312,836
Ginnie Mae I Pool 5.5% 12/20/2052	157,503	156,625
Ginnie Mae I Pool 5.5% 2/20/2053	161,690	160,789
Ginnie Mae I Pool 5.5% 4/20/2053	461,125	458,554
Ginnie Mae I Pool 5.5% 5/20/2053	351,876	349,914
Ginnie Mae I Pool 6% 1/20/2053	486,113	489,799
Ginnie Mae I Pool 6% 12/20/2052	274,417	276,412
Ginnie Mae I Pool 6.5% 12/20/2052	281,311	286,003
Ginnie Mae II Pool 1.5% 5/20/2051	97,487	74,587
Ginnie Mae II Pool 2% 1/1/2055 (g)	50,000	39,933
Ginnie Mae II Pool 2% 1/20/2052	353,394	282,360
Ginnie Mae II Pool 2% 11/20/2051	900,182	719,521
Ginnie Mae II Pool 2% 12/20/2050	2,012,047	1,608,870
Ginnie Mae II Pool 2% 12/20/2051	158,760	126,898
Ginnie Mae II Pool 2% 2/20/2051	346,357	276,953
Ginnie Mae II Pool 2% 2/20/2052	195,872	156,500
Ginnie Mae II Pool 2% 3/20/2051	2,807,850	2,245,208
Ginnie Mae II Pool 2% 3/20/2052	49,999	39,949
Ginnie Mae II Pool 2% 4/20/2051	2,081,394	1,663,020
Ginnie Mae II Pool 2% 4/20/2052	830,492	663,558
Ginnie Mae II Pool 2% 5/20/2052	389,839	311,418
Ginnie Mae II Pool 2% 6/20/2051	212,589	169,990
Ginnie Mae II Pool 2% 7/20/2051	826,562	660,934
Ginnie Mae II Pool 2.5% 1/1/2055 (g)	600,000	500,340
Ginnie Mae II Pool 2.5% 1/20/2051	400,397	334,808
Ginnie Mae II Pool 2.5% 10/20/2046	23,330	19,720
Ginnie Mae II Pool 2.5% 10/20/2050	616,395	516,002
Ginnie Mae II Pool 2.5% 10/20/2051	76,705	64,020
Ginnie Mae II Pool 2.5% 10/20/2053	130,340	108,846
Ginnie Mae II Pool 2.5% 11/20/2050	641,771	536,844
Ginnie Mae II Pool 2.5% 12/20/2049	121,580	101,816
Ginnie Mae II Pool 2.5% 12/20/2050	575,155	481,119
Ginnie Mae II Pool 2.5% 2/20/2051	282,758	236,175
Ginnie Mae II Pool 2.5% 2/20/2052	952,016	794,580
Ginnie Mae II Pool 2.5% 4/20/2050	61,121	51,166
Ginnie Mae II Pool 2.5% 4/20/2051	63,400	52,955
Ginnie Mae II Pool 2.5% 4/20/2052	188,975	157,694
Ginnie Mae II Pool 2.5% 5/20/2050	56,360	47,180
Ginnie Mae II Pool 2.5% 5/20/2051	1,452,080	1,212,402
Ginnie Mae II Pool 2.5% 5/20/2052	556,003	463,969
Ginnie Mae II Pool 2.5% 6/20/2050	270,216	226,205
Ginnie Mae II Pool 2.5% 7/20/2051	1,883,139	1,571,723
Ginnie Mae II Pool 2.5% 8/20/2050	994,337	832,388
Ginnie Mae II Pool 2.5% 8/20/2051	381,191	318,272
Ginnie Mae II Pool 2.5% 9/20/2050	593,275	496,648
Ginnie Mae II Pool 2.5% 9/20/2051	670,433	559,563
Ginnie Mae II Pool 3% 1/20/2043	3,175	2,832
Ginnie Mae II Pool 3% 1/20/2048	18,795	16,447
Ginnie Mae II Pool 3% 1/20/2050	569,336	495,700
Ginnie Mae II Pool 3% 1/20/2051	16,241	14,147
Ginnie Mae II Pool 3% 10/20/2051	35,180	30,523
Ginnie Mae II Pool 3% 11/20/2047	33,858	29,648
Ginnie Mae II Pool 3% 11/20/2051	90,743	78,730
Ginnie Mae II Pool 3% 11/20/2053	45,094	39,293
Ginnie Mae II Pool 3% 11/20/2054	100,000	86,621
Ginnie Mae II Pool 3% 12/20/2047	193,073	168,946
Ginnie Mae II Pool 3% 12/20/2049	118,024	102,797
Ginnie Mae II Pool 3% 2/20/2046	219,145	192,514
Ginnie Mae II Pool 3% 2/20/2050	321,749	280,135
Ginnie Mae II Pool 3% 2/20/2051	586,603	510,780
Ginnie Mae II Pool 3% 3/20/2043	6,511	5,806
Ginnie Mae II Pool 3% 3/20/2048	68,073	59,566
Ginnie Mae II Pool 3% 3/20/2050	73,202	63,735
Ginnie Mae II Pool 3% 3/20/2052	424,678	368,326
Ginnie Mae II Pool 3% 4/20/2048	76,500	66,940
Ginnie Mae II Pool 3% 4/20/2049	15,662	13,715
Ginnie Mae II Pool 3% 4/20/2050	27,917	24,306
Ginnie Mae II Pool 3% 4/20/2051	613,027	533,022
Ginnie Mae II Pool 3% 4/20/2052	128,610	111,504
Ginnie Mae II Pool 3% 5/20/2051	29,782	25,895
Ginnie Mae II Pool 3% 5/20/2052	1,236,299	1,071,862
Ginnie Mae II Pool 3% 6/20/2050	521,108	453,547
Ginnie Mae II Pool 3% 6/20/2052	87,875	76,160
Ginnie Mae II Pool 3% 7/20/2042	26,194	23,395
Ginnie Mae II Pool 3% 7/20/2046	115,079	101,094
Ginnie Mae II Pool 3% 7/20/2049	205,231	178,880
Ginnie Mae II Pool 3% 7/20/2050	193,717	168,602
Ginnie Mae II Pool 3% 8/20/2043	3,522	3,134
Ginnie Mae II Pool 3% 8/20/2046	767,541	674,267
Ginnie Mae II Pool 3% 8/20/2050	308,495	268,500
Ginnie Mae II Pool 3% 8/20/2051	487,862	423,125
Ginnie Mae II Pool 3% 9/20/2049	73,972	64,428
Ginnie Mae II Pool 3.5% 1/1/2055 (g)	275,000	245,565
Ginnie Mae II Pool 3.5% 1/20/2048	28,143	25,424
Ginnie Mae II Pool 3.5% 1/20/2050	597,242	537,128
Ginnie Mae II Pool 3.5% 11/20/2047	60,965	55,114
Ginnie Mae II Pool 3.5% 12/20/2047	138,637	125,246
Ginnie Mae II Pool 3.5% 12/20/2048	175,689	158,554
Ginnie Mae II Pool 3.5% 12/20/2049	470,326	422,987
Ginnie Mae II Pool 3.5% 12/20/2051	186,239	166,853
Ginnie Mae II Pool 3.5% 2/20/2046	215,136	195,028
Ginnie Mae II Pool 3.5% 2/20/2051	595,632	535,494
Ginnie Mae II Pool 3.5% 3/20/2048	49,886	45,068
Ginnie Mae II Pool 3.5% 3/20/2049	310,188	279,452
Ginnie Mae II Pool 3.5% 4/20/2046	162,944	147,663
Ginnie Mae II Pool 3.5% 4/20/2049	35,454	31,941
Ginnie Mae II Pool 3.5% 4/20/2050	1,036,557	932,225
Ginnie Mae II Pool 3.5% 5/20/2046	39,089	35,423
Ginnie Mae II Pool 3.5% 5/20/2051	61,758	55,523
Ginnie Mae II Pool 3.5% 6/20/2047	34,185	30,926
Ginnie Mae II Pool 3.5% 7/20/2049	176,923	159,226
Ginnie Mae II Pool 3.5% 8/20/2048	43,074	38,873
Ginnie Mae II Pool 3.5% 8/20/2049	29,797	26,817
Ginnie Mae II Pool 3.5% 9/20/2049	13,884	12,487
Ginnie Mae II Pool 4% 1/1/2055 (g)	100,000	92,023
Ginnie Mae II Pool 4% 1/20/2049	130,470	121,258
Ginnie Mae II Pool 4% 1/20/2051	45,330	41,935
Ginnie Mae II Pool 4% 10/20/2048	43,518	40,459
Ginnie Mae II Pool 4% 10/20/2049	215,965	200,379
Ginnie Mae II Pool 4% 11/20/2047	12,886	11,988
Ginnie Mae II Pool 4% 12/20/2047	38,557	35,871
Ginnie Mae II Pool 4% 2/20/2050	300,407	278,727
Ginnie Mae II Pool 4% 2/20/2054	367,950	338,636
Ginnie Mae II Pool 4% 3/20/2048	30,999	28,829
Ginnie Mae II Pool 4% 3/20/2050	426,263	395,367
Ginnie Mae II Pool 4% 4/20/2047	37,475	34,899
Ginnie Mae II Pool 4% 4/20/2048	47,875	44,525
Ginnie Mae II Pool 4% 4/20/2049	89,561	83,097
Ginnie Mae II Pool 4% 5/20/2049	96,966	89,968
Ginnie Mae II Pool 4% 5/20/2050	26,416	24,510
Ginnie Mae II Pool 4% 5/20/2054	173,290	159,485
Ginnie Mae II Pool 4% 6/20/2048	10,596	9,852
Ginnie Mae II Pool 4% 6/20/2049	177,873	165,036
Ginnie Mae II Pool 4% 7/20/2048	20,615	19,166
Ginnie Mae II Pool 4% 8/20/2048	43,463	40,408
Ginnie Mae II Pool 4% 8/20/2050	97,435	90,403
Ginnie Mae II Pool 4% 9/20/2048	21,524	20,011
Ginnie Mae II Pool 4.5% 1/1/2055 (g)	325,000	307,072
Ginnie Mae II Pool 4.5% 1/20/2047	9,297	8,974
Ginnie Mae II Pool 4.5% 1/20/2049	24,107	23,005
Ginnie Mae II Pool 4.5% 1/20/2050	30,193	28,804
Ginnie Mae II Pool 4.5% 1/20/2051	35,295	33,726
Ginnie Mae II Pool 4.5% 10/20/2047	6,172	5,929
Ginnie Mae II Pool 4.5% 10/20/2048	17,814	17,011
Ginnie Mae II Pool 4.5% 10/20/2049	60,424	57,700
Ginnie Mae II Pool 4.5% 10/20/2050	66,767	63,882
Ginnie Mae II Pool 4.5% 11/20/2048	26,718	25,497
Ginnie Mae II Pool 4.5% 11/20/2054	99,999	94,507
Ginnie Mae II Pool 4.5% 12/20/2048	8,313	7,933
Ginnie Mae II Pool 4.5% 12/20/2049	16,616	15,856
Ginnie Mae II Pool 4.5% 12/20/2054	200,000	189,015
Ginnie Mae II Pool 4.5% 2/20/2049	18,319	17,476
Ginnie Mae II Pool 4.5% 2/20/2050	23,667	22,585
Ginnie Mae II Pool 4.5% 3/20/2049	29,643	28,288
Ginnie Mae II Pool 4.5% 3/20/2051	158,789	151,730
Ginnie Mae II Pool 4.5% 4/20/2049	11,000	10,497
Ginnie Mae II Pool 4.5% 4/20/2050	120,401	114,822
Ginnie Mae II Pool 4.5% 4/20/2054	223,559	211,280
Ginnie Mae II Pool 4.5% 5/20/2049	85,396	81,466
Ginnie Mae II Pool 4.5% 5/20/2054	197,248	186,414
Ginnie Mae II Pool 4.5% 6/20/2054	346,065	327,057
Ginnie Mae II Pool 4.5% 7/20/2049	31,463	30,015
Ginnie Mae II Pool 4.5% 7/20/2053	281,155	265,845
Ginnie Mae II Pool 4.5% 8/20/2048	85,828	81,959
Ginnie Mae II Pool 4.5% 8/20/2050	30,322	28,936
Ginnie Mae II Pool 4.5% 8/20/2053	188,699	178,408
Ginnie Mae II Pool 4.5% 9/20/2047	6,352	6,101
Ginnie Mae II Pool 5% 1/1/2055 (g)	1,950,000	1,891,264
Ginnie Mae II Pool 5% 11/20/2047	12,991	12,922
Ginnie Mae II Pool 5% 11/20/2048	6,980	6,860
Ginnie Mae II Pool 5% 11/20/2049	27,604	27,217
Ginnie Mae II Pool 5% 11/20/2053	284,976	276,792
Ginnie Mae II Pool 5% 12/20/2054	200,000	194,054
Ginnie Mae II Pool 5% 3/20/2048	9,025	8,955
Ginnie Mae II Pool 5% 3/20/2050	53,364	52,916
Ginnie Mae II Pool 5% 4/20/2050	121,731	120,328
Ginnie Mae II Pool 5% 5/20/2049	8,016	7,879
Ginnie Mae II Pool 5% 7/20/2048	15,747	15,497
Ginnie Mae II Pool 5% 7/20/2053	460,071	446,896
Ginnie Mae II Pool 5% 8/20/2053	186,805	181,338
Ginnie Mae II Pool 5% 9/20/2048	8,693	8,554
Ginnie Mae II Pool 5% 9/20/2053	184,780	179,373
Ginnie Mae II Pool 5.5% 1/1/2055 (g)	1,200,000	1,189,259
Ginnie Mae II Pool 5.5% 1/20/2049	9,119	9,222
Ginnie Mae II Pool 5.5% 10/20/2053	353,153	351,184
Ginnie Mae II Pool 5.5% 12/20/2053	135,043	133,910
Ginnie Mae II Pool 5.5% 2/20/2054	469,256	465,320
Ginnie Mae II Pool 5.5% 6/20/2054	222,631	220,764
Ginnie Mae II Pool 5.5% 7/20/2054	346,724	343,816
Ginnie Mae II Pool 5.5% 8/20/2053	172,889	171,546
Ginnie Mae II Pool 5.5% 8/20/2054	545,979	541,400
Ginnie Mae II Pool 5.5% 9/20/2047	18,806	19,097
Ginnie Mae II Pool 5.5% 9/20/2053	171,497	170,165
Ginnie Mae II Pool 6% 1/1/2055 (g)	3,025,000	3,043,670
Ginnie Mae II Pool 6% 12/20/2054 (g)	1,400,000	1,410,613
Ginnie Mae II Pool 6% 2/1/2055 (g)	1,450,000	1,456,797
Ginnie Mae II Pool 6.5% 1/1/2055 (g)	1,900,000	1,931,617
Ginnie Mae II Pool 6.5% 2/1/2055 (g)	550,000	558,465
Ginnie Mae II Pool 6.5% 7/20/2053	122,075	124,092
Uniform Mortgage Backed Securities 2% 1/1/2040 (g)	1,350,000	1,192,219
Uniform Mortgage Backed Securities 2% 1/1/2055 (g)	2,450,000	1,903,344
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (g)	2,000,000	1,626,562
Uniform Mortgage Backed Securities 3% 1/1/2055 (g)	50,000	42,413
Uniform Mortgage Backed Securities 3.5% 1/1/2055 (g)	2,800,000	2,474,062
Uniform Mortgage Backed Securities 4% 1/1/2055 (g)	100,000	91,311
Uniform Mortgage Backed Securities 4.5% 1/1/2055 (g)	800,000	751,875
Uniform Mortgage Backed Securities 5% 1/1/2055 (g)	2,750,000	2,652,139
Uniform Mortgage Backed Securities 5.5% 1/1/2055 (g)	900,000	887,590
Uniform Mortgage Backed Securities 7% 1/1/2055 (g)	1,325,000	1,373,445
TOTAL UNITED STATES		245,888,218
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $274,701,202)		245,888,218

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.3%
Financial Services - 0.3%
Fannie Mae 0.875% 8/5/2030	339,000	279,915
Fannie Mae 1.875% 9/24/2026	60,000	57,664
Fannie Mae 5.625% 7/15/2037	100,000	107,064
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	900,000	816,858
Federal Home Loan Bank 0.375% 9/4/2025	160,000	155,821
Federal Home Loan Bank 0.79% 2/25/2026	750,000	720,760
Federal Home Loan Bank 4.75% 3/10/2034	130,000	129,758
Federal Home Loan Bank 5.5% 7/15/2036	150,000	159,548
Freddie Mac Non Gold Pool 0% 11/15/2038 (e)	210,000	104,387
Freddie Mac Non Gold Pool 6.25% 7/15/2032	360,000	398,980
		2,930,755
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 0.75% 5/15/2025	600,000	592,233
Tennessee Valley Authority 2.875% 2/1/2027	130,000	126,320
Tennessee Valley Authority 4.25% 9/15/2065	30,000	24,434
Tennessee Valley Authority 4.375% 8/1/2034	108,000	104,354
Tennessee Valley Authority 5.25% 9/15/2039	200,000	203,921
Tennessee Valley Authority 5.88% 4/1/2036	260,000	281,702
		1,332,964
TOTAL UNITED STATES		4,263,719
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,511,882)		4,263,719

U.S. Treasury Obligations - 44.9%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	2.08	1,031,000	620,075
US Treasury Bonds 1.125% 8/15/2040	1.88	331,000	197,364
US Treasury Bonds 1.25% 5/15/2050	1.46	2,000	947
US Treasury Bonds 1.375% 11/15/2040	1.47 to 1.65	4,440,000	2,748,076
US Treasury Bonds 1.375% 8/15/2050	1.53 to 2.30	2,725,000	1,328,765
US Treasury Bonds 1.625% 11/15/2050	1.64 to 1.84	4,208,000	2,194,072
US Treasury Bonds 1.75% 8/15/2041	1.85 to 3.50	3,170,000	2,052,680
US Treasury Bonds 1.875% 11/15/2051	1.79 to 3.21	3,115,000	1,718,053
US Treasury Bonds 1.875% 2/15/2041	2.13 to 2.33	4,015,000	2,689,692
US Treasury Bonds 1.875% 2/15/2051	2.40 to 2.42	1,514,000	841,917
US Treasury Bonds 2% 11/15/2041	1.92 to 3.43	1,418,000	952,073
US Treasury Bonds 2% 8/15/2051	1.92 to 1.96	1,564,000	893,685
US Treasury Bonds 2.25% 2/15/2052	2.17 to 2.95	1,201,000	728,095
US Treasury Bonds 2.25% 5/15/2041	3.02	280,000	198,700
US Treasury Bonds 2.25% 8/15/2046	2.92 to 3.01	110,000	71,012
US Treasury Bonds 2.25% 8/15/2049	2.20	129,000	79,869
US Treasury Bonds 2.375% 2/15/2042	3.10 to 3.15	780,000	555,324
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.07	2,575,000	1,619,199
US Treasury Bonds 2.5% 2/15/2045	2.34 to 3.37	18,000	12,489
US Treasury Bonds 2.5% 2/15/2046	2.25 to 3.04	112,000	76,590
US Treasury Bonds 2.5% 5/15/2046	2.21 to 2.94	93,000	63,327
US Treasury Bonds 2.75% 11/15/2042	3.00 to 3.39	587,000	438,690
US Treasury Bonds 2.75% 11/15/2047	3.11 to 3.19	107,000	75,080
US Treasury Bonds 2.75% 8/15/2042	2.06 to 3.08	197,000	148,003
US Treasury Bonds 2.75% 8/15/2047	2.90	51,000	35,866
US Treasury Bonds 2.875% 5/15/2043	2.26	20,000	15,148
US Treasury Bonds 2.875% 5/15/2049	2.58	1,000	708
US Treasury Bonds 2.875% 5/15/2052	3.01 to 3.16	1,170,000	818,218
US Treasury Bonds 2.875% 8/15/2045	2.33 to 3.19	156,000	115,061
US Treasury Bonds 3% 11/15/2044	2.96 to 3.09	299,000	226,923
US Treasury Bonds 3% 2/15/2047	3.02	49,000	36,309
US Treasury Bonds 3% 2/15/2048	1.96 to 3.05	87,000	63,819
US Treasury Bonds 3% 2/15/2049	2.86 to 3.09	134,000	97,491
US Treasury Bonds 3% 5/15/2042	3.05	89,000	69,849
US Treasury Bonds 3% 5/15/2045	3.33	4,000	3,022
US Treasury Bonds 3% 5/15/2047	2.22 to 3.22	48,000	35,472
US Treasury Bonds 3% 8/15/2048	3.43	3,000	2,190
US Treasury Bonds 3% 8/15/2052	3.29 to 4.40	4,160,000	2,984,660
US Treasury Bonds 3.125% 11/15/2041	2.27 to 3.00	113,000	90,930
US Treasury Bonds 3.125% 2/15/2042	2.95 to 3.03	65,000	52,147
US Treasury Bonds 3.125% 2/15/2043	2.52 to 3.10	838,000	661,962
US Treasury Bonds 3.125% 5/15/2048	2.62 to 3.05	29,000	21,723
US Treasury Bonds 3.125% 8/15/2044	3.02 to 3.31	167,000	129,696
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	400,000	325,356
US Treasury Bonds 3.375% 11/15/2048	2.31 to 2.99	157,000	122,621
US Treasury Bonds 3.375% 5/15/2044	2.25 to 3.13	886,000	718,074
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.62	5,620,000	4,639,041
US Treasury Bonds 3.5% 2/15/2039	3.31	8,000	7,012
US Treasury Bonds 3.625% 2/15/2044	2.23 to 3.24	2,427,000	2,047,819
US Treasury Bonds 3.625% 2/15/2053	3.63 to 4.17	600,000	487,494
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.28	2,520,000	2,048,514
US Treasury Bonds 3.75% 11/15/2043	2.97 to 3.20	1,120,000	964,385
US Treasury Bonds 3.75% 8/15/2041	3.39	45,000	39,586
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.59	2,990,000	2,638,160
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.36	1,750,000	1,541,330
US Treasury Bonds 3.875% 8/15/2040	3.17	52,000	46,793
US Treasury Bonds 4% 11/15/2042	3.69 to 4.13	3,480,000	3,131,219
US Treasury Bonds 4% 11/15/2052	3.63 to 3.97	4,160,000	3,623,812
US Treasury Bonds 4.125% 8/15/2044	4.05 to 4.65	7,900,000	7,149,261
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,260,000	1,122,211
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	6,841,000	6,240,704
US Treasury Bonds 4.25% 8/15/2054	4.10 to 4.51	5,620,000	5,132,189
US Treasury Bonds 4.375% 11/15/2039	3.16	24,000	23,002
US Treasury Bonds 4.375% 2/15/2038	3.00	12,000	11,671
US Treasury Bonds 4.375% 5/15/2041	2.80	32,000	30,473
US Treasury Bonds 4.375% 8/15/2043	4.48 to 5.26	2,070,000	1,947,709
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.78	2,466,000	2,351,153
US Treasury Bonds 4.5% 2/15/2044	4.48 to 4.90	2,160,000	2,061,654
US Treasury Bonds 4.5% 5/15/2038	2.97 to 2.99	92,000	90,532
US Treasury Bonds 4.5% 8/15/2039	2.90	17,000	16,547
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	2,300,000	2,230,103
US Treasury Bonds 4.625% 5/15/2044	4.18 to 4.71	4,470,000	4,333,475
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	4,420,000	4,294,462
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	5,080,000	5,015,870
US Treasury Bonds 4.75% 2/15/2041	3.05	48,000	47,774
US Treasury Bonds 5.5% 8/15/2028	2.92	4,000	4,167
US Treasury Notes 0.25% 5/31/2025	0.28 to 0.52	224,000	220,365
US Treasury Notes 0.25% 7/31/2025	0.29	45,000	43,976
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	509,000	460,994
US Treasury Notes 0.375% 9/30/2027	0.60	1,151,000	1,035,753
US Treasury Notes 0.5% 10/31/2027	1.05	3,232,000	2,909,156
US Treasury Notes 0.5% 2/28/2026	0.76	1,948,000	1,866,319
US Treasury Notes 0.5% 4/30/2027	0.53	718,000	658,606
US Treasury Notes 0.5% 5/31/2027	0.52 to 0.53	1,393,000	1,273,692
US Treasury Notes 0.5% 6/30/2027	0.41 to 0.47	2,827,000	2,577,484
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.66	1,680,000	1,513,109
US Treasury Notes 0.625% 12/31/2027	0.66 to 0.74	3,820,000	3,430,388
US Treasury Notes 0.625% 3/31/2027	0.52 to 0.53	1,460,000	1,347,948
US Treasury Notes 0.625% 5/15/2030	0.81 to 1.39	2,549,000	2,091,546
US Treasury Notes 0.625% 7/31/2026	0.82 to 0.96	5,694,000	5,381,095
US Treasury Notes 0.625% 8/15/2030	1.71	360,000	292,354
US Treasury Notes 0.75% 1/31/2028	0.93	98,000	88,055
US Treasury Notes 0.75% 3/31/2026	0.85	2,331,000	2,232,723
US Treasury Notes 0.75% 4/30/2026	1.11	961,000	917,897
US Treasury Notes 0.75% 5/31/2026	0.74	1,269,000	1,208,619
US Treasury Notes 1% 7/31/2028	1.13 to 1.34	1,229,000	1,094,104
US Treasury Notes 1.125% 2/28/2027	0.54 to 0.75	691,000	646,846
US Treasury Notes 1.125% 2/29/2028	1.28	624,000	566,013
US Treasury Notes 1.125% 8/31/2028	1.39	110,000	98,111
US Treasury Notes 1.25% 11/30/2026	3.75	545,000	515,256
US Treasury Notes 1.25% 12/31/2026	2.48 to 2.49	2,240,000	2,112,690
US Treasury Notes 1.25% 3/31/2028	1.17 to 1.34	2,218,000	2,014,402
US Treasury Notes 1.25% 4/30/2028	1.24	2,488,000	2,253,983
US Treasury Notes 1.25% 8/15/2031	1.54 to 3.02	6,574,000	5,364,925
US Treasury Notes 1.25% 9/30/2028	1.43	748,000	668,500
US Treasury Notes 1.375% 10/31/2028	1.42 to 1.45	580,000	519,489
US Treasury Notes 1.375% 8/31/2026	1.72	253,000	241,441
US Treasury Notes 1.5% 1/31/2027	0.69 to 1.74	5,287,000	4,999,957
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.75	1,091,000	979,861
US Treasury Notes 1.5% 2/15/2030	0.76 to 1.66	876,000	760,644
US Treasury Notes 1.5% 8/15/2026	2.59 to 2.95	557,000	533,203
US Treasury Notes 1.625% 10/31/2026	1.86	457,000	436,126
US Treasury Notes 1.625% 11/30/2026	1.76 to 1.84	180,000	171,400
US Treasury Notes 1.625% 2/15/2026	2.79 to 2.87	261,000	253,542
US Treasury Notes 1.625% 5/15/2026	2.93 to 3.03	264,000	254,810
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.92	66,000	58,578
US Treasury Notes 1.625% 9/30/2026	1.69 to 1.85	653,000	624,470
US Treasury Notes 1.75% 1/31/2029	1.82	81,000	73,144
US Treasury Notes 1.875% 2/28/2029	1.75	230,000	208,313
US Treasury Notes 1.875% 6/30/2026	1.61 to 1.88	589,000	569,008
US Treasury Notes 1.875% 7/31/2026	1.48 to 1.61	909,000	876,411
US Treasury Notes 2% 11/15/2026	3.19	25,000	23,994
US Treasury Notes 2% 2/15/2025	2.88	82,000	81,766
US Treasury Notes 2% 8/15/2025	2.83	50,000	49,306
US Treasury Notes 2.125% 5/15/2025	2.86	13,000	12,898
US Treasury Notes 2.25% 11/15/2027	1.54 to 2.95	682,000	644,808
US Treasury Notes 2.25% 2/15/2027	2.55 to 3.08	393,000	377,145
US Treasury Notes 2.25% 8/15/2027	1.47 to 3.22	639,000	607,392
US Treasury Notes 2.375% 4/30/2026	1.89 to 2.35	405,000	395,188
US Treasury Notes 2.375% 5/15/2027	2.84 to 2.91	46,000	44,053
US Treasury Notes 2.5% 2/28/2026	2.44	191,000	187,251
US Treasury Notes 2.5% 3/31/2027	2.68 to 3.06	2,220,000	2,137,644
US Treasury Notes 2.625% 1/31/2026	2.49 to 2.59	461,000	453,193
US Treasury Notes 2.625% 2/15/2029	1.55 to 2.56	391,000	365,558
US Treasury Notes 2.625% 5/31/2027	2.84	2,770,000	2,666,611
US Treasury Notes 2.625% 7/31/2029	2.92	4,810,000	4,462,429
US Treasury Notes 2.75% 2/15/2028	2.36 to 2.86	363,000	346,610
US Treasury Notes 2.75% 4/30/2027	2.93	2,550,000	2,465,273
US Treasury Notes 2.75% 5/31/2029	2.88	530,000	495,533
US Treasury Notes 2.75% 6/30/2025	2.93	113,000	112,190
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.18	2,460,000	2,369,160
US Treasury Notes 2.75% 8/15/2032	3.18 to 4.25	7,776,000	6,895,984
US Treasury Notes 2.875% 5/15/2028	2.20 to 2.68	216,000	206,324
US Treasury Notes 2.875% 5/15/2032	2.98	120,000	107,772
US Treasury Notes 2.875% 5/31/2025	2.61	144,000	143,166
US Treasury Notes 2.875% 8/15/2028	2.75 to 3.24	113,000	107,492
US Treasury Notes 3% 10/31/2025	2.67	130,000	128,680
US Treasury Notes 3% 9/30/2025	2.76	148,000	146,652
US Treasury Notes 3.125% 11/15/2028	1.54 to 2.89	940,000	899,473
US Treasury Notes 3.125% 8/31/2027	3.33 to 4.09	1,900,000	1,845,284
US Treasury Notes 3.125% 8/31/2029	3.97	820,000	776,699
US Treasury Notes 3.25% 6/30/2027	3.04	70,000	68,358
US Treasury Notes 3.25% 6/30/2029	2.70	100,000	95,423
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.96	3,460,000	3,179,662
US Treasury Notes 3.375% 9/15/2027	3.44 to 3.56	3,590,000	3,508,219
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.20	2,820,000	2,755,357
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	2,340,000	2,244,942
US Treasury Notes 3.5% 2/15/2033	4.08	180,000	167,453
US Treasury Notes 3.5% 4/30/2028	3.51 to 4.02	4,620,000	4,503,977
US Treasury Notes 3.5% 4/30/2030	3.88	660,000	631,588
US Treasury Notes 3.5% 9/30/2026	3.65 to 4.08	7,270,000	7,178,427
US Treasury Notes 3.5% 9/30/2029	3.57	2,150,000	2,068,717
US Treasury Notes 3.625% 3/31/2028	3.62 to 3.77	1,770,000	1,733,578
US Treasury Notes 3.625% 3/31/2030	3.45 to 3.74	3,450,000	3,324,939
US Treasury Notes 3.625% 9/30/2031	3.64 to 4.14	1,760,000	1,672,459
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.98	1,670,000	1,632,511
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	1,360,000	1,310,312
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	2,570,000	2,487,475
US Treasury Notes 3.75% 6/30/2030	4.30 to 4.39	1,600,000	1,547,808
US Treasury Notes 3.75% 8/15/2027	3.73	4,490,000	4,432,955
US Treasury Notes 3.75% 8/31/2026	3.59	1,840,000	1,825,437
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.65	2,040,000	1,954,479
US Treasury Notes 3.875% 10/15/2027	4.03 to 4.16	6,030,000	5,966,623
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	1,840,000	1,819,233
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.99	2,450,000	2,394,983
US Treasury Notes 3.875% 12/31/2027	3.58 to 3.89	2,950,000	2,916,910
US Treasury Notes 3.875% 8/15/2033	4.20 to 4.88	1,590,000	1,513,234
US Treasury Notes 3.875% 8/15/2034	3.75 to 4.29	5,910,000	5,592,522
US Treasury Notes 4% 1/15/2027	4.01	1,440,000	1,432,920
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	4,380,000	4,320,002
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	3,980,000	3,883,083
US Treasury Notes 4% 10/31/2029	3.74 to 4.18	1,950,000	1,917,183
US Treasury Notes 4% 12/15/2027	4.22 to 4.28	5,410,000	5,368,992
US Treasury Notes 4% 2/15/2026	3.85	720,000	718,103
US Treasury Notes 4% 2/15/2034	4.22 to 4.69	1,060,000	1,014,801
US Treasury Notes 4% 2/28/2030	3.49 to 3.59	1,610,000	1,580,194
US Treasury Notes 4% 2/29/2028	3.51 to 3.59	3,120,000	3,091,630
US Treasury Notes 4% 6/30/2028	4.13 to 4.43	5,210,000	5,156,130
US Treasury Notes 4% 7/31/2029	3.62	1,930,000	1,900,195
US Treasury Notes 4% 7/31/2030	4.07 to 4.32	1,800,000	1,762,237
US Treasury Notes 4.125% 10/31/2026	4.16	2,450,000	2,444,423
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	2,270,000	2,261,044
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.34	5,850,000	5,726,045
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.29	3,790,000	3,773,276
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	2,940,000	2,867,437
US Treasury Notes 4.125% 11/30/2029	4.08	1,110,000	1,097,389
US Treasury Notes 4.125% 11/30/2031	4.32	730,000	714,414
US Treasury Notes 4.125% 2/15/2027	4.42 to 4.43	1,840,000	1,834,986
US Treasury Notes 4.125% 6/15/2026	4.50 to 4.53	2,680,000	2,675,395
US Treasury Notes 4.125% 7/31/2028	4.36 to 4.40	1,940,000	1,926,611
US Treasury Notes 4.125% 7/31/2031	3.70 to 3.96	7,100,000	6,961,193
US Treasury Notes 4.125% 8/31/2030	4.63	2,270,000	2,235,054
US Treasury Notes 4.125% 9/30/2027	4.00 to 4.37	4,180,000	4,163,493
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	3,640,000	3,545,129
US Treasury Notes 4.25% 11/30/2026	4.17	1,750,000	1,749,652
US Treasury Notes 4.25% 12/31/2026	4.25	830,000	830,068
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	1,820,000	1,811,493
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.32	4,050,000	4,004,048
US Treasury Notes 4.25% 3/15/2027	4.37 to 4.40	1,280,000	1,279,666
US Treasury Notes 4.25% 6/30/2029	4.08 to 4.24	8,240,000	8,197,888
US Treasury Notes 4.25% 6/30/2031	4.11 to 4.16	7,480,000	7,385,940
US Treasury Notes 4.375% 11/30/2028	4.24 to 4.29	3,730,000	3,731,510
US Treasury Notes 4.375% 11/30/2030	3.81 to 4.36	2,370,000	2,361,372
US Treasury Notes 4.375% 12/31/2029	4.39	1,640,000	1,639,176
US Treasury Notes 4.375% 12/31/2031	4.49	1,830,000	1,831,523
US Treasury Notes 4.375% 5/15/2034	3.96 to 4.49	4,520,000	4,450,523
US Treasury Notes 4.375% 7/15/2027	3.71 to 4.24	12,670,000	12,705,686
US Treasury Notes 4.375% 7/31/2026	3.91 to 4.39	9,660,000	9,675,940
US Treasury Notes 4.375% 8/15/2026	4.66	720,000	721,331
US Treasury Notes 4.5% 11/15/2033	4.34 to 4.54	1,280,000	1,274,206
US Treasury Notes 4.5% 4/15/2027	4.87	440,000	442,207
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.73	4,550,000	4,572,663
US Treasury Notes 4.5% 5/31/2029	4.49	1,280,000	1,286,116
US Treasury Notes 4.5% 7/15/2026	4.66 to 4.72	2,090,000	2,097,524
US Treasury Notes 4.625% 11/15/2026	4.42 to 4.47	2,850,000	2,868,572
US Treasury Notes 4.625% 2/28/2026	4.61	2,720,000	2,731,006
US Treasury Notes 4.625% 4/30/2031	4.51 to 4.70	2,500,000	2,521,128
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	2,450,000	2,470,119
US Treasury Notes 4.625% 6/30/2026	4.42 to 4.73	9,360,000	9,410,125
US Treasury Notes 4.625% 9/15/2026	4.79	2,240,000	2,253,342
US Treasury Notes 4.625% 9/30/2028	4.60	3,190,000	3,219,828
US Treasury Notes 4.875% 10/31/2028	4.82	860,000	875,466
US Treasury Notes 4.875% 10/31/2030	4.89	990,000	1,011,845
US Treasury Notes 4.875% 4/30/2026	4.95 to 5.03	8,790,000	8,858,269
US Treasury Notes 4.875% 5/31/2026	4.83 to 4.86	7,660,000	7,723,421
TOTAL U.S. TREASURY OBLIGATIONS (Cost $463,172,496)			435,140,571

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	11,105,980	11,108,201
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	5,580,159	5,580,718
TOTAL MONEY MARKET FUNDS (Cost $16,688,919)			16,688,919

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,088,996,595)	999,756,210
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(30,248,184)
NET ASSETS - 100.0%	969,508,026

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 1/1/2055	(2,850,000)	(2,867,590)
Ginnie Mae II Pool 6.5% 1/1/2055	(550,000)	(559,152)
Uniform Mortgage Backed Securities 2% 1/1/2055	(150,000)	(116,531)
Uniform Mortgage Backed Securities 3.5% 1/1/2055	(100,000)	(88,359)
Uniform Mortgage Backed Securities 4% 1/1/2055	(100,000)	(91,312)
Uniform Mortgage Backed Securities 4.5% 1/1/2055	(325,000)	(305,449)
Uniform Mortgage Backed Securities 5% 1/1/2055	(1,225,000)	(1,181,407)
Uniform Mortgage Backed Securities 5.5% 1/1/2055	(400,000)	(394,484)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(5,604,284)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,619,889)		(5,604,284)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,662,213 or 0.2% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,187,186	249,437,349	240,516,166	311,878	(168)	-	11,108,201	11,105,980	0.0%
Fidelity Securities Lending Cash Central Fund	-	14,362,028	8,781,310	1,365	-	-	5,580,718	5,580,159	0.0%
Total	2,187,186	263,799,377	249,297,476	313,243	(168)	-	16,688,919	16,686,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,993,494	-	2,993,494	-

Bank Notes
Financials	2,153,928	-	2,153,928	-

Commercial Mortgage Securities	11,183,750	-	11,183,750	-

Foreign Government and Government Agency Obligations	14,224,662	-	14,224,662	-

Municipal Securities
Education	276,024	-	276,024	-
Electric Utilities	95,962	-	95,962	-
General Obligations	1,328,803	-	1,328,803	-
Health Care	211,120	-	211,120	-
Special Tax	372,124	-	372,124	-
Transportation	1,108,945	-	1,108,945	-
Water & Sewer	178,727	-	178,727	-

Non-Convertible Corporate Bonds
Communication Services	18,461,313	-	18,461,313	-
Consumer Discretionary	15,396,144	-	15,396,144	-
Consumer Staples	15,410,980	-	15,410,980	-
Energy	16,690,095	-	16,690,095	-
Financials	95,903,433	-	95,903,433	-
Health Care	27,708,061	-	27,708,061	-
Industrials	16,484,766	-	16,484,766	-
Information Technology	18,604,186	-	18,604,186	-
Materials	7,492,932	-	7,492,932	-
Real Estate	9,623,986	-	9,623,986	-
Utilities	21,871,348	-	21,871,348	-

U.S. Government Agency - Mortgage Securities	245,888,218	-	245,888,218	-

U.S. Government Agency Obligations
Financials	2,930,755	-	2,930,755	-
Utilities	1,332,964	-	1,332,964	-

U.S. Treasury Obligations	435,140,571	-	435,140,571	-

Money Market Funds	16,688,919	16,688,919	-	-
Total Investments in Securities:	999,756,210	16,688,919	983,067,291	-
Other Financial Instruments:
TBA Sale Commitments	(5,604,284)	-	(5,604,284)	-
Total Other Financial Instruments:	(5,604,284)	-	(5,604,284)	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $5,404,577) - See accompanying schedule:
Unaffiliated issuers (cost $1,072,307,676)	$983,067,291
Fidelity Central Funds (cost $16,688,919)	16,688,919

Total Investment in Securities (cost $1,088,996,595)		$999,756,210
Cash		175,990
Foreign currency held at value (cost $86)		82
Receivable for investments sold		3,518,013
Receivable for TBA sale commitments		5,619,889
Receivable for fund shares sold		349,629
Interest receivable		7,652,303
Distributions receivable from Fidelity Central Funds		23,936
Total assets		1,017,096,052
Liabilities
Payable for investments purchased
Regular delivery	$9,929,784
Delayed delivery	25,914,224
TBA sale commitments, at value	5,604,284
Payable for fund shares redeemed	380,164
Accrued management fee	72,840
Distribution and service plan fees payable	65,546
Other affiliated payables	40,466
Collateral on securities loaned	5,580,718
Total liabilities		47,588,026
Net Assets		$969,508,026
Net Assets consist of:
Paid in capital		$1,075,465,497
Total accumulated earnings (loss)		(105,957,471)
Net Assets		$969,508,026

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($645,582,496 ÷ 67,918,820 shares)		$9.51
Service Class :
Net Asset Value, offering price and redemption price per share ($12,218,359 ÷ 1,285,616 shares)		$9.50
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($311,707,171 ÷ 32,919,604 shares)		$9.47
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$30,998,331
Income from Fidelity Central Funds (including $1,365 from security lending)		313,243
Total income		31,311,574
Expenses
Management fee	$784,003
Transfer agent fees	435,557
Distribution and service plan fees	655,519
Independent trustees' fees and expenses	2,205
Miscellaneous	5,157
Total expenses before reductions	1,882,441
Expense reductions	(9,634)
Total expenses after reductions		1,872,807
Net Investment income (loss)		29,438,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,854,088)
Fidelity Central Funds	(168)
Total net realized gain (loss)		(5,854,256)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,483,040)
Assets and liabilities in foreign currencies	(4)
TBA Sale commitments	20,264
Total change in net unrealized appreciation (depreciation)		(14,462,780)
Net gain (loss)		(20,317,036)
Net increase (decrease) in net assets resulting from operations		$9,121,731
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,438,767	$19,791,679
Net realized gain (loss)	(5,854,256)	(6,898,786)
Change in net unrealized appreciation (depreciation)	(14,462,780)	24,384,524
Net increase (decrease) in net assets resulting from operations	9,121,731	37,277,417
Distributions to shareholders	(26,463,803)	(17,505,569)

Share transactions - net increase (decrease)	208,450,192	108,820,685
Total increase (decrease) in net assets	191,108,120	128,592,533

Net Assets
Beginning of period	778,399,906	649,807,373
End of period	$969,508,026	$778,399,906

Financial Highlights
VIP Bond Index Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.40	$11.02	$11.35	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.333	.274	.196	.132	.183
Net realized and unrealized gain (loss)	(.212)	.233	(1.646)	(.353)	.621
Total from investment operations	.121	.507	(1.450)	(.221)	.804
Distributions from net investment income	(.281)	(.237)	(.170)	(.109)	(.104)
Distributions from net realized gain	-	-	-	-	(.030)
Total distributions	(.281)	(.237)	(.170)	(.109)	(.134)
Net asset value, end of period	$9.51	$9.67	$9.40	$11.02	$11.35
Total Return C,D	1.21%	5.47%	(13.19)%	(1.95)%	7.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.14%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	3.45%	2.89%	1.97%	1.19%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$645,582	$558,733	$461,166	$513,626	$569,594
Portfolio turnover rate G	62%	36%	33%	138%	101%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Bond Index Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.41	$11.03	$11.37	$10.67
Income from Investment Operations
Net investment income (loss) A,B	.324	.261	.185	.119	.171
Net realized and unrealized gain (loss)	(.224)	.234	(1.645)	(.352)	.632
Total from investment operations	.100	.495	(1.460)	(.233)	.803
Distributions from net investment income	(.270)	(.235)	(.160)	(.107)	(.073)
Distributions from net realized gain	-	-	-	-	(.030)
Total distributions	(.270)	(.235)	(.160)	(.107)	(.103)
Net asset value, end of period	$9.50	$9.67	$9.41	$11.03	$11.37
Total Return C,D	.99%	5.34%	(13.27)%	(2.05)%	7.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.24%	.24%	.24%	.24%	.24%
Expenses net of all reductions	.24%	.24%	.24%	.24%	.24%
Net investment income (loss)	3.35%	2.79%	1.87%	1.09%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$12,218	$11,066	$3,144	$2,759	$550
Portfolio turnover rate G	62%	36%	33%	138%	101%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Bond Index Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$9.37	$10.98	$11.32	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.308	.249	.170	.104	.161
Net realized and unrealized gain (loss)	(.208)	.225	(1.636)	(.357)	.614
Total from investment operations	.100	.474	(1.466)	(.253)	.775
Distributions from net investment income	(.260)	(.214)	(.144)	(.087)	(.105)
Distributions from net realized gain	-	-	-	-	(.030)
Total distributions	(.260)	(.214)	(.144)	(.087)	(.135)
Net asset value, end of period	$9.47	$9.63	$9.37	$10.98	$11.32
Total Return C,D	1.00%	5.13%	(13.38)%	(2.24)%	7.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.39%	.37%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.39%	.37%
Expenses net of all reductions	.39%	.39%	.39%	.39%	.37%
Net investment income (loss)	3.20%	2.64%	1.72%	.94%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$311,707	$208,601	$185,497	$227,058	$215,977
Portfolio turnover rate G	62%	36%	33%	138%	101%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for overnight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,681,755
Gross unrealized depreciation	(89,684,173)
Net unrealized appreciation (depreciation)	$(87,002,418)
Tax Cost	$1,086,774,233

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,129,946
Capital loss carryforward	$(24,084,997)
Net unrealized appreciation (depreciation) on securities and other investments	$(87,002,422)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(7,336,028)
Long-term	(16,748,969)
Total capital loss carryforward	$(24,084,997)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$26,463,803	$ 17,505,569

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	295,009,818	242,515,235
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$11,089
Service Class 2	644,430
$655,519

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$301,127
Service Class	5,544
Service Class 2	128,886
$435,557

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Bond Index Portfolio	124	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,634.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$18,353,549	$12,805,218
Service Class	315,045	230,657
Service Class 2	7,795,209	4,469,694
Total	$26,463,803	$17,505,569
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Bond Index Portfolio
Initial Class
Shares sold	16,473,534	13,031,159	$159,670,830	$124,143,132
Reinvestment of distributions	1,896,668	1,361,916	18,353,549	12,805,218
Shares redeemed	(8,247,566)	(5,646,805)	(79,126,393)	(53,362,229)
Net increase (decrease)	10,122,636	8,746,270	$98,897,986	$83,586,121
Service Class
Shares sold	579,163	1,097,939	$5,619,010	$10,375,229
Reinvestment of distributions	32,299	24,384	312,431	228,382
Shares redeemed	(470,805)	(311,509)	(4,537,114)	(2,959,926)
Net increase (decrease)	140,657	810,814	$1,394,327	$7,643,685
Service Class 2
Shares sold	15,835,287	4,148,380	$153,051,195	$39,219,792
Reinvestment of distributions	807,277	476,666	7,792,848	4,467,751
Shares redeemed	(5,373,399)	(2,761,504)	(52,686,164)	(26,096,664)
Net increase (decrease)	11,269,165	1,863,542	$108,157,879	$17,590,879
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Bond Index Portfolio	55%	2	38%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Bond Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Bond Index Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 41.80% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $26,463,804 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Bond Index Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Initial Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of Initial Class, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Initial Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Initial Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Initial Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Initial Class of the fund below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.14%; Service Class: 0.24%; and Service Class 2: 0.39%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9887310.106
VUSB-ANN-0325
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Investment Grade Bond Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	800,000	806,300
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	3,422,000	3,446,334
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	5,437,000	5,466,474
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	2,568,000	2,584,081
TOTAL BAILIWICK OF JERSEY		12,303,189
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	822,019	833,994
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	1,164,999	1,177,585
TOTAL CANADA		2,011,579
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.0416% 7/22/2037 (b)(c)(d)	1,752,000	1,763,915
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	3,101,000	3,124,530
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	5,797,905	5,806,289
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	2,835,654	2,835,637
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	4,612,000	4,616,884
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	3,701,000	3,704,842
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	1,923,930	1,926,298
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	2,566,000	2,579,438
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	4,768,241	4,773,586
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	4,022,144	4,026,673
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	2,392,281	2,395,664
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 1.26% 1/15/2038 (b)(c)(d)	2,392,000	2,392,000
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)	3,594,000	3,609,231
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	4,224,812	4,234,195
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)	4,846,852	4,856,517
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	354,900	355,135
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6852% 1/20/2038 (b)(c)(d)	2,444,000	2,445,009
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	3,967,000	3,982,376
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	2,218,566	2,221,577
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	2,890,000	2,895,023
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	3,494,185	3,500,398
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	3,598,073	3,601,308
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	3,860,350	3,866,503
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	2,526,193	2,531,877
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	3,244,000	3,263,711
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	3,148,000	3,160,350
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	1,889,869	1,890,218
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	1,005,251	1,007,542
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	3,105,000	3,110,428
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	4,331,000	4,338,298
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	1,600,000	1,604,274
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	4,033,000	4,054,927
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	2,357,041	2,361,998
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	901,084	856,021
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	2,531,935	2,537,310
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	2,010,000	2,025,746
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	5,870,431	5,876,847
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	1,852,000	1,863,592
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	4,047,691	4,054,815
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	4,115,814	4,124,400
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.4618% 7/15/2034 (b)(c)(d)	2,572,810	2,573,253
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	1,041,994	1,042,932
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	4,363,331	4,384,943
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	2,000,000	2,000,342
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	3,374,400	3,382,860
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	3,646,000	3,652,406
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 1.24% 1/15/2038 (b)(c)(d)	3,245,000	3,245,000
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	1,899,644	1,901,770
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	2,994,000	3,009,868
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	5,025,000	5,053,522
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 6.3132% 1/22/2038 (b)(c)(d)	3,652,000	3,652,621
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	2,820,000	2,825,426
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	800,000	801,161
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	1,231,000	1,231,314
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,913,000	1,915,584
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	1,408,460	1,410,405
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	1,961,764	1,839,781
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	4,820,896	4,827,713
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	1,572,000	1,574,724
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	4,874,693	4,885,086
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	5,044,198	5,050,866
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	2,544,000	2,555,636
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	579,442	580,018
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	3,547,707	3,551,517
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	1,905,920	1,832,894
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	2,393,672	2,274,084
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	2,428,000	2,440,138
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	1,200,896	1,200,896
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	4,837,926	4,843,886
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 1.31% 1/20/2038 (b)(c)(d)	1,201,000	1,201,210
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		204,917,238
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	1,691,204	1,694,315
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	2,499,000	2,518,311
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	3,019,149	3,021,755
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	3,329,000	3,341,907
TOTAL MULTI-NATIONAL		8,881,973
UNITED STATES - 3.4%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	2,259,963	2,275,935
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	2,065,975	2,080,575
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	1,115,798	845,211
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	101,139	98,114
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	1,799,262	1,727,424
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	713,637	428,325
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	1,986,221	1,852,864
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	4,698,755	4,275,941
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	417,727	417,684
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/2028 (d)	129,360	129,679
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	600,000	604,321
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	658,305	660,544
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	2,994,000	3,020,940
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	1,106,000	1,111,407
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,889,000	1,902,328
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	3,780,000	3,799,928
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	579,663	556,498
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	161,711	141,494
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	3,615,104	3,622,200
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	3,635,966	3,317,900
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (d)(e)	1,811,803	1,808,107
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	730,000	738,986
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	245,064	245,256
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,737,000	1,768,158
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,374,000	1,395,897
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	579,952	550,956
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	1,889,183	1,738,172
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	1,232,658	875,335
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	430,155	413,332
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	4,498,016	4,499,600
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	679,610	672,941
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	1,776,000	1,789,468
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	900,000	909,768
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	244,097	244,300
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,191,015	3,094,987
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	276,116	277,189
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	770,000	781,518
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	700,000	701,533
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	598,000	605,881
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	2,300,000	2,305,627
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	3,140,000	3,144,983
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	2,260,170	2,302,777
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	1,100,000	1,109,279
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	1,100,000	1,118,938
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	3,037,000	3,041,021
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (d)	1,000,000	981,936
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	2,100,000	2,110,003
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,600,000	1,617,267
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	786,000	790,114
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	2,515,000	2,516,176
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	3,080,000	3,101,178
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	800,000	807,971
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	1,049,021	1,007,054
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	700,000	706,906
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	2,675,000	2,641,611
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	369,856	371,523
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,000,000	2,023,664
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,300,000	1,294,034
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	1,042,431	1,055,049
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,600,000	1,615,603
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	1,000,000	1,000,801
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6982% 1/25/2036 (b)(c)	17,489	17,376
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	645,021	648,292
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	2,613,450	2,403,497
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	2,866,930	2,754,785
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	2,561,565	2,320,433
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	1,002,350	1,001,566
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	736,618	715,375
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	2,017,375	1,896,393
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	411,408	349,713
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	3,520,000	3,516,392
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	1,356,000	1,313,873
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	1,037,000	945,816
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,600,000	1,619,887
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,500,000	1,499,352
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	1,090,000	1,100,686
Subway Funding LLC 2024-1X Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	2,734,000	2,806,101
Subway Funding LLC 2024-1X Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	4,031,000	3,924,765
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	5,244,000	5,307,310
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	3,117,000	3,170,701
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	3,866,000	3,775,267
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	1,907,000	1,852,902
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.3132% 9/25/2034 (b)(c)	3,777	3,874
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	1,685,764	1,691,681
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	493,711	494,728
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	1,343,600	1,344,958
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	400,000	400,485
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (d)	800,000	794,262
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (d)	1,500,000	1,517,071
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	2,957,000	2,960,647
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	1,303,738	1,347,883
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,974,000	1,976,186
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	965,000	971,864
TOTAL UNITED STATES		149,088,332
TOTAL ASSET-BACKED SECURITIES (Cost $380,900,419)		378,896,626

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Discover Bank USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,567,000	1,595,761
KeyBank NA/Cleveland OH 6.95% 2/1/2028	800,000	834,147
Regions Bank/Birmingham AL 6.45% 6/26/2037	4,383,000	4,468,172

TOTAL BANK NOTES (Cost $8,378,870)		6,898,080

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	2,403,435	2,185,355
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)	3,935,877	3,536,295
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	1,772,958	1,741,714
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	2,346,301	2,322,463
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (d)	1,653,240	1,643,155
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	959,486	936,587
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	712,610	702,263
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	5,070,323	4,484,334
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	1,001,040	897,752
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	865,606	750,942
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	427,697	374,288
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	642,877	551,269
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	104,232	84,034
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	110,332	89,634
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	117,252	95,255
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	359,486	294,539
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	96,609	82,891
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	1,130,640	965,047
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	740,417	636,758
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,705,367	1,467,514
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	157,919	133,983
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	371,103	332,994
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	431,451	387,042
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	337,878	310,422
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	380,107	343,082
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	214,961	191,798
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	531,132	509,084
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	1,093,318	948,534
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,981,822	2,557,291
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	114,695	98,100
Fannie Mae Guaranteed REMICS Series 2022-42 Class BA, 4% 6/25/2050	1,110,752	1,048,635
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	330,850	316,247
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	456,069	379,764
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,281,555	1,113,199
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	527,559	473,460
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	1,088,372	956,418
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	20,700	21,133
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,043,760	1,010,020
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	328,363	281,747
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	90,771	77,615
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	335,320	288,063
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	450,484	369,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	247,006	219,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	869,778	822,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	264,947	216,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	355,849	291,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	350,466	283,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	332,847	283,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	567,146	479,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	113,465	99,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	752,913	647,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	276,205	235,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	256,966	219,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	275,294	240,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	214,829	183,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	133,383	112,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	214,829	183,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	208,931	183,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	977,239	860,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	224,310	196,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	618,941	564,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	392,801	389,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	1,006,163	989,357
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 13.1306% 6/16/2037 (b)(c)	4,401	4,919
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	460,294	441,637
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	481,305	442,999
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	1,254,342	1,143,646
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	640,888	586,197
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	206,032	202,771
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	201,713	195,363
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	438,662	437,336
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	1,114,312	1,080,926
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	352,248	341,212
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	1,210,940	1,157,399
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	808	744
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	1,252,813	1,159,483
TOTAL UNITED STATES		50,885,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,664,925)		50,885,771

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	2,189,000	2,014,099
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	491,000	418,637
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	248,000	177,981
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.548% 1/15/2039 (b)(c)(d)	2,486,701	2,478,199
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.948% 1/15/2039 (b)(c)(d)	560,468	556,461
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.548% 1/15/2039 (b)(c)(d)	396,318	392,724
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	925,635	908,861
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,312,918	1,256,769
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	218,564	210,247
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	304,010	299,787
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	1,000,000	971,378
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	785,257	752,776
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	373,546	335,107
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	199,479	189,631
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,400,000	1,313,356
BANK Series 2021-BN33 Class XA, 1.0471% 5/15/2064 (b)(f)	13,368,516	605,202
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	700,000	626,300
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	660,000	604,790
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2967% 9/15/2056 (b)	1,817,000	1,900,061
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	778,315	753,004
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	5,335,798	5,107,569
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,021,545	966,058
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2513% 7/15/2054 (b)(f)	2,758,296	152,941
Benchmark Mortgage Trust Series 2021-B28 Class ASB, 1.9804% 8/15/2054	1,850,000	1,644,505
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7392% 3/15/2041 (b)(c)(d)	1,628,114	1,628,623
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3255% 9/15/2054 (b)	700,000	711,748
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.769% 6/15/2041 (b)(c)(d)	2,329,000	2,337,658
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0387% 6/15/2041 (b)(c)(d)	1,150,000	1,151,797
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2384% 6/15/2041 (b)(c)(d)	813,000	813,508
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2951% 4/15/2037 (b)(c)(d)	7,237,933	7,265,075
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.8441% 4/15/2037 (b)(c)(d)	2,324,753	2,334,924
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4433% 4/15/2034 (b)(c)(d)	2,544,198	2,525,539
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7433% 4/15/2034 (b)(c)(d)	1,864,321	1,846,843
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0433% 4/15/2034 (b)(c)(d)	1,232,474	1,217,838
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3433% 4/15/2034 (b)(c)(d)	1,293,785	1,276,804
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.2006% 10/15/2036 (b)(c)(d)	5,017,787	4,992,699
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.4103% 10/15/2036 (b)(c)(d)	733,467	727,966
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.6101% 10/15/2036 (b)(c)(d)	981,551	972,962
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.8098% 10/15/2036 (b)(c)(d)	952,598	943,072
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.459% 10/15/2036 (b)(c)(d)	3,312,521	3,300,099
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.1638% 5/15/2038 (b)(c)(d)	78,278	78,204
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8881% 4/15/2037 (b)(c)(d)	3,399,195	3,403,444
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.41% 2/15/2039 (b)(c)(d)	3,883,834	3,885,047
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.7094% 2/15/2039 (b)(c)(d)	1,404,350	1,399,084
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9588% 2/15/2039 (b)(c)(d)	1,404,350	1,399,084
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3579% 2/15/2039 (b)(c)(d)	1,404,350	1,399,084
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1585% 12/9/2040 (b)(c)(d)	1,880,855	1,888,496
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5879% 12/9/2040 (b)(c)(d)	415,622	416,011
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0373% 12/9/2040 (b)(c)(d)	224,916	225,057
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,800,000	1,805,133
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.7998% 12/15/2039 (b)(c)(d)	1,194,000	1,194,367
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.0384% 5/15/2041 (b)(d)	4,290,870	4,310,984
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7887% 3/15/2041 (b)(c)(d)	8,495,463	8,529,976
BX Trust Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(d)(f)	61,700,000	1,955,464
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1474% 10/15/2026 (b)(c)(d)	888,829	884,940
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.3125% 2/15/2036 (b)(c)(d)	300,000	300,000
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3371% 4/15/2037 (b)(c)(d)	1,732,888	1,735,054
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6871% 4/15/2037 (b)(c)(d)	391,239	391,973
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2361% 4/15/2037 (b)(c)(d)	327,604	328,219
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.839% 4/15/2041 (b)(c)(d)	5,228,379	5,241,451
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0886% 4/15/2041 (b)(c)(d)	833,585	835,876
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3383% 4/15/2041 (b)(c)(d)	691,902	693,199
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8391% 2/15/2039 (b)(c)(d)	3,870,541	3,886,266
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1886% 2/15/2039 (b)(c)(d)	485,033	485,032
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0883% 3/15/2041 (b)(c)(d)	1,451,041	1,450,587
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.338% 3/15/2041 (b)(c)(d)	1,926,881	1,926,279
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.765% 12/15/2037 (b)(c)(d)	300,000	300,150
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	5,401,623	5,120,918
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	390,647
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	700,000	661,903
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	373,703	366,066
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,174,228	2,113,847
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	556,525	542,385
DTP Coml Mtg Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	775,000	783,265
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.2135% 11/15/2038 (b)(c)(d)	6,763,069	6,758,842
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.6327% 11/15/2038 (b)(c)(d)	898,954	897,830
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5915% 7/15/2038 (b)(c)(d)	1,483,252	1,484,179
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8915% 7/15/2038 (b)(c)(d)	1,125,651	1,126,354
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.2115% 7/15/2038 (b)(c)(d)	830,586	831,624
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7615% 7/15/2038 (b)(c)(d)	1,672,622	1,676,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	2,632,059	2,616,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	317,698	314,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,694,509	1,665,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	3,475,902	3,403,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,700,000	2,620,501
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	400,000	386,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	495,749	478,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,400,000	1,351,489
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,000,000	964,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,200,000	1,160,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,600,000	1,542,914
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,400,000	3,300,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	4,400,000	4,271,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	700,000	683,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,400,000	2,339,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	500,000	486,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	600,000	586,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	500,000	483,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	800,000	781,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	1,200,000	1,146,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	400,000	362,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,400,000	1,288,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	676,517	614,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	700,000	630,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	400,000	371,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	600,000	506,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	5,500,000	5,012,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	1,100,000	1,082,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K752 Class A2, 4.284% 7/25/2030	2,300,000	2,241,454
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	200,000	200,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	200,000	192,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K517 Class A2, 5.355% 1/25/2029	1,400,000	1,430,391
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	400,000	395,392
GS Mortgage Securities Trust Series 2015-GC34 Class A3, 3.244% 10/10/2048	178,110	176,512
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	277,161	265,769
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	723,712	712,584
GS Mortgage Securities Trust Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 6.4625% 9/15/2031 (b)(c)(d)	1,099,199	1,089,602
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	600,000	571,638
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	700,000	669,206
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	137,465	135,939
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	500,000	456,930
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4625% 10/15/2036 (b)(c)(d)	3,667,747	3,643,045
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6625% 10/15/2036 (b)(c)(d)	544,915	535,576
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0625% 10/15/2036 (b)(c)(d)	449,243	443,727
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8856% 8/15/2039 (b)(c)(d)	6,086,000	6,089,804
JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Class A3, 3.5043% 12/15/2048	302,005	299,340
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	1,414,233	1,397,269
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	191,789	189,069
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	277,000	259,848
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	505,398	398,294
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	715,868	455,882
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 4.9936% 4/15/2037 (b)(c)(d)	1,439,036	1,407,107
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6923% 5/15/2039 (b)(c)(d)	5,702,564	5,574,257
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.191% 5/15/2039 (b)(c)(d)	4,064,838	3,905,969
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4902% 5/15/2039 (b)(c)(d)	2,311,651	2,190,289
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.939% 5/15/2039 (b)(c)(d)	2,054,528	1,903,527
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.2115% 3/15/2038 (b)(c)(d)	2,463,277	2,432,486
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3915% 3/15/2038 (b)(c)(d)	792,459	782,058
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.6115% 3/15/2038 (b)(c)(d)	498,439	491,273
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.9115% 3/15/2038 (b)(c)(d)	693,402	683,001
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2615% 3/15/2038 (b)(c)(d)	606,051	590,900
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	495,270	472,597
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,407,809	4,271,104
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	2,085,287	2,012,141
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (d)	2,402,749	2,251,881
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4862% 11/15/2040 (b)(c)(d)	1,019,091	1,026,741
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2351% 11/15/2040 (b)(c)(d)	1,120,800	1,129,109
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9965% 10/15/2036 (b)(c)(d)	5,734,375	5,712,871
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	1,332,172	1,357,648
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3971% 2/15/2039 (b)(c)(d)	1,190,000	1,169,530
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0471% 2/15/2039 (b)(c)(d)	619,000	606,828
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.088% 7/15/2036 (b)(c)(d)	1,392,068	1,390,328
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2424% 11/15/2038 (b)(c)(d)	6,766,211	6,759,868
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5914% 11/15/2038 (b)(c)(d)	2,984,257	2,978,662
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8406% 11/15/2038 (b)(c)(d)	1,556,296	1,552,406
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0898% 11/15/2038 (b)(c)(d)	1,022,864	1,021,584
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.7429% 12/15/2039 (b)(c)(d)	3,736,000	3,733,661
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 6.0924% 12/15/2039 (b)(c)(d)	910,000	909,431
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.4919% 12/15/2039 (b)(c)(d)	671,000	670,997
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	288,690
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	3,269,943	2,619,478
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	256,512	202,139
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,260,731	1,230,690
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	500,000	473,694
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.7125% 5/15/2031 (b)(c)(d)	2,496,000	2,453,255
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	800,000	824,304
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3878% 8/15/2041 (b)(c)(d)	600,000	602,713
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0882% 8/15/2041 (b)(c)(d)	1,400,000	1,406,401
TOTAL UNITED STATES		263,582,370
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $267,614,385)		263,582,370

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (g) (Cost $79,909,281)	869,378	75,714,172

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	1,788,000	1,610,318
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	1,363,000	1,043,485
TOTAL SAUDI ARABIA		2,653,803
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,466,715)		2,653,803

Non-Convertible Corporate Bonds - 23.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	1,485,000	1,366,321
Westpac Banking Corp 4.11% 7/24/2034 (b)	2,107,000	1,984,230

TOTAL AUSTRALIA		3,350,551
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 5.85% 2/1/2035	1,417,000	1,422,403
Enbridge Inc 4.25% 12/1/2026	1,006,000	996,400
		2,418,803
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	1,074,000	1,051,916
TOTAL CANADA		3,470,719
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	4,281,000	4,225,656
Societe Generale SA 1.488% 12/14/2026 (b)(d)	5,527,000	5,333,884

TOTAL FRANCE		9,559,540
GERMANY - 0.3%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG 4.5% 4/1/2025	6,790,000	6,779,740
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	2,000,000	1,954,948
		8,734,688
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	2,477,000	2,460,304
TOTAL GERMANY		11,194,992
IRELAND - 0.7%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,289,000	2,191,243
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,397,000	2,219,526
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	2,564,000	2,234,063
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	4,712,000	4,709,350
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	1,774,000	1,764,778
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	7,503,000	7,736,487
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	2,058,000	2,071,270
		22,926,717
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	897,000	886,199
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	2,653,000	2,623,918
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	3,488,000	3,585,118
		7,095,235
TOTAL IRELAND		30,021,952
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	7,296,000	7,297,029
MEXICO - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos 4.5% 1/23/2026	3,020,000	2,908,260
Petroleos Mexicanos 5.95% 1/28/2031	3,652,000	3,071,953
Petroleos Mexicanos 6.35% 2/12/2048	7,493,000	4,922,002
Petroleos Mexicanos 6.49% 1/23/2027	2,174,000	2,105,383
Petroleos Mexicanos 6.5% 1/23/2029	3,157,000	2,938,251
Petroleos Mexicanos 6.5% 3/13/2027	2,742,000	2,642,191
Petroleos Mexicanos 6.7% 2/16/2032	9,246,000	8,072,915
Petroleos Mexicanos 6.75% 9/21/2047	6,872,000	4,724,500
Petroleos Mexicanos 6.84% 1/23/2030	2,517,000	2,292,987
Petroleos Mexicanos 6.95% 1/28/2060	4,473,000	3,059,800
Petroleos Mexicanos 7.69% 1/23/2050	9,202,000	6,919,904

TOTAL MEXICO		43,658,146
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	13,000,000	12,972,059
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,230,000	4,212,942

TOTAL NETHERLANDS		17,185,001
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	789,954	820,074
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	3,309,000	3,130,889
UBS Group AG 3.869% 1/12/2029 (b)(d)	2,282,000	2,197,372
UBS Group AG 4.125% 9/24/2025 (d)	2,986,000	2,972,017
UBS Group AG 4.194% 4/1/2031 (b)(d)	5,461,000	5,159,983
UBS Group AG 4.55% 4/17/2026	1,462,000	1,456,874
		14,917,135
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	595,029
TOTAL SWITZERLAND		15,512,164
UNITED KINGDOM - 0.6%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,907,000	2,015,579
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	906,000	901,313
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	1,890,000	1,940,592
Reynolds American Inc 4.45% 6/12/2025	824,000	821,703
Reynolds American Inc 5.7% 8/15/2035	689,000	690,972
Reynolds American Inc 6.15% 9/15/2043	2,271,000	2,246,223
Reynolds American Inc 7.25% 6/15/2037	1,681,000	1,847,763
		10,464,145
Financials - 0.4%
Banks - 0.4%
Barclays PLC 5.088% 6/20/2030 (b)	4,171,000	4,062,881
Barclays PLC 5.2% 5/12/2026	3,533,000	3,537,028
Barclays PLC 5.829% 5/9/2027 (b)	1,900,000	1,920,461
Barclays PLC 6.224% 5/9/2034 (b)	1,900,000	1,951,660
NatWest Group PLC 3.073% 5/22/2028 (b)	2,640,000	2,524,913
		13,996,943
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	1,287,000	1,187,117
TOTAL UNITED KINGDOM		25,648,205
UNITED STATES - 19.5%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	8,483,000	6,833,342
AT&T Inc 3.65% 9/15/2059	821,000	543,802
AT&T Inc 3.8% 12/1/2057	8,657,000	5,972,497
AT&T Inc 4.3% 2/15/2030	1,940,000	1,878,841
AT&T Inc 4.75% 5/15/2046	10,884,000	9,447,615
Verizon Communications Inc 2.55% 3/21/2031	3,143,000	2,706,655
		27,382,752
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	545,000	431,604
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,435,000	1,282,014
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,091,000	819,512
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	505,000	504,399
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,180,000	1,154,618
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	10,656,000	8,746,142
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,435,000	1,141,742
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,136,000	2,177,282
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,557,000	1,471,237
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,474,000	1,507,765
Discovery Communications LLC 3.625% 5/15/2030	1,973,000	1,755,179
Discovery Communications LLC 4.125% 5/15/2029	118,000	109,938
Time Warner Cable LLC 4.5% 9/15/2042	525,000	392,751
Time Warner Cable LLC 5.5% 9/1/2041	965,000	818,896
Time Warner Cable LLC 5.875% 11/15/2040	852,000	762,367
Time Warner Cable LLC 6.55% 5/1/2037	11,472,000	11,092,007
Time Warner Cable LLC 7.3% 7/1/2038	2,146,000	2,183,181
Warnermedia Holdings Inc 3.638% 3/15/2025	1,270,000	1,265,916
Warnermedia Holdings Inc 3.755% 3/15/2027	2,484,000	2,393,163
Warnermedia Holdings Inc 4.054% 3/15/2029	743,000	691,323
Warnermedia Holdings Inc 4.279% 3/15/2032	3,451,000	3,041,046
Warnermedia Holdings Inc 5.05% 3/15/2042	1,789,000	1,436,356
Warnermedia Holdings Inc 5.141% 3/15/2052	5,047,000	3,749,943
		48,928,381
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	3,463,000	3,383,208
T-Mobile USA Inc 3.875% 4/15/2030	5,007,000	4,711,524
		8,094,732
TOTAL COMMUNICATION SERVICES		84,405,865

Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
AutoNation Inc 4.75% 6/1/2030	434,000	419,013
AutoZone Inc 3.625% 4/15/2025	649,000	646,801
AutoZone Inc 4% 4/15/2030	3,015,000	2,870,298
Lowe's Cos Inc 3.35% 4/1/2027	384,000	372,961
Lowe's Cos Inc 3.75% 4/1/2032	1,183,000	1,083,366
Lowe's Cos Inc 4.45% 4/1/2062	4,962,000	3,843,269
Lowe's Cos Inc 4.5% 4/15/2030	2,166,000	2,125,056
O'Reilly Automotive Inc 4.2% 4/1/2030	668,000	642,214
		12,002,978
Consumer Staples - 0.3%
Beverages - 0.2%
Molson Coors Beverage Co 5% 5/1/2042	7,433,000	6,831,787
Consumer Staples Distribution & Retail - 0.0%
Kroger Co/The 5% 9/15/2034	2,170,000	2,101,666
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	408,000	366,966
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	3,140,000	2,503,985
Altria Group Inc 4.5% 5/2/2043	2,104,000	1,717,079
Altria Group Inc 4.8% 2/14/2029	575,000	568,145
Altria Group Inc 5.95% 2/14/2049	753,000	736,743
		5,525,952
TOTAL CONSUMER STAPLES		14,826,371

Energy - 1.9%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	1,223,000	1,162,090
Oil, Gas & Consumable Fuels - 1.9%
Columbia Pipeline Group Inc 4.5% 6/1/2025	758,000	755,994
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	547,000	563,034
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	1,473,000	1,511,005
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	440,000	456,561
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	793,000	831,043
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	475,000	504,272
DCP Midstream Operating LP 5.6% 4/1/2044	697,000	651,463
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	1,406,000	1,446,520
Energy Transfer LP 3.75% 5/15/2030	1,314,000	1,225,928
Energy Transfer LP 4.95% 6/15/2028	2,298,000	2,293,943
Energy Transfer LP 5% 5/15/2050	3,733,000	3,166,913
Energy Transfer LP 5.25% 4/15/2029	1,165,000	1,169,152
Energy Transfer LP 5.4% 10/1/2047	766,000	688,194
Energy Transfer LP 5.8% 6/15/2038	1,282,000	1,260,036
Energy Transfer LP 6% 6/15/2048	834,000	805,570
Energy Transfer LP 6.25% 4/15/2049	800,000	800,670
Hess Corp 4.3% 4/1/2027	2,776,000	2,747,674
Hess Corp 5.6% 2/15/2041	7,441,000	7,348,561
Hess Corp 7.125% 3/15/2033	569,000	630,607
Hess Corp 7.3% 8/15/2031	762,000	846,259
Hess Corp 7.875% 10/1/2029	2,490,000	2,773,662
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	261,000	271,181
Kinder Morgan Inc 5.55% 6/1/2045	1,383,000	1,292,544
MPLX LP 4.8% 2/15/2029	640,000	634,408
MPLX LP 4.95% 9/1/2032	3,480,000	3,355,120
MPLX LP 5.5% 2/15/2049	1,917,000	1,760,110
Occidental Petroleum Corp 5.55% 3/15/2026	3,587,000	3,599,590
Occidental Petroleum Corp 6.2% 3/15/2040	965,000	950,718
Occidental Petroleum Corp 6.45% 9/15/2036	2,612,000	2,673,980
Occidental Petroleum Corp 6.6% 3/15/2046	3,240,000	3,270,991
Occidental Petroleum Corp 7.5% 5/1/2031	4,360,000	4,766,610
ONEOK Inc 4.25% 9/24/2027	1,093,000	1,077,128
ONEOK Inc 4.4% 10/15/2029	1,143,000	1,108,141
ONEOK Inc 4.75% 10/15/2031	2,223,000	2,150,327
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	751,000	698,516
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	4,528,000	4,386,158
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	577,000	525,647
Western Gas Partners LP 3.95% 6/1/2025	493,000	490,502
Western Gas Partners LP 4.5% 3/1/2028	1,136,000	1,112,101
Western Gas Partners LP 4.65% 7/1/2026	5,141,000	5,114,216
Western Gas Partners LP 4.75% 8/15/2028	656,000	644,321
Williams Cos Inc/The 3.5% 11/15/2030	4,829,000	4,437,018
Williams Cos Inc/The 3.9% 1/15/2025	690,000	689,715
Williams Cos Inc/The 4.65% 8/15/2032	3,633,000	3,457,708
Williams Cos Inc/The 5.3% 8/15/2052	824,000	753,278
		81,697,089
TOTAL ENERGY		82,859,179

Financials - 8.6%
Banks - 3.3%
Bank of America Corp 2.299% 7/21/2032 (b)	8,618,000	7,184,415
Bank of America Corp 3.419% 12/20/2028 (b)	10,766,000	10,322,081
Bank of America Corp 4.25% 10/22/2026	2,419,000	2,398,242
Bank of America Corp 4.45% 3/3/2026	861,000	857,431
Bank of America Corp 5.015% 7/22/2033 (b)	18,422,000	18,068,639
Bank of America Corp 5.425% 8/15/2035 (b)	6,500,000	6,326,553
Citigroup Inc 3.875% 3/26/2025	5,393,000	5,378,663
Citigroup Inc 4.3% 11/20/2026	983,000	974,106
Citigroup Inc 4.412% 3/31/2031 (b)	6,030,000	5,795,829
Citigroup Inc 4.45% 9/29/2027	9,708,000	9,576,478
Citigroup Inc 4.6% 3/9/2026	1,246,000	1,242,610
Citigroup Inc 4.91% 5/24/2033 (b)	5,644,000	5,454,895
Citigroup Inc 5.5% 9/13/2025	3,136,000	3,149,837
Citizens Financial Group Inc 2.638% 9/30/2032	2,757,000	2,215,594
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	5,882,000	5,902,484
Fifth Third Bancorp 4.895% 9/6/2030 (b)	4,500,000	4,438,468
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	2,452,000	2,193,336
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	7,267,000	7,080,817
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	15,530,000	14,893,730
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	4,507,000	4,406,570
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	3,241,000	3,073,673
Wells Fargo & Co 3.526% 3/24/2028 (b)	5,273,000	5,114,433
Wells Fargo & Co 4.478% 4/4/2031 (b)	8,118,000	7,858,030
Wells Fargo & Co 5.013% 4/4/2051 (b)	9,125,000	8,099,798
Wells Fargo & Co 5.499% 1/23/2035 (b)	2,849,000	2,836,891
		144,843,603
Capital Markets - 2.7%
Ares Capital Corp 3.875% 1/15/2026	7,074,000	6,993,101
Athene Global Funding 5.339% 1/15/2027 (d)	5,719,000	5,753,895
Athene Global Funding 5.583% 1/9/2029 (d)	2,875,000	2,907,733
Blackstone Private Credit Fund 4.7% 3/24/2025	9,007,000	8,993,430
Blackstone Private Credit Fund 7.05% 9/29/2025	4,363,000	4,426,824
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	5,355,000	4,462,864
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	2,100,000	1,809,925
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	23,641,000	22,961,608
Goldman Sachs Group Inc/The 3.8% 3/15/2030	8,794,000	8,246,840
Goldman Sachs Group Inc/The 4.25% 10/21/2025	1,288,000	1,280,894
Goldman Sachs Group Inc/The 6.75% 10/1/2037	1,275,000	1,364,964
Moody's Corp 3.75% 3/24/2025	2,881,000	2,873,741
Morgan Stanley 3.125% 7/27/2026	12,469,000	12,180,261
Morgan Stanley 3.622% 4/1/2031 (b)	5,698,000	5,292,463
Morgan Stanley 3.625% 1/20/2027	6,245,000	6,131,166
Morgan Stanley 4.431% 1/23/2030 (b)	2,495,000	2,428,280
Morgan Stanley 4.889% 7/20/2033 (b)	9,357,000	9,065,054
Morgan Stanley 5% 11/24/2025	8,309,000	8,322,586
Peachtree Corners Funding Trust 3.976% 2/15/2025 (d)	2,838,000	2,831,967
		118,327,596
Consumer Finance - 1.0%
Ally Financial Inc 5.543% 1/17/2031 (b)	672,000	662,520
Ally Financial Inc 5.8% 5/1/2025	2,973,000	2,976,398
Ally Financial Inc 7.1% 11/15/2027	4,120,000	4,348,425
Ally Financial Inc 8% 11/1/2031	1,535,000	1,697,140
Capital One Financial Corp 2.636% 3/3/2026 (b)	2,766,000	2,754,247
Capital One Financial Corp 3.273% 3/1/2030 (b)	3,538,000	3,271,019
Capital One Financial Corp 3.65% 5/11/2027	7,652,000	7,449,173
Capital One Financial Corp 3.8% 1/31/2028	4,006,000	3,866,706
Capital One Financial Corp 4.985% 7/24/2026 (b)	3,566,000	3,563,188
Capital One Financial Corp 5.247% 7/26/2030 (b)	4,600,000	4,585,869
Discover Financial Services 4.1% 2/9/2027	1,620,000	1,590,745
Discover Financial Services 4.5% 1/30/2026	2,660,000	2,648,820
Synchrony Financial 3.95% 12/1/2027	4,360,000	4,215,581
Synchrony Financial 5.15% 3/19/2029	1,906,000	1,877,375
		45,507,206
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	1,148,000	1,143,894
Corebridge Financial Inc 3.65% 4/5/2027	3,963,000	3,853,192
Corebridge Financial Inc 3.85% 4/5/2029	1,606,000	1,533,581
Corebridge Financial Inc 3.9% 4/5/2032	1,912,000	1,740,218
Corebridge Financial Inc 4.35% 4/5/2042	435,000	362,125
Corebridge Financial Inc 4.4% 4/5/2052	1,286,000	1,033,100
Corebridge Global Funding 4.9% 12/3/2029 (d)	3,500,000	3,474,631
Corebridge Global Funding 5.9% 9/19/2028 (d)	2,307,000	2,371,944
Equitable Holdings Inc 4.35% 4/20/2028	2,412,000	2,363,186
Equitable Holdings Inc 4.572% 2/15/2029 (d)	832,000	810,763
Jackson Financial Inc 3.125% 11/23/2031	436,000	371,644
Jackson Financial Inc 5.17% 6/8/2027	1,735,000	1,742,467
Jackson Financial Inc 5.67% 6/8/2032	1,866,000	1,878,348
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	5,004,000	4,752,367
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,479,000	3,728,591
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,723,000	1,520,459
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,885,000	1,871,798
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	717,000	715,679
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	2,818,000	2,805,086
Pine Street Trust II 5.568% 2/15/2049 (d)	3,236,000	2,980,720
		41,053,793
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	6,263,000	5,598,548
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	2,324,000	2,276,132
Marsh & McLennan Cos Inc 4.375% 3/15/2029	2,258,000	2,217,451
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	3,298,000	2,129,120
MetLife Inc 5.375% 7/15/2033	6,529,000	6,598,184
Pacific LifeCorp 5.125% 1/30/2043 (d)	2,981,000	2,747,299
Unum Group 3.875% 11/5/2025	2,759,000	2,736,279
Unum Group 4% 6/15/2029	2,503,000	2,396,946
Unum Group 5.75% 8/15/2042	4,132,000	4,033,882
		30,733,841
TOTAL FINANCIALS		380,466,039

Health Care - 1.3%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	2,052,000	2,066,928
Amgen Inc 5.25% 3/2/2030	1,874,000	1,891,486
Amgen Inc 5.25% 3/2/2033	2,115,000	2,099,388
Amgen Inc 5.6% 3/2/2043	2,009,000	1,953,001
Amgen Inc 5.65% 3/2/2053	178,000	171,373
Amgen Inc 5.75% 3/2/2063	1,820,000	1,745,485
		9,927,661
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	5,569,000	5,011,587
Centene Corp 2.625% 8/1/2031	2,597,000	2,138,565
Centene Corp 3.375% 2/15/2030	2,896,000	2,579,409
Centene Corp 4.25% 12/15/2027	3,262,000	3,159,912
Centene Corp 4.625% 12/15/2029	5,066,000	4,791,221
Cigna Group/The 4.8% 8/15/2038	2,144,000	1,943,642
CVS Health Corp 3% 8/15/2026	355,000	343,877
CVS Health Corp 3.625% 4/1/2027	1,019,000	988,700
CVS Health Corp 4.78% 3/25/2038	3,388,000	2,929,509
CVS Health Corp 5% 1/30/2029	1,590,000	1,568,644
CVS Health Corp 5.25% 1/30/2031	652,000	636,770
HCA Inc 3.5% 9/1/2030	2,160,000	1,961,713
HCA Inc 3.625% 3/15/2032	487,000	429,227
HCA Inc 5.45% 4/1/2031	4,100,000	4,091,749
HCA Inc 5.625% 9/1/2028	2,246,000	2,275,746
HCA Inc 5.875% 2/1/2029	2,447,000	2,497,507
Humana Inc 3.7% 3/23/2029	1,508,000	1,423,423
Sabra Health Care LP 3.2% 12/1/2031	5,311,000	4,556,605
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,197,000	1,175,717
		44,503,523
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	757,000	767,480
Mylan Inc 4.55% 4/15/2028	2,271,000	2,224,940
Utah Acquisition Sub Inc 3.95% 6/15/2026	873,000	859,132
		3,851,552
TOTAL HEALTH CARE		58,282,736

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	1,681,000	1,685,336
Boeing Co 5.15% 5/1/2030	1,681,000	1,657,437
Boeing Co 5.705% 5/1/2040	1,703,000	1,620,199
Boeing Co 5.805% 5/1/2050	1,703,000	1,584,051
Boeing Co 5.93% 5/1/2060	1,680,000	1,554,518
Boeing Co 6.259% 5/1/2027	888,000	909,121
Boeing Co 6.298% 5/1/2029	1,138,000	1,179,613
Boeing Co 6.388% 5/1/2031	862,000	901,239
Boeing Co 6.528% 5/1/2034	923,000	966,943
Boeing Co 6.858% 5/1/2054	1,389,000	1,476,294
Boeing Co 7.008% 5/1/2064	1,311,000	1,391,137
		14,925,888
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	365,000	377,934
Carrier Global Corp 6.2% 3/15/2054	226,000	238,929
		616,863
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	3,659,000	3,630,538
TOTAL INDUSTRIALS		19,173,289

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.02% 6/15/2026	634,000	643,088
Dell International LLC / EMC Corp 6.1% 7/15/2027	1,349,000	1,388,476
Dell International LLC / EMC Corp 6.2% 7/15/2030	1,167,000	1,223,042
		3,254,606
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (d)	944,000	864,234
Broadcom Inc 2.45% 2/15/2031 (d)	8,034,000	6,928,236
Broadcom Inc 2.6% 2/15/2033 (d)	8,034,000	6,640,877
Broadcom Inc 3.5% 2/15/2041 (d)	6,488,000	5,066,647
		19,499,994
Software - 0.2%
Oracle Corp 2.3% 3/25/2028	5,824,000	5,384,211
Oracle Corp 3.6% 4/1/2040	3,327,000	2,601,226
		7,985,437
TOTAL INFORMATION TECHNOLOGY		30,740,037

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.6% 11/15/2028	1,918,000	1,964,705
Celanese US Holdings LLC 6.8% 11/15/2030	1,944,000	2,012,380
Celanese US Holdings LLC 6.95% 11/15/2033	1,136,000	1,178,914
		5,155,999
Real Estate - 2.9%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 2.75% 4/1/2032	834,000	662,385
Store Capital LLC 2.75% 11/18/2030	4,952,000	4,273,680
Store Capital LLC 4.625% 3/15/2029	1,018,000	980,603
VICI Properties LP 4.375% 5/15/2025	446,000	444,736
VICI Properties LP 4.75% 2/15/2028	3,531,000	3,501,318
VICI Properties LP 4.95% 2/15/2030	4,599,000	4,507,953
VICI Properties LP 5.125% 5/15/2032	1,205,000	1,173,281
VICI Properties LP 5.75% 4/1/2034	503,000	507,563
Vornado Realty LP 2.15% 6/1/2026	1,069,000	1,017,939
WP Carey Inc 2.4% 2/1/2031	2,157,000	1,833,120
WP Carey Inc 3.85% 7/15/2029	724,000	688,204
WP Carey Inc 4% 2/1/2025	3,043,000	3,039,079
		22,629,861
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	2,366,000	2,329,098
Healthcare Realty Holdings LP 3.1% 2/15/2030	745,000	669,514
Healthcare Realty Holdings LP 3.5% 8/1/2026	775,000	757,386
Healthpeak OP LLC 3.25% 7/15/2026	325,000	317,670
Healthpeak OP LLC 3.5% 7/15/2029	373,000	349,000
Omega Healthcare Investors Inc 3.25% 4/15/2033	3,556,000	2,973,768
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,901,000	1,685,938
Omega Healthcare Investors Inc 3.625% 10/1/2029	3,357,000	3,096,364
Omega Healthcare Investors Inc 4.5% 1/15/2025	1,520,000	1,519,451
Omega Healthcare Investors Inc 4.5% 4/1/2027	9,194,000	9,076,297
Omega Healthcare Investors Inc 4.75% 1/15/2028	3,623,000	3,573,951
Omega Healthcare Investors Inc 5.25% 1/15/2026	3,228,000	3,231,848
Ventas Realty LP 3% 1/15/2030	4,331,000	3,912,377
Ventas Realty LP 4% 3/1/2028	1,273,000	1,238,729
Ventas Realty LP 4.125% 1/15/2026	884,000	876,925
Ventas Realty LP 4.375% 2/1/2045	433,000	353,202
Ventas Realty LP 4.75% 11/15/2030	5,686,000	5,560,248
		41,521,766
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	1,037,000	896,819
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	2,203,000	1,937,251
Boston Properties LP 4.5% 12/1/2028	2,209,000	2,149,464
Boston Properties LP 6.75% 12/1/2027	2,669,000	2,783,141
COPT Defense Properties LP 2% 1/15/2029	328,000	288,575
COPT Defense Properties LP 2.25% 3/15/2026	945,000	914,520
COPT Defense Properties LP 2.75% 4/15/2031	914,000	780,234
Hudson Pacific Properties LP 4.65% 4/1/2029	4,395,000	3,312,155
		12,165,340
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,619,000	2,483,575
Brandywine Operating Partnership LP 4.55% 10/1/2029	3,316,000	2,993,232
Brandywine Operating Partnership LP 8.3% 3/15/2028	3,596,000	3,799,296
CBRE Services Inc 2.5% 4/1/2031	3,160,000	2,689,552
Tanger Properties LP 2.75% 9/1/2031	2,490,000	2,100,226
Tanger Properties LP 3.125% 9/1/2026	3,468,000	3,356,964
		17,422,845
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	427,000	357,254
American Homes 4 Rent LP 3.625% 4/15/2032	1,758,000	1,571,550
American Homes 4 Rent LP 5.5% 7/15/2034	4,187,000	4,149,093
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	2,644,000	2,438,551
Sun Communities Operating LP 2.3% 11/1/2028	948,000	854,614
Sun Communities Operating LP 2.7% 7/15/2031	2,448,000	2,058,306
UDR Inc 5.125% 9/1/2034	1,692,000	1,640,867
		13,070,235
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,875,000	2,718,025
Brixmor Operating Partnership LP 4.125% 5/15/2029	2,868,000	2,752,233
Brixmor Operating Partnership LP 4.125% 6/15/2026	2,638,000	2,609,921
Kite Realty Group Trust 4% 3/15/2025	3,537,000	3,526,794
Kite Realty Group Trust 4.75% 9/15/2030	5,514,000	5,383,450
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	654,000	654,749
Realty Income Corp 2.2% 6/15/2028	453,000	414,537
Realty Income Corp 2.85% 12/15/2032	556,000	469,653
Realty Income Corp 3.25% 1/15/2031	579,000	522,790
Realty Income Corp 3.4% 1/15/2028	904,000	867,473
Regency Centers LP 5.1% 1/15/2035	1,953,000	1,906,900
Simon Property Group LP 2.45% 9/13/2029	924,000	830,865
		22,657,390
TOTAL REAL ESTATE		130,364,256

Utilities - 1.1%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	3,742,000	3,283,884
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,957,000	1,759,524
Cleco Corporate Holdings LLC 3.743% 5/1/2026	7,482,000	7,328,630
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	449,000	417,830
Duke Energy Corp 2.45% 6/1/2030	1,580,000	1,384,894
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	750,000	648,125
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	2,595,000	2,160,618
Entergy Corp 2.8% 6/15/2030	1,621,000	1,443,919
Exelon Corp 2.75% 3/15/2027	829,000	793,803
Exelon Corp 3.35% 3/15/2032	1,006,000	890,638
Exelon Corp 4.05% 4/15/2030	988,000	941,532
Southern Co/The 4.85% 3/15/2035	5,500,000	5,247,163
		26,300,560
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	1,088,000	906,638
AES Corp/The 3.3% 7/15/2025 (d)	4,877,000	4,830,108
AES Corp/The 3.95% 7/15/2030 (d)	4,253,000	3,920,431
		9,657,177
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	4,856,000	4,444,856
NiSource Inc 3.6% 5/1/2030	2,477,000	2,310,514
Puget Energy Inc 4.1% 6/15/2030	1,909,000	1,799,843
Puget Energy Inc 4.224% 3/15/2032	3,417,000	3,123,227
		11,678,440
TOTAL UTILITIES		47,636,177

TOTAL UNITED STATES		865,912,926
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,137,321,143)		1,033,631,299

U.S. Government Agency - Mortgage Securities - 21.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.8%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	1,390	1,410
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	3,450	3,511
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.638%, 6.938% 11/1/2036 (b)(c)	30,267	30,803
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.644%, 7.394% 5/1/2036 (b)(c)	19,466	19,819
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.178% 6/1/2042 (b)(c)	20,112	20,546
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.58% 7/1/2035 (b)(c)	2,041	2,088
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.163% 2/1/2036 (b)(c)	10,767	11,063
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.635% 7/1/2041 (b)(c)	4,687	4,794
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	8,970	9,194
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.639% 7/1/2041 (b)(c)	11,973	12,259
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.195% 12/1/2035 (b)(c)	11,352	11,600
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	8,036	8,248
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.285% 9/1/2036 (b)(c)	20,551	21,049
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.953%, 7.703% 7/1/2037 (b)(c)	7,712	7,905
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	28,575	28,930
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	2,448	2,484
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.391% 8/1/2036 (b)(c)	34,431	35,035
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.242% 10/1/2033 (b)(c)	3,725	3,788
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.967% 5/1/2035 (b)(c)	4,169	4,246
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,716,240	1,483,160
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	189,240	153,488
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,315,136	1,710,549
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,029,279	889,495
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	978,428	845,549
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	28,786	24,876
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	532,802	461,775
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	19,910	17,206
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	184,462	149,849
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (j)	3,313,037	2,664,266
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	20,188	17,446
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,055,655	912,288
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	186,856	151,671
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	192,941	156,365
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,868,173	1,380,308
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	20,098	17,318
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	196,636	159,252
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	774,798	572,463
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,084,597	801,360
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	927,223	825,076
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,280,303	3,375,894
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	67,961	53,155
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,798,774	2,175,919
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	62,148	52,249
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,830	15,681
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	354,645	281,151
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,916,840	1,517,810
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,548,186	2,011,358
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,182,141	1,725,837
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,655,928	1,391,411
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,021,717	851,810
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	821,373	684,012
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	258,405	203,321
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	65,761	51,250
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	67,384	52,514
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	213,878	167,283
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	168,615	149,618
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,742	13,209
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	203,413	171,927
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,648,204	2,095,271
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,096,566	864,866
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,564,245	1,229,327
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,821,756	1,436,827
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,521,545	3,566,163
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	727,196	705,316
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,794	14,072
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,324	13,593
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	748,147	581,650
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,151	14,363
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	2,212,734	1,835,776
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,496	14,512
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	548,113	431,956
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	652,662	507,619
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	76,057	64,048
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,224,998	6,394,562
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,576,981	2,035,697
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	325,558	253,107
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,494,863	2,930,029
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	999,901	777,377
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	3,276,097	2,737,020
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	55,416	46,656
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	2,000,001	1,554,910
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	142,089	118,596
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	658,157	552,301
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	966,375	806,917
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	336,925	266,576
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	112,269	88,687
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,691	27,188
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	244,657	231,426
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	450,031	410,644
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	15,804	13,784
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	1,003,683	864,319
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	371,884	305,585
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	481,957	393,324
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	136,354	111,875
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	243,654	230,614
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	184,926	161,943
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	5,189,004	4,296,356
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,544,264	2,898,004
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	314,513	257,951
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	187,508	153,845
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	53,404	51,450
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	157,944	149,574
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	65,627	61,750
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,038,949	893,662
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	673,519	579,335
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	137,799	118,873
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,097,635	3,350,474
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,757,867	1,443,930
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,363,964	1,120,801
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	435,951	412,378
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,261,282	1,191,562
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,469,610	2,028,563
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,620,763	1,335,364
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	104,410	95,729
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	310,943	285,090
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	137,203	129,931
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	414,494	358,745
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	15,406	12,659
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	10,728	9,360
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	129,569	112,838
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	168,578	146,746
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	244,049	231,109
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	386,902	333,402
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	2,078,536	1,728,117
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	137,493	119,729
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	151,890	131,932
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	190,475	164,851
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	54,406	46,832
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	146,088	126,207
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,412,490	1,156,262
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,362	15,065
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	605,264	496,603
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,252,436	1,848,063
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	612,372	502,434
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	40,482	37,496
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	257,194	223,732
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	730,149	604,544
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	3,918,407	3,717,159
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	257,312	223,470
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	266,769	229,881
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	155,226	134,344
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	38,997	34,145
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	261,347	213,938
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,106,257	1,728,127
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,036,853	1,671,183
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,614,544	2,145,162
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	617,644	564,553
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	866,206	745,618
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	76,260	62,354
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	723,768	680,806
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	128,895	121,244
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,480	16,399
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,747	16,643
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,500	18,169
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	111,998	99,461
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	127,873	113,347
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	91,539	80,997
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	45,332	40,531
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,150	24,068
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,511	17,236
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,617	24,645
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	32,610	28,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,571	18,379
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,511	7,502
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	782,438	669,755
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	16,066	13,707
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	3,300,970	2,818,356
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	673,763	575,257
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	531,868	459,592
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	39,713	34,167
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,837	4,161
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	45,679	39,129
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (h)	6,450,575	5,547,795
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	58,172	49,667
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	46,854	40,004
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	442,132	378,182
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	22,021	21,016
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	90,439	87,155
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	35,479	31,361
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,597	15,641
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,436	11,840
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,314	17,257
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,862	17,001
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	154,041	131,856
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	353,399	301,951
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,281,613	1,101,445
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	308,120	293,822
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	233,521	224,124
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	283,636	266,799
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	984,936	926,472
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	141,823	133,582
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	50,147	44,500
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	46,874	41,615
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	123,378	109,530
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	67,810	60,180
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	48,612	42,968
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	50,371	44,525
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	48,568	43,060
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,442	18,288
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,721	8,560
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,956	16,852
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,411	14,544
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,513	6,740
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,332	2,047
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,421,648	1,216,908
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,875,531	3,321,025
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	488,759	418,064
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	434,756	372,687
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	556,372	477,810
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	159,603	154,461
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	62,242	60,009
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	302,430	268,444
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	774,433	686,076
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	278,127	246,600
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	588,954	521,767
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	67,664	60,055
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,740	36,018
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	58,602	51,671
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,575	4,180
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,059,601	913,624
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,079,774	924,944
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,208,172	1,034,931
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,525,859	2,156,570
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	124,466	119,251
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	47,250	44,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	39,779	38,015
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	62,386	55,339
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	69,569	61,071
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	9,350	8,042
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	8,278	7,115
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	660,486	563,921
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	155,620	137,967
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	125,159	110,311
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	73,383	62,815
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	57,252	50,710
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,817	40,545
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	41,813	37,003
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,769	23,712
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	81,627	71,224
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	10,648	9,317
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	8,547	7,516
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	282,561	243,633
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	53,768	47,680
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	11,872	10,381
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	30,856	26,904
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	48,791	41,871
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,798,499	3,258,576
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	299,084	285,571
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	182,758	176,366
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	40,325	35,700
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	34,835	30,460
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	39,036	34,134
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,761,920	1,518,637
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	54,772	46,815
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	25,929	22,138
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	385,988	368,713
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	365,232	322,814
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	176,708	154,075
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	24,254	21,148
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	74,508	64,965
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	66,216	56,970
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	14,293	12,243
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	636,771	546,061
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	69,128	59,129
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	772,192	664,121
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	67,124	64,121
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	82,469	78,843
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	380,377	365,230
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	435,767	375,869
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	60,475	51,804
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	30,326	25,892
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	144,329	132,132
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	61,865	55,816
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	197,703	178,062
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	129,581	116,708
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	360,849	325,002
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	120,251	108,305
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	29,368	26,451
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	967,296	872,412
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,033,365	932,323
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	131,420	118,200
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	403,852	365,626
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	159,216	142,006
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,229,875	1,109,618
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	128,087	115,523
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	389,296	352,569
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	11,197,261	9,986,923
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	58,099	52,979
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	50,962	45,963
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	612,957	545,360
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	60,255	55,178
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	187,499	169,165
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	83,412	75,126
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	255,568	227,783
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	171,773	153,152
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	148,932	136,492
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	438,180	390,782
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	384,709	352,423
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	89,187	81,517
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	136,702	125,271
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	617,998	557,956
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	416,344	375,634
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	736,466	664,914
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	320,445	294,433
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	229,588	210,518
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	12,893	11,881
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	39,033	35,628
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	234,161	211,265
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	89,151	80,434
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	4,265,451	3,797,723
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	175,646	158,471
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	112,167	101,200
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	118,633	107,033
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	168,626	152,085
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	721,037	656,846
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	43,529	40,633
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	172,515	158,129
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	180,638	162,918
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	172,794	155,844
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	101,800	91,814
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	244,811	221,715
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	16,135	15,270
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,529	3,337
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,372	6,013
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	97,082	90,508
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	25,687	24,294
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	176,096	166,003
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	31,018	28,859
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	429,239	400,440
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,671	1,574
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,102,855	1,988,534
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	216,388	204,119
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,974	3,755
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,417	5,164
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	61,434	57,492
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	39,694	36,931
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,555	15,595
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	16,706	15,850
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,793	10,175
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	126,650	119,262
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,824	13,005
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	1,561,138	1,455,422
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	30,084	28,370
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	32,154	30,264
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	969,277	906,366
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,543	26,848
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	200,402	188,835
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	69,699	65,715
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,020	3,784
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	152,987	143,500
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	21,053	19,641
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	86,437	80,286
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	88,036	81,772
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	374,758	348,444
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	603,322	556,245
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	408,388	377,798
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	405,973	377,467
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	155,949	144,706
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	949,641	881,179
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	71,717	67,136
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	52,523	49,676
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,176	2,063
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,418	5,099
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	38,086	35,531
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	390,995	365,007
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	211,787	196,916
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	157,388	147,545
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	22,287	21,020
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	19,982	18,629
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	459,355	428,536
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	26,951	26,021
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	55,396	53,330
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	13,996	13,492
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	183,497	178,279
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	19,073	18,547
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	126,757	123,139
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	116,915	112,701
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	15,066	14,829
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	394,752	383,325
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	135,270	130,605
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	46,159	44,495
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	46,597	44,917
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	43,274	41,660
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	13,471	12,977
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	57,797	55,641
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	708	683
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	31,211	29,940
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	895,265	857,677
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	31,630	30,509
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,491	4,339
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	339,580	327,339
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	19,905	19,131
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	916	910
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,450,673	1,423,431
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	252,399	247,921
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	50,617	49,087
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	99,040	95,532
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	46,172	44,537
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	30,394	29,261
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	51,644	49,362
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	884	882
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	6,285	6,078
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	59,067	56,974
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	61,629	58,984
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,405	15,716
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	358,204	343,165
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	52,911	51,450
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	301,684	289,018
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,781	12,572
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,188	25,748
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	68,083	66,919
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	8,820	8,699
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	25,804	25,059
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,322	10,023
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	41,983	40,470
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	60,387	58,210
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,011,388	963,867
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	66,921	65,756
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,566	30,034
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,554	24,131
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,959	13,718
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	135,510	132,796
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	89,684	86,451
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	324,024	323,127
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,242,098	1,209,960
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,506,614	1,466,691
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,841,980	1,797,775
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	965,867	940,273
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,029,216	1,002,265
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	26,853	26,875
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	12,418	12,430
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	19,098	19,100
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	203	203
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,187,404	1,172,934
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	3,751,255	3,716,091
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,705,068	1,684,290
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	304,705	302,706
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,951,844	5,879,313
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	611,855	608,988
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	207,637	207,118
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,513,446	1,495,002
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,077,137	1,072,089
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	977,582	971,473
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	693,458	691,725
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	394,079	389,277
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	989,509	977,450
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (b)(c)	11,148	11,202
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 6.572% 9/1/2033 (b)(c)	28,557	28,592
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.08% 10/1/2033 (b)(c)	1,353	1,363
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 7.315% 7/1/2035 (b)(c)	1,536	1,550
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	72,109	74,812
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	70,148	72,771
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	6,939	7,212
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	27,319	28,178
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	72,702	75,378
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	41,915	43,207
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	1,083,307	1,093,244
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,105,820	2,126,820
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	273,922	280,201
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,826,551	1,862,712
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	673,780	688,172
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	2,570,610	2,587,763
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	26,543	27,539
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	931,998	937,634
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	529,970	547,899
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	100,652	104,471
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	2,447,836	2,462,639
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,035,077	1,051,364
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,432,186	1,455,169
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	3,471,675	3,488,331
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,769,451	2,786,200
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	11,291	11,715
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	213,724	221,690
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054 (j)	19,728,341	19,822,990
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,945,414	1,983,320
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,643,990	1,653,932
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,609,947	3,648,700
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	117,293	120,787
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,937,098	2,955,319
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	6,491	6,736
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	540,212	546,686
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,328,108	3,348,755
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	888,575	908,666
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,266,994	1,309,024
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,519	6,743
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	66,613	69,035
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	2,712	2,835
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	881,689	901,638
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,101,768	2,163,443
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	988,916	1,019,171
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	947,639	969,081
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	18,670	19,312
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,610	3,734
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,554	7,840
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,450,004	5,566,077
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,273,942	1,302,766
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	291,059	301,919
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	56,885	58,951
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	44,533	46,136
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,581	10,961
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	979,343	1,013,667
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	669	693
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	184	191
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	141	146
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	527	546
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	83	86
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	423	438
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	32	32
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	108	109
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	141	141
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	763	790
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	165	171
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	292	303
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	99	102
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	8,986	9,312
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	58	61
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	876	880
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	374	387
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	108	112
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	318	329
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	98	102
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	316	328
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	81	81
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	209	216
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	1,301	1,348
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	96	96
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	17	17
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	154	154
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	84	87
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	74	77
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	87	88
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	46	48
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	653	670
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	702	713
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	113	116
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	570	584
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	257	261
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	278	289
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	89	91
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	4,934	5,170
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	190	195
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	51	53
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	170	177
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	391	400
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	116	119
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	334	344
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	135	138
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	104	106
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	1,283	1,322
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	115	119
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	2,838	2,910
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	502	518
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	3,321	3,388
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	296	302
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	831	837
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	231	239
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	1,092	1,137
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	240	248
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	89	92
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	844	879
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	55	55
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	545	569
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	8,019	8,361
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 8% 1/1/2030	175	180
Freddie Mac Gold Pool 1.5% 1/1/2036	894,608	773,113
Freddie Mac Gold Pool 1.5% 1/1/2051	2,293,807	1,694,790
Freddie Mac Gold Pool 1.5% 11/1/2035	1,023,018	884,084
Freddie Mac Gold Pool 1.5% 11/1/2035	70,454	60,886
Freddie Mac Gold Pool 1.5% 12/1/2035	1,026,835	887,382
Freddie Mac Gold Pool 1.5% 12/1/2040	113,550	92,166
Freddie Mac Gold Pool 1.5% 2/1/2041	194,095	157,284
Freddie Mac Gold Pool 1.5% 2/1/2051	2,329,088	1,720,858
Freddie Mac Gold Pool 1.5% 3/1/2036	33,527	28,973
Freddie Mac Gold Pool 1.5% 3/1/2041	197,052	159,557
Freddie Mac Gold Pool 1.5% 4/1/2041	200,145	161,945
Freddie Mac Gold Pool 1.5% 4/1/2051	10,182,002	7,523,020
Freddie Mac Gold Pool 1.5% 5/1/2036	59,229	51,037
Freddie Mac Gold Pool 1.5% 7/1/2035	308,297	266,813
Freddie Mac Gold Pool 1.5% 8/1/2035	852,099	737,442
Freddie Mac Gold Pool 2% 1/1/2052	400,000	310,981
Freddie Mac Gold Pool 2% 1/1/2052	87,704	68,350
Freddie Mac Gold Pool 2% 10/1/2041	19,092	15,899
Freddie Mac Gold Pool 2% 10/1/2051	2,542,018	1,999,340
Freddie Mac Gold Pool 2% 10/1/2051	979,896	774,992
Freddie Mac Gold Pool 2% 10/1/2051	947,933	748,231
Freddie Mac Gold Pool 2% 10/1/2051	207,966	164,154
Freddie Mac Gold Pool 2% 11/1/2041	460,046	382,248
Freddie Mac Gold Pool 2% 11/1/2051	91,235	71,102
Freddie Mac Gold Pool 2% 11/1/2051	1,474,760	1,157,159
Freddie Mac Gold Pool 2% 11/1/2051	188,045	148,429
Freddie Mac Gold Pool 2% 11/1/2051	756,497	597,125
Freddie Mac Gold Pool 2% 11/1/2051	299,344	236,281
Freddie Mac Gold Pool 2% 11/1/2051	100,040	77,964
Freddie Mac Gold Pool 2% 11/1/2051	384,233	300,525
Freddie Mac Gold Pool 2% 12/1/2051	2,110,343	1,664,437
Freddie Mac Gold Pool 2% 12/1/2051	1,791,678	1,413,104
Freddie Mac Gold Pool 2% 12/1/2051	670,975	529,201
Freddie Mac Gold Pool 2% 12/1/2051	54,848	42,899
Freddie Mac Gold Pool 2% 2/1/2042	509,950	423,076
Freddie Mac Gold Pool 2% 2/1/2052	3,959,511	3,120,409
Freddie Mac Gold Pool 2% 2/1/2052	399,441	310,547
Freddie Mac Gold Pool 2% 3/1/2041	177,728	149,689
Freddie Mac Gold Pool 2% 4/1/2041	17,707	14,818
Freddie Mac Gold Pool 2% 4/1/2052	1,410,645	1,111,700
Freddie Mac Gold Pool 2% 5/1/2041	309,483	258,713
Freddie Mac Gold Pool 2% 5/1/2051	1,784,757	1,413,781
Freddie Mac Gold Pool 2% 5/1/2051	204,019	161,166
Freddie Mac Gold Pool 2% 5/1/2051	83,602	65,519
Freddie Mac Gold Pool 2% 5/1/2051	198,374	155,467
Freddie Mac Gold Pool 2% 6/1/2041	528,456	441,432
Freddie Mac Gold Pool 2% 6/1/2050	874,295	691,746
Freddie Mac Gold Pool 2% 7/1/2041	18,306	15,279
Freddie Mac Gold Pool 2% 7/1/2041	2,399,326	2,015,316
Freddie Mac Gold Pool 2% 7/1/2051	114,500	90,449
Freddie Mac Gold Pool 2% 9/1/2051	1,804,907	1,427,486
Freddie Mac Gold Pool 2.5% 1/1/2033	11,568	10,885
Freddie Mac Gold Pool 2.5% 1/1/2041	449,702	389,175
Freddie Mac Gold Pool 2.5% 1/1/2042	1,007,272	864,841
Freddie Mac Gold Pool 2.5% 1/1/2052	1,951,545	1,603,020
Freddie Mac Gold Pool 2.5% 10/1/2040	333,364	289,319
Freddie Mac Gold Pool 2.5% 10/1/2041	497,540	427,964
Freddie Mac Gold Pool 2.5% 11/1/2031	206,253	195,201
Freddie Mac Gold Pool 2.5% 11/1/2041	189,399	163,387
Freddie Mac Gold Pool 2.5% 11/1/2041	127,504	110,112
Freddie Mac Gold Pool 2.5% 11/1/2041	4,448,472	3,841,692
Freddie Mac Gold Pool 2.5% 11/1/2049	30,329	24,922
Freddie Mac Gold Pool 2.5% 11/1/2050	4,535,516	3,751,033
Freddie Mac Gold Pool 2.5% 11/1/2051	202,646	165,696
Freddie Mac Gold Pool 2.5% 12/1/2051	480,047	391,766
Freddie Mac Gold Pool 2.5% 12/1/2051	1,865,611	1,532,432
Freddie Mac Gold Pool 2.5% 2/1/2035	249,001	228,297
Freddie Mac Gold Pool 2.5% 2/1/2042	831,941	721,062
Freddie Mac Gold Pool 2.5% 2/1/2051	1,040,918	862,177
Freddie Mac Gold Pool 2.5% 2/1/2051	625,218	513,756
Freddie Mac Gold Pool 2.5% 3/1/2033	138,195	129,956
Freddie Mac Gold Pool 2.5% 3/1/2051	557,072	457,759
Freddie Mac Gold Pool 2.5% 4/1/2033	60,035	56,358
Freddie Mac Gold Pool 2.5% 4/1/2042	122,760	105,670
Freddie Mac Gold Pool 2.5% 4/1/2047	319,992	263,345
Freddie Mac Gold Pool 2.5% 4/1/2052	621,360	513,110
Freddie Mac Gold Pool 2.5% 5/1/2033	19,307	18,122
Freddie Mac Gold Pool 2.5% 5/1/2035	690,830	632,527
Freddie Mac Gold Pool 2.5% 5/1/2041	1,798,567	1,564,068
Freddie Mac Gold Pool 2.5% 5/1/2051	999,727	826,497
Freddie Mac Gold Pool 2.5% 6/1/2041	145,657	125,926
Freddie Mac Gold Pool 2.5% 7/1/2032	286,060	269,946
Freddie Mac Gold Pool 2.5% 7/1/2036	885,064	810,369
Freddie Mac Gold Pool 2.5% 8/1/2041	107,120	92,609
Freddie Mac Gold Pool 2.5% 8/1/2041	762,050	655,961
Freddie Mac Gold Pool 2.5% 8/1/2050	4,272,731	3,521,682
Freddie Mac Gold Pool 2.5% 8/1/2050	1,065,361	882,090
Freddie Mac Gold Pool 2.5% 9/1/2039	6,693	5,871
Freddie Mac Gold Pool 2.5% 9/1/2041	234,725	203,368
Freddie Mac Gold Pool 2.5% 9/1/2051	414,276	339,772
Freddie Mac Gold Pool 3% 1/1/2033	56,082	53,359
Freddie Mac Gold Pool 3% 1/1/2033	77,346	73,723
Freddie Mac Gold Pool 3% 1/1/2034	90,214	85,305
Freddie Mac Gold Pool 3% 1/1/2043	111,846	99,295
Freddie Mac Gold Pool 3% 1/1/2052	347,259	296,488
Freddie Mac Gold Pool 3% 1/1/2052	634,735	541,934
Freddie Mac Gold Pool 3% 1/1/2052	1,395,096	1,191,128
Freddie Mac Gold Pool 3% 11/1/2042	137,196	123,480
Freddie Mac Gold Pool 3% 11/1/2042	35,353	31,466
Freddie Mac Gold Pool 3% 11/1/2042	9,634	8,589
Freddie Mac Gold Pool 3% 11/1/2050	160,478	137,367
Freddie Mac Gold Pool 3% 11/1/2051	94,696	80,940
Freddie Mac Gold Pool 3% 11/1/2051	360,441	308,081
Freddie Mac Gold Pool 3% 12/1/2030	46,116	44,401
Freddie Mac Gold Pool 3% 12/1/2032	116,580	111,361
Freddie Mac Gold Pool 3% 12/1/2044	25,920	22,599
Freddie Mac Gold Pool 3% 12/1/2046	2,287,247	1,985,586
Freddie Mac Gold Pool 3% 12/1/2049	45,544	39,184
Freddie Mac Gold Pool 3% 12/1/2050	850,078	727,653
Freddie Mac Gold Pool 3% 2/1/2033	44,673	43,070
Freddie Mac Gold Pool 3% 2/1/2043	72,859	64,963
Freddie Mac Gold Pool 3% 2/1/2043	319,958	285,623
Freddie Mac Gold Pool 3% 2/1/2043	31,826	28,284
Freddie Mac Gold Pool 3% 2/1/2043	53,306	47,341
Freddie Mac Gold Pool 3% 2/1/2043	21,356	19,004
Freddie Mac Gold Pool 3% 2/1/2043	20,280	17,951
Freddie Mac Gold Pool 3% 3/1/2033	94,521	90,171
Freddie Mac Gold Pool 3% 3/1/2052	174,132	148,455
Freddie Mac Gold Pool 3% 3/1/2052	913,401	782,142
Freddie Mac Gold Pool 3% 4/1/2032	6,324	6,090
Freddie Mac Gold Pool 3% 4/1/2032	16,632	15,983
Freddie Mac Gold Pool 3% 4/1/2033	44,476	42,410
Freddie Mac Gold Pool 3% 4/1/2034	233,477	220,626
Freddie Mac Gold Pool 3% 4/1/2046	32,257	28,124
Freddie Mac Gold Pool 3% 4/1/2046	39,217	34,192
Freddie Mac Gold Pool 3% 4/1/2050	554,177	477,830
Freddie Mac Gold Pool 3% 4/1/2051	564,603	480,997
Freddie Mac Gold Pool 3% 4/1/2052	1,604,320	1,386,308
Freddie Mac Gold Pool 3% 5/1/2045	25,471	22,255
Freddie Mac Gold Pool 3% 5/1/2045	18,978	16,665
Freddie Mac Gold Pool 3% 5/1/2045	32,889	28,880
Freddie Mac Gold Pool 3% 5/1/2045	23,818	20,960
Freddie Mac Gold Pool 3% 5/1/2046	97,010	84,580
Freddie Mac Gold Pool 3% 5/1/2046	608,566	530,585
Freddie Mac Gold Pool 3% 5/1/2051	416,452	356,476
Freddie Mac Gold Pool 3% 5/1/2051	91,412	78,247
Freddie Mac Gold Pool 3% 5/1/2052	1,406,427	1,198,166
Freddie Mac Gold Pool 3% 6/1/2031	10,409	9,998
Freddie Mac Gold Pool 3% 6/1/2031	11,751	11,287
Freddie Mac Gold Pool 3% 6/1/2031	44,108	42,441
Freddie Mac Gold Pool 3% 6/1/2031	7,177	6,918
Freddie Mac Gold Pool 3% 6/1/2031	6,724	6,465
Freddie Mac Gold Pool 3% 6/1/2031	9,666	9,318
Freddie Mac Gold Pool 3% 6/1/2031	18,952	18,236
Freddie Mac Gold Pool 3% 6/1/2045	29,072	25,529
Freddie Mac Gold Pool 3% 6/1/2045	69,952	61,560
Freddie Mac Gold Pool 3% 6/1/2045	12,902	11,354
Freddie Mac Gold Pool 3% 6/1/2046	601,595	524,508
Freddie Mac Gold Pool 3% 6/1/2050	1,950,311	1,685,281
Freddie Mac Gold Pool 3% 6/1/2052	574,785	490,031
Freddie Mac Gold Pool 3% 7/1/2032	22,001	21,069
Freddie Mac Gold Pool 3% 7/1/2045	51,441	45,042
Freddie Mac Gold Pool 3% 7/1/2045	20,956	18,454
Freddie Mac Gold Pool 3% 7/1/2051	58,317	49,846
Freddie Mac Gold Pool 3% 8/1/2032	25,432	24,366
Freddie Mac Gold Pool 3% 8/1/2032	17,328	16,587
Freddie Mac Gold Pool 3% 8/1/2042	10,315	9,144
Freddie Mac Gold Pool 3% 8/1/2042	13,478	11,990
Freddie Mac Gold Pool 3% 8/1/2045	19,689	17,240
Freddie Mac Gold Pool 3% 8/1/2045	35,189	30,900
Freddie Mac Gold Pool 3% 8/1/2045	15,315	13,477
Freddie Mac Gold Pool 3% 8/1/2045	36,473	32,028
Freddie Mac Gold Pool 3% 8/1/2045	34,394	30,201
Freddie Mac Gold Pool 3% 8/1/2049	3,597	3,097
Freddie Mac Gold Pool 3% 9/1/2050	11,117	9,523
Freddie Mac Gold Pool 3% 9/1/2051	97,310	83,235
Freddie Mac Gold Pool 3% 9/1/2051	312,333	267,157
Freddie Mac Gold Pool 3.5% 1/1/2043	16,020	14,593
Freddie Mac Gold Pool 3.5% 1/1/2046	35,635	32,194
Freddie Mac Gold Pool 3.5% 1/1/2048	5,436	4,922
Freddie Mac Gold Pool 3.5% 10/1/2040	20,428	18,602
Freddie Mac Gold Pool 3.5% 10/1/2042	126,623	116,026
Freddie Mac Gold Pool 3.5% 10/1/2047	11,786	10,674
Freddie Mac Gold Pool 3.5% 10/1/2049	1,987,727	1,787,156
Freddie Mac Gold Pool 3.5% 10/1/2049	406,573	363,261
Freddie Mac Gold Pool 3.5% 11/1/2033	23,587	22,600
Freddie Mac Gold Pool 3.5% 11/1/2040	42,856	38,985
Freddie Mac Gold Pool 3.5% 11/1/2042	134,293	122,759
Freddie Mac Gold Pool 3.5% 11/1/2046	6,768	6,098
Freddie Mac Gold Pool 3.5% 11/1/2047	15,728	14,204
Freddie Mac Gold Pool 3.5% 11/1/2047	81,875	74,150
Freddie Mac Gold Pool 3.5% 12/1/2033	196,257	185,958
Freddie Mac Gold Pool 3.5% 12/1/2040	42,208	38,396
Freddie Mac Gold Pool 3.5% 12/1/2047	20,608	18,657
Freddie Mac Gold Pool 3.5% 2/1/2034	5,244,079	5,001,526
Freddie Mac Gold Pool 3.5% 2/1/2034	264,419	252,313
Freddie Mac Gold Pool 3.5% 2/1/2043	44,255	40,902
Freddie Mac Gold Pool 3.5% 2/1/2043	110,271	101,234
Freddie Mac Gold Pool 3.5% 2/1/2043	372,524	341,242
Freddie Mac Gold Pool 3.5% 2/1/2052	225,120	200,716
Freddie Mac Gold Pool 3.5% 2/1/2052	94,499	84,225
Freddie Mac Gold Pool 3.5% 3/1/2032	514,665	494,579
Freddie Mac Gold Pool 3.5% 3/1/2045	65,068	58,886
Freddie Mac Gold Pool 3.5% 3/1/2045	9,960	9,014
Freddie Mac Gold Pool 3.5% 3/1/2045	13,957	12,631
Freddie Mac Gold Pool 3.5% 3/1/2045	17,253	15,614
Freddie Mac Gold Pool 3.5% 3/1/2052	890,765	793,575
Freddie Mac Gold Pool 3.5% 3/1/2052 (i)	3,528,812	3,144,893
Freddie Mac Gold Pool 3.5% 3/1/2052	941,269	838,768
Freddie Mac Gold Pool 3.5% 4/1/2040	50,753	46,248
Freddie Mac Gold Pool 3.5% 4/1/2042	47,463	43,639
Freddie Mac Gold Pool 3.5% 4/1/2043	179,292	164,068
Freddie Mac Gold Pool 3.5% 4/1/2043	88,002	80,619
Freddie Mac Gold Pool 3.5% 4/1/2043	828,093	757,742
Freddie Mac Gold Pool 3.5% 4/1/2046	276,536	249,832
Freddie Mac Gold Pool 3.5% 4/1/2046	504,936	456,492
Freddie Mac Gold Pool 3.5% 5/1/2034	233,345	220,663
Freddie Mac Gold Pool 3.5% 5/1/2040	105,281	95,937
Freddie Mac Gold Pool 3.5% 5/1/2045	683,436	618,506
Freddie Mac Gold Pool 3.5% 5/1/2045	8,441	7,634
Freddie Mac Gold Pool 3.5% 5/1/2045	13,315	12,050
Freddie Mac Gold Pool 3.5% 5/1/2045	7,279	6,583
Freddie Mac Gold Pool 3.5% 5/1/2046	453,541	410,594
Freddie Mac Gold Pool 3.5% 6/1/2032	2,438,449	2,340,328
Freddie Mac Gold Pool 3.5% 6/1/2040	91,099	82,957
Freddie Mac Gold Pool 3.5% 6/1/2045	828,837	749,575
Freddie Mac Gold Pool 3.5% 6/1/2045	129,793	117,462
Freddie Mac Gold Pool 3.5% 6/1/2045	15,914	14,407
Freddie Mac Gold Pool 3.5% 6/1/2048	17,074	15,323
Freddie Mac Gold Pool 3.5% 7/1/2040	13,068	11,900
Freddie Mac Gold Pool 3.5% 7/1/2042	63,512	58,367
Freddie Mac Gold Pool 3.5% 7/1/2042	333,672	305,599
Freddie Mac Gold Pool 3.5% 7/1/2042	152,141	139,489
Freddie Mac Gold Pool 3.5% 7/1/2047	202,548	183,502
Freddie Mac Gold Pool 3.5% 7/1/2051	1,226,411	1,091,929
Freddie Mac Gold Pool 3.5% 8/1/2034	384,101	362,864
Freddie Mac Gold Pool 3.5% 8/1/2040	59,439	54,126
Freddie Mac Gold Pool 3.5% 8/1/2042	23,281	21,334
Freddie Mac Gold Pool 3.5% 8/1/2043	10,212	9,349
Freddie Mac Gold Pool 3.5% 8/1/2047	36,316	32,890
Freddie Mac Gold Pool 3.5% 8/1/2047	307,951	278,898
Freddie Mac Gold Pool 3.5% 8/1/2047	24,147	21,869
Freddie Mac Gold Pool 3.5% 9/1/2040	44,925	40,910
Freddie Mac Gold Pool 3.5% 9/1/2042	8,027	7,344
Freddie Mac Gold Pool 3.5% 9/1/2042	537,406	492,034
Freddie Mac Gold Pool 3.5% 9/1/2042	434,617	397,694
Freddie Mac Gold Pool 3.5% 9/1/2046	189,809	171,657
Freddie Mac Gold Pool 3.5% 9/1/2047	6,581	5,960
Freddie Mac Gold Pool 3.5% 9/1/2047	6,165	5,583
Freddie Mac Gold Pool 4% 1/1/2041	517,709	490,215
Freddie Mac Gold Pool 4% 1/1/2043	9,082	8,531
Freddie Mac Gold Pool 4% 1/1/2044	18,377	17,215
Freddie Mac Gold Pool 4% 10/1/2042	7,114	6,779
Freddie Mac Gold Pool 4% 10/1/2042	4,778	4,489
Freddie Mac Gold Pool 4% 10/1/2042	11,655	10,983
Freddie Mac Gold Pool 4% 10/1/2043	14,009	13,128
Freddie Mac Gold Pool 4% 10/1/2043	51,856	48,673
Freddie Mac Gold Pool 4% 10/1/2043	23,740	22,240
Freddie Mac Gold Pool 4% 10/1/2043	11,701	11,001
Freddie Mac Gold Pool 4% 10/1/2052	425,797	394,036
Freddie Mac Gold Pool 4% 11/1/2041	2,926	2,763
Freddie Mac Gold Pool 4% 11/1/2042	25,456	23,971
Freddie Mac Gold Pool 4% 11/1/2042	40,868	38,507
Freddie Mac Gold Pool 4% 11/1/2042	34,917	32,840
Freddie Mac Gold Pool 4% 11/1/2042	15,395	14,467
Freddie Mac Gold Pool 4% 11/1/2042	1,686	1,619
Freddie Mac Gold Pool 4% 11/1/2042	1,353,488	1,278,450
Freddie Mac Gold Pool 4% 11/1/2043	227,449	214,015
Freddie Mac Gold Pool 4% 12/1/2042	12,630	11,972
Freddie Mac Gold Pool 4% 12/1/2042	26,005	24,458
Freddie Mac Gold Pool 4% 2/1/2043	38,051	35,773
Freddie Mac Gold Pool 4% 2/1/2043	24,268	22,803
Freddie Mac Gold Pool 4% 2/1/2043	25,016	23,501
Freddie Mac Gold Pool 4% 2/1/2043	10,725	10,067
Freddie Mac Gold Pool 4% 2/1/2044	14,524	13,595
Freddie Mac Gold Pool 4% 2/1/2045	348,340	326,656
Freddie Mac Gold Pool 4% 2/1/2048	29,070	27,037
Freddie Mac Gold Pool 4% 3/1/2043	21,373	20,166
Freddie Mac Gold Pool 4% 4/1/2042	1,020,108	961,568
Freddie Mac Gold Pool 4% 4/1/2042	588,746	555,516
Freddie Mac Gold Pool 4% 4/1/2043	9,486	9,034
Freddie Mac Gold Pool 4% 4/1/2043	17,458	16,439
Freddie Mac Gold Pool 4% 4/1/2046	115,143	107,237
Freddie Mac Gold Pool 4% 5/1/2037	1,462,299	1,390,678
Freddie Mac Gold Pool 4% 5/1/2043	15,568	14,602
Freddie Mac Gold Pool 4% 5/1/2043	23,142	21,740
Freddie Mac Gold Pool 4% 5/1/2043	8,581	8,050
Freddie Mac Gold Pool 4% 5/1/2043	4,068	3,822
Freddie Mac Gold Pool 4% 5/1/2048	546,598	507,872
Freddie Mac Gold Pool 4% 5/1/2048	807,141	748,700
Freddie Mac Gold Pool 4% 6/1/2043	16,554	15,534
Freddie Mac Gold Pool 4% 6/1/2043	28,612	26,994
Freddie Mac Gold Pool 4% 7/1/2043	22,335	21,018
Freddie Mac Gold Pool 4% 7/1/2043	10,416	9,767
Freddie Mac Gold Pool 4% 7/1/2043	44,727	41,993
Freddie Mac Gold Pool 4% 7/1/2043	40,723	38,328
Freddie Mac Gold Pool 4% 7/1/2043	20,746	19,481
Freddie Mac Gold Pool 4% 7/1/2043	13,485	12,644
Freddie Mac Gold Pool 4% 7/1/2043	15,544	14,580
Freddie Mac Gold Pool 4% 8/1/2043	24,645	23,130
Freddie Mac Gold Pool 4% 8/1/2043	20,514	19,371
Freddie Mac Gold Pool 4% 8/1/2043	29,656	27,951
Freddie Mac Gold Pool 4% 8/1/2043	7,793	7,308
Freddie Mac Gold Pool 4% 8/1/2044	6,507	6,127
Freddie Mac Gold Pool 4% 8/1/2044	9,044	8,475
Freddie Mac Gold Pool 4% 9/1/2041	41,788	39,490
Freddie Mac Gold Pool 4% 9/1/2042	26,243	24,869
Freddie Mac Gold Pool 4% 9/1/2043	29,542	27,718
Freddie Mac Gold Pool 4% 9/1/2043	40,778	38,322
Freddie Mac Gold Pool 4% 9/1/2043	39,323	36,930
Freddie Mac Gold Pool 4% 9/1/2043	24,899	23,402
Freddie Mac Gold Pool 4% 9/1/2043	24,922	23,367
Freddie Mac Gold Pool 4% 9/1/2043	29,716	27,944
Freddie Mac Gold Pool 4% 9/1/2043	5,027	4,740
Freddie Mac Gold Pool 4% 9/1/2043	11,330	10,616
Freddie Mac Gold Pool 4.5% 1/1/2041	16,046	15,654
Freddie Mac Gold Pool 4.5% 1/1/2042	644,157	626,696
Freddie Mac Gold Pool 4.5% 1/1/2047	24,776	23,798
Freddie Mac Gold Pool 4.5% 10/1/2041	178,578	173,512
Freddie Mac Gold Pool 4.5% 10/1/2041	8,752	8,536
Freddie Mac Gold Pool 4.5% 10/1/2048	57,047	54,458
Freddie Mac Gold Pool 4.5% 10/1/2048	1,206,457	1,157,350
Freddie Mac Gold Pool 4.5% 12/1/2040	47,756	46,503
Freddie Mac Gold Pool 4.5% 12/1/2045	49,337	48,108
Freddie Mac Gold Pool 4.5% 12/1/2046	20,630	19,816
Freddie Mac Gold Pool 4.5% 12/1/2047	332,891	318,717
Freddie Mac Gold Pool 4.5% 2/1/2041	29,276	28,487
Freddie Mac Gold Pool 4.5% 2/1/2041	12,404	12,054
Freddie Mac Gold Pool 4.5% 2/1/2041	21,560	20,995
Freddie Mac Gold Pool 4.5% 2/1/2041	18,219	17,753
Freddie Mac Gold Pool 4.5% 2/1/2041	29,489	28,678
Freddie Mac Gold Pool 4.5% 2/1/2041	21,822	21,197
Freddie Mac Gold Pool 4.5% 2/1/2044	110,113	106,354
Freddie Mac Gold Pool 4.5% 2/1/2047	76,503	73,437
Freddie Mac Gold Pool 4.5% 3/1/2041	122,063	118,769
Freddie Mac Gold Pool 4.5% 3/1/2041	20,188	19,634
Freddie Mac Gold Pool 4.5% 3/1/2041	28,114	27,355
Freddie Mac Gold Pool 4.5% 3/1/2044	82,118	79,314
Freddie Mac Gold Pool 4.5% 3/1/2044	97,846	94,505
Freddie Mac Gold Pool 4.5% 3/1/2044	112,706	108,859
Freddie Mac Gold Pool 4.5% 3/1/2044	39,832	38,472
Freddie Mac Gold Pool 4.5% 4/1/2035	1,206	1,185
Freddie Mac Gold Pool 4.5% 4/1/2041	200,172	194,699
Freddie Mac Gold Pool 4.5% 4/1/2041	29,676	28,820
Freddie Mac Gold Pool 4.5% 4/1/2041	29,226	28,414
Freddie Mac Gold Pool 4.5% 4/1/2048	60,750	58,164
Freddie Mac Gold Pool 4.5% 4/1/2048	59,479	56,928
Freddie Mac Gold Pool 4.5% 4/1/2048	185,904	177,930
Freddie Mac Gold Pool 4.5% 5/1/2039	96,763	94,427
Freddie Mac Gold Pool 4.5% 5/1/2041	30,979	30,087
Freddie Mac Gold Pool 4.5% 5/1/2041	31,643	30,753
Freddie Mac Gold Pool 4.5% 5/1/2041	4,596	4,467
Freddie Mac Gold Pool 4.5% 5/1/2047	192,773	184,926
Freddie Mac Gold Pool 4.5% 5/1/2047	62,320	59,823
Freddie Mac Gold Pool 4.5% 5/1/2047	143,737	137,977
Freddie Mac Gold Pool 4.5% 5/1/2048	121,478	116,267
Freddie Mac Gold Pool 4.5% 6/1/2035	591	581
Freddie Mac Gold Pool 4.5% 6/1/2041	33,456	32,596
Freddie Mac Gold Pool 4.5% 6/1/2041	20,977	20,444
Freddie Mac Gold Pool 4.5% 6/1/2041	24,415	23,714
Freddie Mac Gold Pool 4.5% 6/1/2041	10,278	10,033
Freddie Mac Gold Pool 4.5% 6/1/2047	91,371	87,795
Freddie Mac Gold Pool 4.5% 6/1/2047	275,767	264,542
Freddie Mac Gold Pool 4.5% 7/1/2025	2,305	2,302
Freddie Mac Gold Pool 4.5% 7/1/2047	115,755	111,043
Freddie Mac Gold Pool 4.5% 7/1/2047	68,558	65,853
Freddie Mac Gold Pool 4.5% 7/1/2047	155,066	148,996
Freddie Mac Gold Pool 4.5% 8/1/2040	5,067	4,936
Freddie Mac Gold Pool 4.5% 8/1/2041	4,457	4,338
Freddie Mac Gold Pool 4.5% 8/1/2041	62,084	60,377
Freddie Mac Gold Pool 4.5% 9/1/2041	468,645	455,745
Freddie Mac Gold Pool 4.5% 9/1/2041	10,367	10,088
Freddie Mac Gold Pool 4.5% 9/1/2041	84,652	82,350
Freddie Mac Gold Pool 5% 1/1/2040	69,513	69,507
Freddie Mac Gold Pool 5% 1/1/2053	981,037	951,975
Freddie Mac Gold Pool 5% 10/1/2052	1,052,976	1,025,731
Freddie Mac Gold Pool 5% 11/1/2052	1,109,133	1,082,515
Freddie Mac Gold Pool 5% 12/1/2052	1,224,715	1,192,644
Freddie Mac Gold Pool 5% 12/1/2052	1,115,506	1,085,598
Freddie Mac Gold Pool 5% 12/1/2052	288,237	280,509
Freddie Mac Gold Pool 5% 12/1/2054	4,076,786	3,932,767
Freddie Mac Gold Pool 5% 4/1/2040	111,630	111,495
Freddie Mac Gold Pool 5% 5/1/2040	10,701	10,702
Freddie Mac Gold Pool 5% 6/1/2040	38,319	38,274
Freddie Mac Gold Pool 5% 6/1/2041	197,035	196,746
Freddie Mac Gold Pool 5% 6/1/2052	841,558	821,887
Freddie Mac Gold Pool 5% 7/1/2040	12,746	12,750
Freddie Mac Gold Pool 5% 8/1/2040	59,022	59,032
Freddie Mac Gold Pool 5.5% 2/1/2054	270,608	267,311
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)(j)(l)	3,507,243	3,509,439
Freddie Mac Gold Pool 6% 10/1/2054	1,800,001	1,808,637
Freddie Mac Gold Pool 6% 11/1/2053	358,462	362,758
Freddie Mac Gold Pool 6% 4/1/2032	63,060	64,812
Freddie Mac Gold Pool 6% 4/1/2054	2,275,442	2,318,357
Freddie Mac Gold Pool 6% 5/1/2033	22,081	22,640
Freddie Mac Gold Pool 6% 7/1/2037	3,428	3,563
Freddie Mac Gold Pool 6% 8/1/2037	34,528	35,834
Freddie Mac Gold Pool 6.5% 1/1/2054	1,983,802	2,053,950
Freddie Mac Gold Pool 6.5% 10/1/2053	1,335,500	1,379,802
Freddie Mac Gold Pool 6.5% 10/1/2053	1,298,524	1,344,034
Freddie Mac Gold Pool 6.5% 6/1/2054	424,465	442,525
Freddie Mac Gold Pool 6.5% 7/1/2054	3,650,000	3,727,738
Freddie Mac Gold Pool 6.5% 8/1/2054	3,299,672	3,368,916
Freddie Mac Gold Pool 6.5% 9/1/2053	284,126	293,551
Freddie Mac Gold Pool 6.5% 9/1/2053	296,816	307,683
Freddie Mac Gold Pool 6.5% 9/1/2054	491,515	512,620
Freddie Mac Gold Pool 7.5% 1/1/2027	158	160
Freddie Mac Gold Pool 7.5% 10/1/2027	30	31
Freddie Mac Gold Pool 7.5% 11/1/2029	1,391	1,452
Freddie Mac Gold Pool 7.5% 11/1/2031	112	119
Freddie Mac Gold Pool 7.5% 2/1/2028	75	77
Freddie Mac Gold Pool 7.5% 7/1/2031	161	168
Freddie Mac Gold Pool 7.5% 8/1/2026	22	22
Freddie Mac Gold Pool 7.5% 9/1/2031	2,518	2,652
Freddie Mac Gold Pool 8% 4/1/2027	128	129
Freddie Mac Gold Pool 8% 5/1/2027	54	55
Freddie Mac Gold Pool 8.5% 1/1/2028	158	161
Freddie Mac Gold Pool 8.5% 5/1/2027	46	47
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	17,540	17,693
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	2,952	3,012
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	12,640	12,920
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (b)(c)	23,939	24,484
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (b)(c)	16,374	16,737
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	22,971	23,467
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	6,541	6,682
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	253	256
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (b)(c)	1,263	1,291
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.371% 1/1/2035 (b)(c)	1,930	1,956
Freddie Mac Non Gold Pool 5% 8/1/2053	548,395	531,293
Freddie Mac Non Gold Pool 5.5% 8/1/2053	695,954	692,693
Freddie Mac Non Gold Pool 5.5% 8/1/2053	700,027	697,403
Freddie Mac Non Gold Pool 5.5% 8/1/2053 (j)	1,802,600	1,795,843
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 7.071% 4/1/2035 (b)(c)	17,677	17,820
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.96%, 8.46% 10/1/2035 (b)(c)	809	830
Freddie Mac Non Gold Pool 6% 6/1/2053	791,142	803,838
Freddie Mac Non Gold Pool 6% 6/1/2053	670,649	681,202
Freddie Mac Non Gold Pool 6% 6/1/2053	811,986	823,494
Freddie Mac Non Gold Pool 6% 7/1/2053	241,429	245,228
Freddie Mac Non Gold Pool 6% 7/1/2053	274,217	278,617
Freddie Mac Non Gold Pool 6% 9/1/2053	777,832	787,154
Ginnie Mae I Pool 2.5% 1/20/2052	944,603	780,128
Ginnie Mae I Pool 2.5% 12/20/2051	960,403	793,177
Ginnie Mae I Pool 2.5% 12/20/2051	1,462,521	1,207,866
Ginnie Mae I Pool 2.5% 12/20/2051	759,677	627,401
Ginnie Mae I Pool 2.5% 8/20/2051	5,353,780	4,421,575
Ginnie Mae I Pool 2.5% 8/20/2051	809,287	668,374
Ginnie Mae I Pool 2.5% 8/20/2051	1,397,145	1,155,183
Ginnie Mae I Pool 2.5% 9/20/2051	2,384,999	1,969,721
Ginnie Mae I Pool 2.5% 9/20/2051	1,388,032	1,146,347
Ginnie Mae I Pool 3% 1/15/2045	4,024	3,529
Ginnie Mae I Pool 3% 1/15/2045	4,531	3,974
Ginnie Mae I Pool 3% 12/20/2042	1,190,892	1,064,179
Ginnie Mae I Pool 3% 2/15/2045	12,162	10,667
Ginnie Mae I Pool 3% 2/15/2045	5,476	4,803
Ginnie Mae I Pool 3% 3/15/2045	4,410	3,868
Ginnie Mae I Pool 3% 3/15/2045	5,691	4,992
Ginnie Mae I Pool 3% 3/15/2045	4,912	4,308
Ginnie Mae I Pool 3% 3/15/2045	19,343	16,965
Ginnie Mae I Pool 3% 3/15/2045	14,789	12,972
Ginnie Mae I Pool 3% 3/15/2045	9,872	8,658
Ginnie Mae I Pool 3% 3/15/2045	14,029	12,305
Ginnie Mae I Pool 3% 3/15/2045	3,848	3,375
Ginnie Mae I Pool 3% 3/15/2045	11,377	9,978
Ginnie Mae I Pool 3% 3/15/2045	10,549	9,252
Ginnie Mae I Pool 3% 3/20/2043	798,074	713,253
Ginnie Mae I Pool 3% 3/20/2043	337,542	301,899
Ginnie Mae I Pool 3% 5/15/2045	10,734	9,415
Ginnie Mae I Pool 3% 6/15/2045	7,840	6,876
Ginnie Mae I Pool 3% 7/15/2045	9,009	7,902
Ginnie Mae I Pool 3% 7/15/2045	5,327	4,672
Ginnie Mae I Pool 3% 7/15/2045	4,610	4,044
Ginnie Mae I Pool 3% 7/15/2045	11,980	10,508
Ginnie Mae I Pool 3% 7/15/2045	8,515	7,468
Ginnie Mae I Pool 3.5% 1/15/2041	66,991	61,686
Ginnie Mae I Pool 3.5% 1/20/2050	99,541	89,086
Ginnie Mae I Pool 3.5% 1/20/2050	351,907	313,738
Ginnie Mae I Pool 3.5% 1/20/2050	179,592	161,235
Ginnie Mae I Pool 3.5% 1/20/2050	175,325	156,911
Ginnie Mae I Pool 3.5% 11/15/2042	204,879	187,072
Ginnie Mae I Pool 3.5% 12/20/2049	20,392	18,180
Ginnie Mae I Pool 3.5% 12/20/2049	4,717	4,205
Ginnie Mae I Pool 3.5% 12/20/2049	15,796	14,181
Ginnie Mae I Pool 3.5% 12/20/2049	44,808	40,102
Ginnie Mae I Pool 3.5% 2/15/2041	97,637	89,475
Ginnie Mae I Pool 3.5% 2/15/2042	90,050	82,313
Ginnie Mae I Pool 3.5% 3/15/2043	96,095	87,313
Ginnie Mae I Pool 3.5% 5/15/2042	161,736	148,089
Ginnie Mae I Pool 3.5% 5/15/2042	231,688	212,320
Ginnie Mae I Pool 3.5% 5/15/2042	67,974	62,032
Ginnie Mae I Pool 3.5% 7/15/2043	141,387	128,340
Ginnie Mae I Pool 3.5% 8/15/2042	112,544	102,903
Ginnie Mae I Pool 4% 1/15/2042	6,646	6,294
Ginnie Mae I Pool 4% 1/15/2043	26,969	25,463
Ginnie Mae I Pool 4% 10/15/2040	23,446	22,256
Ginnie Mae I Pool 4% 10/15/2041	10,688	10,110
Ginnie Mae I Pool 4% 10/15/2041	197,682	186,996
Ginnie Mae I Pool 4% 10/15/2041	184,996	175,228
Ginnie Mae I Pool 4% 10/15/2041	99,645	94,432
Ginnie Mae I Pool 4% 10/15/2041	44,390	42,128
Ginnie Mae I Pool 4% 10/15/2041	31,434	29,760
Ginnie Mae I Pool 4% 10/15/2041	23,315	22,084
Ginnie Mae I Pool 4% 10/15/2041	21,588	20,477
Ginnie Mae I Pool 4% 10/15/2041	14,710	13,924
Ginnie Mae I Pool 4% 10/15/2041	23,464	22,236
Ginnie Mae I Pool 4% 10/15/2041	2,689	2,552
Ginnie Mae I Pool 4% 10/15/2041	153,041	144,746
Ginnie Mae I Pool 4% 10/15/2041	9,717	9,183
Ginnie Mae I Pool 4% 11/15/2040	11,216	10,631
Ginnie Mae I Pool 4% 11/15/2040	55,165	52,217
Ginnie Mae I Pool 4% 11/15/2040	6,659	6,304
Ginnie Mae I Pool 4% 11/15/2041	61,910	58,631
Ginnie Mae I Pool 4% 11/15/2042	5,652	5,340
Ginnie Mae I Pool 4% 12/15/2041	34,812	32,963
Ginnie Mae I Pool 4% 12/15/2041	88,938	84,172
Ginnie Mae I Pool 4% 12/15/2041	49,140	46,499
Ginnie Mae I Pool 4% 12/15/2041	19,085	18,051
Ginnie Mae I Pool 4% 12/15/2041	13,705	13,011
Ginnie Mae I Pool 4% 12/15/2041	2,577	2,440
Ginnie Mae I Pool 4% 12/15/2042	6,061	5,732
Ginnie Mae I Pool 4% 2/15/2040	16,169	15,340
Ginnie Mae I Pool 4% 2/15/2041	12,853	12,194
Ginnie Mae I Pool 4% 2/15/2042	8,536	8,078
Ginnie Mae I Pool 4% 3/15/2040	73,965	70,397
Ginnie Mae I Pool 4% 3/15/2041	8,123	7,706
Ginnie Mae I Pool 4% 3/15/2042	12,087	11,419
Ginnie Mae I Pool 4% 3/15/2042	32,559	30,799
Ginnie Mae I Pool 4% 4/15/2042	15,143	14,315
Ginnie Mae I Pool 4% 4/15/2043	5,187	4,930
Ginnie Mae I Pool 4% 4/15/2046	832,519	779,472
Ginnie Mae I Pool 4% 4/20/2047	314,893	292,856
Ginnie Mae I Pool 4% 4/20/2047	324,175	301,489
Ginnie Mae I Pool 4% 4/20/2048	236,998	219,597
Ginnie Mae I Pool 4% 4/20/2048	258,852	239,847
Ginnie Mae I Pool 4% 6/15/2041	9,492	8,991
Ginnie Mae I Pool 4% 7/15/2040	27,812	26,439
Ginnie Mae I Pool 4% 7/15/2041	17,154	16,246
Ginnie Mae I Pool 4% 8/15/2041	265,620	251,510
Ginnie Mae I Pool 4% 8/15/2041	26,040	24,674
Ginnie Mae I Pool 4% 8/15/2043	6,460	6,084
Ginnie Mae I Pool 4% 9/15/2040	12,231	11,606
Ginnie Mae I Pool 4% 9/15/2041	30,090	28,487
Ginnie Mae I Pool 4% 9/15/2041	23,961	22,703
Ginnie Mae I Pool 4% 9/15/2041	23,196	21,998
Ginnie Mae I Pool 4% 9/15/2041	3,505	3,346
Ginnie Mae I Pool 4% 9/15/2041	6,464	6,117
Ginnie Mae I Pool 4.5% 2/15/2040	23,171	22,495
Ginnie Mae I Pool 4.5% 3/15/2041	5,134	4,980
Ginnie Mae I Pool 4.5% 3/15/2041	437,141	422,865
Ginnie Mae I Pool 4.5% 3/15/2041	343,311	332,999
Ginnie Mae I Pool 4.5% 3/15/2041	114,653	111,247
Ginnie Mae I Pool 4.5% 4/15/2040	3,419	3,318
Ginnie Mae I Pool 4.5% 4/15/2041	46,914	45,438
Ginnie Mae I Pool 4.5% 5/15/2039	7,558	7,345
Ginnie Mae I Pool 4.5% 6/15/2040	43,148	41,885
Ginnie Mae I Pool 4.5% 6/15/2040	64,902	62,974
Ginnie Mae I Pool 4.5% 6/15/2040	30,617	29,717
Ginnie Mae I Pool 4.5% 7/15/2040	4,936	4,780
Ginnie Mae I Pool 4.5% 7/15/2040	82,838	80,386
Ginnie Mae I Pool 4.5% 7/15/2040	28,120	27,273
Ginnie Mae I Pool 4.5% 7/15/2040	39,544	38,370
Ginnie Mae I Pool 4.5% 8/15/2039	78,490	76,256
Ginnie Mae I Pool 4.5% 8/15/2040	30,169	29,263
Ginnie Mae I Pool 5% 10/15/2039	9,972	9,898
Ginnie Mae I Pool 5% 10/15/2039	23,164	22,984
Ginnie Mae I Pool 5% 11/15/2040	20,067	19,911
Ginnie Mae I Pool 5% 11/15/2040	7,915	7,841
Ginnie Mae I Pool 5% 12/15/2039	27,244	27,026
Ginnie Mae I Pool 5% 3/15/2039	13,589	13,493
Ginnie Mae I Pool 5% 4/15/2040	4,038	4,004
Ginnie Mae I Pool 5% 4/15/2041	3,800	3,767
Ginnie Mae I Pool 5% 4/15/2041	12,432	12,322
Ginnie Mae I Pool 5% 4/15/2041	7,227	7,171
Ginnie Mae I Pool 5% 4/20/2048	699,696	696,002
Ginnie Mae I Pool 5% 6/15/2040	17,213	17,074
Ginnie Mae I Pool 5% 7/15/2040	17,770	17,625
Ginnie Mae I Pool 5% 7/15/2040	24,335	24,138
Ginnie Mae I Pool 5% 7/15/2040	15,049	14,929
Ginnie Mae I Pool 5% 8/15/2039	2,117	2,100
Ginnie Mae I Pool 5% 8/15/2039	22,394	22,225
Ginnie Mae I Pool 5% 8/15/2040	43,020	42,673
Ginnie Mae I Pool 5% 8/15/2040	35,509	35,217
Ginnie Mae I Pool 5% 9/15/2039	17,534	17,400
Ginnie Mae I Pool 5% 9/15/2040	15,764	15,636
Ginnie Mae I Pool 5% 9/15/2040	26,307	26,098
Ginnie Mae I Pool 6.5% 11/15/2035	4,678	4,797
Ginnie Mae I Pool 6.5% 4/15/2035	6,096	6,245
Ginnie Mae I Pool 6.5% 9/15/2035	13,867	14,191
Ginnie Mae I Pool 7% 1/15/2028	1,027	1,039
Ginnie Mae I Pool 7% 1/15/2028	61	62
Ginnie Mae I Pool 7% 10/15/2028	45	44
Ginnie Mae I Pool 7% 10/15/2028	210	213
Ginnie Mae I Pool 7% 10/15/2031	3,887	3,972
Ginnie Mae I Pool 7% 12/15/2028	291	295
Ginnie Mae I Pool 7% 12/15/2030	6,023	6,149
Ginnie Mae I Pool 7% 2/15/2028	5,636	5,688
Ginnie Mae I Pool 7% 2/15/2028	86	87
Ginnie Mae I Pool 7% 2/15/2031	295	301
Ginnie Mae I Pool 7% 2/15/2032	404	413
Ginnie Mae I Pool 7% 2/15/2032	13,113	13,410
Ginnie Mae I Pool 7% 3/15/2028	308	311
Ginnie Mae I Pool 7% 3/15/2029	1,840	1,870
Ginnie Mae I Pool 7% 3/15/2032	66	68
Ginnie Mae I Pool 7% 3/15/2032	7,079	7,222
Ginnie Mae I Pool 7% 3/15/2032	6,817	6,950
Ginnie Mae I Pool 7% 4/15/2028	623	631
Ginnie Mae I Pool 7% 4/15/2028	48	48
Ginnie Mae I Pool 7% 4/15/2029	886	898
Ginnie Mae I Pool 7% 4/15/2029	2,197	2,232
Ginnie Mae I Pool 7% 4/15/2031	1,164	1,183
Ginnie Mae I Pool 7% 4/15/2032	380	388
Ginnie Mae I Pool 7% 4/15/2032	1,359	1,387
Ginnie Mae I Pool 7% 4/15/2032	1,988	2,035
Ginnie Mae I Pool 7% 4/15/2032	17,579	18,006
Ginnie Mae I Pool 7% 5/15/2029	1,900	1,932
Ginnie Mae I Pool 7% 5/15/2032	679	696
Ginnie Mae I Pool 7% 6/15/2028	743	753
Ginnie Mae I Pool 7% 6/15/2028	3,325	3,347
Ginnie Mae I Pool 7% 6/15/2032	153	157
Ginnie Mae I Pool 7% 6/15/2032	5,153	5,277
Ginnie Mae I Pool 7% 6/15/2032	141	145
Ginnie Mae I Pool 7% 6/15/2032	1,922	1,963
Ginnie Mae I Pool 7% 7/15/2028	1,195	1,201
Ginnie Mae I Pool 7% 7/15/2028	157	159
Ginnie Mae I Pool 7% 7/15/2031	736	753
Ginnie Mae I Pool 7% 7/15/2031	2,859	2,921
Ginnie Mae I Pool 7% 7/15/2031	1,284	1,309
Ginnie Mae I Pool 7% 7/15/2032	666	682
Ginnie Mae I Pool 7% 7/15/2032	2,038	2,074
Ginnie Mae I Pool 7% 8/15/2031	208	211
Ginnie Mae I Pool 7% 8/15/2031	1,765	1,805
Ginnie Mae I Pool 7% 8/15/2031	2,970	3,010
Ginnie Mae I Pool 7% 9/15/2028	70	71
Ginnie Mae I Pool 7% 9/15/2028	23	22
Ginnie Mae I Pool 7% 9/15/2029	10	8
Ginnie Mae I Pool 7% 9/15/2031	786	801
Ginnie Mae I Pool 7% 9/15/2031	2,640	2,690
Ginnie Mae I Pool 7% 9/15/2031	462	472
Ginnie Mae I Pool 7.5% 1/15/2026	20	19
Ginnie Mae I Pool 7.5% 10/15/2027	226	230
Ginnie Mae I Pool 7.5% 10/15/2027	369	374
Ginnie Mae I Pool 7.5% 10/15/2028	3,807	3,897
Ginnie Mae I Pool 7.5% 11/15/2025	12	11
Ginnie Mae I Pool 7.5% 11/15/2027	130	130
Ginnie Mae I Pool 7.5% 12/15/2025	23	22
Ginnie Mae I Pool 7.5% 12/15/2027	786	803
Ginnie Mae I Pool 7.5% 2/15/2027	252	255
Ginnie Mae I Pool 7.5% 3/15/2028	2,569	2,624
Ginnie Mae I Pool 7.5% 4/15/2027	1,125	1,141
Ginnie Mae I Pool 7.5% 4/15/2027	870	885
Ginnie Mae I Pool 7.5% 4/15/2027	183	185
Ginnie Mae I Pool 7.5% 4/15/2027	330	336
Ginnie Mae I Pool 7.5% 4/15/2027	94	96
Ginnie Mae I Pool 7.5% 4/15/2027	92	92
Ginnie Mae I Pool 7.5% 4/15/2027	397	404
Ginnie Mae I Pool 7.5% 4/15/2027	395	401
Ginnie Mae I Pool 7.5% 4/15/2027	116	118
Ginnie Mae I Pool 7.5% 5/15/2027	127	127
Ginnie Mae I Pool 7.5% 6/15/2027	102	103
Ginnie Mae I Pool 7.5% 6/15/2027	361	366
Ginnie Mae I Pool 7.5% 7/15/2027	778	781
Ginnie Mae I Pool 7.5% 8/15/2028	517	522
Ginnie Mae I Pool 8% 3/15/2030	1,220	1,250
Ginnie Mae I Pool 8% 5/15/2030	626	642
Ginnie Mae I Pool 8% 9/15/2030	1,248	1,280
Ginnie Mae II Pool 2% 1/1/2055 (k)	57,500,000	45,922,766
Ginnie Mae II Pool 2% 1/20/2051	659,478	527,125
Ginnie Mae II Pool 2% 10/20/2050	7,823,345	6,255,690
Ginnie Mae II Pool 2% 11/20/2050	3,623,168	2,897,151
Ginnie Mae II Pool 2% 12/20/2050	5,028,202	4,020,642
Ginnie Mae II Pool 2% 2/1/2055 (k)	13,500,000	10,785,558
Ginnie Mae II Pool 2% 2/20/2051	738,318	590,373
Ginnie Mae II Pool 2% 2/20/2052	3,649,998	2,916,324
Ginnie Mae II Pool 2% 4/20/2051	299,584	239,366
Ginnie Mae II Pool 2% 4/20/2052	6,299,997	5,033,656
Ginnie Mae II Pool 2.5% 1/1/2055 (k)	26,350,000	21,973,283
Ginnie Mae II Pool 2.5% 12/20/2051	127,525	106,436
Ginnie Mae II Pool 3% 1/1/2055 (k)	42,525,000	36,837,043
Ginnie Mae II Pool 3% 1/20/2032	368,852	354,008
Ginnie Mae II Pool 3% 10/20/2031	120,024	115,289
Ginnie Mae II Pool 3% 11/20/2031	130,079	124,896
Ginnie Mae II Pool 3% 12/20/2031	196,821	188,980
Ginnie Mae II Pool 3% 12/20/2046	600,559	527,390
Ginnie Mae II Pool 3% 2/1/2055 (k)	15,050,000	13,037,565
Ginnie Mae II Pool 3% 2/20/2031	16,013	15,441
Ginnie Mae II Pool 3% 3/20/2031	32,795	31,610
Ginnie Mae II Pool 3% 3/20/2046	103,551	90,967
Ginnie Mae II Pool 3% 4/20/2031	121,952	117,493
Ginnie Mae II Pool 3% 4/20/2047	33,922	29,746
Ginnie Mae II Pool 3% 5/20/2031	255,570	246,119
Ginnie Mae II Pool 3% 7/20/2031	3,315	3,189
Ginnie Mae II Pool 3% 8/20/2031	39,255	37,754
Ginnie Mae II Pool 3% 9/20/2031	15,754	15,146
Ginnie Mae II Pool 3.5% 1/1/2055 (k)	22,125,000	19,756,811
Ginnie Mae II Pool 3.5% 12/20/2040	100,302	92,631
Ginnie Mae II Pool 3.5% 2/1/2055 (k)	10,900,000	9,735,003
Ginnie Mae II Pool 4% 1/20/2041	330,288	312,236
Ginnie Mae II Pool 4% 1/20/2042	1,123,427	1,059,781
Ginnie Mae II Pool 4% 10/20/2040	161,097	152,337
Ginnie Mae II Pool 4% 11/20/2040	650,422	614,961
Ginnie Mae II Pool 4% 11/20/2054	3,999,998	3,681,321
Ginnie Mae II Pool 4% 12/20/2054	100,000	92,033
Ginnie Mae II Pool 4% 2/20/2041	10,774	10,184
Ginnie Mae II Pool 4% 3/20/2047	168,505	156,923
Ginnie Mae II Pool 4% 4/20/2047	607,197	565,463
Ginnie Mae II Pool 4% 5/20/2046	941,509	877,680
Ginnie Mae II Pool 4% 6/20/2045	107,177	100,079
Ginnie Mae II Pool 4% 7/20/2044	6,724	6,311
Ginnie Mae II Pool 4% 8/20/2043	39,795	37,416
Ginnie Mae II Pool 4% 8/20/2045	776,842	725,391
Ginnie Mae II Pool 4% 9/20/2040	254,498	240,643
Ginnie Mae II Pool 4.5% 11/20/2054	12,599,303	11,907,281
Ginnie Mae II Pool 4.5% 3/20/2041	14,620	14,240
Ginnie Mae II Pool 4.5% 5/20/2040	97,573	95,118
Ginnie Mae II Pool 4.5% 5/20/2041	28,511	27,766
Ginnie Mae II Pool 4.5% 7/20/2040	74,317	72,426
Ginnie Mae II Pool 4.5% 9/20/2040	338,831	330,158
Ginnie Mae II Pool 5% 1/1/2055 (k)	14,000,000	13,578,305
Ginnie Mae II Pool 5% 11/20/2054	1,149,999	1,115,807
Ginnie Mae II Pool 5.5% 1/1/2055 (k)	18,000,000	17,838,878
Ginnie Mae II Pool 6% 1/1/2055 (k)	53,200,000	53,528,345
Ginnie Mae II Pool 6% 12/20/2054 (k)	1,300,000	1,309,855
Ginnie Mae II Pool 6% 2/1/2055 (k)	21,150,000	21,249,141
Ginnie Mae II Pool 6.5% 1/1/2055 (k)	7,600,000	7,726,469
Ginnie Mae II Pool 6.5% 2/1/2055 (k)	2,250,000	2,284,629
Uniform Mortgage Backed Securities 2% 1/1/2055 (k)	110,175,000	85,592,192
Uniform Mortgage Backed Securities 2% 2/1/2055 (k)	26,425,000	20,540,274
Uniform Mortgage Backed Securities 3% 1/1/2055 (k)	9,250,000	7,846,599
Uniform Mortgage Backed Securities 3.5% 1/1/2055 (k)	11,400,000	10,072,967
Uniform Mortgage Backed Securities 4.5% 1/1/2055 (k)	1,000,000	939,843
Uniform Mortgage Backed Securities 5% 1/1/2040 (k)	9,300,000	9,250,594
Uniform Mortgage Backed Securities 5% 1/1/2055 (k)	8,700,000	8,390,402
Uniform Mortgage Backed Securities 5.5% 1/1/2055 (k)	11,150,000	10,996,252
Uniform Mortgage Backed Securities 6% 1/1/2055 (k)	12,800,000	12,857,000
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (k)	11,000,000	11,231,172
TOTAL UNITED STATES		967,066,319
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,015,173,713)		967,066,319

U.S. Treasury Obligations - 45.2%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.89	22,865,200	13,751,828
US Treasury Bonds 1.75% 8/15/2041	1.90	80,591,100	52,185,415
US Treasury Bonds 1.875% 11/15/2051	1.83 to 1.95	50,329,100	27,758,604
US Treasury Bonds 2% 11/15/2041	2.00	13,511,200	9,071,687
US Treasury Bonds 2% 8/15/2051	1.84	104,090,400	59,478,273
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	38,732,200	23,481,017
US Treasury Bonds 3% 2/15/2047	1.14 to 1.86	42,593,200	31,561,702
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	58,000,000	47,876,222
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	4,500,000	3,658,060
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.63	6,070,000	5,493,167
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	126,266,000	112,458,022
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.78	87,500,000	79,821,898
US Treasury Bonds 4.25% 8/15/2054	4.00 to 4.65	13,950,000	12,739,151
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.77	9,530,000	9,086,169
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.65	18,670,000	18,139,730
US Treasury Notes 1.125% 8/31/2028	1.40	70,526,300	62,903,753
US Treasury Notes 1.25% 5/31/2028	1.37	155,752,000	140,664,221
US Treasury Notes 1.25% 9/30/2028	1.41	15,938,200	14,244,232
US Treasury Notes 1.75% 1/31/2029	1.74	27,595,700	24,919,310
US Treasury Notes 2.625% 7/31/2029	3.08	37,400,000	34,697,473
US Treasury Notes 2.875% 5/15/2032	2.94 to 2.96	88,237,000	79,245,849
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	181,445,000	166,743,856
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.92	144,500,000	134,427,359
US Treasury Notes 3.625% 9/30/2031	4.00	23,600,000	22,426,149
US Treasury Notes 3.75% 5/31/2030	3.83 to 3.98	37,700,000	36,489,422
US Treasury Notes 3.75% 6/30/2030	4.11	7,000,000	6,771,661
US Treasury Notes 3.75% 8/31/2031	3.52	60,400,000	57,867,921
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.90	42,294,000	40,252,016
US Treasury Notes 3.875% 8/15/2034	3.71 to 4.27	83,400,000	78,919,852
US Treasury Notes 4% 1/31/2031	4.13 to 4.15	110,400,000	107,711,654
US Treasury Notes 4% 2/15/2034	4.28 to 4.71	64,400,000	61,653,929
US Treasury Notes 4% 6/30/2028	4.23	25,000,000	24,741,509
US Treasury Notes 4.125% 10/31/2031	4.38	40,900,000	40,033,377
US Treasury Notes 4.125% 11/15/2032	3.54	18,600,000	18,140,929
US Treasury Notes 4.125% 11/30/2031	4.55	4,000,000	3,914,598
US Treasury Notes 4.125% 7/31/2028	4.18	25,000,000	24,827,466
US Treasury Notes 4.125% 8/31/2030	4.61	71,100,000	70,005,429
US Treasury Notes 4.25% 6/30/2031	4.12	49,300,000	48,680,061
US Treasury Notes 4.375% 11/30/2030	4.35	65,000,000	64,763,355
US Treasury Notes 4.375% 12/31/2031	4.43 to 4.44	44,000,000	44,036,629
US Treasury Notes 4.5% 11/15/2033	4.04	45,000,000	44,796,300
US Treasury Notes 4.625% 4/30/2031	4.50	43,300,000	43,665,930
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,235,998,491)			2,004,105,185

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $113,861,315)	4.36	113,838,907	113,861,675

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	1,300,000	103,537
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.845% and receive annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	10,700,000	466,173
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,760,000	271,121
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	2,500,000	109,036
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	11,100,000	494,382
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	2,400,000	108,936
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	2,700,000	111,071
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	11,900,000	300,046
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.92% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	3,600,000	152,859
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	1,900,000	93,309
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	6,300,000	392,819
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,600,000	132,445
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	1,100,000	87,578
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	287,666
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	4,100,000	176,915

TOTAL PUT SWAPTIONS			3,287,893
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	1,300,000	7,891
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.845% and pay annually a floating rate based on US SOFR Index, expiring October 2034	10/29/29	10,700,000	363,919
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,760,000	262,015
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	2,500,000	77,670
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	11,100,000	367,688
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	2,400,000	77,799
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	2,700,000	101,411
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	11,900,000	63,039
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.92% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/20/29	3,600,000	128,272
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	1,900,000	53,052
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	6,300,000	52,027
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	2,600,000	70,024
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	1,100,000	6,806
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	3,700,000	24,309
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	4,100,000	141,462

TOTAL CALL SWAPTIONS			1,797,384
TOTAL PURCHASED SWAPTIONS (Cost $5,571,652)			5,085,277

TOTAL INVESTMENT IN SECURITIES - 110.6% (Cost $5,299,860,909)	4,902,380,577
NET OTHER ASSETS (LIABILITIES) - (10.6)%	(471,407,594)
NET ASSETS - 100.0%	4,430,972,983

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 1/1/2055	(20,575,000)	(16,432,364)
Ginnie Mae II Pool 3% 1/1/2055	(30,100,000)	(26,073,956)
Ginnie Mae II Pool 3.5% 1/1/2055	(10,900,000)	(9,733,299)
Ginnie Mae II Pool 5.5% 1/1/2055	(7,500,000)	(7,432,866)
Ginnie Mae II Pool 6% 1/1/2055	(31,950,000)	(32,147,192)
Ginnie Mae II Pool 6.5% 1/1/2055	(2,250,000)	(2,287,441)
Uniform Mortgage Backed Securities 2% 1/1/2055	(34,925,000)	(27,132,356)
Uniform Mortgage Backed Securities 3% 1/1/2055	(4,700,000)	(3,986,921)
Uniform Mortgage Backed Securities 3.5% 1/1/2055	(11,400,000)	(10,072,967)
Uniform Mortgage Backed Securities 4% 1/1/2055	(4,000,000)	(3,652,500)
Uniform Mortgage Backed Securities 4.5% 1/1/2055	(3,500,000)	(3,289,452)
Uniform Mortgage Backed Securities 5% 1/1/2055	(8,700,000)	(8,390,402)
Uniform Mortgage Backed Securities 5.5% 1/1/2055	(12,050,000)	(11,883,841)
Uniform Mortgage Backed Securities 6% 1/1/2055	(13,100,000)	(13,158,336)
Uniform Mortgage Backed Securities 6.5% 1/1/2055	(3,400,000)	(3,471,453)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(179,145,346)

TOTAL TBA SALE COMMITMENTS (Proceeds $179,860,197)		(179,145,346)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	214	Mar 2025	23,272,500	(129,782)	(129,782)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	110	Mar 2025	22,617,031	12,785	12,785
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Mar 2025	106,305	(48)	(48)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	47	Mar 2025	5,350,656	(93,297)	(93,297)

TOTAL PURCHASED					(210,342)

Sold

Interest Rate Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	5	Mar 2025	594,531	16,925	16,925

TOTAL FUTURES CONTRACTS					(193,417)
The notional amount of futures purchased as a percentage of Net Assets is 1.1%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	130,000	19,566	(38,802)	(19,236)
CMBX BBB- Series 17 Index		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly	600,000	64,327	(78,180)	(13,853)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	875	(33,971)	(33,096)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	180,000	27,092	(44,893)	(17,801)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	37,628	(66,015)	(28,387)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	460,000	69,235	(112,693)	(43,458)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	18,061	(27,984)	(9,923)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	31,607	(47,658)	(16,051)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	45,153	(49,841)	(4,688)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	10,721	(13,782)	(3,061)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	32,164	(42,378)	(10,214)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	530,000	216	(4,694)	(4,478)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,110,000	452	(11,776)	(11,324)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	490,000	73,750	(127,109)	(53,359)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	230,000	34,617	(52,353)	(17,736)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	40,000	6,020	(8,803)	(2,783)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	500,000	75,255	(135,538)	(60,283)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	21,442	(32,011)	(10,569)

TOTAL BUY PROTECTION							568,181	(928,481)	(360,300)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	(256)	14,104	13,848
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	(1,286)	72,757	71,471
CMBX AAA Series 15 Index	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,600,000	(13,090)	24,844	11,754
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	100,000	(1,744)	2,093	349
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,200,000	(20,932)	19,539	(1,393)
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,900,000	(15,544)	25,681	10,137
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(8,181)	15,130	6,949
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(22,676)	32,115	9,439
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,587)	3,965	1,378
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,744)	2,486	742
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,900,000	(24,572)	37,941	13,369
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(7,760)	9,411	1,651
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(10,466)	9,583	(883)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(9,053)	7,997	(1,056)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(8,722)	7,986	(736)

TOTAL SELL PROTECTION							(148,613)	285,632	137,019
TOTAL CREDIT DEFAULT SWAPS							419,568	(642,849)	(223,281)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	31,009,000	116,263	0	116,263
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	34,685,000	235,514	0	235,514
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	5,875,000	61,174	0	61,174
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	9,431,000	131,336	0	131,336
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	12,917,000	258,703	0	258,703
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	5,122,000	(135,667)	0	(135,667)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	8,542,000	349,979	0	349,979
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	1,491,000	(55,622)	0	(55,622)
TOTAL INTEREST RATE SWAPS							961,680	0	961,680

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $694,441,703 or 15.7% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $882,773.
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,615,310.
(j)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,442,572.

(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $524,464.

(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,335,255	1,065,139,352	1,026,613,557	5,407,325	625	-	113,861,675	113,838,907	0.2%
Fidelity Securities Lending Cash Central Fund	-	319,604,406	319,604,406	10,530	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	71,071,422	4,198,152	-	4,197,904	-	444,598	75,714,172	869,378	31.2%
Total	146,406,677	1,388,941,910	1,346,217,963	9,615,759	625	444,598	189,575,847	114,708,285

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	378,896,626	-	378,896,626	-

Bank Notes
Financials	6,898,080	-	6,898,080	-

Collateralized Mortgage Obligations	50,885,771	-	50,885,771	-

Commercial Mortgage Securities	263,582,370	-	263,582,370	-

Fixed-Income Funds	75,714,172	75,714,172	-	-

Foreign Government and Government Agency Obligations	2,653,803	-	2,653,803	-

Non-Convertible Corporate Bonds
Communication Services	84,405,865	-	84,405,865	-
Consumer Discretionary	12,002,978	-	12,002,978	-
Consumer Staples	25,290,516	-	25,290,516	-
Energy	128,936,128	-	128,936,128	-
Financials	479,028,672	-	479,028,672	-
Health Care	60,743,040	-	60,743,040	-
Industrials	27,455,641	-	27,455,641	-
Information Technology	30,740,037	-	30,740,037	-
Materials	5,155,999	-	5,155,999	-
Real Estate	130,364,256	-	130,364,256	-
Utilities	49,508,167	-	49,508,167	-

U.S. Government Agency - Mortgage Securities	967,066,319	-	967,066,319	-

U.S. Treasury Obligations	2,004,105,185	-	2,004,105,185	-

Money Market Funds	113,861,675	113,861,675	-	-

Purchased Swaptions	5,085,277	-	5,085,277	-
Total Investments in Securities:	4,902,380,577	189,575,847	4,712,804,730	-
Derivative Instruments: Assets
Futures Contracts	29,710	29,710	-	-
Swaps	1,721,150	-	1,721,150	-
Total Assets	1,750,860	29,710	1,721,150	-
Liabilities
Futures Contracts	(223,127)	(223,127)	-	-
Swaps	(339,902)	-	(339,902)	-
Total Liabilities	(563,029)	(223,127)	(339,902)	-
Total Derivative Instruments:	1,187,831	(193,417)	1,381,248	-
Other Financial Instruments:
TBA Sale Commitments	(179,145,346)	-	(179,145,346)	-
Total Other Financial Instruments:	(179,145,346)	-	(179,145,346)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	568,181	(148,613)
Total Credit Risk	568,181	(148,613)
Interest Rate Risk
Futures Contracts (c)	29,710	(223,127)
Purchased Swaptions (b)	5,085,277	0
Swaps (a)(d)	1,152,969	(191,289)
Total Interest Rate Risk	6,267,956	(414,416)
Total Value of Derivatives	6,836,137	(563,029)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,106,090,313)	$4,712,804,730
Fidelity Central Funds (cost $193,770,596)	189,575,847

Total Investment in Securities (cost $5,299,860,909)		$4,902,380,577
Receivable for investments sold
Regular delivery		536
Delayed delivery		489,665
Receivable for TBA sale commitments		179,860,197
Receivable for fund shares sold		4,914,375
Interest receivable		39,443,162
Distributions receivable from Fidelity Central Funds		485,603
Receivable for daily variation margin on centrally cleared swaps		46,035
Bi-lateral OTC swaps, at value		568,181
Prepaid expenses		3,668
Total assets		5,128,191,999
Liabilities
Payable to custodian bank	$48,610
Payable for investments purchased
Regular delivery	56,576,062
Delayed delivery	457,383,563
TBA sale commitments, at value	179,145,346
Payable for fund shares redeemed	1,862,775
Bi-lateral OTC swaps, at value	148,613
Accrued management fee	1,398,750
Distribution and service plan fees payable	527,637
Payable for daily variation margin on futures contracts	56,269
Other payables and accrued expenses	71,391
Total liabilities		697,219,016
Net Assets		$4,430,972,983
Net Assets consist of:
Paid in capital		$5,060,558,527
Total accumulated earnings (loss)		(629,585,544)
Net Assets		$4,430,972,983

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($638,892,650 ÷ 58,186,157 shares)		$10.98
Service Class :
Net Asset Value, offering price and redemption price per share ($844,918,591 ÷ 78,149,541 shares)		$10.81
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,176,534,886 ÷ 204,997,076 shares)		$10.62
Investor Class :
Net Asset Value, offering price and redemption price per share ($770,626,856 ÷ 70,562,428 shares)		$10.92
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$163,802,964
Income from Fidelity Central Funds (including $10,530 from security lending)		9,615,759
Total income		173,418,723
Expenses
Management fee	$15,481,187
Transfer agent fees	495,652
Distribution and service plan fees	6,081,224
Accounting fees	190,528
Custodian fees and expenses	112,745
Independent trustees' fees and expenses	10,927
Registration fees	36,293
Audit fees	47,852
Legal	4,037
Miscellaneous	163,790
Total expenses before reductions	22,624,235
Expense reductions	(112,287)
Total expenses after reductions		22,511,948
Net Investment income (loss)		150,906,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(28,556,651)
Fidelity Central Funds	625
Futures contracts	(3,717,785)
Swaps	2,029,978
Written options	25,125
Total net realized gain (loss)		(30,218,708)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(57,530,917)
Fidelity Central Funds	444,598
Futures contracts	720,362
Swaps	2,095,586
Written options	(4,065)
TBA Sale commitments	2,413,844
Total change in net unrealized appreciation (depreciation)		(51,860,592)
Net gain (loss)		(82,079,300)
Net increase (decrease) in net assets resulting from operations		$68,827,475
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$150,906,775	$122,023,322
Net realized gain (loss)	(30,218,708)	(130,976,357)
Change in net unrealized appreciation (depreciation)	(51,860,592)	234,939,061
Net increase (decrease) in net assets resulting from operations	68,827,475	225,986,026
Distributions to shareholders	(149,339,514)	(99,999,165)

Share transactions - net increase (decrease)	438,473,568	271,659,229
Total increase (decrease) in net assets	357,961,529	397,646,090

Net Assets
Beginning of period	4,073,011,454	3,675,365,364
End of period	$4,430,972,983	$4,073,011,454

Financial Highlights
VIP Investment Grade Bond Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$10.80	$13.35	$14.09	$13.17
Income from Investment Operations
Net investment income (loss) A,B	.413	.364	.245	.228	.328
Net realized and unrealized gain (loss)	(.208)	.296	(1.903)	(.313)	.903
Total from investment operations	.205	.660	(1.658)	(.085)	1.231
Distributions from net investment income	(.395)	(.290)	(.264)	(.282)	(.306)
Distributions from net realized gain	-	-	(.628)	(.373)	(.005)
Total distributions	(.395)	(.290)	(.892)	(.655)	(.311)
Net asset value, end of period	$10.98	$11.17	$10.80	$13.35	$14.09
Total Return C,D	1.79%	6.20%	(12.96)%	(.61)%	9.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38%	.41%	.40%	.39%	.39%
Expenses net of fee waivers, if any	.38%	.40%	.40%	.39%	.39%
Expenses net of all reductions	.38%	.40%	.40%	.39%	.39%
Net investment income (loss)	3.69%	3.31%	2.08%	1.66%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$638,893	$569,512	$533,204	$1,347,145	$1,322,750
Portfolio turnover rate G	205%	188%	183% H	125%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$10.65	$13.18	$13.93	$13.02
Income from Investment Operations
Net investment income (loss) A,B	.396	.347	.226	.212	.310
Net realized and unrealized gain (loss)	(.212)	.295	(1.870)	(.322)	.899
Total from investment operations	.184	.642	(1.644)	(.110)	1.209
Distributions from net investment income	(.384)	(.282)	(.258)	(.267)	(.294)
Distributions from net realized gain	-	-	(.628)	(.373)	(.005)
Total distributions	(.384)	(.282)	(.886)	(.640)	(.299)
Net asset value, end of period	$10.81	$11.01	$10.65	$13.18	$13.93
Total Return C,D	1.62%	6.12%	(13.03)%	(.79)%	9.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.51%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.48%	.50%	.50%	.49%	.49%
Expenses net of all reductions	.48%	.50%	.50%	.49%	.49%
Net investment income (loss)	3.59%	3.21%	1.98%	1.56%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$844,919	$765,619	$669,290	$732,762	$692,787
Portfolio turnover rate G	205%	188%	183% H	125%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$10.47	$12.98	$13.72	$12.83
Income from Investment Operations
Net investment income (loss) A,B	.373	.325	.206	.188	.285
Net realized and unrealized gain (loss)	(.206)	.294	(1.848)	(.310)	.885
Total from investment operations	.167	.619	(1.642)	(.122)	1.170
Distributions from net investment income	(.367)	(.269)	(.240)	(.245)	(.275)
Distributions from net realized gain	-	-	(.628)	(.373)	(.005)
Total distributions	(.367)	(.269)	(.868)	(.618)	(.280)
Net asset value, end of period	$10.62	$10.82	$10.47	$12.98	$13.72
Total Return C,D	1.50%	6.00%	(13.21)%	(.90)%	9.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63%	.66%	.65%	.64%	.64%
Expenses net of fee waivers, if any	.63%	.65%	.65%	.64%	.64%
Expenses net of all reductions	.63%	.65%	.65%	.64%	.64%
Net investment income (loss)	3.44%	3.06%	1.83%	1.41%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,176,535	$1,999,157	$1,747,984	$2,135,986	$1,935,645
Portfolio turnover rate G	205%	188%	183% H	125%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$10.75	$13.29	$14.03	$13.12
Income from Investment Operations
Net investment income (loss) A,B	.407	.358	.238	.223	.322
Net realized and unrealized gain (loss)	(.208)	.289	(1.888)	(.313)	.896
Total from investment operations	.199	.647	(1.650)	(.090)	1.218
Distributions from net investment income	(.389)	(.287)	(.262)	(.277)	(.303)
Distributions from net realized gain	-	-	(.628)	(.373)	(.005)
Total distributions	(.389)	(.287)	(.890)	(.650)	(.308)
Net asset value, end of period	$10.92	$11.11	$10.75	$13.29	$14.03
Total Return C,D	1.75%	6.11%	(12.96)%	(.64)%	9.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.44%	.43%	.42%	.43%
Expenses net of fee waivers, if any	.42%	.44%	.43%	.42%	.43%
Expenses net of all reductions	.41%	.44%	.43%	.42%	.43%
Net investment income (loss)	3.65%	3.27%	2.05%	1.63%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$770,627	$738,723	$724,888	$1,354,894	$1,438,829
Portfolio turnover rate G	205%	188%	183% H	125%	11%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, capital loss carryforwards and losses deferred due to wash sales and futures transactions.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,222,076
Gross unrealized depreciation	(406,100,978)
Net unrealized appreciation (depreciation)	$(396,878,902)
Tax Cost	$5,301,273,329

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$25,583,977
Capital loss carryforward	$(258,234,851)
Net unrealized appreciation (depreciation) on securities and other investments	$(396,934,670)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(107,595,166)
Long-term	(150,639,685)
Total capital loss carryforward	$(258,234,851)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$149,339,514	$99,999,165

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond Portfolio
Credit Risk
Swaps	(89,082)	(77,745)
Total Credit Risk	(89,082)	(77,745)
Interest Rate Risk
Futures Contracts	(3,717,785)	720,362
Purchased Options	(76,468)	(468,095)
Written Options	25,125	(4,065)
Swaps	2,119,060	2,173,331
Total Interest Rate Risk	(1,650,068)	2,421,533
Totals	(1,739,150)	2,343,788

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Investment Grade Bond Portfolio	61,212,188

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	4,914,806,336	5,040,978,540
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.41

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .30%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$801,183
Service Class 2	5,280,041
$6,081,224

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	63,499.0680
Service Class	84,498.0680
Service Class 2	224,480.0680
Investor Class	123,175.1020
	495,652

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Investment Grade Bond Portfolio	.0285

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Investment Grade Bond Portfolio	6,584
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Investment Grade Bond Portfolio	1,146	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $17,108.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $95,179.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$21,881,384	$14,499,097
Service Class	28,548,399	18,667,844
Service Class 2	72,359,282	48,369,306
Investor Class	26,550,449	18,462,918
Total	$149,339,514	$99,999,165
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	15,935,926	7,882,154	$179,537,463	$86,980,935
Reinvestment of distributions	1,956,773	1,342,509	21,881,384	14,499,097
Shares redeemed	(10,673,039)	(7,611,227)	(119,800,003)	(83,522,769)
Net increase (decrease)	7,219,660	1,613,436	$81,618,844	$17,957,263
Service Class
Shares sold	19,562,539	18,583,199	$215,211,721	$201,692,921
Reinvestment of distributions	2,591,941	1,754,497	28,548,399	18,667,844
Shares redeemed	(13,550,662)	(13,630,347)	(149,414,133)	(147,970,863)
Net increase (decrease)	8,603,818	6,707,349	$94,345,987	$72,389,902
Service Class 2
Shares sold	34,937,231	29,566,892	$376,833,844	$316,900,413
Reinvestment of distributions	6,690,779	4,624,217	72,359,282	48,369,306
Shares redeemed	(21,438,997)	(16,273,521)	(232,918,112)	(173,410,540)
Net increase (decrease)	20,189,013	17,917,588	$216,275,014	$191,859,179
Investor Class
Shares sold	7,932,960	5,031,435	$88,739,505	$55,201,298
Reinvestment of distributions	2,387,603	1,719,080	26,550,449	18,462,918
Shares redeemed	(6,222,916)	(7,727,669)	(69,056,231)	(84,211,331)
Net increase (decrease)	4,097,647	(977,154)	$46,233,723	$(10,547,115)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Investment Grade Bond Portfolio	20%	1	41%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Investment Grade Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Bond Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 37.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $149,190,502 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investment Grade Bond Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered a pro forma management fee rate for Investor Class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.540025.127
VIPIGB-ANN-0325
Fidelity® Variable Insurance Products:

VIP Government Money Market Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Government Money Market Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Repurchase Agreements - 37.1%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.44%, dated 1/2/2025 due 1/3/2025 (b)	160,019,733	160,000,000
Fixed Income Clearing Corp - ING 4.43%, dated 1/2/2025 due 1/3/2025 (b)	21,002,584	21,000,000
Investments in repurchase agreements in a joint trading account at 4.46%, dated 12/31/2024 due 1/2/2025 (Collateralized by U.S. Government Obligations)#	370,079,704	369,988,000
Repurchase Agreements*	2,605,305,337	2,597,792,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,148,780,000)		3,148,780,000

U.S. Government Agency - Debt - 31.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.1%, 4.47% 6/18/2026 (d)(e)	4.47	14,000,000	14,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 4.505% 8/21/2026 (d)(e)	4.51	2,000,000	1,999,828
Fannie Mae U.S. SOFR Index + 0.14%, 4.51% 10/23/2026 (d)(e)	4.51	13,000,000	13,000,000
Fannie Mae U.S. SOFR Index + 0.14%, 4.51% 9/11/2026 (d)(e)	4.51	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp 5% 4/4/2025	5.08	3,000,000	2,999,377
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 4.375% 5/27/2025 (d)(e)	4.38	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.38% 6/26/2025 (d)(e)	4.38	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.39% 5/2/2025 (d)(e)	4.39	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.395% 9/10/2025 (d)(e)	4.39	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.41% 1/28/2025 (d)(e)	4.41	1,000,000	1,000,006
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.41% 6/10/2025 (d)(e)	4.41	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.41% 6/6/2025 (d)(e)	4.41	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.41% 7/29/2025 (d)(e)	4.41	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.415% 2/12/2025 (d)(e)	4.42	2,000,000	1,999,989
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.415% 6/11/2025 (d)(e)	4.42	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.415% 7/23/2025 (d)(e)	4.42	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.42% 1/22/2025 (d)(e)	4.42	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.42% 6/20/2025 (d)(e)	4.42	3,000,000	3,000,045
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.42% 7/18/2025 (d)(e)	4.42	2,000,000	1,999,731
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.42% 8/6/2025 (d)(e)	4.42	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 11/18/2025 (d)(e)	4.43	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 11/25/2025 (d)(e)	4.43	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 12/2/2025 (d)(e)	4.43	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 12/30/2025 (d)(e)	4.43	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.425% 8/19/2025 (d)(e)	4.43	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.43% 9/30/2025 (d)(e)	4.43	1,000,000	999,926
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.435% 8/28/2025 (d)(e)	4.43	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.435% 9/5/2025 (d)(e)	4.43	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.44% 11/17/2025 (d)(e)	4.44	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.44% 12/17/2025 (d)(e)	4.44	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.44% 12/23/2025 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.44% 12/9/2025 (d)(e)	4.44	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.445% 11/26/2025 (d)(e)	4.45	2,000,000	1,999,851
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 1/28/2026 (d)(e)	4.45	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 1/8/2026 (d)(e)	4.45	3,000,000	2,999,589
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 10/21/2025 (d)(e)	4.45	2,000,000	1,999,845
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 12/12/2025 (d)(e)	4.45	2,000,000	2,000,058
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 2/10/2026 (d)(e)	4.45	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 2/17/2026 (d)(e)	4.45	1,000,000	999,946
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.45% 3/4/2026 (d)(e)	4.45	3,000,000	2,999,831
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.455% 11/13/2025 (d)(e)	4.46	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.455% 3/20/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.455% 9/25/2025 (d)(e)	4.46	1,000,000	999,982
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.46% 1/23/2026 (d)(e)	4.46	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.46% 2/2/2026 (d)(e)	4.46	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.46% 9/22/2025 (d)(e)	4.46	4,000,000	4,000,894
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.465% 12/12/2025 (d)(e)	4.46 to 4.47	6,000,000	6,000,518
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.465% 12/26/2025 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.465% 4/17/2026 (d)(e)	4.47	3,000,000	2,999,631
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.465% 5/5/2026 (d)(e)	4.47	3,000,000	2,999,807
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 1/15/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 2/25/2026 (d)(e)	4.47	5,000,000	5,001,078
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 5/13/2026 (d)(e)	4.47	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 5/20/2026 (d)(e)	4.47	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 6/18/2026 (d)(e)	4.47	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 6/24/2026 (d)(e)	4.47	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.47% 6/5/2026 (d)(e)	4.47	2,000,000	1,999,864
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 1/8/2026 (d)(e)	4.47	4,000,000	4,000,067
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 2/20/2025 (d)(e)	4.48	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 2/26/2025 (d)(e)	4.48	7,000,000	6,999,689
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 3/18/2026 (d)(e)	4.47	5,000,000	5,000,136
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 4/24/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.475% 6/12/2026 (d)(e)	4.48	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.48% 3/11/2025 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.48% 3/11/2026 (d)(e)	4.48	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.48% 4/21/2026 (d)(e)	4.48	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.48% 6/24/2026 (d)(e)	4.48	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.485% 6/16/2026 (d)(e)	4.48	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.485% 7/8/2026 (d)(e)	4.48	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 3/12/2026 (d)(e)	4.49	1,000,000	999,977
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 4/15/2025 (d)(e)	4.49	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 5/26/2026 (d)(e)	4.49	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 5/8/2026 (d)(e)	4.49	13,000,000	13,001,367
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 6/20/2025 (d)(e)	4.49	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 7/10/2026 (d)(e)	4.49	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 7/15/2026 (d)(e)	4.49	14,000,000	14,000,557
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.49% 7/23/2026 (d)(e)	4.49	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 0% 10/6/2026 (d)(e)	4.44	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 10/21/2025 (d)(e)	4.50	1,000,000	999,959
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 2/4/2025 (d)(e)	4.49	3,000,000	3,000,211
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 3/5/2025 (d)(e)	4.49	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 3/5/2026 (d)(e)	4.49	1,000,000	1,000,151
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 5/20/2025 (d)(e)	4.50	2,000,000	1,999,963
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 7/21/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 8/27/2026 (d)(e)	4.49	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.495% 9/8/2026 (d)(e)	4.50	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 1/28/2025 (d)(e)	4.50	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 2/20/2026 (d)(e)	4.50	3,000,000	3,000,976
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 3/20/2025 (d)(e)	4.50	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 4/3/2025 (d)(e)	4.50	5,000,000	5,000,222
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 6/24/2026 (d)(e)	4.50	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 6/26/2026 (d)(e)	4.50	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 7/29/2026 (d)(e)	4.50	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 8/12/2026 (d)(e)	4.50	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 8/28/2026 (d)(e)	4.50	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.5% 8/6/2026 (d)(e)	4.50	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.59% 7/2/2026 (d)(e)	4.59	6,000,000	6,000,333
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.505% 11/18/2026 (d)(e)	4.51	1,000,000	999,980
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.505% 11/23/2026 (d)(e)	4.51	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.505% 4/29/2025 (d)(e)	4.51	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.505% 8/19/2026 (d)(e)	4.51	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 1/30/2026 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 10/23/2026 (d)(e)	4.51	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 10/9/2026 (d)(e)	4.51	26,000,000	26,005,984
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 11/25/2026 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 11/4/2026 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 12/2/2026 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 12/30/2026 (d)(e)	4.51	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 2/26/2025 (d)(e)	4.51	4,000,000	4,000,064
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 5/27/2025 (d)(e)	4.51	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 6/24/2025 (d)(e)	4.51	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 8/22/2025 (d)(e)	4.51	6,000,000	6,000,136
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 8/26/2026 (d)(e)	4.51	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 9/3/2026 (d)(e)	4.51	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 9/4/2026 (d)(e)	4.51	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.51% 9/9/2026 (d)(e)	4.51	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 1/12/2026 (d)(e)	4.51 to 4.52	9,000,000	9,001,604
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 12/16/2026 (d)(e)	4.52	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 6/27/2025 (d)(e)	4.51 to 4.52	9,000,000	9,002,262
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 7/10/2025 (d)(e)	4.52	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 7/17/2025 (d)(e)	4.52	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 7/25/2025 (d)(e)	4.52	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.515% 7/30/2025 (d)(e)	4.52	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 1/3/2025 (d)(e)	4.52	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 11/27/2026 (d)(e)	4.52	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 12/15/2025 (d)(e)	4.52	4,000,000	3,999,994
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 12/23/2026 (d)(e)	4.52	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 12/4/2026 (d)(e)	4.52	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.52% 5/27/2025 (d)(e)	4.52	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 1/23/2026 (d)(e)	4.52	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 10/6/2025 (d)(e)	4.53	1,000,000	999,964
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 11/14/2025 (d)(e)	4.52	5,000,000	5,000,317
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 11/28/2025 (d)(e)	4.52	8,000,000	8,000,281
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 12/1/2025 (d)(e)	4.52	6,000,000	6,000,091
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 2/10/2025 (d)(e)	4.52	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 7/17/2025 (d)(e)	4.53	3,000,000	2,999,923
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 8/28/2025 (d)(e)	4.52	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 9/15/2025 (d)(e)	4.52 to 4.53	4,542,000	4,542,266
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.525% 9/25/2025 (d)(e)	4.52	1,000,000	1,000,653
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 10/17/2025 (d)(e)	4.53	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 10/27/2025 (d)(e)	4.53	2,000,000	2,000,136
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 10/6/2025 (d)(e)	4.53	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 11/3/2025 (d)(e)	4.53	4,000,000	4,000,278
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.53% 7/7/2025 (d)(e)	4.53	1,000,000	1,000,109
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.17%, 4.54% 10/23/2025 (d)(e)	4.54	1,000,000	999,995
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.18%, 4.55% 1/3/2025 (d)(e)	4.54	1,000,000	1,000,008
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.18%, 4.55% 3/7/2025 (d)(e)	4.54	6,000,000	6,001,333
Federal Home Loan Bank 4.375% 7/8/2025	4.51	21,000,000	20,986,262
Federal Home Loan Bank 4.41% 4/9/2025	4.46	13,000,000	12,998,313
Federal Home Loan Bank 4.44% 3/21/2025	4.48	10,000,000	9,999,133
Federal Home Loan Bank 4.45% 3/24/2025	4.48	7,000,000	6,999,500
Federal Home Loan Bank 4.47% 3/10/2025	4.50	29,000,000	28,998,140
Federal Home Loan Bank 4.47% 3/11/2025	4.50	5,000,000	4,999,675
Federal Home Loan Bank 4.47% 3/18/2025	4.49	5,000,000	4,999,771
Federal Home Loan Bank 4.5% 10/8/2025	4.53	12,000,000	11,997,008
Federal Home Loan Bank 4.5% 11/10/2025	4.53	10,000,000	9,997,866
Federal Home Loan Bank 4.5% 12/22/2025	4.51	49,000,000	48,991,125
Federal Home Loan Bank 4.625% 3/3/2025	4.89	18,000,000	17,992,169
Federal Home Loan Bank 4.81% 1/10/2025	4.92	1,000,000	999,974
Federal Home Loan Bank 4.84% 1/3/2025	4.87	25,000,000	24,999,964
Federal Home Loan Bank 4.92% 1/14/2025	4.94	10,000,000	9,999,943
Federal Home Loan Bank 5% 2/20/2025	5.09	5,000,000	4,999,424
Federal Home Loan Bank 5.05% 2/10/2025	5.09	11,000,000	10,999,611
Federal Home Loan Bank 5.05% 2/18/2025	5.08	16,000,000	15,999,397
Federal Home Loan Bank 5.06% 2/25/2025	5.09	11,000,000	10,999,526
Federal Home Loan Bank 5.06% 2/25/2025	5.09	11,000,000	10,999,526
Federal Home Loan Bank 5.06% 2/26/2025	5.08	18,000,000	17,999,505
Federal Home Loan Bank 5.06% 2/26/2025	5.09	11,000,000	10,999,530
Federal Home Loan Bank 5.07% 2/25/2025	5.10	11,000,000	10,999,521
Federal Home Loan Bank 5.08% 2/26/2025	5.10	4,000,000	3,999,886
Federal Home Loan Bank 5.21% 4/10/2025	5.22	18,000,000	17,999,558
Federal Home Loan Bank Discount Notes 0% 1/15/2025	4.59	9,000,000	8,984,110
Federal Home Loan Bank Discount Notes 0% 1/16/2025	5.08	22,000,000	21,955,542
Federal Home Loan Bank Discount Notes 0% 1/17/2025	4.59	4,000,000	3,991,929
Federal Home Loan Bank Discount Notes 0% 1/2/2025	4.57	3,000,000	2,999,622
Federal Home Loan Bank Discount Notes 0% 1/22/2025	4.55 to 4.58	13,000,000	12,965,674
Federal Home Loan Bank Discount Notes 0% 1/29/2025	4.56 to 4.58	21,000,000	20,926,197
Federal Home Loan Bank Discount Notes 0% 1/3/2025	4.65	3,000,000	2,999,234
Federal Home Loan Bank Discount Notes 0% 2/19/2025	4.31	1,000,000	994,173
Federal Home Loan Bank Discount Notes 0% 2/21/2025	4.49 to 4.53	13,000,000	12,918,188
Federal Home Loan Bank Discount Notes 0% 2/24/2025	4.48	1,000,000	993,392
Federal Home Loan Bank Discount Notes 0% 2/26/2025	4.49	5,000,000	4,965,467
Federal Home Loan Bank Discount Notes 0% 2/28/2025	4.48	2,000,000	1,985,805
Federal Home Loan Bank Discount Notes 0% 2/7/2025	4.51	14,000,000	13,935,898
Federal Home Loan Bank Discount Notes 0% 3/14/2025	4.45 to 4.47	12,000,000	11,894,870
Federal Home Loan Bank Discount Notes 0% 3/19/2025	4.46	10,000,000	9,906,317
Federal Home Loan Bank Discount Notes 0% 3/21/2025	4.32 to 4.44	13,000,000	12,875,860
Federal Home Loan Bank Discount Notes 0% 3/7/2025	4.41 to 4.47	6,000,000	5,952,640
Federal Home Loan Bank Discount Notes 0% 4/10/2025	4.42	3,000,000	2,964,319
Federal Home Loan Bank Discount Notes 0% 4/2/2025	4.41	9,000,000	8,901,720
Federal Home Loan Bank Discount Notes 0% 4/25/2025	4.39	12,000,000	11,836,980
Federal Home Loan Bank Discount Notes 0% 4/28/2025	4.38	5,000,000	4,930,450
Federal Home Loan Bank Discount Notes 0% 4/4/2025	4.41 to 4.43	11,000,000	10,876,736
Federal Home Loan Bank Discount Notes 0% 5/2/2025	4.37	11,000,000	10,842,129
Federal Home Loan Bank Discount Notes 0% 5/9/2025	4.40	10,000,000	9,847,289
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 1/28/2025 (d)(e)	4.37	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 1/29/2025 (d)(e)	4.37	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 1/30/2025 (d)(e)	4.37	31,000,000	31,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 1/30/2025 (d)(e)	4.37	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 2/7/2025 (d)(e)	4.37	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/13/2025 (d)(e)	4.37	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/14/2025 (d)(e)	4.37	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/19/2025 (d)(e)	4.37	15,000,000	15,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/22/2025 (d)(e)	4.37	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/27/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.37% 5/28/2025 (d)(e)	4.37	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 1/13/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 1/13/2025 (d)(e)	4.38	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 1/21/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 2/4/2025 (d)(e)	4.38	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 3/3/2025 (d)(e)	4.38	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 3/5/2025 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 3/7/2025 (d)(e)	4.38	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 4/21/2025 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 4/28/2025 (d)(e)	4.38	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 4/30/2025 (d)(e)	4.38	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/1/2025 (d)(e)	4.38	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/12/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/5/2025 (d)(e)	4.38	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/5/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 5/7/2025 (d)(e)	4.38	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/11/2025 (d)(e)	4.38	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/11/2025 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/12/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/16/2025 (d)(e)	4.38	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/17/2025 (d)(e)	4.38	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/23/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.375% 6/24/2025 (d)(e)	4.38	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 1/10/2025 (d)(e)	4.38	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 1/8/2025 (d)(e)	4.38	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 3/5/2025 (d)(e)	4.38	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 4/3/2025 (d)(e)	4.38	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 4/9/2025 (d)(e)	4.38	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 5/22/2025 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 5/23/2025 (d)(e)	4.38	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/11/2025 (d)(e)	4.38	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/11/2025 (d)(e)	4.38	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/13/2025 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/18/2025 (d)(e)	4.38	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/3/2025 (d)(e)	4.38	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/5/2025 (d)(e)	4.38	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 6/9/2025 (d)(e)	4.38	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.38% 7/28/2025 (d)(e)	4.38	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 1/6/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 1/6/2025 (d)(e)	4.39	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/10/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/10/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/14/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/6/2025 (d)(e)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 2/7/2025 (d)(e)	4.39	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 4/30/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 4/4/2025 (d)(e)	4.39	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 5/23/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 5/8/2025 (d)(e)	4.39	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 6/2/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 6/23/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 7/18/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 7/3/2025 (d)(e)	4.39	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 7/7/2025 (d)(e)	4.39	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.385% 8/27/2025 (d)(e)	4.39	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/10/2025 (d)(e)	4.39	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/11/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/3/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/6/2025 (d)(e)	4.39	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 3/7/2025 (d)(e)	4.39	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 5/5/2025 (d)(e)	4.39	15,000,000	15,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 6/6/2025 (d)(e)	4.39	18,000,000	18,000,447
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 6/9/2025 (d)(e)	4.39	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.39% 7/25/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.395% 4/9/2025 (d)(e)	4.39	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/24/2025 (d)(e)	4.40	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/24/2025 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/26/2025 (d)(e)	4.40	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/27/2025 (d)(e)	4.40	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 3/28/2025 (d)(e)	4.40	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 4/4/2025 (d)(e)	4.40	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.4% 4/4/2025 (d)(e)	4.40	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 5/19/2025 (d)(e)	4.41	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 5/20/2025 (d)(e)	4.41	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 5/22/2025 (d)(e)	4.41	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 5/23/2025 (d)(e)	4.41	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 8/5/2025 (d)(e)	4.41	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.41% 8/6/2025 (d)(e)	4.41	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.42% 2/5/2025 (d)(e)	4.42	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.42% 8/8/2025 (d)(e)	4.42	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.43% 8/19/2025 (d)(e)	4.43	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 4.43% 8/21/2025 (d)(e)	4.43	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.44% 11/28/2025 (d)(e)	4.44	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.445% 9/19/2025 (d)(e)	4.45	1,000,000	999,919
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.45% 2/27/2026 (d)(e)	4.45	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.455% 1/2/2026 (d)(e)	4.45	5,000,000	5,000,583
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.455% 7/16/2025 (d)(e)	4.45	4,000,000	4,000,431
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.46% 1/12/2026 (d)(e)	4.46	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.46% 1/16/2026 (d)(e)	4.46	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 12/23/2025 (d)(e)	4.47	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 4/1/2025 (d)(e)	4.47	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 4/1/2025 (d)(e)	4.47	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 4/4/2025 (d)(e)	4.47	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 9/19/2025 (d)(e)	4.46	1,000,000	1,000,215
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.465% 9/22/2025 (d)(e)	4.46	5,000,000	5,001,107
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 10/16/2025 (d)(e)	4.47	3,000,000	3,000,735
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/22/2026 (d)(e)	4.47	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/24/2026 (d)(e)	4.47	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/25/2026 (d)(e)	4.47	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.47% 6/26/2026 (d)(e)	4.47	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.475% 2/20/2026 (d)(e)	4.48	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.48% 4/24/2026 (d)(e)	4.48	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.48% 7/17/2025 (d)(e)	4.48	2,700,000	2,700,000
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.485% 7/8/2025 (d)(e)	4.48	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.49% 5/1/2025 (d)(e)	4.49	26,000,000	26,007,105
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 10/16/2025 (d)(e)	4.49	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 2/20/2025 (d)(e)	4.49	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 2/24/2025 (d)(e)	4.49	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 2/3/2025 (d)(e)	4.49	5,000,000	5,000,340
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 5/15/2025 (d)(e)	4.49	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 4.495% 5/19/2025 (d)(e)	4.49	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 1/27/2025 (d)(e)	4.50	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 10/3/2025 (d)(e)	4.50	10,000,000	10,004,080
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 2/12/2026 (d)(e)	4.50	3,000,000	3,000,887
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 2/20/2026 (d)(e)	4.50	3,000,000	3,001,055
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 2/9/2026 (d)(e)	4.50	3,000,000	3,000,701
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 3/20/2025 (d)(e)	4.50	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 3/27/2025 (d)(e)	4.50	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 3/28/2025 (d)(e)	4.50	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 3/6/2025 (d)(e)	4.50	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 4/14/2025 (d)(e)	4.50	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 5/9/2025 (d)(e)	4.50	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 6/18/2026 (d)(e)	4.50	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 6/24/2026 (d)(e)	4.50	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.5% 6/26/2026 (d)(e)	4.50	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.505% 11/12/2025 (d)(e)	4.51	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.505% 11/14/2025 (d)(e)	4.51	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 1/16/2026 (d)(e)	4.51	3,000,000	3,001,353
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 4/9/2025 (d)(e)	4.51	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 5/22/2025 (d)(e)	4.51	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 6/17/2025 (d)(e)	4.51	2,000,000	2,001,224
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 8/14/2025 (d)(e)	4.51	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 8/18/2025 (d)(e)	4.51	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 8/21/2026 (d)(e)	4.51	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 8/25/2025 (d)(e)	4.51	6,000,000	6,000,271
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 9/10/2026 (d)(e)	4.51	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.51% 9/4/2026 (d)(e)	4.51	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 10/10/2025 (d)(e)	4.52	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 6/27/2025 (d)(e)	4.52	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 7/2/2025 (d)(e)	4.52	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 7/24/2025 (d)(e)	4.52	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 7/25/2025 (d)(e)	4.52	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 8/4/2025 (d)(e)	4.52	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 9/25/2026 (d)(e)	4.52	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.515% 9/26/2025 (d)(e)	4.52	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.605% 1/2/2026 (d)(e)	4.60	5,000,000	5,000,170
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.52% 12/8/2025 (d)(e)	4.52	3,000,000	2,999,981
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.52% 12/8/2025 (d)(e)	4.52	11,050,000	11,049,949
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.52% 5/12/2025 (d)(e)	4.52	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.52% 5/16/2025 (d)(e)	4.52	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.52% 5/19/2025 (d)(e)	4.52	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 11/14/2025 (d)(e)	4.52	3,000,000	3,000,188
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 11/17/2025 (d)(e)	4.52	18,000,000	18,000,727
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 12/11/2025 (d)(e)	4.52	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 12/8/2025 (d)(e)	4.52	5,000,000	5,000,179
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 7/8/2025 (d)(e)	4.52 to 4.53	5,970,000	5,971,483
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 8/21/2025 (d)(e)	4.52	7,000,000	7,003,631
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 8/22/2025 (d)(e)	4.52	10,000,000	10,000,176
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 8/22/2025 (d)(e)	4.52	8,000,000	8,001,284
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.525% 9/26/2025 (d)(e)	4.52	4,000,000	4,000,548
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 10/14/2025 (d)(e)	4.53	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 10/20/2025 (d)(e)	4.53	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 7/10/2025 (d)(e)	4.52	4,000,000	4,001,921
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 7/14/2025 (d)(e)	4.53	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 7/21/2025 (d)(e)	4.53	9,000,000	9,000,647
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 7/24/2025 (d)(e)	4.53	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 7/25/2025 (d)(e)	4.53	15,000,000	15,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 7/25/2025 (d)(e)	4.53	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.16%, 4.53% 9/2/2025 (d)(e)	4.53	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.56% 12/18/2026 (d)(e)	4.56	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.56% 12/22/2026 (d)(e)	4.56	15,000,000	15,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/11/2025 (d)(e)	4.37	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/15/2025 (d)(e)	4.37	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/15/2025 (d)(e)	4.37	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/23/2025 (d)(e)	4.37	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/25/2025 (d)(e)	4.37	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/28/2025 (d)(e)	4.37	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.365% 4/30/2025 (d)(e)	4.37	11,000,000	11,000,000
Freddie Mac Discount Notes 0% 1/31/2025	4.45	6,000,000	5,977,900
Freddie Mac U.S. SOFR Index + 0.09%, 4.46% 1/26/2026 (d)(e)	4.46	43,000,000	43,000,000
Freddie Mac U.S. SOFR Index + 0.1%, 4.47% 2/9/2026 (d)(e)	4.47	3,000,000	3,000,282
Freddie Mac U.S. SOFR Index + 0.11%, 4.48% 3/5/2026 (d)(e)	4.48	17,000,000	17,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.48% 5/7/2026 (d)(e)	4.48	10,000,000	10,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.485% 4/2/2026 (d)(e)	4.48	28,000,000	28,000,422
Freddie Mac U.S. SOFR Index + 0.14%, 4.51% 10/16/2026 (d)(e)	4.51	24,000,000	24,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.51% 10/29/2026 (d)(e)	4.51	17,000,000	17,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.51% 9/23/2026 (d)(e)	4.51	32,000,000	32,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.51% 9/4/2026 (d)(e)	4.51	11,000,000	11,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $2,661,687,591)			2,661,687,591

U.S. Treasury Obligations - 32.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/14/2025	4.72 to 4.73	42,000,000	41,929,409
US Treasury Bills 0% 1/16/2025	4.57 to 4.93	17,000,000	16,967,465
US Treasury Bills 0% 1/2/2025	5.25	7,000,000	6,999,005
US Treasury Bills 0% 1/21/2025	4.51 to 4.73	102,000,000	101,737,433
US Treasury Bills 0% 1/23/2025	4.56	11,000,000	10,969,683
US Treasury Bills 0% 1/28/2025	4.53	16,000,000	15,946,000
US Treasury Bills 0% 1/30/2025	4.54 to 4.56	51,400,000	51,214,017
US Treasury Bills 0% 1/7/2025	4.60 to 4.89	123,500,000	123,401,223
US Treasury Bills 0% 1/9/2025	4.55 to 4.60	171,000,000	170,827,473
US Treasury Bills 0% 2/11/2025	4.51 to 4.54	55,000,000	54,720,959
US Treasury Bills 0% 2/13/2025	4.29 to 4.91	265,800,000	264,371,841
US Treasury Bills 0% 2/18/2025	4.49 to 4.53	173,000,000	171,976,722
US Treasury Bills 0% 2/20/2025	4.47	90,000,000	89,447,500
US Treasury Bills 0% 2/25/2025	4.51 to 4.54	96,000,000	95,347,685
US Treasury Bills 0% 2/27/2025	4.48 to 4.80	126,300,000	125,371,928
US Treasury Bills 0% 2/4/2025	4.48 to 4.49	30,000,000	29,874,977
US Treasury Bills 0% 2/6/2025	4.30 to 4.55	38,000,000	37,835,653
US Treasury Bills 0% 3/11/2025	4.48	89,000,000	88,247,727
US Treasury Bills 0% 3/13/2025	4.35 to 4.69	87,000,000	86,252,099
US Treasury Bills 0% 3/18/2025	4.39 to 4.48	9,000,000	8,916,774
US Treasury Bills 0% 3/20/2025	4.36 to 4.51	57,700,000	57,154,086
US Treasury Bills 0% 3/25/2025	4.45 to 4.46	33,000,000	32,665,677
US Treasury Bills 0% 3/27/2025	4.34 to 4.44	28,000,000	27,717,899
US Treasury Bills 0% 3/4/2025	4.50 to 4.53	96,000,000	95,267,243
US Treasury Bills 0% 3/6/2025	4.69	4,000,000	3,967,359
US Treasury Bills 0% 4/10/2025	4.37 to 4.40	31,000,000	30,633,854
US Treasury Bills 0% 4/17/2025	4.40	5,000,000	4,936,621
US Treasury Bills 0% 4/24/2025	4.40 to 4.46	119,000,000	117,387,269
US Treasury Bills 0% 4/29/2025	4.29	90,000,000	88,752,150
US Treasury Bills 0% 4/3/2025	4.33 to 4.39	19,000,000	18,791,738
US Treasury Bills 0% 5/1/2025	4.44 to 4.45	4,000,000	3,942,029
US Treasury Bills 0% 5/29/2025	4.44	44,000,000	43,214,942
US Treasury Bills 0% 6/12/2025	4.29	42,100,000	41,304,310
US Treasury Bills 0% 6/26/2025	4.26 to 4.41	54,000,000	52,896,182
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2025	4.00 to 4.21	55,263,120	55,228,642
US Treasury Notes 0.25% 10/31/2025	4.45	1,000,000	966,220
US Treasury Notes 0.25% 5/31/2025	4.44 to 4.45	6,000,000	5,898,979
US Treasury Notes 0.25% 6/30/2025	4.33 to 4.37	26,000,000	25,487,998
US Treasury Notes 0.25% 9/30/2025	4.29 to 4.30	27,000,000	26,210,659
US Treasury Notes 0.375% 11/30/2025	4.43 to 4.45	16,000,000	15,426,722
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	42,000,000	40,423,277
US Treasury Notes 0.375% 4/30/2025	4.46 to 5.25	22,000,000	21,686,449
US Treasury Notes 0.5% 3/31/2025	4.50 to 5.05	7,000,000	6,931,833
US Treasury Notes 1.125% 2/28/2025	4.54	1,000,000	994,628
US Treasury Notes 2% 8/15/2025	4.21 to 4.22	44,000,000	43,411,546
US Treasury Notes 2.125% 5/15/2025	4.42 to 4.43	5,000,000	4,958,583
US Treasury Notes 2.625% 12/31/2025	4.29	4,000,000	3,935,538
US Treasury Notes 2.75% 5/15/2025	4.42 to 5.25	39,000,000	38,687,349
US Treasury Notes 2.875% 4/30/2025	5.22	10,000,000	9,926,400
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 4.4807% 10/31/2026 (d)(e)	4.48	22,000,000	22,022,871
US Treasury Notes 3.125% 8/15/2025	4.20	22,000,000	21,856,826
US Treasury Notes 3.875% 3/31/2025	4.48 to 5.05	35,000,000	34,941,705
US Treasury Notes 3.875% 4/30/2025	4.42 to 5.26	43,000,000	42,860,230
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.29	21,000,000	20,994,715
US Treasury Notes 4.625% 2/28/2025	4.54 to 4.55	8,000,000	8,000,976
US Treasury Notes 4.625% 6/30/2025	4.37	6,171,000	6,178,637
US Treasury Notes 5% 10/31/2025	4.45	1,000,000	1,004,388
US Treasury Notes 5% 9/30/2025	4.30	10,000,000	10,050,452
US Treasury Notes Inflation-Indexed 0.25% 1/15/2025	3.98 to 4.15	75,966,180	75,859,062
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,754,931,617)			2,754,931,617

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $8,565,399,208)	8,565,399,208
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(67,964,801)
NET ASSETS - 100.0%	8,497,434,407

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.52	12/31/2024	1/2/2025	11,000,000	11,002,762	Agency Mortgage-Backed Securities	5.50 - 7.00	9/1/2052 - 12/1/2053	8,830,396
						U.S. Treasuries (including strips)	2.88 - 4.63	3/15/2027 - 4/30/2031	2,392,523
									11,222,919
ABN AMRO Bank NV	4.50	12/31/2024	1/2/2025	12,000,000	12,003,000	U.S. Treasuries (including strips)	2.88 - 4.63	10/15/2026 - 1/31/2031	12,243,069
BMO Capital Markets Corp	4.51	12/4/2024	1/27/2025	6,000,000	6,040,590	U.S. Treasuries (including strips)	0.25 - 4.88	7/15/2025 - 2/15/2050	6,142,240
BMO Chicago Branch	4.55	11/20/2024	1/21/2025	4,000,000	4,031,345	U.S. Treasuries (including strips)	2.25	8/15/2046	4,142,405
BMO Chicago Branch	4.55	11/20/2024	1/21/2025	4,000,000	4,031,345	U.S. Treasuries (including strips)	2.25	8/15/2046	4,142,405
BMO Chicago Branch	4.52	12/3/2024	1/21/2025	12,000,000	12,073,827	Agency Mortgage-Backed Securities	2.00 - 6.00	10/1/2036 - 12/1/2054	12,286,105
BMO Chicago Branch	4.56	11/18/2024	1/17/2025	6,000,000	6,045,600	Agency Mortgage-Backed Securities	4.50	12/1/2052	6,154,884
BMO Chicago Branch	4.31	12/19/2024	1/13/2025	8,000,000	8,023,945	Agency Mortgage-Backed Securities	2.00	10/1/2036	8,173,677
BMO Chicago Branch	4.60	11/5/2024	1/6/2025	4,000,000	4,031,689	U.S. Treasuries (including strips)	2.25	8/15/2046	4,150,570
Barclays Bank PLC	4.31	12/19/2024	1/17/2025	8,000,000	8,027,776	Agency Mortgage-Backed Securities	2.00 - 6.50	4/1/2025 - 4/15/2066	8,173,869
Barclays Bank PLC	4.47	12/31/2024	1/2/2025	11,000,000	11,002,732	Agency Mortgage-Backed Securities	4.50 - 6.00	1/15/2039 - 7/1/2054	7,696,967
						Agency Collateralized Mortgage Obligation	3.50 - 3.85	5/25/2028 - 12/1/2045	3,555,825
									11,252,792
Barclays Capital Inc.	4.31	12/19/2024	1/17/2025	4,000,000	4,013,888	U.S. Treasuries (including strips)	4.25	6/30/2029	4,086,883
BofA Securities, Inc.	4.44(f)	12/24/2024	4/7/2025	5,000,000	5,064,134	Agency Mortgage-Backed Securities	3.00 - 6.00	9/1/2036 - 2/1/2053	3,847,447
						Agency Debentures and Agency Strips	4.00	9/26/2033	1,258,283
									5,105,730
BofA Securities, Inc.	4.44(f)	12/6/2024	3/6/2025	11,000,000	11,122,100	Agency Mortgage-Backed Securities	3.00 - 5.50	5/1/2027 - 4/1/2054	8,004,531
						U.S. Treasuries (including strips)	0.75	5/31/2026	3,253,947
									11,258,478
BofA Securities, Inc.	4.44(f)	12/4/2024	3/4/2025	3,000,000	3,033,300	Agency Mortgage-Backed Securities	3.50 - 4.50	7/20/2049 - 12/1/2054	3,071,291
BofA Securities, Inc.	4.44(f)	12/2/2024	2/28/2025	30,000,000	30,325,600	Agency Mortgage-Backed Securities	3.00 - 6.50	2/20/2033 - 1/1/2055	22,716,077
						Agency Debentures and Agency Strips	2.87	2/25/2030	8,004,793
									30,720,870
BofA Securities, Inc.	4.44(f)	11/1/2024	2/3/2025	8,000,000	8,092,747	Agency Mortgage-Backed Securities	1.50 - 6.50	1/1/2032 - 8/20/2054	6,587,249
						Agency Debentures and Agency Strips	4.00	9/26/2033	1,638,301
									8,225,550
BofA Securities, Inc.	4.44(f)	10/30/2024	1/30/2025	23,000,000	23,260,974	Agency Mortgage-Backed Securities	2.50 - 6.00	8/20/2032 - 8/1/2054	23,654,822
BofA Securities, Inc.	4.53	11/29/2024	1/29/2025	13,000,000	13,099,786	Agency Mortgage-Backed Securities	2.00 - 8.00	9/1/2025 - 3/20/2064	13,316,731
BofA Securities, Inc.	4.44(f)	10/28/2024	1/28/2025	5,000,000	5,056,734	Agency Mortgage-Backed Securities	3.00 - 6.00	8/15/2031 - 5/1/2050	5,143,740
BofA Securities, Inc.	4.54	11/27/2024	1/27/2025	5,000,000	5,038,464	Agency Mortgage-Backed Securities	4.50 - 6.50	11/1/2048 - 1/1/2055	3,865,637
						Agency Debentures and Agency Strips	4.88	12/11/2026	1,257,518
									5,123,155
BofA Securities, Inc.	4.54	11/18/2024	1/17/2025	4,000,000	4,030,266	U.S. Treasuries (including strips)	1.38 - 3.75	8/15/2027 - 11/15/2040	4,103,157
Canadian Imperial Bank of Commerce	4.45	12/9/2024	2/10/2025	11,000,000	11,085,662	U.S. Treasuries (including strips)	0.00 - 4.75	4/8/2025 - 8/15/2053	11,253,294
Canadian Imperial Bank of Commerce	4.49	12/5/2024	2/5/2025	3,000,000	3,023,199	U.S. Treasuries (including strips)	0.00 - 4.63	3/11/2025 - 2/15/2054	3,070,753
Canadian Imperial Bank of Commerce	4.36	12/19/2024	1/30/2025	1,000,000	1,005,087	Agency Collateralized Mortgage Obligation	0.00 - 6.10	6/20/2042 - 6/20/2071	354,985
						Agency Debentures and Agency Strips	0.10 - 6.00	12/15/2028 - 12/25/2054	697,529
									1,052,514
Canadian Imperial Bank of Commerce	4.32	12/19/2024	1/30/2025	20,000,000	20,100,800	Agency Mortgage-Backed Securities	2.05 - 7.00	11/1/2028 - 8/1/2054	20,434,272
Canadian Imperial Bank of Commerce	4.31	12/19/2024	1/30/2025	3,000,000	3,015,085	U.S. Treasuries (including strips)	0.50 - 4.63	10/31/2026 - 5/15/2054	3,094,649
Canadian Imperial Bank of Commerce	4.31	12/23/2024	1/23/2025	7,000,000	7,025,980	U.S. Treasuries (including strips)	0.38 - 4.52	1/31/2025 - 11/15/2052	7,148,593
Canadian Imperial Bank of Commerce	4.58	11/22/2024	1/21/2025	2,000,000	2,015,266	Agency Mortgage-Backed Securities	1.33 - 7.00	1/1/2028 - 1/1/2055	2,050,641
Canadian Imperial Bank of Commerce	4.44	12/12/2024	1/14/2025	10,000,000	10,040,654	Agency Mortgage-Backed Securities	1.33 - 7.23	4/1/2027 - 9/1/2061	3,820,986
						U.S. Treasuries (including strips)	0.38 - 2.63	1/31/2026 - 2/15/2030	6,405,402
									10,226,388
Canadian Imperial Bank of Commerce	4.42	12/13/2024	1/13/2025	15,000,000	15,057,092	U.S. Treasuries (including strips)	0.00 - 4.88	1/31/2025 - 8/15/2053	15,337,572
Citigroup Global Capital Markets, Inc.	4.45(f)	12/26/2024	2/26/2025	21,000,000	21,160,941	U.S. Treasuries (including strips)	1.88	6/30/2026	21,438,969
Citigroup Global Capital Markets, Inc.	4.45(f)	12/18/2024	2/18/2025	38,000,000	38,291,228	U.S. Treasuries (including strips)	2.13	5/15/2025	38,832,575
Citigroup Global Capital Markets, Inc.	4.45(f)	12/6/2024	2/6/2025	21,000,000	21,160,941	U.S. Treasuries (including strips)	1.88	6/30/2026	21,493,647
Credit AG	4.45	12/31/2024	1/6/2025	3,000,000	3,002,225	U.S. Treasuries (including strips)	2.25	8/15/2027	3,060,839
Credit AG	4.44	12/31/2024	1/6/2025	3,000,000	3,002,220	U.S. Treasuries (including strips)	2.25	8/15/2027	3,060,839
Fixed Income Clearing Corp - BNP	4.45	12/31/2024	1/2/2025	36,792,000	36,801,096	U.S. Treasuries (including strips)	0.00 - 4.63	1/31/2025 - 9/30/2028	37,537,177
Fixed Income Clearing Corp - BNYM	4.45	12/31/2024	1/2/2025	445,000,000	445,110,014	U.S. Treasuries (including strips)	0.13	10/15/2026	453,900,058
Fixed Income Clearing Corp - BONY	4.46	12/31/2024	1/2/2025	42,000,000	42,010,407	Agency Mortgage-Backed Securities	2.00 - 5.50	7/1/2046 - 7/1/2053	42,840,000
Fixed Income Clearing Corp - CIBC	4.45	12/31/2024	1/2/2025	34,000,000	34,008,406	U.S. Treasuries (including strips)	4.25	3/15/2027	34,669,551
Fixed Income Clearing Corp - Credit Agricole	4.50	12/31/2024	1/2/2025	160,000,000	160,040,000	U.S. Treasuries (including strips)	4.38	5/15/2034	164,404,066
Fixed Income Clearing Corp - Credit Agricole	4.45	12/31/2024	1/2/2025	37,000,000	37,009,147	U.S. Treasuries (including strips)	2.38 - 2.88	5/15/2027 - 4/30/2029	37,717,256
Fixed Income Clearing Corp - Goldman	4.46	12/31/2024	1/2/2025	34,000,000	34,008,424	U.S. Treasuries (including strips)	2.88	5/15/2049	34,688,661
Fixed Income Clearing Corp - ING	4.45	12/31/2024	1/2/2025	27,000,000	27,006,675	U.S. Treasuries (including strips)	1.25	6/30/2028	27,541,659
Fixed Income Clearing Corp - Mizuho	4.46	12/31/2024	1/2/2025	38,000,000	38,009,416	U.S. Treasuries (including strips)	4.63	5/31/2031	38,769,682
Fixed Income Clearing Corp - Natixis	4.45	12/31/2024	1/2/2025	34,000,000	34,008,406	U.S. Treasuries (including strips)	0.88	9/30/2026	34,675,721
Fixed Income Clearing Corp - Nomura	4.48	12/31/2024	1/2/2025	41,000,000	41,010,204	U.S. Treasuries (including strips)	1.88 - 4.88	11/30/2025 - 2/15/2032	41,830,465
Fixed Income Clearing Corp - State Street Bank	4.70	12/31/2024	1/2/2025	37,000,000	37,009,661	U.S. Treasuries (including strips)	4.38	12/31/2031	37,740,163
Fixed Income Clearing Corp - State Street Bank	4.46	12/31/2024	1/2/2025	30,000,000	30,007,433	Agency Mortgage-Backed Securities	2.00 - 5.50	11/1/2040 - 1/1/2055	16,797,739
						U.S. Treasuries (including strips)	2.63 - 4.25	12/31/2025 - 2/28/2031	14,217,843
									31,015,582
Fixed Income Clearing Corp - State Street Bank	4.46	12/31/2024	1/2/2025	212,000,000	212,052,529	U.S. Treasuries (including strips)	4.00	12/15/2027	216,240,100
Goldman Sachs & Co LLC	4.40(f)	12/24/2024	1/24/2025	41,000,000	41,155,344	Agency Mortgage-Backed Securities	2.50 - 6.50	10/20/2032 - 6/20/2064	20,000,452
						U.S. Treasuries (including strips)	2.75 - 4.50	1/15/2026 - 8/15/2042	21,866,109
									41,866,561
Goldman Sachs & Co LLC	4.40(f)	12/26/2024	1/24/2025	41,000,000	41,145,322	Agency Mortgage-Backed Securities	1.50 - 6.50	2/15/2026 - 4/15/2062	41,841,253
						Agency Debentures and Agency Strips	4.50	9/13/2030	15,225
									41,856,478
Goldman Sachs & Co LLC	4.40(f)	11/19/2024	1/17/2025	15,000,000	15,108,166	U.S. Treasuries (including strips)	0.38 - 3.63	1/31/2026 - 3/31/2028	15,385,234
Goldman Sachs & Co LLC	4.40(f)	11/14/2024	1/14/2025	15,000,000	15,111,833	U.S. Treasuries (including strips)	0.38 - 4.38	1/31/2026 - 5/15/2042	15,395,184
Goldman Sachs & Co LLC	4.40(f)	11/12/2024	1/13/2025	15,000,000	15,113,666	U.S. Treasuries (including strips)	1.38 - 3.88	8/15/2028 - 11/15/2040	15,399,078
Goldman Sachs & Co LLC	4.44	12/31/2024	1/7/2025	34,000,000	34,029,353	Agency Mortgage-Backed Securities	3.50	8/1/2039	1,716,548
						U.S. Treasuries (including strips)	0.25 - 4.38	8/31/2025 - 4/30/2027	32,972,079
									34,688,627
Goldman Sachs & Co LLC	4.40(f)	11/7/2024	1/7/2025	15,000,000	15,111,833	U.S. Treasuries (including strips)	3.38	5/15/2044	15,409,414
Goldman Sachs & Co LLC	4.40(f)	11/5/2024	1/6/2025	15,000,000	15,113,666	U.S. Treasuries (including strips)	1.25 - 1.88	5/31/2028 - 2/15/2041	15,413,521
Goldman Sachs & Co LLC	4.62	12/26/2024	1/2/2025	81,000,000	81,072,765	Agency Mortgage-Backed Securities	2.00 - 7.00	5/1/2030 - 12/20/2054	82,694,221
HSBC Securities, Inc. (U.S.A.)	4.45	12/31/2024	1/7/2025	13,000,000	13,011,249	U.S. Treasuries (including strips)	1.13	5/15/2040	13,263,290
ING Financial Markets LLC	4.36	12/19/2024	1/30/2025	32,000,000	32,162,774	Agency Mortgage-Backed Securities	5.50	3/1/2054	32,695,343
JP Morgan Securities, LLC	4.39(f)	12/10/2024	1/2/2025	208,000,000	208,583,382	U.S. Treasuries (including strips)	1.25	12/31/2026	212,770,952
Lloyds Bank Corp Mrkts	4.40	12/23/2024	1/23/2025	3,000,000	3,011,367	U.S. Treasuries (including strips)	1.13 - 3.50	4/30/2028 - 2/15/2031	3,069,994
Lloyds Bank Corp Mrkts	4.37	12/19/2024	1/3/2025	9,000,000	9,016,388	U.S. Treasuries (including strips)	1.13 - 1.38	10/31/2028 - 2/15/2031	9,222,286
Lloyds Bank PLC	4.65	11/25/2024	2/25/2025	2,000,000	2,023,766	U.S. Treasuries (including strips)	1.88 - 2.88	5/15/2028 - 2/15/2032	2,060,702
Lloyds Bank PLC	4.65	11/19/2024	2/19/2025	3,000,000	3,035,650	U.S. Treasuries (including strips)	2.25 - 4.63	6/15/2027 - 5/15/2028	3,082,056
Lloyds Bank PLC	4.63	11/29/2024	2/7/2025	5,000,000	5,045,014	U.S. Treasuries (including strips)	2.88 - 4.63	6/15/2027 - 5/15/2028	5,118,447
Lloyds Bank PLC	4.62	11/29/2024	1/31/2025	5,000,000	5,040,425	U.S. Treasuries (including strips)	1.63 - 4.63	2/15/2026 - 5/15/2028	5,127,339
Lloyds Bank PLC	4.56	12/12/2024	1/21/2025	2,000,000	2,010,133	U.S. Treasuries (including strips)	2.88 - 4.63	6/15/2027 - 5/15/2033	2,056,228
MUFG Securities (Canada), Ltd.	4.37	12/19/2024	3/5/2025	8,000,000	8,073,804	Agency Mortgage-Backed Securities	1.50 - 7.00	12/1/2032 - 11/15/2059	8,151,332
						U.S. Treasuries (including strips)	0.00 - 0.38	1/15/2027 - 2/15/2028	22,756
									8,174,088
MUFG Securities (Canada), Ltd.	4.35	12/19/2024	3/5/2025	7,000,000	7,064,283	U.S. Treasuries (including strips)	0.25 - 4.43	9/30/2025 - 11/15/2052	7,152,138
MUFG Securities (Canada), Ltd.	4.32	12/19/2024	1/30/2025	4,000,000	4,020,160	U.S. Treasuries (including strips)	1.63 - 4.45	10/31/2025 - 8/15/2029	4,086,898
MUFG Securities EMEA PLC	4.47	12/9/2024	1/30/2025	22,000,000	22,142,047	U.S. Treasuries (including strips)	0.38 - 4.63	1/31/2026 - 11/15/2049	22,499,893
MUFG Securities EMEA PLC	4.38	12/19/2024	1/21/2025	22,000,000	22,088,330	U.S. Treasuries (including strips)	2.13	5/15/2025	22,466,361
MUFG Securities EMEA PLC	4.43	12/31/2024	1/2/2025	5,000,000	5,001,231	U.S. Treasuries (including strips)	1.13	2/15/2031	5,097,629
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.37	12/19/2024	3/5/2025	35,000,000	35,322,894	Agency Mortgage-Backed Securities	1.50 - 6.50	3/1/2025 - 8/1/2054	35,760,670
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.35	12/19/2024	3/5/2025	7,000,000	7,064,283	U.S. Treasuries (including strips)	0.00 - 6.00	2/28/2025 - 8/15/2050	7,152,079
Mizuho Securities U.S.A., Inc.	4.45	12/31/2024	1/6/2025	5,000,000	5,003,708	U.S. Treasuries (including strips)	4.88	10/31/2028	5,101,267
NatWest Market Securities Inc	4.49	12/27/2024	1/3/2025	13,000,000	13,011,350	U.S. Treasuries (including strips)	2.38 - 3.88	5/15/2043 - 5/15/2051	13,380,519
Natixis SA	4.58	12/26/2024	1/2/2025	19,000,000	19,016,921	U.S. Treasuries (including strips)	0.75 - 4.88	7/15/2025 - 5/15/2032	19,397,310
RBC Dominion Securities	4.30	12/19/2024	1/30/2025	30,000,000	30,150,500	U.S. Treasuries (including strips)	0.00 - 4.63	2/18/2025 - 11/15/2054	30,659,687
RBC Dominion Securities	4.53	12/6/2024	1/7/2025	16,000,000	16,064,427	Agency Mortgage-Backed Securities	2.00 - 6.50	9/20/2041 - 12/20/2054	16,315,034
						U.S. Treasuries (including strips)	0.00 - 4.25	11/30/2025 - 2/15/2049	60,421
									16,375,455
RBC Dominion Securities	4.39	12/24/2024	1/7/2025	8,000,000	8,013,658	Agency Mortgage-Backed Securities	0.75 - 6.50	10/8/2027 - 12/20/2054	3,267,561
						U.S. Treasuries (including strips)	0.00 - 4.50	3/31/2025 - 8/15/2053	4,943,554
									8,211,115
RBC Dominion Securities	4.38	12/24/2024	1/7/2025	7,000,000	7,011,923	U.S. Treasuries (including strips)	0.50 - 4.63	3/31/2026 - 2/28/2031	7,147,825
RBC Dominion Securities	4.34	12/23/2024	1/6/2025	16,000,000	16,027,004	Agency Mortgage-Backed Securities	3.00 - 7.00	7/1/2049 - 9/20/2054	16,336,270
						U.S. Treasuries (including strips)	0.00 - 3.75	4/15/2026 - 5/15/2049	3,430
									16,339,700
RBC Financial Group	4.57	11/4/2024	1/30/2025	2,000,000	2,022,088	Agency Mortgage-Backed Securities	2.00 - 6.50	2/1/2051 - 1/1/2055	46,311
						U.S. Treasuries (including strips)	0.00 - 4.46	4/30/2025 - 11/15/2044	2,009,109
									2,055,420
RBC Financial Group	4.55	11/8/2024	1/30/2025	82,000,000	82,860,203	Agency Mortgage-Backed Securities	2.00 - 6.50	8/1/2042 - 1/1/2055	1,460,491
						U.S. Treasuries (including strips)	0.00 - 4.46	4/30/2025 - 11/15/2044	9,520,244
						Agency Debentures and Agency Strips	2.50 - 6.50	9/1/2040 - 12/25/2054	73,955,143
									84,935,878
SMBC Nikko Securities America, Inc.	4.46	12/31/2024	1/2/2025	9,000,000	9,002,230	Agency Mortgage-Backed Securities	2.00 - 6.50	12/1/2048 - 10/1/2054	9,182,182
						U.S. Treasuries (including strips)	3.63	9/30/2031	96
									9,182,278
Societe Generale	4.46	12/31/2024	1/7/2025	30,000,000	30,026,017	U.S. Treasuries (including strips)	1.25 - 4.50	11/30/2026 - 5/31/2029	30,607,664
Societe Generale	4.45	12/30/2024	1/6/2025	7,000,000	7,006,057	Agency Mortgage-Backed Securities	2.50	9/1/2050	7,142,648
TD Securities (U.S.A.)	4.46	12/31/2024	1/2/2025	20,000,000	20,004,956	Agency Mortgage-Backed Securities	5.50	9/1/2054	20,405,055
Wells Fargo Securities, LLC	4.49	12/6/2024	3/5/2025	14,000,000	14,155,404	Agency Mortgage-Backed Securities	3.00 - 7.00	3/1/2045 - 8/1/2054	14,328,088
Wells Fargo Securities, LLC	4.40	12/19/2024	2/18/2025	22,000,000	22,164,022	Agency Mortgage-Backed Securities	1.50 - 7.00	11/1/2036 - 8/1/2054	22,478,398
Wells Fargo Securities, LLC	4.62	11/26/2024	1/24/2025	11,000,000	11,083,289	Agency Mortgage-Backed Securities	5.50 - 6.00	7/1/2039 - 9/1/2054	11,273,277
Wells Fargo Securities, LLC	4.63	11/21/2024	1/21/2025	27,000,000	27,211,823	Agency Mortgage-Backed Securities	6.00	12/1/2054	27,688,763
Wells Fargo Securities, LLC	4.62	11/15/2024	1/15/2025	11,000,000	11,086,112	Agency Mortgage-Backed Securities	3.00 - 6.50	5/1/2035 - 11/1/2054	11,289,115
Wells Fargo Securities, LLC	4.66	11/8/2024	1/8/2025	22,000,000	22,173,715	Agency Mortgage-Backed Securities	5.50	12/1/2054	22,599,760
Total Repurchase Agreements				$ 2,597,792,000	2,605,305,337				2,656,584,961

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$369,988,000 due 01/02/2025 at 4.46%
JP Morgan Securities LLC	68,053,000
Bank of America NA	31,002,000
HSBC Securities Inc. (U.S.A.)	7,940,000
BofA Securities Inc	10,284,000
Nomura Securities International Inc	32,094,000
MUFG Securities (Canada) Ltd.	22,684,000
Sumitomo Mitsui Banking Corp	142,912,000
Rbc Dominion Securities Inc	18,904,000
Bny Mellon Capital Market LLC	18,724,000
Wells Fargo Securities LLC	17,391,000
369,988,000
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including repurchase agreements of $3,148,780,000) - See accompanying schedule Unaffiliated issuers (cost $8,565,399,208):		$8,565,399,208
Cash		26,999,966
Receivable for fund shares sold		134,384,589
Interest receivable		23,372,245
Prepaid expenses		7,243
Total assets		8,750,163,251
Liabilities
Payable for investments purchased	$227,571,056
Payable for fund shares redeemed	22,847,788
Accrued management fee	1,948,907
Distribution and service plan fees payable	285,625
Other payables and accrued expenses	75,468
Total liabilities		252,728,844
Net Assets		$8,497,434,407
Net Assets consist of:
Paid in capital		$8,497,122,971
Total accumulated earnings (loss)		311,436
Net Assets		$8,497,434,407

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($2,267,617,587 ÷ 2,265,284,369 shares)		$1.00
Service Class :
Net Asset Value, offering price and redemption price per share ($2,492,449,219 ÷ 2,493,475,815 shares)		$1.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($401,835,418 ÷ 402,082,814 shares)		$1.00
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,335,532,183 ÷ 3,336,091,530 shares)		$1.00
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$438,763,156
Expenses
Management fee	$22,228,651
Transfer agent fees	1,046,436
Distribution and service plan fees	3,179,962
Accounting fees and expenses	113,049
Custodian fees and expenses	95,997
Independent trustees' fees and expenses	21,684
Registration fees	102,280
Audit fees	50,682
Legal	7,830
Total expenses before reductions	26,846,571
Expense reductions	(197,615)
Total expenses after reductions		26,648,956
Net Investment income (loss)		412,114,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,579
Total net realized gain (loss)		3,579
Net increase in net assets resulting from operations		$412,117,779
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$412,114,200	$342,328,322
Net realized gain (loss)	3,579	(28,379)
Net increase in net assets resulting from operations	412,117,779	342,299,943
Distributions to shareholders	(412,087,912)	(342,294,738)

Share transactions - net increase (decrease)	277,213,860	1,383,362,442
Total increase (decrease) in net assets	277,243,727	1,383,367,647

Net Assets
Beginning of period	8,220,190,680	6,836,823,033
End of period	$8,497,434,407	$8,220,190,680

Financial Highlights
VIP Government Money Market Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.048	.014	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.048	.014	- B	.003
Distributions from net investment income	(.050)	(.048)	(.014)	- B	(.003)
Total distributions	(.050)	(.048)	(.014)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	5.10%	4.89%	1.44%	.01%	.32%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.27%	.29%	.24%	.23%	.24%
Expenses net of fee waivers, if any	.27%	.29%	.22%	.08%	.20%
Expenses net of all reductions	.27%	.29%	.22%	.08%	.20%
Net investment income (loss)	4.96%	4.83%	1.52%	.01%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,267,618	$2,594,542	$2,210,498	$1,477,559	$2,255,440

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
VIP Government Money Market Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.047	.013	- B	.003
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B
Total from investment operations	.049	.047	.014	- B	.003
Distributions from net investment income	(.049)	(.047)	(.014)	- B	(.003)
Total distributions	(.049)	(.047)	(.014)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	5.00%	4.79%	1.36%	.01%	.28%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.37%	.39%	.34%	.33%	.34%
Expenses net of fee waivers, if any	.37%	.39%	.30%	.08%	.23%
Expenses net of all reductions	.37%	.39%	.29%	.08%	.23%
Net investment income (loss)	4.85%	4.73%	1.44%	.01%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,492,449	$2,289,476	$1,796,084	$1,447,279	$1,641,207

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
VIP Government Money Market Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.047	.045	.013	- B	.002
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.047	.045	.013	- B	.002
Distributions from net investment income	(.047)	(.045)	(.013)	- B	(.002)
Total distributions	(.047)	(.045)	(.013)	- B	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	4.84%	4.63%	1.26%	.01%	.24%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.52%	.54%	.49%	.48%	.49%
Expenses net of fee waivers, if any	.52%	.54%	.40%	.08%	.28%
Expenses net of all reductions	.52%	.54%	.40%	.08%	.28%
Net investment income (loss)	4.70%	4.58%	1.34%	.01%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$401,835	$319,430	$238,428	$203,035	$221,428

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
VIP Government Money Market Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.048	.014	- B	.003
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.048	.014	- B	.003
Distributions from net investment income	(.050)	(.048)	(.014)	- B	(.003)
Total distributions	(.050)	(.048)	(.014)	- B	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	5.08%	4.87%	1.42%	.01%	.31%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30%	.32%	.27%	.25%	.26%
Expenses net of fee waivers, if any	.30%	.31%	.24%	.08%	.21%
Expenses net of all reductions	.30%	.31%	.24%	.08%	.21%
Net investment income (loss)	4.92%	4.81%	1.50%	.01%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,335,532	$3,016,743	$2,591,813	$1,970,069	$2,094,839

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$8,565,399,208

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$278,004
Capital loss carryforward	$(24,521)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Long-term	(24,521)
Total capital loss carryforward	$(24,521)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$412,087,912	$ 342,294,738
Total	$412,087,912	$ 342,294,738

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Basic Fee Rate %
Initial Class	.15
Service Class	.15
Service Class 2.15
Investor Class	.18

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized income-related fee and management fee rates were as follows:

	Income-Related Fee $	Income-Related Fee Rate %	Total Management Fee Rate %
VIP Government Money Market Portfolio	8,026,513.11
Initial Class			.26
Service Class			.26
Service Class 2.26
Investor Class			.29

Prior to March 1, 2024, the management fee was calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. The total income-based component was comprised of an income-based fee and an asset-based fee and was calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increased as the Fund's gross yield increased. Prior to March 1, 2024, the income-based portion of this fee was $1,634,311 or an annualized rate of .12% of the Fund's average net assets. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .22%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,257,509
Service Class 2	922,453
$3,179,962

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	305,591.0680
Service Class	243,455.0680
Service Class 2	36,423.0680
Investor Class	460,967.0920
	1,046,436

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Government Money Market Portfolio	.0083

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $197,615.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$129,204,435	$102,114,967
Service Class	109,549,291	93,288,370
Service Class 2	17,281,509	12,727,490
Investor Class	156,052,677	134,163,911
Total	$412,087,912	$342,294,738
6. Share Transactions.
Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Government Money Market Portfolio
Initial Class
Shares sold	2,178,894,018	2,678,433,367	$2,178,894,018	$2,678,433,368
Reinvestment of distributions	129,913,881	101,451,920	129,913,881	101,451,920
Shares redeemed	(2,638,246,567)	(2,395,779,271)	(2,638,246,567)	(2,395,779,271)
Net increase (decrease)	(329,438,668)	384,106,016	$(329,438,668)	$384,106,017
Service Class
Shares sold	2,464,667,316	1,936,736,029	$2,464,667,316	$1,936,736,029
Reinvestment of distributions	110,180,749	92,851,034	110,180,749	92,851,034
Shares redeemed	(2,370,916,323)	(1,536,162,855)	(2,370,916,323)	(1,536,162,855)
Net increase (decrease)	203,931,742	493,424,208	$203,931,742	$493,424,208
Service Class 2
Shares sold	643,287,594	324,195,319	$643,287,594	$324,195,319
Reinvestment of distributions	17,366,478	12,647,436	17,366,478	12,647,436
Shares redeemed	(577,986,476)	(255,857,046)	(577,986,476)	(255,857,046)
Net increase (decrease)	82,667,596	80,985,709	$82,667,596	$80,985,709
Investor Class
Shares sold	733,425,816	799,423,897	$733,425,816	$799,423,897
Reinvestment of distributions	156,891,427	133,600,121	156,891,427	133,600,121
Shares redeemed	(570,264,053)	(508,177,510)	(570,264,053)	(508,177,510)
Net increase (decrease)	320,053,190	424,846,508	$320,053,190	$424,846,508
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Government Money Market Portfolio	42%	1	14%
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Government Money Market Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 55.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $412,087,912 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Government Money Market Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered a pro forma management fee rate for Investor Class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board recognized that the income-based component of the fund's management fee, which no competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.
In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's total expense ratio ranked below the competitive medians for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.701157.127
VIPMM-ANN-0325
Fidelity® Variable Insurance Products:

VIP Target Volatility Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Target Volatility Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 2.0%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $3,175,373)	263,370	3,471,214

Bond Funds - 20.0%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (b)	39,372	361,041
Fidelity Total Bond Fund (b)	3,575,184	33,606,729
Fidelity U.S. Bond Index Fund (b)	49,016	500,944
SPDR Bloomberg 1-10 Year TIPS ETF	32,935	608,968
TOTAL BOND FUNDS (Cost $35,641,412)		35,077,682

Domestic Equity Funds - 45.1%
	Shares	Value ($)
Fidelity Contrafund (b)	245,329	5,159,276
Fidelity Enhanced Large Cap Core ETF (b)(c)	522,810	17,216,133
Fidelity Low-Priced Stock Fund (b)	73,526	2,996,177
Fidelity U.S. Low Volatility Equity Fund (b)	17,986	213,490
VIP Stock Selector All Cap Portfolio - Investor Class (b)	4,385,653	53,504,970
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,104,937)		79,090,046

International Equity Funds - 32.6%
	Shares	Value ($)
Fidelity Canada Fund (b)	23,969	1,574,312
Fidelity Emerging Markets Fund (b)	377,614	14,379,550
Fidelity Enhanced International ETF (b)	698,267	19,223,291
Fidelity International Value Fund (b)	565,614	5,690,079
Fidelity Japan Smaller Companies Fund (b)	117,662	1,835,521
Fidelity Overseas Fund (b)	184,183	11,529,837
iShares Core MSCI Emerging Markets ETF	57,656	3,010,796
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $52,151,277)		57,243,386

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/27/2025 (e)	4.38	250,000	248,359
US Treasury Bills 0% 2/6/2025 (e)	4.48	190,000	189,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $437,442)			437,578

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	240,803	240,851
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(g)	4.42	1,836	1,836
Fidelity Securities Lending Cash Central Fund (f)(h)	4.35	1,667,083	1,667,250
TOTAL MONEY MARKET FUNDS (Cost $1,909,937)			1,909,937

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $159,420,378)	177,229,843
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,726,288)
NET ASSETS - 100.0%	175,503,555

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	Mar 2025	7,122,900	(231,271)	(231,271)
ICE MSCI EAFE Index Contracts (United States)	11	Mar 2025	1,247,125	(41,381)	(41,381)
ICE MSCI Emerging Markets Index Contracts (United States)	10	Mar 2025	536,900	(19,844)	(19,844)

TOTAL FUTURES CONTRACTS					(292,496)
The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $437,578.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,729,446	43,642,761	46,131,356	120,799	-	-	240,851	240,803	0.0%
Fidelity Securities Lending Cash Central Fund	11,836,475	281,409,837	291,579,062	97,382	-	-	1,667,250	1,667,083	0.0%
Total	14,565,921	325,052,598	337,710,418	218,181	-	-	1,908,101	1,907,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Canada Fund	2,193,677	124,589	806,979	110,489	59,804	3,221	1,574,312	23,969
Fidelity Contrafund	4,275,973	1,363,168	1,688,530	212,838	337,370	871,295	5,159,276	245,329
Fidelity Emerging Markets Fund	14,932,757	3,672,031	4,879,079	93,217	282,388	371,453	14,379,550	377,614
Fidelity Enhanced International ETF	6,853,086	12,738,244	-	284,808	-	(368,039)	19,223,291	698,267
Fidelity Enhanced Large Cap Core ETF	-	26,309,769	9,827,441	51,324	199,334	534,471	17,216,133	522,810
Fidelity Enhanced Large Cap Value ETF	5,430,171	-	5,873,112	52,785	1,449,039	(1,006,098)	-	-
Fidelity Equity-Income Fund	2,458,571	19,922	2,701,566	18,810	644,908	(421,835)	-	-
Fidelity Hedged Equity Fund	982,202	2,784,340	569,613	20,428	74,981	199,304	3,471,214	263,370
Fidelity International Value Fund	8,175,363	214,191	3,010,851	162,850	342,720	(31,344)	5,690,079	565,614
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,745	91	-	91	-	-	1,836	1,836
Fidelity Japan Smaller Companies Fund	1,698,068	79,776	-	79,777	-	57,677	1,835,521	117,662
Fidelity Long-Term Treasury Bond Index Fund	471,623	16,033	85,633	14,670	(10,747)	(30,235)	361,041	39,372
Fidelity Low-Priced Stock Fund	4,199,234	522,078	1,541,074	488,477	(26,884)	(157,177)	2,996,177	73,526
Fidelity Overseas Fund	14,119,442	2,089,617	5,205,936	158,905	365,291	161,423	11,529,837	184,183
Fidelity Total Bond Fund	38,425,479	23,033,791	26,989,969	1,626,427	(1,833,650)	971,078	33,606,729	3,575,184
Fidelity U.S. Bond Index Fund	3,593,376	5,727,588	8,854,353	103,171	117,704	(83,371)	500,944	49,016
Fidelity U.S. Low Volatility Equity Fund	975,054	13,235	867,516	6,143	143,162	(50,445)	213,490	17,986
Fidelity Value Discovery Fund	1,860,079	845	1,968,524	-	548,505	(440,905)	-	-
VIP Stock Selector Portfolio - Investor Class	60,022,974	586,326	17,058,190	364,739	1,838,052	8,115,808	53,504,970	4,385,653
	170,668,874	79,295,634	91,928,366	3,849,949	4,531,977	8,696,281	171,264,400	11,141,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	3,471,214	3,471,214	-	-

Bond Funds	35,077,682	35,077,682	-	-

Domestic Equity Funds	79,090,046	79,090,046	-	-

International Equity Funds	57,243,386	57,243,386	-	-

U.S. Treasury Obligations	437,578	-	437,578	-

Money Market Funds	1,909,937	1,909,937	-	-
Total Investments in Securities:	177,229,843	176,792,265	437,578	-
Derivative Instruments: Liabilities
Futures Contracts	(292,496)	(292,496)	-	-
Total Liabilities	(292,496)	(292,496)	-	-
Total Derivative Instruments:	(292,496)	(292,496)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(292,496)
Total Equity Risk	0	(292,496)
Total Value of Derivatives	0	(292,496)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,626,742) - See accompanying schedule:
Unaffiliated issuers (cost $4,322,680)	$4,057,342
Fidelity Central Funds (cost $1,908,101)	1,908,101
Other affiliated issuers (cost $153,189,597)	171,264,400

Total Investment in Securities (cost $159,420,378)		$177,229,843
Receivable for investments sold		50,371
Receivable for fund shares sold		192,856
Distributions receivable from Fidelity Central Funds		19,858
Total assets		177,492,928
Liabilities
Payable for fund shares redeemed	$243,226
Accrued management fee	22,602
Distribution and service plan fees payable	22,415
Payable for daily variation margin on futures contracts	30,465
Other affiliated payables	3,415
Collateral on securities loaned	1,667,250
Total liabilities		1,989,373
Net Assets		$175,503,555
Net Assets consist of:
Paid in capital		$157,435,589
Total accumulated earnings (loss)		18,067,966
Net Assets		$175,503,555

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($1,444,146 ÷ 116,444 shares)		$12.40
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($174,059,409 ÷ 14,094,973 shares)		$12.35
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$484,117
Affiliated issuers		3,074,198
Interest		7,251
Income from Fidelity Central Funds (including $97,382 from security lending)		218,181
Total income		3,783,747
Expenses
Management fee	$377,781
Transfer agent fees	47,652
Distribution and service plan fees	470,047
Independent trustees' fees and expenses	493
Total expenses before reductions	895,973
Expense reductions	(283,453)
Total expenses after reductions		612,520
Net Investment income (loss)		3,171,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,330,233
Affiliated issuers	4,531,977
Futures contracts	(579,745)
Capital gain distributions from underlying funds:
Affiliated issuers	775,751
Total net realized gain (loss)		8,058,216
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,588,881)
Affiliated issuers	8,696,281
Futures contracts	(292,496)
Total change in net unrealized appreciation (depreciation)		6,814,904
Net gain (loss)		14,873,120
Net increase (decrease) in net assets resulting from operations		$18,044,347
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,171,227	$3,839,367
Net realized gain (loss)	8,058,216	(4,576,723)
Change in net unrealized appreciation (depreciation)	6,814,904	26,376,042
Net increase (decrease) in net assets resulting from operations	18,044,347	25,638,686
Distributions to shareholders	(4,761,616)	(3,856,525)

Share transactions - net increase (decrease)	(33,383,524)	(28,701,243)
Total increase (decrease) in net assets	(20,100,793)	(6,919,082)

Net Assets
Beginning of period	195,604,348	202,523,430
End of period	$175,503,555	$195,604,348

Financial Highlights
VIP Target Volatility Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.61	$10.39	$12.76	$13.05	$12.40
Income from Investment Operations
Net investment income (loss) A,B	.23	.23	.17	.13	.14
Net realized and unrealized gain (loss)	.93	1.24	(2.13)	1.46	.97
Total from investment operations	1.16	1.47	(1.96)	1.59	1.11
Distributions from net investment income	(.25)	(.25)	(.27)	- C	(.18)
Distributions from net realized gain	(.12)	-	(.14)	(1.88)	(.29)
Total distributions	(.37)	(.25)	(.41)	(1.88)	(.46) D
Net asset value, end of period	$12.40	$11.61	$10.39	$12.76	$13.05
Total Return E,F	9.94%	14.14%	(15.53)%	12.16%	9.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.33%	.32%	.35%	.41%	.40%
Expenses net of fee waivers, if any	.18%	.17%	.20%	.26%	.25%
Expenses net of all reductions	.18%	.17%	.20%	.26%	.25%
Net investment income (loss)	1.83%	2.10%	1.52%	.93%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,444	$1,352	$1,210	$1,486	$1,519
Portfolio turnover rate I	56%	61%	50%	64%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Target Volatility Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$10.35	$12.71	$13.02	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.21	.21	.15	.11	.12
Net realized and unrealized gain (loss)	.92	1.23	(2.11)	1.46	.97
Total from investment operations	1.13	1.44	(1.96)	1.57	1.09
Distributions from net investment income	(.23)	(.23)	(.26)	- C	(.16)
Distributions from net realized gain	(.12)	-	(.14)	(1.88)	(.29)
Total distributions	(.34) D	(.23)	(.40)	(1.88)	(.44) D
Net asset value, end of period	$12.35	$11.56	$10.35	$12.71	$13.02
Total Return E,F	9.80%	13.93%	(15.65)%	12.03%	8.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48%	.47%	.50%	.56%	.56%
Expenses net of fee waivers, if any	.33%	.32%	.35%	.41%	.40%
Expenses net of all reductions	.33%	.32%	.35%	.41%	.40%
Net investment income (loss)	1.68%	1.95%	1.37%	.78%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$174,059	$194,252	$201,313	$265,197	$269,141
Portfolio turnover rate I	56%	61%	50%	64%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFS may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,965,185
Gross unrealized depreciation	(2,461,207)
Net unrealized appreciation (depreciation)	$17,503,978
Tax Cost	$159,725,865

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$44,039
Undistributed long-term capital gain	$793,035
Net unrealized appreciation (depreciation) on securities and other investments	$17,503,978

The Fund intends to elect to defer to its next fiscal year $273,085 of capital losses recognized during the period November 1, 2024 to December 31, 2024.

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$4,706,277	$ 3,856,525
Long-term Capital Gains	55,339	-
Total	$4,761,616	$ 3,856,525

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	104,606,475	137,593,684
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,452
Service Class 2	468,595
$470,047

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or exchange-traded funds (ETFs) that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Service Class	363.02
Service Class 2	47,289.03
	47,652

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Target Volatility Portfolio	919

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Target Volatility Portfolio	10,532	-	-
9. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Fund's average net assets until April 30, 2026. During the period, the Fund's management fee was reduced by $94,445.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:
Reimbursement ($)
Service Class	1,452
Service Class 2	187,438

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $118 .

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Target Volatility Portfolio
Distributions to shareholders
Service Class	42,494	29,104
Service Class 2	4,719,122	3,827,421
Total	$4,761,616	$3,856,525
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Target Volatility Portfolio
Service Class
Reinvestment of distributions	22	16	$279	$190
Shares redeemed	(11)	(12)	(132)	(133)
Net increase (decrease)	11	4	$147	$57
Service Class 2
Shares sold	535,378	537,799	$6,745,571	$5,874,801
Reinvestment of distributions	381,189	330,520	4,719,122	3,827,421
Shares redeemed	(3,622,055)	(3,516,533)	(44,848,364)	(38,403,522)
Net increase (decrease)	(2,705,488)	(2,648,214)	$(33,383,671)	$(28,701,300)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Target Volatility Portfolio	-	1	92%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Target Volatility Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Target Volatility Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $848,374, or, if subsequently determined to be different, the net capital gain of such year.

A total of 8.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,609,542 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Service Class designates 10% and Service Class 2 designates 11% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Target Volatility Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Service Class 2); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of FMR, and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the investment adviser, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of Service Class 2, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Service Class 2 of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Service Class 2 the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Service Class 2 of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Service Class 2 of the fund ranked above the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board considered that Service Class 2 has a 0.25% 12b-1 fee, whereas most of the classes in the insurance universe do not have 12b-1 fees. When excluding 12b-1 fees from both Fidelity and competitor classes, Service Class 2 of the fund ranked below the similar sales load type competitive median.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to waive 0.05% of the fund's management fee through April 30, 2025.
The Board further considered that FMR has contractually agreed to reimburse 0.10% of "class-level" expenses for Service Class and Service Class 2 as long as these classes continue to be sold to unaffiliated insurance companies.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2025.

1.955015.111
VIPTV-ANN-0325
Fidelity® Variable Insurance Products:

VIP Asset Manager: Growth Portfolio
(to be renamed VIP Asset Manager 70% Portfolio effective April 30, 2025)

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Asset Manager: Growth Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Hedged Equity ETF (b) (Cost $3,194,849)	126,631	3,476,945

Bond Funds - 23.6%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	23,334	1,917,327
Fidelity Floating Rate Central Fund (c)	21,441	2,106,331
Fidelity High Income Central Fund (c)	19,324	2,071,153
Fidelity Inflation-Protected Bond Index Central Fund (c)	45,879	4,004,812
Fidelity International Credit Central Fund (c)	8,590	695,530
Fidelity VIP Investment Grade Central Fund (c)	569,650	52,111,590
iShares 20+ Year Treasury Bond ETF	30,141	2,632,213
TOTAL BOND FUNDS (Cost $69,814,659)		65,538,956

Domestic Equity Funds - 45.9%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	157,518	7,286,783
Fidelity Commodity Strategy Central Fund (c)	12,887	1,133,011
Fidelity Enhanced Large Cap Value ETF (b)	60,572	1,845,629
Fidelity Enhanced Mid Cap ETF (b)(d)	64,872	2,131,045
Fidelity Enhanced Small Cap ETF (b)(d)	78,625	2,543,519
Fidelity Fundamental Small-Mid Cap ETF (b)	27,647	743,151
Fidelity Real Estate Equity Central Fund (c)	9,964	1,352,349
Fidelity U.S. Equity Central Fund (c)	806,597	110,294,042
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,205,843)		127,329,529

International Equity Funds - 28.0%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	108,581	23,255,924
Fidelity International Equity Central Fund (c)	534,915	54,534,613
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $64,990,372)		77,790,537

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (f)	4.58	20,000	19,967
US Treasury Bills 0% 1/30/2025 (f)	4.51	90,000	89,704
US Treasury Bills 0% 1/9/2025 (f)	4.58	110,000	109,910
US Treasury Bills 0% 3/27/2025 (f)	4.28	20,000	19,804
TOTAL U.S. TREASURY OBLIGATIONS (Cost $239,328)			239,385

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	3,312,958	3,313,620
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	1,215,853	1,215,975
TOTAL MONEY MARKET FUNDS (Cost $4,529,595)			4,529,595

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $213,974,646)	278,904,947
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,355,159)
NET ASSETS - 100.0%	277,549,788

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	61	Mar 2025	6,861,890	(5,132)	(5,132)
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Mar 2025	2,517,360	869	869

TOTAL PURCHASED					(4,263)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Mar 2025	13,949,013	151,246	151,246

TOTAL FUTURES CONTRACTS					146,983
The notional amount of futures purchased as a percentage of Net Assets is 3.4%
The notional amount of futures sold as a percentage of Net Assets is 5.0%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $239,385.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,090,775	13,910,118	11,687,273	92,383	-	-	3,313,620	3,312,958	0.0%
Fidelity Commodity Strategy Central Fund	1,053,339	193,913	108,849	62,105	(1,185)	(4,207)	1,133,011	12,887	0.5%
Fidelity Emerging Markets Debt Central Fund	570,487	86,204	656,987	11,413	(111,709)	112,005	-	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	1,910,336	191,540	-	138,376	-	(184,549)	1,917,327	23,334	0.7%
Fidelity Emerging Markets Equity Central Fund	20,812,093	3,018,272	1,767,243	415,613	24,607	1,168,195	23,255,924	108,581	1.0%
Fidelity Floating Rate Central Fund	1,891,798	383,670	163,276	185,965	112	(5,973)	2,106,331	21,441	0.1%
Fidelity Hedged Equity Central Fund	3,091,142	931	3,372,197	932	518,821	(238,697)	-	-	0.0%
Fidelity High Income Central Fund	1,227,069	952,048	159,234	131,833	865	50,405	2,071,153	19,324	0.1%
Fidelity Inflation-Protected Bond Index Central Fund	4,671,445	864,321	1,486,590	171,532	(143,684)	99,320	4,004,812	45,879	0.7%
Fidelity International Credit Central Fund	1,232,917	132,952	683,776	48,346	(118,026)	131,463	695,530	8,590	0.7%
Fidelity International Equity Central Fund	45,759,132	11,431,640	4,262,262	1,530,054	(3,166)	1,609,269	54,534,613	534,915	1.0%
Fidelity Real Estate Equity Central Fund	1,034,416	539,089	267,571	32,732	19,037	27,378	1,352,349	9,964	0.1%
Fidelity Securities Lending Cash Central Fund	-	32,660,663	31,444,688	9,041	-	-	1,215,975	1,215,853	0.0%
Fidelity U.S. Equity Central Fund	107,766,233	22,328,297	31,204,523	10,497,538	1,771,538	9,632,497	110,294,042	806,597	0.6%
Fidelity VIP Investment Grade Central Fund	48,538,720	11,883,519	7,156,249	2,125,323	(67,275)	(1,087,125)	52,111,590	569,650	1.8%
Total	240,649,902	98,577,177	94,420,718	15,453,186	1,889,935	11,309,981	258,006,277	6,689,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	7,289,004	-	-	-	(2,221)	7,286,783	157,518
Fidelity Enhanced Large Cap Value ETF	-	1,844,296	-	-	-	1,333	1,845,629	60,572
Fidelity Enhanced Mid Cap ETF	-	2,138,217	98,811	8,109	6,635	85,004	2,131,045	64,872
Fidelity Enhanced Small Cap ETF	-	2,468,738	-	10,647	-	74,781	2,543,519	78,625
Fidelity Fundamental Small-Mid Cap ETF	-	743,868	-	-	-	(717)	743,151	27,647
Fidelity Hedged Equity ETF	-	3,364,543	172,802	17,539	3,108	282,096	3,476,945	126,631
Fidelity Low Volatility Factor ETF	2,432,488	-	2,475,742	-	83,840	(40,586)	-	-
	2,432,488	17,848,666	2,747,355	36,295	93,583	399,690	18,027,072	515,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	3,476,945	3,476,945	-	-

Bond Funds	65,538,956	65,538,956	-	-

Domestic Equity Funds	127,329,529	127,329,529	-	-

International Equity Funds	77,790,537	77,790,537	-	-

U.S. Treasury Obligations	239,385	-	239,385	-

Money Market Funds	4,529,595	4,529,595	-	-
Total Investments in Securities:	278,904,947	278,665,562	239,385	-
Derivative Instruments: Assets
Futures Contracts	152,115	152,115	-	-
Total Assets	152,115	152,115	-	-
Liabilities
Futures Contracts	(5,132)	(5,132)	-	-
Total Liabilities	(5,132)	(5,132)	-	-
Total Derivative Instruments:	146,983	146,983	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	152,115	(5,132)
Total Equity Risk	152,115	(5,132)
Total Value of Derivatives	152,115	(5,132)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,183,305) - See accompanying schedule:
Unaffiliated issuers (cost $3,240,298)	$2,871,598
Fidelity Central Funds (cost $193,147,552)	258,006,277
Other affiliated issuers (cost $17,586,796)	18,027,072

Total Investment in Securities (cost $213,974,646)		$278,904,947
Receivable for investments sold		12,090,457
Receivable for fund shares sold		47,914
Distributions receivable from Fidelity Central Funds		15,719
Prepaid expenses		230
Other receivables		453
Total assets		291,059,720
Liabilities
Payable for investments purchased	$11,928,543
Payable for fund shares redeemed	133,340
Accrued management fee	147,584
Distribution and service plan fees payable	7,098
Payable for daily variation margin on futures contracts	36,726
Other payables and accrued expenses	40,666
Collateral on securities loaned	1,215,975
Total liabilities		13,509,932
Net Assets		$277,549,788
Net Assets consist of:
Paid in capital		$202,656,774
Total accumulated earnings (loss)		74,893,014
Net Assets		$277,549,788

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($89,191,669 ÷ 3,872,703 shares)		$23.03
Service Class :
Net Asset Value, offering price and redemption price per share ($3,837,405 ÷ 168,404 shares)		$22.79
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($32,738,785 ÷ 1,453,985 shares)		$22.52
Investor Class :
Net Asset Value, offering price and redemption price per share ($151,781,929 ÷ 6,645,213 shares)		$22.84
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends (including $36,295 earned from affiliated issuers)		$114,401
Interest		18,168
Income from Fidelity Central Funds (including $9,041 from security lending)		6,509,842
Total income		6,642,411
Expenses
Management fee	$1,634,856
Transfer agent fees	43,654
Distribution and service plan fees	61,972
Accounting fees	19,457
Custodian fees and expenses	17,362
Independent trustees' fees and expenses	676
Audit fees	51,504
Legal	2,395
Miscellaneous	5,766
Total expenses before reductions	1,837,642
Expense reductions	(25,644)
Total expenses after reductions		1,811,998
Net Investment income (loss)		4,830,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	47,661
Fidelity Central Funds	1,889,935
Other affiliated issuers	93,583
Futures contracts	(1,011,874)
Capital gain distributions from Fidelity Central Funds	8,943,344
Total net realized gain (loss)		9,962,649
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(311,148)
Fidelity Central Funds	11,309,981
Other affiliated issuers	399,690
Futures contracts	250,779
Total change in net unrealized appreciation (depreciation)		11,649,302
Net gain (loss)		21,611,951
Net increase (decrease) in net assets resulting from operations		$26,442,364
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,830,413	$4,099,740
Net realized gain (loss)	9,962,649	2,543,594
Change in net unrealized appreciation (depreciation)	11,649,302	28,430,492
Net increase (decrease) in net assets resulting from operations	26,442,364	35,073,826
Distributions to shareholders	(7,855,218)	(4,166,216)

Share transactions - net increase (decrease)	14,146,733	(5,267,979)
Total increase (decrease) in net assets	32,733,879	25,639,631

Net Assets
Beginning of period	244,815,909	219,176,278
End of period	$277,549,788	$244,815,909

Financial Highlights
VIP Asset Manager: Growth Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.41	$18.72	$24.38	$22.00	$19.20
Income from Investment Operations
Net investment income (loss) A,B	.43	.37	.38	.35	.21
Net realized and unrealized gain (loss)	1.87	2.69	(4.33)	2.71	3.09
Total from investment operations	2.30	3.06	(3.95)	3.06	3.30
Distributions from net investment income	(.41)	(.37)	(.37)	(.34)	(.22)
Distributions from net realized gain	(.26)	-	(1.34)	(.34)	(.27)
Total distributions	(.68) C	(.37)	(1.71)	(.68)	(.50) C
Net asset value, end of period	$23.03	$21.41	$18.72	$24.38	$22.00
Total Return D,E	10.81%	16.37%	(16.88)%	13.96%	17.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.61%	.66%	.67%	.66%	.67%
Expenses net of all reductions	.61%	.66%	.67%	.66%	.67%
Net investment income (loss)	1.89%	1.84%	1.88%	1.46%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$89,192	$88,440	$85,620	$111,781	$106,148
Portfolio turnover rate H	21%	25%	26%	25%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager: Growth Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.19	$18.54	$24.16	$21.80	$19.04
Income from Investment Operations
Net investment income (loss) A,B	.40	.35	.35	.32	.19
Net realized and unrealized gain (loss)	1.86	2.65	(4.28)	2.70	3.05
Total from investment operations	2.26	3.00	(3.93)	3.02	3.24
Distributions from net investment income	(.39)	(.35)	(.35)	(.32)	(.20)
Distributions from net realized gain	(.26)	-	(1.34)	(.34)	(.27)
Total distributions	(.66) C	(.35)	(1.69)	(.66)	(.48) C
Net asset value, end of period	$22.79	$21.19	$18.54	$24.16	$21.80
Total Return D,E	10.73%	16.21%	(16.95)%	13.89%	17.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.71%	.76%	.77%	.76%	.77%
Expenses net of all reductions	.71%	.76%	.77%	.76%	.77%
Net investment income (loss)	1.79%	1.74%	1.78%	1.36%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$3,837	$3,618	$2,883	$3,609	$3,363
Portfolio turnover rate H	21%	25%	26%	25%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager: Growth Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.99	$18.39	$23.98	$21.65	$18.91
Income from Investment Operations
Net investment income (loss) A,B	.36	.31	.32	.28	.16
Net realized and unrealized gain (loss)	1.84	2.64	(4.24)	2.67	3.03
Total from investment operations	2.20	2.95	(3.92)	2.95	3.19
Distributions from net investment income	(.40)	(.35)	(.33)	(.29)	(.17)
Distributions from net realized gain	(.26)	-	(1.34)	(.34)	(.27)
Total distributions	(.67) C	(.35)	(1.67)	(.62) C	(.45) C
Net asset value, end of period	$22.52	$20.99	$18.39	$23.98	$21.65
Total Return D,E	10.55%	16.05%	(17.05)%	13.69%	16.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90%	.92%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.89%	.91%	.92%	.91%	.92%
Expenses net of all reductions	.89%	.91%	.92%	.91%	.92%
Net investment income (loss)	1.62%	1.59%	1.63%	1.21%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$32,739	$14,839	$4,015	$3,948	$3,359
Portfolio turnover rate H	21%	25%	26%	25%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager: Growth Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.24	$18.58	$24.21	$21.85	$19.07
Income from Investment Operations
Net investment income (loss) A,B	.41	.35	.36	.33	.20
Net realized and unrealized gain (loss)	1.85	2.67	(4.29)	2.69	3.06
Total from investment operations	2.26	3.02	(3.93)	3.02	3.26
Distributions from net investment income	(.40)	(.36)	(.36)	(.33)	(.21)
Distributions from net realized gain	(.26)	-	(1.34)	(.34)	(.27)
Total distributions	(.66)	(.36)	(1.70)	(.66) C	(.48)
Net asset value, end of period	$22.84	$21.24	$18.58	$24.21	$21.85
Total Return D,E	10.73%	16.25%	(16.93)%	13.89%	17.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.75%	.75%	.74%	.75%
Expenses net of fee waivers, if any	.69%	.74%	.74%	.74%	.75%
Expenses net of all reductions	.69%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.81%	1.76%	1.80%	1.38%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$151,782	$137,920	$126,658	$154,034	$132,407
Portfolio turnover rate H	21%	25%	26%	25%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

During September 2024 the Board approved to change the name of the Fund to VIP Asset Manager 70% Portfolio effective April 30, 2025.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.01%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities Futures	.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Restricted Securities Loans & Direct Debt Instruments	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Restricted Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term gain distributions from the underlying funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$71,167,334
Gross unrealized depreciation	(5,669,527)
Net unrealized appreciation (depreciation)	$65,497,807
Tax Cost	$213,407,140

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$919,786
Undistributed long-term capital gain	$8,894,819
Net unrealized appreciation (depreciation) on securities and other investments	$65,497,807

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$5,389,863	$ 4,166,216
Long-term Capital Gains	2,465,355	-
Total	$7,855,218	$ 4,166,216

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Asset Manager: Growth Portfolio
Equity Risk
Futures Contracts	(886,487)	250,779
Total Equity Risk	(886,487)	250,779
Interest Rate Risk
Futures Contracts	(125,387)	-
Total Interest Rate Risk	(125,387)	-
Totals	(1,011,874)	250,779

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	72,354,018	55,235,886
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$3,809
Service Class 2	58,163
$61,972

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	9,278.0630
Service Class	382.0630
Service Class 2	1,651.0630
Investor Class	32,343.1390
	43,654

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.0472

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager: Growth Portfolio	67,200	7,464	(105)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser  or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Asset Manager: Growth Portfolio	404
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager: Growth Portfolio	995	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager: Growth Portfolio	13,833

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $788.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,023.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Asset Manager: Growth Portfolio
Distributions to shareholders
Initial Class	$2,629,832	$1,523,262
Service Class	109,353	59,300
Service Class 2	800,399	236,126
Investor Class	4,315,634	2,347,528
Total	$7,855,218	$4,166,216
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Asset Manager: Growth Portfolio
Initial Class
Shares sold	95,836	89,121	$2,191,675	$1,783,560
Reinvestment of distributions	116,591	71,296	2,629,832	1,523,262
Shares redeemed	(470,593)	(602,856)	(10,653,970)	(12,111,528)
Net increase (decrease)	(258,166)	(442,439)	$(5,832,463)	$(8,804,706)
Service Class
Shares sold	4,889	25,260	$109,620	$490,035
Reinvestment of distributions	4,900	2,803	109,353	59,300
Shares redeemed	(12,120)	(12,879)	(275,109)	(253,691)
Net increase (decrease)	(2,331)	15,184	$(56,136)	$295,644
Service Class 2
Shares sold	781,226	508,123	$17,503,767	$10,104,265
Reinvestment of distributions	35,960	11,243	800,399	236,126
Shares redeemed	(70,165)	(30,785)	(1,587,900)	(612,138)
Net increase (decrease)	747,021	488,581	$16,716,266	$9,728,253
Investor Class
Shares sold	604,083	493,977	$13,613,428	$10,045,580
Reinvestment of distributions	192,806	110,735	4,315,634	2,347,528
Shares redeemed	(644,746)	(929,205)	(14,609,996)	(18,880,278)
Net increase (decrease)	152,143	(324,493)	$3,319,066	$(6,487,170)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Asset Manager: Growth Portfolio	78%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Asset Manager: Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Asset Manager: Growth Portfolio (the "Fund"), a fund of Variable Insurance Products Fund V, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $8,900,952, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,165,211 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 2%, and 20%; Service Class designates 2%, and 21%; Service Class 2 designates 2%, and 21%; and Investor Class designates 2%, and 21%; of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Asset Manager Growth Portfolio
Initial Class	12/30/2024	$0.1368	$0.0198
Service Class	12/30/2024	$0.1307	$0.0198
Service Class 2	12/30/2024	$0.1341	$0.0198
Investor Class	12/30/2024	$0.1324	$0.0198

.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Asset Manager: Growth Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Investor Class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended May 31, 2024, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Investor Class, the Board considered a pro forma management fee rate for Investor Class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Investor Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Investor Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Investor Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of Investor Class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023. The Board noted that when servicing is provided at the annuity level it is not reflected in the total expense ratio of that class, which means that Investor Class shares are less comparable to competitors that have this type of structure.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.540207.127
VIPAMG-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025